                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09195
                  ---------------------------------------------

                           SA FUNDS - INVESTMENT TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           1190 Saratoga Avenue, Suite 200, San Jose, California 95129
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


                             Jennifer S. Fromm, Esq.
                              Senior Legal Counsel
                             Loring Ward Group Inc.
                    10100 Santa Monica Boulevard, Suite 1050
                          Los Angeles, California 90067
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

                                    Copy to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, NW, 2nd Floor
                             Washington, D.C. 20036

                            Karen Jacoppo-Wood, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                           Boston, Massachusetts 02110

        Registrant's telephone number, including area code: 310-229-4464

Date of fiscal year end: June 30
                        ---------------------------
Date of reporting period: December 31, 2003
                         -------------------------

ITEM 1.  REPORTS TO SHAREHOLDERS.

                                [SA FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2003
                                  (UNAUDITED)
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--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      1
  SA U.S. Market Fund.......................................      3
  SA U.S. HBtM Fund.........................................     18
  SA U.S. Small Company Fund................................     22
  SA International HBtM Fund................................     41
  SA International Small Company Fund.......................     49
STATEMENTS OF ASSETS AND LIABILITIES........................     50
STATEMENTS OF OPERATIONS....................................     52
STATEMENTS OF CHANGES IN NET ASSETS.........................     54
FINANCIAL HIGHLIGHTS........................................     58
NOTES TO FINANCIAL STATEMENTS...............................     64
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP
INC. & DFA INVESTMENT TRUST COMPANY.........................     70

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited)

                                              FACE
                                             AMOUNT         VALUE+

BONDS AND NOTES -- 97.5%

AUSTRIA -- 3.6%
  Oesterreichische Postsparkasse AG,
    6.000%, 4/16/08.....................  USD 4,000,000  $  4,392,000
  Republic of Austria, 6.250%,
    5/19/08.............................  USD 3,300,000     3,692,446
                                                         ------------
                                                            8,084,446
                                                         ------------

CANADA -- 7.6%
  Government of Canada, 5.250%,
    11/05/08............................  USD 5,500,000     5,968,627
  Ontario Electricity Finance, 6.100%,
    1/30/08.............................  USD 3,000,000     3,323,769
  Province of British Columbia, 5.375%,
    10/29/08............................  USD 1,300,000     1,407,357
  Province of Ontario, 5.500%,
    10/01/08............................  USD 5,550,000     6,036,580
                                                         ------------
                                                           16,736,333
                                                         ------------

GERMANY -- 4.5%
  Landeskreditbank Baden
    Wuerttemberg -- Foerderbank, 3.000%,
    9/30/08.............................  USD 5,000,000     4,859,895
  Landwirtschaftliche Rentenbank,
    3.250%, 6/16/08.....................  USD 2,000,000     1,975,908
  Landwirtschaftliche Rentenbank,
    3.875%, 9/04/08.....................  USD 3,000,000     3,035,640
                                                         ------------
                                                            9,871,443
                                                         ------------

JAPAN -- 2.0%
  Nippon Telegraph & Telephone Corp.,
    6.000%, 3/25/08.....................  USD 4,000,000     4,399,572
                                                         ------------

NETHERLANDS -- 6.8%
  Landesbank Baden Wuerttemberg, 5.750%,
    2/25/08.............................  USD 4,200,000     4,544,778
  Nederlandse Waterschapsbank, 2.750%,
    12/30/08............................  USD 5,000,000     4,803,690
  Rabobank Nederland -- Cooperatieve
    Centrale Raiffeisen --
    Boerenleenbank BA, 5.500%,
    9/17/08.............................  USD 5,200,000     5,605,600
                                                         ------------
                                                           14,954,068
                                                         ------------

UNITED STATES -- 73.0%
  African Development Bank, 3.250%,
    8/01/08.............................  USD 4,800,000     4,760,659
  Bayerische Landesbank Girozentrale,
    2.875%, 10/15/08....................  USD 1,700,000     1,642,637
  Bayerische Landesbank Girozentrale,
    5.875%, 12/01/08....................  USD 2,100,000     2,301,522
  ChevronTexaco Capital Co., 3.375%,
    2/15/08.............................  USD 4,300,000     4,324,523
  Citigroup, Inc., 3.500%, 2/01/08......  USD 5,700,000     5,726,750
                                              FACE
                                             AMOUNT         VALUE+

  European Coal & Steel, 6.375%,
    3/26/08.............................  USD 1,355,000  $  1,509,470
  European Investment Bank, 5.375%,
    9/16/08.............................  USD 5,000,000     5,433,040
  Federal Farm Credit Bank, 3.000%,
    4/15/08.............................  USD 2,600,000     2,565,241
  Federal Farm Credit Bank, 3.625%,
    10/24/08............................  USD 13,000,000   13,070,577
  Federal Home Loan Bank, 2.625%,
    7/15/08.............................  USD 10,400,000   10,076,872
  Federal Home Loan Bank, 5.500%,
    8/15/08.............................  USD 4,000,000     4,345,492
  Federal Home Loan Mortgage Corp.,
    3.625%, 9/15/08.....................  USD 4,000,000     4,030,792
  Federal Home Loan Mortgage Corp.,
    5.125%, 10/15/08....................  USD 7,200,000     7,729,222
  Federal Home Loan Mortgage Corp.,
    5.750%, 4/15/08.....................  USD 3,500,000     3,846,629
  Federal National Mortgage Association,
    3.250%, 8/15/08.....................  USD 8,500,000     8,441,342
  Federal National Mortgage Association,
    6.000%, 5/15/08.....................  USD 7,500,000     8,321,790
  Fifth Third Bank, 3.375%, 8/15/08.....  USD 4,000,000     3,989,776
  General Electric Capital Corp.,
    4.250%, 1/15/08.....................  USD 4,000,000     4,140,544
  Interamerican Development Bank,
    5.375%, 11/18/08....................  USD 1,400,000     1,525,010
  Interamerican Development Bank,
    3.375%, 3/17/08.....................  USD 4,300,000     4,344,337
  International Bank of
    Reconstruction & Development,
    5.000%, 10/29/08....................  USD 6,000,000     6,408,186
  International Finance Corp., 3.000%,
    4/15/08.............................  USD 4,450,000     4,389,177
  Kreditanstalt Fuer Wiederaufbau,
    3.375%, 1/23/08.....................  USD 4,000,000     4,032,764
  Procter & Gamble Co., 6.125%,
    5/08/08.............................  USD 4,000,000     4,407,196
  Siemens Capital Corp., 6.000%,
    2/11/08.............................  USD 5,000,000     5,462,415
  Tennessee Valley Authority, 5.375%,
    11/13/08 Series G...................  USD 9,140,000     9,870,807
  The Gillette Co., 2.875%, 3/15/08.....  USD 4,550,000     4,449,445
  Toyota Motor Credit Corp., 2.875%,
    8/01/08.............................  USD 4,850,000     4,764,398
  Wal-Mart Stores, Inc., 3.375%,
    10/01/08............................  USD 5,200,000     5,157,786
  Warner Lambert Co., 6.000%, 1/15/08...  USD 4,700,000     5,182,981
  Wells Fargo & Co., 3.500%, 4/04/08....  USD 5,300,000     5,322,129
                                                         ------------
                                                          161,573,509
                                                         ------------
  TOTAL BONDS AND NOTES
    (Identified Cost $215,970,145)......                  215,619,371
                                                         ------------

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                             SHARES         VALUE+
SHORT-TERM INVESTMENTS -- 0.8%

UNITED STATES -- 0.8%
  SSgA Government Money Market Fund.....      1,238,001  $  1,238,001
  SSgA Money Market Fund................        607,657       607,657
                                                         ------------
                                                            1,845,658
                                                         ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,845,658)........                    1,845,658
                                                         ------------



TOTAL INVESTMENTS -- 98.3%
  (IDENTIFIED COST $217,815,803)#.................  217,465,029
  Cash and Other Assets, Less Liabilities --
    1.7%..........................................    3,730,772
                                                    -----------
NET ASSETS -- 100%................................  $221,195,801
                                                    ===========

  +  See Note 1.
  # At December 31, 2003, the aggregate cost of investment securities for income tax purposes was $217,815,803. Net unrealized depreciation aggregated $350,774 of which $842,278 related to appreciated investment securities and $1,193,052 related to depreciated investment securities.
Key to abbreviations:
USD  -- U.S. Dollar

Ten Largest Sector Holdings at December 31, 2003
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Government Agency                    32.7%
Banks                                23.2%
Supranational Organizations          10.7%
Foreign Government/Agency             7.7%
Diversified Operations                6.3%
Financial Services                    6.3%
Health Care -- Drugs                  2.3%
Retail -- General                     2.3%
Cosmetics & Toiletries                2.0%
Telephone                             2.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited)

                                            SHARES       VALUE+

COMMON STOCKS -- 98.9%

ADVERTISING -- 0.2%
  Getty Images, Inc.*...................        900   $     45,117
  Interpublic Group of Cos., Inc........      7,070        110,292
  Lamar Advertising Co. Class A*........      1,700         63,444
  Omnicom Group, Inc....................      3,800        331,854
                                                      ------------
                                                           550,707
                                                      ------------

AEROSPACE/DEFENSE -- 1.4%
  Alliant Techsystems, Inc.*............        675         38,988
  Armor Holdings, Inc.*.................        400         10,524
  Boeing Co.............................     16,000        674,240
  Engineered Support Systems, Inc.......        300         16,518
  General Dynamics Corp.................      4,000        361,560
  Goodrich Corp.........................      2,100         62,349
  Honeywell International, Inc..........     15,500        518,165
  Northrop Grumman Corp.................      3,622        346,263
  Raytheon Co...........................      7,400        222,296
  Rockwell Collins......................      3,200         96,096
  The Titan Corp........................      1,000         21,810
  United Defense Industries, Inc.*......        800         25,504
  United Technologies Corp..............      9,400        890,838
                                                      ------------
                                                         3,285,151
                                                      ------------

AGRICULTURAL OPERATIONS -- 0.1%
  AGCO Corp.*...........................      1,200         24,168
  Monsanto Co...........................      5,317        153,023
                                                      ------------
                                                           177,191
                                                      ------------

AIRLINES -- 0.2%
  AirTran Holdings, Inc.*...............        800          9,520
  Alaska Air Group, Inc.*...............        700         19,103
  AMR Corp.*............................      2,800         36,260
  Continental Airlines, Inc.
    Class B*............................        700         11,389
  Delta Air Lines, Inc..................      1,500         17,715
  Northwest Airlines Corp. Class A*.....      1,200         15,144
  SkyWest, Inc..........................        600         10,872
  Southwest Airlines Co.................     14,200        229,188
                                                      ------------
                                                           349,191
                                                      ------------

APPLIANCES -- 0.1%
  Maytag Corp...........................      1,100         30,635
  Whirlpool Corp........................      1,400        101,710
                                                      ------------
                                                           132,345
                                                      ------------

AUTO & RELATED -- 1.2%
  Advance Auto Parts, Inc.*.............        700         56,980
  American Axle & Manufacturing
    Holdings, Inc.*.....................      1,100         44,462
  Asbury Automotive Group, Inc.*........        900         16,119
  AutoZone, Inc.*.......................      1,800        153,378
  BorgWarner, Inc.......................        500         42,535
  CarMax, Inc.*.........................      1,873         57,932
  Cummins Engine Co., Inc...............        800         39,152
  Dana Corp.............................      1,500         27,525
  Delphi Automotive Systems Corp........     11,200        114,352
                                            SHARES       VALUE+

  Dollar Thrifty Automotive
    Group, Inc.*........................        500   $     12,970
  Ford Motor Co.........................     31,400        502,400
  General Motors Corp...................     10,100        539,340
  Harley-Davidson, Inc..................      6,100        289,933
  Johnson Controls, Inc.................      1,800        209,016
  Lear Corp.............................      1,200         73,596
  Navistar International Corp.*.........      1,200         57,468
  O'Reilly Automotive, Inc.*............      1,000         38,360
  Oshkosh Truck Corp....................        600         30,618
  PACCAR, Inc...........................      2,350        200,032
  Rent-A-Center, Inc.*..................      1,650         49,302
  Superior Industries
    International, Inc..................        300         13,056
  Thor Industries, Inc..................        800         44,976
  United Auto Group, Inc................        600         18,780
  United Rentals, Inc.*.................      1,200         23,112
  Visteon Corp..........................      1,800         18,738
                                                      ------------
                                                         2,674,132
                                                      ------------

BANKS/SAVINGS & LOANS -- 5.9%
  Associated Banc-Corp..................      1,313         55,999
  Astoria Financial Corp................      1,600         59,520
  BancorpSouth, Inc.....................      1,400         33,208
  Bank of America Corp..................     29,700      2,388,771
  Bank of New York Co., Inc.............     13,900        460,368
  Bank One Corp.........................     20,300        925,477
  Banknorth Group, Inc..................      2,900         94,337
  BankUnited Financial Corp.
    Class A*............................        500         12,895
  BB&T Corp.............................      9,879        381,725
  BOK Financial Corp....................      1,055         40,850
  Brookline Bancorp, Inc................        800         12,272
  Capitol Federal Financial.............      1,500         54,090
  Cathay Bancorp, Inc...................        300         16,704
  Charter One Financial, Inc............      4,462        154,162
  Chemical Financial Corp...............        100          3,639
  Chittenden Corp.......................        500         16,820
  City National Corp....................        800         49,696
  Comerica, Inc.........................      3,500        196,210
  Commerce Bancshares, Inc..............      1,213         59,449
  Commercial Federal Corp...............        600         16,026
  Community First Bankshares, Inc.......        500         14,470
  Compass Bancshares, Inc...............      2,400         94,344
  Corus Bankshares, Inc.................        800         25,248
  CVB Financial Corp....................        688         13,262
  Dime Community Bancshares.............        400         12,304
  Downey Financial Corp.................        300         14,790
  East West Bancorp, Inc................        300         16,104
  FNB Corp..............................        551         19,533
  Fifth Third Bancorp...................     11,250        664,875
  First Charter Corp....................        600         11,730
  First Financial Bancorp...............        630         10,048
  First Niagara Financial
    Group, Inc..........................      1,000         14,910
  First Tennessee National Corp.........      2,800        123,480
  FirstFed Financial Corp.*.............        300         13,050
  Flagstar Bancorp, Inc.................        600         12,852
  FleetBoston Financial Corp............     16,808        733,669
  Fulton Financial Corp.................      1,482         32,471

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  Golden West Financial Corp............      3,000   $    309,570
  Greater Bay Bancorp...................        900         25,632
  GreenPoint Financial Corp.............      2,750         97,130
  Harleysville National Corp............        400         12,040
  Hibernia Corp. Class A................      2,800         65,828
  Hudson City Bancorp, Inc..............      3,800        145,084
  Hudson United Bancorp.................        500         18,475
  Huntington Bancshares, Inc............      4,600        103,500
  Independence Community Bank Corp......        700         25,179
  M&T Bank Corp.........................      2,200        216,260
  MAF Bancorp, Inc......................        400         16,760
  Marshall & Ilsley Corp................      4,500        172,125
  MB Financial, Inc.....................        450         16,380
  Mercantile Bankshares Corp............      1,400         63,812
  National Commerce Financial Corp......      4,100        111,848
  National Penn Bancshares, Inc.........        400         12,848
  New York Community Bancorp, Inc.......      4,099        155,967
  North Fork Bancorp., Inc..............      2,800        113,316
  Northern Trust Corp...................      4,400        204,248
  Northwest Bancorp, Inc................        900         19,224
  Old National Bancorp..................      1,186         27,100
  Pacific Capital Bancorp...............        500         18,410
  People's Bank.........................      1,000         32,600
  PFF Bancorp, Inc......................        300         10,884
  PNC Bank Corp.........................      5,000        273,650
  Provident Financial Group, Inc........        800         25,560
  Republic Bancorp, Inc.................      1,331         17,955
  Riggs National Corp...................        500          8,265
  Silicon Valley Bancshares*............        500         18,035
  SouthTrust Corp.......................      6,600        216,018
  Sovereign Bancorp, Inc................      5,300        125,875
  Staten Island Bancorp, Inc............        800         18,000
  Sun Trust Banks, Inc..................      5,600        400,400
  TCF Financial Corp....................      1,600         82,160
  Texas Regional Bancshares, Inc.
    Class A.............................        550         20,350
  The Colonial BancGroup, Inc...........      2,200         38,104
  TrustCo Bank Corp. NY.................      1,380         18,147
  Trustmark Corp........................      1,100         32,197
  U.S. Bancorp..........................     36,015      1,072,527
  UCBH Holdings, Inc....................        700         27,279
  UMB Financial Corp....................        300         14,262
  UnionBanCal Corp......................      2,700        155,358
  United Bankshares, Inc................        500         15,600
  United Community Banks, Inc...........        100          3,290
  Valley National Bancorp...............      1,706         49,815
  Wachovia Corp.........................     26,600      1,239,294
  Washington Federal, Inc...............      1,155         32,802
  Washington Mutual, Inc................     16,650        667,998
  Waypoint Financial Corp...............        600         13,014
  Webster Financial Corp................        800         36,688
  Westamerica Bancorp...................        500         24,850
  Westcorp..............................        900         32,895
                                            SHARES       VALUE+

  Wintrust Financial Corp...............        300   $     13,530
  Zions Bancorp.........................      2,700        165,591
                                                      ------------
                                                        13,713,087
                                                      ------------

BROADCASTING -- 0.9%
  Charter Communications, Inc.
    Class A*............................      2,900         11,658
  Clear Channel Communications, Inc.....     11,200        524,496
  Comcast Corp. Class A*................     24,425        802,850
  Comcast Corp. Class A Special*........     10,000        312,800
  Cumulus Media, Inc. Class A*..........        800         17,600
  Fox Entertainment Group, Inc.
    Class A*............................      7,000        204,050
  Hearst-Argyle Television, Inc.........      1,000         27,560
  Mediacom Communications Corp.*........      1,500         13,005
  Sinclair Broadcast Group, Inc.
    Class A*............................      2,200         32,824
  UnitedGlobalCom, Inc. Class A*........      2,000         16,960
  Univision Communications, Inc.
    Class A*............................      4,950        196,465
                                                      ------------
                                                         2,160,268
                                                      ------------

BUILDING & CONSTRUCTION -- 0.6%
  Beazer Homes USA, Inc.................        200         19,532
  Cavco Industries, Inc.*...............         50          1,200
  Centex Construction Products, Inc.....        100          6,027
  Centex Corp...........................      1,200        129,180
  D.R. Horton, Inc......................      3,150        136,269
  Dycom Industries, Inc.*...............        700         18,774
  Florida Rock Industries, Inc..........        500         27,425
  Granite Construction, Inc.............        500         11,745
  Hovnanian Enterprises, Inc.
    Class A*............................        400         34,824
  Jacobs Engineering Group, Inc.*.......        900         43,209
  KB HOME...............................        900         65,268
  Lafarge Corp..........................      1,400         56,728
  Lennar Corp...........................      1,000         96,000
  Lennar Corp. Class B..................         50          4,570
  M.D.C. Holdings, Inc..................        530         34,185
  Martin Marietta Materials, Inc........        900         42,273
  Masco Corp............................      9,300        254,913
  Meritage Corp.*.......................        200         13,262
  Modine Manufacturing Co...............        400         10,792
  NVR, Inc.*............................        100         46,600
  Pulte Corp............................      1,200        112,344
  Ryland Group, Inc.....................        500         44,320
  Simpson Manufacturing Co., Inc.*......        400         20,344
  Standard Pacific Corp.................        500         24,275
  Texas Industries, Inc.................        300         11,100
  The Shaw Group, Inc.*.................      1,000         13,620
  Toll Brothers, Inc.*..................      1,300         51,688
  URS Corp.*............................        100          2,501
  Vulcan Materials Co...................      2,000         95,140
  WCI Communities, Inc.*................        600         12,366
  William Lyon Homes, Inc.*.............        200         12,554
  York International Corp...............        500         18,400
                                                      ------------
                                                         1,471,428
                                                      ------------

BUSINESS SERVICES -- 1.4%
  Acxiom Corp.*.........................        900         16,713
  ADVO, Inc.............................        400         12,704
  American Management Systems, Inc.*....        700         10,549

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  Ariba, Inc.*..........................      3,200   $      9,600
  Aspect Communications Corp.*..........        800         12,608
  Automatic Data Processing, Inc........     11,400        451,554
  Banta Corp............................        500         20,250
  BEA Systems, Inc.*....................      8,100         99,630
  BearingPoint, Inc.*...................      3,100         31,279
  Catalina Marketing Corp.*.............        800         16,128
  Ceridian Corp.*.......................      3,000         62,820
  Certegy, Inc..........................        300          9,840
  ChoicePoint, Inc.*....................      1,566         59,649
  Cintas Corp...........................      3,400        170,442
  Ecolab, Inc...........................      5,500        150,535
  Electronic Data Systems Corp..........      9,400        230,676
  Expeditors International of
    Washington, Inc.....................      2,100         79,086
  Exult, Inc.*..........................      1,900         13,528
  Fair, Issac & Co., Inc................        800         39,328
  First Data Corp.......................     14,600        599,914
  Fiserv, Inc.*.........................      3,850        152,113
  Foundry Networks, Inc.*...............      2,300         62,928
  FTI Consulting, Inc.*.................      1,100         25,707
  Global Payments, Inc..................        240         11,309
  Harte-Hanks, Inc......................      2,550         55,462
  Hudson Highland Group, Inc.*..........        135          3,220
  Iron Mountain, Inc.*..................      1,700         67,218
  John H. Harland Co....................        500         13,650
  Keane, Inc.*..........................      1,100         16,104
  Kelly Services, Inc. Class A..........        500         14,270
  Manpower, Inc.........................      1,600         75,328
  MPS Group, Inc.*......................      1,400         13,090
  NCO Group, Inc.*......................        500         11,385
  Paychex, Inc..........................      7,550        280,860
  Robert Half International, Inc.*......      3,400         79,356
  SEI Investments Co....................      1,800         54,846
  TeleTech Holdings, Inc.*..............        500          5,650
  Tetra Tech, Inc.*.....................      1,000         24,860
  The Corporate Executive Board Co.*....        500         23,335
  The Reynolds & Reynolds Co.
    Class A.............................      1,000         29,050
  Westwood One, Inc.*...................      1,800         61,578
                                                      ------------
                                                         3,178,152
                                                      ------------

CHEMICALS -- 1.3%
  Air Products & Chemicals, Inc.........      4,500        237,735
  Airgas, Inc...........................        800         17,184
  Albemarle Corp........................        500         14,985
  Ashland, Inc..........................      1,200         52,872
  Cabot Corp............................        900         28,656
  Cabot Microelectronics Corp.*.........        300         14,700
  Cytec Industries, Inc.*...............        500         19,195
  Dionex Corp.*.........................        300         13,806
  Dow Chemical Co.......................     18,400        764,888
  E.I. du Pont de Nemours & Co..........     17,900        821,431
  Eastman Chemical Co...................      1,400         55,342
  Engelhard Corp........................      2,300         68,885
                                            SHARES       VALUE+

  Ferro Corp............................        500   $     13,605
  FMC Corp.*............................        500         17,065
  Georgia Gulf Corp.....................        600         17,328
  Great Lakes Chemical Corp.............        800         21,752
  H.B. Fuller Co........................        500         14,870
  Hercules, Inc.*.......................      1,300         15,860
  IMC Global, Inc.......................      1,800         17,874
  Kronos Worldwide Inc*.................        400          8,880
  Lubrizol Corp.........................        900         29,268
  Lyondell Chemical Co..................      3,900         66,105
  MacDermid, Inc........................        600         20,544
  Minerals Technologies, Inc............        300         17,775
  NL Industries, Inc....................        800          9,360
  Olin Corp.............................        700         14,042
  OM Group, Inc.........................        400         10,476
  Praxair, Inc..........................      7,800        297,960
  Rohm & Haas Co........................      4,400        187,924
  RPM, Inc..............................      2,100         34,566
  Sigma-Aldrich Corp....................      1,300         74,334
  The Valspar Corp......................        800         39,536
  Valhi, Inc............................      1,960         29,322
                                                      ------------
                                                         3,068,125
                                                      ------------

COMMERCIAL SERVICES -- 0.1%
  Alliance Data Systems Corp.*..........      1,200         33,216
  Aramark Corp. Class B*................      1,700         46,614
  Arbitron, Inc.*.......................        300         12,516
  Convergys Corp.*......................      2,900         50,634
  Deluxe Corp...........................        900         37,197
  Plexus Corp.*.........................        800         13,736
  Polycom, Inc.*........................      1,800         35,136
  Quanta Services, Inc.*................        500          3,650
  R.H. Donnelley Corp.*.................        500         19,920
  Weight Watchers
    International, Inc.*................      2,400         92,088
                                                      ------------
                                                           344,707
                                                      ------------

COMMUNICATION SERVICES -- 0.0%
  West Corp.*...........................      1,100         25,553
                                                      ------------

COMMUNICATIONS EQUIPMENT -- 0.1%
  Andrew Corp.*.........................      2,400         27,624
  Finisar Corp.*........................        900          2,817
  L-3 Communications Holdings, Inc.*....      1,900         97,584
  Sonus Networks, Inc.*.................      3,600         27,216
  Tekelec*..............................        900         13,995
  UTStarcom, Inc.*......................      2,100         77,847
                                                      ------------
                                                           247,083
                                                      ------------

COMPUTER EQUIPMENT -- 2.3%
  Adaptec, Inc.*........................        500          4,415
  Advanced Digital Information Corp.*...        800         11,200
  Brocade Communications
    Systems, Inc.*......................      3,300         19,074
  Electronics for Imaging, Inc.*........        600         15,612
  EMC Corp.*............................     45,833        592,156
  Emulex Corp.*.........................      1,500         40,020
  Hutchinson Technology, Inc.*..........        400         12,296
  Imation Corp..........................        500         17,575

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER EQUIPMENT  (CONTINUED)
  Ingram Micro, Inc. Class A*...........      2,800   $     44,520
  Insight Enterprises, Inc.*............        800         15,040
  Intel Corp............................    117,600      3,786,720
  Kronos, Inc.*.........................        100          3,961
  Maxtor Corp.*.........................      4,400         48,840
  McDATA Corp. Class A*.................      1,500         14,295
  MEMC Electronic Materials, Inc.*......      3,700         35,594
  Mentor Graphics Corp.*................        800         11,632
  PalmOne, Inc.*........................        500          5,875
  SanDisk Corp.*........................      1,600         97,824
  Semtech Corp.*........................      1,200         27,276
  Silicon Storage Technology, Inc.*.....      1,300         14,300
  Storage Technology Corp.*.............      2,000         51,500
  Varian Semiconductor Equipment
    Associates, Inc.*...................        500         21,845
  VERITAS Software Corp.*...............      8,500        315,860
  Western Digital Corp.*................      3,700         43,623
  Whitney Holding Corp..................        450         18,445
                                                      ------------
                                                         5,269,498
                                                      ------------

COMPUTER SERVICES -- 2.1%
  Affiliated Computer Services, Inc.
    Class A*............................      2,300        125,258
  Anteon International Corp.*...........        400         14,420
  Avocent Corp.*........................        500         18,260
  Black Box Corp........................        300         13,821
  Cadence Design Systems, Inc.*.........      5,800        104,284
  Cisco Systems, Inc.*..................    128,500      3,121,265
  Cognizant Technology Solutions
    Corp.*..............................      1,100         50,204
  Computer Sciences Corp.*..............      3,400        150,382
  Compuware Corp.*......................      7,700         46,508
  Diebold, Inc..........................      1,400         75,418
  DST Systems, Inc.*....................      2,500        104,400
  Extreme Networks, Inc.*...............      1,400         10,094
  FactSet Research Systems, Inc.........        500         19,105
  GTECH Holdings Corp...................      1,200         59,388
  Intergraph Corp.*.....................        700         16,744
  Jack Henry & Associates, Inc..........      1,800         37,044
  MICROS Systems, Inc.*.................        300         13,008
  NCR Corp.*............................      1,600         62,080
  Network Appliance, Inc.*..............      6,800        139,604
  Perot Systems Corp. Class A*..........      1,700         22,916
  Sun Microsystems, Inc.*...............     63,400        284,666
  SunGard Data Systems, Inc.*...........      5,700        157,947
  Sybase, Inc.*.........................      1,700         34,986
  Syntel, Inc...........................        600         14,826
  The BISYS Group, Inc.*................      1,700         25,296
  Unisys Corp.*.........................      5,900         87,615
                                                      ------------
                                                         4,809,539
                                                      ------------

COMPUTER SOFTWARE -- 3.9%
  3Com Corp.*...........................      6,500         53,105
  Activision, Inc.*.....................      1,550         28,210
  Adobe Systems, Inc....................      4,700        184,710
                                            SHARES       VALUE+

  Ascential Software Corp.*.............        471   $     12,213
  Autodesk, Inc.........................      2,000         49,160
  BMC Software, Inc.*...................      4,500         83,925
  Borland Software Corp.*...............        800          7,784
  CheckFree Corp.*......................      1,400         38,710
  Citrix Systems, Inc.*.................      3,000         63,630
  Computer Associates
    International, Inc..................     11,600        317,144
  Electronic Arts, Inc.*................      5,800        277,124
  Enterasys Networks, Inc.*.............      1,700          6,375
  FileNET Corp.*........................        500         13,540
  Hyperion Solutions Corp.*.............        500         15,070
  Informatica Corp.*....................      1,300         13,390
  Internet Security Systems, Inc.*......        600         11,298
  Intuit, Inc.*.........................      4,000        211,640
  Lawson Software, Inc.*................        900          7,407
  Macromedia, Inc.*.....................      1,000         17,840
  Mercury Interactive Corp.*............      1,800         87,552
  Microsoft Corp........................    192,300      5,295,942
  National Instruments Corp.............        900         40,923
  NetIQ Corp.*..........................        500          6,625
  NetScreen Technologies, Inc.*.........      1,500         37,125
  Network Associates, Inc.*.............      2,600         39,104
  Novell, Inc.*.........................      6,700         70,484
  NVIDIA Corp.*.........................      2,800         65,100
  Oracle Corp.*.........................     99,100      1,308,120
  PalmSource, Inc.*.....................        154          3,356
  Parametric Technology Corp.*..........      4,200         16,548
  PeopleSoft, Inc.*.....................      4,664        106,339
  Quest Software, Inc.*.................      1,100         15,620
  Red Hat, Inc.*........................      3,100         58,187
  SERENA Software, Inc.*................      1,000         18,350
  Siebel Systems, Inc.*.................      9,900        137,313
  Symantec Corp.*.......................      6,000        207,900
  Take-Two Interactive
    Software, Inc.*.....................        500         14,405
  THQ, Inc.*............................        500          8,455
  TIBCO Software, Inc.*.................      2,900         19,633
  WebMD Corp.*..........................      4,900         44,051
                                                      ------------
                                                         9,013,407
                                                      ------------

COMPUTERS -- 2.7%
  Apple Computer, Inc.*.................      6,500        138,905
  Dell, Inc.*...........................     46,100      1,565,556
  Gateway, Inc.*........................      4,900         22,540
  Hewlett-Packard Co....................     61,001      1,401,193
  International Business Machines
    Corp................................     34,400      3,188,192
                                                      ------------
                                                         6,316,386
                                                      ------------

CONSUMER PRODUCTS -- 2.3%
  Avon Products, Inc....................      4,700        317,203
  Blyth, Inc............................        500         16,110
  Clorox Co.............................      4,200        203,952
  Colgate-Palmolive Co..................      9,700        485,485
  Energizer Holdings, Inc.*.............        800         30,048
  Estee Lauder Companies, Inc.
    Class A.............................      2,400         94,224
  Fortune Brands, Inc...................      2,600        185,874
  Fossil, Inc.*.........................        600         16,806

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
CONSUMER PRODUCTS  (CONTINUED)
  Gillette Co...........................     18,400   $    675,832
  Hasbro, Inc...........................      3,500         74,480
  IDEXX Laboratories, Inc.*.............        500         23,140
  International Flavors &
    Fragrances, Inc.....................      2,000         69,840
  Mattel, Inc...........................      8,600        165,722
  Newell Rubbermaid, Inc................      5,500        125,235
  Playtex Products, Inc.*...............      1,000          7,730
  Procter & Gamble Co...................     25,900      2,586,892
  The Dial Corp.........................      1,700         48,399
  The Scotts Co. Class A*...............        600         35,496
  The Yankee Candle Co., Inc.*..........      1,100         30,063
  Tupperware Corp.......................        600         10,404
                                                      ------------
                                                         5,202,935
                                                      ------------
CONTAINERS & GLASS -- 0.0%
  Crown Holdings, Inc.*.................      1,500         13,590
  Owens-Illinois, Inc.*.................      1,700         20,213
                                                      ------------
                                                            33,803
                                                      ------------

CONTAINERS-PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc........................        900         45,000
  Longview Fibre Co.....................        900         11,115
  Sealed Air Corp.*.....................      1,500         81,210
  Sonoco Products Co....................      1,700         41,854
                                                      ------------
                                                           179,179
                                                      ------------
DISTRIBUTION/WHOLESALE -- 0.2%
  CDW Corp..............................      1,500         86,640
  Fastenal Co...........................      1,400         69,916
  Genuine Parts Co......................      3,500        116,200
  Grainger, Inc.........................      1,600         75,824
  Hughes Supply, Inc....................        300         14,886
  International Multifoods Corp.*.......        900         16,200
  Owens & Minor, Inc....................        500         10,955
  SCP Pool Corp.*.......................        400         13,072
  United Stationers, Inc.*..............        500         20,460
                                                      ------------
                                                           424,153
                                                      ------------

DIVERSIFIED OPERATIONS -- 2.0%
  3M Co.................................     15,700      1,334,971
  Barnes Group, Inc.....................        400         12,924
  Carlisle Cos., Inc....................        600         36,516
  Cendant Corp.*........................     20,248        450,923
  Cooper Industries Ltd. Class A........      1,100         63,723
  Corning, Inc.*........................     26,600        277,438
  Crane Co..............................      1,100         33,814
  Danaher Corp..........................      3,100        284,425
  Federal Signal Corp...................        600         10,512
  Fidelity National Financial, Inc......      3,741        145,076
  Harsco Corp...........................        500         21,910
  Hawaiian Electric Industries, Inc.....        600         28,422
  Hillenbrand Industries, Inc...........      1,300         80,678
  Illinois Tool Works, Inc..............      5,500        461,505
  ITT Industries, Inc...................      1,700        126,157
  Kroll, Inc.*..........................        700         18,200
                                            SHARES       VALUE+

  Lancaster Colony Corp.................        500   $     22,580
  Lockheed Martin Corp..................      9,000        462,600
  Mathews International Corp.
    Class A.............................        500         14,795
  Pentair, Inc..........................        800         36,560
  PerkinElmer, Inc......................      4,500         76,815
  PPG Industries, Inc...................      3,400        217,668
  Roper Industries, Inc.................        500         24,630
  Sensient Technologies Corp............        600         11,862
  Teleflex, Inc.........................        700         33,831
  Textron, Inc..........................      2,700        154,062
  Trinity Industries, Inc...............        600         18,504
  Tyco International Ltd................        259          6,863
  Universal Corp........................        500         22,085
  UNOVA, Inc.*..........................        800         18,360
  Viad Corp.............................      1,600         40,000
                                                      ------------
                                                         4,548,409
                                                      ------------

EDUCATION -- 0.2%
  Apollo Group, Inc. Class A*...........      3,450        234,600
  Career Education Corp.*...............      2,200         88,154
  Corinthian Colleges, Inc.*............        900         50,004
  DeVry, Inc.*..........................      1,100         27,643
  Education Management Corp.*...........      1,400         43,456
  ITT Educational Services, Inc.*.......        900         42,273
  Renaissance Learning, Inc.*...........        500         12,040
  Sylvan Learning Systems, Inc.*........        600         17,274
                                                      ------------
                                                           515,444
                                                      ------------

ELECTRIC UTILITIES -- 0.1%
  Duquesne Light Holdings, Inc..........      1,000         18,340
  Great Plains Energy, Inc..............      1,200         38,184
  NSTAR Com.............................        800         38,800
  Texas Genco Holdings, Inc.............        155          5,038
  Weststar Energy, Inc..................      1,100         22,275
                                                      ------------
                                                           122,637
                                                      ------------

ELECTRICAL EQUIPMENT -- 2.7%
  Avid Technology, Inc.*................        300         14,400
  Axcelis Technologies, Inc.*...........      1,400         14,308
  Belden, Inc...........................        500         10,545
  Credence Systems Corp.*...............        900         11,844
  Fairchild Semiconductor Corp.
    Class A*............................      1,900         47,443
  FLIR Systems, Inc.*...................        400         14,600
  General Electric Co...................    180,700      5,598,086
  GrafTech International Ltd.*..........      1,100         14,850
  Lincoln Electric Holdings, Inc........        900         22,266
  Microchip Technology, Inc.............      4,150        138,444
  Molex, Inc............................      1,800         62,802
  Power Integrations, Inc.*.............        400         13,384
  Power-One, Inc.*......................      1,200         12,996
  Rogers Corp.*.........................        300         13,236
  Veeco Instruments, Inc.*..............        400         11,280
  Xilinx, Inc.*.........................      6,800        263,432
                                                      ------------
                                                         6,263,916
                                                      ------------

ELECTRONICS -- 3.0%
  Advanced Micro Devices, Inc.*.........      7,000        104,300

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Aeroflex, Inc.*.......................      1,100   $     12,859
  Agere Systems, Inc. Class A*..........        368          1,123
  Agere Systems, Inc. Class B*..........      9,048         26,239
  Agilent Technologies, Inc.*...........      9,500        277,780
  Altera Corp.*.........................      7,600        172,520
  AMETEK, Inc...........................        500         24,130
  Amkor Technology, Inc.*...............      3,000         54,630
  Amphenol Corp. Class A*...............        800         51,144
  Analog Devices, Inc...................      7,300        333,245
  Anixter International, Inc.*..........        600         15,528
  Applied Materials, Inc.*..............     33,300        747,585
  Applied Micro Circuits Corp.*.........      5,500         32,890
  Arrow Electronics, Inc.*..............      1,800         41,652
  Atmel Corp.*..........................      8,400         50,484
  Avnet, Inc.*..........................      2,122         45,962
  AVX Corp..............................      3,500         58,170
  Benchmark Electronics, Inc.*..........        300         10,443
  Broadcom Corp. Class A*...............      4,500        153,405
  Conexant Systems, Inc.................      3,800         18,886
  Cree, Inc.*...........................      1,300         22,997
  Curtiss-Wright Corp. Class B..........         38          1,706
  Cymer, Inc.*..........................        500         23,095
  Cypress Semiconductor Corp.*..........      2,100         44,856
  Emerson Electric Co...................      7,500        485,625
  Entegris, Inc.*.......................      1,000         12,850
  Exar Corp.*...........................        600         10,248
  Gentex Corp...........................      1,500         66,240
  GlobespanVirata, Inc.*................      1,100          6,468
  Harman International
    Industries, Inc.....................      1,400        103,572
  Hubbell, Inc. Class B.................        900         39,690
  Integrated Circuit Systems, Inc.*.....      1,300         37,037
  Integrated Device
    Technology, Inc.*...................      1,300         22,321
  International Rectifier Corp.*........      1,200         59,292
  Intersil Corp. Class A................      2,500         62,125
  Jabil Circuit, Inc.*..................      3,600        101,880
  KEMET Corp.*..........................      1,500         20,535
  KLA-Tencor Corp.*.....................      3,900        228,813
  Lam Research Corp.*...................      2,700         87,210
  Lattice Semiconductor Corp.*..........      1,600         15,488
  Linear Technology Corp................      6,300        265,041
  LSI Logic Corp.*......................      6,400         56,768
  Maxim Integrated Products, Inc........      7,136        355,373
  Micrel, Inc.*.........................      1,100         17,138
  Micron Technology, Inc.*..............     11,000        148,170
  MKS Instruments, Inc.*................        800         23,200
  National Semiconductor Corp.*.........      3,700        145,817
  Novellus Systems, Inc.*...............      3,056        128,505
  OmniVision Technologies, Inc.*........        500         27,625
  ON Semiconductor Corp.*...............      2,600         16,770
  PMC-Sierra, Inc.*.....................      3,400         68,510
  QLogic Corp.*.........................      1,900         98,040
  Rambus, Inc.*.........................      4,400        135,080
  Rockwell International Corp...........      3,700        131,720
  Sanmina Corp.*........................      9,220        116,264
                                            SHARES       VALUE+

  Silicon Laboratories, Inc.*...........        800   $     34,576
  Siliconix, Inc.*......................        400         18,280
  Skyworks Solutions, Inc.*.............      1,900         16,530
  Solectron Corp.*......................     17,300        102,243
  Synopsys, Inc.*.......................      3,100        104,656
  Tech Data Corp.*......................        800         31,752
  Technitrol, Inc.*.....................        500         10,370
  Tektronix, Inc........................      2,000         63,200
  Teradyne, Inc.*.......................      3,300         83,985
  Texas Instruments, Inc................     31,200        916,656
  Thermo Electron Corp.*................      3,295         83,034
  Thomas & Betts Corp.*.................        500         11,445
  Trimble Navigation Ltd.*..............        500         18,620
  TriQuint Semiconductor, Inc.*.........      1,900         13,433
  Vishay Intertechnology, Inc.*.........      2,600         59,540
  Vitesse Semiconductor Corp.*..........      2,500         14,675
  Wilson Greatbatch
    Technologies, Inc.*.................        300         12,681
                                                      ------------
                                                         7,014,720
                                                      ------------

ENERGY -- 1.2%
  Centerpoint Energy, Inc...............      4,900         47,481
  ChevronTexaco Corp....................     19,256      1,663,526
  CONSOL Energy, Inc....................      1,300         33,670
  DTE Energy Co.........................      3,400        133,960
  Energy East Corp......................      2,600         58,240
  Entergy Corp..........................      4,100        234,233
  Kinder Morgan, Inc....................      2,300        135,930
  Peabody Energy Corp...................      1,000         41,710
  Progress Energy, Inc..................      4,900        221,774
  Sempra Energy.........................      4,100        123,246
                                                      ------------
                                                         2,693,770
                                                      ------------

ENVIROMENTAL SERVICES -- 0.0%
  Rollins, Inc..........................        900         20,295
                                                      ------------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................        800         13,928
                                                      ------------

FINANCIAL SERVICES -- 8.6%
  A.G. Edwards, Inc.....................      1,700         61,591
  Affiliated Managers Group, Inc.*......        200         13,918
  Ambac Financial Group, Inc............      2,150        149,188
  American Capital Strategies Ltd.......      1,200         35,676
  American Express Co...................     25,700      1,239,511
  AmeriCredit Corp.*....................      2,800         44,604
  Ameritrade Holding Corp.*.............      7,700        108,339
  AmSouth Bancorporation................      7,000        171,500
  Bank of Hawaii Corp...................      2,500        105,500
  BlackRock, Inc.*......................        300         15,933
  Capital One Financial Corp............      4,600        281,934
  Charles Schwab Corp...................     29,400        348,096
  Citigroup, Inc........................     98,365      4,774,637
  Citizens Banking Corp.................        500         16,360
  Commerce Bancorp, Inc.................      1,400         73,752
  CompuCredit Corp.*....................        700         14,896
  Concord EFS, Inc.*....................      7,100        105,364
  Countrywide Credit
    Industries, Inc.....................      4,000        303,400

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  Cullen/Frost Bankers, Inc.............        900   $     36,513
  Dun & Bradstreet Corp.*...............      1,300         65,923
  E*Trade Group, Inc.*..................      7,200         91,080
  Eaton Vance Corp......................      1,100         40,304
  eFunds Corp.*.........................        800         13,880
  Equifax, Inc..........................      2,800         68,600
  First Commonwealth Financial Corp.....      1,200         17,112
  First Midwest Bancorp, Inc............        500         16,205
  FirstMerit Corp.......................      1,500         40,455
  Franklin Resources, Inc...............      5,000        260,300
  Fremont General Corp..................        900         15,219
  Friedman, Billings, Ramsey
    Group, Inc. Class A.................      2,800         64,624
  H&R Block, Inc........................      3,600        199,332
  IndyMac Bancorp, Inc..................      1,100         32,769
  Instinet Group, Inc...................      5,000         25,750
  Interactive Data Corp.*...............      1,400         23,184
  Investment Technology Group, Inc.*....        500          8,075
  Investors Financial Services Corp.....      1,000         38,410
  Irwin Financial Corp..................        400         12,560
  J.P. Morgan Chase & Co................     40,840      1,500,053
  Janus Capital Group, Inc..............      4,300         70,563
  Jefferies Group, Inc..................      1,000         33,020
  John Hancock Financial
    Services, Inc.......................      5,200        195,000
  KeyCorp...............................      8,400        246,288
  Knight Trading Group, Inc.*...........      1,800         26,352
  LaBranche & Co., Inc..................        500          5,835
  Legg Mason, Inc.......................      1,200         92,616
  Lehman Brothers Holdings, Inc.........      5,300        409,266
  MBIA, Inc.............................      2,800        165,844
  MBNA Corp.............................     22,950        570,307
  Mellon Financial Corp.................      8,600        276,146
  Merrill Lynch & Co., Inc..............     16,800        985,320
  Morgan Stanley Dean Witter & Co.......     21,700      1,255,779
  National City Corp....................     11,100        376,734
  National Processing, Inc.*............        600         14,130
  New Century Financial Corp............        450         17,852
  PRG-Schultz International, Inc.*......      1,000          4,900
  Protective Life Corp..................      1,000         33,840
  Providian Financial Corp.*............      5,800         67,512
  Raymond James Financial, Inc..........      1,000         37,700
  Regions Financial Corp................      4,400        163,680
  Sky Financial Group, Inc..............      1,400         36,316
  SLM Corp..............................     12,200        459,696
  South Financial Group, Inc............        600         16,716
  Southwest Bancorporation of
    Texas, Inc..........................        500         19,425
  State Street Corp.....................      6,700        348,936
  Susquehanna Bancshares, Inc...........        800         20,008
  Synovus Financial Corp................      6,000        173,520
  T. Rowe Price Group, Inc..............      2,400        113,784
  The Bear Stearns Cos., Inc............      1,800        143,910
  The Goldman Sachs Group, Inc..........      8,400        829,332
  The Student Loan Corp.................        400         58,400
  UICI*.................................        700          9,296
                                            SHARES       VALUE+

  Union Planters Corp...................      4,050   $    127,535
  Waddell & Reed Financial, Inc.
    Class A.............................      1,000         23,460
  Wells Fargo & Co......................     31,100      1,831,479
  WFS Financial, Inc.*..................        500         21,230
  Wilmington Trust Corp.................      1,100         39,600
                                                      ------------
                                                        19,755,874
                                                      ------------

FOOD & BEVERAGES -- 3.6%
  Adolph Coors Co. Class B..............        600         33,660
  American Italian Pasta Co.
    Class A*............................        300         12,570
  Anheuser-Busch Cos., Inc..............     14,700        774,396
  Archer-Daniels-Midland Co.............     12,977        197,510
  Brown Forman Corp. Class B............        500         46,725
  Campbell Soup Co......................      8,000        214,400
  Chiquita Brands
    International, Inc.*................        300          6,759
  Coca-Cola Co..........................     45,800      2,324,350
  Coca-Cola Enterprises, Inc............      8,900        194,643
  ConAgra, Inc..........................     10,700        282,373
  Constellation Brands, Inc.
    Class A*............................      1,800         59,274
  Corn Products International, Inc......        400         13,780
  Dean Foods Co.*.......................      3,084        101,371
  Del Monte Foods Co.*..................      3,788         39,395
  Dreyer's Grand Ice Cream
    Holdings, Inc.*.....................        500         38,875
  Flowers Foods, Inc....................        750         19,350
  General Mills, Inc....................      6,700        303,510
  H.J. Heinz Co.........................      7,000        255,010
  Hershey Foods Corp....................      2,200        169,378
  Hormel Foods Corp.....................      2,800         72,268
  Interstate Bakeries Corp..............      1,300         18,499
  Kellogg Co............................      8,200        312,256
  Kraft Foods, Inc. Class A.............     11,100        357,642
  McCormick & Co., Inc..................      2,200         66,220
  Panera Bread Co. Class A*.............        300         11,859
  PepsiAmericas, Inc....................      3,400         58,208
  PepsiCo, Inc..........................     34,290      1,598,600
  Performance Food Group Co.*...........        800         28,936
  Pilgrim's Pride Corp..................        900         14,697
  Ralcorp Holdings, Inc.*...............        500         15,680
  Smithfield Foods, Inc.*...............      2,200         45,540
  SYSCO Corp............................     11,700        435,591
  Tootsie Roll Industries, Inc..........        515         18,540
  Tyson Foods, Inc. Class A.............      4,502         59,607
  Wm. Wrigley Jr. Co....................      3,700        207,977
                                                      ------------
                                                         8,409,449
                                                      ------------

FOREST & PAPER PRODUCTS -- 0.7%
  Georgia-Pacific Group.................      5,105        156,570
  International Paper Co................      9,024        389,025
  Kimberly-Clark Corp...................     10,100        596,809
  P.H. Glatfelter Co....................        700          8,715
  Smurfit-Stone Container Corp..........      4,900         90,993
  Wausau-Mosinee Paper Corp.............        800         10,816
  Weyerhaeuser Co.......................      4,300        275,200
                                                      ------------
                                                         1,528,128
                                                      ------------

FUNERAL SERVICES -- 0.0%

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
FUNERAL SERVICES  (CONTINUED)
  Service Corp. International*..........      5,200   $     28,028
                                                      ------------

HEALTH CARE -- BIOTECHNOLOGY -- 2.1%
  Affymetrix, Inc.*.....................      1,100         27,071
  Amgen, Inc.*..........................     25,752      1,591,474
  Biogen Idec, Inc......................      6,205        228,220
  Charles River Laboratories
    International, Inc.*................        500         17,165
  Chiron Corp.*.........................      3,700        210,863
  Enzon, Inc.*..........................        500          6,000
  Genencor International, Inc.*.........        900         14,175
  Genentech, Inc.*......................      9,300        870,201
  Genta, Inc.*..........................        800          8,328
  Genzyme Corp.*........................      4,400        217,096
  Gilead Sciences, Inc.*................      4,000        232,560
  ICOS Corp.*...........................      1,300         53,664
  ImClone Systems, Inc.*................        900         35,694
  Martek Biosciences Corp.*.............        600         38,982
  Medtronic, Inc........................     24,300      1,181,223
  Pharmaceutical Product
    Development, Inc.*..................      1,000         26,970
  Protein Design Labs, Inc.*............      1,200         21,480
  Techne Corp.*.........................        800         30,224
  The Medicines Co.*....................        200          5,892
  Trimeris, Inc.*.......................        300          6,294
  VISX, Inc.*...........................        700         16,205
                                                      ------------
                                                         4,839,781
                                                      ------------

HEALTH CARE -- DRUGS -- 5.0%
  Abbott Laboratories...................     29,100      1,356,060
  Accredo Health, Inc.*.................        700         22,127
  Alkermes, Inc.*.......................        900         12,150
  Alpharma, Inc. Class A................        700         14,070
  American Pharmaceutical
    Partners, Inc.*.....................      1,050         35,280
  AmerisourceBergen Corp................      2,059        115,613
  Amylin Pharmaceuticals, Inc.*.........      1,700         37,774
  Andrx Group*..........................        800         19,232
  Barr Laboratories, Inc.*..............      1,350        103,882
  Bristol-Myers Squibb Co...............     34,900        998,140
  Celgene Corp.*........................      1,500         67,530
  Cephalon, Inc.*.......................      1,000         48,410
  Eli Lilly & Co........................     20,200      1,420,666
  Eon Labs, Inc.*.......................        700         35,665
  Forest Laboratories, Inc.*............      7,300        451,140
  IVAX Corp.*...........................      3,550         84,774
  King Pharmaceuticals, Inc.*...........      4,349         66,366
  Kos Pharmaceuticals, Inc.*............        300         12,912
  Ligand Pharmaceuticals, Inc.
    Class B*............................        900         13,221
  Medicis Pharmaceutical Corp.
    Class A.............................        500         35,650
  MedImmune, Inc.*......................      4,530        115,062
  Millennium Pharmaceuticals, Inc.*.....      5,400        100,818
  Mylan Laboratories, Inc...............      5,625        142,087
  Neurocrine Biosciences, Inc.*.........        500         27,270
  NPS Pharmaceuticals, Inc.*............        500         15,370
                                            SHARES       VALUE+

  OSI Pharmaceuticals, Inc.*............        500   $     16,105
  Pfizer, Inc...........................    137,375      4,853,459
  Pharmaceutical Resources, Inc.*.......        700         45,605
  Priority Healthcare Corp. Class B*....        500         12,055
  Sepracor, Inc.*.......................      1,400         33,502
  SICOR, Inc.*..........................      2,400         65,280
  Tularik, Inc.*........................        600          9,690
  Valeant Pharmaceuticals
    International.......................      1,000         25,150
  Vertex Pharmaceuticals, Inc.*.........      1,500         15,345
  Watson Pharmaceuticals, Inc.*.........      2,200        101,200
  Wyeth.................................     24,000      1,018,800
                                                      ------------
                                                        11,547,460
                                                      ------------

HEALTH CARE -- PRODUCTS -- 3.7%
  Abgenix, Inc.*........................      1,200         14,952
  Advanced Medical Optics, Inc.*........        288          5,659
  ALARIS Medical, Inc.*.................        900         13,689
  Align Technology, Inc.*...............        700         11,564
  Allergan, Inc.........................      3,000        230,430
  Apogent Technologies, Inc.*...........      1,900         43,776
  Arrow International, Inc..............        800         19,984
  Bausch & Lomb, Inc....................      1,100         57,090
  Beckman Coulter, Inc..................      2,500        127,075
  Becton, Dickinson & Co................      5,100        209,814
  Biomet, Inc...........................      5,100        185,691
  Boston Scientific Corp.*..............     16,400        602,864
  C.R. Bard, Inc........................      1,000         81,250
  Cooper Cos., Inc......................        600         28,278
  Cytyc Corp.*..........................      1,200         16,512
  Datascope Corp........................        300         10,755
  DENTSPLY International, Inc...........      1,500         67,755
  Diagnostic Products Corp..............        500         22,955
  Guidant Corp..........................      6,200        373,240
  Henry Schein, Inc.*...................      1,000         67,580
  Human Genome Sciences, Inc.*..........      2,100         27,825
  Invacare Corp.........................        500         20,185
  Invitrogen Corp.*.....................        900         63,000
  Johnson & Johnson.....................     53,412      2,759,264
  Mentor Corp...........................        300          7,218
  Merck & Co., Inc......................     40,300      1,861,860
  MGI Pharma, Inc.*.....................        400         16,460
  NeighborCare, Inc.*...................        300          5,925
  Perrigo Co............................      1,100         17,292
  PSS World Medical, Inc.*..............      1,100         13,277
  ResMed, Inc.*.........................        500         20,770
  Respironics, Inc.*....................        500         22,545
  Schering-Plough Corp..................     29,400        511,266
  St. Jude Medical, Inc.*...............      3,500        214,725
  Stryker Corp..........................      4,000        340,040
  Thoratec Corp.*.......................        800         10,408
  Varian Medical Systems, Inc.*.........      1,300         89,830
  Zimmer Holdings, Inc.*................      4,780        336,512
                                                      ------------
                                                         8,529,315
                                                      ------------

HEALTH CARE -- SERVICES -- 2.1%
  Amerigroup Corp.*.....................        100          4,265

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- SERVICES  (CONTINUED)
  Anthem, Inc.*.........................      2,718   $    203,850
  Apria Healthcare Group, Inc.*.........        800         22,776
  Baxter International, Inc.............     12,200        372,344
  Cardinal Health, Inc..................      7,800        477,048
  Caremark Rx, Inc.*....................      5,300        134,249
  Cerner Corp.*.........................        400         15,140
  Community Health Care*................      1,600         42,528
  Covance, Inc.*........................      1,100         29,480
  Coventry Health Care, Inc.*...........      1,200         77,388
  DaVita, Inc.*.........................      1,100         42,900
  Express Scripts, Inc.*................      1,600        106,288
  First Health Group Corp.*.............      6,600        128,436
  Genesis HealthCare Corp.*.............        150          3,417
  HCA-The Healthcare Corp...............      9,500        408,120
  Health Management Associates, Inc.
    Class A.............................      5,000        120,000
  Health Net, Inc.*.....................      2,000         65,400
  Humana, Inc.*.........................      2,700         61,695
  IMS Health, Inc.......................      4,800        119,328
  Kindred Healthcare, Inc.*.............        300         15,594
  Laboratory Corporation of America
    Holdings*...........................      2,900        107,155
  Lincare Holdings, Inc.*...............      1,700         51,051
  Manor Care, Inc.......................      1,600         55,312
  McKesson HBOC, Inc....................      5,800        186,528
  Medco Health Solutions, Inc.*.........      4,329        147,143
  MedQuist, Inc.*.......................        500          8,030
  Mid Atlantic Medical
    Services, Inc.*.....................        800         51,840
  NDCHealth Corp........................        600         15,372
  Odyssey Healthcare, Inc.*.............        400         11,704
  Omnicare, Inc.........................      2,200         88,858
  Oxford Health Plans, Inc..............      1,500         65,250
  PacifiCare Health Systems, Inc.*......        800         54,080
  Patterson Dental Co.*.................      1,400         89,824
  Pediatrix Medical Group, Inc.*........        600         33,054
  Quest Diagnostics, Inc................      2,100        153,531
  Renal Care Group, Inc.*...............        900         37,080
  Select Medical Corp...................      1,200         19,536
  STERIS Corp.*.........................      1,100         24,860
  Tenet Healthcare Corp.*...............      8,350        134,018
  Triad Hospitals, Inc.*................      1,387         46,145
  United Surgical Partners
    International, Inc.*................        400         13,392
  UnitedHealth Group, Inc...............     11,200        651,616
  Universal Health Services, Inc.
    Class B.............................      1,000         53,720
  US Oncology, Inc.*....................      1,500         16,140
  VCA Antech, Inc.*.....................        500         15,490
  Wellpoint Health Networks, Inc.*......      2,300        223,077
                                                      ------------
                                                         4,804,052
                                                      ------------

HOUSEHOLD PRODUCTS -- 0.1%
  Alberto-Culver Co. Class B............      1,200         75,696
  Black & Decker Corp...................      1,600         78,912
  Church & Dwight Co., Inc..............        500         19,800
                                            SHARES       VALUE+

  Ethan Allen Interiors, Inc............        500   $     20,940
  Furniture Brands
    International, Inc.*................      1,000         29,330
                                                      ------------
                                                           224,678
                                                      ------------

INSTRUMENTS -- SCIENTIFIC -- 0.1%
  Applera Corp. -- Applied Biosystems
    Group...............................      2,600         53,846
  FEI Co.*..............................      1,400         31,500
  Fisher Scientific
    International, Inc.*................      1,000         41,370
  Kyphon, Inc.*.........................        500         12,415
  Millipore Corp.*......................      1,000         43,050
  Waters Corp.*.........................      2,200         72,952
                                                      ------------
                                                           255,133
                                                      ------------

INSURANCE -- 4.2%
  21st Century Insurance Group..........        700          9,625
  Aetna, Inc............................      1,400         94,612
  AFLAC, Inc............................      9,200        332,856
  Alfa Corp.............................      1,200         15,432
  Allmerica Financial Corp.*............        700         21,539
  Allstate Corp.........................     12,700        546,354
  American Financial Group, Inc.........      1,000         26,460
  American International Group, Inc.....     51,945      3,442,915
  American National Insurance Co........        400         33,748
  AmerUs Group Co.......................        400         13,988
  Aon Corp..............................      6,300        150,822
  Arthur J. Gallagher & Co..............      1,600         51,984
  Brown & Brown, Inc....................      1,000         32,610
  Chubb Corp............................      3,800        258,780
  CIGNA Corp............................      2,800        161,000
  Cincinnati Financial Corp.............      2,900        121,452
  CNA Financial Corp.*..................      4,000         96,400
  CNA Surety Corp.......................        900          8,559
  Delphi Financial Group, Inc.
    Class A.............................        450         16,200
  Erie Indemnity Co. Class A............      1,200         50,856
  Harleysville Group, Inc...............        600         11,934
  Hartford Financial Services
    Group, Inc..........................      5,600        330,568
  HCC Insurance Holdings, Inc...........      1,000         31,800
  Hilb, Rogal & Hamilton Co.............        300          9,621
  Horace Mann Educators Corp............        700          9,779
  LandAmerica Financial Group, Inc......        300         15,678
  Lincoln National Corp.................      3,600        145,332
  Loews Corp............................      3,700        182,965
  Markel Corp.*.........................        100         25,351
  Marsh & McLennan Cos., Inc............      9,600        459,744
  Mercury General Corp..................      1,000         46,550
  MetLife, Inc..........................     13,700        461,279
  MGIC Investment Corp..................      2,200        125,268
  MONY Group, Inc.......................        400         12,516
  Nationwide Financial Services, Inc.
    Class A.............................      1,100         36,366
  Odyssey Re Holdings Corp..............      1,000         22,550
  Ohio Casualty Corp.*..................        700         12,152
  Old Republic International Corp.......      3,300         83,688
  Philadelphia Consolidated Holding
    Corp.*..............................        300         14,649
  Principal Financial Group, Inc........      6,500        214,955

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
INSURANCE  (CONTINUED)
  ProAssurance Corp.*...................        500   $     16,075
  Prudential Financial, Inc.............     10,000        417,700
  Radian Group, Inc.....................      1,700         82,875
  Reinsurance Group of America, Inc.....      1,200         46,380
  RLI Corp..............................        500         18,730
  Safeco Corp...........................      2,800        109,004
  Selective Insurance Group, Inc........        500         16,180
  St. Paul Cos., Inc....................      4,600        182,390
  StanCorp Financial Group, Inc.........        500         31,440
  State Auto Financial Corp.............        600         14,034
  The Commerce Group, Inc...............        500         19,750
  The First American Corp...............      1,300         38,701
  The Phoenix Companies, Inc............      1,300         15,652
  The PMI Group, Inc....................      1,600         59,568
  The Progressive Corp..................      4,300        359,437
  Torchmark, Inc........................      2,100         95,634
  Transatlantic Holdings, Inc...........      1,000         80,800
  Travelers Property Casualty Corp.
    Class A.............................      2,222         37,285
  Travelers Property Casualty Corp.
    Class B.............................      4,565         77,468
  Unitrin, Inc..........................      1,200         49,692
  UnumProvident Corp....................      5,900         93,043
  W.R. Berkley Corp.....................      1,525         53,299
                                                      ------------
                                                         9,654,074
                                                      ------------

INSURANCE CONTRACTS -- 0.1%
  Jefferson-Pilot Corp..................      2,600        131,690
                                                      ------------

INTERNET SERVICES -- 0.7%
  Akamai Technologies, Inc.*............      2,200         23,650
  CACI International, Inc. Class A*.....        300         14,586
  CNET Networks, Inc.*..................        900          6,138
  DoubleClick, Inc.*....................      2,000         20,440
  EarthLink, Inc.*......................      2,300         23,000
  InterActiveCorp*......................     12,896        437,561
  Juniper Networks, Inc.*...............      7,800        145,704
  Monster Worldwide, Inc.*..............      1,800         39,528
  Netflix, Inc.*........................        300         16,407
  Qwest Communications
    International, Inc.*................     35,129        151,757
  Real Networks, Inc.*..................      1,900         10,849
  RSA Security, Inc.*...................        900         12,780
  Total System Services, Inc............      3,500        108,955
  United Online, Inc.*..................      1,050         17,630
  VeriSign, Inc.*.......................      4,815         78,484
  Yahoo!, Inc.*.........................     13,205        596,470
                                                      ------------
                                                         1,703,939
                                                      ------------

LEISURE -- 0.6%
  Alliance Gaming Corp.*................        600         14,790
  Argosy Gaming Co.*....................        500         12,995
  Boyd Gaming Corp.*....................      1,000         16,140
  Brunswick Corp........................      1,600         50,928
  Choice Hotels International, Inc.*....        800         28,200
                                            SHARES       VALUE+

  Extended Stay America, Inc............      1,000   $     14,480
  Gaylord Entertainment Co.*............        700         20,895
  Harrah's Entertainment, Inc...........      2,200        109,494
  Hilton Hotels Corp....................      7,600        130,188
  International Game Technology.........      6,800        242,760
  International Speedway Corp.
    Class A.............................        500         22,330
  Mandalay Resort Group.................      1,300         58,136
  Marriott International, Inc.
    Class A.............................      4,600        212,520
  MGM Mirage, Inc.*.....................      3,000        112,830
  Park Place Entertainment Corp.........      6,000         64,980
  Penn National Gaming, Inc.*...........        600         13,848
  Sabre Holdings Corp. Class A..........      2,316         50,002
  Six Flags, Inc.*......................      1,800         13,536
  Speedway Motorsports, Inc.............        500         14,460
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............      3,700        133,089
  Station Casinos, Inc..................      1,850         56,666
  Topps Co., Inc........................        900          9,234
                                                      ------------
                                                         1,402,501
                                                      ------------

MACHINERY -- 0.6%
  Albany International Corp. Class A....        400         13,560
  Baldor Electric Co....................        400          9,140
  Caterpillar, Inc......................      6,800        564,536
  Deere & Co............................      5,300        344,765
  Dover Corp............................      4,100        162,975
  Flowserve Corp.*......................        800         16,704
  Graco, Inc............................        900         36,090
  IDEX Corp.............................        400         16,636
  Ingersoll-Rand Co. Class A............        800         54,304
  Joy Global, Inc.......................        700         18,305
  Kennametal, Inc.......................        400         15,900
  National-Oilwell, Inc.*...............      1,100         24,596
  SPX Corp.*............................      1,300         76,453
  Tecumseh Products Co. Class A.........        700         33,901
  Terex Corp.*..........................        600         17,088
  Universal Compression
    Holdings, Inc.*.....................        300          7,848
                                                      ------------
                                                         1,412,801
                                                      ------------

MANUFACTURING -- 0.4%
  American Standard Cos., Inc.*.........      1,400        140,980
  AptarGroup, Inc.......................        500         19,500
  Ball Corp.............................        900         53,613
  Briggs & Stratton Corp................        300         20,220
  CLARCOR, Inc..........................        400         17,640
  Cognex Corp...........................        500         14,120
  Donaldson Co., Inc....................        800         47,328
  Eaton Corp............................      1,400        151,172
  Leggett & Platt, Inc..................      3,800         82,194
  Lennox International, Inc.............      1,100         18,370
  Nordson Corp..........................        400         13,812
  Packaging Corp. of America............      2,100         45,906
  Pall Corp.............................      2,500         67,075
  Polaris Industries, Inc...............        400         35,432
  Sybron Dental Specialties, Inc.*......        500         14,050
  The Brink's Co........................        500         11,305

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
MANUFACTURING  (CONTINUED)
  Varco International, Inc.*............      1,200   $     24,756
  Varian, Inc.*.........................        500         20,865
  Zebra Technologies Corp. Class A*.....      1,050         69,689
                                                      ------------
                                                           868,027
                                                      ------------

METALS & MINING -- 0.6%
  Alcoa, Inc............................     15,600        592,800
  Arch Coal, Inc........................        800         24,936
  Barrick Gold Corp.....................      1,113         25,276
  Coeur d'Alene Mines Corp.*............      1,100          6,358
  Freeport-McMoran Copper & Gold, Inc.
    Class B.............................      3,400        143,242
  Kaiser Aluminum Corp.*,(a)............      2,200            187
  Kaydon Corp...........................        500         12,920
  Massey Energy Co......................      1,400         29,120
  MSC Industrial Direct Co., Inc.
    Class A.............................        500         13,750
  Mueller Industries, Inc.*.............        300         10,308
  Newmont Mining Corp...................      7,800        379,158
  Phelps Dodge Corp.*...................      1,800        136,962
  Precision Castparts Corp..............      1,212         55,044
                                                      ------------
                                                         1,430,061
                                                      ------------

MULTIMEDIA -- 2.5%
  A.H. Belo Corp. Series A..............      1,900         53,846
  Cox Radio, Inc. Class A*..............        500         12,615
  Emmis Communications Corp. Class A*..         500         13,525
  Entercom Communications Corp.*........        700         37,072
  Gannett Co., Inc......................      5,300        472,548
  Hughes Electronics Corp.*.............      1,399         23,161
  Liberty Media Corp. Class A*..........     47,800        568,342
  Macrovision Corp.*....................        600         13,554
  McGraw-Hill Cos, Inc..................      3,800        265,696
  Media General, Inc. Class A...........        400         26,040
  Meredith Corp.........................        700         34,167
  Metro-Goldwyn-Mayer, Inc. *...........      4,500         76,905
  Pixar, Inc.*..........................      1,000         69,290
  The E.W. Scripps Co. Class A..........      1,100        103,554
  The Liberty Corp......................        100          4,519
  The News Corp Ltd. ADR................        157          4,735
  Time Warner, Inc.*....................     83,100      1,494,969
  Tribune Co............................      5,600        288,960
  Viacom, Inc. Class A..................      1,400         61,978
  Viacom, Inc. Class B..................     29,215      1,296,562
  Walt Disney Co........................     36,800        858,544
  XM Satellite Radio Holdings, Inc.
    Class A*............................      3,000         79,080
                                                      ------------
                                                         5,859,662
                                                      ------------

OFFICE EQUIPMENT -- 0.3%
  IKON Office Solutions, Inc............      1,800         21,348
  Lexmark International Group, Inc.
    Class A*............................      2,600        204,464
  Pitney Bowes, Inc.....................      4,700        190,914
  Xerox Corp.*..........................     14,200        195,960
                                                      ------------
                                                           612,686
                                                      ------------
                                            SHARES       VALUE+

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Avery Dennison Corp...................      2,000   $    112,040
  Herman Miller, Inc....................      1,200         29,124
  Hon Industries, Inc...................        500         21,660
                                                      ------------
                                                           162,824
                                                      ------------

OIL & GAS -- 4.7%
  AGL Resources, Inc....................      4,300        125,130
  Amerada Hess Corp.....................      1,800         95,706
  Anadarko Petroleum Corp...............      4,500        229,545
  Apache Corp...........................      3,242        262,926
  Atmos Energy Corp.....................        500         12,150
  Baker Hughes, Inc.....................      6,700        215,472
  BJ Services Co.*......................      3,200        114,880
  Burlington Resources, Inc.............      4,000        221,520
  Cabot Oil & Gas Corp. Class A.........        500         14,675
  Cal Dive International, Inc.*.........        400          9,644
  Chesapeake Energy Corp................      3,400         46,172
  Cimarex Energy Co.*...................        212          5,658
  ConocoPhillips........................     13,600        891,752
  Cooper Cameron Corp.*.................      1,000         46,600
  Cross Timbers Royalty Trust...........         26            742
  Devon Energy Corp.....................      2,870        164,336
  Diamond Offshore Drilling, Inc........      2,100         43,071
  El Paso Corp..........................     10,753         88,067
  Energen Corp..........................        500         20,515
  ENSCO International, Inc..............      2,700         73,359
  EOG Resources, Inc....................      2,100         96,957
  Equitable Resources, Inc..............      1,000         42,920
  Evergreen Resources, Inc.*............        600         19,506
  Exxon Mobil Corp......................    124,464      5,103,024
  FMC Technologies, Inc.*...............        800         18,640
  Forest Oil Corp.*.....................        500         14,285
  GlobalSantaFe Corp....................        731         18,151
  Halliburton Co........................      8,800        228,800
  Hanover Compressor Co.*...............      1,200         13,380
  Helmerich & Payne, Inc................        900         25,137
  Houston Exploration Co.*..............        500         18,260
  Kerr-McGee Corp.......................      1,900         88,331
  Key Energy Services, Inc.*............      1,300         13,403
  Marathon Oil Corp.....................      6,200        205,158
  Murphy Oil Corp.......................      2,000        130,620
  Nabors Industries Ltd.*...............      1,400         58,100
  National Fuel Gas Co..................      1,200         29,328
  New Jersey Resources Corp.............        500         19,255
  Newfield Exploration Co.*.............        900         40,086
  Nicor, Inc............................        500         17,020
  Noble Corp.*..........................      1,300         46,514
  Noble Energy, Inc.....................        900         39,987
  Occidental Petroleum Corp.............      6,900        291,456
  ONEOK, Inc............................      1,500         33,120
  Patina Oil & Gas Corp.................      1,025         50,215
  Patterson-UTI Energy, Inc.*...........      1,200         39,504
  Piedmont Natural Gas Co., Inc.........      1,600         69,536
  Pioneer Natural Resources Co.*........      2,400         76,632
  Pogo Producing Co.....................      1,100         53,130

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Premcor, Inc.*........................      1,000   $     26,000
  Pride International, Inc.*............      2,400         44,736
  Rowan Cos., Inc.*.....................      1,700         39,389
  SEACOR SMIT, Inc.*....................        300         12,609
  Smith International, Inc.*............      2,000         83,040
  Southern Union Co.....................        578         10,635
  Spinnaker Exploration Co.*............        300          9,681
  St. Mary Land & Exploration Co........      3,400         96,900
  Stone Energy Corp.*...................      1,400         59,430
  Sunoco, Inc...........................      1,400         71,610
  Tidewater, Inc........................      1,100         32,868
  Tom Brown, Inc.*......................        500         16,125
  Transocean Sedco Forex, Inc.*.........      1,300         31,213
  UGI Corp..............................        750         25,425
  Unit Corp.*...........................        700         16,485
  Unocal Corp...........................      5,200        191,516
  Valero Energy Corp....................      2,400        111,216
  Vintage Petroleum, Inc................        600          7,218
  Weatherford International Ltd.*.......      1,200         43,200
  Western Gas Resources, Inc............        500         23,625
  Westport Resources Corp.*.............      1,200         35,832
  Williams Cos., Inc....................      9,800         96,236
  XTO Energy, Inc.......................      3,566        100,918
                                                      ------------
                                                        10,768,282
                                                      ------------

PAPER & RELATED PRODUCTS -- 0.2%
  American Greetings Corp. Class A*.....        700         15,309
  Boise Cascade Corp....................        800         26,288
  Bowater, Inc..........................      1,000         46,310
  Louisiana-Pacific Corp.*..............      1,300         23,244
  MeadWestvaco Corp.....................      4,440        132,090
  Potlatch Corp.........................        400         13,908
  Rayonier, Inc.........................        934         38,777
  Temple-Inland, Inc....................      1,100         68,937
                                                      ------------
                                                           364,863
                                                      ------------

PERSONAL CARE -- 0.0%
  Nu Skin Enterprises, Inc. Class A.....      1,100         18,799
                                                      ------------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................      5,200        133,484
  Lexar Media, Inc.*....................        700         12,201
                                                      ------------
                                                           145,685
                                                      ------------
PRINTING -- 0.0%
  R. R. Donnelley & Sons Co.............      2,500         75,375
  Valassis Communications, Inc.*........        800         23,480
                                                      ------------
                                                            98,855
                                                      ------------

PUBLISHING -- 0.2%
  Dow Jones & Co., Inc..................      1,000         49,850
  Hollinger International, Inc.
    Class A.............................        900         14,058
  John Wiley & Sons, Inc. Class A.......        600         15,618
  Journal Register Co.*.................        600         12,420
  Knight-Ridder, Inc....................      1,500        116,055
                                            SHARES       VALUE+

  Lee Enterprises, Inc..................        500   $     21,825
  Scholastic Corp.*.....................        300         10,212
  The McClatchy Co. Class A.............        400         27,520
  The New York Times Co. Class A........      3,000        143,370
  The Reader's Digest
    Association, Inc....................      1,000         14,660
                                                      ------------
                                                           425,588
                                                      ------------

REAL ESTATE -- 0.1%
  Catellus Development Corp.............      1,860         44,852
  Corrections Corp. of America*.........        200          5,766
  LNR Property Corp.....................        300         14,853
  The St. Joe Co........................      1,400         52,206
                                                      ------------
                                                           117,677
                                                      ------------

RESTAURANTS -- 0.7%
  Applebee's International, Inc.........      2,925        114,865
  Bob Evans Farms, Inc..................        700         22,722
  Brinker International, Inc.*..........      1,600         53,056
  CBRL Group, Inc.......................        900         34,434
  CEC Entertainment, Inc.*..............        400         18,956
  Darden Restaurants, Inc...............      3,100         65,224
  Jack in the Box, Inc.*................        500         10,680
  Krispy Kreme Doughnuts, Inc.*.........      1,000         36,600
  McDonald's Corp.......................     25,400        630,682
  Outback Steakhouse, Inc...............      1,400         61,894
  P.F. Chang's China Bistro, Inc.*......        300         15,264
  RARE Hospitality
    International, Inc.*................        500         12,220
  Ruby Tuesday, Inc.....................      1,200         34,188
  Sonic Corp.*..........................        900         27,558
  Starbucks Corp.*......................      7,900        261,174
  The Cheesecake Factory*...............        900         39,627
  Wendy's International, Inc............      2,100         82,404
  Yum! Brands, Inc.*....................      5,900        202,960
                                                      ------------
                                                         1,724,508
                                                      ------------

RETAIL -- FOOD -- 0.5%
  Albertson's, Inc......................      6,600        149,490
  Kroger Co.*...........................     14,700        272,097
  Ruddick Corp..........................        900         16,110
  Safeway, Inc.*........................      8,800        192,808
  Sara Lee Corp.........................     17,400        377,754
  SUPERVALU, Inc........................      2,700         77,193
  The J.M. Smucker Co...................        760         34,420
  Weis Markets, Inc.....................        400         14,520
  Whole Foods Market, Inc...............      1,100         73,843
  Winn-Dixie Stores, Inc................      2,500         24,875
                                                      ------------
                                                         1,233,110
                                                      ------------

RETAIL -- GENERAL -- 2.9%
  7-Eleven, Inc.*.......................      1,600         25,680
  99 Cents Only Stores*.................      1,166         31,750
  Big Lots, Inc.*.......................      2,200         31,262
  BJ's Wholesale Club, Inc.*............      1,300         29,848
  Casey's General Stores, Inc...........        800         14,128
  CVS Corp..............................      7,100        256,452
  Dillards, Inc. Class A................        900         14,814
  Dollar General Corp...................      6,025        126,465

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL -- GENERAL  (CONTINUED)
  Family Dollar Stores, Inc.............      3,400   $    121,992
  Federated Department Stores, Inc......      3,700        174,381
  Fred's, Inc...........................        500         15,490
  J.C. Penney Co., Inc..................      4,900        128,772
  Kmart Holding Corp.*..................      1,600         38,320
  Longs Drug Stores Corp................        600         14,844
  May Department Stores Co..............      5,800        168,606
  Sears, Roebuck & Co...................      5,300        241,097
  Target Corp...........................     16,400        629,760
  TJX Cos., Inc.........................     10,100        222,705
  Wal-Mart Stores, Inc..................     83,600      4,434,980
                                                      ------------
                                                         6,721,346
                                                      ------------

RETAIL -- SPECIALTY -- 3.7%
  Abercrombie & Fitch Co. Class A*......      1,700         42,007
  Aeropostale, Inc.*....................        400         10,968
  Amazon.com, Inc.*.....................      7,200        379,008
  American Eagle Outfitters, Inc.*......        600          9,840
  AnnTaylor Stores Corp.*...............        900         35,100
  AutoNation, Inc.*.....................      5,500        101,035
  Barnes & Noble, Inc.*.................      1,100         36,135
  Bed Bath & Beyond, Inc.*..............      5,900        255,765
  Best Buy Co., Inc.*...................      6,450        336,948
  Blockbuster, Inc. Class A.............        600         10,770
  Borders Group, Inc....................      1,200         26,304
  Burlington Coat Factory Warehouse
    Corp................................        600         12,696
  Callaway Golf Co......................        800         13,480
  Chico's FAS, Inc.*....................      1,400         51,730
  Children's Place Retail
    Stores, Inc.*.......................      2,200         58,806
  Christopher & Banks Corp..............        200          3,906
  Circuit City Stores-Circuit City
    Group...............................      4,200         42,546
  Claire's Stores, Inc..................      2,000         37,680
  Copart, Inc.*.........................      1,850         30,525
  Cost Plus, Inc.*......................        300         12,300
  Costco Wholesale Corp.*...............      9,200        342,056
  Dollar Tree Stores, Inc.*.............      2,100         63,126
  eBay, Inc.*...........................     12,900        833,211
  Foot Locker, Inc......................      2,300         53,935
  Group 1 Automotive, Inc.*.............        400         14,476
  Hollywood Entertainment Corp.*........        700          9,625
  Home Depot, Inc.......................     42,650      1,513,649
  Hot Topic, Inc.*......................        600         17,676
  Kohl's Corp.*.........................      6,800        305,592
  La-Z-Boy, Inc.........................        600         12,588
  Linens 'n Things, Inc.*...............        500         15,040
  Liz Claiborne, Inc....................      2,200         78,012
  Lowe's Cos., Inc......................     14,100        780,999
  Michaels Stores, Inc..................      1,100         48,620
  NBTY, Inc.*...........................        800         21,488
  Nordstrom, Inc........................      2,600         89,180
  Office Depot, Inc.*...................      6,300        105,273
  Pacific Sunwear of
    California, Inc.*...................      2,050         43,296
  Payless ShoeSource, Inc.*.............      1,100         14,740
                                            SHARES       VALUE+

  Pep Boys -- Manny, Moe & Jack.........        700   $     16,009
  PETCO Animal Supplies, Inc.*..........      1,000         30,450
  PETsMART, Inc.........................      2,900         69,020
  Pier 1 Imports, Inc...................      1,700         37,162
  RadioShack Corp.......................      3,300        101,244
  Regis Corp............................        900         35,568
  Rite Aid Corp.*.......................      9,300         56,172
  Ross Stores, Inc......................      2,800         74,004
  Saks, Inc.*...........................      5,000         75,200
  Sonic Automotive, Inc. Class A........        200          4,584
  Staples, Inc.*........................      9,700        264,810
  Talbots, Inc..........................        900         27,702
  The Gap, Inc..........................     17,900        415,459
  The Limited, Inc......................      9,880        178,136
  The Men's Wearhouse, Inc.*............        500         12,505
  The Nautilus Group, Inc...............        500          7,025
  The Neiman Marcus Group, Inc.
    Class A*............................        500         26,835
  The Sherwin Williams Co...............      2,800         97,272
  Tiffany & Co..........................      2,900        131,080
  Too, Inc.*............................        500          8,440
  Toys "R" Us, Inc.*....................      4,300         54,352
  Tractor Supply Co.*...................        400         15,556
  Tuesday Morning Corp.*................        600         18,150
  Urban Outfitters, Inc.*...............        400         14,820
  V.F. Corp.............................      2,400        103,776
  Walgreen Co...........................     18,400        669,392
  Williams-Sonoma, Inc.*................      2,300         79,971
                                                      ------------
                                                         8,494,825
                                                      ------------

STEEL -- 0.1%
  Allegheny Technologies, Inc...........      1,300         17,186
  Maverick Tube Corp.*..................        700         13,475
  Nucor Corp............................      1,400         78,400
  Reliance Steel & Aluminum Co..........      2,500         83,025
  Steel Dynamics, Inc.*.................        800         18,792
  The Timken Co.........................      1,500         30,090
  United States Steel Corp..............      1,900         66,538
  Worthington Industries, Inc...........        900         16,227
                                                      ------------
                                                           323,733
                                                      ------------

TELECOMMUNICATIONS -- 4.4%
  ADC Telecommunications, Inc.*.........     14,600         43,362
  Adtran, Inc.*.........................      3,100         96,100
  Advanced Fibre
    Communications, Inc.*...............      1,500         30,225
  ALLTEL Corp...........................      6,200        288,796
  American Tower Corp. Class A*.........      3,800         41,116
  AT&T Corp.............................     15,820        321,146
  AT&T Wireless Services, Inc.*.........     53,813        429,966
  BellSouth Corp........................     36,100      1,021,630
  Cablevision Systems Corp. Class A*....      4,700        109,933
  CenturyTel, Inc.......................        700         22,834
  CIENA Corp.*..........................      8,400         55,776
  Cincinnati Bell, Inc.*................      3,000         15,150
  Citizens Communications Co.*..........      5,700         70,794
  CommScope, Inc.*......................        800         13,064

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Comverse Technology, Inc.*............      4,200   $     73,878
  Cox Communications, Inc. Class A*.....     11,900        409,955
  Crown Castle International Corp.*.....      3,917         43,205
  EchoStar Communications Corp.
    Class A*............................      4,600        156,400
  Harris Corp...........................      1,100         41,745
  InterDigital Communications Corp.*....        900         18,576
  JDS Uniphase Corp.*...................     24,090         87,928
  Level 3 Communications, Inc.*.........     13,100         74,670
  Lucent Technologies, Inc.*............     25,800         73,272
  Motorola, Inc.........................     46,600        655,662
  Nextel Communications, Inc.
    Class A*............................     21,300        597,678
  Nextel Partners, Inc. Class A*........      2,500         33,625
  NII Holdings, Inc. Class B*...........        500         37,315
  PanAmSat Corp.*.......................      3,000         64,680
  Plantronics, Inc.*....................        500         16,325
  Price Communications Corp.*...........        500          6,865
  QUALCOMM, Inc.........................     16,000        862,880
  RF Micro Devices, Inc.*...............      3,300         33,165
  SBC Communications, Inc...............     64,800      1,689,336
  Scientific-Atlanta, Inc...............      2,800         76,440
  Sprint Corp...........................     16,700        274,214
  Sprint Corp. (PCS Group)*.............     16,300         91,606
  Sycamore Networks, Inc.*..............      3,300         17,292
  Symbol Technologies, Inc..............      4,750         80,227
  Telephone & Data Systems, Inc.........      1,000         62,550
  Tellabs, Inc.*........................      8,300         69,969
  United States Cellular Corp.*.........        800         28,400
  Verizon Communications................     54,200      1,901,336
  Western Wireless Corp. Class A*.......      1,400         25,704
                                                      ------------
                                                        10,164,790
                                                      ------------

TEXTILE & APPAREL -- 0.3%
  Coach, Inc.*..........................      3,700        139,675
  Columbia Sportswear Co.*..............        800         43,600
  Jones Apparel Group, Inc..............      2,600         91,598
  Kellwood Co...........................        400         16,400
  Mohawk Industries, Inc.*..............      1,343         94,735
  NIKE, Inc. Class B....................      3,300        225,918
  Oakley, Inc...........................      1,100         15,224
  Polo Ralph Lauren Corp................        700         20,160
  Quiksilver, Inc.*.....................        400          7,092
  Reebok International Ltd..............      1,000         39,320
  Timberland Co. Class A*...............        500         26,035
  Wolverine World Wide, Inc.............        800         16,304
                                                      ------------
                                                           736,061
                                                      ------------

TIRES & RUBBER -- 0.0%
  Cooper Tire & Rubber Co...............        900         19,242
  Goodyear Tire & Rubber Co.............      2,300         18,078
                                                      ------------
                                                            37,320
                                                      ------------

TOBACCO -- 1.0%
  Altria Group, Inc.....................     40,600      2,209,452
                                            SHARES       VALUE+

  R.J. Reynolds Tobacco
    Holdings, Inc.......................      1,600   $     93,040
  UST, Inc..............................      3,000        107,070
                                                      ------------
                                                         2,409,562
                                                      ------------

TOOLS -- HAND HELD -- 0.1%
  Snap-on, Inc..........................      1,200         38,688
  Stanley Works.........................      1,800         68,166
  Toro Co...............................        300         13,920
                                                      ------------
                                                           120,774
                                                      ------------

TOYS & AMUSEMENTS -- 0.0%
  Marvel Enterprises, Inc.*.............      1,200         34,932
                                                      ------------

TRANSPORTATION -- 1.0%
  ABX Air, Inc.*........................        600          2,580
  Alexander & Baldwin, Inc..............        500         16,845
  Arkansas Best Corp....................        400         12,556
  Burlington Northern Santa Fe Corp.....      4,600        148,810
  C.H. Robinson Worldwide, Inc..........      1,500         56,865
  CNF Transportation, Inc...............      1,000         33,900
  CSX Corp..............................      4,300        154,542
  EGL, Inc.*............................        800         14,048
  FedEx Corp............................      5,600        378,000
  Forward Air Corp.*....................        300          8,250
  GATX Corp.............................        500         13,990
  Heartland Express, Inc................        600         14,514
  J.B. Hunt Transport
    Services, Inc.*.....................      1,200         32,412
  Kansas City Southern
    Industries, Inc.*...................      1,000         14,320
  Kirby Corp.*..........................        500         17,440
  Knight Transportation, Inc.*..........        500         12,825
  Landstar Systems, Inc.*...............        800         30,432
  Norfolk Southern Corp.................      7,000        165,550
  Overseas Shipholding Group, Inc.......        500         17,025
  Ryder System, Inc.....................      1,100         37,565
  Swift Transportation Co., Inc.*.......      1,500         31,530
  Union Pacific Corp....................      4,600        319,608
  United Parcel Service, Inc.
    Class B.............................      9,600        715,680
  USF Corp..............................      2,400         82,056
  Werner Enterprises, Inc...............      1,000         19,490
  Yellow Roadway Corp.*.................        500         18,085
                                                      ------------
                                                         2,368,918
                                                      ------------

UTILITIES -- 2.5%
  AES Corp.*............................     12,400        117,056
  Allegheny Energy, Inc.................      1,500         19,140
  ALLETE................................      5,400        165,240
  Alliant Energy Corp...................      1,700         42,330
  Ameren Corp...........................      2,900        133,400
  American Electric Power Co., Inc......      7,900        241,029
  American Power Conversion Corp........      3,900         95,355
  Avista Corp...........................        800         14,496
  Black Hills Corp......................        500         14,915
  Calpine Corp.*........................      8,300         39,923
  CH Energy Group, Inc..................        300         14,070
  Cinergy Corp..........................      3,600        139,716
  Cleco Corp............................        600         10,788
  CMS Energy Corp.......................      1,900         16,188

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
UTILITIES  (CONTINUED)
  Consolidated Edison, Inc..............      4,500   $    193,545
  Constellation Energy Group............      3,600        140,976
  Dominion Resources, Inc...............      6,400        408,512
  DPL, Inc..............................      2,000         41,760
  Duke Energy Corp......................     16,300        333,335
  Dynegy, Inc. Class A..................      3,200         13,696
  Edison International..................      6,500        142,545
  El Paso Electric Co.*.................      1,200         16,020
  Exelon Corp...........................      6,550        434,658
  FirstEnergy Corp......................      6,500        228,800
  FPL Group, Inc........................      3,700        242,054
  IDACORP, Inc..........................        600         17,952
  KeySpan Corp..........................      3,500        128,800
  MDU Resources Group, Inc..............      6,450        153,574
  NiSource, Inc.........................      5,737        125,870
  Northeast Utilities...................      2,300         46,391
  Northwest Natural Gas Co..............        500         15,375
  OGE Energy Corp.......................      1,100         26,609
  Parker-Hannifin Corp..................      2,400        142,800
  Peoples Energy Corp...................        700         29,428
  Pepco Holdings, Inc...................      2,900         56,666
  PG&E Corp.*...........................      8,300        230,491
  Philadelphia Suburban Corp............      1,476         32,625
  Pinnacle West Capital Corp............      1,800         72,036
  PNM Resources, Inc....................        500         14,050
  PPL Corp..............................      3,500        153,125
  Public Service Enterprise
    Group, Inc..........................      4,700        205,860
  Puget Energy, Inc.....................      1,900         45,163
  Questar Corp..........................      1,700         59,755
  Reliant Resources, Inc.*..............      5,944         43,748
  SCANA Corp............................      2,400         82,200
  Sierra Pacific Resources..............      1,900         13,946
  Southern Co...........................     13,100        396,275
  Southwest Gas Corp....................        500         11,225
  TECO Energy, Inc......................      3,500         50,435
  TXU Corp..............................      6,400        151,808
  UIL Holdings Corp.....................        200          9,020
  Unisource Energy Corp.................        600         14,796
  Vectren Corp..........................      1,100         27,115
  WGL Holdings, Inc.....................        400         11,116
  Wisconsin Energy Corp.................      2,400         80,280
                                            SHARES       VALUE+

  WPS Resources Corp....................        500   $     23,115
  Xcel Energy, Inc......................      7,600        129,048
                                                      ------------
                                                         5,860,244
                                                      ------------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*........      3,300         45,804
  Republic Services, Inc. Class A.......      3,900         99,957
  Stericycle, Inc.*.....................        600         28,020
  Waste Connections, Inc.*..............        500         18,885
  Waste Management, Inc.................     10,700        316,720
                                                      ------------
                                                           509,386
                                                      ------------

OTHER -- 3.8%
  DFA U.S. MicroCap Portfolio*..........    652,443      8,690,543
                                                      ------------
  TOTAL COMMON STOCKS
    (Identified Cost $208,011,070)......               228,349,103
                                                      ------------

SHORT-TERM INVESTMENTS -- 0.8%

OTHER -- 0.8%
  SSgA Money Market Fund................  1,885,644      1,885,644
                                                      ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,885,644)........                 1,885,644
                                                      ------------



TOTAL INVESTMENTS -- 99.7%
  (IDENTIFIED COST $209,896,714)#.................   230,234,747
  Cash and Other Assets, Less Liabilities --
    0.3%..........................................       639,288
                                                    ------------
NET ASSETS -- 100%................................  $230,874,035
                                                    ============

  +  See Note 1.
  *  Non-income producing security
(a)  Bankrupt security/delisted.
  # At December 31, 2003, the aggregate cost of investment securities for income tax purposes was $209,896,714. Net unrealized appreciation aggregated $20,338,033, of which $30,903,056 related to appreciated investment securities and $10,565,023 related to depreciated investment securities.
Key to abbreviations:
ADR  -- American Depository Receipts

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited)

                                            SHARES        VALUE+

COMMON STOCKS -- 99.1%

AEROSPACE/DEFENSE -- 2.8%
  Northrop Grumman Corp.................      22,200   $  2,122,320
  Raytheon Co...........................      48,700      1,462,948
                                                       ------------
                                                          3,585,268
                                                       ------------

AGRICULTURAL OPERATIONS -- 0.5%
  Monsanto Co...........................      22,300        641,794
                                                       ------------

AIRLINES -- 0.1%
  Delta Air Lines, Inc..................      10,000        118,100
                                                       ------------
AUTO & RELATED -- 5.2%
  Dana Corp.............................      11,300        207,355
  Ford Motor Co.........................     174,900      2,798,400
  General Motors Corp...................      64,800      3,460,320
  Navistar International Corp.*.........         700         33,523
  United Rentals, Inc.*.................       6,300        121,338
  Visteon Corp..........................      11,391        118,580
                                                       ------------
                                                          6,739,516
                                                       ------------
BANKS/SAVINGS & LOANS -- 0.8%
  Astoria Financial Corp................       5,800        215,760
  Commercial Federal Corp...............       2,000         53,420
  FleetBoston Financial Corp............      13,000        567,450
  Sovereign Bancorp, Inc................       9,800        232,750
                                                       ------------
                                                          1,069,380
                                                       ------------

BROADCASTING -- 5.0%
  Clear Channel Communications, Inc.....      33,400      1,564,122
  Comcast Corp. Class A*................      78,962      2,595,481
  Comcast Corp. Class A Special*........      56,300      1,761,064
  Fox Entertainment Group, Inc.
    Class A*............................       7,700        224,455
  Hearst-Argyle Television, Inc.........       7,000        192,920
  Radio One, Inc. Class A*..............       2,800         54,740
  Sinclair Broadcast Group, Inc.
    Class A*............................       1,600         23,872
                                                       ------------
                                                          6,416,654
                                                       ------------

BUILDING & CONSTRUCTION -- 0.6%
  Lafarge Corp..........................       7,500        303,900
  Pulte Corp............................       5,400        505,548
                                                       ------------
                                                            809,448
                                                       ------------

BUSINESS SERVICES -- 0.9%
  Electronic Data Systems Corp..........      46,800      1,148,472
                                                       ------------

CHEMICALS -- 0.8%
  Ashland, Inc..........................       8,300        365,698
  Eastman Chemical Co...................       8,400        332,052
  Lubrizol Corp.........................       1,800         58,536
  Lyondell Chemical Co..................      18,200        308,490
  Valhi, Inc............................       1,800         26,928
                                                       ------------
                                                          1,091,704
                                                       ------------

COMPUTER EQUIPMENT -- 0.2%
  Ingram Micro, Inc. Class A*...........      16,700        265,530
                                                       ------------
                                            SHARES        VALUE+

COMPUTER SERVICES -- 0.6%
  Compuware Corp.*......................      24,800   $    149,792
  Sun Microsystems, Inc.*...............      97,600        438,224
  Unisys Corp.*.........................      14,000        207,900
                                                       ------------
                                                            795,916
                                                       ------------

COMPUTER SOFTWARE -- 0.6%
  3Com Corp.*...........................      36,100        294,937
  CheckFree Corp.*......................       9,100        251,615
  Novell, Inc.*.........................       9,400         98,888
  WebMD Corp.*..........................       8,100         72,819
                                                       ------------
                                                            718,259
                                                       ------------

CONTAINERS & GLASS -- 0.1%
  Owens-Illinois, Inc.*.................      15,100        179,539
                                                       ------------

DIVERSIFIED OPERATIONS -- 1.6%
  Cendant Corp.*........................      57,900      1,289,433
  PerkinElmer, Inc......................       5,800         99,006
  Textron, Inc..........................      12,300        701,838
                                                       ------------
                                                          2,090,277
                                                       ------------

ELECTRICAL EQUIPMENT -- 0.2%
  Fairchild Semiconductor Corp.
    Class A*............................      10,300        257,191
                                                       ------------

ELECTRONICS -- 4.2%
  Advanced Micro Devices, Inc.*.........      32,500        484,250
  Agere Systems, Inc. Class A*..........         674          2,056
  Agere Systems, Inc. Class B*..........      16,561         48,027
  Applied Micro Circuits Corp.*.........      22,500        134,550
  Arrow Electronics, Inc.*..............       8,800        203,632
  Avnet, Inc.*..........................      12,800        277,248
  AVX Corp..............................      12,900        214,398
  Curtiss-Wright Corp. Class B..........         258         11,584
  Intersil Corp. Class A................       9,500        236,075
  LSI Logic Corp.*......................      27,500        243,925
  Micron Technology, Inc.*..............      83,200      1,120,704
  Rockwell International Corp...........       3,700        131,720
  Sanmina Corp.*........................      40,200        506,922
  Solectron Corp.*......................      74,900        442,659
  Tech Data Corp.*......................       5,600        222,264
  Thermo Electron Corp.*................       9,000        226,800
  Thomas & Betts Corp.*.................       5,000        114,450
  Vishay Intertechnology, Inc.*.........      33,900        776,310
                                                       ------------
                                                          5,397,574
                                                       ------------

ENERGY -- 0.2%
  Peabody Energy Corp...................       5,000        208,550
                                                       ------------

FINANCIAL SERVICES -- 6.3%
  A.G. Edwards, Inc.....................       2,700         97,821
  AmeriCredit Corp.*....................      19,000        302,670
  Instinet Group, Inc...................       3,100         15,965
  J.P. Morgan Chase & Co................     101,200      3,717,076
  Janus Capital Group, Inc..............      15,500        254,355
  John Hancock Financial
    Services, Inc.......................      28,100      1,053,750
  KeyCorp...............................       9,700        284,404

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES        VALUE+
COMMON STOCKS  (CONTINUED)
FINANCIAL SERVICES  (CONTINUED)
  LaBranche & Co., Inc..................       3,500   $     40,845
  MBIA, Inc.............................      16,500        977,295
  Protective Life Corp..................       7,100        240,264
  Providian Financial Corp.*............      24,800        288,672
  The Bear Stearns Cos., Inc............      11,060        884,247
                                                       ------------
                                                          8,157,364
                                                       ------------

FOOD & BEVERAGES -- 3.1%
  Archer-Daniels-Midland Co.............      74,196      1,129,263
  Coca-Cola Enterprises, Inc............      56,400      1,233,468
  Kraft Foods, Inc. Class A.............      23,700        763,614
  PepsiAmericas, Inc....................      15,300        261,936
  Smithfield Foods, Inc.*...............      11,100        229,770
  Tyson Foods, Inc. Class A.............      27,507        364,193
                                                       ------------
                                                          3,982,244
                                                       ------------
FOREST & PAPER PRODUCTS -- 3.3%
  Georgia-Pacific Group.................      28,400        871,028
  International Paper Co................      29,000      1,250,190
  Smurfit-Stone Container Corp..........      28,400        527,388
  Weyerhaeuser Co.......................      25,400      1,625,600
                                                       ------------
                                                          4,274,206
                                                       ------------
FUNERAL SERVICES -- 0.1%
  Service Corp. International*..........      19,400        104,566
                                                       ------------

HEALTH CARE -- DRUGS -- 0.4%
  Millennium Pharmaceuticals, Inc.*.....      26,600        496,622
                                                       ------------

HEALTH CARE -- PRODUCTS -- 0.3%
  Bausch & Lomb, Inc....................       1,500         77,850
  Human Genome Sciences, Inc.*..........       4,900         64,925
  Invitrogen Corp.*.....................       4,100        287,000
                                                       ------------
                                                            429,775
                                                       ------------
HEALTH CARE -- SERVICES -- 1.2%
  Humana, Inc.*.........................      10,200        233,070
  Omnicare, Inc.........................         100          4,039
  PacifiCare Health Systems, Inc.*......       3,700        250,120
  Tenet Healthcare Corp.*...............      52,800        847,440
  Triad Hospitals, Inc.*................       7,600        252,852
                                                       ------------
                                                          1,587,521
                                                       ------------

INSURANCE -- 16.3%
  Allmerica Financial Corp.*............       2,200         67,694
  Allstate Corp.........................      77,800      3,346,956
  American Financial Group, Inc.........      13,400        354,564
  American National Insurance Co........       2,900        244,673
  Chubb Corp............................      19,500      1,327,950
  CIGNA Corp............................       7,300        419,750
  Cincinnati Financial Corp.............      18,300        766,404
  CNA Financial Corp.*..................      24,500        590,450
  Hartford Financial Services
    Group, Inc..........................      31,400      1,853,542
  Lincoln National Corp.................      19,900        803,363
  Loews Corp............................      20,900      1,033,505
                                            SHARES        VALUE+

  MetLife, Inc..........................      84,900   $  2,858,583
  MGIC Investment Corp..................       9,400        535,236
  MONY Group, Inc.......................       4,200        131,418
  Nationwide Financial Services, Inc.
    Class A.............................       6,200        204,972
  Odyssey Re Holdings Corp..............       2,800         63,140
  Old Republic International Corp.......      22,200        562,992
  Principal Financial Group, Inc........      37,900      1,253,353
  Radian Group, Inc.....................      10,100        492,375
  Reinsurance Group of America, Inc.....       6,800        262,820
  Safeco Corp...........................      14,800        576,164
  St. Paul Cos., Inc....................      26,000      1,030,900
  StanCorp Financial Group, Inc.........       3,700        232,656
  The First American Corp...............       9,500        282,815
  The PMI Group, Inc....................       9,600        357,408
  Torchmark, Inc........................      13,900        633,006
  Unitrin, Inc..........................       7,700        318,857
  UnumProvident Corp....................      36,000        567,720
                                                       ------------
                                                         21,173,266
                                                       ------------

INTERNET SERVICES -- 2.3%
  InterActiveCorp*......................      70,100      2,378,493
  Qwest Communications
    International, Inc.*................     131,900        569,808
                                                       ------------
                                                          2,948,301
                                                       ------------

LEISURE -- 1.4%
  Extended Stay America, Inc............       3,300         47,784
  MGM Mirage, Inc.*.....................      15,100        567,911
  Park Place Entertainment Corp.........      35,000        379,050
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............      24,200        870,474
                                                       ------------
                                                          1,865,219
                                                       ------------

MACHINERY -- 0.3%
  SPX Corp.*............................       7,600        446,956
                                                       ------------

METALS & MINING -- 0.4%
  Phelps Dodge Corp.*...................       7,200        547,848
                                                       ------------

MULTIMEDIA -- 12.0%
  A.H. Belo Corp. Series A..............       8,900        252,226
  Cox Radio, Inc. Class A*..............       2,200         55,506
  Hughes Electronics Corp.*.............      13,007        215,262
  Liberty Media Corp. Class A*..........     289,000      3,436,210
  Metro-Goldwyn-Mayer, Inc.*............      20,400        348,636
  The News Corp Ltd. ADR................       1,455         44,005
  Time Warner, Inc.*....................     258,900      4,657,611
  Viacom, Inc. Class A..................      17,400        770,298
  Viacom, Inc. Class B..................      92,200      4,091,836
  Walt Disney Co........................      71,300      1,663,429
                                                       ------------
                                                         15,535,019
                                                       ------------

OFFICE EQUIPMENT -- 0.2%
  IKON Office Solutions, Inc............      23,300        276,338
                                                       ------------

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES        VALUE+
COMMON STOCKS  (CONTINUED)
OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Steelcase, Inc. Class A...............       6,100   $     87,596
                                                       ------------
OIL & GAS -- 6.8%
  Amerada Hess Corp.....................      11,300        600,821
  Anadarko Petroleum Corp...............      30,200      1,540,502
  Apache Corp...........................      10,741        871,095
  ConocoPhillips........................      18,800      1,232,716
  Devon Energy Corp.....................       1,200         68,712
  Diamond Offshore Drilling, Inc........      15,500        317,905
  Helmerich & Payne, Inc................       3,900        108,927
  Kerr-McGee Corp.......................      11,000        511,390
  Marathon Oil Corp.....................      31,900      1,055,571
  Occidental Petroleum Corp.............      16,300        688,512
  Pogo Producing Co.....................       4,000        193,200
  Pride International, Inc.*............      16,700        311,288
  Rowan Cos., Inc.*.....................       2,500         57,925
  Sunoco, Inc...........................       6,500        332,475
  Tidewater, Inc........................       6,200        185,256
  Valero Energy Corp....................      15,300        709,002
  Westport Resources Corp.*.............         700         20,902
                                                       ------------
                                                          8,806,199
                                                       ------------
PAPER & RELATED PRODUCTS -- 1.3%
  Boise Cascade Corp....................       7,000        230,020
  Bowater, Inc..........................       6,800        314,908
  Louisiana-Pacific Corp.*..............      10,500        187,740
  MeadWestvaco Corp.....................      21,313        634,062
  Temple-Inland, Inc....................       5,400        338,418
                                                       ------------
                                                          1,705,148
                                                       ------------
PUBLISHING -- 0.0%
  Hollinger International, Inc.
    Class A.............................       2,600         40,612
                                                       ------------
RETAIL -- FOOD -- 0.9%
  Albertson's, Inc......................      36,600        828,990
  SUPERVALU, Inc........................      11,700        334,503
                                                       ------------
                                                          1,163,493
                                                       ------------
RETAIL -- GENERAL -- 2.8%
  Dillards, Inc. Class A................       8,200        134,972
  Federated Department Stores, Inc......      21,900      1,032,147
  J.C. Penney Co., Inc..................      30,500        801,540
  May Department Stores Co..............      22,500        654,075
  Sears, Roebuck & Co...................      22,900      1,041,721
                                                       ------------
                                                          3,664,455
                                                       ------------
RETAIL -- SPECIALTY -- 1.3%
  AutoNation, Inc.*.....................      31,000        569,470
  Barnes & Noble, Inc.*.................       4,300        141,255
  Blockbuster, Inc. Class A.............       4,500         80,775
  Borders Group, Inc....................       5,700        124,944
  Circuit City Stores-Circuit City
    Group...............................      23,500        238,055
  Rite Aid Corp.*.......................       8,500         51,340
  Saks, Inc.*...........................      16,100        242,144
  Toys "R" Us, Inc.*....................      22,800        288,192
                                                       ------------
                                                          1,736,175
                                                       ------------
                                            SHARES        VALUE+

STEEL -- 0.6%
  AK Steel Holding Corp.*...............       9,800   $     49,980
  Nucor Corp............................       3,600        201,600
  The Timken Co.........................       6,300        126,378
  United States Steel Corp..............       9,300        325,686
  Worthington Industries, Inc...........       3,000         54,090
                                                       ------------
                                                            757,734
                                                       ------------

TELECOMMUNICATIONS -- 8.3%
  American Tower Corp. Class A*.........      24,000        259,680
  AT&T Corp.............................      91,240      1,852,172
  AT&T Wireless Services, Inc.*.........     297,909      2,380,293
  CIENA Corp.*..........................      24,700        164,008
  Cincinnati Bell, Inc.*................      13,200         66,660
  Comverse Technology, Inc.*............      14,000        246,260
  Cox Communications, Inc. Class A*.....      69,100      2,380,495
  Crown Castle International Corp.*.....      24,400        269,132
  Harris Corp...........................       2,000         75,900
  Level 3 Communications, Inc.*.........      15,000         85,500
  Lucent Technologies, Inc.*............      36,600        103,944
  PanAmSat Corp.*.......................      16,600        357,896
  Sprint Corp...........................      95,200      1,563,184
  Telephone & Data Systems, Inc.........       6,600        412,830
  Tellabs, Inc.*........................      44,400        374,292
  United States Cellular Corp.*.........       5,900        209,450
                                                       ------------
                                                         10,801,696
                                                       ------------

TIRES & RUBBER -- 0.1%
  Cooper Tire & Rubber Co...............       2,300         49,174
  Goodyear Tire & Rubber Co.............      12,400         97,464
                                                       ------------
                                                            146,638
                                                       ------------

TOBACCO -- 0.5%
  R.J. Reynolds Tobacco
    Holdings, Inc.......................      10,400        604,760
                                                       ------------

TRANSPORTATION -- 4.1%
  Alexander & Baldwin, Inc..............       3,700        124,653
  Burlington Northern Santa Fe Corp.....      22,800        737,580
  CSX Corp..............................      26,200        941,628
  Norfolk Southern Corp.................      48,200      1,139,930
  Ryder System, Inc.....................       7,900        269,785
  Union Pacific Corp....................      29,900      2,077,452
                                                       ------------
                                                          5,291,028
                                                       ------------

UTILITIES -- 0.1%
  Alliant Energy Corp...................       4,500        112,050
                                                       ------------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*........      20,400        283,152
                                                       ------------
  TOTAL COMMON STOCKS
    (Identified Cost $111,064,134)......                128,559,153
                                                       ------------

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                            SHARES        VALUE+
COMMON STOCKS  (CONTINUED)

SHORT-TERM INVESTMENTS -- 2.8%

OTHER -- 2.8%
  SSgA Government Money Market Fund.....     793,207   $    793,207
  SSgA Money Market Fund................   2,824,466      2,824,466
                                                       ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $3,617,673)........                  3,617,673
                                                       ------------



TOTAL INVESTMENTS -- 101.9%
  (IDENTIFIED COST $114,681,807)#.................  132,176,826
  Liabilities, Less Cash and Other
    Assets -- (1.9%)..............................   (2,517,054)
                                                    -----------
NET ASSETS -- 100%................................  $129,659,772
                                                    ===========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2003, the aggregate cost of investment securities for income tax purposes was $114,681,807. Net unrealized appreciation aggregated $17,495,019, of which $20,658,414 related to appreciated investment securities and $3,163,395 related to depreciated investment securities.
Key to abbreviations:
ADR  -- American Depository Receipts

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited)

                                          SHARES      VALUE+

COMMON STOCKS -- 98.7%

ADVERTISING -- 0.1%
  Equity Marketing, Inc.*...............     800   $     11,280
  ValueVision International, Inc.
    Class A*............................   4,100         68,470
                                                   ------------
                                                         79,750
                                                   ------------

AEROSPACE/DEFENSE -- 1.0%
  AAR Corp..............................   3,800         56,810
  Armor Holdings, Inc.*.................   3,700         97,347
  BE Aerospace, Inc.*...................   2,500         13,500
  DRS Technologies, Inc.*...............   3,500         97,230
  Ducommun, Inc.........................     855         19,109
  EDO Corp..............................   2,200         54,230
  Engineered Support Systems, Inc.......   2,250        123,885
  GenCorp, Inc..........................   4,100         44,157
  HEICO Corp............................   1,200         21,840
  Herley Industries, Inc.*..............   1,800         37,260
  Hexcel Corp.*.........................   3,400         25,194
  Innovative Solutions and
    Support, Inc.*......................   1,300         21,112
  Kaman Corp. Class A...................   3,200         40,736
  Ladish Co., Inc.*.....................   1,200          9,733
  MTC Technologies, Inc.*...............   1,000         32,220
  Orbital Sciences Corp. Class A*.......   5,300         63,706
  REMEC, Inc.*..........................   7,400         62,234
  Teledyne Technologies, Inc.*..........   4,200         79,170
  The Allied Defense Group, Inc.*.......     600         14,346
  The Fairchild Corp. Class A*..........   2,900         14,616
  The Titan Corp........................   5,600        122,136
  Triumph Group, Inc.*..................   1,600         58,240
  United Industrial Corp................     900         16,245
                                                   ------------
                                                      1,125,056
                                                   ------------

AGRICULTURAL OPERATIONS -- 0.2%
  AGCO Corp.*...........................   3,000         60,420
  Delta & Pine Land Co..................   4,600        116,840
  LESCO, Inc.*..........................   1,300         16,887
                                                   ------------
                                                        194,147
                                                   ------------

AIRLINES -- 0.6%
  AirTran Holdings, Inc.*...............  10,800        128,520
  Alaska Air Group, Inc.*...............   5,000        136,450
  America West Holding Corp.
    Class B*............................   3,300         40,920
  Atlantic Coast Airlines
    Holdings, Inc.*.....................   5,400         53,460
  Continental Airlines, Inc.
    Class B*............................   6,800        110,636
  Frontier Airlines, Inc.*..............   3,450         49,197
  MAIR Holdings, Inc....................   2,000         14,560
  Mesa Air Group, Inc.*.................   3,500         43,820
  Northwest Airlines Corp. Class A*.....  10,300        129,986
  SkyWest, Inc..........................   1,000         18,120
                                                   ------------
                                                        725,669
                                                   ------------

AUTO & RELATED -- 1.8%
  A.S.V., Inc.*.........................   1,100         41,096
  Aftermarket Technology Corp.*.........   3,100         42,532
  American Axle & Manufacturing
    Holdings, Inc.*.....................     300         12,126
  Arctic Cat, Inc.......................   2,100         51,870
  ArvinMeritor, Inc.....................     500         12,060
                                          SHARES      VALUE+

  Asbury Automotive Group, Inc.*........   7,100   $    127,161
  Bandag, Inc...........................     900         37,080
  Coachmen Industries, Inc..............   1,600         28,976
  Collins & Aikman Corp.*...............   8,940         38,710
  CSK Auto Corp.*.......................   5,900        110,743
  Dollar Thrifty Automotive
    Group, Inc.*........................   2,700         70,038
  Dura Automotive Systems, Inc.*........   1,400         17,878
  IMPCO Technologies, Inc...............   2,000         17,440
  Insurance Auto Auctions, Inc.*........   1,200         15,660
  Lithia Motors, Inc. Class A...........   1,797         45,303
  LoJack Corp.*.........................   1,600         12,896
  Midas, Inc.*..........................   3,000         42,900
  Monaco Coach Corp.*...................   3,450         82,110
  National R.V. Holdings, Inc.*.........   1,100         10,945
  Oshkosh Truck Corp....................   2,600        132,678
  Raytech Corp..........................   1,400          4,648
  Rent-Way, Inc.*.......................   3,200         26,208
  Skyline Corp..........................     500         17,435
  Spartan Motors, Inc...................   2,400         24,240
  Standard Motor Products, Inc..........   1,300         15,795
  Strattec Security Corp.*..............     300         18,273
  Superior Industries
    International, Inc..................   1,900         82,688
  Tenneco Automotive, Inc.*.............   3,900         26,091
  Thor Industries, Inc..................   3,400        191,148
  Tower Automotive, Inc.*...............   5,900         40,297
  United Auto Group, Inc................   4,300        134,590
  United Rentals, Inc.*.................   6,100        117,486
  Visteon Corp..........................  12,900        134,289
  Wabash National Corp.*................   3,000         87,900
  Winnebago Industries, Inc.............   1,900        130,625
                                                   ------------
                                                      2,001,915
                                                   ------------

BANKS/SAVINGS & LOANS -- 7.1%
  1st Source Corp.......................   2,261         48,634
  Alabama National BanCorp..............   1,500         78,825
  Allegiant Bancorp, Inc................   1,800         50,490
  AMCORE Financial, Inc.................   3,500         94,570
  Anchor BanCorp Wisconsin, Inc.........   3,400         84,660
  BancorpSouth, Inc.....................   1,600         37,952
  BankUnited Financial Corp.
    Class A*............................   3,400         87,686
  Banner Corp...........................   1,260         31,689
  Bay View Capital Corp.*...............   5,600         11,984
  Boston Private Financial
    Holdings, Inc.......................   2,500         62,100
  Brookline Bancorp, Inc................   6,348         97,378
  BSB Bancorp, Inc......................   1,200         47,400
  Cathay Bancorp, Inc...................   2,909        161,973
  Center Financial Corp.................     600         16,350
  Central Pacific Financial Corp........   1,600         48,064
  CFS Bancorp, Inc......................   1,100         16,324
  Charter Financial Corp................   1,928         71,857
  Chemical Financial Corp...............   2,872        104,512
  Chittenden Corp.......................   3,850        129,514
  Coastal Bancorp, Inc..................     700         28,777
  Columbia Banking System, Inc..........   1,508         32,663
  Commercial Federal Corp...............   3,396         90,707
  Community Bank Systems, Inc...........   1,400         68,600
  Community First Bankshares, Inc.......   4,400        127,336

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  Community Trust Bancorp, Inc..........     726   $     21,925
  Connecticut Bancshares, Inc...........   1,400         72,156
  Corus Bankshares, Inc.................   2,800         88,368
  CVB Financial Corp....................   5,693        109,808
  Dime Community Bancshares.............   3,300        101,508
  Downey Financial Corp.................     700         34,510
  East West Bancorp, Inc................   2,400        128,832
  FNB Corp..............................   3,081        109,221
  Fidelity Bankshares, Inc..............   1,600         50,240
  First Charter Corp....................   3,900         76,245
  First Citizens BancShares, Inc........     200         24,306
  First Community Bancorp...............   1,700         61,438
  First Essex Bancorp, Inc..............     500         29,070
  First Federal Capital Corp............   2,800         63,056
  First Financial Bancorp...............   5,465         87,167
  First Financial Holdings, Inc.........   1,200         37,512
  First Indiana Corp....................   1,600         30,000
  First Merchants Corp..................   2,577         65,765
  First Niagara Financial
    Group, Inc..........................   7,049        105,101
  First Place Financial Corp............   1,600         31,248
  First Republic Bank...................   1,650         59,070
  First Sentinel Bancorp, Inc...........   3,300         69,498
  First State Bancorp...................     500         17,375
  FirstFed Financial Corp.*.............   2,000         87,000
  Flagstar Bancorp, Inc.................   5,250        112,455
  Flushing Financial Corp...............   2,100         38,388
  Glacier Bancorp, Inc..................   2,310         74,844
  Gold Banc Corp., Inc..................   5,100         71,706
  Greater Bay Bancorp...................   5,700        162,336
  Hancock Holding Co....................   1,800         98,226
  Harbor Florida Bancshares, Inc........   2,900         86,159
  Harleysville National Corp............   2,640         79,464
  Hawthorne Financial Corp.*............   1,200         33,576
  Horizon Financial Corp................     800         14,008
  Hudson River Bancorp, Inc.............   1,800         70,254
  Hudson United Bancorp.................     500         18,475
  Humboldt Bancorp......................   1,320         23,126
  IBERIABANK Corp.......................     800         47,200
  Independent Bank Corp.-MA.............   1,400         40,348
  Independent Bank Corp.-MI.............   2,096         59,443
  Integra Bank Corp.....................   2,200         48,349
  Lakeland Bancorp, Inc.................   1,653         26,547
  MAF Bancorp, Inc......................   2,795        117,111
  Main Street Banks, Inc................   2,100         55,650
  MB Financial, Inc.....................   3,000        109,200
  Mid-State Bancshares..................   2,800         71,232
  Midwest Banc Holdings, Inc............   1,600         35,600
  Nara Bancorp, Inc.....................   1,200         32,760
  National Penn Bancshares, Inc.........   2,915         93,630
  NBT Bancorp, Inc......................   3,960         84,902
  Northwest Bancorp, Inc................   5,200        111,072
  OceanFirst Financial Corp.............   1,478         40,143
  Ocwen Financial Corp.*................   7,600         67,336
  Pacific Capital Bancorp...............   3,700        136,234
  People's Bank.........................   1,200         39,120
                                          SHARES      VALUE+

  PFF Bancorp, Inc......................   2,480   $     89,974
  Prosperity Bancshares, Inc............   2,000         45,040
  Provident Bankshares Corp.............   2,740         80,666
  Provident Financial Group, Inc........   2,000         63,900
  Republic Bancorp, Inc.................   7,629        102,908
  Republic Bancshares, Inc..............   1,500         47,205
  Riggs National Corp...................   3,100         51,243
  S&T Bancorp, Inc......................   3,400        101,660
  Sandy Spring Bancorp, Inc.............   1,900         71,060
  Second Bancorp, Inc...................     600         15,840
  Silicon Valley Bancshares*............   3,900        140,673
  Simmons First National Corp.
    Class A.............................   1,500         41,850
  Sound Federal Bancorp, Inc............   1,100         17,149
  Southwest Bancorp, Inc................   1,200         21,456
  State Financial Services Corp.
    Class A.............................   1,100         29,216
  Staten Island Bancorp, Inc............   4,200         94,500
  Sterling Bancorp......................   1,875         53,438
  Sterling Bancshares, Inc..............   5,300         70,649
  Sterling Financial Corp...............   1,786         61,135
  Sun Bancorp, Inc......................   1,200         31,680
  Texas Regional Bancshares, Inc.
    Class A.............................   3,246        120,102
  The Banc Corp.........................   2,500         21,250
  The Trust Co. of New Jersey...........   1,900         75,392
  Troy Financial Corp...................     315         11,025
  TrustCo Bank Corp. NY.................   8,934        117,482
  UCBH Holdings, Inc....................   3,000        116,910
  UMB Financial Corp....................   2,500        118,850
  Umpqua Holdings Corp..................   3,112         64,699
  United Bankshares, Inc................   2,200         68,640
  United Community Banks, Inc...........   2,600         85,540
  United Community Financial Corp.......   3,600         41,076
  United National Bancorp...............   2,730         97,543
  Washington Trust Bancorp, Inc.........   1,300         34,060
  Waypoint Financial Corp...............   4,170         90,447
  Webster Financial Corp................     456         20,912
  WesBanco, Inc.........................   2,300         63,687
  West Coast Bancorp....................   1,747         37,281
  Westcorp..............................   5,360        195,908
  Willow Grove Bancorp, Inc.............     800         14,208
  Wintrust Financial Corp...............   2,350        105,985
                                                   ------------
                                                      8,021,597
                                                   ------------

BROADCASTING -- 0.9%
  4Kids Entertainment, Inc.*............   1,300         33,826
  Acacia Research-Acacia Technologies*..   2,200         11,880
  Acme Communications, Inc.*............   1,700         14,943
  Beasley Broadcast Group, Inc.
    Class A*............................     900         14,787
  Charter Communications, Inc.
    Class A*............................  19,100         76,782
  Crown Media Holdings, Inc.
    Class A*............................   8,100         66,987
  Cumulus Media, Inc. Class A*..........   2,300         50,600
  Digital Generation Systems, Inc.*.....   7,500         16,800
  Entravision Communications Corp.*.....   3,700         41,070
  Gray Television, Inc..................   4,800         72,576
  Insight Communications Co., Inc.*.....   5,400         55,674
  Lin Tv Corp. Class A*.................   1,300         33,553
  Mediacom Communications Corp.*........  10,900         94,503

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BROADCASTING  (CONTINUED)
  NTN Communications, Inc.*.............   3,700   $     13,690
  Paxson Communications Corp.*..........   5,000         19,250
  Regent Communications, Inc.*..........   5,600         35,560
  Saga Communications, Inc. Class A*....   2,200         40,766
  Salem Communications Corp. Class A*..    2,000         54,240
  Sinclair Broadcast Group, Inc.
    Class A*............................   4,600         68,632
  Spanish Broadcasting System, Inc.
    Class A*............................   3,300         34,650
  TiVo, Inc.*...........................   6,900         51,060
  UnitedGlobalCom, Inc. Class A*........   4,600         39,008
  World Wrestling Federation
    Entertainment, Inc..................   1,100         14,410
                                                   ------------
                                                        955,247
                                                   ------------

BUILDING & CONSTRUCTION -- 2.5%
  Ampco-Pittsburgh Corp.................   1,000         13,670
  Apogee Enterprises, Inc...............   2,800         31,780
  Beazer Homes USA, Inc.................   1,825        178,229
  Butler Manufacturing Co...............     400          8,800
  Centex Construction Products, Inc.....   1,800        108,486
  Champion Enterprises, Inc.*...........   4,800         33,600
  Comfort Systems USA, Inc.*............   3,800         20,824
  Dycom Industries, Inc.*...............   4,800        128,736
  ElkCorp...............................   2,400         64,080
  Emcor Group, Inc.*....................   1,800         79,020
  Fleetwood Enterprises, Inc.*..........   3,900         40,014
  Florida Rock Industries, Inc..........   5,550        304,417
  Foster Wheeler Ltd.*..................   1,200          1,236
  Granite Construction, Inc.............   4,550        106,880
  Insituform Technologies, Inc.
    Class A*............................   2,900         47,850
  Integrated Electrical
    Services, Inc.*.....................   3,700         34,225
  M.D.C. Holdings, Inc..................   1,481         95,525
  M/I Schottenstein Homes, Inc..........   1,700         66,385
  Meritage Corp.*.......................   1,800        119,358
  Modine Manufacturing Co...............   3,500         94,430
  Modtech Holdings, Inc.*...............   1,200         10,092
  NCI Building Systems, Inc.*...........   2,000         47,800
  Palm Harbor Homes, Inc.*..............   2,300         41,101
  Ryland Group, Inc.....................   2,300        203,872
  Simpson Manufacturing Co., Inc.*......   2,500        127,150
  Standard Pacific Corp.................   2,100        101,955
  Texas Industries, Inc.................   2,300         85,100
  The Shaw Group, Inc.*.................   6,400         87,168
  Trex Co., Inc.*.......................   1,500         56,970
  URS Corp.*............................   3,600         90,036
  Wackenhut Corrections Corp.*..........   2,800         63,840
  WCI Communities, Inc.*................   4,400         90,684
  William Lyon Homes, Inc.*.............   1,200         75,324
  York International Corp...............   3,100        114,080
                                                   ------------
                                                      2,772,717
                                                   ------------

BUSINESS SERVICES -- 3.3%
  Acxiom Corp.*.........................   1,700         31,569
  Administaff, Inc.*....................   3,300         57,354
  ADVO, Inc.............................   3,600        114,336
  Ambassadors International, Inc........   1,000         12,500
                                          SHARES      VALUE+

  American Management Systems, Inc.*....   5,100   $     76,857
  AMN Healthcare Services, Inc.*........   4,200         72,072
  aQuantive, Inc.*......................   6,600         67,650
  Ariba, Inc.*..........................  21,700         65,100
  Aspect Communications Corp.*..........   7,300        115,048
  Banta Corp............................   2,500        101,250
  BARRA, Inc............................   2,050         72,754
  Bowne & Co., Inc......................   3,700         50,172
  Brady Corp. Class A...................   2,500        101,875
  Catalina Marketing Corp.*.............   6,400        129,024
  CDI Corp..............................   2,500         81,875
  Century Business Services, Inc.*......  11,000         49,170
  Charles River Associates, Inc.*.......   1,000         31,990
  CIBER, Inc.*..........................   7,100         61,486
  Clark, Inc.*..........................   1,600         30,784
  Concur Technologies, Inc.*............   3,700         35,816
  Consolidated Graphics, Inc.*..........   1,600         50,528
  CorVel Corp.*.........................     300         11,280
  Cross Country Healthcare, Inc.*.......   3,600         53,712
  CSG Systems International, Inc.*......   5,800         72,442
  DocuCorp International, Inc.*.........   1,600         16,240
  Electro Rent Corp.*...................   2,000         26,680
  ePlus, Inc.*..........................   1,200         14,797
  Exult, Inc.*..........................  12,900         91,848
  First Consulting Group, Inc.*.........   1,900         10,697
  Forrester Research, Inc.*.............   3,000         53,610
  FTI Consulting, Inc.*.................   5,475        127,951
  Gartner, Inc. Class A*................   7,000         79,170
  Gevity HR, Inc........................   2,900         64,496
  Heidrick & Struggles
    International, Inc.*................   2,200         47,960
  infoUSA, Inc.*........................   5,600         41,552
  John H. Harland Co....................   3,600         98,280
  Keane, Inc.*..........................   7,000        102,480
  Kelly Services, Inc. Class A..........   3,200         91,328
  Kforce, Inc.*.........................   2,900         27,086
  Korn/Ferry International*.............   3,800         50,692
  Labor Ready, Inc.*....................   4,900         64,190
  MAXIMUS, Inc.*........................   2,500         97,825
  Microstrategy, Inc. Class A*..........     800         41,984
  MPS Group, Inc.*......................  11,500        107,525
  Navigant Consulting, Inc.*............   4,900         92,414
  Navigant International, Inc.*.........   2,000         27,700
  NCO Group, Inc.*......................   2,900         66,033
  On Assignment, Inc.*..................   3,200         16,672
  PDI, Inc.*............................   2,100         56,301
  QRS Corp.*............................   1,900         15,428
  Resources Connection, Inc.*...........   2,600         71,006
  Right Management
    Consultants, Inc.*..................   3,400         63,444
  RMH Teleservices, Inc.*...............   1,100          5,676
  SM&A*.................................   1,500         17,550
  Spherion Corp.*.......................   7,100         69,509
  TeamStaff, Inc.*......................   2,100          4,704
  TeleTech Holdings, Inc.*..............   8,200         92,660
  Tetra Tech, Inc.*.....................   5,300        131,758
  The Corporate Executive Board Co.*....   1,400         65,338
  The Keith Cos., Inc.*.................     800         10,896

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  TRC Cos., Inc.*.......................   1,650   $     34,749
  Watson Wyatt & Co. Holdings*..........   4,000         96,600
                                                   ------------
                                                      3,741,473
                                                   ------------

CHEMICALS -- 2.5%
  A. Schulman, Inc......................   5,900        125,788
  Aceto Corp............................     700         17,878
  Airgas, Inc...........................   2,700         57,996
  Albemarle Corp........................   3,300         98,901
  Arch Chemicals, Inc...................   2,700         69,282
  Cabot Microelectronics Corp.*.........   3,000        147,000
  Crompton Corp.........................  13,400         96,078
  Cytec Industries, Inc.*...............   2,000         76,780
  Dionex Corp.*.........................   2,300        105,846
  Ethyl Corp.*..........................   5,000        109,350
  Ferro Corp............................   5,000        136,050
  FMC Corp.*............................   3,500        119,455
  Georgia Gulf Corp.....................   3,900        112,632
  Great Lakes Chemical Corp.............   3,000         81,570
  H.B. Fuller Co........................   2,800         83,272
  Hawkins, Inc..........................   1,200         16,752
  Hercules, Inc.*.......................  11,100        135,420
  IMC Global, Inc.......................  11,500        114,195
  Kronos Worldwide Inc*.................   2,650         58,830
  MacDermid, Inc........................   3,500        119,840
  Millennium Chemicals, Inc.............   7,600         96,368
  Minerals Technologies, Inc............   2,000        118,500
  NL Industries, Inc....................   5,300         62,010
  Olin Corp.............................   6,400        128,384
  OM Group, Inc.........................   3,100         81,189
  PolyOne Corp..........................   2,000         12,780
  Quaker Chemical Corp..................     600         18,450
  RPM, Inc..............................   2,000         32,920
  Solutia, Inc.*,(a)....................   5,000          1,825
  Spartech Corp.........................   3,200         78,848
  Symyx Technologies*...................   4,100         84,255
  Terra Industries, Inc.*...............   9,100         30,121
  TETRA Technologies, Inc.*.............   2,550         61,812
  WD-40 Co..............................   2,100         74,256
  Wellman, Inc..........................   3,500         35,735
                                                   ------------
                                                      2,800,368
                                                   ------------

COMMERCIAL SERVICES -- 1.0%
  Central Parking Corp..................   4,300         64,199
  CoStar Group, Inc.*...................   2,100         87,528
  Euronet Worldwide, Inc.*..............   3,200         57,600
  ICT Group, Inc.*......................     300          3,525
  Mail-Well, Inc.*......................   4,100         18,901
  McGrath Rentcorp......................   1,100         29,975
  Medifast, Inc.*.......................     900         12,690
  Memberworks, Inc.*....................   1,500         40,755
  Mobile Mini, Inc.*....................   1,900         37,468
  Plexus Corp.*.........................   4,700         80,699
  Polycom, Inc.*........................   7,000        136,640
  Pre-Paid Legal Services, Inc.*........   1,700         44,404
  Protection One, Inc.*.................   9,400          3,384
                                          SHARES      VALUE+

  Quanta Services, Inc.*................  11,600   $     84,680
  R.H. Donnelley Corp.*.................   3,600        143,424
  Rewards Network, Inc.*................   2,200         23,452
  Roto-Rooter, Inc......................   1,300         59,930
  Source Information Management Co.*....   2,000         21,240
  SOURCECORP, Inc.*.....................   1,900         48,697
  StarTek, Inc..........................   1,700         69,343
  The Management Network Group, Inc.*..    3,800         12,540
  UniFirst Corp.........................     800         18,968
  Veritas DGC, Inc.*....................   3,300         34,584
  Viisage Technology, Inc.*.............   3,800         13,680
                                                   ------------
                                                      1,148,306
                                                   ------------

COMMUNICATION SERVICES -- 0.1%
  Concerto Software, Inc.*..............   1,400         16,772
  West Corp.*...........................   3,300         76,659
                                                   ------------
                                                         93,431
                                                   ------------

COMMUNICATIONS EQUIPMENT -- 1.4%
  Aether Systems, Inc.*.................   6,200         29,450
  ANADIGICS, Inc.*......................   4,000         23,840
  Andrew Corp.*.........................  10,450        120,279
  Applied Signal Technology, Inc........   1,200         27,612
  Arris Group, Inc.*....................   9,000         65,160
  Avanex Corp.*.........................  11,400         56,886
  Brooktrout, Inc.*.....................     900         11,322
  Captaris, Inc.*.......................   3,500         19,670
  Centillium Communications, Inc.*......   4,200         23,646
  Ceradyne, Inc.*.......................   1,700         57,902
  Digi International, Inc.*.............   2,600         24,960
  Ditech Communications Corp.*..........   4,900         93,590
  Finisar Corp.*........................  18,600         58,218
  Inter-Tel, Inc........................   3,000         74,940
  InterVoice-Brite, Inc.*...............   4,800         56,976
  Ixia*.................................   7,100         83,070
  KVH Industries, Inc.*.................   1,200         32,964
  MasTec, Inc.*.........................   5,300         78,493
  Network Equipment
    Technologies, Inc.*.................   3,300         36,300
  New Focus, Inc.*......................  10,700         53,714
  North Pittsburgh Systems, Inc.........   1,700         32,147
  Optical Communication
    Products, Inc.*.....................   3,400         12,580
  Paradyne Networks, Inc.*..............   3,900         13,416
  Performance Technologies, Inc.*.......   1,600         22,800
  Proxim Corp. Class A*.................   2,456          4,102
  SBA Communications Corp.*.............   4,500         17,010
  SeaChange International, Inc.*........   3,000         46,200
  Sirenza Microdevices, Inc.*...........   2,100         10,080
  Sonus Networks, Inc.*.................  14,500        109,620
  SpectraLink Corp......................   1,700         32,589
  Tekelec*..............................   7,800        121,290
  Terayon Communication
    Systems, Inc.*......................   7,400         33,300
  ViaSat, Inc.*.........................   3,100         59,334
  Vyyo, Inc.*...........................   1,200         10,236
                                                   ------------
                                                      1,553,696
                                                   ------------

COMPUTER EQUIPMENT -- 2.6%
  Adaptec, Inc.*........................  10,700         94,481
  Advanced Digital Information Corp.*...   8,200        114,800

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER EQUIPMENT  (CONTINUED)
  Agilysys, Inc.........................   3,500   $     39,025
  Airspan Networks, Inc.*...............   2,700          9,450
  California Micro Devices Corp.*.......   2,000         18,260
  Computer Network Technology Corp.*....   3,300         31,482
  Concurrent Computer Corp.*............   4,300         18,791
  Cray, Inc.*...........................   9,100         90,363
  Dot Hill Systems Corp.*...............   5,200         78,780
  Drexler Technology Corp.*.............   1,000         13,670
  Electronics for Imaging, Inc.*........   4,300        111,886
  EMC Corp.*............................  11,528        148,935
  Hutchinson Technology, Inc.*..........   2,800         86,072
  Imation Corp..........................   3,500        123,025
  Insight Enterprises, Inc.*............   6,000        112,800
  Iomega Corp...........................   4,600         27,508
  Komag, Inc. Com New*..................   2,100         30,723
  Kronos, Inc.*.........................   3,600        142,596
  Maxwell Technologies, Inc.*...........   2,100         14,910
  McDATA Corp. Class A*.................   9,700         92,441
  Mentor Graphics Corp.*................   8,900        129,406
  Mercury Computer Systems, Inc.*.......   3,000         74,700
  Mobility Electronics, Inc.*...........   3,000         26,823
  MTS Systems Corp......................   2,100         40,383
  NYFIX, Inc.*..........................   5,600         44,520
  PalmOne, Inc.*........................   3,448         40,514
  RadiSys Corp.*........................   1,600         26,976
  Rainbow Technologies, Inc.*...........   2,600         29,276
  Rimage Corp.*.........................   1,200         18,997
  Riverstone Networks, Inc.*............   5,000          5,550
  SCM Microsystems, Inc.*...............   2,000         15,440
  Semtech Corp.*........................   6,600        150,018
  Sigma Designs, Inc.*..................   1,700         12,801
  Silicon Storage Technology, Inc.*.....  11,900        130,900
  Standard Microsystems Corp.*..........   2,200         55,660
  Stratasys, Inc.*......................   1,050         28,623
  Stratex Networks, Inc.*...............  10,700         45,475
  Synaptics, Inc.*......................   2,200         32,956
  Systems & Computer Technology Corp.*..   4,100         67,035
  TALX Corp.............................   1,089         25,080
  Trident Microsystems, Inc.*...........   2,700         47,034
  Varian Semiconductor Equipment
    Associates, Inc.*...................   2,700        117,963
  Verity, Inc.*.........................   4,900         81,781
  Virage Logic Corp.*...................   2,300         23,391
  Western Digital Corp.*................  17,000        200,430
  Whitney Holding Corp..................     450         18,446
                                                   ------------
                                                      2,890,176
                                                   ------------

COMPUTER SERVICES -- 1.8%
  Analysts International Corp.*.........   4,500         15,165
  Anteon International Corp.*...........   3,500        126,175
  Aspen Technology, Inc.*...............   5,800         59,508
  Avocent Corp.*........................     836         30,531
  BindView Development Corp.*...........   2,500          9,425
  Black Box Corp........................   2,300        105,961
  Catapult Communications Corp.*........   1,211         17,559
                                          SHARES      VALUE+

  CompuCom Systems, Inc.*...............   4,800   $     25,152
  Computer Horizons Corp.*..............   3,800         14,934
  Computer Programs & Systems, Inc......     900         18,108
  Covansys Corp.*.......................   3,300         36,300
  CyberGuard Corp.*.....................   1,300         11,336
  Dynamics Research Corp.*..............   1,100         17,743
  Extreme Networks, Inc.*...............  15,200        109,592
  FactSet Research Systems, Inc.........   2,700        103,167
  Inforte Corp.*........................   1,100          9,119
  Intergraph Corp.*.....................   4,200        100,464
  Jack Henry & Associates, Inc..........   9,600        197,568
  Manhattan Associates, Inc.*...........   4,100        113,324
  MICROS Systems, Inc.*.................   2,200         95,392
  NetScout Systems, Inc.*...............   3,600         27,360
  NetSolve, Inc.*.......................   1,200          9,720
  Overland Storage, Inc.*...............   1,500         28,200
  PEC Solutions, Inc.*..................   3,000         50,850
  Pegasus Solutions, Inc.*..............   3,200         33,504
  Perot Systems Corp. Class A*..........   6,600         88,968
  Pomeroy Computer Resources, Inc.......   1,000         14,740
  Radiant Systems, Inc.*................   2,800         23,548
  Safeguard Scientifics, Inc.*..........  15,500         62,620
  Sapient Corp.*........................  13,300         74,480
  SimpleTech, Inc.*.....................   4,600         27,646
  SRA International, Inc. Class A*......   1,700         73,270
  Sykes Enterprises, Inc.*..............   3,600         30,816
  Syntel, Inc...........................   4,400        108,724
  TechTeam Global, Inc.*................   1,700         11,883
  Tier Technologies, Inc. Class B*......   1,200          9,804
  Tyler Technologies, Inc.*.............   6,900         66,447
  Wind River Systems, Inc.*.............   9,300         81,468
  Zomax, Inc.*..........................   6,000         29,940
                                                   ------------
                                                      2,070,511
                                                   ------------

COMPUTER SOFTWARE -- 4.7%
  @Road, Inc.*..........................   7,000         93,100
  Acclaim Entertainment, Inc.*..........     300            195
  ActivCard Corp.*......................   5,100         40,188
  Activision, Inc.*.....................   7,075        128,765
  Actuate Corp.*........................   5,000         15,550
  Advent Software, Inc.*................   3,600         62,748
  Agile Software Corp.*.................   6,200         61,380
  American Software, Inc. Class A.......   1,600         11,454
  Ansoft Corp.*.........................   1,100         14,113
  ANSYS, Inc.*..........................   2,000         79,400
  Ascential Software Corp.*.............   2,325         60,287
  Authentidate Holding Corp.*...........   2,400         28,560
  Borland Software Corp.*...............  10,500        102,165
  Bottomline Technologies, Inc.*........   2,200         19,800
  Chordiant Software, Inc.*.............   7,437         40,532
  Clarus Corp.*.........................   1,900         13,701
  Concord Communications, Inc.*.........   2,400         47,928
  Convera Corp.*........................   4,100         13,981
  Corio, Inc.*..........................   2,300          6,302
  Datastream Systems, Inc.*.............   6,200         48,670
  Dendrite International, Inc.*.........   4,800         75,216
  Digitas, Inc.*........................   7,400         68,968

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  Echelon Corp.*........................   5,600   $     62,384
  Embarcadero Technologies, Inc.*.......   2,900         46,255
  Enterasys Networks, Inc.*.............  24,600         92,250
  Epicor Software Corp.*................   5,700         72,732
  EPIQ Systems, Inc.*...................   1,400         23,982
  eResearch Technology, Inc.*...........   4,500        114,390
  FalconStor Software, Inc.*............   5,600         48,944
  FileNET Corp.*........................   5,000        135,400
  Hypercom Corp.*.......................   3,900         18,564
  Hyperion Solutions Corp.*.............   4,000        120,560
  Identix, Inc.*........................   9,984         44,429
  Informatica Corp.*....................  10,100        104,030
  Internet Security Systems, Inc.*......   5,500        103,565
  Interwoven, Inc.*.....................   4,419         55,856
  JDA Software Group, Inc.*.............   3,100         51,181
  Lawson Software, Inc.*................  12,800        105,344
  Macromedia, Inc.*.....................   6,580        117,387
  Magma Design Automation, Inc.*........   3,900         91,026
  Manugistics Group, Inc.*..............   8,800         55,000
  MAPICS, Inc.*.........................   1,800         23,562
  MapInfo Corp.*........................   2,400         24,192
  MatrixOne, Inc.*......................   4,700         28,952
  Micromuse, Inc.*......................   8,200         56,580
  Midway Games, Inc.*...................   5,600         21,728
  Moldflow Corp.*.......................     900         10,215
  MRO Software, Inc.*...................   2,700         36,342
  MSC Software Corp.*...................   3,600         34,020
  Netegrity, Inc.*......................   3,800         39,178
  NetIQ Corp.*..........................   6,800         90,100
  Netopia, Inc.*........................   2,600         37,908
  Novell, Inc.*.........................  14,600        153,592
  Omnicell, Inc.*.......................   3,300         53,460
  On Technology Corp.*..................   3,100         12,276
  On2 Technologies, Inc.*...............   3,800          4,978
  Openwave Systems, Inc.*...............   8,133         89,463
  OPNET Technologies, Inc.*.............   2,900         47,734
  Packeteer, Inc.*......................   3,800         64,524
  PalmSource, Inc.*.....................   1,068         23,272
  Parametric Technology Corp.*..........  28,800        113,472
  PDF Solutions, Inc.*..................   3,200         47,680
  Pegasystems, Inc.*....................   4,100         35,342
  Per-Se Technologies, Inc.*............   4,200         64,092
  Pervasive Software, Inc.*.............   2,300         16,675
  Phoenix Technology Ltd.*..............   5,700         46,056
  Pinnacle Systems, Inc.*...............   8,600         73,358
  PLATO Learning, Inc.*.................   1,400         14,770
  Portal Software, Inc.*................   4,540         30,554
  Progress Software Corp.*..............   3,800         77,748
  Pumatech, Inc.*.......................   4,200         16,716
  QAD, Inc..............................   3,400         41,684
  Quest Software, Inc.*.................   7,300        103,660
  Red Hat, Inc.*........................  13,600        255,272
  Sanchez Computer Associates, Inc.*....   3,600         14,940
  ScanSoft, Inc.*.......................  14,952         79,545
  Secure Computing Corp.*...............   4,100         73,431
                                          SHARES      VALUE+

  SERENA Software, Inc.*................   4,500   $     82,575
  SkillSoft Plc*........................   1,677         14,506
  SPSS, Inc.*...........................   1,832         32,756
  SS&C Technologies, Inc................   2,400         67,080
  SupportSoft, Inc.*....................   4,000         52,600
  Synplicity, Inc.*.....................   3,300         25,839
  Take-Two Interactive
    Software, Inc.*.....................   3,300         95,073
  The InterCept Group, Inc.*............   1,800         20,322
  THQ, Inc.*............................   4,900         82,859
  TIBCO Software, Inc.*.................  10,500         71,085
  Tradestation Group, Inc.*.............   3,600         31,896
  Transaction Systems Architects, Inc.
    Class A*............................   4,600        104,098
  Ulticom, Inc.*........................   4,440         42,846
  Ultimate Software Group, Inc.*........   2,100         18,417
  VA Software Corp.*....................   3,600         14,076
  Vastera, Inc.*........................   4,800         19,200
  Vitria Technology, Inc.*..............   3,238         22,990
  Witness Systems, Inc.*................   5,000         46,650
                                                   ------------
                                                      5,298,221
                                                   ------------

COMPUTERS -- 0.0%
  Gateway, Inc.*........................   5,000         23,000
  Merge Technologies, Inc.*.............     700         12,348
                                                   ------------
                                                         35,348
                                                   ------------

CONSUMER PRODUCTS -- 0.8%
  Blyth, Inc............................   2,800         90,216
  Central Garden & Pet Co.*.............   2,200         61,666
  CNS, Inc..............................   1,900         26,030
  Department 56, Inc.*..................   1,500         19,650
  Fossil, Inc.*.........................   4,650        130,247
  IDEXX Laboratories, Inc.*.............   2,400        111,072
  Jarden Corp.*.........................   3,450         94,323
  Maxwell Shoe Co., Inc. Class A*.......   1,100         18,667
  Playtex Products, Inc.*...............   6,100         47,153
  Russ Berrie & Co., Inc................   2,500         84,750
  The Scotts Co. Class A*...............     600         35,496
  The Yankee Candle Co., Inc.*..........   3,300         90,189
  Tupperware Corp.......................   7,000        121,380
                                                   ------------
                                                        930,839
                                                   ------------

CONTAINERS & GLASS -- 0.3%
  Crown Holdings, Inc.*.................  14,800        134,088
  Owens-Illinois, Inc.*.................   7,300         86,797
  Silgan Holdings, Inc.*................   2,600        110,734
                                                   ------------
                                                        331,619
                                                   ------------

CONTAINERS-PAPER/PLASTIC -- 0.2%
  Graphic Packaging Corp.*..............   3,900         15,834
  Longview Fibre Co.....................   6,600         81,510
  Packaging Dynamics Corp...............     320          3,290
  Rock-Tenn Co. Class A.................   3,800         65,588
                                                   ------------
                                                        166,222
                                                   ------------

CONSTRUCTION MATERIALS -- 0.0%
  U.S. Concrete, Inc.*..................   3,800         24,510
                                                   ------------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
DISTRIBUTION/WHOLESALE -- 1.0%
COMMON STOCKS  (CONTINUED)
DISTRIBUTION/WHOLESALE  (CONTINUED)
  Advanced Marketing Services, Inc......   1,700   $     19,380
  Aviall, Inc.*.........................   3,700         57,387
  Bell Microproducts, Inc.*.............   3,200         28,992
  Brightpoint, Inc.*....................   3,150         54,337
  Building Materials Holding Corp.......   1,800         27,954
  Central European Distribution
    Corp.*..............................     900         28,440
  Handleman Co..........................   2,700         55,431
  Hughes Supply, Inc....................   2,300        114,126
  International Multifoods Corp.*.......   1,900         34,200
  Keystone Automotive
    Industries, Inc.*...................   1,700         43,112
  Nash-Finch Co.........................   1,200         26,808
  NuCo2, Inc.*..........................   1,800         22,806
  Owens & Minor, Inc....................   4,700        102,977
  ScanSource, Inc.*.....................   1,500         68,430
  SCP Pool Corp.*.......................   3,575        116,831
  United Natural Foods, Inc.*...........   2,300         82,593
  United Stationers, Inc.*..............   2,400         98,208
  Watsco, Inc...........................   2,200         50,006
  WESCO International, Inc.*............   4,800         42,480
                                                   ------------
                                                      1,074,498
                                                   ------------

DIVERSIFIED OPERATIONS -- 2.0%
  Actuant Corp. Class A*................   3,200        115,840
  Acuity Brands, Inc....................     800         20,640
  AMERCO*,(a)...........................   2,500         53,750
  Barnes Group, Inc.....................   2,700         87,237
  Blount International, Inc.*...........     100            787
  Carlisle Cos., Inc....................   1,200         73,032
  Cornell Corrections, Inc.*............   1,700         23,205
  Digimarc Corp.*.......................   2,100         27,930
  EnPro Industries, Inc.*...............   1,800         25,110
  ESCO Technologies, Inc.*..............   1,400         61,110
  Esterline Technologies Corp.*.........   2,700         72,009
  Federal Signal Corp...................   5,800        101,616
  Florida East Coast
    Industries, Inc.....................   1,000         33,100
  Griffon Corp.*........................   3,650         73,949
  Kroll, Inc.*..........................   4,132        107,432
  Lancaster Colony Corp.................   1,100         49,676
  Lydall, Inc.*.........................   1,800         18,342
  Mathews International Corp.
    Class A.............................   3,900        115,401
  Myers Industries, Inc.................   2,707         32,809
  NACCO Industries, Inc. Class A........     800         71,584
  PerkinElmer, Inc......................  10,033        171,263
  Raven Industries, Inc.................     500         14,750
  Roper Industries, Inc.................   2,200        108,372
  Sensient Technologies Corp............   5,200        102,804
  Standex International Corp............   1,700         47,600
  Sturm, Ruger & Co., Inc...............   2,700         30,699
  Tredegar Corp.........................   4,600         71,438
  Trinity Industries, Inc...............   3,700        114,108
  Universal Corp........................   2,800        123,676
  UNOVA, Inc.*..........................   5,900        135,405
  Vector Group Ltd......................   4,504         73,505
  Volt Information Sciences, Inc.*......   2,200         49,720
                                          SHARES      VALUE+

  Walter Industries, Inc................   4,400   $     58,740
  World Fuel Services Corp..............     900         30,555
                                                   ------------
                                                      2,297,194
                                                   ------------

EDUCATION -- 0.5%
  Education Management Corp.*...........   1,800         55,872
  ITT Educational Services, Inc.*.......   3,200        150,304
  Learning Tree International, Inc.*....   2,400         41,736
  Renaissance Learning, Inc.*...........   3,600         86,688
  Strayer Education, Inc................   1,600        174,128
  Sylvan Learning Systems, Inc.*........   3,600        103,644
                                                   ------------
                                                        612,372
                                                   ------------

ELECTRIC UTILITIES -- 0.1%
  Duquesne Light Holdings, Inc..........   4,500         82,530
  Weststar Energy, Inc..................   1,400         28,350
                                                   ------------
                                                        110,880
                                                   ------------

ELECTRICAL EQUIPMENT -- 2.1%
  Active Power, Inc.*...................   2,600          7,540
  Advanced Energy Industries, Inc.*.....   4,200        109,410
  Artesyn Technologies, Inc.*...........   5,000         42,600
  August Technology Corp.*..............   1,700         31,535
  Avid Technology, Inc.*................   2,900        139,200
  Axcelis Technologies, Inc.*...........  10,900        111,398
  Belden, Inc...........................   2,800         59,052
  C&D Technologies, Inc.................   3,500         67,095
  Cable Design Technologies Corp.*......   4,900         44,051
  Celeritek, Inc.*......................   1,200          8,904
  Checkpoint Systems, Inc.*.............   3,900         73,749
  Cohu, Inc.............................   2,500         47,875
  Credence Systems Corp.*...............   7,580         99,753
  Distributed Energy Systems Corp.*.....   4,700         13,442
  FLIR Systems, Inc.*...................   4,400        160,600
  Genlyte Group, Inc.*..................   1,400         81,732
  GrafTech International Ltd.*..........   9,800        132,300
  Helix Technology Corp.................   2,900         59,682
  Ibis Technology Corp.*................     400          4,500
  Input/Output, Inc.*...................   4,100         18,491
  Intermagnetics General Corp.*.........   2,010         44,542
  Invision Technologies, Inc.*..........   2,000         67,140
  Lincoln Electric Holdings, Inc........   4,400        108,856
  Littelfuse, Inc.*.....................   2,600         74,932
  LTX Corp.*............................   6,200         93,186
  Meade Instruments Corp.*..............   3,300         11,385
  Measurement Specialties, Inc.*........     800         16,344
  Paxar Corp.*..........................   4,700         62,980
  Photon Dynamics, Inc.*................   1,900         76,456
  Power Integrations, Inc.*.............   3,300        110,418
  Power-One, Inc.*......................   9,862        106,805
  Rogers Corp.*.........................   1,800         79,416
  SBS Technologies, Inc.*...............   1,700         25,007
  SIPEX Corp.*..........................   3,600         27,756
  Veeco Instruments, Inc.*..............   3,500         98,700
  Vicor Corp.*..........................   3,700         42,217
  Woodhead Industries, Inc..............     800         13,520
                                                   ------------
                                                      2,372,569
                                                   ------------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
ELECTRONICS -- 6.0%
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Actel Corp.*..........................   2,900   $     69,890
  Aeroflex, Inc.*.......................   7,900         92,351
  Alliance Semiconductor Corp.*.........   3,300         23,463
  American Superconductor Corp.*........   2,400         33,264
  AMETEK, Inc...........................   3,000        144,780
  Analogic Corp.........................   1,700         69,700
  Anixter International, Inc.*..........   4,000        103,520
  Artisan Components, Inc.*.............   2,400         49,200
  Asyst Technologies, Inc.*.............   4,800         83,280
  ATMI, Inc.*...........................   3,700         85,618
  Audiovox Corp. Class A*...............   2,600         33,384
  Avnet, Inc.*..........................   1,799         38,966
  Benchmark Electronics, Inc.*..........   3,750        130,538
  Brillian Corp.*.......................     375          3,169
  Brooks Automation, Inc.*..............   4,424        106,928
  California Amplifier, Inc.*...........     825         11,608
  Caliper Technologies Corp.*...........   2,200         14,476
  CEVA, Inc.*...........................     800          8,320
  ChipPAC, Inc.*........................  11,600         88,044
  Cirrus Logic, Inc.*...................   9,300         71,331
  Coherent, Inc.*.......................   3,300         78,540
  CompuDyne Corp.*......................   1,100         11,211
  Cree, Inc.*...........................   5,100         90,219
  CTS Corp..............................   4,700         54,050
  Cubic Corp............................   3,200         73,600
  Cymer, Inc.*..........................   3,400        157,046
  Cypress Semiconductor Corp.*..........   4,000         85,440
  Daktronics, Inc.*.....................   2,000         50,320
  DSP Group, Inc........................   3,300         82,203
  DuPont Photomasks, Inc.*..............   2,000         48,280
  Electro Scientific
    Industries, Inc.*...................   2,800         66,640
  EMCORE Corp.*.........................   4,100         19,311
  Emerson Radio Corp.*..................   3,200         12,032
  Energy Conversion Devices, Inc.*......   3,000         27,090
  Entegris, Inc.*.......................   9,400        120,790
  ESS Technology, Inc.*.................   4,400         74,844
  Exar Corp.*...........................   4,300         73,444
  Excel Technology, Inc.*...............   1,100         36,146
  Fargo Electronics, Inc.*..............   1,700         21,624
  Genesis Microchip, Inc.*..............   3,100         55,924
  Genus, Inc.*..........................   2,300         13,800
  GlobespanVirata, Inc.*................  13,300         78,204
  II-VI, Inc.*..........................   1,700         43,860
  InFocus Corp.*........................   3,900         37,752
  Innovex, Inc.*........................   1,400         11,802
  Integrated Device
    Technology, Inc.*...................   5,800         99,586
  Integrated Silicon Solution, Inc.*....   3,100         48,577
  Itron, Inc.*..........................   2,700         49,572
  IXYS Corp.*...........................   4,400         41,140
  Keithley Instruments, Inc.............     800         14,640
  KEMET Corp.*..........................   6,000         82,140
  Kopin Corp.*..........................   8,300         55,693
  Lattice Semiconductor Corp.*..........  12,359        119,635
  LeCroy Corp.*.........................   1,300         23,413
  Lifeline Systems, Inc.*...............   1,800         34,200
  LSI Industries, Inc...................   2,000         27,000
                                          SHARES      VALUE+

  MagneTek, Inc.*.......................   2,700   $     17,793
  Manufacturers' Services Ltd.*.........   2,400         14,592
  Mattson Technology, Inc.*.............   5,400         65,988
  Merix Corp.*..........................   1,300         31,889
  Methode Electronics, Inc. Class A.....   3,100         37,913
  Micrel, Inc.*.........................  10,100        157,358
  Microsemi Corp.*......................   3,800         93,404
  MKS Instruments, Inc.*................   4,600        133,400
  Molecular Devices Corp.*..............   2,370         45,006
  Monolithic System
    Technology, Inc.*...................   3,700         31,635
  Nanometrics, Inc.*....................   1,100         16,181
  Nassda Corp.*.........................   3,600         26,100
  Newport Corp.*........................   5,100         84,303
  Nu Horizons Electronics Corp.*........   2,200         21,560
  OmniVision Technologies, Inc.*........   2,300        127,075
  ON Semiconductor Corp.*...............  26,600        171,570
  OSI Systems, Inc.*....................   1,300         24,973
  Park Electrochemical Corp.............   2,100         55,629
  Parlex Corp.*.........................     800          6,328
  Pemstar, Inc.*........................   5,000         16,450
  Pericom Semiconductor Corp.*..........   2,800         29,848
  Photronics, Inc.*.....................   4,100         81,672
  Pixelworks, Inc.*.....................   3,400         37,536
  Planar Systems, Inc.*.................   1,700         41,344
  PLX Technology, Inc.*.................   2,100         18,585
  PMC-Sierra, Inc.*.....................  10,000        201,500
  QuickLogic Corp.*.....................   2,200         10,934
  Rambus, Inc.*.........................   8,900        273,230
  Richardson Electronics, Ltd...........   1,100         13,519
  Rudolph Technologies, Inc.*...........   1,600         39,264
  Silicon Image, Inc.*..................  10,000         72,300
  Siliconix, Inc.*......................   3,300        150,810
  Skyworks Solutions, Inc.*.............  12,400        107,880
  Sonic Solutions*......................   2,600         39,780
  Spectrum Control, Inc.*...............   1,200          9,553
  Stoneridge, Inc.*.....................   2,200         33,110
  Superconductor Technologies, Inc.*....   5,800         32,364
  Supertex, Inc.*.......................   1,400         26,740
  Sypris Solutions, Inc.................   1,000         16,810
  Technitrol, Inc.*.....................   4,800         99,552
  Thomas & Betts Corp.*.................   5,600        128,184
  Three-Five Systems, Inc...............   1,500          7,860
  Transmeta Corp.*......................  17,000         57,800
  Trimble Navigation Ltd.*..............   3,800        141,512
  TriQuint Semiconductor, Inc.*.........  14,400        101,808
  Ultimate Electronics, Inc.*...........   1,600         12,208
  Ultratech Stepper, Inc.*..............   3,200         93,984
  Universal Display Corp.*..............   3,100         42,377
  Universal Electronics, Inc.*..........   2,100         26,754
  Vialta, Inc.*.........................   1,952          1,054
  Vitesse Semiconductor Corp.*..........  16,000         93,920
  White Electronic Designs Corp.*.......   2,700         23,760
  Wilson Greatbatch
    Technologies, Inc.*.................   2,400        101,448
  Xicor, Inc.*..........................   2,800         31,752
  Zoran Corp.*..........................   4,961         86,272
  Zygo Corp.*...........................   1,900         31,331
                                                   ------------
                                                      6,779,100
                                                   ------------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
ENERGY -- 0.3%
COMMON STOCKS  (CONTINUED)
ENERGY  (CONTINUED)
  BayCorp Holdings Ltd.*................      68   $        888
  CONSOL Energy, Inc....................   4,700        121,730
  KFx, Inc.*............................   5,000         37,750
  Plug Power, Inc.*.....................   8,000         58,000
  Quantum Fuel Systems Technologies
    Worldwide, Inc.*....................     700          5,628
  South Jersey Industries, Inc..........   1,500         60,750
  Syntroleum Corp.*.....................   1,100          4,752
  Watts Industries, Inc. Class A........   2,500         55,500
                                                   ------------
                                                        344,998
                                                   ------------
ENVIROMENTAL SERVICES -- 0.2%
  Calgon Carbon Corp....................   5,100         31,671
  Duratek, Inc.*........................   1,900         24,776
  Flanders Corp.*.......................   3,100         20,398
  Headwaters, Inc.*.....................   3,500         68,670
  Rollins, Inc..........................   5,400        121,770
                                                   ------------
                                                        267,285
                                                   ------------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................   5,900        102,719
                                                   ------------

FINANCIAL SERVICES -- 2.8%
  Advanta Corp. Class A.................   1,000         12,990
  Advanta Corp. Class B.................   1,200         15,264
  Affiliated Managers Group, Inc.*......     700         48,713
  American Capital Strategies Ltd.......   3,300         98,109
  AmeriServ Financial, Inc..............   2,700         13,500
  Cash America International, Inc.......   3,500         74,130
  Citizens Banking Corp.................   2,200         71,984
  City Holding Co.......................   2,300         80,500
  CoBiz, Inc............................   1,050         19,341
  Coinstar, Inc.*.......................   2,000         36,120
  CompuCredit Corp.*....................   4,700        100,016
  Credit Acceptance Corp.*..............   4,700         71,910
  Digital Insight Corp.*................   4,000         99,600
  E-Loan, Inc.*.........................   2,500          7,450
  eFunds Corp.*.........................   6,200        107,570
  eSPEED, Inc. Class A*.................   3,400         79,594
  Financial Federal Corp................   3,000         91,650
  First Albany Cos., Inc................   1,147         16,104
  First Commonwealth Financial Corp.....   6,500         92,690
  Fremont General Corp..................   6,800        114,988
  Gabelli Asset Management, Inc.
    Class A.............................     500         19,900
  IndyMac Bancorp, Inc..................   2,800         83,412
  Interactive Data Corp.*...............   5,000         82,800
  Investment Technology Group, Inc.*....   5,200         83,980
  Irwin Financial Corp..................   3,400        106,760
  Jefferies Group, Inc..................   4,800        158,496
  Knight Trading Group, Inc.*...........   8,700        127,368
  LaBranche & Co., Inc..................   3,000         35,010
  Metris Cos., Inc......................   6,900         30,636
  National Processing, Inc.*............   7,600        178,980
  Netbank, Inc..........................   1,700         22,695
  New Century Financial Corp............   3,600        142,812
  PRG-Schultz International, Inc.*......   5,500         26,950
                                          SHARES      VALUE+

  Resource America, Inc.................   1,400   $     21,000
  Sanders Morris Harris Group, Inc......   1,500         18,600
  Sky Financial Group, Inc..............     601         15,590
  Soundview Technology Group, Inc.*.....   2,100         32,529
  South Financial Group, Inc............   4,000        111,440
  Southwest Bancorporation of
    Texas, Inc..........................   3,000        116,550
  Stifel Financial Corp.................   1,100         21,450
  Susquehanna Bancshares, Inc...........   4,400        110,044
  SWS Group, Inc........................   1,634         29,085
  UICI*.................................   5,600         74,368
  Unizan Financial Corp.................   2,600         52,650
  Westwood Holdings Group, Inc..........     258          4,590
  WFS Financial, Inc.*..................   2,400        101,904
  World Acceptance Corp.*...............   3,800         75,658
                                                   ------------
                                                      3,137,480
                                                   ------------

FOOD & BEVERAGES -- 1.3%
  American Italian Pasta Co.
    Class A*............................   2,200         92,180
  American States Water Co..............   1,950         48,750
  Chiquita Brands
    International, Inc.*................   4,300         96,879
  Corn Products International, Inc......   2,500         86,125
  Del Monte Foods Co.*..................   5,800         60,320
  Flowers Foods, Inc....................   4,550        117,390
  Green Mountian Coffee, Inc.*..........     600         13,812
  Hain Celestial Group, Inc.*...........   3,679         85,389
  Horizon Organic Holding Corp.*........     900         21,555
  Imperial Sugar Co.*...................     400          5,652
  Interstate Bakeries Corp..............   4,900         69,727
  J & J Snack Foods Corp.*..............   1,000         37,760
  John B. Sanfilippo & Son, Inc.*.......     400         20,416
  Lance, Inc............................   4,900         73,647
  Panera Bread Co. Class A*.............   2,900        114,637
  Peet's Coffee & Tea, Inc.*............   1,700         29,597
  Performance Food Group Co.*...........   2,800        101,276
  Pilgrim's Pride Corp..................   6,700        109,411
  Ralcorp Holdings, Inc.*...............   3,200        100,352
  Sanderson Farms, Inc..................   1,600         64,480
  Scheid Vineyards, Inc. Class A*.......     100            514
  Tasty Baking Co.......................     800          8,088
  The Boston Beer Co., Inc. Class A*....     900         16,326
  The Robert Mondavi Corp. Class A*.....   1,000         38,840
  Triarc Cos., Inc......................   2,000         23,640
  Triarc Cos., Inc. Class B.............   4,000         43,120
                                                   ------------
                                                      1,479,883
                                                   ------------

FOREST & PAPER PRODUCTS -- 0.4%
  Buckeye Technologies, Inc.*...........   3,900         39,195
  Caraustar Industries, Inc.............   2,800         38,640
  Chesapeake Corp.......................   2,000         52,960
  Deltic Timber Corp....................   1,400         42,560
  P.H. Glatfelter Co....................   4,500         56,025
  Pope & Talbot, Inc....................   2,800         49,308
  Schweitzer-Mauduit
    International, Inc..................   1,600         47,648
  Universal Forest Products, Inc........   2,000         64,360
  Wausau-Mosinee Paper Corp.............   6,700         90,584
                                                   ------------
                                                        481,280
                                                   ------------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
FUNERAL SERVICES -- 0.1%
COMMON STOCKS  (CONTINUED)
FUNERAL SERVICES  (CONTINUED)
  Service Corp. International*..........     800   $      4,312
  Stewart Enterprises, Inc. Class A*....  13,700         77,816
                                                   ------------
                                                         82,128
                                                   ------------

HEALTH CARE -- 0.1%
  Inveresk Research Group, Inc.*........   4,000         98,920
                                                   ------------

HEALTH CARE -- BIOTECHNOLOGY -- 3.3%
  Acacia Research-CombiMatrix*..........   1,228          4,114
  Aclara Biosciences, Inc.*.............   3,600         13,140
  Affymetrix, Inc.*.....................   3,500         86,135
  Alexion Pharmaceuticals, Inc.*........   2,200         37,444
  Antigenics, Inc.*.....................   4,700         53,204
  Applied Molecular Evolution, Inc.*....   1,200         21,360
  Arena Pharmaceuticals, Inc.*..........   3,600         22,320
  ArQule, Inc.*.........................   3,300         16,104
  AtheroGenics, Inc.*...................   4,800         71,760
  AVANT Immunotherapeutics, Inc.*.......   7,100         19,454
  Avigen, Inc.*.........................   1,600          9,408
  BioMarin Pharmaceutical, Inc.*........   6,000         46,614
  BioSource International, Inc.*........   1,500         10,155
  BioSphere Medical, Inc.*..............   2,500          9,975
  Cambrex Corp..........................   3,100         78,306
  Cell Genesys, Inc.*...................   4,300         55,642
  Ciphergen Biosystems, Inc.*...........   2,400         26,976
  Conceptus, Inc.*......................   2,300         24,426
  Cryolife, Inc.*.......................   2,300         13,294
  CUNO, Inc.*...........................   2,000         90,060
  CuraGen Corp.*........................   5,900         43,247
  Curis, Inc.*..........................   2,600         11,700
  CYTOGEN Corp.*........................     100          1,088
  Digene Corp.*.........................   2,200         88,220
  Diversa Corp.*........................   5,400         49,950
  Dyax Corp.*...........................   2,500         20,550
  Emisphere Technologies, Inc.*.........   2,500         13,700
  Encysive Pharmaceuticals, Inc.*.......   4,400         39,380
  EntreMed, Inc.*.......................   3,300         11,022
  Enzo Biochem, Inc.....................   4,150         74,326
  Enzon, Inc.*..........................   4,700         56,400
  Exact Sciences Corp.*.................   2,100         21,252
  Exelixis, Inc.*.......................   8,500         60,180
  Gene Logic, Inc.*.....................   4,300         22,317
  Genelabs Technologies, Inc.*..........   5,000         14,000
  Genencor International, Inc.*.........   7,000        110,250
  Genta, Inc.*..........................   4,700         48,927
  GenVec, Inc.*.........................   4,000         13,200
  Geron Corp.*..........................   4,700         46,859
  Guilford Pharmaceuticals, Inc.*.......   3,000         20,340
  Harvard Bioscience, Inc.*.............   3,900         34,710
  ICOS Corp.*...........................     500         20,640
  Immunomedics, Inc.*...................   5,500         25,080
  Incyte Genomics, Inc.*................   8,700         59,508
  Integra LifeSciences Holdings*........   2,900         83,027
  InterMune, Inc.*......................   3,826         88,610
  Interpore International, Inc.*........   1,500         19,500
  Introgen Therapeutics, Inc.*..........   1,400         11,844
                                          SHARES      VALUE+

  Kosan Biosciences, Inc.*..............   3,300   $     32,538
  Lexicon Genetics, Inc.*...............   6,300         37,107
  LifeCell Corp.*.......................   1,600          9,936
  Martek Biosciences Corp.*.............   1,700        110,449
  Matritech, Inc.*......................   3,100          5,859
  Maxygen, Inc.*........................   4,166         44,285
  Medarex, Inc.*........................   9,400         58,562
  Myriad Genetics, Inc.*................   3,500         45,010
  Nabi Biopharmaceuticals*..............   5,100         64,821
  Neose Technologies, Inc.*.............   1,800         16,560
  Novavax, Inc.*........................   3,300         19,800
  Nuvelo, Inc...........................   6,400         22,208
  Pharmaceutical Product
    Development, Inc.*..................   4,800        129,456
  PRAECIS Pharmaceuticals, Inc.*........   6,800         43,792
  Progenics Pharmaceuticals, Inc.*......   1,900         35,834
  Protein Design Labs, Inc.*............   9,400        168,260
  Regeneration Technologies, Inc.*......   3,700         40,552
  Regeneron Pharmaceuticals, Inc.*......   6,000         88,260
  Repligen Corp.*.......................   2,400         10,488
  Savient Pharmaceuticals, Inc.*........   5,800         26,738
  Seattle Genetics, Inc.*...............   3,100         26,598
  Sequenom, Inc.*.......................   2,500          7,950
  Serologicals Corp.*...................   2,400         44,640
  Tanox, Inc.*..........................   5,300         78,705
  Techne Corp.*.........................   1,700         64,226
  Telik, Inc.*..........................   5,100        117,351
  The Medicines Co.*....................   4,800        141,408
  Third Wave Technologies, Inc.*........   4,700         21,385
  Transkaryotic Therapies, Inc.*........   4,500         70,245
  Trimeris, Inc.*.......................   2,400         50,352
  Vical, Inc.*..........................     200            984
  Vicuron Phamaceuticals, Inc.*.........   5,900        110,035
  Virologic, Inc.*......................   4,000         15,040
  VISX, Inc.*...........................   4,800        111,120
                                                   ------------
                                                      3,690,272
                                                   ------------

HEALTH CARE -- DRUGS -- 3.5%
  aaiPharma, Inc.*......................   3,600         90,432
  Accredo Health, Inc.*.................   3,150         99,571
  Adolor Corp.*.........................   4,800         96,096
  Alkermes, Inc.*.......................   9,800        132,300
  Alpharma, Inc. Class A................   4,300         86,430
  Alteon, Inc.*.........................   4,500          7,065
  American Pharmaceutical
    Partners, Inc.*.....................   6,150        206,640
  Andrx Group*..........................   2,800         67,312
  Aphton Corp.*.........................   1,500          9,000
  ARIAD Pharmaceuticals, Inc.*..........   5,500         40,975
  Array BioPharma, Inc.*................   3,000         17,070
  Atrix Laboratories, Inc.*.............   2,900         69,716
  Bradley Pharmaceuticals, Inc.
    Class A*............................     700         17,801
  Cell Therapeutics, Inc.*..............   3,600         31,320
  Cellegy Pharmaceuticals, Inc.*........   2,200          6,842
  CIMA Labs, Inc.*......................   1,700         55,454
  CollaGenex Pharmaceuticals, Inc.*.....   1,500         16,815
  Connetics Corp.*......................   4,400         79,904
  Corixa Corp.*.........................   4,901         29,602
  Cubist Pharmaceuticals, Inc.*.........   5,000         60,800

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- DRUGS  (CONTINUED)
  CV Therapeutics, Inc.*................   3,000   $     43,980
  D & K Healthcare Resources, Inc.......   1,200         16,272
  Dendreon Corp.*.......................   3,500         28,210
  DOV Pharmaceutical, Inc.*.............     600          8,082
  Durect Corp.*.........................   3,500          9,030
  First Horizon Pharmaceutical Corp.*...   4,600         51,520
  Hi-Tech Pharmacal Co., Inc.*..........     600         14,100
  ILEX Oncology, Inc.*..................   4,200         89,250
  ImmunoGen, Inc.*......................   5,000         25,250
  Impax Laboratories, Inc.*.............   6,900         99,291
  Indevus Pharmaceuticals, Inc.*........   4,100         24,149
  Isis Pharmaceuticals, Inc.*...........   6,700         43,550
  K-V Pharmaceutical Co. Class A*.......   4,200        107,100
  Kos Pharmaceuticals, Inc.*............   3,000        129,120
  Lannett Co., Inc.*....................   2,050         34,461
  Ligand Pharmaceuticals, Inc.
    Class B*............................   9,700        142,493
  Maxim Pharmaceuticals, Inc.*..........   3,300         29,370
  Medicis Pharmaceutical Corp.
    Class A.............................     800         57,040
  NeoPharm, Inc.........................   2,249         41,202
  Neurocrine Biosciences, Inc.*.........   1,500         81,810
  Neurogen Corp.*.......................   3,000         25,233
  NPS Pharmaceuticals, Inc.*............   4,100        126,034
  Omega Protein Corp....................     900          6,948
  Onyx Pharmaceuticals, Inc.*...........   3,500         98,805
  OSI Pharmaceuticals, Inc.*............   4,300        138,503
  Pain Therapeutics, Inc.*..............   2,400         16,680
  Penwest Pharmaceuticals Co.*..........   1,400         24,192
  Pharmaceutical Resources, Inc.*.......   1,500         97,725
  Pharmacopeia, Inc.*...................   3,600         51,156
  Pharmacyclics, Inc.*..................   1,100          8,140
  POZEN, Inc.*..........................   2,800         28,560
  Priority Healthcare Corp. Class B*....   4,400        106,084
  SciClone Pharmaceuticals, Inc.*.......   5,500         37,290
  Sepracor, Inc.*.......................   8,400        201,012
  Star Scientific, Inc.*................   1,500          2,760
  Super-Gen, Inc.*......................   4,200         46,200
  The Quigley Corp.*....................   2,100         22,344
  Tularik, Inc.*........................   7,800        125,970
  United Therapeutics Corp.*............   2,800         64,260
  Valeant Pharmaceuticals
    International.......................   7,500        188,625
  VaxGen, Inc.*.........................   1,600         12,672
  Vertex Pharmaceuticals, Inc.*.........   9,358         95,732
  ViroPharma, Inc.*.....................   2,400          6,672
  VIVUS, Inc.*..........................   3,200         12,128
  Zymogenetics, Inc.*...................   6,200         96,100
                                                   ------------
                                                      3,936,250
                                                   ------------

HEALTH CARE -- PRODUCTS -- 4.5%
  1-800 CONTACTS, Inc.*.................   1,300         27,300
  Abaxis, Inc.*.........................   2,800         50,736
  Abgenix, Inc.*........................   8,800        109,648
  ABIOMED, Inc.*........................   2,700         18,657
  Advanced Medical Optics, Inc.*........   3,500         68,775
  Aksys Ltd.*...........................   3,300         29,139
  ALARIS Medical, Inc.*.................   7,900        120,159
  Align Technology, Inc.*...............   7,000        115,640
                                          SHARES      VALUE+

  American Medical Systems
    Holdings, Inc.*.....................   4,400   $     95,920
  Arrow International, Inc..............   4,800        119,904
  ArthroCare Corp.*.....................   2,300         56,350
  Aspect Medical Systems, Inc.*.........   3,200         36,512
  AVI BioPharma, Inc.*..................   1,800          7,326
  Bentley Pharmaceuticals, Inc.*........   1,300         17,290
  BioLase Technology, Inc.*.............   2,600         43,160
  Biosite Diagnostics, Inc.*............   1,500         43,425
  Bone Care International, Inc.*........   1,700         21,658
  Candela Corp.*........................     700         12,726
  Cantel Medical Corp.*.................     900         14,571
  Cardiac Science, Inc.*................   8,900         35,511
  CardioDynamics International Corp.*...   3,900         23,283
  Cerus Corp.*..........................   1,700          7,718
  Cholestech Corp.*.....................   1,700         12,971
  Closure Medical Corp.*................   1,800         61,074
  Columbia Laboratories, Inc.*..........   4,300         27,090
  CONMED, Corp.*........................   3,350         79,730
  Cooper Cos., Inc......................   5,600        263,928
  Cyberonics, Inc.*.....................   3,100         99,231
  Cytyc Corp.*..........................   3,700         50,912
  Datascope Corp........................   1,900         68,115
  DepoMed, Inc.*........................   3,200         22,688
  Diagnostic Products Corp..............   2,900        133,139
  DJ Orthopedics, Inc.*.................   3,800        101,840
  Encore Medical Corp.*.................   2,200         17,930
  Endocare, Inc.*.......................   2,000          8,020
  EPIX Medical, Inc.*...................   2,200         35,816
  Esperion Therapeutics, Inc.*..........   4,100        141,901
  Haemonetics Corp.*....................   2,700         64,503
  Hanger Orthopedic Group, Inc.*........   2,100         32,697
  Hollis-Eden Pharmaceuticals, Inc.*....   1,500         16,515
  I-STAT Corp.*.........................   2,200         33,660
  ICU Medical, Inc.*....................   1,450         49,706
  Illumina, Inc.*.......................   3,300         23,265
  Immucor, Inc.*........................   3,275         66,777
  IMPAC Medical Systems, Inc.*..........     700         17,892
  Inspire Pharmaceuticals, Inc.*........   4,300         60,888
  Invacare Corp.........................   2,900        117,073
  Kensey Nash Corp.*....................   1,300         30,225
  La Jolla Pharmaceutical Co.*..........   1,500          6,435
  Landauer, Inc.........................     800         32,624
  Laserscope*...........................   1,600         24,944
  Luminex Corp.*........................   2,600         24,388
  Matrixx Initiatives, Inc.*............   1,400         24,835
  Medical Action Industries, Inc.*......     900         16,839
  MedSource Technologies, Inc.*.........   1,800          8,100
  Mentor Corp...........................   5,600        134,736
  Meridian Bioscience, Inc..............   2,000         20,860
  Merit Medical Systems, Inc.*..........   4,444         98,924
  MGI Pharma, Inc.*.....................   3,500        144,025
  Microtek Medical Holdings, Inc.*......   4,200         21,000
  Nastech Pharmaceutical Co., Inc.*.....     900          8,640
  NeighborCare, Inc.*...................   4,300         84,925
  Nektar Therapeutics*..................   6,600         89,826
  North American Scientific, Inc.*......     900          9,450
  Noven Pharmaceuticals, Inc.*..........   2,900         44,109

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE -- PRODUCTS  (CONTINUED)
  Nutraceutical International Corp.*....   1,300   $     14,326
  Ocular Sciences, Inc.*................   2,578         74,014
  OraSure Technologies, Inc.*...........   4,500         35,820
  OrthoLogic Corp.*.....................   3,000         18,390
  Osteotech, Inc.*......................   1,400         12,320
  Perrigo Co............................   7,700        121,044
  PolyMedica Corp.......................   3,000         78,930
  Possis Medical, Inc.*.................   2,000         39,500
  PSS World Medical, Inc.*..............   7,800         94,146
  Quidel Corp.*.........................   3,900         42,198
  ResMed, Inc.*.........................   2,600        108,004
  Respironics, Inc.*....................   3,000        135,270
  Sola International, Inc.*.............   3,700         69,560
  Sonic Innovations, Inc.*..............   2,200         14,190
  STAAR Surgical Co.*...................   1,900         21,394
  Synovis Life Technologies, Inc.*......   1,300         26,442
  Theragenics Corp.*....................   1,800          9,846
  Therasense, Inc.*.....................   4,400         89,320
  Thoratec Corp.*.......................   7,302         94,999
  TriPath Imaging, Inc.*................   3,400         26,520
  USANA Health Sciences, Inc.*..........   2,900         88,740
  Ventana Medical Systems, Inc.*........   2,000         78,800
  Vital Signs, Inc......................   1,400         45,780
  West Pharmaceutical Services, Inc.....   2,000         67,800
  Wright Medical Group, Inc.*...........   4,300        130,892
  Zila, Inc.*...........................   2,600         10,634
  Zoll Medical Corp.*...................     900         31,932
                                                   ------------
                                                      5,088,465
                                                   ------------

HEALTH CARE -- SERVICES -- 2.8%
  Albany Molecular Research, Inc.*......   3,200         48,064
  Alliance Imaging, Inc.*...............   5,000         18,500
  Allscripts Heathcare
    Solutions, Inc.*....................   2,700         14,364
  America Service Group, Inc.*..........     600         18,545
  American Healthways, Inc.*............   3,800         90,706
  American Medical Security
    Group, Inc.*........................   1,200         26,904
  Amerigroup Corp.*.....................   3,100        132,215
  AmSurg Corp.*.........................   2,900        109,881
  Angelica Corp.........................     800         17,600
  Beverly Enterprises, Inc.*............  13,400        115,106
  Bio-Reference Laboratories, Inc.*.....     800         10,480
  BioReliance Corp.*....................     900         43,038
  Celera Genomics Group -- Applera
    Corp.*..............................     501          6,969
  Centene Corp.*........................   2,250         63,023
  Cerner Corp.*.........................   3,200        121,120
  CHRONIMED, Inc.*......................   1,500         12,720
  Covance, Inc.*........................   3,300         88,440
  Curative Health Services, Inc.*.......   1,300         17,940
  Discovery Partners International*.....   5,000         30,750
  Dynacq Healthcare, Inc.*..............   1,300          9,984
  Genesis HealthCare Corp.*.............   1,200         27,336
  Hooper Holmes, Inc....................   5,900         36,462
  IDX Systems Corp.*....................   3,500         93,870
  IGEN International, Inc.*.............   1,800        106,038
  IMPATH, Inc.*,(a).....................   1,700          6,630
                                          SHARES      VALUE+

  InterDent, Inc.*,(a)..................      50   $          0
  Kendle International, Inc.*...........   2,300         14,582
  Kindred Healthcare, Inc.*.............   2,100        109,158
  LabOne, Inc.*.........................   1,300         42,211
  LCA-Vision, Inc.*.....................   2,000         42,340
  Matria Healthcare, Inc.*..............   1,000         21,130
  MedCath Corp.*........................   1,000         10,460
  Medical Staffing Network
    Holdings, Inc.*.....................   3,300         36,135
  MedQuist, Inc.*.......................   4,100         65,846
  MIM Corp.*............................   2,600         18,278
  NDCHealth Corp........................   4,500        115,290
  Odyssey Healthcare, Inc.*.............   4,650        136,059
  Option Care, Inc.*....................   2,350         25,098
  Orthodontic Centers of
    America, Inc.*......................   5,600         45,080
  PAREXEL International Corp.*..........   3,100         50,406
  Pediatrix Medical Group, Inc.*........   2,300        126,707
  Prime Medical Services, Inc.*.........   1,600          7,504
  Province Healthcare Co.*..............   5,850         93,600
  Psychiatric Solutions, Inc.*..........     900         18,810
  Quality Systems, Inc.*................     400         17,836
  RehabCare Group, Inc.*................   1,400         29,764
  Res-Care, Inc.*.......................   2,400         19,440
  Select Medical Corp...................   9,200        149,776
  SFBC International, Inc.*.............     800         21,248
  Sierra Health Services, Inc.*.........   3,300         90,585
  Specialty Laboratories, Inc.*.........   2,600         43,654
  STERIS Corp.*.........................   1,300         29,380
  Sunrise Assisted Living, Inc.*........   2,500         96,850
  The TriZetto Group, Inc.*.............   5,100         32,895
  U.S. Physical Therapy, Inc.*..........   1,800         28,314
  United Surgical Partners
    International, Inc.*................   3,300        110,484
  US Oncology, Inc.*....................   9,600        103,296
  VCA Antech, Inc.*.....................   3,700        114,626
  VitalWorks, Inc.*.....................   4,300         19,006
                                                   ------------
                                                      3,152,533
                                                   ------------

HOUSEHOLD PRODUCTS -- 0.3%
  American Woodmark Corp................   1,000         55,050
  Applica, Inc..........................   2,800         21,280
  Bassett Furniture Industries, Inc.....   1,500         24,750
  Church & Dwight Co., Inc..............   1,600         63,360
  Craftmade International, Inc..........     200          5,248
  Enesco Group, Inc.*...................   1,500         15,480
  Kimball International, Inc.
    Class B.............................   2,500         38,875
  Libbey, Inc...........................   1,600         45,568
  Lifetime Hoan Corp....................   1,000         16,900
  Oneida Ltd............................   1,500          8,835
  Quaker Fabric Corp....................   2,400         22,800
  Restoration Hardware, Inc.*...........   3,000         14,250
  Salton, Inc.*.........................   1,900         24,795
                                                   ------------
                                                        357,191
                                                   ------------

INSTRUMENTS -- SCIENTIFIC -- 0.4%
  Advanced Neuromodulation
    Systems, Inc.*......................   2,300        105,754
  Bruker BioSciences Corp.*.............  10,300         46,865
  Cepheid, Inc.*........................   5,900         56,522

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
INSTRUMENTS -- SCIENTIFIC  (CONTINUED)
  Endocardial Solutions, Inc.*..........   1,800   $     12,960
  FEI Co.*..............................   1,400         31,500
  Kyphon, Inc.*.........................   4,300        106,769
  Microvision, Inc.*....................   1,800         13,716
  SurModics, Inc.*......................   1,900         45,410
  X-Rite, Inc...........................   1,300         14,716
                                                   ------------
                                                        434,212
                                                   ------------

INSURANCE -- 2.0%
  Alfa Corp.............................   8,000        102,880
  Allmerica Financial Corp.*............   5,000        153,850
  American Physicians Capital, Inc.*....     700         12,880
  AmerUs Group Co.......................   1,600         55,952
  Argonaut Group, Inc...................   2,600         40,404
  Ceres Group, Inc.*....................   2,400         14,016
  Citizens, Inc. Class A................   4,248         40,058
  CNA Surety Corp.......................   4,400         41,844
  Crawford & Co. Class A................     800          5,672
  Crawford & Co. Class B................   1,300          9,178
  Delphi Financial Group, Inc.
    Class A.............................   2,550         91,800
  FBL Financial Group, Inc. Class A.....   1,000         25,800
  Financial Industries Corp.............     900         12,690
  FPIC Insurance Group, Inc.*...........   1,400         35,126
  Harleysville Group, Inc...............   3,600         71,604
  HCC Insurance Holdings, Inc...........   1,000         31,800
  HealthExtras, Inc.*...................   4,400         58,960
  Hilb, Rogal & Hamilton Co.............   4,300        137,901
  Horace Mann Educators Corp............   4,300         60,071
  LandAmerica Financial Group, Inc......   1,900         99,294
  Ohio Casualty Corp.*..................   6,100        105,896
  Penn-America Group, Inc...............   1,400         18,578
  Philadelphia Consolidated Holding
    Corp.*..............................   2,200        107,426
  PMA Capital Corp. Class A.............   2,700         13,824
  Presidential Life Corp................   3,200         42,112
  ProAssurance Corp.*...................   2,900         93,235
  Reinsurance Group of America, Inc.....     500         19,325
  RLI Corp..............................   2,500         93,650
  RTW, Inc.*............................     250          1,610
  Selective Insurance Group, Inc........   3,300        106,788
  State Auto Financial Corp.............   4,300        100,577
  Stewart Information Services Corp.....   2,000         81,100
  The Commerce Group, Inc...............   1,300         51,350
  The Phoenix Companies, Inc............   9,400        113,176
  Triad Guaranty, Inc.*.................   1,700         85,595
  Universal American Financial Corp.*...   6,400         63,424
  Vesta Insurance Group, Inc............   4,700         18,095
  Zenith National Insurance Corp........     500         16,275
                                                   ------------
                                                      2,233,816
                                                   ------------

INTERNET SERVICES -- 2.7%
  1-800-FLOWERS.COM, Inc. Class A*......   3,300         36,498
  Akamai Technologies, Inc.*............   8,900         95,675
  Alloy Online, Inc.*...................   4,300         22,403
  Answerthink, Inc.*....................   4,100         22,755
  Ask Jeeves, Inc.*.....................   6,000        108,720
  Autobytel, Inc.*......................   3,400         30,872
                                          SHARES      VALUE+

  Blue Coat Systems, Inc.*..............     700   $     15,617
  BroadVision, Inc.*....................   1,400          5,964
  CACI International, Inc. Class A*.....   2,200        106,964
  CNET Networks, Inc.*..................  16,200        110,484
  Corillian Corp.*......................   2,200         13,882
  CyberSource Corp.*....................   2,600         13,416
  Digital River, Inc.*..................   3,400         75,140
  DigitalThink, Inc.*...................   2,200          6,182
  DoubleClick, Inc.*....................   8,200         83,804
  Drugstore.com, Inc.*..................   9,600         52,896
  E. piphany, Inc.*.....................   8,100         58,401
  Earthlink, Inc.*......................   9,000         90,000
  eCollege.Com*.........................   2,200         40,612
  Entrust Technologies, Inc.*...........   6,300         25,704
  ePresence, Inc.*......................   3,500         13,125
  F5 Networks, Inc.*....................   3,900         97,890
  FindWhat.com*.........................   2,400         45,000
  FreeMarkets, Inc.*....................   7,200         48,168
  FTD, Inc. Class A*....................   1,400         34,496
  GRIC Communications, Inc.*............   1,800          9,720
  GSI Commerce, Inc.*...................   3,500         34,164
  Harris Interactive, Inc.*.............   6,700         55,610
  iGATE Capital Corp.*..................   5,100         40,035
  Interland, Inc.*......................     500          3,265
  j2 Global Communications, Inc.*.......   2,800         69,356
  LookSmart Ltd.*.......................  12,100         18,755
  MarketWatch.com, Inc.*................   1,942         16,719
  Neoforma, Inc.*.......................   2,100         22,344
  Net2Phone, Inc.*......................   4,800         32,640
  Netflix, Inc.*........................   2,400        131,256
  NetRatings, Inc.*.....................   3,000         34,290
  Network Engines, Inc..................   3,400         14,824
  NIC, Inc.*............................   5,800         46,574
  Overstock.com, Inc.*..................   2,000         39,720
  PC-Tel, Inc.*.........................   1,300         13,793
  Priceline.com, Inc.*..................   3,900         69,810
  Quovadx, Inc.*........................   2,000          9,800
  Real Networks, Inc.*..................  16,300         93,073
  Register.com, Inc.*...................   4,400         23,100
  Retek, Inc.*..........................   5,400         50,112
  RSA Security, Inc.*...................   7,700        109,340
  S1 Corp.*.............................   8,400         67,620
  SafeNet, Inc.*........................   1,300         40,001
  SeeBeyond Technology Corp.*...........   9,900         42,471
  Selectica, Inc.*......................   3,600         15,408
  SonicWALL, Inc.*......................   8,700         67,860
  Stamps.com, Inc.*.....................   7,300         45,260
  Stellent, Inc.*.......................   1,600         15,744
  TheStreet.com, Inc.*..................   2,300          9,476
  Tumbleweed Communications Corp.*......   3,800         31,844
  United Online, Inc.*..................   6,750        113,332
  ValueClick, Inc.*.....................  10,000         90,800
  Vignette Corp.*.......................   9,000         20,430
  WatchGuard Technologies, Inc.*........   3,900         22,698
  WebEx Communications, Inc.*...........   5,300        106,530
  webMethods, Inc.*.....................   6,200         56,730

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
INTERNET SERVICES  (CONTINUED)
  Websense, Inc.*.......................   2,300   $     67,252
  ZixIt Corp.*..........................   2,200         19,118
                                                   ------------
                                                      3,025,542
                                                   ------------

LEISURE -- 2.0%
  Alliance Gaming Corp.*................   4,900        120,785
  Ambassadors Group, Inc................   1,000         23,490
  AMC Entertainment, Inc.*..............   4,400         66,924
  Ameristar Casinos, Inc.*..............   3,000         73,410
  Argosy Gaming Co.*....................   4,100        106,559
  Atari, Inc.*..........................  15,400         64,680
  Aztar Corp.*..........................   3,500         78,750
  Bally Total Fitness Holding Corp.*....   2,600         18,200
  Bluegreen Corp.*......................   4,100         25,584
  Boca Resorts, Inc. Class A*...........   4,300         64,328
  Boyd Gaming Corp.*....................   7,000        112,980
  Choice Hotels International, Inc.*....   4,100        144,525
  Churchill Downs, Inc..................   1,000         36,201
  Dover Downs Gaming &
    Entertainment, Inc..................     700          6,622
  Extended Stay America, Inc............   2,800         40,544
  Gaylord Entertainment Co.*............   3,622        108,117
  Isle of Capri Casinos, Inc.*..........   3,300         70,851
  K2, Inc.*.............................   3,200         48,672
  Magna Entertainment Corp. Class A*....   2,000         10,140
  MTR Gaming Group, Inc.*...............   2,500         25,750
  Multimedia Games, Inc.*...............   1,450         59,595
  Nevada Gold & Casinos, Inc.*..........   2,000         24,100
  Penn National Gaming, Inc.*...........   4,700        108,476
  Pinnacle Entertainment, Inc.*.........   3,100         28,892
  Prime Hospitality Corp.*..............   4,700         47,940
  Scientific Games Corp. Class A*.......   7,000        119,070
  Shuffle Master, Inc.*.................   2,050         70,971
  Six Flags, Inc.*......................  11,100         83,472
  Speedway Motorsports, Inc.............   3,400         98,328
  Station Casinos, Inc..................   4,600        140,898
  The Marcus Corp.......................   2,200         36,080
  Topps Co., Inc........................   4,500         46,170
  Vail Resorts, Inc.*...................   3,100         52,700
  WMS Industries, Inc.*.................   3,200         83,840
                                                   ------------
                                                      2,247,644
                                                   ------------

MACHINERY -- 2.1%
  A.O. Smith Corp.......................   2,200         77,110
  Alamo Group, Inc......................   1,000         15,260
  Albany International Corp. Class A....   2,500         84,750
  Applied Industrial
    Technologies, Inc...................   1,900         45,334
  Astec Industries, Inc.*...............   2,400         29,448
  Baldor Electric Co....................   3,700         84,545
  BEI Technologies, Inc.................   1,500         30,000
  CARBO Ceramics, Inc...................   1,700         87,125
  Cascade Corp..........................   1,100         24,530
  Dril-Quip, Inc.*......................   1,400         22,820
  Flowserve Corp.*......................   3,900         81,432
  FSI International, Inc.*..............   3,500         25,830
  Gardner Denver, Inc.*.................   1,400         33,418
                                          SHARES      VALUE+

  Gehl Co.*.............................     800   $     11,360
  Gerber Scientific, Inc.*..............   2,900         23,084
  Global Power Equipment
    Group, Inc.*........................   4,500         30,060
  Graco, Inc............................   1,850         74,185
  Gulf Islands Fabrication, Inc.*.......     700         11,921
  IDEX Corp.............................   2,600        108,134
  JLG Industries, Inc...................   5,200         79,196
  Joy Global, Inc.......................   5,900        154,285
  Kadant, Inc.*.........................   1,800         38,970
  Kennametal, Inc.......................   1,200         47,700
  Kulicke and Soffa
    Industries, Inc.*...................   6,000         86,280
  Lindsay Manufacturing Co..............   1,200         30,300
  Lone Star Technologies, Inc.*.........   3,100         49,538
  Lufkin Industries, Inc................     700         20,153
  Milacron, Inc.........................   3,500         14,595
  National-Oilwell, Inc.*...............     541         12,097
  Powell Industries, Inc.*..............   1,200         22,980
  Presstek, Inc.*.......................   4,000         29,080
  Regal-Beloit Corp.....................   3,000         66,000
  Robbins & Myers, Inc..................   1,700         32,283
  Sauer, Inc............................   2,700         43,740
  Semitool, Inc.*.......................   2,800         30,019
  Stewart & Stevenson Services, Inc.....   3,700         51,985
  SureBeam Corp. Class A*...............   5,000          1,200
  Tecumseh Products Co. Class A.........   1,700         82,331
  Tennant Co............................     800         34,640
  Terex Corp.*..........................   4,400        125,312
  The Manitowoc Co., Inc................   3,200         99,840
  The Middleby Corp.....................   1,000         40,470
  Thomas Industries, Inc................   1,800         62,388
  Universal Compression
    Holdings, Inc.*.....................   3,700         96,792
  Woodward Governor Co..................   1,400         79,562
                                                   ------------
                                                      2,332,082
                                                   ------------

MANUFACTURING -- 1.7%
  Applied Films Corp.*..................   1,500         49,530
  AptarGroup, Inc.......................   1,800         70,200
  Briggs & Stratton Corp................   2,600        175,240
  CLARCOR, Inc..........................   3,000        132,300
  Cognex Corp...........................   5,300        149,672
  Encore Wire Corp.*....................   1,200         21,252
  Fedders Corp..........................   4,200         30,240
  Hologic, Inc.*........................   1,900         32,927
  Huffy Corp.*..........................   1,700          8,925
  Jacuzzi Brands, Inc.*.................   9,000         63,810
  JAKKS Pacific, Inc.*..................   3,000         39,480
  Lennox International, Inc.............   5,800         96,860
  Mykrolis Corp.*.......................   5,200         83,616
  Nordson Corp..........................   4,000        138,120
  Polaris Industries, Inc...............     500         44,290
  Quanex Corp...........................   1,800         82,980
  Quixote Corp..........................     900         21,969
  Rayovac Corp.*........................   3,500         73,325
  SonoSite, Inc.*.......................   2,000         42,880
  Sybron Dental Specialties, Inc.*......   4,200        118,020
  The Brink's Co........................   6,000        135,660
  TTM Technologies, Inc.*...............   4,800         81,024

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
MANUFACTURING  (CONTINUED)
  Varco International, Inc.*............   1,000   $     20,630
  Varian, Inc.*.........................   3,700        154,401
  Wabtec Corp...........................   5,200         88,608
                                                   ------------
                                                      1,955,959
                                                   ------------

METALS & MINING -- 1.1%
  AMCOL International Corp..............   2,800         56,840
  Arch Coal, Inc........................   1,900         59,223
  Brush Engineered Materials, Inc.*.....   2,200         33,682
  Century Aluminum Co...................   2,100         39,921
  CIRCOR International, Inc.............   1,300         31,330
  Cleveland-Cliffs, Inc.*...............   1,100         56,045
  Coeur d'Alene Mines Corp.*............  24,100        139,298
  Commercial Metals Co..................   3,300        100,320
  Commonwealth Industries, Inc..........   2,100         21,084
  Generale Cable Corp...................   3,300         26,895
  Hecla Mining Co.*.....................  13,200        109,428
  Intermet Corp.........................   2,300         12,489
  Kaydon Corp...........................   3,000         77,520
  Massey Energy Co......................   6,400        133,120
  MSC Industrial Direct Co., Inc.
    Class A.............................   2,000         55,000
  Mueller Industries, Inc.*.............   2,200         75,592
  Precision Castparts Corp..............     923         41,909
  Royal Gold, Inc.......................   2,100         43,953
  RTI International Metals, Inc.*.......   2,100         35,427
  Stillwater Mining Co.*................   4,300         41,151
  USEC, Inc.............................   9,400         78,960
                                                   ------------
                                                      1,269,187
                                                   ------------

MULTIMEDIA -- 0.6%
  Emmis Communications Corp. Class A*..    3,200         86,560
  LodgeNet Entertainment Corp.*.........   1,500         27,420
  Macrovision Corp.*....................   5,400        121,986
  Martha Stewart Living Omnimedia, Inc.
    Class A*............................   1,900         18,715
  Media General, Inc. Class A...........     400         26,040
  Pegasus Communications Corp.*.........     500         14,040
  The Liberty Corp......................   1,900         85,861
  XM Satellite Radio Holdings, Inc.
    Class A*............................  10,900        287,324
  Young Broadcasting, Inc. Class A*.....   1,600         32,064
                                                   ------------
                                                        700,010
                                                   ------------

OFFICE EQUIPMENT -- 0.1%
  Global Imaging Systems, Inc.*.........   2,500         79,375
  IKON Office Solutions, Inc............   6,800         80,648
                                                   ------------
                                                        160,023
                                                   ------------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Ennis Business Forms, Inc.............   1,600         24,480
  Interface, Inc........................   6,000         33,180
  New England Business Service, Inc.....   1,600         47,200
  Standard Register Co..................   2,800         47,124
                                                   ------------
                                                        151,984
                                                   ------------

OIL & GAS -- 4.0%
  AGL Resources, Inc....................   1,100   $     32,010
                                          SHARES      VALUE+

  Aquila, Inc...........................  20,300         68,817
  Atmos Energy Corp.....................   3,300         80,190
  ATP Oil & Gas Corp.*..................   2,800         17,584
  Atwood Oceanics, Inc.*................   1,400         44,716
  Berry Petroleum Co. Class A...........   3,000         60,750
  Brigham Exploration Co.*..............   1,100          8,832
  Cabot Oil & Gas Corp. Class A.........   3,200         93,920
  Cal Dive International, Inc.*.........   4,100         98,851
  Callon Petroleum Co.*.................     800          8,296
  Carrizo Oil & Gas, Inc.*..............   2,000         14,402
  Chesapeake Energy Corp................   2,000         27,160
  Cimarex Energy Co.*...................   1,200         32,028
  Clayton Williams Energy, Inc.*........     900         26,163
  Comstock Resources, Inc.*.............   3,500         67,550
  Denbury Resources, Inc.*..............   5,900         82,069
  Encore Aquisition Co.*................   3,900         96,135
  Energen Corp..........................   2,400         98,472
  Energy Partners Ltd.*.................   3,000         41,700
  EnergySouth, Inc......................     400         14,000
  Evergreen Resources, Inc.*............   3,900        126,789
  Forest Oil Corp.*.....................   2,450         69,996
  Frontier Oil Corp.....................   2,600         44,772
  Giant Industries, Inc.*...............   1,100         13,178
  Grey Wolf, Inc.*......................  19,200         71,808
  Hanover Compressor Co.*...............   9,900        110,385
  Harvest Natural Resources, Inc.*......   4,600         45,770
  Helmerich & Payne, Inc................   4,000        111,720
  Holly Corp............................   1,600         44,000
  Horizon Offshore, Inc.*...............   1,900          8,360
  Houston Exploration Co.*..............   2,200         80,344
  Hydril Co.*...........................   2,200         52,646
  KCS Energy, Inc.*.....................   5,200         54,860
  Key Energy Services, Inc.*............   7,100         73,201
  Magnum Hunter Resources, Inc.*........   7,500         71,325
  Matrix Service Co.*...................   1,400         25,410
  McMoRan Exploration Co................   2,100         39,375
  NATCO Group, Inc. Class A*............   2,200         16,698
  New Jersey Resources Corp.............   3,250        125,157
  Newpark Resources, Inc.*..............   6,800         32,572
  North Coast Energy, Inc.*.............     200          2,138
  Nuevo Energy Co.*.....................   2,500         60,425
  Oceaneering International, Inc.*......   2,800         78,400
  Oil States International, Inc.*.......   5,300         73,882
  ONEOK, Inc............................   3,000         66,240
  Parallel Petroleum Corp.*.............   2,800         12,180
  Parker Drilling Co.*..................  11,200         28,560
  Patina Oil & Gas Corp.................   2,656        130,117
  Penn Virginia Corp....................   1,000         55,650
  Petroleum Development Corp.*..........   1,800         42,660
  Piedmont Natural Gas Co., Inc.........   1,300         56,498
  Plains Exploration & Production
    Co.*................................   3,345         51,480
  Plains Resources, Inc.................   3,400         54,570
  Prima Energy Corp.*...................   1,450         50,982
  Range Resources Corp.*................   6,700         63,315
  Remington Oil & Gas Corp.*............   3,100         61,039

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  SEACOR SMIT, Inc.*....................   2,300   $     96,669
  SEMCO Energy, Inc.....................   2,800         13,720
  Southern Union Co.....................   4,572         84,125
  Southwestern Energy Co.*..............   2,600         62,140
  Spinnaker Exploration Co.*............   3,200        103,264
  St. Mary Land & Exploration Co........   3,200         91,200
  Stone Energy Corp.*...................   2,637        111,941
  Superior Energy Services, Inc.*.......   8,900         83,660
  Swift Energy Co.*.....................   2,700         45,495
  Tesoro Petroleum Corp.*...............   7,100        103,447
  The Meridian Resource Corp.*..........   6,000         35,640
  Tom Brown, Inc.*......................   2,800         90,300
  TransMontaigne, Inc.*.................   2,500         16,125
  Trico Marine Services, Inc............   3,100          5,549
  UGI Corp..............................   2,400         81,360
  Unit Corp.*...........................   4,800        113,040
  Vintage Petroleum, Inc................   7,700         92,631
  W-H Energy Services, Inc.*............   3,000         48,600
  Western Gas Resources, Inc............   1,300         61,425
  Westport Resources Corp.*.............     536         16,005
                                                   ------------
                                                      4,476,483
                                                   ------------

PAPER & RELATED PRODUCTS -- 0.3%
  American Greetings Corp. Class A*.....   3,600         78,732
  Louisiana-Pacific Corp.*..............   8,400        150,192
  Potlatch Corp.........................   3,500        121,695
                                                   ------------
                                                        350,619
                                                   ------------

PERSONAL CARE -- 0.2%
  Chattem, Inc.*........................   2,300         41,170
  Elizabeth Arden, Inc.*................   2,400         47,808
  Nature's Sunshine Products, Inc.......   1,700         14,365
  Nu Skin Enterprises, Inc. Class A.....   8,400        143,556
                                                   ------------
                                                        246,899
                                                   ------------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*.................   2,700         24,975
  Lexar Media, Inc.*....................   7,800        135,954
                                                   ------------
                                                        160,929
                                                   ------------

PUBLISHING -- 0.6%
  Cadmus Communications Corp............   1,000         13,000
  Hollinger International, Inc.
    Class A.............................   8,700        135,894
  Information Holdings, Inc.*...........   2,400         53,040
  Journal Register Co.*.................   5,000        103,500
  Playboy Enterprises, Inc. Class B*....   2,500         40,400
  PRIMEDIA, Inc.*.......................  31,200         88,296
  ProQuest Co.*.........................   3,400        100,130
  Pulitzer, Inc.........................     700         37,800
  Scholastic Corp.*.....................   2,600         88,504
                                                   ------------
                                                        660,564
                                                   ------------
REAL ESTATE -- 0.3%
  Avatar Holdings, Inc.*................     500         18,470
  Corrections Corp. of America*.........   3,900        112,437
  Jones Lang LaSalle, Inc.*.............   4,100         84,993
                                          SHARES      VALUE+

  LNR Property Corp.....................   2,000   $     99,020
  Trammell Crow Co.*....................   4,300         56,975
                                                   ------------
                                                        371,895
                                                   ------------

REAL ESTATE INVESTMENT TRUSTS -- 0.0%
  American Home Mortgage Investment
    Corp................................   1,900         42,769
                                                   ------------

RESTAURANTS -- 1.4%
  AFC Enterprises, Inc.*................   2,800         54,600
  Applebee's International, Inc.........   1,650         64,795
  Bob Evans Farms, Inc..................   3,500        113,610
  Buca, Inc.*...........................   1,500         10,215
  California Pizza Kitchen, Inc.*.......   2,600         52,338
  CBRL Group, Inc.......................   1,200         45,912
  CEC Entertainment, Inc.*..............   2,900        137,431
  Checkers Drive-In
    Restaurants, Inc.*..................   1,000         10,410
  Chicago Pizza & Brewery, Inc.*........   2,300         34,316
  CKE Restaurants, Inc.*................   7,400         47,286
  Dave & Buster's, Inc.*................   1,400         17,752
  IHOP Corp.............................   2,700        103,896
  Jack in the Box, Inc.*................   4,200         89,712
  Landry's Seafood Restaurants, Inc.....   3,300         84,876
  Lone Star Steakhouse &
    Saloon, Inc.........................   2,200         50,996
  O' Charley's, Inc.*...................   1,900         34,105
  P.F. Chang's China Bistro, Inc.*......   2,500        127,200
  Papa John's International, Inc.*......   2,100         70,098
  RARE Hospitality
    International, Inc.*................   3,709         90,648
  Ruby Tuesday, Inc.....................   1,200         34,188
  Ryan's Family Steak Houses, Inc.*.....   5,500         83,270
  Sonic Corp.*..........................   3,900        119,418
  The Steak n Shake Co.*................   2,900         51,765
                                                   ------------
                                                      1,528,837
                                                   ------------

RETAIL -- FOOD -- 0.4%
  Ingles Markets, Inc...................   1,100         11,297
  Pathmark Stores, Inc.*................   2,400         18,240
  Ruddick Corp..........................   4,500         80,550
  The Great Atlantic & Pacific Tea
    Co., Inc.*..........................   3,100         26,040
  The J.M. Smucker Co...................   1,890         85,598
  Weis Markets, Inc.....................   2,400         87,120
  Wild Oats Markets, Inc.*..............   3,900         50,427
  Winn-Dixie Stores, Inc................   4,100         40,795
                                                   ------------
                                                        400,067
                                                   ------------

RETAIL -- GENERAL -- 0.6%
  7-Eleven, Inc.*.......................   8,400        134,820
  Bebe stores, Inc.*....................   2,800         72,772
  Casey's General Stores, Inc...........   5,274         93,139
  Duane Reade, Inc.*....................   2,400         40,608
  Electronics Boutique Holdings
    Corp.*..............................   3,600         82,404
  Fred's, Inc...........................   4,687        145,203
  Longs Drug Stores Corp................   4,000         98,960
  ShopKo Stores, Inc.*..................   3,500         53,375
                                                   ------------
                                                        721,281
                                                   ------------

RETAIL -- SPECIALTY -- 4.6%
  A.C. Moore Arts & Crafts, Inc.*.......   3,000         57,780

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL -- SPECIALTY  (CONTINUED)
  Action Performance Cos., Inc..........   2,000   $     39,200
  Aeropostale, Inc.*....................   4,900        134,358
  America's Car-Mart, Inc.*.............     700         18,844
  American Eagle Outfitters, Inc.*......   2,800         45,920
  AnnTaylor Stores Corp.*...............   2,850        111,150
  barnesandnoble.com, Inc...............   1,200          3,540
  Blair Corp............................   1,000         24,340
  Blue Rhino Corp.*.....................   2,500         34,725
  Brookstone, Inc.*.....................   1,200         25,572
  Burlington Coat Factory Warehouse
    Corp................................   4,100         86,756
  Callaway Golf Co......................   8,300        139,855
  Casual Male Retail Group, Inc.*.......   4,100         28,454
  Charlotte Russe Holding, Inc.*........   2,600         36,036
  Children's Place Retail
    Stores, Inc.*.......................   2,900         77,517
  Christopher & Banks Corp..............   5,437        106,185
  Claire's Stores, Inc..................   6,600        124,344
  Coldwater Creek, Inc.*................   2,475         27,225
  Copart, Inc.*.........................   8,050        132,825
  Cost Plus, Inc.*......................   2,797        114,677
  Deb Shops, Inc........................   1,900         40,850
  First Cash Financial
    Services, Inc.*.....................   1,300         33,333
  Footstar, Inc.*.......................   1,400          5,390
  Friedman's, Inc. Class A..............   1,600         10,736
  Galyan's Trading Co.*.................   1,900         22,876
  GameStop Corp.*.......................   2,500         38,525
  Genesco, Inc.*........................   3,000         45,390
  Goody's Family Clothing, Inc..........   3,300         30,888
  Group 1 Automotive, Inc.*.............   2,500         90,475
  GTSI Corp.*...........................   2,500         34,628
  Guitar Center, Inc.*..................   4,400        143,352
  Hancock Fabrics, Inc..................   1,700         24,616
  Hibbett Sporting Goods, Inc.*.........   1,800         53,640
  Hollywood Entertainment Corp.*........   7,900        108,625
  Hot Topic, Inc.*......................   5,175        152,455
  J. Jill Group, Inc.*..................   1,950         24,785
  Jos. A. Bank Clothiers, Inc.*.........     600         20,814
  K-Swiss, Inc. Class A.................   2,800         67,368
  Kenneth Cole Productions, Inc.
    Class A.............................   1,700         49,980
  La-Z-Boy, Inc.........................   4,300         90,214
  Linens 'n Things, Inc.*...............   3,100         93,248
  MarineMax, Inc.*......................   1,800         34,974
  Mothers Work, Inc.*...................     400          9,760
  Movado Group, Inc.....................   1,000         28,230
  Movie Gallery, Inc.*..................   3,600         67,248
  NBTY, Inc.*...........................   2,100         56,406
  Pacific Sunwear of
    California, Inc.*...................   6,675        140,976
  Party City Corp.*.....................     900         11,421
  Payless ShoeSource, Inc.*.............   8,200        109,880
  PC Connection, Inc.*..................   2,000         16,740
  Pep Boys -- Manny, Moe & Jack.........   5,400        123,498
  Pier 1 Imports, Inc...................   1,900         41,534
  RC2 Corp.*............................   2,400         49,800
  Regis Corp............................   3,900        154,128
  Retail Ventures, Inc.*................   2,400         11,400
  Rex Stores Corp.*.....................   1,575         22,302
  Select Comfort Corp.*.................   4,000   $     99,040
                                          SHARES      VALUE+

  Sharper Image Corp.*..................   2,400         78,360
  Shoe Carnival, Inc.*..................   1,200         21,360
  Sonic Automotive, Inc. Class A........   4,000         91,680
  Sotheby's Holdings, Inc. Class A*.....   4,500         61,470
  Stein Mart, Inc.*.....................   4,100         33,784
  Summit America Television, Inc.*......   4,200         16,464
  Systemax, Inc.*.......................   4,400         29,304
  TBC Corp.*............................   2,800         72,268
  The Bombay Co., Inc.*.................   3,600         29,304
  The Boyds Collection Ltd.*............   7,400         31,450
  The Buckle, Inc.......................   1,700         37,655
  The Cato Corp. Class A................   2,300         47,150
  The Dress Barn, Inc.*.................   3,200         47,968
  The Gymboree Corp.*...................   2,900         49,967
  The Men's Wearhouse, Inc.*............   3,700         92,537
  The Nautilus Group, Inc...............   4,600         64,630
  The Sports Authority, Inc.*...........   2,921        112,166
  Too, Inc.*............................   4,100         69,208
  Tractor Supply Co.*...................   3,600        140,004
  Transport World Entertainment
    Corp.*..............................   4,100         29,192
  Tuesday Morning Corp.*................   4,800        145,200
  Tweeter Home Entertainment
    Group, Inc.*........................   1,900         17,955
  Urban Outfitters, Inc.*...............   4,600        170,430
  West Marine, Inc.*....................   2,400         66,744
  Wet Seal, Inc.*.......................   2,475         24,478
  Whitehall Jewellers, Inc.*............   1,700         16,779
  Wilsons The Leather Experts, Inc.*....   1,900          6,631
                                                   ------------
                                                      5,132,966
                                                   ------------

STEEL -- 0.9%
  AK Steel Holding Corp.*...............  13,000         66,300
  Allegheny Technologies, Inc...........   9,700        128,234
  Carpenter Technology Corp.............   2,900         85,753
  Material Sciences Corp................     900          9,099
  Maverick Tube Corp.*..................   5,000         96,250
  NS Group, Inc.*.......................   1,300         12,610
  Oregon Steel Mills, Inc.*.............   2,400         13,944
  Reliance Steel & Aluminum Co..........   3,500        116,235
  Ryerson Tull, Inc.....................   2,200         25,190
  Schnitzer Steel Industries, Inc.
    Class A.............................   1,300         78,650
  Steel Dynamics, Inc.*.................   4,800        112,752
  Steel Technologies, Inc...............   1,900         33,611
  The Timken Co.........................   2,400         48,144
  Valmont Industries, Inc...............   2,900         67,135
  Worthington Industries, Inc...........   6,000        108,180
                                                   ------------
                                                      1,002,087
                                                   ------------

TELECOMMUNICATIONS -- 2.5%
  American Tower Corp. Class A*.........   5,000         54,100
  Anaren Microwave, Inc.*...............   2,900         40,948
  APAC Telecommunications Corp.*........   6,900         17,940
  Boston Communications Group, Inc.*....   2,100         19,509
  C-Cor.net Corp.*......................   3,700         41,181
  Carrier Access Corp.*.................   2,500         31,300
  CellStar Corp.*.......................   2,400         30,312
  Centennial Communications Corp.
    Class A*............................   9,500         49,970

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Cincinnati Bell, Inc.*................  24,400   $    123,220
  CommScope, Inc.*......................   7,100        115,943
  Comtech Telecommunications Corp.*.....   1,650         47,635
  Crown Castle International Corp.*.....  17,500        193,025
  CT Communications, Inc................   1,900         25,650
  EMS Technologies, Inc.*...............   1,300         26,702
  General Communication, Inc.
    Class A*............................   6,700         58,290
  Glenayre Technologies, Inc.*..........   5,000         13,450
  Harmonic, Inc.*.......................   7,300         52,925
  Hickory Tech Corp.....................     700          8,015
  IDT Corp.*............................   2,500         55,375
  IDT Corp. Class B*....................   1,600         37,008
  Inet Technologies, Inc.*..............   5,600         67,200
  Infonet Services Corp. Class B*.......   5,000          8,500
  Infospace, Inc.*......................   4,100         94,505
  InterDigital Communications Corp.*....   6,800        140,352
  Intrado, Inc.*........................   1,600         35,120
  Lightbridge, Inc.*....................   3,100         28,210
  Metro One
    Telecommunications, Inc.*...........   4,100         10,660
  MRV Communications, Inc.*.............  10,900         40,984
  Nextel Partners, Inc. Class A*........  10,000        134,500
  NMS Communications Corp.*.............   2,900         18,096
  Plantronics, Inc.*....................   5,000        163,250
  Powerwave Technologies, Inc.*.........   7,600         58,140
  Price Communications Corp.*...........   6,500         89,245
  PTEK Holdings, Inc.*..................   6,500         57,265
  RCN Corp.*............................   5,000          4,000
  RF Micro Devices, Inc.*...............   5,000         50,250
  Spherix, Inc.*........................   1,400          8,750
  SR Telecom, Inc.*.....................     255          1,607
  SureWest Communications...............   1,808         73,079
  Sycamore Networks, Inc.*..............  24,500        128,380
  SymmetriCom, Inc.*....................   4,184         30,460
  Talk America Holdings, Inc.*..........   3,066         35,320
  Time Warner Telecom, Inc. Class A*....   5,400         54,702
  Tollgrade Communications, Inc.*.......   1,200         21,036
  Triton PCS Holdings, Inc. Class A*....   5,000         27,900
  Turnstone Systems, Inc................   8,600            989
  US LEC Corp. Class A*.................   1,600         12,608
  Westell Technologies, Inc.
    Class A*............................   4,600         29,026
  Western Wireless Corp. Class A*.......   9,800        179,928
  Wireless Facilities, Inc.*............   8,100        120,366
                                                   ------------
                                                      2,766,926
                                                   ------------

TEXTILE & APPAREL -- 1.2%
  Ashworth, Inc.*.......................   2,000         16,140
  Brown Shoe Co., Inc...................   2,200         83,446
  Charming Shoppes, Inc.*...............  13,600         73,440
  Cherokee, Inc.........................     700         15,918
  Columbia Sportswear Co.*..............     750         40,875
  Culp, Inc.*...........................   1,500         16,350
  DHB Industries, Inc.*.................   4,000         28,000
  G & K Services, Inc. Class A..........   2,100         77,175
  Guess?, Inc.*.........................   4,800         57,936
  Haggar Corp...........................     800         15,608
  Kellwood Co...........................   2,900   $    118,900
                                          SHARES      VALUE+

  Oakley, Inc...........................   8,200        113,488
  Oshkosh B' Gosh, Inc. Class A.........   1,400         30,044
  Perry Ellis International, Inc.*......     800         20,624
  Phillips-Van Heusen Corp..............   3,600         63,864
  Quiksilver, Inc.*.....................   6,700        118,791
  Reebok International Ltd..............   1,100         43,252
  Russell Corp..........................   3,500         61,460
  Skechers U.S.A., Inc. Class A*........   1,900         15,485
  Steven Madden Ltd.*...................   1,400         28,560
  Stride Rite Corp......................   5,100         58,038
  The Dixie Group, Inc.*................     100            768
  The Finish Line, Inc. Class A*........   2,300         68,931
  Unifi, Inc.*..........................   4,300         27,735
  Vans, Inc.*...........................   1,800         20,538
  Wolverine World Wide, Inc.............   4,800         97,824
                                                   ------------
                                                      1,313,190
                                                   ------------

TIRES & RUBBER -- 0.1%
  Cooper Tire & Rubber Co...............   1,800         38,484
  Goodyear Tire & Rubber Co.............  12,100         95,106
                                                   ------------
                                                        133,590
                                                   ------------

TOBACCO -- 0.1%
  DIMON, Inc............................   4,300         29,025
  Standard Commercial Corp..............   1,500         30,105
                                                   ------------
                                                         59,130
                                                   ------------

TOOLS -- HAND HELD -- 0.1%
  Toro Co...............................   2,900        134,560
                                                   ------------

TRANSPORTATION -- 1.9%
  ABX Air, Inc.*........................   4,300         18,490
  Alexander & Baldwin, Inc..............   2,500         84,225
  Arkansas Best Corp....................   3,100         97,309
  Celadon Group, Inc.*..................   1,200         17,040
  Covenant Transport, Inc. Class A*.....   1,300         24,713
  EGL, Inc.*............................   5,700        100,092
  Forward Air Corp.*....................   2,800         77,000
  GATX Corp.............................   3,400         95,132
  Genesee & Wyoming, Inc. Class A*......   1,700         53,550
  Heartland Express, Inc................   5,462        132,126
  Interpool, Inc........................   2,700         39,150
  J.B. Hunt Transport
    Services, Inc.*.....................   7,000        189,070
  Kansas City Southern
    Industries, Inc.*...................   6,115         87,567
  Kirby Corp.*..........................   2,900        101,152
  Knight Transportation, Inc.*..........   4,500        115,425
  Landstar Systems, Inc.*...............   3,400        129,336
  Maritrans, Inc........................   1,100         18,381
  Offshore Logistics, Inc.*.............   2,600         63,752
  Old Dominion Freight Line, Inc.*......   1,790         61,003
  Overseas Shipholding Group, Inc.......   3,800        129,390
  P.A.M. Transportation
    Services, Inc.*.....................   1,100         23,463
  RailAmerica, Inc.*....................   3,900         46,020
  Ryder System, Inc.....................     600         20,490
  SCS Transportation, Inc.*.............   1,200         21,096
  Swift Transportation Co., Inc.*.......     680         14,293
  USA Truck, Inc.*......................   1,000          9,889

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                          SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TRANSPORTATION  (CONTINUED)
  USF Corp..............................   2,700   $     92,313
  Werner Enterprises, Inc...............   2,375         46,289
  Yellow Roadway Corp.*.................   5,393        195,047
                                                   ------------
                                                      2,102,803
                                                   ------------
UTILITIES -- 2.0%
  Allegheny Energy, Inc.................   5,000         63,800
  Avista Corp...........................   6,300        114,156
  Black Hills Corp......................   3,900        116,337
  California Water Service Group........   2,000         54,800
  Cascade Natural Gas Corp..............   1,200         25,308
  Central Vermont Public Service
    Corp................................   1,500         35,250
  CH Energy Group, Inc..................   1,900         89,110
  Chesapeake Utilities Corp.............     600         15,630
  Cleco Corp............................   6,200        111,476
  CMS Energy Corp.......................   8,600         73,272
  Dynegy, Inc. Class A..................   5,000         21,400
  El Paso Electric Co.*.................   7,400         98,790
  Empire District Electric Co...........   2,500         54,825
  FuelCell Energy, Inc.*................   5,500         71,500
  Green Mountain Power Corp.............     800         18,880
  IDACORP, Inc..........................   3,400        101,728
  Ionics, Inc.*.........................   2,100         66,885
  MGE Energy, Inc.......................   2,300         72,473
  Middlesex Water Co....................     999         20,280
  Northwest Natural Gas Co..............   3,500        107,625
  NUI Corp..............................   2,900         46,748
  Otter Tail Power Co...................   3,114         83,237
  Peoples Energy Corp...................     700         29,428
  PNM Resources, Inc....................   4,100        115,210
  Reliant Resources, Inc.*..............   5,000         36,800
  Sierra Pacific Resources..............  14,100        103,494
  Southwest Gas Corp....................   4,700        105,515
  Southwest Water Co....................   1,377         22,101
  The Laclede Group, Inc................   2,300         65,665
  UIL Holdings Corp.....................   1,900         85,690
  Unisource Energy Corp.................   5,000        123,300
  Unitil Corp...........................     500         12,900
  WGL Holdings, Inc.....................   1,000         27,790
  WPS Resources Corp....................   1,200         55,476
                                                   ------------
                                                      2,246,879
                                                   ------------

WASTE MANAGEMENT -- 0.3%
  Casella Waste Systems, Inc.
    Class A*............................   2,000         27,380
  Clean Harbors, Inc.*..................   1,200         10,692
  Darling International, Inc.*..........   6,200         17,112
                                          SHARES      VALUE+

  IMCO Recycling, Inc.*.................   1,700   $     16,813
  Stericycle, Inc.*.....................   3,200        149,440
  Waste Connections, Inc.*..............   3,100        117,087
                                                   ------------
                                                        338,524
                                                   ------------
  TOTAL COMMON STOCKS
    (Identified Cost $82,204,293).......            111,128,292
                                                   ------------

RIGHTS -- 0.0%

MANUFACTURING -- 0.0%
  Fedders Corp.*........................   4,200            252
                                                   ------------
  TOTAL RIGHTS
    (Identified Cost $0)................                    252
                                                   ------------

WARRANTS -- 0.0%

OIL & GAS -- 0.0%
  Magnum Hunter Resources, Inc. expires
    03/21/05*...........................     580            319
                                                   ------------
  TOTAL WARRANTS
    (Identified Cost $586)..............                    319
                                                   ------------

SHORT-TERM INVESTMENTS -- 1.2%

OTHER -- 1.2%
  SSgA Government Money Market Fund.....  752,000       752,000
  SSgA Money Market Fund................  621,000       621,000
                                                   ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,373,000)........              1,373,000
                                                   ------------



TOTAL INVESTMENTS -- 99.9%
  (IDENTIFIED COST $83,577,879)#..................   112,501,862
  Cash and Other Assets, Less Liabilities --
    0.1%..........................................       115,203
                                                    ------------
NET ASSETS -- 100%................................  $112,617,065
                                                    ============

  +  See Note 1.
  *  Non-income producing security
(a)  Bankrupt security/delisted.
  # At December 31, 2003, the aggregate cost of investment securities for income tax purposes was $83,577,879. Net unrealized appreciation aggregated $28,923,983 of which $33,164,797 related to appreciated investment securities and $4,240,814 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited)

                                           SHARES       VALUE+

COMMON STOCKS -- 97.5%
AUSTRALIA -- 5.0%
  Amcor Ltd.............................    71,320   $    443,565
  AMP Ltd.*.............................   233,316        880,135
  Ansell Ltd............................    31,286        151,941
  APN News & Media Ltd..................    31,736         95,582
  AWB Ltd...............................    45,307        152,488
  AXA Asia Pacific Holdings Ltd.........   309,600        666,704
  BHP Steel Ltd.........................   134,200        565,857
  Boral Ltd.............................    96,400        368,729
  Brambles Industries Ltd...............    97,659        388,251
  Caltex Australia Ltd..................    60,104        209,080
  Commonwealth Bank of Australia........    23,494        520,965
  CSR Ltd...............................   159,935        222,783
  Insurance Australia Group Ltd.........    95,401        305,287
  Lend Lease Corp. Ltd..................    73,629        557,162
  Lion Nathan Ltd.......................    90,200        410,213
  Mayne Nickless Ltd....................   121,759        298,872
  Mirvac Group..........................   124,952        406,437
  National Australia Bank Ltd...........    10,187        229,733
  OneSteel Ltd..........................    29,200         44,412
  Orica Ltd.............................    33,866        355,975
  Origin Energy Ltd.....................    75,087        268,550
  PaperlinX Ltd.........................    75,203        281,988
  Qantas Airways Ltd....................   331,390        820,921
  QBE Insurance Group Ltd...............    13,500        107,747
  Rinker Group Ltd......................   104,850        517,102
  Rio Tinto Ltd.........................     6,450        180,663
  Santos Ltd............................   103,982        537,875
  Seven Network Ltd.....................    42,091        194,275
  Southcorp Ltd.........................   125,821        255,790
  St. George Bank Ltd...................    10,859        159,438
  Wesfarmers Ltd........................     2,761         55,070
  WMC Resources Ltd.*...................   200,955        851,870
                                                     ------------
                                                       11,505,460
                                                     ------------

AUSTRIA -- 0.2%
  Flughafen Wien AG.....................       630         29,528
  OMV AG................................       648         96,406
  Telekom Austria AG*...................     9,800        121,006
  Voest-Alpine Stahl AG.................     4,712        191,761
                                                     ------------
                                                          438,701
                                                     ------------

BELGIUM -- 1.0%
  Algemene Maatschappij voor
    Nijverheidskredit NV (Almanij)......     9,700        492,283
  Banque Nationale de Belgique (BNB)....        60        227,585
  Bekaert NV............................     3,700        235,422
  Delhaize Group........................     1,500         77,071
  Fortis................................    22,000        441,839
  Solvay SA.............................     4,700        407,121
  Tessenderlo Chemie NV.................     2,800         98,604
  Umicore...............................       210             48
  Union Miniere SA......................     4,410        309,213
                                                     ------------
                                                        2,289,186
                                                     ------------
                                           SHARES       VALUE+

CANADA -- 0.0%
  Alcan, Inc............................     1,469   $     68,853
                                                     ------------

DENMARK -- 0.7%
  Carlsberg A/S.........................     3,680        169,361
  Codan A/S*............................     2,570         91,317
  Danisco A/S...........................     3,030        134,577
  Danske Bank...........................    30,003        703,092
  Jyske Bank A/S*.......................     2,720        143,589
  TDC A/S...............................    12,980        467,791
                                                     ------------
                                                        1,709,727
                                                     ------------

FINLAND -- 1.7%
  Fortum Corp...........................   114,157      1,176,547
  Huhtamaki Van Leer Oyj, Series 1......    11,200        131,942
  Kemira Oyj............................    24,100        279,356
  Kesko Oyj.............................    19,100        334,023
  Metra Oyj, Class B....................     4,200         80,435
  Metsa-Serla Oyj, Series B.............    32,800        290,524
  Metso Oyj.............................    22,890        279,174
  Outokumpu Oyj.........................    29,400        398,948
  Rautaruukki Oyj*......................     8,300         61,072
  Stora Enso Oyj........................    31,500        423,873
  UPM-Kymmene Oyj.......................    18,700        356,244
                                                     ------------
                                                        3,812,138
                                                     ------------

FRANCE -- 9.4%
  Accor SA..............................     9,300        420,660
  Air France............................    11,600        177,577
  Alstom*...............................    15,400         24,254
  Assurances Generales de France........    10,600        575,087
  Axa...................................   104,000      2,223,661
  BNP Paribas SA........................    42,000      2,641,663
  Bongrain SA...........................       600         32,635
  Cap Gemini SA*........................     7,100        314,976
  Ciments Francais......................     1,880        131,463
  Compagnie de Saint-Gobain.............    20,500      1,002,423
  Compagnie Generele des Etablissements
    Michelin, Class B...................     8,100        371,280
  Credit Agricole SA....................    73,976      1,764,391
  Credit Industriel et Commercial.......       500         85,677
  Eiffage SA............................       722         85,601
  Euler Hermes SA.......................     1,400         67,206
  Faurecia..............................     1,100         68,701
  Financiere Marc de Lacharriere SA.....     1,967         72,070
  France Telecom SA*....................     8,300        236,969
  Galeries Lafayette SA.................       700        108,305
  Gecina................................       800        117,528
  Havas SA..............................    15,200         87,521
  Imerys................................       600        126,171
  Lafarge SA............................    10,067        895,485
  Lagardere S.C.A.......................     6,500        374,842
  Pinault-Printemps-Redoute SA..........     5,100        492,534
  PSA Peugoet Citroen...................    15,200        773,710
  Rallye SA.............................     1,100         60,566
  Remy Cointreau SA.....................     2,228         72,986
  Renault SA............................    16,800      1,157,844

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
FRANCE  (CONTINUED)
  Rexel SA..............................     2,713   $    119,297
  Rue Imperiale de Lyon.................       390         78,130
  Schneider Electric SA.................    11,290        738,269
  SCOR*.................................    45,000         74,274
  SEB SA................................       500         62,368
  Societe BIC SA........................     1,000         46,165
  Societe Generale......................    20,200      1,781,570
  Suez SA...............................    59,250      1,189,207
  Technip-Coflexip SA...................     1,300        140,535
  Thomson...............................    16,458        349,821
  Valeo SA..............................     4,800        192,016
  Vivendi Environnement.................    17,000        456,228
  Vivendi Universal SA*.................    63,200      1,534,448
                                                     ------------
                                                       21,326,114
                                                     ------------

GERMANY -- 6.8%
  Aareal Bank AG........................     1,400         43,745
  Allianz AG............................     3,813        480,803
  AMB Generali Holding AG...............     2,200        168,753
  BASF AG...............................    15,750        884,655
  Bayer AG..............................    29,900        874,756
  Bayerische Hypo-und Vereinsbank AG*...    27,800        642,388
  Bilfinger Berger AG...................     1,500         51,028
  Celanese AG...........................     2,700        110,561
  Commerzbank AG........................    27,100        530,949
  Continental AG........................     2,000         75,773
  DaimlerChrysler AG....................    53,200      2,480,086
  Deutsche Bank AG......................    26,700      2,210,192
  Deutsche Lufthansa AG.................    16,000        267,109
  Deutsche Telekom AG*..................    50,300        919,579
  Fraport AG*...........................     3,000         86,181
  Hannover Rueckversicherungs-AG........     2,700         94,300
  Heidelberg Zement*....................     5,177        218,578
  Heidelberger Druckmaschinen AG........     3,600        139,477
  Hochtief AG...........................     3,500        101,602
  Hypo Real Estate Holding AG*..........     6,500        162,074
  Infineon Technologies AG..............    11,500        159,674
  KarstadtQuelle AG.....................     2,700         66,677
  Linde AG..............................     6,000        322,799
  MAN AG................................     5,050        153,024
  Merck KGaA............................     3,200        133,172
  MG Technologies AG....................     7,300        102,094
  Muenchener Rueckversicherungs-
    Gesellschaft AG.....................     4,700        569,200
  Preussag AG...........................     9,250        192,650
  T-Online International AG*............     9,700        125,882
  Thyssen Krupp AG......................    25,700        507,406
  Veba AG...............................    24,300      1,584,113
  Vereins-und Westbank AG...............       750         22,207
  Volkswagen AG.........................    16,650        926,186
                                                     ------------
                                                       15,407,673
                                                     ------------

GREECE -- 0.4%
  Agricultural Bank of Greece*..........     8,900         81,410
                                           SHARES       VALUE+

  Alpha Bank A.E........................     5,700   $    172,074
  Bank of Greece........................     1,300        162,975
  Commercial Bank of Greece.............     9,400        235,450
  Hellenic Petroleum SA.................    18,800        164,862
  Intracom SA...........................    14,200         96,255
                                                     ------------
                                                          913,026
                                                     ------------

HONG KONG -- 1.6%
  Cheung Kong (Holdings) Ltd............    64,000        506,972
  Cheung Kong Infrastructure Holdings
    Ltd.................................    87,000        193,302
  China Overseas Land & Investment
    Ltd.................................   140,000         25,606
  China Travel International Investment
    Hong Kong Ltd.......................   110,000         20,828
  Citic Pacific Ltd.....................    32,000         80,992
  Great Eagle Holdings Ltd..............    22,168         26,554
  Hang Lung Development Co., Ltd........    55,000         68,717
  Henderson Land Development Co.,
    Ltd.................................   123,000        543,410
  Hopewell Holdings Ltd.................    22,000         33,579
  Hutchison Whampoa Ltd.................    98,000        719,498
  Hysan Development Co., Ltd............    46,298         71,560
  i-CABLE Communications Ltd............    20,300          5,203
  Kerry Properties Ltd..................    42,609         55,705
  New Asia Realty & Trust Co. Ltd.......    50,000         20,126
  New World Development Co., Ltd........   158,470        127,572
  Shanghai Industrial Holdings Ltd......    46,000        104,576
  Shangri-La Asia Ltd...................   170,091        157,740
  Sino Land Co., Ltd....................   322,681        183,914
  Tsim Sha Tsui Properties Ltd.*........    58,253         63,777
  Wharf (Holdings) Ltd..................   203,000        562,164
  Wheelock and Co., Ltd.................   142,000        171,927
                                                     ------------
                                                        3,743,722
                                                     ------------

IRELAND -- 0.7%
  Allied Irish Banks Plc................    12,102        192,886
  Bank of Ireland.......................     9,034        122,930
  CRH Plc...............................    31,909        653,311
  Elan Corp. Plc*.......................    13,022         88,434
  Elan Corp. Plc*.......................    45,553        313,374
  Irish Life & Permanent Plc............    18,301        295,147
                                                     ------------
                                                        1,666,082
                                                     ------------

ITALY -- 3.6%
  Alitalia SpA*.........................   720,000        238,131
  Banca Antonveneta SpA.................    14,000        260,180
  Banca Monte dei Paschi di Siena SpA...   148,375        468,298
  Banca Nazionale del Lavoro SpA*.......   211,000        503,785
  Banca Popolare di Lodi................    15,250        171,775
  Banca Popolare di Lodi Srcl*..........     7,500         84,480
  Banca Popolare di Milano..............    71,760        469,249
  Buzzi Unicem SpA......................    13,000        153,147
  C.I.R.-Compagnie Industriali Riunite
    SpA.................................    55,000        102,560
  Caltagirone Editore SpA...............    20,702        179,194
  Capitalia SpA*........................   270,000        789,233
  Compagnia Assicuratrice Unipol SpA....    31,000        130,065
  e.Biscom SpA*.........................     2,000        122,442
  Edison SpA*...........................    73,000        135,205

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
ITALY  (CONTINUED)
  ERG SpA...............................     9,000   $     48,760
  Fiat SpA*.............................    92,800        710,894
  Ifil (Finanziiaria di partecipazioni)
    SpA*................................   173,000        573,265
  Italcementi SpA.......................    19,180        239,000
  Italmobiliare SpA.....................     4,000        184,709
  Milano Assicurazioni..................    33,000        125,982
  Parmalat Finanziaria SpA..............    66,600          9,230
  Pirelli & Co. SpA.....................   106,664        108,454
  SAI SpA...............................    23,500        484,104
  Societa' Cattolica di Assicurazioni
    SpA.................................     3,300        121,326
  Telecom Italia SpA*...................   496,309      1,469,513
  Tiscali SpA*..........................    35,000        244,304
                                                     ------------
                                                        8,127,285
                                                     ------------

JAPAN -- 21.6%
  Aichi Steel Corp......................    15,000         62,305
  Aisin Seiki Co., Ltd..................    24,200        377,903
  Amada Co., Ltd........................    34,000        177,085
  Anritsu Corp.*........................    10,000         66,738
  Aomori Bank Ltd.......................     6,000         24,250
  Aoyama Trading Co., Ltd...............     4,500         89,047
  Asahi Breweries Ltd...................    45,000        410,370
  Asahi Kasei Corp......................   112,000        608,429
  Asahi National Broadcasting Co.,
    Ltd.................................        35         53,251
  ASATSU-DK, Inc........................     2,300         59,252
  Ashikaga Financial Group, Inc.*.......     8,000            224
  Autobacs Seven Co., Ltd...............     2,400         55,220
  Awa Bank Ltd..........................    20,000        126,756
  Bank of Kyoto Ltd.....................    27,000        152,219
  Bank of Nagoya Ltd....................    18,000         97,783
  Benesse Corp..........................     7,100        173,300
  Canon Sales Co., Inc..................     8,000         69,818
  Casio Computer Co., Ltd...............    16,000        169,356
  Chiba Bank Ltd........................    71,000        290,932
  Chudenko Corp.........................     5,700         79,061
  Chugoku Bank Ltd......................    20,000        194,708
  Citizen Watch Co......................    18,000        165,492
  Coca-Cola West Japan Co., Ltd.........     6,700        131,330
  COMSYS Holdings Corp.*................     9,000         57,628
  Cosmo Oil Co., Ltd....................    56,000        112,904
  Dai Nippon Printing Co., Ltd..........    44,000        618,099
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................    63,000        250,506
  Daicel Chemical Industries Ltd........    30,000        123,769
  Daido Steel Co., Ltd..................    35,000         59,458
  Daihatsu Motor Co., Ltd...............    33,000        149,083
  Dainippon Ink and Chemicals, Inc......    64,000        121,865
  Dainippon Pharmaceutical Co., Ltd.....    14,000         96,047
  Daishi Bank Ltd.......................    29,000        119,914
  Daiwa House Industry Co., Ltd.........    46,000        489,476
  Denso Corp............................    30,300        596,752
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................    33,000        153,395
  Ebara Corp............................    20,000         86,993
  Ezaki Glico Co., Ltd..................     9,000         59,308
                                           SHARES       VALUE+

  Fuji Electric Co., Ltd................    60,000   $    131,610
  Fuji Heavy Industries Ltd.............    65,000        315,490
  Fuji Photo Film.......................    41,000      1,324,124
  Fujikura Ltd..........................    37,000        218,267
  Fujitsu Ltd.*.........................   156,000        920,260
  Fukuyama Transporting Co., Ltd........    18,000         66,869
  Futaba Industrial Co., Ltd............     4,000         54,436
  Futuba Corp...........................     1,000         21,842
  General Sekiyu K.K....................     2,000         16,559
  Glory Ltd.............................     3,000        110,608
  Gunma Bank Ltd........................    43,000        192,253
  GUNZE Ltd.............................    20,000         90,540
  Hachijuni Bank Ltd....................    45,000        238,998
  Hankyu Corp.*.........................    59,000        178,429
  Hankyu Department Stores, Inc.........     4,000         26,807
  Hanshin Electric Railway Co., Ltd.....    22,000         63,453
  Heiwa Corp............................     9,300        134,984
  Higo Bank Ltd.........................    19,000        125,561
  Hino Motors Ltd.......................     8,000         57,050
  Hiroshima Bank Ltd....................    40,000        153,078
  Hitachi Cable Ltd.....................    31,000        116,321
  Hitachi Ltd...........................   205,000      1,236,104
  Hitachi Maxell Ltd....................     8,000        112,606
  Hitachi Metals Ltd....................    28,000        101,666
  Hokkoku Bank Ltd......................    27,000        150,959
  Hokuetsu Paper Mills, Ltd.............    13,000         73,655
  Hokugin Financial Group, Inc.*........    79,000        106,921
  House Foods Corp......................     8,000         90,577
  Hyakugo Bank Ltd......................    23,000        108,844
  Hyakujushi Bank Ltd...................    21,000        157,400
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................   109,000        155,663
  Itochu Corp...........................    71,000        234,601
  Iyo Bank Ltd..........................    27,000        199,599
  Japan Airport Terminal Co., Ltd.......     2,000         14,710
  JFE Holdings, Inc.....................    32,000        873,664
  Joyo Bank Ltd.........................    72,000        235,217
  Juroku Bank Ltd.......................    28,000        133,028
  Kagoshima Bank Co., Ltd...............    17,000         96,318
  Kamigumi Co., Ltd.....................    21,000        148,579
  Kandenko Co., Ltd.....................     5,000         18,108
  Kansai Paint Co., Inc.................    12,000         57,796
  Katokichi Co., Ltd....................     4,500         73,631
  Kawasaki Heavy Industries Ltd.........   122,000        150,315
  Kikkoman Corp.........................    16,000        113,800
  Kinden Corp...........................    23,000        108,415
  Kirin Brewery Co., Ltd................    77,000        656,910
  Kissei Pharmaceutical Co., Ltd........     4,000         73,888
  Kobe Steel Ltd.*......................   249,000        311,439
  Koito Manufacturing Co., Ltd..........    10,000         60,671
  Kokusai Securities Co., Ltd...........    22,000        239,642
  Kokuyo Co., Ltd.......................    11,000        119,615
  Komatsu Ltd...........................    67,000        425,258
  Komori Corp...........................     6,000         88,879
  Koyo Seiko Co., Ltd...................    10,000        102,768
  Kubota Corp...........................    73,000        301,171

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Kuraray Co., Ltd......................    32,000   $    270,014
  Kuraya Sanseido, Inc..................    11,900        116,406
  Kyorin Pharmaceutical Co., Ltd........     7,000         78,732
  Kyowa Hakko Kogyo Co., Ltd............    13,000         82,755
  Lion Corp.............................    11,000         58,730
  Makita Corp...........................    11,000        110,169
  Marubeni Corp.........................   132,000        252,579
  Marui Co., Ltd........................    30,000        378,028
  Maruichi Steel Tube Ltd...............     8,000         97,746
  Matsushita Electric Industrial Co.,
    Ltd.................................   151,000      2,088,785
  Matsushita Electric Works Ltd.........    59,000        530,331
  Meiji Seika Kaisha Ltd................    32,000        129,033
  Michinoku Bank Ltd....................    13,000         79,843
  Millea Holdings, Inc..................       105      1,372,101
  Mitsubishi Gas Chemical Co., Inc......    39,000        132,870
  Mitsubishi Heavy Industries Ltd.......   300,000        834,461
  Mitsubishi Logistics Corp.............    14,000        116,433
  Mitsubishi Material Corp.*............    89,000        137,070
  Mitsubishi Motor Corp.*...............   124,000        253,475
  Mitsubishi Rayon Co., Ltd.............     9,000         33,770
  Mitsubishi Tokyo Financial
    Group, Inc..........................       279      2,177,104
  Mitsui Chemicals, Inc.................    46,000        268,353
  Mitsui Engineering & Shipbuilding Co.,
    Ltd.................................    73,000        120,605
  Mitsui Trust Holdings, Inc.*..........    50,000        279,554
  Mitsumi Electric Co., Ltd.............     5,800         63,882
  Mizuho Asset Trust & Banking Co.,
    Ltd.*...............................   192,000        333,336
  Mori Seiki Co., Ltd...................     3,000         20,582
  Musashino Bank Ltd....................       600         23,522
  Nagase & Co., Ltd.....................    11,000         72,796
  National House Industrial Co., Ltd....    10,000         52,831
  NGK Insulators, Ltd...................    28,000        209,082
  NGK Spark Plug Co., Ltd...............    19,000        154,114
  NHK Spring Co., Ltd...................     5,000         23,288
  Nichicon Corp.........................     5,400         54,990
  Nichirei Corp.........................    26,000         84,212
  Nihon Unisys Ltd......................     7,100         60,042
  Nikko Cordial Corp....................    86,000        479,227
  Nippon Broadcasting System, Inc.......     2,700        125,757
  Nippon Electric Glass Co., Ltd........     9,000        175,153
  Nippon Kayaku Co., Ltd................    14,000         69,389
  Nippon Meat Packers, Inc..............    17,000        166,295
  Nippon Mining Holdings, Inc...........    66,500        232,146
  Nippon Mitsubishi Oil Corp............   134,000        682,914
  Nippon Paint Co., Ltd.................    22,000         71,872
  Nippon Sanso Corp.....................     9,000         38,055
  Nippon Sheet Glass Co., Ltd...........    37,000        108,097
  Nippon Shokubai Co., Ltd..............     9,000         68,297
  Nippon Steel Corp.....................   274,000        588,230
  Nippon Television Network Corp........     1,140        169,508
  Nipponkoa Insurance Co., Ltd..........     6,000         33,210
  Nishi-Nippon Bank Ltd.*...............    38,000         67,392
  Nishimatsu Construction Co., Ltd......    24,000         79,526
  Nisshin Flour Milling Co., Ltd........    19,000        169,188
                                           SHARES       VALUE+

  Nisshin Steel Co., Ltd................    98,000   $    183,861
  Nisshinbo Industries, Inc.............    23,000        128,165
  Nissho Iwai-Nichimen Holdings
    Corp.*..............................     1,300          5,727
  NSK Ltd...............................    46,000        167,882
  NTN Corp..............................    15,000         71,545
  Obayashi Corp.........................    60,000        268,260
  Oki Electric Industry Co., Ltd.*......    25,000         97,774
  Okumura Corp..........................    18,000         76,614
  Onward Kashiyama Co., Ltd.............    15,000        182,013
  Pioneer Corp..........................     6,300        174,061
  Q.P. Corp.............................    13,000        107,995
  Rengo Co., Ltd........................    20,000         76,912
  Rinnai Corp...........................     1,100         26,131
  San-In Godo Bank Ltd..................    15,000        114,248
  Santen Pharmaceutical Co., Ltd........     2,000         26,639
  Sanwa Shutter Corp....................    17,000         96,159
  Sanyo Shinpan Finance Co., Ltd........     3,300        109,348
  Sapporo Breweries Ltd.................    23,000         63,331
  Sapporo Hokuyo Holdings, Inc..........        27        146,675
  Seino Transportation Co., Ltd.........    14,000        115,779
  Sekisui Chemical Co., Ltd.............    45,000        229,337
  Sekisui House Ltd.....................    62,000        640,631
  Shiga Bank Ltd........................    19,000         87,432
  Shikoku Bank Ltd......................     6,000         43,851
  Shima Seiki Mfg., Ltd.................     1,000         37,336
  Shimachu Co., Ltd.....................     3,400         67,438
  Shimadzu Corp.........................     9,000         37,215
  Shimizu Corp..........................    33,000        125,673
  Shinko Electric Industries Co.,
    Ltd.................................     2,000         47,230
  Shinko Securities Co., Ltd.*..........    64,000        193,550
  Shohkoh Fund & Co., Ltd...............       920        117,989
  Showa Shell Sekiyu K.K................    13,000        105,689
  Softbank Corp.........................    20,800        636,804
  Sumitomo Bakelite Co. Ltd.............    18,000        117,441
  Sumitomo Corp.........................    84,000        626,462
  Sumitomo Electric Industries Ltd......    62,000        554,403
  Sumitomo Forestry Co., Ltd............    15,000        126,989
  Sumitomo Metal Industries Ltd.........   239,000        236,468
  Sumitomo Metal Mining Co..............    18,000        133,570
  Sumitomo Osaka Cement Co., Ltd........    21,000         41,163
  Sumitomo Realty & Development Co.,
    Ltd.................................    15,000        132,170
  Sumitomo Rubber Industries Ltd........     5,000         27,209
  Suzuken Co., Ltd......................     6,000        194,894
  Suzuki Motor Corp.....................     8,000        118,430
  Taiheiyo Cement Corp..................    93,000        263,023
  Taisei Corp...........................    63,000        230,513
  Taiyo Yuden Co., Ltd..................     9,000        117,693
  Takashimaya Co., Ltd..................    26,000        185,654
  Takefuji Corp.........................    11,300        528,427
  Teijin Ltd............................    77,000        226,397
  Teikoku Oil Co., Ltd..................    27,000        135,838
  The 77 Bank Ltd.......................    34,000        191,683
  The Bank of Fukuoka Ltd...............    53,000        222,616
  The Fuji Fire & Marine Insurance
    Co..................................    41,000        112,512
  The Fukui Bank Ltd....................     6,000         28,562

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  The Fukuoka City Bank Ltd.*...........     9,000   $      9,745
  The Furukawa Electric Co., Ltd........    51,000        169,468
  The Nanto Bank Ltd....................    21,000         98,595
  The Shizuoka Bank Ltd.................    63,000        465,730
  The Sumitomo Trust and Banking Co.,
    Ltd.................................    81,000        476,315
  The Suruga Bank, Ltd..................    17,000        109,329
  The Yamanashi Chuo Bank Ltd...........    12,000         56,004
  The Yasuda Fire & Marine Insurance
    Co., Ltd............................    69,000        567,406
  The Yokohama Rubber Co., Ltd..........    22,000         62,015
  Toda Corp.............................    26,000         73,533
  Toho Bank Ltd.........................    18,000         74,934
  Tokuyama Corp.........................    22,000         77,622
  Tokyo Broadcasting System, Inc........    16,000        254,931
  Tokyo Steel Manufacturing Co., Ltd....    12,200        104,765
  Tokyo Style Co., Ltd..................     9,000         97,279
  Toppan Printing Co., Ltd..............    57,000        593,224
  Toray Industries, Inc.................   110,000        459,980
  Toshiba Tec Corp......................    24,000         97,447
  Tostem Corp...........................    26,000        502,357
  Toto Ltd..............................    15,000        127,129
  Toyo Ink Manufacturing Co., Ltd.......    23,000         81,794
  Toyo Seikan Kaisha Ltd................    18,000        251,682
  Toyo Suisan Kaisha Ltd................     9,000        100,051
  Toyota Auto Body Co., Ltd.............     7,000        103,953
  Toyota Industries Corp................    26,000        552,107
  Toyota Tsusho Corp....................    23,000        217,473
  UFJ Tsubasa Securities Co., Ltd.......    40,000        185,187
  Uny Co., Ltd..........................    16,000        164,279
  Victor Company of Japan Ltd.*.........     9,000         74,429
  Wacoal Corp...........................    12,000         98,903
  Yamagata Bank Ltd.....................     3,000         14,141
  Yamaguchi Bank Ltd....................    15,000        136,930
  Yamaha Corp...........................    12,000        235,777
  Yamatake Corp.........................     2,000         16,129
  Yamazaki Baking Co., Ltd..............    19,000        157,661
  Yokogawa Electric Corp................     8,000        115,592
  York-Benimaru Co., Ltd................     4,200         97,419
                                                     ------------
                                                       49,138,588
                                                     ------------

LUXEMBOURG -- 0.2%
  Arcelor...............................    21,800        379,593
  Arcelor, New..........................     6,266        107,922
                                                     ------------
                                                          487,515
                                                     ------------
NETHERLANDS -- 5.0%
  ABN AMRO Holding NV...................    42,016        982,001
  Aegon NV..............................   236,661      3,497,665
  Buhrmann NV...........................    21,300        185,443
  DSM NV................................    16,240        798,616
  Hunter Douglas NV.....................     6,300        294,568
  ING Groep NV..........................     3,524         82,097
  Koninklijke (Royal) KPN NV*...........   162,300      1,251,479
                                           SHARES       VALUE+

  Koninklijke Ahold NV..................   249,832   $  1,901,250
  Koninklijke Luchtvaart Maatschappij NV
    (KLM)...............................     3,600         58,421
  Koninklijke Vopak NV..................     4,400         82,602
  N.V. Holdingmaatschappij De
    Telegraaf...........................       800         18,043
  New Skies Satellites NV*..............    20,300        147,068
  Nutreco Holding NV....................     5,300        145,441
  Oce NV................................    13,610        208,347
  Royal Vendex KBB NV...................     4,576         63,709
  Univar NV.............................     2,200         41,578
  Vedior NV.............................     9,041        141,251
  Versatel Telecom International*.......    68,700        149,746
  VNU NV................................    40,203      1,268,878
                                                     ------------
                                                       11,318,203
                                                     ------------

NEW ZEALAND -- 0.2%
  Auckland International Airport Ltd....    24,915        114,433
  Carter Holt Harvey Ltd................   292,800        360,664
                                                     ------------
                                                          475,097
                                                     ------------

NORWAY -- 0.5%
  Den Norske Bank ASA...................    63,900        425,617
  Norsk Hydro ASA.......................     1,800        110,846
  Norske Skogindustrier ASA.............    13,300        253,390
  Storebrand ASA*.......................    19,700        127,964
  Telenor ASA...........................    19,823        129,358
                                                     ------------
                                                        1,047,175
                                                     ------------

PORTUGAL -- 0.3%
  Banco BPI SA..........................    12,900         47,460
  Banco Espirito Santo SA...............    19,656        321,953
  Cimpor-Cimentos de Portugal SGPS SA...    29,000        149,808
  Portucel-Empresa Produtora de Pasta e
    Papel SA............................    13,000         22,931
  Sonae SGPS SA*........................   302,000        251,133
                                                     ------------
                                                          793,285
                                                     ------------

SINGAPORE -- 0.8%
  DBS Group Holdings Ltd................    48,000        415,474
  Fraser & Neave Ltd.*..................    24,300        180,286
  Haw Par Corp., Ltd....................       817          2,146
  Keppel Corporation Ltd................   134,000        481,305
  Keppel Land Ltd.......................    38,000         35,353
  Oversea-Chinese Banking Corp., Ltd....    20,000        142,495
  SembCorp Industries Ltd...............    29,000         21,516
  Singapore Airlines Ltd................    54,000        356,121
  Singapore Land Ltd....................    15,000         35,153
  United Overseas Bank Ltd..............    20,000        155,449
                                                     ------------
                                                        1,825,298
                                                     ------------

SPAIN -- 3.5%
  Acerinox SA...........................     7,100        334,388
  ACS, Actividades de Construccion y
    Servicious SA.......................       970         47,297
  Antena 3 Television SA*...............        34          1,497
  Autopistas, Concesionaria Espanola
    SA..................................    38,049        574,799
  Azucarera Ebro Agricolas SA...........    16,700        189,160

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
SPAIN  (CONTINUED)
  Banco Bilbao Vizcaya Argentaria SA....    15,900   $    219,364
  Banco de Andalucia....................     1,700        147,792
  Banco De Sabadell SA..................    22,200        475,785
  Banco Santander Central Hispano SA....    23,974        283,635
  Cementos Portland SA..................     3,000        177,653
  Corporacion Mapfre....................    13,600        192,430
  Endesa SA.............................    36,100        693,634
  Fomento de Construcciones y Contratas
    SA..................................     6,200        228,414
  Gas Natural SDG SA....................    15,200        355,256
  Iberia Lineas Aereas de Espana SA.....    99,500        285,832
  Inmobiliaria Colonial SA..............     6,100        146,028
  Inmobiliaria Urbis SA.................    13,900        137,479
  Metrovacesa SA........................     2,315         79,191
  Red Electrica de Espana...............     2,800         45,862
  Repsol-YPF SA.........................   133,000      2,590,685
  Sociedad General de Aguas de Barcelona
    SA, Class A.........................    15,545        231,701
  Sociedad General de Aguas de Barcelona
    SA*, New Shares.....................       155          2,280
  Sol Melia SA..........................    20,100        144,606
  Telefonica SA*........................    10,091        147,993
  Vallehermoso SA.......................    14,200        214,696
                                                     ------------
                                                        7,947,457
                                                     ------------

SWEDEN -- 2.3%
  Altima AB*............................       350          3,406
  Billerud..............................     3,781         57,035
  Drott AB, Series B....................     6,700        127,148
  Electrolux AB, Series B...............    21,200        465,688
  Gambro AB, Series A...................    23,000        190,260
  Gambro AB, Series B...................     7,600         62,868
  Industriforvaltnings AB Kinnevik,
    Series B............................     4,500        147,648
  Mo Och Domsjoe AB (MoDo), Series B....     5,900        209,578
  NCC AB................................     6,900         53,241
  Nordea AB.............................    73,200        549,550
  Nordic Baltic Holding AB..............     5,716         42,748
  Skandia Forsakrings AB................    94,100        342,762
  Skandinaviska Enskilda Banken AB,
    Series A............................    17,500        257,897
  SKF AB, Series A......................     1,600         62,062
  SKF AB, Series B......................     2,900        112,084
  SSAB Svenskt Stal AB, Series A........     6,000        107,190
  SSAB Svenskt Stal AB, Series B........     2,100         36,057
  Svenska Cellulosa AB (SCA), Series
    B...................................    17,600        719,386
  Tele2 AB, Series B*...................     2,300        122,789
  TeliaSonera AB........................    42,000        219,553
  Trelleborg AB, Series B...............     5,100         82,958
  Volvo AB, Series A....................    11,200        328,551
  Volvo AB, Series B....................    27,800        850,294
                                                     ------------
                                                        5,150,753
                                                     ------------
                                           SHARES       VALUE+

SWITZERLAND -- 7.2%
  Baloise Holdings Ltd..................     6,000   $    250,465
  Banque Cantonale Vaudoise*............       700         79,771
  Berner Kantonalbank...................       700         84,296
  Ciba Specialty Chemicals AG*..........     5,300        409,933
  Compagnie Financiere Richemont AG.....   101,600      2,438,794
  Credit Suisse Group...................   143,360      5,242,900
  Ems-Chemie Holding AG.................     1,900        148,953
  Georg Fischer AG*.....................       120         23,640
  Givaudan SA...........................     1,180        612,269
  Helvetia Patria Holding...............     1,240        212,463
  Holcim Ltd............................    28,330      1,318,846
  Kuoni Reisen Holding AG, Series B.....       200         66,920
  Lonza Group AG........................     2,100        120,674
  Luzerner Kantonalbank.................       700        102,400
  PSP Swiss Property AG.................       700         99,006
  Rieter Holding AG.....................       430         99,394
  SIG Holding AG........................     3,300        455,407
  Sika AG...............................       180         77,685
  St. Galler Kantonalbank...............       400         75,406
  Swatch Group AG, Series B.............     1,700        204,033
  Swiss Life Holding*...................     2,820        517,368
  Swiss Re..............................     7,900        533,137
  Syngenta AG...........................    16,200      1,090,649
  UBS AG................................     8,880        607,885
  Unaxis Holding AG.....................     1,800        254,950
  Valiant Holding.......................     1,400        105,229
  Valora Holding AG.....................       350         87,125
  Zurich Financial Services*............     7,200      1,035,804
                                                     ------------
                                                       16,355,402
                                                     ------------

UNITED KINGDOM -- 24.7%
  Abbey National Plc....................   216,468      2,051,818
  Aggregate Industries Plc..............   170,437        260,124
  Alliance & Leicester Group Treasury
    Plc.................................    20,000        317,025
  Allied Domecq Plc.....................    12,800         98,478
  Amvescap Plc..........................   104,200        754,704
  Antofagasta Holdings Plc..............    37,000        696,795
  Arriva Plc............................    12,620         85,604
  Associated British Foods Plc..........    88,000        917,374
  Associates British Ports Holdings
    Plc.................................    43,400        347,846
  BAA Plc...............................   145,368      1,287,716
  BAE Systems Plc.......................   418,395      1,256,585
  Barratt Developments Plc..............    23,000        222,935
  BBA Group Plc.........................    53,025        236,158
  Bellway Plc...........................    12,000        148,873
  Berkeley Group Plc....................    18,840        295,947
  Big Food Group Plc....................    41,000        115,819
  Bodycote International Plc............     4,380         11,083
  Bovis Homes Group Plc.................    13,000        110,691
  BPB Plc...............................    14,200         87,957
  Brambles Industries Plc...............    81,000        294,239
  Britannic Plc.........................    22,000        114,770
  British Airways Plc*..................   158,000        655,739
  British Land Company Plc..............    72,733        758,220
  British Vita Plc......................    24,400        104,533

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                           SHARES       VALUE+
COMMON STOCKS  (CONTINUED)
UNITED KINGDOM  (CONTINUED)
  Brixton Estate Plc....................    32,600   $    156,684
  BT Group Plc..........................   511,235      1,717,933
  Cable & Wireless Plc..................   314,973        750,594
  Canary Wharf Group Plc................    85,000        406,255
  Caradon Plc...........................     8,651         21,311
  Carlton Communications................    60,418        248,053
  Carnival Plc..........................     7,246        291,145
  Celltech Group Plc*...................    23,000        155,192
  CGU Plc...............................   302,277      2,645,294
  Chelsfield Plc........................    38,089        208,392
  COLT Telecom Group Plc*...............   220,000        372,094
  Corus Group Plc*......................   510,166        273,202
  Dixons Group Plc......................   150,000        372,183
  DS Smith Plc..........................    36,000        104,426
  easyJet Plc*..........................    57,000        298,121
  F.I. Group Plc........................    18,344         27,833
  FKI Plc...............................    76,668        146,436
  Friends Provident Plc.................   227,000        534,873
  Galen Holdings Plc....................    14,000        178,684
  George Wimpey Plc.....................    50,769        338,259
  GKN Plc...............................    94,208        449,004
  Glynwed International Plc.............     5,000         19,189
  Granada Plc...........................   272,438        593,305
  Great Portland Estates Plc............    24,900        104,230
  Great Universal Stores Plc............    30,861        426,109
  Greene King Plc.......................     8,000        123,097
  Hammerson Plc.........................    37,200        429,965
  Hanson Plc*...........................    97,237        712,083
  HBOS Plc..............................    66,613        860,297
  HHG Plc*..............................   194,599        140,662
  Hilton Group Plc......................   234,318        940,059
  IMI Plc...............................    10,000         60,201
  InterContinental Hotels Group Plc.....    96,966        915,642
  International Power Plc*..............   163,100        359,560
  Invensys Plc..........................    77,364         25,203
  J Sainsbury Plc.......................   299,188      1,670,291
  Kesa Electricals Plc..................    25,883        118,856
  Kingfisher Plc........................   296,423      1,473,628
  Lex Service Plc.......................     8,500         93,314
  Liberty International Plc.............    40,712        495,993
  Logica Plc............................    30,030        137,363
  London Merchant Securities Plc........    29,000         89,168
  Luminar Plc...........................     6,000         43,591
  Marks & Spencer Group Plc.............   138,535        714,674
  Mersey Docks & Harbour Co.............     9,760        115,421
  Millennium & Copthorne Hotels Plc.....    41,439        224,131
  Mitchells & Butlers Plc...............    69,152        277,740
  mm02 Plc*.............................  1,265,000     1,738,729
  National Express Group Plc............    13,000        141,787
  National Grid Transco Plc.............    44,292        316,452
  Northern Foods Plc....................    10,000         25,749
  Northern Rock Plc.....................     5,000         63,682
                                           SHARES       VALUE+

  Pearson Plc...........................   104,197   $  1,156,901
  Peninsular and Oriental Steam
    Navigation Co.......................   103,995        426,964
  Persimmon Plc.........................    37,740        361,765
  Pilkington Plc........................   154,477        264,030
  Pillar Property Plc...................    12,840        118,611
  Rank Group Plc........................    27,066        134,917
  Rexam Plc.............................    21,396        163,370
  RMC Group Plc.........................    38,000        473,128
  Rolls-Royce Group Plc.................   216,261        684,251
  Royal & Sun Alliance Insurance Group
    Plc.................................   429,888        677,206
  Royal Bank of Scotland Group Plc......     2,784         81,799
  Royal Bank of Scotland Group Plc,
    New.................................     2,600             46
  Safeway Plc...........................   115,111        583,560
  Schroders Plc.........................    28,000        315,883
  Scottish & Newcastle Plc..............   115,302        778,514
  Scottish Power Plc....................   243,695      1,619,321
  Shire Pharmaceuticals Group Plc*......    63,000        610,086
  Signet Group Plc......................    23,865         43,878
  Slough Estates Plc....................    55,000        431,246
  Smith W.H. Plc........................    33,000        162,288
  Somerfield Plc........................    65,000        160,699
  Stagecoach Holdings Plc...............   195,352        273,740
  Stanley Leisure Plc...................    15,200        107,581
  Tate & Lyle Plc.......................    32,200        179,046
  Taylor Woodrow Plc....................    73,722        351,366
  Thus Group Plc*.......................    73,266         39,562
  Trinity Mirror Plc....................    42,590        429,543
  Uniq Plc..............................     2,050          7,557
  United Business Media Plc.............    24,000        209,922
  Vodafone Group Plc....................  3,946,590     9,757,139
  Westbury Plc..........................    12,770         88,901
  Whitbread Plc.........................    43,751        561,523
  Wilson Bowden Plc.....................    11,000        201,265
  Wincanton Plc.........................     2,050          7,630
  Wolseley Plc..........................    14,617        206,128
  Wolverhampton & Dudley Breweries Plc..     9,700        133,412
  Woolworths Group Plc..................   186,497        147,311
                                                     ------------
                                                       56,327,261
                                                     ------------

UNITED STATES -- 0.1%
  Zimmer Holdings, Inc.*................     4,232        297,933
                                                     ------------
  TOTAL COMMON STOCKS
    (Identified Cost $170,987,018)......              222,171,934
                                                     ------------

PREFERRED STOCK -- 0.0%

AUSTRALIA -- 0.0%
  The News Corp., Ltd...................     6,161         46,389
                                                     ------------
  TOTAL PREFERRED STOCK
    (Identified Cost $47,314)...........                   46,389
                                                     ------------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited) (Continued)

                                           SHARES       VALUE+
PREFERRED STOCK  (CONTINUED)

WARRANTS -- 0.0%

FRANCE -- 0.0%
  Alstom, expires 01/09/04*.............    15,400   $        582
  Rallye SA, expires 11/30/05*..........     1,100            249
                                                     ------------
                                                              831
                                                     ------------

ITALY -- 0.0%
  Fiat SpA, expires 1/31/07*............     4,800          1,231
                                                     ------------
  TOTAL WARRANTS
    (Identified Cost $7,589)............                    2,062
                                                     ------------

SHORT-TERM INVESTMENTS -- 2.0%

UNITED STATES -- 2.0%
  SSgA Government Money Market Fund.....  1,160,001     1,160,001
  SSgA Money Market Fund................  3,297,635     3,297,635
                                                     ------------
                                                        4,457,636
                                                     ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $4,457,636)........                4,457,636
                                                     ------------



TOTAL INVESTMENTS -- 99.5%
  (IDENTIFIED COST $175,499,557)#.................   226,678,021
  Cash and Other Assets, Less Liabilities --
    0.5%..........................................     1,057,722
                                                    ------------
NET ASSETS -- 100%................................  $227,735,743
                                                    ============

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2003, the aggregate cost of investment securities for income tax purposes was $175,499,557. Net unrealized appreciation aggregated $51,178,464 of which $54,102,355 related to appreciated investment securities and $2,923,891 related to depreciated investment securities.

Ten Largest Sector Holdings at December 31, 2003
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks/Savings & Loans                10.9%
Telecommunications                    8.9%
Insurance                             8.3%
Financial Services                    8.2%
Building & Construction               6.0%
Diversified Operations                4.0%
Chemicals                             3.1%
Auto & Related                        3.0%
Oil & Gas                             2.9%
Retail -- Specialty                   2.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2003 (Unaudited)

                                           SHARES      VALUE+

MUTUAL FUNDS -- 99.9%

OTHER -- 99.9%
  DFA International Small Company
    Portfolio...........................  6,954,383  $79,558,141
                                                     -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $56,934,631).......              79,558,141
                                                     -----------

SHORT-TERM INVESTMENTS -- 0.0%

OTHER -- 0.0%
  SSgA Government Money Market Fund.....         2             2
  SSgA Money Market Fund................         2             2
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $4)................                       4
                                                     -----------



TOTAL INVESTMENTS -- 99.9%
  (IDENTIFIED COST $56,934,635)#..................   79,558,145
  Cash and Other Assets, Less Liabilities --
    0.1%..........................................      104,583
                                                    -----------
NET ASSETS -- 100%................................  $79,662,728
                                                    ===========

  +  See Note 1.
  # At December 31, 2003, the aggregate cost of investment securities for income tax purposes was $56,934,635. Net unrealized appreciation aggregated $22,623,510, which related solely to appreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES -- DECEMBER 31, 2003 (Unaudited)

                                SA            SA
                           FIXED INCOME  U.S. MARKET
                               FUND          FUND
-----------------------------------------------------
ASSETS
  Investments in
    securities, at market  $215,619,371  $228,349,103
  Short-term investments
    (at amortized cost)       1,845,658     1,885,644
  Cash                              350           346
  Foreign currency                    6            --
  Receivable for
    investments sold          4,833,788            --
  Dividends and interest
    receivable                2,973,599       270,579
  Receivable for fund
    shares sold               1,010,492       630,283
  Receivable due from the
    Manager (Note 2)             66,675        35,267
  Receivable for tax
    reclaims                         --            --
  Prepaid expenses                2,171         2,242
                           ------------  ------------
    TOTAL ASSETS            226,352,110   231,173,464
                           ------------  ------------

LIABILITIES
  Payable for investments
    purchased                 4,805,260            --
  Payable for fund shares
    redeemed                     84,322        40,129
  Advisory fees payable
    (Note 2)                    153,598       129,419
  Administration fees
    payable (Note 2)             25,103        22,707
  Trustees' fees payable
    (Note 2)                      1,336         1,336
  Shareholder servicing
    fee payable (Note 2)          5,695         7,397
  Accrued expenses and
    other liabilities            80,995        98,441
                           ------------  ------------
    TOTAL LIABILITIES         5,156,309       299,429
                           ------------  ------------

NET ASSETS                 $221,195,801  $230,874,035
                           ============  ============
NET ASSETS CONSIST OF:
  Capital paid in          $221,496,815  $218,583,821
  Undistributed/(overdistributed)
    net investment income      (803,422)      (94,046)
  Accumulated net
    realized gain/(loss)        853,182    (7,953,773)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments                (350,774)   20,338,033
    Foreign currency
      translations                   --            --
                           ------------  ------------

NET ASSETS                 $221,195,801  $230,874,035
                           ============  ============

SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       21,506,980    23,530,978
NET ASSET VALUE PER SHARE  $      10.28  $       9.81

IDENTIFIED COST OF
  INVESTMENTS              $217,815,803  $209,896,714
COST OF FOREIGN CURRENCY   $          6            --

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                SA          SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                            U.S. HBTM    SMALL COMPANY        HBTM         SMALL COMPANY
                               FUND          FUND             FUND              FUND
------------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market  $128,559,153  $111,128,862     $222,220,385      $79,558,141
  Short-term investments
    (at amortized cost)       3,617,673     1,373,000        4,457,636                4
  Cash                              656           702              566          117,215
  Foreign currency                   --            --          475,300               --
  Receivable for
    investments sold                 --            --           15,207               --
  Dividends and interest
    receivable                  191,806        51,997          292,428               --
  Receivable for fund
    shares sold                 299,077       237,863          668,767          224,923
  Receivable due from the
    Manager (Note 2)             44,529        47,401           11,671            7,384
  Receivable for tax
    reclaims                         --            --           84,736               --
  Prepaid expenses                2,242         2,242            2,242            2,242
                           ------------  ------------     ------------      -----------
    TOTAL ASSETS            132,715,136   112,842,067      228,228,938       79,909,909
                           ------------  ------------     ------------      -----------

LIABILITIES
  Payable for investments
    purchased                 2,796,769            --           67,180          117,215
  Payable for fund shares
    redeemed                     78,514        25,110           85,711           20,043
  Advisory fees payable
    (Note 2)                     92,616        94,179          187,596           41,490
  Administration fees
    payable (Note 2)             14,469        13,558           22,621           10,659
  Trustees' fees payable
    (Note 2)                      1,336         1,336            1,336            1,336
  Shareholder servicing
    fee payable (Note 2)          7,234         6,576            8,104            6,559
  Accrued expenses and
    other liabilities            64,426        84,243          120,647           49,879
                           ------------  ------------     ------------      -----------
    TOTAL LIABILITIES         3,055,364       225,002          493,195          247,181
                           ------------  ------------     ------------      -----------

NET ASSETS                 $129,659,772  $112,617,065     $227,735,743      $79,662,728
                           ============  ============     ============      ===========
NET ASSETS CONSIST OF:
  Capital paid in          $113,679,171  $ 88,495,182     $189,359,453      $58,433,131
  Undistributed/(overdistributed)
    net investment income         1,686      (166,267)        (220,044)         286,221
  Accumulated net
    realized gain/(loss)     (1,516,104)   (4,635,833)     (12,604,983)      (1,680,134)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments              17,495,019    28,923,983       51,178,464       22,623,510
    Foreign currency
      translations                   --            --           22,853               --
                           ------------  ------------     ------------      -----------

NET ASSETS                 $129,659,772  $112,617,065     $227,735,743      $79,662,728
                           ============  ============     ============      ===========

SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       12,518,002     7,366,163       21,806,615        6,369,262
NET ASSET VALUE PER SHARE  $      10.36  $      15.29     $      10.44      $     12.51

IDENTIFIED COST OF
  INVESTMENTS              $114,681,807  $ 83,577,879     $175,499,557      $56,934,635
COST OF FOREIGN CURRENCY             --            --     $    469,662               --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- SIX MONTHS ENDED DECEMBER 31, 2003 (Unaudited)

                                SA           SA
                           FIXED INCOME  U.S. MARKET
                               FUND         FUND
----------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends              $        --   $ 1,669,813
    Interest                 3,160,418         9,622
    Less: Taxes witheld             --           (18)
                           -----------   -----------

  TOTAL INCOME               3,160,418     1,679,417
                           -----------   -----------
  EXPENSES:
    Advisory fees
      (Note 2)                 824,927       665,005
    Shareholder servicing
      fees (Note 2)            245,514       237,502
    Administration fees
      (Note 2)                  98,206        95,001
    Sub-Administration
      fees (Note 2)             27,612        24,157
    Trustees' fees and
      expenses (Note 2)          5,328         5,328
    Custody and
      accounting fees
      (Note 2)                  51,336        94,673
    Transfer agent fees         19,930        21,734
    Professional fees           25,653        25,506
    Registration fees           10,328        14,023
    Other expenses              15,738        14,382
                           -----------   -----------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:          1,324,572     1,197,311
    Less: Expense waiver
      by Manager              (321,683)     (150,470)
         Expense offsets
           and other
           waivers             (20,833)      (20,833)
                           -----------   -----------

    NET EXPENSES               982,056     1,026,008
                           -----------   -----------

  NET INVESTMENT INCOME
    (LOSS)                   2,178,362       653,409
                           -----------   -----------

NET REALIZED AND
  UNREALIZED GAIN ON
  INVESTMENTS
    REALIZED GAIN ON:
      Investments            2,124,841       213,674
      Foreign currency
        transactions           170,497            --
    INCREASE (DECREASE)
      IN UNREALIZED
APPRECIATION/DEPRECIATION
      ON:
      Investments           (6,139,873)   27,126,797
      Foreign currency
        translations           (18,753)           --
                           -----------   -----------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)        (3,863,288)   27,340,471
                           -----------   -----------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS             $(1,684,926)  $27,993,880
                           ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               SA          SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                            U.S. HBTM   SMALL COMPANY        HBTM         SMALL COMPANY
                              FUND          FUND             FUND              FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends              $   825,614   $   430,903     $ 1,502,747       $ 1,192,925
    Interest                     7,355         5,026          24,497                --
    Less: Taxes witheld             --           (12)       (135,611)               --
                           -----------   -----------     -----------       -----------

  TOTAL INCOME                 832,969       435,917       1,391,633         1,192,925
                           -----------   -----------     -----------       -----------
  EXPENSES:
    Advisory fees
      (Note 2)                 472,249       484,571         966,503           216,332
    Shareholder servicing
      fees (Note 2)            128,329       117,614         234,588            83,204
    Administration fees
      (Note 2)                  51,331        47,046          93,835            33,282
    Sub-Administration
      fees (Note 2)             24,095        24,091          24,140            24,138
    Trustees' fees and
      expenses (Note 2)          5,328         5,328           5,328             5,328
    Custody and
      accounting fees
      (Note 2)                  48,280       100,853          94,405            21,398
    Transfer agent fees         21,490        20,859          22,376            20,796
    Professional fees           25,653        25,653          24,993            25,023
    Registration fees           11,474        11,192          12,116            10,465
    Other expenses              13,483        12,866          14,268            13,045
                           -----------   -----------     -----------       -----------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:            801,712       850,073       1,492,552           453,011
    Less: Expense waiver
      by Manager              (200,834)     (227,056)        (36,040)           (6,171)
         Expense offsets
           and other
           waivers             (20,833)      (20,833)        (20,833)          (20,833)
                           -----------   -----------     -----------       -----------

    NET EXPENSES               580,045       602,184       1,435,679           426,007
                           -----------   -----------     -----------       -----------

  NET INVESTMENT INCOME
    (LOSS)                     252,924      (166,267)        (44,046)          766,918
                           -----------   -----------     -----------       -----------

NET REALIZED AND
  UNREALIZED GAIN ON
  INVESTMENTS
    REALIZED GAIN ON:
      Investments            1,955,909     2,030,711       3,992,046           866,937
      Foreign currency
        transactions                --            --          29,213                --
    INCREASE (DECREASE)
      IN UNREALIZED
APPRECIATION/DEPRECIATION
      ON:
      Investments           16,876,519    19,162,270      43,749,469        14,562,207
      Foreign currency
        translations                --            --          21,549                --
                           -----------   -----------     -----------       -----------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)        18,832,428    21,192,981      47,792,277        15,429,144
                           -----------   -----------     -----------       -----------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS             $19,085,352   $21,026,714     $47,748,231       $16,196,062
                           ===========   ===========     ===========       ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SA FIXED INCOME FUND
                                               --------------------------
                                               PERIOD ENDED
                                                12/31/2003    YEAR ENDED
                                               (UNAUDITED)    6/30/2003
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                      $  2,178,362  $  4,460,597
    Net realized gain (loss) on investments
      and foreign currency transactions           2,295,338     5,751,630
    Net increase (decrease) in unrealized
      appreciation (depreciation)                (6,158,626)    3,552,001
                                               ------------  ------------
    Net increase (decrease) from operations      (1,684,926)   13,764,228
                                               ------------  ------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (2,981,749)   (3,694,430)
    Net realized gains                           (7,016,590)     (884,410)
                                               ------------  ------------
  TOTAL DISTRIBUTIONS                            (9,998,339)   (4,578,840)
                                               ------------  ------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                69,631,806    96,600,299
    Value of distributions reinvested             6,689,290     3,354,989
    Cost of shares redeemed                     (22,501,415)  (46,103,702)
                                               ------------  ------------
  TOTAL SHARE TRANSACTIONS                       53,819,681    53,851,586
                                               ------------  ------------
  TOTAL INCREASE IN NET ASSETS                   42,136,416    63,036,974
NET ASSETS
  Beginning of Period                           179,059,385   116,022,411
                                               ------------  ------------
  End of Period                                $221,195,801  $179,059,385
                                               ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD             $   (803,422) $        (35)
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                     6,548,691     9,055,986
  Issued for distributions reinvested               649,895       313,715
  Shares redeemed                                (2,109,762)   (4,311,516)
                                               ------------  ------------
  Net increase in fund shares                     5,088,824     5,058,185
                                               ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                  SA U.S. MARKET FUND          SA U.S. HBTM FUND
                                               --------------------------  -------------------------
                                               PERIOD ENDED                PERIOD ENDED
                                                12/31/2003    YEAR ENDED    12/31/2003   YEAR ENDED
                                               (UNAUDITED)    6/30/2003    (UNAUDITED)    6/30/2003
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                      $    653,409  $    810,125  $    252,924  $   305,142
    Net realized gain (loss) on investments
      and foreign currency transactions             213,674    (2,046,904)    1,955,909   (2,053,293)
    Net increase (decrease) in unrealized
      appreciation (depreciation)                27,126,797     6,194,276    16,876,519    5,346,832
                                               ------------  ------------  ------------  -----------
    Net increase (decrease) from operations      27,993,880     4,957,497    19,085,352    3,598,681
                                               ------------  ------------  ------------  -----------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (1,153,538)     (590,344)     (413,852)    (181,441)
    Net realized gains                                   --            --            --           --
                                               ------------  ------------  ------------  -----------
  TOTAL DISTRIBUTIONS                            (1,153,538)     (590,344)     (413,852)    (181,441)
                                               ------------  ------------  ------------  -----------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                55,468,918    78,478,697    31,373,863   46,140,184
    Value of distributions reinvested               794,363       445,631       296,345      143,792
    Cost of shares redeemed                     (12,798,901)  (30,774,853)   (9,233,900) (18,813,453)
                                               ------------  ------------  ------------  -----------
  TOTAL SHARE TRANSACTIONS                       43,464,380    48,149,475    22,436,308   27,470,523
                                               ------------  ------------  ------------  -----------
  TOTAL INCREASE IN NET ASSETS                   70,304,722    52,516,628    41,107,808   30,887,763
NET ASSETS
  Beginning of Period                           160,569,313   108,052,685    88,551,964   57,664,201
                                               ------------  ------------  ------------  -----------
  End of Period                                $230,874,035  $160,569,313  $129,659,772  $88,551,964
                                               ============  ============  ============  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END OF PERIOD             $    (94,046) $    406,083  $      1,686  $   162,614
CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                     6,040,469    10,148,251     3,301,070    6,031,389
  Issued for distributions reinvested                82,062        58,559        29,111       18,870
  Shares redeemed                                (1,401,707)   (4,003,582)     (987,410)  (2,461,777)
                                               ------------  ------------  ------------  -----------
  Net increase in fund shares                     4,720,824     6,203,228     2,342,771    3,588,482
                                               ============  ============  ============  ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                           SA U.S. SMALL COMPANY FUND
                           --------------------------
                           PERIOD ENDED
                            12/31/2003    YEAR ENDED
                           (UNAUDITED)    6/30/2003
-----------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $   (166,267) $   (212,839)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions            2,030,711    (2,489,047)
    Net increase in
      unrealized
      appreciation
      (depreciation)         19,162,270     5,288,388
                           ------------  ------------
    Net increase
      (decrease) from
      operations             21,026,714     2,586,502
                           ------------  ------------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income            --            --
    Net realized gains               --            --
                           ------------  ------------
  TOTAL DISTRIBUTIONS                --            --
                           ------------  ------------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares              23,520,543    32,029,600
    Value of
      distributions
      reinvested                     --            --
    Cost of shares
      redeemed               (8,080,176)  (12,320,336)
                           ------------  ------------
  TOTAL SHARE
    TRANSACTIONS             15,440,367    19,709,264
                           ------------  ------------
  TOTAL INCREASE IN NET
    ASSETS                   36,467,081    22,295,766
NET ASSETS
Beginning of Period          76,149,984    53,854,218
                           ------------  ------------
End of Period              $112,617,065  $ 76,149,984
                           ============  ============
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                $   (166,267) $         --
CAPITAL SHARE
  TRANSACTIONS
  Shares sold by
    subscription              1,671,393     3,071,518
  Issued for
    distributions
    reinvested                       --            --
  Shares redeemed              (574,264)   (1,201,512)
                           ------------  ------------
  Net increase in fund
    shares                    1,097,129     1,870,006
                           ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                           SA INTERNATIONAL HBTM FUND  SA INTERNATIONAL SMALL COMPANY FUND
                           --------------------------  ------------------------------------
                           PERIOD ENDED                  PERIOD ENDED
                            12/31/2003    YEAR ENDED      12/31/2003         YEAR ENDED
                           (UNAUDITED)    6/30/2003       (UNAUDITED)         6/30/2003
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $    (44,046) $  1,479,685    $    766,918       $    195,122
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions            4,021,259   (13,381,688)        866,937         (1,116,898)
    Net increase in
      unrealized
      appreciation
      (depreciation)         43,771,018    11,565,147      14,562,207          6,414,067
                           ------------  ------------    ------------       ------------
    Net increase
      (decrease) from
      operations             47,748,231      (336,856)     16,196,062          5,492,291
                           ------------  ------------    ------------       ------------
  DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income    (1,979,905)     (718,941)       (506,706)          (223,401)
    Net realized gains               --            --              --                 --
                           ------------  ------------    ------------       ------------
  TOTAL DISTRIBUTIONS        (1,979,905)     (718,941)       (506,706)          (223,401)
                           ------------  ------------    ------------       ------------
  SHARE TRANSACTIONS
    Proceeds from sales
      of shares              49,395,928    94,511,358      19,839,134         42,332,764
    Value of
      distributions
      reinvested              1,387,602       569,260         367,109            180,162
    Cost of shares
      redeemed              (23,707,944)  (63,348,445)    (10,698,896)       (32,609,260)
                           ------------  ------------    ------------       ------------
  TOTAL SHARE
    TRANSACTIONS             27,075,586    31,732,173       9,507,347          9,903,666
                           ------------  ------------    ------------       ------------
  TOTAL INCREASE IN NET
    ASSETS                   72,843,912    30,676,376      25,196,703         15,172,556
NET ASSETS
Beginning of Period         154,891,831   124,215,455      54,466,025         39,293,469
                           ------------  ------------    ------------       ------------
End of Period              $227,735,743  $154,891,831    $ 79,662,728       $ 54,466,025
                           ============  ============    ============       ============
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                $   (220,044) $  1,606,295    $    286,221       $     26,009
CAPITAL SHARE
  TRANSACTIONS
  Shares sold by
    subscription              5,336,939    12,976,779       1,792,848          5,094,689
  Issued for
    distributions
    reinvested                  136,441        80,746          30,240             23,068
  Shares redeemed            (2,577,491)   (8,697,369)       (981,667)        (3,880,114)
                           ------------  ------------    ------------       ------------
  Net increase in fund
    shares                    2,895,889     4,360,156         841,421          1,237,643
                           ============  ============    ============       ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     SA FIXED
                                                                    INCOME FUND
------------------------------------------------------------------------------------------------------------------------
                               PERIOD ENDED
                            DECEMBER 31, 2003       YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                               (UNAUDITED)        JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------------------------------------
                                                                                      (I CLASS)         (I CLASS)

Net Asset Value,
  Beginning of Period            $  10.91            $  10.21          $   9.87          $ 10.04            $ 10.00
                                 --------            --------          --------          -------            -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income              0.11                0.31              0.30             0.44               0.35
  Net realized and
    unrealized
    gain/(loss) on
    investments                     (0.25)               0.72              0.34             0.13               0.03
                                 --------            --------          --------          -------            -------
Total from investment
  operations                        (0.14)               1.03              0.64             0.57               0.38
                                 --------            --------          --------          -------            -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.15)              (0.26)            (0.28)           (0.74)             (0.34)
  Distributions from
    capital gains                   (0.34)              (0.07)            (0.02)              --                 --
                                 --------            --------          --------          -------            -------
Total distributions                 (0.49)              (0.33)            (0.30)           (0.74)             (0.34)
                                 --------            --------          --------          -------            -------

Net asset value, end of
  period                         $  10.28            $  10.91          $  10.21          $  9.87            $ 10.04
                                 ========            ========          ========          =======            =======

Total return (1)                    (1.23)%             10.19%             6.59%            5.88%              3.90%
Net assets, end of period
  (000s)                         $221,196            $179,059          $116,022          $45,455            $15,165
Ratio of net expenses to
  average net assets (2)             1.00%               0.89%             0.85%            0.87%              1.00%
Ratio of gross expenses
  to average net assets
  (2)(3)                             1.35%               1.40%             1.59%            2.06%              3.08%
Ratio of net investment
  income to average net
  assets (2)                         2.22%               3.00%             3.59%            4.20%              4.35%
Portfolio turnover rate
  (1)                                  54%                 85%               77%             135%                20%
Without giving effect to
  the voluntary expense
  limitations described
  in Note 2 to the
  Financial Statements,
  net investment income
  per share would have
  been (3)                       $   0.10            $   0.27          $   0.24          $  0.31            $  0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                      SA U.S.
                                                                    MARKET FUND
------------------------------------------------------------------------------------------------------------------------
                               PERIOD ENDED
                            DECEMBER 31, 2003       YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                               (UNAUDITED)        JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------------------------------------
                                                                                      (I CLASS)         (I CLASS)

Net Asset Value,
  Beginning of Period            $   8.54            $   8.57          $  10.26          $ 11.59            $ 10.00
                                 --------            --------          --------          -------            -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income              0.02                0.05              0.03             0.04               0.02
  Net realized and
    unrealized gain
    (loss) on investments            1.30               (0.04)            (1.69)           (1.30)              1.57
                                 --------            --------          --------          -------            -------
Total from investment
  operations                         1.32                0.01             (1.66)           (1.26)              1.59
                                 --------            --------          --------          -------            -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)              (0.04)            (0.03)           (0.04)                --
  Distributions from
    capital gains                      --                  --                --            (0.03)                --
                                 --------            --------          --------          -------            -------
Total distributions                 (0.05)              (0.04)            (0.03)           (0.07)                --
                                 --------            --------          --------          -------            -------

Net asset value, end of
  period                         $   9.81            $   8.54          $   8.57          $ 10.26            $ 11.59
                                 ========            ========          ========          =======            =======

Total return (1)                    15.47%               0.17%           (16.20)%         (10.89)%            15.90%
Net assets, end of period
  (000s)                         $230,874            $160,569          $108,053          $55,605            $16,188
Ratio of net expenses to
  average net assets (2)             1.08%               0.97%             0.92%            0.95%              1.08%
Ratio of gross expenses
  to average net assets
  (2)(3)                             1.26%               1.38%             1.52%            1.87%              3.33%
Ratio of net investment
  income to average net
  assets (2)                         0.69%               0.67%             0.43%            0.44%              0.43%
Portfolio turnover rate
  (1)                                   0%                  2%                1%              16%                 1%
Without giving effect to
  the voluntary expense
  limitations described
  in Note 2 to the
  Financial Statements,
  net investment income
  (loss) per share would
  have been (3)                  $   0.02            $   0.02          $  (0.01)         $ (0.04)           $ (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                      SA U.S.
                                                                     HBTM FUND
------------------------------------------------------------------------------------------------------------------------
                               PERIOD ENDED
                            DECEMBER 31, 2003       YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                               (UNAUDITED)        JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------------------------------------
                                                                                      (I CLASS)         (I CLASS)

Net Asset Value,
  Beginning of Period            $   8.70            $  8.75           $ 11.02           $  8.62            $ 10.00
                                 --------            -------           -------           -------            -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income              0.02               0.03              0.01              0.08               0.06
  Net realized and
    unrealized gain
    (loss) on investments            1.67              (0.06)            (2.24)             2.46              (1.44)
                                 --------            -------           -------           -------            -------
Total from investment
  operations                         1.69              (0.03)            (2.23)             2.54              (1.38)
                                 --------            -------           -------           -------            -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.03)             (0.02)            (0.04)            (0.11)                --
  Distributions from
    capital gains                      --                 --                --             (0.03)                --
                                 --------            -------           -------           -------            -------
Total distributions                 (0.03)             (0.02)            (0.04)            (0.14)                --
                                 --------            -------           -------           -------            -------

Net asset value, end of
  period                         $  10.36            $  8.70           $  8.75           $ 11.02            $  8.62
                                 ========            =======           =======           =======            =======

Total return (1)                    19.49%             (0.27)%          (20.31)%           29.69%            (13.80)%
Net assets, end of period
  (000s)                         $129,660            $88,552           $57,664           $29,578            $ 6,987
Ratio of net expenses to
  average net assets (2)             1.13%              1.08%             1.05%             1.07%              1.13%
Ratio of gross expenses
  to average net assets
  (2)(3)                             1.56%              1.75%             1.92%             2.61%              5.67%
Ratio of net investment
  income to average net
  assets (2)                         0.49%              0.47%             0.23%             1.03%              1.57%
Portfolio turnover rate
  (1)                                  10%                 7%                3%               26%                 3%
Without giving effect to
  the voluntary expense
  limitations described
  in Note 2 to the
  Financial Statements,
  net investment income
  (loss) per share would
  have been (3)                  $   0.00**          $ (0.02)          $ (0.04)          $ (0.04)           $ (0.12)

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01 per share
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                      SA U.S
                                                                SMALL COMPANY FUND
------------------------------------------------------------------------------------------------------------------------
                               PERIOD ENDED
                            DECEMBER 31, 2003       YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                               (UNAUDITED)        JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------------------------------------
                                                                                      (I CLASS)         (I CLASS)

Net Asset Value,
  Beginning of Period            $  12.15            $ 12.24           $ 13.68           $ 12.58            $10.00
                                 --------            -------           -------           -------            ------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss               (0.02)             (0.03)            (0.05)            (0.03)            (0.01)
  Net realized and
    unrealized gain
    (loss) on investments            3.16              (0.06)            (1.39)             1.16              2.59
                                 --------            -------           -------           -------            ------
Total from investment
  operations                         3.14              (0.09)            (1.44)             1.13              2.58
                                 --------            -------           -------           -------            ------

LESS DISTRIBUTIONS:
  Distributions from
    capital gains                      --                 --                --             (0.03)               --
                                 --------            -------           -------           -------            ------
Total distributions                    --                 --                --             (0.03)               --
                                 --------            -------           -------           -------            ------

Net asset value, end of
  period                         $  15.29            $ 12.15           $ 12.24           $ 13.68            $12.58
                                 ========            =======           =======           =======            ======

Total return (1)                    25.84%             (0.74)%          (10.52)%            9.02%            25.80%
Net assets, end of period
  (000s)                         $112,617            $76,150           $53,854           $29,252            $6,836
Ratio of net expenses to
  average net assets (2)             1.28%              1.26%             1.25%             1.26%             1.28%
Ratio of gross expenses
  to average net assets
  (2)(3)                             1.81%              2.11%             2.38%             3.32%             6.62%
Ratio of net investment
  loss to average net
  assets (2)                        (0.35)%            (0.38)%           (0.51)%           (0.28)%           (0.18)%
Portfolio turnover rate
  (1)                                   3%                 7%                5%               17%                4%
Without giving effect to
  the voluntary expense
  limitations described
  in Note 2 to the
  Financial Statements,
  net investment loss per
  share would have been
  (3)                            $  (0.06)           $ (0.11)          $ (0.15)          $ (0.22)           $(0.30)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                 SA INTERNATIONAL
                                                                     HBTM FUND
------------------------------------------------------------------------------------------------------------------------
                               PERIOD ENDED
                            DECEMBER 31, 2003       YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                               (UNAUDITED)        JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------------------------------------
                                                                                      (I CLASS)         (I CLASS)

Net Asset Value,
  Beginning of Period            $   8.19            $   8.54          $   9.41          $  9.99            $ 10.00
                                 --------            --------          --------          -------            -------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          (0.01)               0.07              0.03             0.09               0.11
  Net realized and
    unrealized gain
    (loss) on investments            2.35               (0.38)            (0.79)           (0.60)             (0.08)
                                 --------            --------          --------          -------            -------
Total from investment
  operations                         2.34               (0.31)            (0.76)           (0.51)              0.03
                                 --------            --------          --------          -------            -------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.09)              (0.04)            (0.07)           (0.06)             (0.04)
  Distributions from
    capital gains                      --                  --             (0.04)           (0.01)                --
                                 --------            --------          --------          -------            -------
Total distributions                 (0.09)              (0.04)            (0.11)           (0.07)             (0.04)
                                 --------            --------          --------          -------            -------

Net asset value, end of
  period                         $  10.44            $   8.19          $   8.54          $  9.41            $  9.99
                                 ========            ========          ========          =======            =======

Total return (1)                    28.64%              (3.51)%           (8.08)%          (5.15)%             0.36%
Net assets, end of period
  (000s)                         $227,736            $154,892          $124,215          $60,642            $21,192
Ratio of net expenses to
  average net assets (2)             1.53%               1.47%             1.45%            1.47%              1.53%
Ratio of gross expenses
  to average net assets
  (2)(3)                             1.59%               1.71%             1.80%            2.10%              3.66%
Ratio of net investment
  income (loss) to
  average net assets (2)            (0.05)%              1.18%             0.91%            1.27%              2.22%
Portfolio turnover rate
  (1)                                   7%                 13%                3%              12%                 2%
Without giving effect to
  the voluntary expense
  limitations described
  in Note 2 to the
  Financial Statements,
  net investment income
  (loss) per share would
  have been (3)                  $  (0.01)           $   0.07          $   0.02          $  0.05            $  0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                                 SA INTERNATIONAL
                                                                SMALL COMPANY FUND
------------------------------------------------------------------------------------------------------------------------
                               PERIOD ENDED
                            DECEMBER 31, 2003       YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                               (UNAUDITED)        JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------------------------------------
                                                                                      (I CLASS)         (I CLASS)

Net Asset Value,
  Beginning of Period            $  9.85             $  9.16           $  9.18           $ 10.42            $10.00
                                 -------             -------           -------           -------            ------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.12                0.04              0.01              0.05              0.17
  Net realized and
    unrealized gain
    (loss) on investments           2.62                0.70              0.03             (1.11)             0.47
                                 -------             -------           -------           -------            ------
Total from investment
  operations                        2.74                0.74              0.04             (1.06)             0.64
                                 -------             -------           -------           -------            ------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.08)              (0.05)            (0.06)               --             (0.22)
  Distributions from
    capital gains                     --                  --                --             (0.18)               --
                                 -------             -------           -------           -------            ------
Total distributions                (0.08)              (0.05)            (0.06)            (0.18)            (0.22)
                                 -------             -------           -------           -------            ------

Net asset value, end of
  period                         $ 12.51             $  9.85           $  9.16           $  9.18            $10.42
                                 =======             =======           =======           =======            ======

Total return (1)                   27.86%               8.16%             0.47%           (10.15)%            5.84%
Net assets, end of period
  (000s)                         $79,663             $54,466           $39,293           $17,850            $5,613
Ratio of net expenses to
  average net assets (2)            1.28%               1.28%             1.28%             1.29%             1.28%
Ratio of gross expenses
  to average net assets
  (2)(3)                            1.36%               1.62%             1.92%             3.04%             7.08%
Ratio of net investment
  income to average net
  assets (2)                        2.30%               0.47%             0.39%             0.68%             0.95%
Portfolio turnover rate
  (1)                                N/A                 N/A               N/A               N/A                25%
Without giving effect to
  the voluntary expense
  limitations described
  in Note 2 to the
  Financial Statements,
  net investment income
  (loss) per share would
  have been (3)                  $  0.12             $  0.01           $ (0.01)          $ (0.08)           $(0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
N/A  Refer to financial statements of respective Master Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds -- Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers the following Funds:

    SA Fixed Income Fund
    SA U.S. Market Fund
    SA U.S. HBtM Fund
    SA U.S. Small Company Fund
    SA International HBtM Fund
    SA International Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of SA Fixed Income Fund, which commenced operations on July 29, 1999.

    Prior to October 30, 2000, the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

    Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, such that it invests all of its investable assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). (Prior to the effective date, SA International Small Company Fund was a fund of funds.) The investment objective and fundamental policies of the Master Fund are the same as those of SA International Small Company Fund. As of December 31, 2003, SA International Small Company Fund held approximately 7.62% of the Master Fund. The performance of SA International Small Company Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003 (Continued)

--------------------------------------------------------------------------------
based upon prices provided by pricing services approved by the Board of Trustees of the Trust. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust.

    The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the Master Fund held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the Master Fund is discussed in the Master Fund's Notes to Financial Statements, which are included elsewhere in this report.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    SA Fixed Income Fund, SA International HBtM Fund and SA International Small Company Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003 (Continued)

--------------------------------------------------------------------------------

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

    Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

    INDEMNIFICATIONS -- Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003 (Continued)

--------------------------------------------------------------------------------

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with Assante Asset Management Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is a publicly traded financial services company located in Winnipeg, Canada. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

    The total advisory fees accrued to each Fund are as follows:

                                                    ADVISORY
FUND                                                  FEES
----                                                --------
SA Fixed Income Fund..............................    0.84%
SA U.S. Market Fund...............................    0.70%
SA U.S. HBtM Fund.................................    0.92%
SA U.S. Small Company Fund........................    1.03%
SA International HBtM Fund........................    1.03%
SA International Small Company Fund...............    0.65%

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

    For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

    The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   1.00%
SA U.S. Market Fund...............................   1.08%
SA U.S. HBtM Fund.................................   1.13%
SA U.S. Small Company Fund........................   1.28%
SA International HBtM Fund........................   1.53%
SA International Small Company Fund...............   1.28%

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003 (Continued)

--------------------------------------------------------------------------------

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/ reimbursement is made,
(2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and
(4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. During the period ended December 31, 2003, the Manager recaptured $102,150 from SA International HBtM Fund pursuant to these conditions. As of December 31, 2003, the following amounts are subject to this recapture through June 30, 2004, June 30, 2005, June 30, 2006 and June 30, 2007 respectively.

                                    EXPIRES           EXPIRES           EXPIRES           EXPIRES
FUND                             JUNE 30, 2004     JUNE 30, 2005     JUNE 30, 2006     JUNE 30, 2007
----                            ----------------  ----------------  ----------------  ----------------
SA Fixed Income Fund..........      $421,171          $535,952          $704,944          $321,683
SA U.S. Market Fund...........       410,994           462,497           444,089           150,470
SA U.S. HBtM Fund.............       344,037           362,632           382,605           200,834
SA U.S. Small Company Fund....       410,555           439,148           419,760           227,056
SA International HBtM Fund....       228,379           273,878           241,508            36,040
SA International Small Company
  Fund........................       248,665           150,060            90,225             6,171

    TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $20,000 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Interested trustees receive no compensation for their services as trustees.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund. State Street has contractually agreed to waive $250,000 of its fees to the Funds each year for the calendar years 2002 and 2003. Effective January 1, 2004 State Street will receive a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.04% of the first $750 million of net assets, plus 0.03% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003 (Continued)

--------------------------------------------------------------------------------

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each Fund's purchases and sales of securities for the year ended December 31, 2003 were as follows:

                                                    PURCHASES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $57,704,483    $99,628,223
SA U.S. Market Fund.....................             --     45,137,123
SA U.S. HBtM Fund.......................             --     33,800,506
SA U.S. Small Company Fund..............             --     19,070,386
SA International HBtM Fund..............             --     41,611,915
SA International Small Company Fund.....            N/A            N/A

                                                      SALES
                                          -----------------------------
                                          U.S. GOVERNMENT     OTHER
                                          ---------------  ------------
SA Fixed Income Fund....................    $24,316,558    $76,386,868
SA U.S. Market Fund.....................             --        565,075
SA U.S. HBtM Fund.......................             --     10,543,453
SA U.S. Small Company Fund..............             --      2,946,151
SA International HBtM Fund..............             --     12,438,308
SA International Small Company Fund.....            N/A            N/A

    N/A -- Refer to the Master Fund's financial statements.

4.  PROXY VOTING POLICIES AND PROCEDURES

    A description of the policies and procedures that are used by the Funds' investment sub-adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling
(800) 366-7266. Information regarding how the investment sub-adviser votes these proxies will become available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov when the Funds file their first report on Form N-PX which is due by August 31, 2004 covering the Funds' proxy voting record for the 12-month period ending June 30, 2004.

     SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedule of Investments -- December 31, 2003 (Unaudited)..............     71

Schedule of Investments -- November 30, 2003..........................     72

Statement of Assets and Liabilities -- December 31, 2003
 (Unaudited)..........................................................     73

Statement of Assets and Liabilities -- November 30, 2003..............     74

Statement of Operations...............................................     75

Statements of Changes in Net Assets...................................     76

Financial Highlights..................................................     77

Notes to Financial Statements.........................................     78

Report of Independent Certified Public Accountants....................     82

Fund Management.......................................................    168

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2003
                                  (UNAUDITED)

                                                                       VALUE
                                                                       -----
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (26.6%) (Cost $267,582,745)......       $  278,469,777
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (13.0%) (Cost
  $115,554,951).............................................          135,112,093
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (20.0%) (Cost
  $164,445,660).............................................          207,190,724
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (40.3%) (Cost
  $292,510,532).............................................          420,342,140
Temporary Cash Investments (0.1%) Repurchase Agreement, PNC
  Capital Markets Inc. 0.80%, 01/02/04 (Collateralized by
  $1,544,000 FNMA Discount Notes 1.03%, 02/25/04, valued
  at $1,541,684) to be repurchased at $1,518,087 (Cost
  $1,518,000)...............................................            1,518,000
                                                                   --------------
    Total Investments (100%) (Cost $841,611,888)++..........       $1,042,632,734
                                                                   ==============

--------------
++The cost for federal income tax purposes is $843,436,303.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2003

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (26.8%) (Cost $247,518,637)......       $244,017,796
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (14.0%) (Cost
  $111,457,252).............................................        127,432,216
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (15.3%) (Cost
  $105,088,482).............................................        138,605,642
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (43.6%) (Cost
  $292,806,851).............................................        396,264,638
Temporary Cash Investments (0.3%) Repurchase Agreement, PNC
  Capital Markets Inc. 0.82%, 12/01/03 (Collateralized by
  $2,898,000 FHLB Notes 1.875%, 02/15/05, valued at
  $2,919,735) to be repurchased at $2,876,197 (Cost
  $2,876,000)...............................................          2,876,000
                                                                   ------------
    Total Investments (100%) (Cost $759,747,222)++..........       $909,196,292
                                                                   ============

--------------
 +See Note B to Financial Statements
++The cost for federal income tax purposes is $761,571,637

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $841,612)..............  $1,042,633
Cash..............................................          15
Prepaid Expenses and Other Assets.................          27
                                                    ----------
    Total Assets..................................   1,042,675
                                                    ----------

LIABILITIES:
Payable to Advisor................................         319
Accrued Expenses and Other Liabilities............          29
                                                    ----------
    Total Liabilities.............................         348
                                                    ----------
NET ASSETS........................................  $1,042,327
                                                    ==========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)........................  91,112,747
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    11.44
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  843,741
Accumulated Net Investment Income (Loss)..........      (2,750)
Accumulated Net Realized Gain (Loss)..............         341
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................         (65)
Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency......     201,021
Unrealized Net Foreign Exchange Gain (Loss).......          39
                                                    ----------
    Total Net Assets..............................  $1,042,327
                                                    ==========

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $759,747)..............  $  909,196
Cash..............................................          16
Receivable for Fund Shares Sold...................       1,156
Prepaid Expenses and Other Assets.................          20
                                                    ----------
    Total Assets..................................     910,388
                                                    ----------

LIABILITIES:
Payables:
    Fund Shares Redeemed..........................         171
    Due to Advisor................................         298
Accrued Expenses and Other Liabilities............          32
                                                    ----------
    Total Liabilities.............................         501
                                                    ----------
NET ASSETS........................................  $  909,887
                                                    ==========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)........................  82,731,629
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    11.00
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  749,865
Accumulated Net Investment Income (Loss)..........      11,283
Accumulated Net Realized Gain (Loss)..............      (1,208)
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................         309
Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency......     149,449
Unrealized Net Foreign Exchange Gain (Loss).......         189
                                                    ----------
    Total Net Assets..............................  $  909,887
                                                    ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $1,642).......................................  $15,561
  Interest........................................      299
  Income from Securities Lending..................    1,152
  Expenses Allocated From Master Funds............   (1,841)
                                                    -------
        Total Investment Income...................   15,171
                                                    -------
EXPENSES
  Administrative Services.........................    2,535
  Accounting & Transfer Agent Fees................       35
  Legal Fees......................................       15
  Audit Fees......................................        3
  Filing Fees.....................................       34
  Shareholders' Reports...........................       32
  Directors' Fees and Expenses....................       11
                                                    -------
        Total Expenses............................    2,665
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................   12,506
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   10,185
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................      309
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................  249,662
  Translation of Foreign Currency Denominated
    Amounts.......................................      102
                                                    -------

    NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY.....................................  260,258
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $272,764
                                                    =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                             YEAR         YEAR
                                             ENDED        ENDED
                                           NOV. 30,     NOV. 30,
                                             2003         2002
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  12,506    $  7,813
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      10,185         305
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         309         222
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....     249,662     (19,049)
  Translation of Foreign Currency
    Denominated Amounts.................         102         123
                                           ---------    --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     272,764     (10,586)
                                           ---------    --------
Distributions From:
  Net Investment Income.................      (8,564)     (6,930)
                                           ---------    --------
        Total Distributions.............      (8,564)     (6,930)
                                           ---------    --------
Capital Share Transactions (1):
  Shares Issued.........................     281,724     218,575
  Shares Issued in Lieu of Cash
    Distributions.......................       8,551       6,917
  Shares Redeemed.......................    (109,166)    (99,598)
                                           ---------    --------
        Net Increase (Decrease) From
          Capital Shares Transactions...     181,109     125,894
                                           ---------    --------
        Total Increase (Decrease).......     445,309     108,378
NET ASSETS
  Beginning of Period...................     464,578     356,200
                                           ---------    --------
  End of Period.........................   $ 909,887    $464,578
                                           =========    ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      31,592      28,394
    Shares Issued in Lieu of Cash
      Distributions.....................       1,199         948
    Shares Redeemed.....................     (12,776)    (13,054)
                                           ---------    --------
                                              20,015     (16,288)
                                           =========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED     ENDED     ENDED
                           NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                             2003      2002      2001      2000      1999
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $   7.41  $   7.67  $   8.49  $   9.13  $   7.82
                           --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............      0.16      0.14      0.15      0.17      0.15
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      3.57     (0.25)    (0.67)    (0.62)     1.31
                           --------  --------  --------  --------  --------
  Total From Investment
    Operations...........      3.73     (0.11)    (0.52)    (0.45)     1.46
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............     (0.14)    (0.15)    (0.17)    (0.19)    (0.15)
  Net Realized Gains.....        --        --     (0.13)       --        --
                           --------  --------  --------  --------  --------
  Total Distributions....     (0.14)    (0.15)    (0.30)    (0.19)    (0.15)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  11.00  $   7.41  $   7.67  $   8.49  $   9.13
                           ========  ========  ========  ========  ========
Total Return.............     51.28%    (1.39)%    (6.36)%    (5.01)%    19.07%

Net Assets, End of Period
  (thousands)............  $909,887  $464,578  $356,200  $309,060  $250,442
Ratio of Expenses to
  Average Net Assets
  (1)....................      0.71%     0.71%     0.72%     0.71%     0.75%
Ratio of Net Investment
  Income to Average Net
  Assets.................      1.97%     1.83%     2.02%     2.10%     1.76%
Portfolio Turnover
  Rate...................       N/A       N/A       N/A       N/A       N/A

--------------

(1) Represents the combined ratios for the portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 2003

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's forty portfolios (the "Portfolio") is included in this report. Of the remaining thirty-nine portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-nine are presented in separate reports, and four have not commenced operations.

    The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                    PERCENTAGE
                                                                                     OWNERSHIP
PORTFOLIO (FEEDER FUND)                            SERIES (MASTER FUNDS)            AT 11/30/03
----------------------------------------  ----------------------------------------  -----------
International Small Company Portfolio     The Japanese Small Company Series              86%
                                          The Pacific Rim Small Company Series           81%
                                          The United Kingdom Small Company Series        86%
                                          The Continental Small Company Series           88%

    The Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Funds.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $9,228.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

    The Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. At any time that the direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, exclusive of the indirect expenses of the Master Funds, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, there were no waived fees subject to future reimbursement.

    Certain officers of the Portfolio are also officers, and shareholders of the Advisor.

D. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributed earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation.................  $151,739
    Gross Unrealized Depreciation.................   (4,114)
                                                    -------
      Net.........................................  $147,625
                                                    =======

    At November 30, 2003, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $2,088,000 of which $1,816,000 and $272,000 will expire on November 30, 2009 and November 30, 2010, respectively.

    During the year ended November 30, 2003, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the approximate amount of $10,052,000.

    During the year ended November 30, 2003, the Portfolio realized net foreign currency gains, which increased distributable net income for tax purposes; accordingly gains in the amount of $309,404 have been reclassified from accumulated net realized gains to accumulated net investment income.

    Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Portfolio had unrealized appreciation (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                          MARK TO MARKET  REALIZED GAINS
                                          --------------  --------------
    International Small Company
      Portfolio.........................    $1,824,415      $1,016,120

E. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 28, 2003.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit during the year ended November 30, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

G. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fee for the Portfolio was 0.675% of the net asset value of its shares and were recorded as an addition to paid-in capital. Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF INTERNATIONAL SMALL COMPANY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

       SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                       THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedules of Investments -- December 31, 2003 (Unaudited)
  The Japanese Small Company Series...................................     84
  The Pacific Rim Small Company Series................................     93
  The United Kingdom Small Company Series.............................    101
  The Continental Small Company Series................................    107

Schedules of Investments -- November 30, 2003
  The Japanese Small Company Series...................................    120
  The Pacific Rim Small Company Series................................    130
  The United Kingdom Small Company Series.............................    138
  The Continental Small Company Series................................    143

Statements of Assets and Liabilities -- December 31, 2003
 (Unaudited)..........................................................    157

Statements of Assets and Liabilities -- November 30, 2003.............    158

Statements of Operations..............................................    159

Statements of Changes in Net Assets...................................    160

Financial Highlights..................................................    161

Notes to Financial Statements.........................................    163

Report of Independent Certified Public Accountants....................    167

Fund Management.......................................................    168

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003
                                  (UNAUDITED)

                                          SHARES       VALUE+
                                          ------       ------
JAPAN -- (75.8%)
COMMON STOCKS -- (75.3%)
 *A&A Material Corp.....................  64,000    $     41,803
 ABILIT Corp............................  22,000         112,084
 ADVANEX, Inc...........................  78,000         363,908
 *AOC Holdings, Inc.....................  90,300         414,553
 AOI Electronics Co., Ltd...............  11,600         159,220
 Achilles Corp..........................  549,000        696,687
 Aderans Co., Ltd.......................   2,850          45,980
 Advan Co., Ltd.........................  36,000         313,073
 Ahresty Corp...........................  19,000          98,750
 Aichi Bank, Ltd........................  13,200         783,354
 #*Aichi Corp...........................  100,100        355,865
 *Aichi Machine Industry Co., Ltd.......  112,000        327,106
 Aichi Tokei Denki Co., Ltd.............  67,000         168,797
 Aida Engineering, Ltd..................  98,000         344,742
 Aigan Co., Ltd.........................  25,500         146,571
 Aiphone Co., Ltd.......................  27,400         440,773
 Airport Facilities Co., Ltd............  79,970         305,941
 Airtech Japan, Ltd.....................   6,000          37,007
 Aisan Industry Co., Ltd................  64,000         586,433
 *Akai Electric Co., Ltd................  363,000          3,387
 #*Akebono Brake Industry Co., Ltd......  141,000        547,317
 Allied Material Corp...................  32,200         402,613
 #Allied Telesis KK.....................   8,000         138,098
 Aloka Co., Ltd.........................  43,000         342,652
 Alpha Systems Inc......................  16,300         304,950
 Alps Logistics Co., Ltd................  21,000         360,549
 Altech Co., Ltd........................  14,000          56,564
 Amano Corp.............................  104,000        754,017
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................  24,000         244,098
 Ando Corp..............................  120,000        182,514
 Anest Iwata Corp.......................  74,000         139,479
 Anrakutei Co., Ltd.....................  24,000         156,760
 Aoi Advertising Promotion, Inc.........  14,000         100,718
 Aoki International Co., Ltd............  61,200         461,984
 *Apic Yamada Corp......................   7,000          22,861
 *Arai-Gumi, Ltd........................  34,450          45,003
 Arakawa Chemical Industries, Ltd.......  17,500         191,541
 *Araya Industrial Co., Ltd.............  84,000          94,840
 Argo 21 Corp...........................  13,200          99,151
 Aronkasei Co., Ltd.....................  53,000         160,231
 As One Corp............................  18,700         332,402
 #Asahi Denka Kogyo KK..................  169,000      1,220,547
 #Asahi Diamond Industrial Co., Ltd.....  99,000         503,452
 Asahi Kogyosha Co., Ltd................  48,000         135,262
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................  123,000        299,552
 Asahi Pretec Corp......................  26,100         213,096
 #*Asahi Soft Drinks Co., Ltd...........  69,000         367,631
 *Asahi Tec Corp........................  86,000         122,777
 *Asahi Techno Glass Corp...............  79,000         256,527
 Asanuma Corp...........................  96,000         135,262
 #Ashimori Industry Co., Ltd............  84,000         155,193
 Asia Air Survey Co., Ltd...............   6,000          12,653
 Asia Securities Printing Co., Ltd......  16,000          89,577
 Asics Corp.............................  333,000        658,729
 Asunaro Construction., Ltd.............  29,000         106,616
 Ataka Constuction & Engineering Co.,
   Ltd..................................  18,000          65,671
 Atom Corp..............................  12,600         157,427
                                          SHARES       VALUE+
                                          ------       ------
 Atsugi Co., Ltd........................  258,000   $    204,628
 #Aucnet, Inc...........................  15,000         180,554
 *Azel Corp., Tokyo.....................  89,000          83,876
 *BSL Corp..............................  118,000         68,265
 Bando Chemical Industries, Ltd.........  213,000        641,961
 Bank of Okinawa, Ltd...................  24,300         454,619
 Bank of the Ryukyus, Ltd...............  34,880         460,206
 Best Denki Co., Ltd....................  153,000        598,180
 Bull Dog Sauce Co., Ltd................  15,000         108,612
 Bunka Shutter Co., Ltd.................  134,000        576,411
 #CAC Corp..............................  31,100         226,351
 CFS Corp...............................  41,000         285,014
 CKD Corp...............................  113,000        672,707
 #CMK Corp..............................  62,000         736,456
 CTI Engineering Co., Ltd...............  19,000          91,481
 Cabin Co., Ltd.........................  67,000          90,650
 #Calpis Co., Ltd.......................  115,000        584,819
 Canon Electronics, Inc.................  40,000         515,070
 Canon Finetech, Inc....................  56,070         742,403
 *Catena Corp...........................  18,000          41,318
 #*Cats, Inc............................  15,400          22,704
 #Cecile Co., Ltd.......................  48,800         430,762
 Central Finance Co., Ltd...............  180,000        666,791
 Central Security Patrols Co., Ltd......  12,000          79,164
 Cesar Co...............................  79,000             737
 *Chiba Kogyo Bank, Ltd.................  53,200         298,837
 #Chino Corp............................  70,000         207,054
 *Chinon Industries, Inc................  16,000          35,831
 Chiyoda Co., Ltd.......................  58,000         636,988
 Chofu Seisakusho Co., Ltd..............  43,500         680,690
 *Chori Co., Ltd........................  175,000        179,621
 Chuetsu Pulp and Paper Co., Ltd........  145,000        338,248
 *Chugai Mining Co., Ltd................  117,000         76,421
 #Chugai Ro Co., Ltd....................  139,000        291,826
 #Chugoku Marine Paints, Ltd............  111,000        680,480
 #Chugokukogyo Co., Ltd.................  45,000          85,658
 Chuo Denki Kogyo co., Ltd..............  19,000          28,366
 Chuo Gyorui Co., Ltd...................  35,000          56,172
 Chuo Spring Co., Ltd., Nagoya..........  80,000         309,042
 #*Clarion Co., Ltd.....................  587,000      1,040,683
 Cleanup Corp...........................  71,000         962,611
 *Co-Op Chemical Co., Ltd...............  80,000          59,718
 Coca Cola Central Japan Co., Ltd.......     112         657,348
 #Colowide Co., Ltd.....................  14,000         118,093
 #*Columbia Music Entertainment, Inc....  134,000        137,538
 Commuture Corp.........................  53,202         311,756
 Computer Engineering & Consulting,
   Ltd..................................  25,000         235,374
 Comsys Holdings Corp...................   4,350          27,845
 Corona Corp............................  38,600         570,878
 #Cosel Co., Ltd........................  27,000         633,619
 Create Medic Co., Ltd..................   7,000          42,129
 Credia Co., Ltd........................  14,000         148,922
 Cresco, Ltd............................   7,000          74,265
 *D&M Holdings, Inc.....................  114,000        409,536
 *D'urban, Inc..........................  114,000        123,393
 DC Co., Ltd............................  33,000          71,746
 DTS Corp...............................  15,800         289,993
 #Dai Nippon Toryo, Ltd.................  193,000        255,725
 Daibiru Corp...........................  29,000         152,617
 Dai-Dan Co., Ltd.......................  57,000         257,955
 Daido Kogyo Co., Ltd...................  60,000          97,975

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Daidoh, Ltd............................  54,000    $    354,222
 Daifuku Co., Ltd.......................  141,000        630,204
 Daihen Corp............................  168,000        269,628
 #Daiho Corp............................  96,000         148,698
 Dai-Ichi Jitsugyo Co., Ltd.............  80,000         220,957
 *Dai-Ichi Katei Denki Co., Ltd.........  91,000             849
 Dai-Ichi Kogyo Seiyaku Co., Ltd........  47,000         122,357
 Daiken Corp............................  195,000        704,162
 #Daiki Co., Ltd........................  31,000         371,699
 Daiko Clearing Services Corp...........   6,000          20,603
 #*Daikyo, Inc..........................  444,000        799,589
 Daimei Telecom Engineering Corp........  51,000         215,097
 Dainichi Co., Ltd......................  15,200          69,639
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............  163,000        562,751
 Dainippon Shigyo Co., Ltd..............  16,000          75,245
 #Daiseki Co., Ltd......................  26,400         360,392
 #Daiso Co., Ltd........................  112,000        275,898
 #*Daisue Construction Co., Ltd.........  92,500          71,639
 Daisyo Corp............................  24,000         224,391
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................  42,000          27,825
 Daiwa Industries, Ltd..................  64,000         182,141
 Daiwa Kosho Lease Co., Ltd.............  181,000        670,495
 #*Daiwa Seiko, Inc.....................  145,000        150,182
 Daiwabo Co., Ltd.......................  162,000        170,813
 Daiwabo Information System Co., Ltd....  22,000         180,648
 Danto Corp.............................  42,000         142,260
 Denki Kogyo Co., Ltd...................  95,000         359,009
 #*Denny's Japan Co., Ltd...............  48,000         812,914
 Densei-Lambda KK.......................  26,484         194,732
 #Denyo Co., Ltd........................  38,000         176,934
 *Descente, Ltd.........................  95,000         188,812
 *Dia Kensetsu Co., Ltd.................  31,000          32,976
 Diamond Computer Service Co., Ltd......  18,000         106,653
 *Dijet Industrial Co., Ltd.............  34,000          44,415
 Doshisha Co., Ltd......................  15,000         342,913
 #*Doutor Coffee Co., Ltd...............  28,400         442,019
 *Dynic Corp............................  52,000          87,823
 Eagle Industry Co., Ltd................  78,000         374,825
 *Econach Co., Ltd......................  26,000           9,219
 *Eco-Tech Construction Co., Ltd........  138,000         39,918
 #Edion Corp............................  112,316      1,051,161
 Ehime Bank, Ltd........................  133,000        510,059
 #Eiken Chemical Co., Ltd...............  54,000         671,662
 Eikoh, Inc.............................   8,000          41,056
 Elna Co., Ltd..........................  22,000          46,599
 Enplas Corp............................  18,000         566,017
 #*Enshu, Ltd...........................  69,000         108,165
 Ensuiko Sugar Refining Co., Ltd........  51,000          98,031
 #Exedy Corp............................  71,000         889,736
 #*FDK Corp.............................  105,000        211,626
 FP Corp................................  38,800         669,415
 *Fine Sinter Co., Ltd..................  18,000          54,418
 *First Baking Co., Ltd.................  67,000          80,022
 Foster Electric Co., Ltd...............  32,000         117,943
 France Bed Co., Ltd....................  193,000        513,250
 #*Fudo Construction Co., Ltd...........  201,000        157,544
 Fuji Kiko Co., Ltd.....................  51,000         140,384
 #*Fuji Kosan Co., Ltd..................  130,000         92,190
 Fuji Kyuko Co., Ltd....................  132,000        497,602
 #*Fuji Spinning Co., Ltd., Tokyo.......  163,000        147,532
 Fujicco Co., Ltd.......................  42,000         406,009
 *Fujii & Co., Ltd......................  44,000             411
 *Fujiko Co., Ltd.......................  55,000           1,026
 Fujikura Kasei Co., Ltd................  43,000         308,547
 Fujikura Rubber, Ltd...................  34,000         196,697
                                          SHARES       VALUE+
                                          ------       ------
 #Fujirebio, Inc........................  75,000    $    864,281
 #Fujita Kanko, Inc.....................  147,000        508,883
 #Fujitec Co., Ltd......................  126,000        543,174
 Fujitsu Access, Ltd....................  36,000         195,167
 Fujitsu Business Systems, Ltd..........  32,500         394,840
 Fujitsu Devices, Inc...................  32,000         270,225
 Fujitsu Fronttec, Ltd..................  29,000         292,517
 *Fujitsu General, Ltd..................  129,000        368,331
 #*Fujiya Co., Ltd......................  190,000        235,794
 Fukuda Corp............................  65,000         246,851
 Fukushima Bank, Ltd....................  213,000        294,149
 *Fukusuke Corp.........................  95,000             886
 *Fumakilla, Ltd........................  24,000          30,008
 *Furukawa Battery Co., Ltd.............  45,000          79,360
 #*Furukawa Co., Ltd....................  405,000        510,171
 Fuso Lexel Inc.........................  17,000         129,756
 #Fuso Pharmaceutical Industries, Ltd...  114,000        371,242
 *GSI Creoss Corp.......................  90,000         167,957
 *Ga-jo-en Kanko KK.....................  37,000               0
 *Gakken Co., Ltd.......................  126,000        164,598
 *Generas Corp..........................  64,000          27,470
 #Genki Sushi Co., Ltd..................   7,500         103,924
 Geostar Corp...........................  10,000          33,591
 Global-Dining, Inc.....................   6,200          34,885
 #*Godo Steel, Ltd......................  199,000        371,373
 *Goldwin, Inc..........................  47,000          54,819
 #Gourmet Kineya Co., Ltd...............  31,000         247,028
 *Graphtec Corp.........................  39,000          41,485
 *Gro-BeLS Co., Ltd.....................  40,000          38,444
 Gun-Ei Chemical Industry Co., Ltd......  127,000        269,003
 Hagoromo Foods Corp....................  18,000         165,606
 Hakuto Co., Ltd........................  29,200         353,114
 Hakuyosha Co., Ltd.....................  57,000         159,560
 Haltec Corp............................  32,000          50,760
 *Hamai Co., Ltd........................  22,000          21,760
 Hanwa Co., Ltd.........................  405,000        974,993
 Happinet Corp..........................  15,000         123,029
 Harashin Co., Ltd......................  14,100         113,147
 Harima Chemicals, Inc..................  37,000         215,433
 Haruyama Trading Co., Ltd..............  16,800         176,982
 *Hayashikane Sangyo Co., Ltd...........  128,000        118,242
 Hibiya Engineering, Ltd................  56,000         407,577
 *Higashi-Nippon Bank, Ltd..............  147,000        356,630
 Hisaka Works, Ltd......................  41,000         221,890
 Hitachi Business Solution Co., Ltd.....  17,300         123,814
 Hitachi Kiden Kogyo, Ltd...............  20,000          66,436
 Hitachi Koki Co., Ltd..................  153,000        785,201
 Hitachi Kokusai Electric, Inc..........  76,000         525,483
 Hitachi Medical Corp...................  53,000         672,576
 Hitachi Metals Techno, Ltd.............  12,000          31,352
 Hitachi Plant Engineering &
   Construction Co., Ltd................  146,000        479,537
 Hitachi Powdered Metal Co., Ltd........  46,000         271,270
 Hitachi Tool Engineering, Ltd..........  30,000         142,764
 Hochiki Corp...........................  42,000         173,220
 #*Hodogaya Chemical Co., Ltd...........  100,000        229,542
 *Hohsui Corp...........................  56,000          46,506
 Hokkai Can Co., Ltd., Tokyo............  83,000         190,520
 #*Hokkaido Bank, Ltd...................  505,000        518,335
 Hokkaido Coca Cola Bottling Co., Ltd...  34,000         194,476
 Hokkaido Gas Co., Ltd..................  87,000         214,314
 Hokko Chemical Industry Co., Ltd.......  41,000         135,047
 Hokuetsu Bank..........................  273,000        540,039
 *Hokuriku Electric Industry Co.,
   Ltd..................................  112,000        183,932
 Hokuriku Electrical Construction Co.,
   Ltd..................................  36,000          93,720
 Hokuriku Gas Co., Ltd..................  64,000         188,112

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Hokushin Co., Ltd.....................  39,900    $     42,443
 #Hokuto Corp...........................  41,600         535,672
 Homac Corp.............................  60,000         445,087
 Honshu Chemical Industry Co., Ltd......   7,000          32,658
 #Horiba, Ltd...........................  54,000         604,143
 Horipro, Inc...........................  16,000         103,760
 *Hosokawa Micron Corp..................  40,000         153,028
 #*Howa Machinery, Ltd..................  181,000        190,846
 I-Net Corp.............................  12,000          40,198
 ISE Chemicals Corp.....................  17,000          56,154
 *Ichida and Co., Ltd...................  23,400          18,341
 Ichikawa Co., Ltd......................  49,000         134,879
 *Ichiken Co., Ltd......................  48,000          43,445
 Ichikoh Industries, Ltd................  141,000        285,500
 Ichiyoshi Securities Co., Ltd..........  54,000         248,409
 Icom, Inc..............................  19,500         369,366
 Idec Izumi Corp........................  47,000         294,709
 Ihara Chemical Industry Co., Ltd.......  80,000         150,042
 Iino Kaiun Kaisha, Ltd.................  161,000        533,312
 #*Ikegami Tsushinki Co., Ltd...........  102,000        205,580
 Impact 21 Co., Ltd.....................  23,900         458,286
 #*Impress Corp.........................     178         182,700
 Inaba Denki Sangyo Co., Ltd............  38,000         567,678
 #Inaba Seisa Kusho Co., Ltd............  18,700         273,075
 Inabata and Co., Ltd., Osaka...........  70,000         395,167
 Inageya Co., Ltd.......................  77,000         717,766
 Ines Corp..............................  64,900         591,046
 #Information Services International-
   Dentsu, Ltd..........................  42,900         469,150
 Intec, Inc.............................  51,000         329,784
 *Inui Steamship Co., Ltd...............  31,000          53,513
 #*Iseki & Co., Ltd.....................  279,000        752,365
 Ishii Hyoki Co., Ltd...................   3,600          32,584
 #*Ishii Iron Works Co., Ltd............  52,000          64,533
 #*Ishikawa Seisakusho, Ltd.............  75,000          83,979
 Ishikawajima Construction Materials
   Co., Ltd.............................  18,000          46,020
 Ishikawajima Transport Machinery Co.,
   Ltd..................................  16,000          33,591
 *Ishizuka Glass Co., Ltd...............  49,000          83,671
 Itochu Enex Co., Ltd...................  119,000        545,199
 Itochu Shokuh Co., Ltd.................  17,100         537,716
 Itoki Crebio Corp......................  56,000         121,228
 Iwaki & Co., Ltd.......................  19,000          42,549
 #Iwasaki Electric Co., Ltd.............  110,000        302,790
 *Iwatani International Corp............  313,000        604,563
 #*Iwatsu Electric Co., Ltd.............  145,000        338,248
 *Izuhakone Railway Co., Ltd............     300          36,391
 *Izukyu Corp...........................   7,700         102,025
 Izumiya Co., Ltd.......................  123,000        612,877
 #*Izutsuya Co., Ltd....................  123,000        215,769
 J-Oil Mills, Inc.......................  224,000        399,216
 JFE Koken Corp.........................  47,000         219,278
 JMS Co., Ltd...........................  49,000         132,593
 *Jac Holdings Co., Ltd.................  11,000          28,739
 Jaccs Co., Ltd.........................  207,000        762,947
 Jamco Corp.............................  18,000          51,227
 #*Janome Sewing Machine Co., Ltd.......  224,000        238,276
 Japan Business Computer Co., Ltd.......  34,000         223,029
 #Japan Carlit Co., Ltd.................  28,000         195,950
 Japan Cash Machine Co., Ltd............  24,000         633,759
 Japan Digital Laboratory Co., Ltd......  41,000         433,452
 #Japan Foundation Engineering Co.,
   Ltd..................................  49,200         105,589
 Japan Information Processing Service
   Co., Ltd.............................  26,000         203,546
 Japan Kenzai Co., Ltd..................  30,400         178,139
                                          SHARES       VALUE+
                                          ------       ------
 Japan Maintenance Co., Ltd.............  27,000    $    117,402
 Japan Medical Dynamic Marketing Inc....  18,700         213,749
 Japan Oil Transportation Co., Ltd......  45,000          88,598
 #Japan Pulp and Paper Co., Ltd.........  179,000        636,363
 *Japan Radio Co., Ltd..................  24,000         117,122
 *Japan Servo Co., Ltd..................  24,000          43,893
 Japan Steel Tower Co., Ltd.............  19,000          28,189
 *Japan Steel Works, Ltd................  461,000        572,110
 #*Japan Storage Battery Co., Ltd.......  187,000        355,958
 Japan Transcity Corp...................  79,000         180,601
 #Japan Vilene Co., Ltd.................  101,000        399,589
 Japan Wool Textile Co., Ltd............  138,000        612,933
 Jastec Co., Ltd........................   8,000         119,436
 Jeans Mate Corp........................  12,740         114,121
 #*Jeol, Ltd............................  97,000         674,303
 *Jidosha Denki Kogyo Co., Ltd..........  34,000          55,202
 Joban Kosan Co., Ltd...................  101,000        133,825
 Joint Corp.............................  24,900         323,884
 #*Joshin Denki Co., Ltd................  98,000         259,700
 #Jsp Corp..............................  29,000         262,210
 #*Jujiya Co., Ltd......................  202,000        113,091
 *Juki Corp.............................  153,000        516,805
 *Jyomo Co., Ltd........................  48,000          46,580
 K.R.S. Corp............................  10,600         120,965
 Kabuki-Za Co., Ltd.....................  15,000         565,457
 Kadokawa Holdings, Inc.................  27,000         720,537
 #Kaga Electronics Co., Ltd.............  33,000         574,275
 Kagawa Bank, Ltd.......................  96,350         497,169
 Kahma Co., Ltd.........................  46,000         493,608
 #Kaken Pharmaceutical Co., Ltd.........  118,000        592,367
 *Kakuei (L.) Corp......................  100,000            933
 *Kamagai Gumi Co., Ltd.................  87,800         128,624
 Kameda Seika Co., Ltd..................  27,000         186,433
 Kamei Corp.............................  47,000         244,714
 Kanaden Corp...........................  43,000         202,622
 Kanagawa Chuo Kotsu Co., Ltd...........  90,000         585,332
 Kanamoto Co., Ltd......................  43,000         183,764
 *Kanebo, Ltd...........................  620,000        624,802
 *Kanematsu Corp........................  402,500        630,960
 Kanematsu Electronics, Ltd.............  38,000         453,504
 *Kanematsu-NNK Corp....................  60,000         124,289
 Kanto Auto Works, Ltd., Yokosuka.......  78,000         754,017
 #Kanto Denka Kogyo Co., Ltd............  83,000         357,805
 Kanto Natural Gas Development Co.,
   Ltd..................................  104,000        500,737
 #*Kanto Tsukuba Bank, Ltd..............  19,100         104,794
 Kasai Kogyo Co., Ltd...................  28,000          67,407
 Kasei (C.I.) Co., Ltd..................  46,000         157,955
 #Kasumi Co., Ltd.......................  132,000        638,014
 Katakura Chikkarin Co., Ltd............  17,000          44,733
 #Katakura Industries Co., Ltd..........  49,000         320,052
 Kato Sangyo Co., Ltd...................  51,000         478,259
 #Kato Works Co., Ltd...................  82,000         170,626
 *Katsumura Construction Co., Ltd.......  48,600          47,616
 Kawada Industries, Inc.................  76,000         159,560
 #*Kawai Musical Instruments
   Manufacturing Co., Ltd...............  99,000         130,251
 *Kawasaki Kasei Chemicals, Ltd.........  36,000          26,201
 Kawashima Textile Manufacturers,
   Ltd..................................  126,000        141,084
 *Kawasho Corp..........................  549,000        983,559
 Kawasho Gecoss Corp....................  45,000         169,217
 Kawasumi Laboratories, Inc.............  26,000         156,238
 *Kawatetsu Systems, Inc................     112         164,076
 #Keihin Co., Ltd.......................  100,000        158,626
 Keiiyu Co., Ltd........................   7,300          54,084

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Keiyo Co., Ltd.........................  139,900   $    570,461
 Kentucky Fried Chicken Japan, Ltd......  36,000         653,019
 *Kenwood Corp..........................  382,000      1,026,556
 #Key Coffee, Inc.......................  33,000         454,493
 Kibun Food Chemifa Co., Ltd............  35,000         452,645
 *Kimmon Manufacturing Co., Ltd.........  41,000          36,727
 *Kimura Chemical Plants Co., Ltd.......  27,000          34,767
 Kinki Coca-Cola Bottling Co., Ltd......  86,000         623,514
 *Kinki Nippon Tourist Co., Ltd.........  133,000        309,014
 Kinki Sharyo Co., Ltd., Nagaokakyo.....  101,000        274,247
 #*Kinsho Corp..........................  21,000          39,778
 #*Kinugawa Rubber Industrial Co.,
   Ltd..................................  83,000         156,443
 Kioritz Corp...........................  96,000         171,988
 #Kishu Paper Co., Ltd..................  125,000        206,448
 Kisoji Co., Ltd........................  27,500         353,340
 #*Kitagawa Iron Works Co., Ltd.........  124,000        187,441
 Kita-Nippon Bank, Ltd..................   9,906         447,374
 Kitano Construction Corp...............  97,000         156,583
 Kitazawa Sangyo Co., Ltd...............  17,500          33,312
 Kitz Corp..............................  234,000        327,517
 Koa Corp...............................  58,000         431,333
 #Koatsu Gas Kogyo Co., Ltd.............  78,000         250,369
 Kobayashi Yoko Co., Ltd................  11,800         244,985
 Kodensha Co., Ltd......................  14,000          36,577
 Koekisha Co., Ltd......................   7,300         168,587
 #Kohnan Shoji Co., Ltd.................  20,500         314,090
 Kohsoku Corp...........................   6,700          48,889
 Koike Sanso Kogyo Co., Ltd.............  30,000          36,951
 Koito Industries, Ltd..................  50,000         158,626
 #Kojima Co., Ltd.......................  40,000         247,831
 *Kokune Corp...........................  42,000             392
 Kokusai Kogyo Co., Ltd.................  47,000         148,670
 Komai Tekko, Inc.......................  53,000         107,810
 *Komatsu Electronics Metals Co., Ltd...  39,600         335,142
 Komatsu Seiren Co., Ltd................  53,000         133,526
 Komatsu Wall Industry Co., Ltd.........  14,000         190,725
 Konaka Co., Ltd........................  29,700         240,826
 Konami Sports Corp.....................  35,300         573,127
 Kondotec, Inc..........................  12,500          61,234
 Konishi Co., Ltd.......................  28,000         238,798
 Kosaido Co., Ltd.......................  34,000         319,156
 #*Kosei Securities Co., Ltd............  137,000        278,679
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................  108,000        167,286
 Kurabo Industries, Ltd.................  306,000        459,700
 #Kurimoto, Ltd.........................  166,000        320,631
 #Kuroda Electric Co., Ltd..............  25,100         803,331
 Kurosaki Harima Corp...................  96,000         130,783
 Kyoden Co., Ltd........................  68,000         342,633
 Kyodo Printing Co., Ltd................  112,000        325,016
 #Kyodo Shiryo Co., Ltd.................  145,000        162,359
 Kyoei Sangyo Co., Ltd..................  44,000         107,157
 #Kyoei Tanker Co., Ltd.................  53,000         109,294
 Kyokuto Boeki Kaisha, Ltd..............  36,000          84,986
 Kyokuto Kaihatsu Kogyo Co., Ltd........  38,300         321,639
 Kyokuyo Co., Ltd.......................  167,000        263,348
 #Kyoritsu Maintenance Co., Ltd.........  15,400         246,440
 Kyosan Electric Manufacturing Co.,
   Ltd..................................  78,000         260,558
 Kyoto Kimono Yuzen Co., Ltd............     108         219,688
 Kyowa Electronic Instruments Co.,
   Ltd..................................  30,000          69,422
 Kyowa Leather Cloth Co., Ltd...........  32,000         156,163
 Kyudenko Corp..........................  103,000        422,880
 Kyushu-Shinwa Holdings, Inc............  147,000        299,020
 #Laox Co., Ltd.........................  21,000          40,170
 *Lonseal Corp..........................  18,000          13,269
                                          SHARES       VALUE+
                                          ------       ------
 #*Look, Inc............................  50,000    $    211,813
 #MR Max Corp...........................  56,300         178,613
 *Macnica, Inc..........................  25,700         738,602
 Maeda Road Construction Co., Ltd.......  121,000        639,041
 Maezawa Industries, Inc................  27,700         121,221
 Maezawa Kaisei Industries Co., Ltd.....  20,600         257,572
 Maezawa Kyuso Industries Co., Ltd......  19,000         141,831
 *Magara Construction Co., Ltd..........  61,000          52,935
 #Makino Milling Machine Co., Ltd.......  114,000        578,669
 *Mamiya-Op Co., Ltd....................  58,000          83,344
 Marche Corp............................   6,100          56,293
 Mars Engineering Corp..................  16,600         758,981
 Marubeni Construction Material Lease
   Co., Ltd.............................  28,000          43,893
 Marubun Corp...........................  37,800         209,510
 Marudai Food Co., Ltd..................  164,000        276,980
 *Maruei Department Store Co., Ltd......  72,000          94,056
 Maruha Corp............................  434,000        575,049
 #*Maruishi Cycle Industries, Ltd.......  33,000          12,009
 #Marusan Securities Co., Ltd...........  106,000        554,875
 Maruwa Co., Ltd........................  13,000         146,170
 Maruwn Corp............................  44,000         106,746
 Maruya Co., Ltd........................  14,000         100,588
 Maruyama Manufacturing Co., Inc........  73,000          95,362
 #*Maruzen Co., Ltd.....................  179,000        263,898
 Maruzen Co., Ltd.......................  13,000          50,947
 Maruzen Showa Unyu Co., Ltd............  122,000        302,809
 Maspro Denkoh Corp.....................  27,000         271,839
 Matsuda Sangyo Co., Ltd................  27,000         184,417
 Matsui Construction Co., Ltd...........  40,000         119,063
 Matsuo Bridge Co., Ltd.................  37,000          95,288
 #Matsuya Co., Ltd......................  74,000         341,103
 Matsuya Foods Co., Ltd.................  23,000         451,759
 #Matsuzakaya Co., Ltd..................  189,077        740,994
 *Max Co., Ltd..........................  69,000         589,755
 #*Megachips Corp.......................  31,300         311,919
 #*Meidensha Corp.......................  378,050        797,231
 *Meiji Machine Co., Ltd................  55,000          41,056
 Meiji Shipping Co., Ltd................  47,000         153,494
 *Meisei Industrial Co., Ltd............  29,000          90,380
 #Meito Sangyo Co., Ltd.................  38,000         482,224
 Meito Transportation Co., Ltd..........   9,000          75,833
 Meiwa Estate Co., Ltd..................  34,000         288,700
 Meiwa Industry Co., Ltd................  15,000          34,851
 *Meiwa Trading Co., Ltd................  55,000          86,731
 Melco Holdings, Inc....................   9,000         262,853
 Mercian Corp...........................  212,000        451,022
 Mikuni Coca-Cola Bottling Co., Ltd.....  60,000         453,485
 #Milbon Co., Ltd.......................  13,200         351,647
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................  30,000         383,783
 Ministop Co., Ltd......................  36,700         556,133
 Mirai Group Co., Ltd...................  49,000          96,930
 Miroku Jyoho Service Co., Ltd..........  12,000          80,060
 *Misawa Homes Holdings, Inc............  262,900        333,623
 #Misawa Resort Co., Ltd................  68,000         148,474
 *Mito Securities Co., Ltd..............  88,000         220,883
 Mitsuba Corp...........................  47,000         191,210
 *Mitsubishi Cable Industries, Ltd......  241,000        249,613
 *Mitsubishi Kakoki Kaisha, Ltd.........  117,000        158,300
 #*Mitsubishi Paper Mills, Ltd..........  406,000        613,717
 Mitsubishi Pencil Co., Ltd.............  61,000         388,756
 #Mitsubishi Plastics, Inc..............  310,000        795,465
 Mitsubishi Shindoh Co., Ltd............  82,000         141,551
 #Mitsubishi Steel Manufacturing Co.,
   Ltd..................................  253,000        316,339
 Mitsuboshi Belting, Ltd................  153,000        478,259

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #Mitsui High-Tec, Inc..................  58,000    $    710,049
 Mitsui Home Co., Ltd...................  97,000         393,720
 *Mitsui Knowledge Industry Co., Ltd....  15,300         129,630
 #*Mitsui Matsushima Co., Ltd...........  90,000         113,371
 *Mitsui Mining Co., Ltd................  225,000        140,664
 #Mitsui Sugar Co., Ltd.................  116,000        224,055
 #Mitsui-Soko Co., Ltd..................  204,000        512,046
 Mitsumura Printing Co., Ltd............  49,000         233,181
 Mitsuuroko Co., Ltd....................  78,000         471,625
 Miura Co., Ltd.........................  52,100         718,034
 Miura Printing Corp....................  16,000          50,313
 Miyaji Engineering Group...............  90,000         133,526
 Miyazaki Bank, Ltd.....................  118,000        467,948
 #Miyoshi Oil & Fat Co., Ltd............  120,000        223,943
 #Miyuki Keori Co., Ltd.................  50,000         139,498
 Mizuno Corp............................  165,000        625,082
 *Momiji Holdings, Inc..................     258         498,330
 Morinaga & Co., Ltd....................  340,000        624,988
 *Morishita Jinton Co., Ltd.............  19,800          77,596
 Morita Corp............................  59,000         198,190
 #Moritex Corp..........................  15,000         131,567
 Morozoff, Ltd., Osaka..................  50,000          95,176
 Mory Industries, Inc...................  66,000         133,638
 Mos Food Services, Inc.................  47,000         420,136
 Moshi Moshi Hotline, Inc...............   7,250         543,902
 *Mutoh Industries, Ltd.................  61,000         170,188
 Mutow Co., Ltd.........................  38,000         146,795
 Myojo Foods Co., Ltd...................  51,000         171,317
 #NAC Co., Ltd..........................  13,000         100,439
 NEC Infrontia Corp.....................  167,000        433,200
 #NEC System Integration &
   Construction, Ltd....................  53,000         413,437
 #*NEC Tokin Corp.......................  137,000        728,655
 Nabtesco Corp..........................  210,000      1,389,288
 #Nachi-Fujikoshi Corp..................  433,000      1,018,158
 #Nagano Bank, Ltd......................  122,000        402,986
 *Nagano Japan Radio Co., Ltd...........  27,000          37,035
 #Nagatanien Co., Ltd...................  56,000         419,595
 *Naigai Co., Ltd.......................  109,000         73,229
 Nakabayashi Co., Ltd...................  76,000         117,720
 #Nakamuraya Co., Ltd...................  85,000         222,077
 #*Nakano Corp..........................  66,000          86,218
 *Nakayama Steel Works, Ltd.............  165,000        397,219
 Nakayo Telecommunications, Inc.........  16,000          61,958
 Neturen Co., Ltd., Tokyo...............  52,000         234,842
 New Japan Radio Co., Ltd...............  48,000         568,816
 Nichia Steel Works, Ltd................  52,900         147,095
 Nichias Corp...........................  237,000        687,758
 #Nichiban Co., Ltd.....................  58,000         156,406
 *Nichiboshin, Ltd......................   1,190           1,110
 Nichiha Corp...........................  64,980         877,961
 #Nichimo Co., Ltd......................  54,000         102,790
 #*Nichimo Corp.........................  85,000          83,279
 #Nichireki Co., Ltd....................  44,000         146,981
 Nichiro Corp...........................  289,000        361,351
 Nidec Tosok Corp.......................  19,000         266,464
 Nihon Dempa Kogyo Co., Ltd.............  28,000         473,155
 Nihon Eslead Corp......................  12,900         273,239
 Nihon Inter Electronics Corp...........  37,000         246,160
 Nihon Kagaku Sangyo Co., Ltd...........  14,000          46,375
 *Nihon Kentetsu Co., Ltd...............  27,000          31,240
 Nihon Kohden Corp......................  85,000         654,334
 Nihon Matai Co., Ltd...................  50,000          92,843
 Nihon Nohyaku Co., Ltd.................  103,000        180,685
 Nihon Parkerizing Co., Ltd.............  92,000         456,695
 *Nihon Seiko Co., Ltd..................  11,000          28,431
 Nihon Shokuh Kako Co., Ltd.............  26,000          51,190
                                          SHARES       VALUE+
                                          ------       ------
 Nihon Spindle Manufacturing Co., Ltd...  56,000    $     78,380
 Nihon Tokushu Toryo Co., Ltd...........  35,000         137,818
 Nikken Chemicals Co., Ltd..............   1,000           2,949
 Nikkiso Co., Ltd.......................  107,000        394,373
 Nikko Co., Ltd., Akashi................  52,000         153,812
 *Nippei Toyama Corp....................  57,000         107,969
 *Nippon Avionics Co., Ltd..............  19,000          34,571
 Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................  216,000        342,633
 #*Nippon Carbide Industries Co., Inc.,
   Tokyo................................  101,000        104,609
 #Nippon Carbon Co., Ltd................  177,000        227,918
 #Nippon Ceramic Co., Ltd...............  32,000         312,923
 Nippon Chemical Industrial Co., Ltd....  131,000        431,492
 Nippon Chemi-Con Corp..................  159,000        624,606
 *Nippon Chemiphar Co., Ltd.............  49,000         134,422
 Nippon Chutetsukan KK..................  44,000          71,438
 *Nippon Concrete Industries Co., Ltd...  65,000          82,486
 *Nippon Conlux Co., Ltd................  30,000         194,551
 *Nippon Conveyor Co., Ltd..............  43,000          31,296
 #Nippon Denko Co., Ltd.................  159,000        271,503
 #Nippon Densetsu Kogyo Co., Ltd........  81,000         324,242
 Nippon Denwa Shisetu Co., Ltd..........  90,000         288,047
 Nippon Felt Co., Ltd...................  28,000          89,615
 #Nippon Fine Chemical Co., Ltd.........  40,000         147,056
 Nippon Flour Mills Co., Ltd............  186,000        751,498
 *Nippon Foil Mfg., Co., Ltd............  21,000          29,980
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................  100,000        153,961
 Nippon Gas Co., Ltd....................  62,000         551,908
 Nippon Hume Corp.......................  43,000          91,481
 #Nippon Kanzai Co., Ltd................  27,200         421,058
 #*Nippon Kasei Chemical Co., Ltd.......  154,000        183,932
 *Nippon Kinzoku Co., Ltd...............  93,000         124,093
 Nippon Koei Co., Ltd., Tokyo...........  107,000        227,638
 Nippon Konpo Unyu Soko Co., Ltd........  92,000         661,006
 #*Nippon Koshuha Steel Co., Ltd........  151,000        150,760
 #*Nippon Metal Industry Co., Ltd.......  230,000        223,197
 *Nippon Pigment Co., Ltd...............  11,000          25,968
 Nippon Pillar Packing Co., Ltd.........  25,000         129,934
 *Nippon Piston Ring Co., Ltd...........  104,000        161,090
 Nippon Road Co., Ltd...................  147,000        241,411
 #Nippon Seiki Co., Ltd.................  76,000         567,323
 Nippon Seisen Co., Ltd.................  39,000         118,998
 #Nippon Sharyo, Ltd....................  215,000        487,496
 Nippon Shinpan Co., Ltd................  213,000        570,411
 Nippon Shinyaku Co., Ltd...............  85,000         490,949
 Nippon Signal Co., Ltd.................  109,000        523,794
 Nippon Soda Co., Ltd...................  177,000        432,714
 Nippon Suisan Kaisha, Ltd..............  91,000         202,090
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................  152,000        289,335
 Nippon System Development Co., Ltd.....  32,100         575,086
 Nippon Systemware Co., Ltd.............  20,000         173,556
 Nippon Thompson Co., Ltd...............  89,000         588,794
 Nippon Tungsten Co., Ltd...............  24,000          43,669
 #Nippon Valqua Industries, Ltd.........  119,000        263,161
 *Nippon Yakin Kogyo Co., Ltd...........  117,500        201,736
 *Nippon Yusoki Co., Ltd................  49,000         109,732
 Nishimatsuya Chain Co., Ltd............  30,600         792,339
 *Nishishiba Electric Co., Ltd..........  28,000          42,848
 #*Nissan Diesel Motor Co., Ltd.........  284,000        519,399
 Nissei Plastic Industrial Co., Ltd.....  26,000         127,125
 *Nisseki House Industry Co., Ltd.......  260,000          2,426
 #Nissha Printing Co., Ltd..............  81,000       1,058,132

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................  228,000   $    606,326
 #Nisshin Fudosan Co., Ltd..............  22,400         192,502
 Nissho Electronics Corp................  34,000         271,251
 *Nissho Iwai-Nichmen Holdings Corp.....  68,000         299,487
 Nissin Co., Ltd........................  196,300        892,023
 Nissin Corp............................  150,000        328,917
 *Nissin Electric Co., Ltd..............  134,000        345,097
 Nissin Kogyo Co., Ltd..................  26,300         581,609
 Nissin Sugar Manufacturing Co., Ltd....  74,000         121,527
 Nissui Pharmaceutical Co., Ltd.........  20,000         105,627
 *Nitchitsu Co., Ltd....................  14,000          18,681
 Nitta Corp.............................  42,000         582,364
 Nittan Valve Co., Ltd..................  18,000          58,113
 Nittetsu Mining Co., Ltd...............  118,000        340,226
 *Nittetsu Steel Sheet Corp.............  84,000         174,788
 Nitto Boseki Co., Ltd..................  364,000        458,524
 Nitto Electric Works, Ltd..............  59,000         454,735
 #Nitto Flour Milling Co., Ltd..........  54,000         122,441
 Nitto Kohki Co., Ltd...................  25,000         371,606
 Nitto Seiko Co., Ltd...................  56,000          78,380
 #Nitto Seimo Co., Ltd..................  32,000          92,563
 #*Nittoc Construction Co., Ltd.........  61,000         137,175
 Noda Corp..............................   1,300           5,386
 Nohmi Bosai, Ltd.......................  59,000         303,891
 Nomura Co., Ltd........................  26,000          98,498
 Noritake Co., Ltd......................  234,000        831,893
 #Nosan Corp............................  201,000        363,852
 O-M, Ltd...............................  46,000          63,954
 *OKK Corp..............................  101,000        103,667
 OSG Corp...............................  86,000         612,280
 *Obayashi Road Corp....................  65,000         117,057
 Odakyu Construction Co., Ltd...........  29,000          74,956
 #Odakyu Real Estate Co., Ltd...........  58,000         129,887
 #Oenon Holdings, Inc...................  74,000         158,123
 *Ohki Corp.............................  73,000          80,377
 *Ohmori Co., Ltd.......................  18,400          10,301
 *Oie Sangyo Co., Ltd...................   3,600          25,865
 Oiles Corp.............................  30,000         579,453
 Okabe Co., Ltd.........................  29,000          84,156
 #Okamoto Industries, Inc...............  212,000        526,192
 *Okamoto Machine Tool Works, Ltd.......  57,000         170,197
 *Okaya Electric Industries Co., Ltd....  16,000          38,070
 *Oki Electric Cable Co., Ltd...........  56,000         100,327
 Okinawa Electric Power Co., Ltd........  20,000         559,858
 *Okuma and Howa Machinery, Ltd.........  69,000          99,151
 #*Okuma Corp...........................  163,000        407,614
 #Okura Industrial Co., Ltd.............  96,000         678,100
 Okuwa Co., Ltd.........................  59,000         602,277
 Olympic Corp...........................  31,000         402,361
 *Omikenshi Co., Ltd....................  53,000          27,200
 *Ono Sokki Co., Ltd....................  43,000         147,653
 Organo Corp............................  101,000        471,214
 *Orient Watch Co., Ltd.................  12,000           4,591
 #Oriental Construction Co., Ltd........  39,000         166,670
 Oriental Yeast Co., Ltd................  34,000         262,368
 Origin Electric Co., Ltd...............  54,000         226,743
 Osaka Securities Finance Co., Ltd......  54,000         116,395
 Osaka Steel Co., Ltd...................  52,000         436,689
 Osaki Electric Co., Ltd................  56,000         290,007
 Oyo Corp...............................  40,000         261,640
 #P.S. Mitsubishi Construction Co.,
   Ltd..................................  35,000         146,310
 PCA Corp...............................   6,500          57,983
 Pacific Industrial Co., Ltd............  68,000         186,545
 #Parco Co., Ltd........................  94,000         488,551
 *Pasco Corp............................  111,500        345,414
 *Patlite Corp..........................   8,700         153,429
                                          SHARES       VALUE+
                                          ------       ------
 *Penta-Ocean Construction Co., Ltd.....  437,000   $    424,074
 #Pentax Corp...........................  180,000      1,088,364
 Petrolub International Co., Ltd........  12,900          53,805
 Pigeon Corp............................  37,000         438,462
 Pilot Corp.............................      51         155,137
 Piolax, Inc............................  14,800         194,719
 Pocket Card Co., Ltd...................  41,000         384,483
 #Pokka Corp............................  48,000         143,772
 Poplar Co., Ltd........................   7,260          77,566
 Posful Corp............................  26,000         177,587
 #*Press Kogyo Co., Ltd.................  143,000        321,573
 #*Prima Meat Packers, Ltd..............  230,000        191,005
 #*Privee Zurich Turnaround Group Co.,
   Ltd..................................  21,000         411,496
 Pulstec Industrial Co., Ltd............  21,200         149,945
 Q'Sai Co., Ltd.........................  42,000         337,035
 Raito Kogyo Co., Ltd...................  84,900         316,880
 #Rasa Industries, Ltd..................  119,000        277,596
 *Real Property.........................  43,900               0
 #*Renown, Inc..........................  402,000        367,603
 #Resorttrust Inc.......................  28,600         697,854
 Rheon Automatic Machinery Co., Ltd.....  40,000         107,866
 Rhythm Watch Co., Ltd..................  344,000        526,416
 *Ricoh Elemex Corp.....................  20,000          70,729
 Ricoh Leasing Co., Ltd.................  10,000         202,482
 Right On Co., Ltd......................  21,000         681,907
 Riken Corp.............................  193,000        594,289
 Riken Keiki Co., Ltd...................  33,000         147,495
 Riken Technos Corp.....................  93,000         279,425
 Riken Vitamin Co., Ltd.................  28,000         391,901
 #Ringer Hut Co., Ltd...................  26,000         264,440
 #Rock Field Co., Ltd...................  14,000         163,292
 Rohto Pharmaceutical Co., Ltd..........  64,000         533,881
 Roland Corp............................  30,900         425,282
 #Royal Co., Ltd........................  52,000         484,725
 *Ryobi, Ltd............................  238,000        661,790
 Ryoden Trading Co., Ltd................  57,000         263,805
 Ryosan Co., Ltd........................   1,700          29,727
 #Ryoyo Electro Corp....................  40,000         425,865
 #S Foods, Inc..........................  28,000         168,517
 #*S Science Co., Ltd...................  139,000         63,553
 S.T. Chemical Co., Ltd.................  48,000         367,267
 SMK Corp...............................  127,000        434,907
 SNT Corp...............................  15,000          50,387
 *SPC Electronics Corp..................  29,000         101,474
 SPK Corp...............................   3,100          35,434
 SRL, Inc...............................  42,000         438,929
 *SXL Corp..............................  101,000        171,522
 Saeki Kensetsu Kogyo Co., Ltd..........  71,000          66,912
 #Sagami Chain Co., Ltd.................  37,000         327,293
 Sagami Co., Ltd........................  51,000         187,972
 *Sailor Pen Co., Ltd...................  44,000         168,331
 #Saizeriya Co., Ltd....................  78,100         776,846
 Sakai Chemical Industry Co., Ltd.......  141,000        521,004
 Sakai Heavy Industries, Ltd............  60,000         113,091
 #*Sakai Ovex Co., Ltd..................  85,000         154,661
 Sakata Inx Corp........................  92,000         289,297
 Sakata Seed............................  46,900         508,517
 *Sakurada Co., Ltd.....................  38,000          30,139
 Sala Corp..............................  41,000         200,084
 San-Ai Oil Co., Ltd....................  98,000         304,507
 #*Sanix, Inc...........................  45,400         315,601
 Sankei Building Co., Ltd...............  69,000         220,192
 Sanki Engineering Co., Ltd.............  105,000        537,884
 Sanko Co., Ltd.........................  12,000          61,025
 Sanko Metal Industrial Co., Ltd.,
   Tokyo................................  54,000          78,604

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CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Sankyo Seiko Co., Ltd..................  86,000    $    276,047
 #Sankyu, Inc., Tokyo...................  415,000        491,789
 Sanoh Industrial Co., Ltd..............  53,000         249,249
 *Sanrio Co., Ltd.......................  58,600         446,731
 Sanshin Electronics Co., Ltd...........  45,000         256,555
 Sanyo Denki Co., Ltd...................  65,000         151,628
 #Sanyo Electric Credit Co., Ltd........  43,100         631,399
 Sanyo Engineering &
   Construction, Inc....................  21,000          58,001
 Sanyo Industries, Ltd., Tokyo..........  48,000         114,659
 #Sanyo Special Steel Co., Ltd..........  207,000        305,179
 #*Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................  201,000        225,063
 *Sata Construction Co., Ltd., Gumma....  61,000          48,381
 Sato Shoji Corp........................  31,000         126,985
 Satori Electric Co., Ltd...............  15,500         189,755
 *Sawafugji Electric Co., Ltd...........  31,000          60,745
 Secom Techno Service Co., Ltd..........  15,500         417,981
 #Seijo Corp............................  13,200         144,231
 Seika Corp.............................  145,000        231,361
 *Seikitokyu Kogyo Co., Ltd.............  86,000          82,654
 *Seiko Corp............................  140,407        737,605
 Seiren Co., Ltd........................  81,000         491,276
 #Sekisui Jushi Co., Ltd................  59,000         254,894
 Sekisui Plastics Co., Ltd..............  126,000        299,804
 Sekiwa Real Eastate, Ltd...............  24,000         186,097
 Sekiwa Real Estate Chubu, Ltd..........   7,000          31,940
 Senko Co., Ltd.........................  205,000        571,942
 #Senshukai Co., Ltd....................  70,000         780,536
 Shaddy Co., Ltd........................  27,000         268,564
 #*Shibaura Mechatronics Corp...........  71,000         518,074
 Shibusawa Warehouse Co., Ltd...........  94,000         193,842
 #Shibuya Kogyo Co., Ltd................  54,000         471,625
 *Shikibo, Ltd..........................  155,000        159,093
 Shikoku Chemicals Corp.................  89,000         342,148
 Shikoku Coca-Cola Bottling Co., Ltd....  31,000         322,525
 Shimizu Bank, Ltd......................  12,600         603,135
 Shin Nippon Air Technologies Co.,
   Ltd..................................  31,180         121,322
 Shinagawa Refractories Co., Ltd........  82,000         177,512
 *Shindengen Electric Manufacturing Co.,
   Ltd..................................  106,000        289,801
 Shin-Etsu Polymer Co., Ltd.............  111,000        677,372
 Shinkawa, Ltd..........................  24,200         509,200
 Shin-Keisei Electric Railway Co.,
   Ltd..................................  66,000         233,405
 Shinki Co., Ltd........................  61,000         220,845
 #Shinko Electric Co., Ltd..............  257,000        695,437
 Shinko Plantech Co., Ltd...............  27,000          28,469
 Shinko Shoji Co., Ltd..................  29,000         156,676
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................  71,000         236,512
 Shinmaywa Industries, Ltd..............  148,000        484,725
 #*Shinsho Corp.........................  110,000        165,251
 #*Shinwa Kaiun Kaisha, Ltd.............  238,000        599,608
 Shinyei Kaisha.........................  54,000          86,666
 Shiroki Co., Ltd.......................  132,000        289,447
 Shizuki Electric Co., Inc..............  23,000          48,073
 #Sho-Bond Corp.........................  39,100         191,541
 Shobunsha Publications, Inc............  25,000         321,685
 #*Shochiku Co., Ltd....................  111,000        624,550
 #Shoei Co., Ltd........................  20,300         238,478
 Shoei Foods Corp.......................  14,000          60,091
 Shoko Co., Ltd.........................  156,000        197,966
 Shokusan Bank, Ltd.....................  76,000         265,933
 Showa Aircraft Industry Co., Ltd.......  22,000          72,464
 #*Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................  270,000        332,556
                                          SHARES       VALUE+
                                          ------       ------
 #Showa Highpolymer Co., Ltd............  67,000    $    172,548
 Showa Mining Co., Ltd..................  36,000          45,349
 #Showa Sangyo Co., Ltd.................  282,000        615,732
 Showa Tansan Co., Ltd..................  21,000          60,745
 #Siix Corp.............................   6,000          89,409
 Silver Ox Inc..........................  30,000          68,583
 #*Silver Seiko, Ltd....................  87,000          33,284
 Sinanen Co., Ltd.......................  160,000        715,126
 Sintokogio, Ltd., Nagoya...............  70,000         210,320
 Snow Brand Seed Co., Ltd...............  16,000          52,403
 Soda Nikka Co., Ltd....................  35,000          63,684
 #*Sodick Co., Ltd......................  64,000         487,898
 *Software Research Associates, Inc.....   6,200          41,364
 #Sogo Medical Co., Ltd.................   8,800         195,428
 *Sokkisha Co., Ltd.....................  40,000          63,451
 Sonton Food Industry Co., Ltd..........  15,000         118,270
 #Sorun Corp............................  41,000         229,542
 #Sotetsu Rosen Co., Ltd................  44,000         281,235
 #Sotoh Co., Ltd........................  12,000         126,528
 Space Co., Ltd.........................  11,280          65,783
 Star Micronics Co., Ltd................  68,000         428,926
 Starzen Corp...........................  126,000        206,924
 #Stella Chemifa Corp...................  14,000         188,112
 Subaru Enterprise Co., Ltd.............  36,000         109,844
 #Sumida Corp...........................  17,600         553,438
 *Suminoe Textile Co., Ltd..............  95,000         143,604
 *Sumitomo Coal Mining Co., Ltd.........  90,500          54,889
 Sumitomo Densetsu Co., Ltd.............  50,700         144,763
 #*Sumitomo Light Metal Industries,
   Ltd..................................  493,000        602,622
 #*Sumitomo Mitsui Construction Co.,
   Ltd..................................  413,600        316,462
 Sumitomo Pipe & Tube Co., Ltd..........  35,000          77,727
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................  66,000         178,595
 #Sumitomo Seika Chemicals Co., Ltd.....  102,000        256,023
 #Sumitomo Special Metals Co., Ltd......  76,000       1,016,217
 Sumitomo Warehouse Co., Ltd............  172,000        508,762
 *Sun Wave Corp.........................  62,000         243,557
 *Sundrug Co., Ltd......................   3,200         114,360
 SunTelephone Co., Ltd..................  44,000         179,416
 #Suruga Corp...........................  11,000         121,116
 *Suzutan Co., Ltd......................  62,000          50,331
 #Sysmex Corp...........................  27,800         540,851
 #T.Hasegawa Co., Ltd...................  49,900         683,989
 #*TC Properties Co., Ltd...............  144,650        715,354
 #*TC Properties Co., Ltd...............  579,000              0
 *TCM Corp..............................  146,000        284,725
 *TDF Corp..............................  11,000          35,000
 TKC Corp...............................  39,500         530,746
 TOC Co., Ltd...........................  80,000         446,394
 TYK Corp...............................  67,000         140,664
 Tabai Espec Corp.......................  34,000         366,744
 Tachihi Enterprise Co., Ltd............  17,000         386,255
 Tachikawa Corp.........................  25,100         120,148
 Tachi-S Co., Ltd.......................  21,100         186,055
 Tadano, Ltd............................  161,000        539,321
 Taihei Dengyo Kaisha, Ltd..............  55,000         165,765
 #*Taihei Kogyo Co., Ltd................  114,000        117,010
 *Taiheiyo Kouhatsu, Inc................  90,000          68,023
 Taiho Kogyo Co., Ltd...................  30,000         263,413
 Taikisha, Ltd..........................  97,000       1,116,898
 Taisei Rotec Corp......................  110,000        166,278
 *Taisei U-lec Co., Ltd.................  134,000        218,811
 #Taito Co., Ltd........................  70,000         171,130
 Taito Corp.............................     447         617,300
 #Taiyo Toyo Sanso Co., Ltd.............  232,000        766,334
 Takada Kiko Co., Ltd...................  31,000         133,060

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Takagi Securities Co., Ltd............  94,000    $    249,100
 Takamatsu Corp.........................  23,500         447,327
 Takano Co., Ltd........................  15,000         181,254
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................  156,000        180,498
 *Taka-Q Co., Ltd.......................  34,500          37,986
 #Takara Co., Ltd.......................  149,000        944,024
 Takara Printing Co., Ltd...............   6,000          45,460
 *Takarabune Corp.......................  26,000             243
 Takasago International Corp............  136,000        516,488
 Takasago Thermal Engineering Co.,
   Ltd..................................  106,000        621,144
 *Takashima & Co., Ltd..................  60,000          99,095
 Takigami Steel Construction Co., Ltd...  32,000         129,887
 Takiron Co., Ltd.......................  98,000         323,710
 Takuma Co., Ltd........................  108,000        589,531
 Tamura Corp............................  93,000         406,121
 *Tamura Electric Works, Ltd............  74,000         229,934
 Tanseisha Co., Ltd.....................  26,000          85,154
 #Tasaki Shinju Co., Ltd................  53,000         163,199
 Tateho Chemical Industries Co., Ltd....  26,500          72,450
 Tatsuta Electric Wire & Cable Co.,
   Ltd..................................  106,000        155,286
 Taya Co., Ltd..........................   5,000          41,523
 Tayca Corp.............................  74,000         209,909
 *Teac Corp.............................  88,000         132,201
 Techno Ryowa, Ltd......................  16,400          69,322
 Tecmo, Ltd.............................  22,000         214,519
 Teikoku Hormone Manufacturing Co.,
   Ltd..................................  33,000         252,804
 #Teikoku Piston Ring Co., Ltd..........  42,000         170,085
 Teikoku Sen-I Co., Ltd.................  39,000         139,741
 Teikoku Tsushin Kogyo Co., Ltd.........  73,000         249,305
 Tekken Corp............................  194,000        269,721
 Ten Allied Co., Ltd....................  37,000         137,408
 Tenma Corp.............................  41,000         417,766
 Teraoka Seisakusho Co., Ltd............  29,000         297,658
 Tetra Co., Ltd., Tokyo.................  41,000          77,662
 *The Daito Bank, Ltd...................  114,000        204,236
 #The Nisshin Oillio Group, Ltd.........  251,000        665,149
 Three F Co., Ltd.......................   5,300          31,008
 Tigers Polymer Corp....................  16,000          60,465
 *Titan Kogyo KK........................  36,000          60,465
 #Toa Corp..............................  247,000        306,532
 #Toa Doro Kogyo Co., Ltd...............  65,000         131,613
 Toa Oil Co., Ltd.......................  145,000        239,479
 *Toabo Corp............................  73,000          38,826
 Toagosei Co., Ltd......................  424,719        867,906
 *Tobu Store Co., Ltd...................  71,000         117,262
 Tochigi Fuji Industrial Co., Ltd.......  51,000         134,198
 Toda Kogyo Corp........................  68,000         272,203
 #Todentu Corp..........................  57,000         119,138
 Toei Co., Ltd..........................  185,000        607,633
 Toenec Corp............................  108,000        339,610
 Tohcello Co., Ltd......................  21,000          54,866
 Toho Co., Ltd..........................  35,000         270,411
 Toho Real Estate Co., Ltd..............  98,000         376,747
 #Toho Titanium Co., Ltd................  44,000         358,011
 Toho Zinc Co., Ltd.....................  156,000        326,061
 Tohoku Bank, Ltd.......................  92,000         180,274
 Tohoku Misawa Homes Co., Ltd...........  24,000          98,311
 Tohoku Pioneer Corp....................  24,800         428,105
 Tohoku Telecommunications Construction
   Co., Ltd.............................  17,000          46,953
 *Tohpe Corp............................  36,000          32,920
 #Tohto Suisan Co., Ltd.................  54,000          89,689
 #Tokai Carbon Co., Ltd.................  253,000        703,499
                                          SHARES       VALUE+
                                          ------       ------
 #*Tokai Corp...........................  108,000   $    444,415
 #*Tokai Kanko Co., Ltd.................  333,000         93,216
 Tokai Konetsu Kogyo Co., Ltd...........  15,000          34,151
 #Tokai Pulp & Paper Co., Ltd...........  88,000         329,271
 *Tokai Senko KK, Nagoya................  47,000          42,540
 *Tokai Tokyo Securities Co., Ltd.......  366,250        847,532
 #Tokico, Ltd...........................  189,000        500,849
 *Tokimec, Inc..........................  119,000        202,090
 Toko Electric Corp.....................  39,000         101,894
 #Toko, Inc.............................  129,000        353,886
 Tokushima Bank, Ltd....................  87,200         576,885
 Tokushu Paper Manufacturing Co.,
   Ltd..................................  63,000         232,201
 Tokyo Biso Kogyo Corp..................  13,000          70,113
 Tokyo Denpa Co., Ltd...................  11,000         201,176
 Tokyo Dome Corp........................  233,000        850,079
 Tokyo Energy & Systems, Inc............  49,000         166,884
 Tokyo Kikai Seisakusho, Ltd............  132,000        336,251
 Tokyo Leasing Co., Ltd.................  86,000         548,885
 Tokyo Nissan Auto Sales Co., Ltd.......  97,000         260,670
 Tokyo Rakutenchi Co., Ltd..............  92,000         351,964
 *Tokyo Rope Manufacturing Co., Ltd.....  202,000        226,183
 Tokyo Sangyo Co., Ltd..................  36,500          97,747
 Tokyo Soir Co., Ltd....................  17,000          39,815
 #*Tokyo Tekko Co., Ltd.................  67,000         183,801
 Tokyo Theatres Co., Inc., Tokyo........  116,000        125,558
 #Tokyo Tomin Bank, Ltd.................  45,200         775,616
 Tokyotokeiba Co., Ltd..................  422,000        484,333
 #Tokyu Community Corp..................  19,000         248,913
 Tokyu Corp.............................  14,720          75,544
 #*Tokyu Department Store Co., Ltd......  406,000        363,684
 Tokyu Livable Inc......................  22,200         278,821
 Tokyu Recreation Corp..................  32,000         160,343
 Tokyu Store Chain Corp.................  175,000        676,029
 Toli Corp..............................  83,000         165,737
 Tomato Bank, Ltd.......................  128,000        261,566
 Tomen Electronics Corp.................  10,000         379,770
 Tomoe Corp.............................  56,000          76,813
 #*Tomoegawa Paper Co., Ltd.............  55,000         173,976
 Tomoku Co., Ltd........................  136,000        272,838
 *Tomy Co., Ltd.........................  27,000         399,067
 Tonami Transportation Co., Ltd.........  121,000        356,779
 Topcon Corp............................  57,000         441,448
 Topre Corp.............................  67,000         445,750
 Topy Industries, Ltd...................  325,000        846,086
 #Torigoe Co., Ltd......................  35,000         128,347
 Torii Pharmaceutical Co., Ltd..........  36,000         576,430
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................  37,000         190,576
 Tose Co., Ltd..........................   6,100          54,358
 #*Toshiba Ceramics Co., Ltd............  350,000        947,093
 #Toshiba Machine Co., Ltd..............  294,000      1,012,280
 #Toshiba Plant Kensetsu Co., Ltd.......  101,000        341,159
 Tosho Printing Co., Ltd................  81,000         232,033
 Totenko Co., Ltd.......................  35,000          68,256
 Totetsu Kogyo Co., Ltd.................  53,000         152,319
 *Totoku Electric Co., Ltd., Tokyo......  62,000          78,100
 Tottori Bank, Ltd......................  127,000        485,864
 Touei Housing Corp.....................  16,700         498,647
 *Towa Bank, Ltd........................  127,000        284,408
 Towa Corp..............................  28,000         227,302
 Towa Meccs Corp........................  75,000          64,384
 #*Towa Real Estate Development Co.,
   Ltd..................................  80,000         150,788
 Toyo Bussan Co., Ltd...................  24,200         191,712
 #*Toyo Communication Equipment Co.,
   Ltd..................................  79,000         328,767

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 #*Toyo Construction Co., Ltd...........  290,000   $    208,361
 #Toyo Corp.............................  43,100         476,565
 #Toyo Electric Co., Ltd................  67,000         190,053
 #Toyo Engineering Corp.................  473,000      1,015,116
 *Toyo Kanetsu KK.......................  172,000        213,455
 Toyo Kohan Co., Ltd....................  125,000        361,575
 #Toyo Radiator Co., Ltd................  104,000        407,577
 *Toyo Securities Co., Ltd..............  113,000        312,102
 *Toyo Shutter Co., Ltd.................  77,000          67,538
 *Toyo Sugar Refining Co., Ltd..........  60,000          62,144
 Toyo Tire & Rubber Co., Ltd............  307,000        653,131
 Toyo Wharf & Warehouse Co., Ltd........  118,000        188,280
 *Trans Cosmos, Inc.....................  29,500         730,825
 Trusco Nakayama Corp...................  47,100         565,182
 Tsubaki Nakashima Co., Ltd.............  61,000         813,940
 Tsubakimoto Kogyo Co., Ltd.............  44,000          79,649
 Tsudakoma Corp.........................  101,000        256,340
 *Tsugami Corp..........................  124,000        225,623
 *Tsukamoto Co., Ltd....................  44,000          48,857
 Tsukishima Kikai Co., Ltd..............  60,000         361,668
 Tsurumi Manufacturing Co., Ltd.........  35,000         193,338
 #Tsutsumi Jewelry Co., Ltd.............  24,800         641,000
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................  58,000         191,042
 *Tsuzuki Denki Co., Ltd................  22,000          63,432
 U-Shin, Ltd............................  32,000         120,929
 U.Store Co., Ltd.......................  27,100         252,869
 Ube Material Industries, Ltd...........  116,000        193,748
 Uchida Yoko Co., Ltd...................  72,000         256,639
 Ueki Corp..............................  47,000          82,448
 Unicafe, Inc...........................   5,460          75,453
 Unimat Offisco Corp....................  27,700         325,153
 #*Unitika, Ltd.........................  699,000        684,847
 *Utoc Corp.............................  68,000          81,851
 Vital-Net, Inc.........................  56,300         433,400
 Wakachiku Construction Co., Ltd........  161,000        174,265
 #Wakamoto Pharmaceutical Co., Ltd......  48,000         132,127
 Wakodo Co., Ltd........................   2,000          61,771
 Warabeya Nichiyo Co., Ltd..............  13,800         196,370
 *Watabe Wedding Corp...................   4,900          54,820
 #Watami Food Service Co., Ltd..........  54,700         342,992
 *Wondertable, Ltd......................   8,000           9,630
 Wood One Co., Ltd......................  86,000         674,872
 Xebio Co., Ltd.........................  12,000         268,732
 *Yachiyo Musen Denki Co., Ltd..........   9,000          42,493
 Yahagi Construction Co., Ltd...........  59,000         226,267
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................  14,000         108,948
 Yamaichi Electronics Co., Ltd..........  21,000         228,282
 Yamamura Glass Co., Ltd................  155,000        273,351
 *Yamatane Corp.........................  131,000        141,793
 Yamato Corp............................  36,000         131,343
 Yamato International, Inc..............  43,000         180,554
 Yamato Kogyo Co., Ltd..................  96,000         761,407
 Yamaura Corp...........................  19,000          58,328
 Yamazen Co., Ltd.......................  140,000        276,943
 Yaoko Co., Ltd.........................  29,000         428,898
 Yasuda Warehouse Co., Ltd..............  27,000         102,538
 Yellow Hat, Ltd., Tokyo................  32,000         275,898
 Yokogawa Bridge Corp...................  55,400         230,553
 Yokohama Reito Co., Ltd................  55,000         287,394
 Yokowo Co., Ltd........................  28,000         408,883
 #Yomeishu Seizo Co., Ltd...............  46,000         336,941
 Yomiuri Land Co., Ltd..................  157,000        487,832
 Yondenko Corp..........................  50,800         218,046
 #Yonekyu Corp..........................  41,500         394,205
 Yonex Co., Ltd.........................  19,000         120,202
                                          SHARES       VALUE+
                                          ------       ------
 Yorozu Corp............................  26,800    $    177,300
 Yoshimoto Kogyo Co., Ltd...............  60,000         454,605
 #Yuasa Corp............................  260,000        487,636
 Yuasa Funashoku Co., Ltd...............  33,000          64,048
 #*Yuasa Trading Co., Ltd...............  174,000        196,454
 #*Yuken Kogyo Co., Ltd.................  60,000         111,412
 Yuki Gosei Kogyo Co., Ltd..............  14,000          34,618
 Yukiguni Maitake Co., Ltd..............  26,000         123,729
 Yuraku Real Estate Co., Ltd............  69,000         158,384
 Yurtec Corp............................  101,000        376,971
 #Yushin Precision Equipment Co., Ltd...  17,800         433,498
 Yushiro Chemical Industry Co., Ltd.....  10,000         106,280
 *Z-Plus Co., Ltd.......................  13,000          16,497
 Zenrin Co., Ltd........................  49,600         383,212
 #Zensho Co., Ltd.......................  17,000         342,633
 #Zeria Pharmacetical Co., Ltd..........  60,000         616,964
 i-LOGISTICS Corp.......................  35,000          56,826
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $422,961,237)...................             307,379,291
                                                    ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Japanese Yen
   (Cost $1,954,874)....................               1,956,017
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Rights 01/30/04.............   3,950               0
 *Kanematsu Corp. Warrants 03/31/06.....  20,125               0
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       0
                                                    ------------
TOTAL -- JAPAN
  (Cost $424,916,111)...................             309,335,308
                                                    ------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (24.2%)
 Repurchase Agreement in a Pooled Cash
   Account, Mizuho Securities USA,
   0.90%, 01/02/04 (Collateralized by
   $125,860,000 U.S. Treasury
   Obligations, rates ranging from 3.00%
   to 11.25%, maturities ranging from
   02/15/04 to 02/15/31, valued at
   $80,709,457) to be repurchased at
   $80,713,492{::}......................  $80,709    80,709,457
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.81%, 01/05/04
   (Collateralized by $18,175,000, FNMA
   Discount Notes 1.03%, 02/25/04,
   valued at $18,147,738) to be
   repurchased at $17,908,074...........   17,905    17,905,000
                                                    -----------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $98,614,457)....................             98,614,457
                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $523,530,568)++.................            $407,949,765
                                                    ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
 ++  The cost for federal income tax purposes is $526,363,534.
{::} Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
AUSTRALIA -- (27.0%)
COMMON STOCKS -- (27.0%)
 *A.I., Ltd.............................    129,195    $     14,115
 A.P. Eagers, Ltd.......................     25,283         137,918
 *AAV, Ltd..............................     50,200          62,786
 ABC Learning Centres, Ltd..............    133,000         355,741
 ADCorp Australia, Ltd..................    116,497         100,063
 AJ Lucas Group, Ltd....................     35,900          58,155
 APN News & Media, Ltd..................          1               3
 ARB Corporation, Ltd...................    116,670         318,216
 #AV Jennings Homes, Ltd................    170,028         243,404
 Abigroup, Ltd..........................     73,710         217,149
 *Adsteam Marine, Ltd...................    342,628         428,533
 Adtrans Group, Ltd.....................     29,000          80,845
 *Agenix, Ltd...........................    149,379          79,910
 Alesco Corp., Ltd......................     86,411         384,778
 Altium.................................    162,100          62,288
 Amalgamated Holdings, Ltd..............    195,483         539,068
 *Amity Oil NL..........................    222,481         149,189
 *Amrad Corp., Ltd......................    135,523          72,498
 *Anateus Energy, Ltd...................    193,687          13,572
 *Arc Energy NL.........................    129,400          99,446
 Ariadne Australia, Ltd.................    270,353          70,276
 Aspen Group, Ltd.......................     15,795           1,666
 Atlas Pacific, Ltd.....................     82,585          14,000
 *AuIron Energy, Ltd....................    260,290          11,375
 Ausdrill, Ltd..........................    115,992          68,167
 Ausmelt, Ltd...........................     36,118          20,410
 Auspine, Ltd...........................     42,618         103,075
 *Austal, Ltd...........................    356,800         228,506
 *Austar United Communications, Ltd.....    730,792         225,752
 *Austral Coal, Ltd.....................    285,300         165,518
 Australian Agricultural Co., Ltd.......    155,000         142,477
 *#Australian Magnesium Corp., Ltd......    332,383          18,783
 #Australian Pharmaceutical Industries,
   Ltd..................................    287,700         611,284
 *Australian Worldwide Exploration,
   Ltd..................................    308,100         278,565
 *Auto Group, Ltd.......................     41,309          18,675
 #Autron Corporation, Ltd...............    989,247         216,151
 #Beach Petroleum NL....................  1,868,854         485,790
 *Beaconsfield Gold NL..................     89,078          13,759
 *Bendigo Mining NL.....................  1,712,123         257,999
 *Beyond International, Ltd.............     61,256          13,615
 *Biota Holdings, Ltd...................     97,808          37,584
 Blackmores, Ltd........................     27,894         164,771
 Brazin, Ltd............................     98,875         105,041
 Bridgestone Australia, Ltd.............     49,000          98,943
 Burswood, Ltd..........................    784,148         691,254
 CMI, Ltd...............................     32,784          50,143
 Cabcharge Austalia, Ltd................    196,800         465,595
 Campbell Brothers, Ltd.................     88,210         402,758
 *Cape Range Wireless, Ltd..............    619,912          20,551
 Capral Aluminium, Ltd..................     28,943          58,443
 Casinos Austria International, Ltd.....    258,299         130,392
 Cedar Woods Properties, Ltd............     50,913          53,321
 *Cellestis, Ltd........................     37,209          46,258
 Cellnet Telecommunications Group,
   Ltd..................................     91,100          77,562
 *Centamin Egypt, Ltd...................    996,437         225,229
 Centennial Coal, Ltd...................    447,647         927,518
 Central Equity, Ltd....................    129,405         188,175
                                            SHARES        VALUE+
                                            ------        ------
 *Charter Pacific Corp., Ltd............     72,823    $     20,576
 *Charters Towers Gold Mines, Ltd.......    258,700          39,958
 *#Chemeq, Ltd..........................    120,000         494,564
 *Chiquita Brands South Pacific, Ltd....    113,500          73,544
 *Circadian Technologies, Ltd...........     40,370          63,571
 Citect Corp., Ltd......................    109,822          93,502
 Clough, Ltd............................    817,737         462,092
 #Coates Hire, Ltd......................    472,004       1,013,548
 #Collection House, Ltd.................    176,200         237,636
 Colorado Group, Ltd....................    135,243         351,550
 Commander Communications, Ltd..........    106,600          91,562
 Consolidated Minerals, Ltd.............    251,658         180,131
 *Consolidated Paper Industries, Ltd....     68,585          42,890
 *Coplex Resources NL...................    231,400          15,691
 Count Financial, Ltd...................    171,200          89,003
 Coventry Group, Ltd....................     58,612         247,302
 Crane Group, Ltd.......................     83,106         551,022
 #Croesus Mining NL.....................    798,235         372,886
 Danks Holdings, Ltd....................     10,425          90,329
 Devine, Ltd............................    168,183          78,565
 *Dominion Mining, Ltd..................    168,015          87,348
 *Emporer Mines, Ltd....................    120,600          63,606
 *Energy Developments, Ltd..............    164,549         311,188
 *Energy World Corp., Ltd...............    325,630           6,256
 *Environmental Solutions International,
   Ltd..................................     67,364          12,689
 Equigold NL............................    225,700         255,080
 Evans & Tate, Ltd......................     62,500          52,741
 FKP, Ltd...............................    142,602         292,246
 Fantastic Holdings, Ltd................    133,100         322,915
 Fleetwood Corp., Ltd...................     47,464         221,723
 *Forest Place Group, Ltd...............     85,192          31,452
 *Funtastic, Ltd........................     94,900         156,590
 #GRD NL................................    379,594         572,009
 GUD Holdings, Ltd......................    114,428         592,302
 *Gale Pacific, Ltd.....................     34,400          73,609
 Gazal Corp., Ltd.......................     71,177         139,433
 *Geo2, Ltd.............................      2,526             438
 *Globe International, Ltd..............    327,400         119,639
 *Gold Aura.............................      2,635             347
 *Golden West Refining Corp., Ltd.......     17,330           4,701
 *Goldstream Mining NL..................     90,901          34,930
 Gowing Bros., Ltd......................     58,624         104,242
 *Gradipore, Ltd........................     86,855          49,081
 *Graincorp, Ltd. Series A..............     78,059         793,982
 *#Grand Hotel Group....................    383,087         193,386
 #Great Southern Plantations, Ltd.......    366,530         466,713
 Green's Foods, Ltd.....................     66,082          51,283
 *Gympie Gold, Ltd......................    302,445         127,611
 *HPAL, Ltd.............................     88,900         102,482
 Hancock and Gore, Ltd..................     66,108          81,189
 *Hardman Resources NL..................    717,859         519,235
 *Health Communication Network, Ltd.....    106,000          87,852
 #Healthscope, Ltd......................    131,852         293,064
 *Henry Walker Eltin Group, Ltd.........    287,948         199,598
 *Herald Resources, Ltd.................     69,910          40,032
 Hills Industries, Ltd..................    263,845         731,561
 *Horizon Oil NL........................    752,832          56,722
 Housewares International, Ltd..........    280,209         553,143
 *Hutchison Telecommunications
   (Australia), Ltd.....................  1,065,400         240,817

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 IInet, Ltd.............................     65,200    $    142,462
 ION, Ltd...............................    342,085         613,430
 Infomedia, Ltd.........................    598,900         415,141
 Institute of Drug Technology Australia,
   Ltd..................................     44,372          67,867
 *Integrated Group, Ltd.................     55,000          69,619
 *Intellect Holdings, Ltd...............    403,028         133,611
 Investor Group, Ltd....................     48,637          95,278
 *Iress Market Technology, Ltd..........     81,000         150,743
 *Ixla, Ltd.............................     89,921           1,558
 *JDV, Ltd..............................     84,981          31,374
 #Jones (David), Ltd....................    658,594         689,742
 Jubilee Mines NL.......................    224,549         771,489
 K&S Corp., Ltd.........................     86,000         180,135
 *Kagara Zinc, Ltd......................    120,700          94,579
 Kaz Group, Ltd.........................  1,315,977         292,499
 *Keycorp, Ltd..........................     67,609          69,278
 *Kimberley Diamond Co. NL..............    182,966         129,584
 Kingsgate Consolidated NL..............    132,456         383,228
 Kresta Holdings, Ltd...................     56,700          25,632
 Lemarne Corp., Ltd.....................     20,790          35,401
 *LionOre Mining International, Ltd.....     25,842         158,692
 MYOB, Ltd..............................    470,141         389,650
 MacArthur Coal, Ltd....................    101,500         104,006
 *MacMahon Holdings, Ltd................    192,179          49,231
 Magellan Petroleum Australia, Ltd......     32,760          31,347
 *Magnesium International, Ltd..........    656,061          27,681
 Maryborough Sugar Factory, Ltd.........        600           2,803
 *Matrix Oil NL.........................    557,000          18,466
 MaxiTRANS Industries, Ltd..............    157,528          99,699
 #McGuigan Simeon Wines, Ltd............    253,183         929,003
 McPherson's, Ltd.......................     67,828         219,240
 *Metabolic Pharmaceuticals, Ltd........    700,000         574,882
 *Metal Storm, Ltd......................    406,669         134,818
 Mia Group, Ltd.........................    237,000         133,926
 Miller's Retail, Ltd...................    462,814         603,263
 *Mincor Resources NL...................     73,400          49,773
 Monadelphous Group, Ltd................     18,988          65,095
 *Mosaic Oil NL.........................    387,324          58,366
 Namoi Cotton Cooperative, Ltd..........    142,585          39,749
 National Can Industries, Ltd...........     97,017         105,991
 *Norwood Abbey, Ltd....................     99,000          96,969
 *Novus Petroleum, Ltd..................    288,634         411,020
 *Oakton, Ltd...........................     62,800          56,780
 #Oamps, Ltd............................    173,075         431,634
 *#Orbital Engine Corp., Ltd............    537,358          64,779
 OrotonGroup, Ltd.......................     76,854         167,926
 *PMP, Ltd..............................    455,871         480,866
 Pacific Hydro, Ltd.....................    370,312         831,453
 *Pan Pacific Petroleum NL..............    327,800          25,316
 *Pan Pharmaceuticals, Ltd..............    322,766         291,825
 *Payce Consolidated, Ltd...............     18,000          27,124
 *#Peptech, Ltd.........................    281,015         368,411
 *Perilya Mines NL......................    263,500         242,211
 *Perseverance Corp., Ltd...............    199,493          52,608
 *Petsec Energy, Ltd....................     97,992          80,477
 *Plantcorp NL..........................      4,329               0
 Plaspak Group, Ltd.....................     97,158          71,740
 *Polartechnics, Ltd....................     43,405          26,163
 *Port Douglas Reef Resorts, Ltd........    251,655          19,909
 Portman, Ltd...........................    343,890         373,109
 *PowerTel, Ltd. Series B...............  4,416,871         129,788
 *Precious Metals Australia, Ltd........     10,606             583
 *Preston Resources NL..................     64,000          13,020
 Primary Health Care, Ltd...............    190,663         732,640
                                            SHARES        VALUE+
                                            ------        ------
 Prime Television, Ltd..................    172,440    $    337,804
 *Primelife Corp., Ltd..................     85,867         178,562
 *Progen Industries, Ltd................     24,788          31,003
 Programmed Maintenance Service, Ltd....    119,230         243,449
 Queensland Cotton Holdings, Ltd........     39,866         100,023
 *Quiktrak Networks P.L.C. Entitlement
   Shares...............................     23,875               0
 *Quiktrak Networks, Ltd................    740,124           1,673
 *RG Capital Radio, Ltd.................     45,370          94,348
 Ramsay Health Care, Ltd................    177,900         639,364
 *Raptis Group, Ltd.....................     12,000           3,119
 Rebel Sport, Ltd.......................     88,284         194,896
 Reece Australia, Ltd...................    159,501         879,687
 *Reinsurance Australia Corp., Ltd......    399,993         128,084
 *#Resolute Mining, Ltd.................    287,264         281,370
 Ridley Corp., Ltd......................    582,631         561,898
 *Roc Oil Co., Ltd......................    170,700         196,779
 Rock Building Society, Ltd.............     11,373          29,906
 *SDI, Ltd..............................     18,432         166,651
 *SP Telecommunications, Ltd............    136,396         131,542
 SPC Ardmona, Ltd.......................    337,984         343,782
 STW Communications Group, Ltd..........    231,843         567,716
 Schaffer Corp., Ltd....................     33,766         356,173
 Select Harvests, Ltd...................     44,886         197,843
 *Senetas Corp., Ltd....................    240,406          10,325
 Servcorp, Ltd..........................    156,000         235,076
 *Silex System, Ltd.....................    235,100         138,166
 Skilled Engineering, Ltd...............    144,962         279,607
 *Solution 6 Holdings, Ltd..............    402,138         196,944
 *#Southern Pacific Petroleum NL........    698,740         121,087
 Southern Star Group, Ltd...............    187,907         121,757
 *St. Barbara Mines, Ltd................    375,500          20,370
 Star Games, Ltd........................    132,410         120,715
 *Straits Resources, Ltd................     56,534          47,707
 *Strategic Minerals Corp. NL...........    358,100          80,943
 *Striker Resources NL..................    435,484          18,374
 Sunland Group, Ltd.....................     75,095          64,501
 Sydney Aquarium, Ltd...................     49,135         182,882
 *Sydney Gas, Ltd.......................    153,800          96,181
 Symex Holdings, Ltd....................    163,000         151,059
 Tandou, Ltd............................      3,410           3,725
 *Tap Oil, Ltd..........................    193,100         231,331
 Technology One, Ltd....................    587,800         212,581
 Tempo Service, Ltd.....................    184,359         206,969
 Thakral Holdings Group.................    948,383         443,026
 The Gribbles Group, Ltd................    780,300         291,019
 Ticor, Ltd.............................    455,148         442,381
 #Timbercorp, Ltd.......................    258,294         251,049
 *Titan Resources NL....................     50,000          18,648
 *Tooth & Co., Ltd......................    153,000          18,444
 Transfield Services, Ltd...............    238,000         832,049
 Triako Resources, Ltd..................      5,400           7,364
 Troy Resources NL......................     72,048          94,998
 Trust Company of Australia, Ltd........     23,774         143,658
 UXC, Ltd...............................    181,293         112,008
 United Group, Ltd......................    138,399         444,218
 *VeCommerce, Ltd.......................     13,680           8,967
 *Ventracor, Ltd........................    256,924         414,259
 *Victoria Petroleum NL.................    463,964           5,244
 Villa World, Ltd.......................    134,700         121,787
 *#Village Roadshow, Ltd................    436,313         618,030
 *Virotec International NL..............    142,891          45,218
 Vision Systems, Ltd....................    268,273         179,896
 Volante Group, Ltd.....................    125,700         118,386

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Waterco, Ltd...........................     22,304    $     42,348
 Watpac, Ltd............................    129,518          56,599
 Wattyl, Ltd............................    131,342         383,963
 *Webster, Ltd..........................     33,551          13,903
 *Western Metals, Ltd...................    385,787           6,249
 Wide Bay Capricorn Building Society,
   Ltd..................................     26,958         135,478
 *Yates, Ltd............................     60,281           2,680
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,844,979)....................                 49,422,738
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *Village Roadshow, Ltd. 2% Class A
   (Cost $59,968).......................     55,477          47,651
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Amity Oil, Ltd. Options 09/04/04......          1               0
 *Axon Instruments, Inc. Options Open
   Pay Date.............................     16,148               0
 *Metal Storm, Ltd. Options 09/06/04....          1               0
 *Progen Industries, Ltd. Options.......      3,098           1,039
 *Senetas Corp., Ltd. Rights 05/31/05...    240,406               0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                      1,039
                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $39,905,045)....................                 49,471,428
                                                       ------------
SINGAPORE -- (26.8%)
COMMON STOCKS -- (26.5%)
 ASA Group Holdings, Ltd................    586,000         105,241
 *Acma, Ltd.............................  3,040,700         179,044
 *Airocean Group, Ltd...................  1,017,000         182,644
 *Alliance Technology & Development,
   Ltd..................................    156,000           9,645
 Amtek Engineering, Ltd.................    597,625         534,882
 Apollo Enterprises, Ltd................    193,000          73,868
 Armstrong Industrial Corp..............  1,460,000         124,654
 Ascott Group, Ltd......................  1,807,250         446,944
 Aussino Group, Ltd.....................    341,000         101,398
 Benjamin (F.J.) Holdings, Ltd..........  1,095,000         164,414
 *Beyonics Technology, Ltd..............  3,272,600         549,191
 Blu Inc. Group, Ltd....................    729,000         111,606
 Bonvests Holdings, Ltd.................    825,000         235,603
 Brilliant Manufacturing, Ltd...........  1,422,000         586,116
 Bukit Sembawang Estates, Ltd...........     71,334         680,451
 *CK Tang, Ltd..........................    614,000         150,038
 #CSE Global, Ltd.......................    984,000         399,788
 CWT Distribution, Ltd..................    461,500         149,458
 Central Properties, Ltd................     66,000         761,703
 Ch Offshore, Ltd.......................    823,200         176,923
 Chemical Industries (Far East), Ltd....    105,910          64,233
 *China Merchants Holdings Pacific,
   Ltd..................................    479,000         143,844
 Chip Eng Seng Corp., Ltd...............  1,775,000         151,549
 Chosen Holdings, Ltd...................    829,000         146,441
 Chuan Hup Holdings, Ltd................  4,116,000       1,151,210
 Chuan Soon Huat Industrial Group,
   Ltd..................................    614,000         110,269
 Clipsal Industries Holdings, Ltd.......    351,542         494,721
 *Compact Metal Industries, Ltd.........    643,000          24,610
 Cosco Corp. Singapore, Ltd.............  2,783,000       1,007,799
 Courts Singapore, Ltd..................    495,000         151,563
 ECS Holdings, Ltd......................  1,375,000         311,709
 *Eagle Brand Holdings, Ltd.............  3,390,000         179,650
 #Eastern Asia Technology, Ltd..........  1,368,600         386,815
 *Eastgate Technology, Ltd..............    870,000         107,578
                                            SHARES        VALUE+
                                            ------        ------
 *Econ International, Ltd...............  2,267,000    $     60,069
 Eng Wah Organisation, Ltd..............    265,000          46,031
 *Freight Links Express Holdings, Ltd...  2,582,000         182,441
 Frontline Technologies Corp., Ltd......  1,974,000         185,974
 #Fu Yu Manufacturing, Ltd..............  1,291,000         558,726
 Fuji Offset Plates Manufacturing,
   Ltd..................................     33,750           6,558
 GB Holdings, Ltd.......................    200,000          82,435
 GK Goh Holdings, Ltd...................  1,120,000         586,940
 GP Industries, Ltd.....................  1,402,000         804,893
 #Ges International, Ltd................  2,230,000         932,285
 *Goodpack, Ltd.........................  1,220,000         585,468
 Guocoland, Ltd.........................  1,215,000         844,197
 HTL International Holdings, Ltd........  1,177,500         686,407
 Ho Bee Investment, Ltd.................    761,000         114,264
 Hong Fok Corp., Ltd....................  1,796,000         293,464
 Hong Leong Asia, Ltd...................  1,048,000       1,172,467
 *Horizon Education & Technologies,
   Ltd..................................  1,575,000         213,302
 Hotel Grand Central, Ltd...............    875,280         201,001
 Hotel Plaza, Ltd.......................  1,189,000         367,559
 #Hotel Properties, Ltd.................  1,393,000         836,637
 Hour Glass, Ltd........................    298,000          94,754
 Huan Hsin Holdings, Ltd................    964,400         641,684
 Hup Seng Huat, Ltd.....................    900,200          90,110
 Hwa Hong Corp., Ltd....................  2,488,000         827,722
 #IDT Holdings, Ltd.....................    514,000         632,550
 *Inno-Pacific Holdings, Ltd............    680,000          18,018
 Innovalues Precision, LTd..............    223,000         238,980
 International Factors (Singapore),
   Ltd..................................    290,000          73,426
 *Internet Technology Group, Ltd........    874,408          38,615
 *Interra Resources, Ltd................    185,430          25,659
 *Intraco, Ltd..........................    292,500          86,116
 Isetan (Singapore), Ltd................    122,500         225,049
 JK Yaming International, Ltd...........    509,000         118,386
 #Jaya Holdings, Ltd....................  2,733,000       1,295,451
 Jurong Cement, Ltd.....................    132,500          71,778
 Jurong Engineering, Ltd................    112,000         175,422
 #Jurong Technologies Industrial Corp.,
   Ltd..................................  1,216,000         852,052
 *K1 Ventures, Ltd......................  4,940,500         625,453
 Keppel Telecommunications and
   Transportation, Ltd..................  1,686,000         823,989
 Khong Guan Flour Milling, Ltd..........     19,000          17,900
 Kian Ann Engineering, Ltd..............    868,000         111,164
 #Kim Eng Holdings, Ltd.................  2,281,200       1,611,871
 Koh Brothers, Ltd......................  1,494,000         118,760
 *L & M Group Investments, Ltd..........  7,107,100          62,772
 Labroy Marine, Ltd.....................  2,943,000         927,107
 *Lantrovision (S), Ltd.................  1,117,500         108,572
 Lee Kim Tah Holdings, Ltd..............  1,265,000         178,767
 *Leong Hin Holdings, Ltd...............    526,000          34,069
 *Liang Huat Aluminum, Ltd..............  1,477,000          69,575
 *Lion Asiapac, Ltd.....................    473,000          45,955
 Low Keng Huat Singapore, Ltd...........    372,000          97,474
 Lum Chang Holdings, Ltd................  1,134,030         186,968
 *MCL Land, Ltd.........................    361,000         284,838
 MMI Holdings, Ltd......................  1,453,000         342,225
 *Magnecomp International, Ltd..........    714,000         365,766
 *Manufacturing Integration Technology,
   Ltd..................................    588,000          93,482
 *Mediaring.Com, Ltd....................  2,094,000         178,785
 Metro Holdings, Ltd....................  2,256,960         710,990
 Multi-Chem, Ltd........................    957,000         157,781
 Nera Telecommunications, Ltd...........  1,159,000         368,521
 New Toyo Intenational Holdings, Ltd....    750,000         291,468

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *#Norelco Centreline Holdings, Ltd.....    722,000    $    514,409
 *Orchard Parade Holdings, Ltd..........  1,084,022         274,468
 #Osim International, Ltd...............  1,145,000         795,560
 Ossia International, Ltd...............    708,000          89,631
 PCI, Ltd...............................    734,000         263,640
 #PSC Corp., Ltd........................  4,088,000         300,889
 Pan-United Corp., Ltd..................  1,624,000         592,875
 Pentex-Schweizer Circuits, Ltd.........    916,000         137,538
 Pertama Holdings, Ltd..................    459,750          78,506
 Popular Holdings, Ltd..................  1,129,000         299,152
 *Qian Hu Corp., Ltd....................    266,000         117,470
 Robinson & Co., Ltd....................    284,832       1,249,484
 Rotary Engineering, Ltd................  1,231,000         369,670
 SBS Transit, Ltd.......................    857,000         605,547
 SMB United, Ltd........................  1,254,000         166,137
 SNP Corp., Ltd.........................    332,995         260,780
 *SP Corp., Ltd.........................    454,000          21,386
 San Teh, Ltd...........................    838,406         219,685
 Sea View Hotel, Ltd....................     66,000         345,875
 *Seatown Corp., Ltd....................    101,000           1,784
 *Sembawang Kimtrans, Ltd...............  1,295,000         141,068
 *Sin Soon Huat, Ltd....................  1,307,000          65,415
 Sing Investments & Finance, Ltd........     94,500          86,248
 #Singapore Food Industries, Ltd........  1,446,000         617,294
 Singapore Reinsurance Corp., Ltd.......  1,540,935         231,372
 *Singapore Shipping Corp., Ltd.........  1,122,000         178,378
 Singapura Finance, Ltd.................    139,250         104,952
 *Singatronics, Ltd.....................    748,000         151,952
 Ssangyong Cement (Singapore), Ltd......    236,000         152,859
 Stamford Land Corp., Ltd...............  3,229,000         456,315
 Straits Trading Co., Ltd...............  1,117,200       1,184,102
 *Sunright, Ltd.........................    378,000         137,997
 Superbowl Holdings, Ltd................    490,000          62,033
 Superior Metal Printing, Ltd...........    490,500          76,537
 *TSM Resources, Ltd....................    688,000         166,095
 *#TT International, Ltd................  1,094,000         209,356
 *Thakral Corp., Ltd....................  4,622,000         381,016
 Tiong Woon Corp. Holding, Ltd..........    652,000         191,957
 *Transmarco, Ltd.......................    106,500          62,710
 *Trek 2000 International, Ltd..........    622,000         199,605
 *Tuan Sing Holdings, Ltd...............  3,362,000         217,759
 UOB-Kay Hian Holdings, Ltd.............  1,602,000         867,833
 *Ultro Technologies, Ltd...............    530,000          62,415
 #Unisteel Technology, Ltd..............    898,000         671,530
 United Engineers, Ltd..................    632,666         596,046
 United Overseas Insurance, Ltd.........    125,500         237,950
 United Pulp & Paper Co., Ltd...........    354,000          79,209
 Vicom, Ltd.............................    120,000          60,060
 WBL Corp., Ltd.........................    510,000         873,874
 Wing Tai Holdings, Ltd.................  2,332,000       1,139,704
 *Xpress Holdings, Ltd..................  1,392,000          65,571
 *Yongnam Holdi.........................  1,004,000          20,691
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $51,125,639)....................                 48,691,133
                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Singapore Dollars
   (Cost $504,271)......................                    507,446
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)............................    236,300           1,044
                                                       ------------
TOTAL -- SINGAPORE
  (Cost $51,629,910)....................                 49,199,623
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
HONG KONG -- (26.1%)
COMMON STOCKS -- (26.1%)
 ABC Communications (Holdings), Ltd.....    930,000    $     45,520
 ALCO Holdings, Ltd.....................    740,000         235,909
 *APT Satellite Holdings, Ltd...........    599,000         183,243
 Aeon Credit Service (Asia) Co., Ltd....    522,000         349,632
 *Allied Group, Ltd.....................  5,592,000         388,954
 *Allied Properties, Ltd................    802,600         299,802
 *Anex International Holdings, Ltd......    152,000           2,624
 *Applied China, Ltd....................  1,036,250          20,155
 *Applied International Holdings,
   Ltd..................................  1,243,000          17,291
 *Artel Solutions Group Holdings, Ltd...  2,315,000         129,711
 Arts Optical International Holdings,
   Ltd..................................    468,000         150,703
 *Asia Commercial Holdings, Ltd.........     72,800           2,719
 Asia Financial Holdings, Ltd...........  1,976,908         425,246
 *Asia Logistics Technologies, Ltd......  2,214,000          11,977
 *Asia Standard International Group,
   Ltd..................................  5,136,000         181,926
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................  10,420,000         20,132
 Associated International Hotels, Ltd...    898,000         792,326
 Automated Systems Holdings, Ltd........    234,000          43,101
 Baltrans Holdings, Ltd.................    376,000         140,450
 *Beijing Development (Hong Kong),
   Ltd..................................    166,000          22,665
 *Bossini International Holdings,
   Ltd..................................    228,750           9,576
 Bright International Group, Ltd........    710,000          96,025
 CCT Telecom Holdings, Ltd..............    472,970          51,783
 *CEC International Holdings, Ltd.......    210,000           4,274
 *CNT Group, Ltd........................  3,078,000          86,429
 *COSCO International Holdings, Ltd.....  2,573,600         278,456
 *Capital Prosper, Ltd..................    480,000           3,833
 *Capital Strategic Investment, Ltd.....    122,000           2,231
 *Cash Financial Services Group, Ltd....     13,509             644
 *Casil Telecommunications Holdings,
   Ltd..................................    428,000          17,366
 *Catic International Holdings, Ltd.....  5,332,000         133,925
 *Celestial Asia Securities Holdings,
   Ltd..................................    128,036           9,565
 *Central China Enterprises, Ltd........  2,104,000           4,878
 #Champion Technology Holdings, Ltd.....    987,386         209,849
 Chen Hsong Holdings, Ltd...............  1,515,000       1,190,363
 *Cheuk Nang (Holdings), Ltd............    112,501          19,128
 *Cheung Tai Hong Holdings, Ltd.........    100,920           2,691
 *Chevalier Construction Holdings,
   Ltd..................................    131,203           4,022
 Chevalier International Holdings, Ltd..    431,143         240,184
 *Chevalier Itech Holdings, Ltd.........    355,250         105,244
 *#China Aerospace International
   Holdings, Ltd........................  2,430,000         169,020
 *China Bio-Medical Group Limited.......    415,000           5,345
 *China City Natural Gas Holdings,
   Ltd..................................  5,800,000          28,389
 *China Digicontent Co., Ltd............  2,710,000           3,491
 *China Everbright International,
   Ltd..................................  3,185,000         133,331
 *China Everbright Technology, Ltd......  3,244,000         137,890
 *China Gas Holdings, Ltd...............  1,514,000         144,309
 China Hong-Kong Photo Products
   Holdings, Ltd........................  1,909,000         118,028
 *China Investments Holdings, Ltd.......    210,000           4,544
 *China Motion Telecom International,
   Ltd..................................    257,000          19,862
 China Motor Bus Co., Ltd...............     74,000         463,239
 *China Nan Feng Group, Ltd.............      4,800              96
 China Online (Bermuda), Ltd............    423,200          56,691
 China Rare Earth Holdings, Ltd.........  1,180,000         171,750

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #China Resources Land, Ltd.............  1,878,000    $    263,669
 China Resources Logic, Ltd.............  3,796,000         396,048
 *China Rich Holdings, Ltd..............  3,380,000          26,557
 *China Sci-Tech Holdings, Ltd..........  2,786,000           6,459
 *China Star Entertainment, Ltd.........    440,292          62,384
 *China Strategic Holdings, Ltd.........    376,000           8,136
 Chinney Investments, Ltd...............  1,144,000          66,309
 Chow Sang Sang Holdings International,
   Ltd..................................    721,400         239,271
 Chuangs China Investments, Ltd.........  1,347,000          56,388
 *Chuang's Consortium International,
   Ltd..................................  1,858,884          73,028
 Chun Wo Holdings, Ltd..................  1,671,917         105,523
 Chung Tai Printing Holdings, Ltd.......    268,000          46,257
 City e Solutions, Ltd..................    186,000          21,323
 #City Telecom (H.K.), Ltd..............    754,000         274,364
 *Climax International Co., Ltd.........    296,000           1,029
 *Coastal Greenland, Ltd................    300,000           7,265
 *Compass Pacific Holdings, Ltd.........    624,000          12,860
 *Computer & Technologies Holdings,
   Ltd..................................    220,000          49,307
 Continental Holdings, Ltd..............     98,825           8,910
 *Continental Mariner Investment Co.,
   Ltd..................................  1,328,000         236,055
 #Coslight Technology International
   Group, Ltd...........................    626,000         256,009
 *Cosmos Machinery Enterprises, Ltd.....  1,024,000          54,078
 *Crocodile Garments, Ltd...............  1,539,000          55,505
 Cross Harbour Tunnel Co., Ltd..........    377,148         199,174
 *Culturecom Holdings, Ltd..............  3,767,000         126,155
 *DVN Holdings, Ltd.....................    292,490          42,195
 *Dan Form Holdings Co., Ltd............  2,386,600          70,704
 Daqing Petroleum & Chemical Group,
   Ltd..................................    735,000          58,697
 Dickson Concepts International, Ltd....    320,000         261,734
 Digital China Holdings, Ltd............  1,245,000         416,946
 *Dynamic Global Holdings, Ltd..........  1,446,000          16,763
 Dynamic Holdings, Ltd..................    244,000          33,629
 *Easyknit International Holdings,
   Ltd..................................    282,860           4,372
 *Eforce Holdings, Ltd..................  2,620,000         131,614
 Egana Jewelry and Pearls...............    331,789          85,473
 #Eganagoldfeil Holdings Ltd............  2,017,235         462,502
 Elec & Eltek International Holdings,
   Ltd..................................  3,078,790         602,782
 *Emperor International Holdings, Ltd...     64,436          36,519
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................  3,220,000         136,869
 *Ezcom Holdings, Ltd...................     72,576           2,945
 *Fairwood Holdings, Ltd................     42,600           6,859
 Far East Consortium International,
   Ltd..................................  1,672,000         351,043
 *Far East Hotels & Entertainment,
   Ltd..................................  1,853,000          88,311
 Far East Pharmaceutical Technology Co.,
   Ltd..................................  2,560,000         313,257
 First Sign International Holdings,
   Ltd..................................  1,050,000          48,013
 *Forefront International Holdings,
   Ltd..................................    658,000         197,054
 *Founder Holdings, Ltd.................  1,374,000         143,354
 Four Seas Frozen Food Holdings, Ltd....    347,184          64,843
 Four Seas Mercantile Holdings, Ltd.....    592,000         190,633
 *Fujian Group, Ltd.....................  2,378,000          25,117
 Fujikon Industrial Holdings, Ltd.......    532,000          91,138
 *Fushan Holdings, Ltd..................  2,566,000          89,240
 GZI Transport, Ltd.....................  1,600,000         494,616
 *GeoMaxima Energy Holdings, Ltd........  5,810,000         110,010
                                            SHARES        VALUE+
                                            ------        ------
 Global China Group Holdings, Ltd.......  2,288,000    $    156,196
 Global Green Tech Group, Ltd...........  1,012,000         173,368
 *#Global Tech (Holdings), Ltd..........  5,612,000          66,503
 Glorious Sun Enterprises, Ltd..........  1,066,000         374,163
 Gold Peak Industries (Holdings), Ltd...  1,059,250         293,342
 *Goldbond Group Holdings, Ltd. New.....    499,500          15,120
 Golden Resources Development
   International, Ltd...................  1,456,500          64,724
 *Gold-Face Holdings, Ltd...............  2,003,600         139,361
 Goldlion Holdings, Ltd.................  1,438,000         116,691
 Golik Holdings, Ltd....................    930,500          67,118
 Good Fellow Group, Ltd.................  3,488,000         159,493
 *Gorient Holdings, Ltd.................     73,700             171
 *Great Wall Cybertech, Ltd.............  15,795,170         20,345
 Group Sense (International), Ltd.......  2,062,000         268,254
 Guangdong Brewery Holdings, Ltd........  1,742,000         390,422
 *Guangnan Holdings, Ltd................  11,246,000        230,320
 *HKR International, Ltd................  1,884,860         594,815
 *Hang Fung Gold Technology, Ltd........    458,000          97,339
 Hang Ten Group Holdings, Ltd...........    585,039           1,055
 Hanny Holdings, Ltd....................    136,658          35,205
 *Hansom Eastern Holdings, Ltd..........  3,473,235          25,500
 Harbour Centre Development, Ltd........    517,000         512,765
 *Hen Fung Holdings, Ltd................  1,050,000          37,193
 Henderson China Holdings, Ltd..........    815,000         406,786
 High Fashion International, Ltd........    268,000          40,043
 *Hon Kwok Land Investment Co., Ltd.....    572,535          98,820
 Hong Kong Catering Management, Ltd.....    512,000          57,375
 *Hong Kong Construction Holdings,
   Ltd..................................    970,000          63,720
 Hong Kong Ferry (Holdings) Co., Ltd....    671,300         709,034
 *Hong Kong Parkview Group, Ltd.........  1,130,000          72,776
 *Hong Kong Pharmaceuticals Holdings,
   Ltd..................................  1,834,000          66,145
 Hongkong Chinese, Ltd..................  1,682,000         223,152
 *Hop Hing Holdings, Ltd................    660,265          33,168
 Hopson Development Holdings, Ltd.......    936,000         163,965
 *Hsin Chong Construction Group, Ltd....  1,569,658          76,829
 *Hualing Holdings, Ltd.................  1,344,000          56,263
 *Hudson Holdings, Ltd..................    256,000           4,188
 *Hycomm Wireless, Ltd..................  1,383,000          16,923
 *I-China Holdings, Ltd.................    854,000           3,410
 IDT International, Ltd.................  4,028,486         643,429
 *IMI Global Holdings, Ltd..............     91,600          20,058
 *ITC Corp., Ltd........................    466,157          31,223
 *Innomaxx Biotechnology Group, Ltd.....  3,050,000         223,930
 *Interchina Holdings Co., Ltd..........  6,660,000         446,082
 *Inworld Group, Ltd....................      2,036               9
 K Wah International Holdings, Ltd......  3,009,831         511,744
 K. Wah Construction Materials, Ltd.....  2,404,949         198,254
 *KPI Co., Ltd..........................    264,000           3,741
 KTP Holdings, Ltd......................    180,400          21,610
 *Kader Holdings Co., Ltd...............    545,600          10,612
 Karrie International Holdings, Ltd.....    488,000         138,286
 Keck Seng Investments (Hong Kong),
   Ltd..................................    858,600         127,182
 Kee-Shing Holdings Co., Ltd............    886,000          69,615
 Kin Yat Hldgs..........................    586,000         110,201
 *King Fook Holdings, Ltd...............  1,000,000          78,572
 *King Pacific International Holdings,
   Ltd..................................  1,404,200          22,066
 *Kingdee International Software Group
   Co., Ltd.............................    638,000         219,827
 Kingmaker Footwear Holdings, Ltd.......  1,058,750         470,489

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Kong Sun Holdings, Ltd................  2,198,000    $      5,662
 Kowloon Development Co., Ltd...........    604,000         474,574
 *Kwong Sang Hong International, Ltd....  1,434,000          73,883
 Kwoon Chung Bus Holdings, Ltd..........    556,000          73,049
 *Lai Sun Development Co., Ltd..........  2,970,000          40,551
 *Lai Sun Garment (International),
   Ltd..................................  2,325,000          56,002
 *Lam Soon (Hong Kong), Ltd.............    302,310          96,375
 *Le Saunda Holdings, Ltd...............    236,000           9,119
 *Leadership Publishing Group, Ltd......    250,257           2,772
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................  2,310,000           2,975
 *Leaptek, Ltd..........................    193,000             795
 Leefung-Asco Printers Holdings, Ltd....    144,000          23,556
 Lerado Group (Holding) Co., Ltd........  1,048,000         202,483
 *LifeTec Group, Ltd....................  1,383,000          16,745
 *Lippo, Ltd............................  1,074,760         160,585
 Liu Chong Hing Investment, Ltd.........    635,200         437,725
 Luk Fook Holdings (International),
   Ltd..................................    690,000         127,093
 Luks Industrial Group, Ltd.............    645,555          97,287
 Lung Kee (Bermuda) Holdings, Ltd.......    857,500         472,179
 *Mae Holdings, Ltd.....................  2,220,000           4,861
 *Magnificent Estates, Ltd..............  2,368,000          14,641
 *Magnum International Holdings, Ltd....    300,000           3,478
 Mainland Headwear Holdings, Ltd........    410,000         138,628
 *Mansion House Group, Ltd..............    600,000          20,480
 *Matrix Holdings, Ltd..................    402,000          96,829
 *Mei Ah Entertainment Group, Ltd.......  1,142,000          33,832
 Melbourne Enterprises, Ltd.............     45,500         181,681
 *Midas International Holdings, Ltd.....    774,000          71,781
 Midland Realty (Holding), Ltd..........    860,000         235,393
 *Millennium Group, Ltd.................    928,000          20,320
 *Min Xin Holdings, Ltd.................    753,200         133,883
 *Morning Star Resources, Ltd...........  1,845,000          13,546
 Moulin International Holdings, Ltd.....    699,274         463,865
 Nanyang Holdings, Ltd..................    137,500         125,747
 *National Electronics Holdings, Ltd....  2,156,000          61,373
 *New China Merchants Dichain...........  3,720,000          66,124
 New Island Printing Holdings, Ltd......    176,000          14,962
 *New World China Land, Ltd.............    702,800         169,282
 *New World Cyberbase, Ltd..............     25,220             114
 *#New World Infrastructure, Ltd........  1,380,600         225,844
 *Newocean Green Energy Holdings,
   Ltd..................................  3,931,200          79,499
 #Ngai Lik Industrial Holdings, Ltd.....  1,556,000         641,352
 *Onfem Holdings, Ltd...................  1,266,000          75,012
 Orient Power Holdings, Ltd.............    360,000          51,935
 *Oriental Metals Holdings Co., Ltd.....  1,237,800          39,381
 *Oriental Union Holdings, Ltd..........     83,800           2,580
 Oriental Watch Holdings, Ltd...........    398,000          89,201
 #Pacific Andes International Holdings,
   Ltd..................................    888,000         162,419
 Pacific Century Insurance Holdings,
   Ltd..................................  1,090,000         435,236
 *Pacific Plywood Holdings, Ltd.........  4,430,000          11,983
 Paul Y. ITC Construction Holdings,
   Ltd..................................  1,584,000         144,861
 Peace Mark Holdings, Ltd...............  1,105,315         163,727
 Pegasus International Holdings, Ltd....    226,000          33,477
 Perfectech International Holdings,
   Ltd..................................    571,450          53,733
 Pico Far East Holdings, Ltd............  1,190,000          62,845
 Playmates Holdings, Ltd................  1,895,000         309,991
 Pokfulam Development Co., Ltd..........    234,000          64,802
 *Poly Investments Holdings, Ltd........  2,670,000          54,682
                                            SHARES        VALUE+
                                            ------        ------
 Prime Success International Group,
   Ltd..................................    768,000    $     30,666
 #Proview International Holdings, Ltd...    944,000         229,811
 *QPL International Holdings, Ltd.......  1,191,000         441,049
 *Quality Healthcare Asia, Ltd..........    133,800          38,777
 *Rainbow International Holdings, Ltd...      2,036              20
 Raymond Industrial, Ltd................    605,400         202,746
 *Regal Hotels International Holdings,
   Ltd..................................  9,400,000         213,097
 *Rexcapital International Holdings,
   Ltd..................................  1,272,905          26,561
 *Riche Multi-Media Holdings, Ltd.......    706,000         270,538
 *Rivera Holdings, Ltd..................  3,620,000         112,373
 *Riverhill Holdings, Ltd...............      2,036              28
 Road King Infrastructure, Ltd..........    449,000         347,004
 Roadshow Holdings, Ltd.................  1,456,000         183,791
 S.A.S.Dragon Holdings, Ltd.............  1,696,000         161,657
 SA SA International Holdings, Ltd......  1,872,000         524,447
 *SEEC Media Group, Ltd.................  1,692,000          77,369
 Safety Godown Co., Ltd.................    408,000         152,404
 Saint Honore Holdings, Ltd.............    128,000          21,763
 San Miguel Brewery Hong Kong, Ltd......    612,800         145,236
 Sea Holdings, Ltd......................    832,000         178,969
 *Seapower Resources International,
   Ltd..................................    151,680             606
 Shanghai Allied Cement, Ltd............    356,080          28,436
 *Shanghai Century Holdings, Ltd........  5,242,000          94,528
 *Shanghai Land Holdings, Ltd...........  1,464,000          65,057
 Shanghai Real Estates, Ltd.............  1,692,000         132,943
 Shaw Brothers Hong Kong, Ltd...........    134,000         147,573
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................    553,792         132,677
 Shenyin Wanguo (Hong Kong), Ltd........    847,500         102,613
 Shougang Concord Century Holdings,
   Ltd..................................  1,292,000         189,716
 *Shougang Concord Grand (Group),
   Ltd..................................  1,701,000         194,998
 *Shougang Concord International
   Enterprises Co., Ltd.................  4,166,000         289,768
 *Shougang Concord Technology Holdings,
   Ltd..................................  1,647,914         224,997
 *Shui On Construction & Materials,
   Ltd..................................    282,000         314,197
 *Shun Ho Resources Holdings, Ltd.......    483,000          12,443
 *Shun Ho Technology Holdings, Ltd......  1,037,452          26,726
 Silver Grant International Industries,
   Ltd..................................  2,087,000         381,722
 *Sincere Co., Ltd......................    505,500          20,836
 Singamas Container Holdings, Ltd.......    838,000         442,552
 *Sino Golf Holdings, Ltd...............    438,000          85,190
 *Sinocan Holdings, Ltd.................    350,000           1,758
 *Sino-I.com, Ltd.......................  19,383,158        476,864
 Sinolink Worldwide Holdings, Ltd.......  2,314,000         271,232
 Sinopec Kantons Holdings, Ltd..........  1,296,000         212,005
 *Skynet (International Group) Holdings,
   Ltd..................................    244,240             315
 *Softbank Investment International
   (Strategic), Ltd.....................  1,434,000          14,223
 *Solartech New Shares..................     49,600           2,715
 *South China Brokerage Co., Ltd........  4,872,000          30,122
 *South China Industries, Ltd...........  1,124,000          28,956
 Southeast Asia Properties & Finance,
   Ltd..................................    263,538          39,377
 Starlight International Holdings, Ltd.
   (New)................................  1,311,292         184,104
 Starlite Holdings, Ltd.................    336,000          37,653

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Stelux Holdings International, Ltd....  1,307,702    $     44,637
 *Styland Holdings, Ltd.................    101,808             288
 Sun Hing Vision Group Holdings, Ltd....    358,000         146,408
 Sun Hung Kai & Co., Ltd................  2,048,600         459,138
 *Sun Innovation Holdings, Ltd..........  1,420,360           3,110
 *Sun Media Group Holdings, Ltd.........  9,814,000          32,867
 *#Sunday Communications, Ltd...........  4,441,000         177,329
 #Sunway International Holdings, Ltd....    866,000          41,830
 *Suwa International Holdings, Ltd......  1,062,000          34,882
 *TCC International Holdings, Ltd.......  1,124,000         191,107
 *Tack Hsin Holdings, Ltd...............    542,000          10,332
 Tai Cheung Holdings, Ltd...............  1,013,000         287,058
 Tai Fook Securities Group, Ltd.........    590,000          85,115
 Tai Sang Land Development, Ltd.........    471,984         116,725
 *Tak Shun Technology Group, Ltd........  2,088,000          77,995
 Tak Sing Alliance Holdings, Ltd........  2,909,865         103,072
 #Tan Chong International, Ltd..........    666,000         125,246
 *Termbray Industries International
   (Holdings), Ltd......................  2,304,900         118,754
 Tern Properties Co., Ltd...............     61,200          12,219
 *The Sun's Group, Ltd..................  17,004,000         21,902
 *Tian An China Investments Co., Ltd....  9,795,750         227,116
 Tian Teck Land, Ltd....................  1,098,000         371,252
 #Tianjin Development Holdings, Ltd.....    982,000         461,680
 *Titan (Holdings), Ltd.................  4,900,000         460,740
 *Tomorrow International Holdings, Ltd.
   New..................................    165,000          19,128
 Tonic Industries Holdings., Ltd........    920,000          59,251
 Top Form International, Ltd............  1,586,000         226,758
 Tristate Holdings, Ltd.................    138,000          34,306
 Truly International Holdings, Ltd......  1,014,000       1,031,815
 Tungtex (Holdings) Co., Ltd............    788,000         319,723
 *Tysan Holdings, Ltd...................  1,040,773          24,801
 *U-Cyber Technology Holdings, Ltd......    432,800          10,592
 U-Right International Holdings, Ltd....  2,040,000         111,675
 USI Holdings, Ltd......................    928,999          99,318
 *United Power Investment, Ltd..........  1,664,000          26,363
 *Universal Holdings Ltd................  2,770,000          14,272
 *Universe International Holdings,
   Ltd..................................    573,339          12,702
 Van Shung Chong Holdings, Ltd..........    359,335          81,924
 *Vanda Systems & Communications
   Holdings, Ltd........................  1,920,000         217,631
 Varitronix International, Ltd..........    445,344         441,696
 Veeko International Holdings, Ltd......  1,420,000          32,191
 Victory City International Holdings,
   Ltd..................................    723,613         316,900
 Vitasoy International Holdings, Ltd....  1,423,000         353,752
 *Wah Ha Realty Co., Ltd................    278,600          35,168
 *Wah Nam International.................     38,696           1,296
 Wai Kee Holdings, Ltd..................  1,265,738         171,187
 *Wang ON Group Ltd New.................     46,440           6,400
 Wellnet Holdings, Ltd..................  2,059,200         159,143
 *Winfoong International, Ltd...........  1,210,000          24,937
 Wing On Co. International, Ltd.........    565,000         458,486
 Wing Shan International, Ltd...........    896,000          54,820
 *Winsan China Investment Group, Ltd....  1,296,000          60,930
 Wong's International (Holdings), Ltd...    400,641          60,378
 *Wonson International Holdings, Ltd....  4,040,000           9,367
 World Houseware (Holdings), Ltd........    605,700          25,356
 *Xinao Gas Holdings, Ltd...............  1,094,000         609,453
 Y. T. Realty Group, Ltd................    965,000          62,149
 YGM Trading, Ltd.......................    228,000         132,889
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................    405,000          83,466
 *Yanion International Holdings, Ltd....    118,000           6,080
                                            SHARES        VALUE+
                                            ------        ------
 *Yaohan International Holdings, Ltd....    974,000    $          0
 *Yau Lee Holdings, Ltd.................    534,000          18,571
 Yip's Chemical Holdings, Ltd...........    674,000         155,400
 *Yugang International, Ltd.............  11,916,000        147,346
 *Yunnan Enterprises Holdings, Ltd......    240,000          14,838
 *Zhu Kuan Development Co., Ltd.........    646,000          26,211
 *e-New Media Co., Ltd..................    320,000           9,563
 *eSun Holdings, Ltd....................    653,600          20,205
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $68,102,189)....................                 47,790,059
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $53,854).......................                     53,852
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Allied Properties, Ltd. Warrants
   12/06/04.............................     80,260           7,443
 *Applied China, Ltd. Warrants
   04/30/04.............................    207,250             267
 *Climax International Co., Ltd.
   Warrants 02/08/04....................     11,200              14
 *Coastal Greenland, Ltd. Rights Open
   Pay Date.............................    982,000               0
 *Quality Healthcare Asia, Ltd. Warrants
   01/12/04.............................     26,760               0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      7,724
                                                       ------------
TOTAL -- HONG KONG
  (Cost $68,156,043)....................                 47,851,635
                                                       ------------
NEW ZEALAND -- (8.7%)
COMMON STOCKS -- (8.7%)
 *AFFCO Holdings, Ltd...................  1,640,950         237,021
 CDL Hotels NZ, Ltd.....................  1,243,344         367,343
 CDL Investments NZ, Ltd................    286,445          56,420
 Cavalier Corp., Ltd....................    249,212         899,912
 Colonial Motor Co., Ltd................     93,695         169,168
 *Cue Energy Resources NL...............    452,354          19,602
 DB Breweries, Ltd......................    312,589       1,652,106
 Ebos Group, Ltd........................     82,808         181,588
 *Evergreen Forests, Ltd................    323,301          97,641
 Hallenstein Glassons Holdings, Ltd.....    206,438         372,727
 Hellaby Holdings, Ltd..................    179,079         581,994
 Horizon Energy Distribution, Ltd.......     40,420          99,517
 *Kingsgate International Corp., Ltd....    479,679          78,733
 *Met Lifecare, Ltd.....................    234,168         345,922
 #Michael Hill International, Ltd.......    137,246         432,523
 *New Zealand Oil & Gas, Ltd............    420,122         102,058
 New Zealand Refining Co., Ltd..........     72,719         739,073
 Northland Port Corp. (New Zealand),
   Ltd..................................    219,997         440,540
 Nuplex Industries, Ltd.................    229,674         645,393
 *Pacific Retail Group, Ltd.............    194,156         305,936
 Port of Tauranga, Ltd..................    541,952       1,547,813
 Powerco, Ltd...........................    728,453         923,054
 *Provenco Group, Ltd...................    281,600          77,652
 Pyne Gould Guinness, Ltd...............    146,734         120,423
 Restaurant Brand New Zealand, Ltd......    369,175         271,468
 *Richina Pacific, Ltd..................    274,644          68,521
 *Rubicon, Ltd..........................    395,021         204,888
 Ryman Healthcare Group, Ltd............    300,000         435,293
 Sanford, Ltd...........................    340,412       1,155,484
 Scott Technology, Ltd..................     60,842         123,834
 *Seafresh Fisheries....................     80,520           1,480
 *Sky City Leisure, Ltd.................     15,236          11,404

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 South Port New Zealand, Ltd............     30,744    $     28,259
 Steel & Tube Holdings, Ltd.............    303,825         754,022
 *Tasman Farms..........................    157,056               0
 Taylors Group, Ltd.....................     29,646          47,103
 Tourism Holdings, Ltd..................    278,652         279,912
 *Trans Tasman Properties, Ltd..........  1,921,308         428,888
 Waste Management NZ, Ltd...............    349,572         963,950
 Williams & Kettle, Ltd.................     38,372         120,927
 Wrightson, Ltd.........................    478,020         458,213
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,294,743)....................                 15,847,805
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $35,201).......................                     35,967
                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $11,329,944)....................                 15,883,772
                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................      7,260               0
                                                       ------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Autoways Holdings Berhad..............     10,000           3,395
 *Promet Berhad.........................  1,143,000          87,229
 *RNC Corp. Berhad......................     33,000           3,561
 *Rekapacific Berhad....................    473,000               0
 *Saship Holdings Berhad................    223,520          52,351
 *Versatile Creative Berhad.............      3,000           6,947
 *Wing Tiek Holdings Berhad.............     95,800          22,437
                                                       ------------
TOTAL -- MALAYSIA
  (Cost $1,278,766).....................                    175,920
                                                       ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost $25,906).......................    252,000          49,379
                                                       ------------
                                             FACE
                                            AMOUNT        VALUE+
                                            ------        ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (11.3%)
 Repurchase Agreement in a Pooled Cash
   Account, Mizuho Securities USA,
   0.90%, 01/02/04 (Collateralized by
   $20,887,000 U.S. Treasury
   Obligations, rates ranging from 4.25%
   to 12.00%, maturities ranging from
   05/15/05 to 11/15/24, valued at
   $15,927,139) to be repurchased at
   $15,927,935{::}......................  $  15,927    $ 15,927,139
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.80%, 01/02/04
   (Collateralized by $4,899,000 FMC
   Discount Notes 1.19%, 09/09/04,
   valued at $4,856,134) to be
   repurchased at $4,784,316............      4,784       4,784,000
                                                       ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $20,711,139)....................                 20,711,139
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $193,036,753)++.................               $183,342,896
                                                       ============

--------------------

  +  See Note B to Financial Statements.
{::} Security purchased with cash proceeds from securities on loan.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
 ++  The cost for federal income tax purposes is $194,043,051.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003
                                  (UNAUDITED)

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (90.7%)
COMMON STOCKS -- (81.8%)
 4imprint P.L.C.........................      50,375   $     90,630
 600 Group P.L.C........................     100,910        110,193
 AEA Technology P.L.C...................      71,945        276,905
 AGA Food Service Group P.L.C...........     174,500        671,622
 AIM Group P.L.C........................      32,063         53,093
 *API Group P.L.C.......................      51,500         72,833
 *AWG P.L.C.............................      16,000        153,810
 Abacus Group P.L.C.....................      75,000        407,484
 Abbeycrest P.L.C.......................      42,590         57,182
 Abbot Group P.L.C......................     239,595        633,718
 Aberdeen Asset Management P.L.C........     225,050        342,444
 Acal P.L.C.............................      20,971        187,707
 *Acambis P.L.C.........................     137,000        748,017
 *Adam & Harvey Group P.L.C.............      10,500            376
 *Advanced Medical Solutions P.L.C......      29,802          5,802
 *Advanced Power Components, Ltd........      47,871         12,426
 Aggreko P.L.C..........................     281,200        777,741
 *Airflow Streamlines P.L.C.............      20,500         20,918
 Airsprung Furniture Group P.L.C........      58,000         73,719
 Alba P.L.C.............................     105,025      1,193,871
 Alexandra P.L.C........................      86,243        136,634
 Alexon Group P.L.C.....................     116,632        611,753
 *Alizyme P.L.C.........................     182,900        566,436
 Alpha Airports Group P.L.C.............     392,541        576,222
 Alphameric P.L.C.......................     172,688        268,951
 Alumasc Group P.L.C....................     100,245        285,332
 Alvis P.L.C............................     191,010        588,133
 Amberley Group P.L.C...................     200,000         25,510
 Amec P.L.C.............................      33,000        153,595
 Amstrad P.L.C..........................     149,652        340,234
 *Anglesey Mining P.L.C.................      55,000          2,585
 Anglo Eastern Plantations P.L.C........      57,166        161,179
 Anglo Pacific Group P.L.C..............      68,200         55,550
 *Anite Group P.L.C.....................     375,370        339,345
 *Antisoma P.L.C........................     163,333        114,033
 *Applied Optical Technologies P.L.C....      75,383         56,678
 *Arena Leisure P.L.C...................     389,516        282,404
 *Argonaut Games, Ltd...................     100,000         11,188
 Arla Foods UK P.L.C....................     742,432        618,017
 *Arm Holdings P.L.C....................     127,000        292,145
 Arriva P.L.C...........................      82,720        562,711
 *Ashtead Group P.L.C...................     260,500         72,282
 Ashtenne Holdings P.L.C................      56,300        317,475
 Atkins Ws P.L.C........................     108,400        907,198
 *Atrium Underwriting P.L.C.............      39,700        142,494
 Austin Reed Group P.L.C................      68,999        166,751
 Autologic Holdings P.L.C...............      44,489        243,705
 *Autonomy Corp. P.L.C..................     135,000        578,802
 Avesco P.L.C...........................      29,998         78,672
 Aveva Group P.L.C......................      13,700        117,721
 Avis Europe P.L.C......................     709,020      1,205,794
 Avon Rubber P.L.C......................      25,041        101,982
 *Axis-Shield P.L.C.....................      58,284        159,115
 Axon Group P.L.C.......................      41,556        120,515
 *BNB Resources P.L.C...................      49,000         18,421
 BPP Holdings P.L.C.....................     106,500        573,862
 BSS Group P.L.C........................      47,905        501,681
 *BTG P.L.C.............................     157,300        473,778
 BWD Securities P.L.C...................      10,951         91,159
                                            SHARES        VALUE+
                                            ------        ------
 Babcock International Group P.L.C......     310,464   $    666,935
 Baggeridge Brick P.L.C.................      98,000        253,504
 *Bailey (C.H.) P.L.C...................     109,500         13,231
 *Bailey (C.H.) P.L.C. Class B..........      10,000          5,102
 Barr (A.G.) P.L.C......................      43,000        465,709
 Beattie (James) P.L.C..................     132,247        313,684
 Belhaven Brewery Group P.L.C...........      31,500        237,120
 *Bell Group P.L.C......................      42,600         72,066
 Bellway P.L.C..........................     113,000      1,405,900
 Ben Bailey P.L.C.......................      26,000        189,202
 Benchmark Group P.L.C..................     138,813        638,637
 Bespak P.L.C...........................      55,918        493,002
 *Biocompatibles International P.L.C....      30,530         77,881
 Biotrace International P.L.C...........      75,000        154,401
 Birse Group P.L.C......................     421,901        100,073
 Black Arrow Group P.L.C................      56,500         70,801
 Blacks Leisure Group P.L.C.............      60,959        377,031
 *Blagden Industries P.L.C..............     131,092              0
 Blick P.L.C............................      68,555        372,468
 Bloomsbury Publishing P.L.C............      74,525        347,537
 Body Shop International P.L.C..........     194,000        460,160
 Bodycote International P.L.C...........     323,138        819,978
 Boot (Henry) P.L.C.....................      47,000        294,481
 Bovis Homes Group P.L.C................     123,400      1,053,719
 *Bradstock Group P.L.C.................       5,200          4,096
 Brammer (H.) P.L.C.....................     119,123        300,681
 Brewin Dolphin Holdings P.L.C..........     219,762        326,529
 Bristol Water Holdings P.L.C...........      60,000        315,247
 *Britannic P.L.C.......................     243,326      1,273,017
 British Polythene Industries P.L.C.....      56,740        322,496
 British Vita P.L.C.....................     205,900        884,624
 Brixton P.L.C..........................     263,200      1,268,623
 *Brown & Jackson P.L.C.................     296,819        454,306
 Brown (N) Group P.L.C..................     308,660        639,576
 Burndene Investments P.L.C.............     175,001        253,756
 Burtonwood Brewery P.L.C...............      38,000        231,628
 Business Post Group P.L.C..............      56,000        517,284
 CD Bramall P.L.C.......................      68,166        536,312
 *CLS Holdings P.L.C....................     122,907        594,062
 CML Microsystems P.L.C.................      28,361        138,350
 Caffyns P.L.C..........................       6,000         62,297
 *Cairn Energy P.L.C....................     183,836      1,319,672
 *Cambridge Antibody Technology Group
   P.L.C................................      32,600        274,871
 *Cammell Laird Holdings P.L.C..........     256,158         27,514
 Capital & Regional P.L.C...............      50,432        363,833
 Capital Radio P.L.C....................     105,550        888,070
 Carclo P.L.C...........................     100,463         72,837
 Care UK P.L.C..........................      64,835        335,427
 Carillion P.L.C........................     273,617        740,849
 *Carlisle Holdings, Ltd................       8,709         52,618
 Carpetright P.L.C......................     102,500      1,520,224
 Carr's Milling Industries P.L.C........      19,000        100,338
 Castings P.L.C.........................      79,000        259,510
 *Cenes Pharmaceuticals P.L.C...........     298,612         41,429
 Chamberlin & Hill P.L.C................      18,000         54,779
 Chapelthorpe P.L.C.....................     617,618        190,722
 *Character Group P.L.C.................      20,000         47,797
 Charles Taylor Consulting P.L.C........      66,743        315,428
 *Charter P.L.C.........................      88,743        162,835
 *Che Group P.L.C.......................      51,533         37,823

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Chelsfield P.L.C.......................      53,402   $    293,008
 Chemring Group P.L.C...................      49,000        313,591
 *Chime Communications P.L.C............      71,838         45,975
 Chloride Group P.L.C...................     485,500        443,252
 Christie Group P.L.C...................      53,263         65,791
 Chrysalis Group P.L.C..................     286,082      1,130,531
 Churchill China P.L.C..................      30,000         96,400
 City Centre Restaurants P.L.C..........     209,642        258,952
 Clarkson (Horace) P.L.C................      44,733        402,397
 *Clinical Computing P.L.C..............      46,666         32,163
 Clinton Cards P.L.C....................     433,380        640,050
 Colefax Group P.L.C....................      60,000         91,835
 Collins Stewart Tullett P.L.C..........      31,538        249,826
 *Colt Telecom Group P.L.C..............     257,000        435,917
 Comino Group P.L.C.....................      11,100         40,040
 Communisis P.L.C.......................     237,134        350,218
 Compel Group P.L.C.....................       5,000          6,937
 Computacenter P.L.C....................      51,000        429,101
 *Cookson Group P.L.C...................   2,289,168      1,639,188
 Coral Products P.L.C...................      50,000         51,467
 *Corporate Services Group P.L.C........     657,900        111,886
 Cosalt P.L.C...........................      30,700        194,276
 *Costain Group P.L.C...................     372,000        249,727
 Countryside Property P.L.C.............      94,086        351,174
 Countrywide Assured Group P.L.C........     352,874        895,435
 Courts P.L.C...........................     110,722        609,495
 *Cox Insurance Holdings P.L.C..........     336,666        436,947
 Cranswick P.L.C........................      44,032        253,026
 Crest Nicholson P.L.C..................     267,250      1,478,316
 Creston P.L.C..........................       6,250         15,832
 Croda International P.L.C..............     143,035        629,896
 Cropper (James) P.L.C..................      22,000         67,543
 *Culver Holdings P.L.C.................         338             97
 *DCS Group P.L.C.......................      10,000          2,417
 DFS Furniture Co. P.L.C................     112,600        765,972
 DTZ Holdings P.L.C.....................     114,500        277,738
 Daejan Holdings P.L.C..................      25,000        858,156
 Dairy Crest Group P.L.C................     130,200      1,025,545
 *Dana Petroleum P.L.C..................      79,133        348,485
 *Danka Business Systems P.L.C..........      85,000         92,820
 Dart Group P.L.C.......................      74,000        188,772
 Davis Service Group P.L.C..............     199,578      1,332,639
 *Dawson International P.L.C............     100,688         28,840
 De la Rue P.L.C........................     223,000      1,106,796
 DeVere Group P.L.C.....................     132,501        968,359
 Dechra Pharmaceiticals P.L.C...........      50,000        111,437
 Delta P.L.C............................     200,000        290,005
 Deltron Electronics P.L.C..............       8,621          9,800
 *Deltron Electronics P.L.C. (Rfd Issue
   Line)................................         718            803
 *Densitron International P.L.C.........      74,175         17,926
 Derwent Valley Holdings P.L.C..........      90,000      1,200,300
 Development Securities P.L.C...........      50,000        316,410
 Devro P.L.C............................     180,143        290,236
 Dewhurst P.L.C.........................       9,000         20,945
 Dewhurst P.L.C. Class A Non-Voting.....      15,500         31,771
 Diagonal P.L.C.........................      71,500         51,838
 *Dickinson Legg Group P.L.C............      11,935          6,463
 Dicom Group P.L.C......................      30,000        369,757
 *Dimension Data Holdings P.L.C.........     939,000        630,359
 Diploma P.L.C..........................      22,648        213,056
 Domestic & General Group P.L.C.........      38,623        363,337
 Domino Printing Sciences P.L.C.........     355,935      1,073,648
 Domnick Hunter Group P.L.C.............      38,000        285,709
 *Dowding & Mills P.L.C.................     336,440         57,969
                                            SHARES        VALUE+
                                            ------        ------
 Dyson Group P.L.C......................      42,750   $    217,726
 East Surrey Holdings P.L.C.............      62,560        346,056
 *Easynet Group P.L.C...................     120,200        252,833
 *Ebookers P.L.C........................      89,700        636,688
 *Edinburgh Oil & Gas P.L.C.............      33,200         68,645
 *Eidos P.L.C...........................     150,900        378,189
 Eldridge Pope & Co. P.L.C..............      25,000         70,935
 Eleco P.L.C............................     104,685         64,654
 Electronic Data Processing P.L.C.......      55,200         60,772
 *Elementis P.L.C.......................     465,200        270,654
 *Emess P.L.C...........................     288,250         49,666
 Ennstone P.L.C.........................     295,323        202,218
 *Enodis P.L.C..........................     420,429        613,397
 Eurocopy P.L.C.........................      41,051         31,232
 *Eurodis Electron P.L.C................     188,125         32,835
 Euromoney Institutional Investors
   P.L.C................................     117,550        824,371
 European Colour P.L.C..................      82,090         30,860
 European Motor Holdings P.L.C..........     118,325        356,917
 *European Telecom P.L.C................       7,000            376
 *Evans of Leeds Contingent Units
   P.L.C................................      80,000              0
 Expro International Group P.L.C........      54,966        265,674
 *FII Group P.L.C.......................      41,166          4,974
 FKI P.L.C..............................     702,700      1,345,999
 Fenner P.L.C...........................      92,146        141,862
 *Ferguson International Holdings
   P.L.C................................      89,105         55,829
 Ferraris Group P.L.C...................      10,800         30,934
 *Fibernet Group P.L.C..................      45,339         75,482
 Filtronic P.L.C........................      98,438        689,018
 Financial Objects P.L.C................       7,000          3,039
 Findel P.L.C...........................     142,288        830,380
 First Choice Holidays P.L.C............     633,195      1,569,923
 First Technology P.L.C.................     128,111        764,845
 Fisher (James) & Sons P.L.C............      76,000        358,497
 Forminster P.L.C.......................      43,333         17,842
 Forth Ports P.L.C......................     140,161      2,605,702
 Fortress Holdings P.L.C................     120,728         57,813
 Freeport Leisure P.L.C.................      40,314        289,034
 French Connection Group P.L.C..........     125,000        740,118
 Fuller, Smith & Turner P.L.C.
   Series A.............................      20,000        225,560
 Fulmar P.L.C...........................     107,500        151,067
 *Future Network P.L.C..................     347,000        364,946
 GB Group P.L.C.........................     250,000        136,499
 GWR Group P.L.C........................     170,000        742,557
 Galliford Try P.L.C....................     517,870        384,733
 Game Group P.L.C.......................     534,000        635,703
 Games Workshop Group P.L.C.............      32,319        407,885
 Gaming International P.L.C.............      14,000          8,270
 *Garton Engineering P.L.C..............      10,248              0
 *Gaskell P.L.C.........................      36,000         12,245
 Geest P.L.C............................      96,278        782,051
 *Get Group P.L.C.......................      13,200         46,079
 Gibbs & Dandy P.L.C....................       4,500         58,001
 Gleeson (M.J.) Group P.L.C.............      22,471        490,765
 *Glotel P.L.C..........................      30,300         53,699
 Go-Ahead Group P.L.C...................      40,000        744,705
 Goldshield Group P.L.C.................      29,500        109,580
 Gowrings P.L.C.........................       5,000          5,415
 Grainger Trust, Ltd....................      26,000        754,480
 Great Portland Estates P.L.C...........     246,700      1,035,626
 Greene King P.L.C......................      75,462      1,164,466
 *Greenwich Resources P.L.C.............     438,664         13,742

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Greggs P.L.C...........................      26,000   $  1,451,710
 *Gresham Computing P.L.C...............      52,200        311,643
 Guiness Peat Group P.L.C...............     547,171        656,280
 *Gyrus Group P.L.C.....................      89,572        266,979
 Halma P.L.C............................     436,150      1,161,406
 Halstead (James) Group P.L.C...........      52,208        364,496
 *Hampson Industries P.L.C..............     105,886         37,437
 *Hampton Trust P.L.C...................     232,050         18,174
 *Hardy Underwriting Group P.L.C........      28,200        116,614
 Hardys & Hansons P.L.C.................      48,000        408,156
 *Hartstone Group P.L.C.................     240,263          3,978
 *Harvey Nash Group P.L.C...............     183,750        248,351
 Havelock Europa P.L.C..................      27,660         41,841
 *Hawtin P.L.C..........................     196,500         29,900
 Haynes Publishing Group P.L.C..........      14,703         84,884
 Headlam Group P.L.C....................     152,974        915,335
 Heath (Samuel) & Sons P.L.C............       7,500         47,327
 Helical Bar P.L.C......................      46,000        627,898
 Helphire Group P.L.C...................     159,600        505,705
 Henlys Group P.L.C.....................     133,303        232,667
 Hercules Property Services P.L.C.......      14,500         56,457
 Heywood Williams Group P.L.C...........     140,400        233,744
 Highbury House Communications P.L.C....     439,166        167,062
 Highway Insurance Holdings P.L.C.......     204,751        129,204
 Hill & Smith Holdings P.L.C............      86,850        170,245
 Hiscox P.L.C...........................     305,300        781,545
 Hit Entertainment P.L.C................     195,791      1,032,213
 Hitachi Capital (UK) P.L.C.............      53,912        192,539
 Holidaybreak P.L.C.....................      92,974        908,752
 Homestyle Group P.L.C..................      45,692         97,746
 *Hornby P.L.C..........................      10,000        204,973
 House of Fraser P.L.C..................     395,650        655,155
 Hunting P.L.C..........................     223,174        431,478
 Huntleigh Technology P.L.C.............      54,225        307,231
 *Huntsworth P.L.C......................     108,000         38,184
 *Hyder Consulting P.L.C................      16,308         36,638
 *IAF Group P.L.C.......................      30,000          3,894
 IFX Group P.L.C........................      34,486         73,465
 *IMS Group P.L.C.......................      75,000          6,042
 *IQE P.L.C.............................     132,400         38,515
 ISIS Asset Management P.L.C............     157,339        704,154
 *Imagination Technologies Group
   P.L.C................................     189,698        244,504
 Incepta Group P.L.C....................     280,643        540,075
 Inchcape P.L.C.........................      20,000        466,157
 *Industrial & Commercial Holdings
   P.L.C................................       5,000            134
 Infast Group P.L.C.....................     301,224        148,290
 Informa Group P.L.C....................     144,829        830,950
 *Intec Telecom Systems P.L.C...........     222,600        239,093
 Intelek P.L.C..........................      99,880         21,456
 *Intertek Group P.L.C..................      35,000        288,842
 Intserve P.L.C.........................     144,534        620,973
 *Invensys P.L.C........................   3,103,500      1,013,925
 *Inveresk P.L.C........................     150,000         44,978
 Isoft Group P.L.C......................      81,540        541,182
 Isotron P.L.C..........................      50,325        400,899
 Ite Group P.L.C........................     247,186        274,351
 Itnet P.L.C............................      78,578        423,408
 JJB Sports P.L.C.......................     278,000      1,170,754
 JKX Oil and Gas P.L.C..................     220,533        214,173
 Jarvis Hotels P.L.C....................     215,318        564,689
 Jarvis P.L.C...........................     230,379        854,729
 *Jarvis Porter Group P.L.C.............      99,894         33,530
                                            SHARES        VALUE+
                                            ------        ------
 John David Group P.L.C.................     114,500   $    346,404
 Johnson Service Group P.L.C............     125,535        811,266
 Johnston Group P.L.C...................      26,000        145,450
 Joseph (Leopold) Holdings P.L.C........      14,000        219,294
 KBC Advanced Technologies P.L.C........      25,000         15,664
 *Kalamazoo Computer Group P.L.C........      56,120          2,763
 Keller Group P.L.C.....................     123,128        481,614
 Kensington Group P.L.C.................      56,000        328,315
 *Kewill Systems P.L.C..................      61,500         64,405
 Kidde P.L.C............................     232,000        442,312
 Kier Group P.L.C.......................      51,293        601,438
 Kiln P.L.C.............................     220,000        370,204
 *Kingston Communications P.L.C.........     453,332        527,498
 *Kleeneze P.L.C........................      84,300        202,220
 *Knowledge Support Systems Group
   P.L.C................................      25,000            358
 Laing (John) P.L.C.....................     301,961        971,652
 Laird Group P.L.C......................     163,100        782,492
 Lambert Howarth Group P.L.C............      25,200        121,802
 *Lastminute.com P.L.C..................      37,000        147,375
 *Laura Ashley Holdings P.L.C...........     623,937        120,072
 Lavendon Group P.L.C...................      50,092        126,438
 *Leeds United P.L.C....................      66,000          5,612
 Lincat Group P.L.C.....................      19,000        128,399
 Linton Park P.L.C......................      39,000        296,719
 Linx Printing Technologies P.L.C.......      27,000        169,895
 Litho Supplies P.L.C...................      20,000         17,902
 London Bridge Software Holdings
   P.L.C................................     157,269        149,214
 *London Clubs International P.L.C......     144,646        229,808
 London Industrial P.L.C................       5,000        127,549
 London Merchant Securities P.L.C.......     255,800        788,771
 London Scottish Bank P.L.C.............     263,000        581,452
 Lookers P.L.C..........................      53,160        251,711
 *Lorien P.L.C..........................      60,000         92,372
 Low & Bonar P.L.C......................      95,000        145,405
 Luminar P.L.C..........................      99,500        724,951
 *M.L. Laboratories P.L.C...............     126,442         69,037
 MFI Furniture Group P.L.C..............      60,855        164,499
 MS International P.L.C.................      71,500         54,398
 MSB International P.L.C................      16,000         25,635
 Macfarlane Group P.L.C.................     228,287        115,449
 Macro 4 P.L.C..........................      42,500        120,589
 Maiden Group P.L.C.....................      16,800         83,457
 Mallett P.L.C..........................      24,837        109,599
 Management Consulting Group P.L.C......     310,972        129,430
 Manchester United P.L.C................     316,681      1,459,790
 Manganese Bronze Holdings P.L.C........      32,184        115,517
 *Marlborough Stirling P.L.C............     243,500        191,797
 Marshalls P.L.C........................     225,800      1,014,586
 *Martin International Holdings P.L.C...     135,800         45,582
 *Marylebone Warwick Balfour Group
   P.L.C................................      73,345         67,619
 *Matalan P.L.C.........................      52,000        169,420
 Mayflower Corp. P.L.C..................     550,636        231,645
 McAlpine (Alfred) P.L.C................     196,111      1,033,022
 McBride P.L.C..........................     130,000        314,173
 McCarthy & Stone P.L.C.................     194,968      1,804,451
 McKay Securities P.L.C.................      68,500        235,441
 McLeod Russel Holdings P.L.C...........      74,524         38,689
 *Medical Solutions P.L.C...............     126,658        118,470
 *Medisys P.L.C.........................     312,934         67,224
 Meggitt P.L.C..........................     352,763      1,488,764
 Mentmore P.L.C.........................     236,561        417,129

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Menzies (John) P.L.C...................      57,314   $    323,193
 *Merant P.L.C..........................     172,500        404,531
 Merchant Retail Group P.L.C............     185,666        546,751
 Merrydown P.L.C........................      59,927        102,451
 Mersey Docks & Harbour Co. P.L.C.......      97,570      1,157,160
 Metal Bulletin P.L.C...................      95,500        316,276
 Metalrax Group P.L.C...................     358,740        533,027
 Mice Group P.L.C.......................     139,909        172,817
 Michael Page International P.L.C.......     436,800      1,454,409
 *Microgen P.L.C........................      52,770         51,484
 Millennium and Copthorne Hotels
   P.L.C................................      80,077        434,352
 Minerva P.L.C..........................     178,200        684,268
 Mitie Group P.L.C......................     500,000      1,076,332
 Molins P.L.C...........................      68,000        435,187
 Monsoon P.L.C..........................      71,000        179,848
 *Morgan Crucible Company P.L.C.........     243,600        593,072
 Morgan Sindall P.L.C...................      66,000        431,249
 Morse P.L.C............................     140,466        358,325
 Moss Brothers Group P.L.C..............     163,400        149,912
 Mowlem (John) & Co. P.L.C..............     342,030      1,239,882
 Mtl Instruments Group P.L.C............      14,748         49,502
 Mucklow (A & J) Group P.L.C............     175,000        762,831
 *My Travel Group P.L.C.................     395,900         76,967
 NHP P.L.C..............................     281,875        779,608
 *NSB Retail P.L.C......................     300,000         89,955
 *NXT P.L.C.............................      71,235        128,159
 National Express Group P.L.C...........      25,000        273,446
 Nestor Healthcare Group P.L.C..........     180,200        664,528
 New Look Group P.L.C...................     107,041        594,023
 Newcastle United P.L.C.................     148,923         91,975
 Nichols P.L.C..........................      66,550        157,258
 Nord Anglia Education P.L.C............       5,000         23,720
 *Nord Anglia Education RFD P.L.C.......         454          2,093
 Northamber P.L.C.......................      75,888         95,775
 Northern Foods P.L.C...................     443,800      1,146,025
 *Northgate Information Solutions
   P.L.C................................     342,029        353,595
 Northgate P.L.C........................     118,200      1,100,302
 Novar P.L.C............................     526,365      1,300,341
 *OEM P.L.C.............................      12,000          9,667
 *OM2000 P.L.C..........................      41,440              0
 Ocean Wilsons Holdings, Ltd............      84,250        230,002
 *Orbis P.L.C...........................      11,428          2,659
 Ottakar's P.L.C........................      30,000        210,254
 Owen (H.R.) P.L.C......................      34,000        108,036
 *Oxford Biomedica, Ltd.................      75,000         26,181
 *Oxford Biomedica, Ltd. New Shares.....      40,500         14,138
 Oxford Instruments P.L.C...............      43,051        152,209
 PHS Group P.L.C........................     542,900        813,946
 *PPL Therapeutics P.L.C................      43,529          3,604
 PSD Group P.L.C........................      43,500        229,722
 PZ Cuzzons P.L.C.......................      29,000        572,617
 *Pace Micro Technology P.L.C...........     292,500        295,846
 Paladin Resources P.L.C................     342,500        531,889
 *Palmaris Capital P.L.C................      42,500          8,749
 Paragon Group of Companies P.L.C.......     153,200        965,367
 Parity Group P.L.C.....................     241,406         46,457
 Park Group P.L.C.......................     291,600        138,333
 *Partridge Fine Arts P.L.C.............      58,000         71,123
 Pendragon P.L.C........................     239,375        809,901
 Penna Consulting P.L.C.................      33,000         77,684
 Peterhouse Group P.L.C.................      85,427        214,099
 *Pharmagene P.L.C......................     160,000        224,844
 *Photo-Me International P.L.C..........     416,620        865,146
                                            SHARES        VALUE+
                                            ------        ------
 *Phytopharm P.L.C......................      32,600   $    121,095
 Pillar Property P.L.C..................     133,900      1,240,458
 Pittards P.L.C.........................      60,985         61,683
 Planit Holdings P.L.C..................     235,000        119,896
 *Plantation & General P.L.C............      70,623         20,860
 *Plasmon P.L.C.........................     100,000        451,120
 Portmeirion Group P.L.C................      22,856         73,648
 Porvair P.L.C..........................      62,000        150,946
 Premier Farnell P.L.C..................      18,000         75,482
 *Premier Oil P.L.C.....................      84,748        690,291
 *Pressac P.L.C.........................      78,129         29,371
 Primary Health Properties P.L.C........      14,500         56,197
 *Probus Estates P.L.C..................      83,333          1,977
 *Protherics P.L.C......................     506,828        483,138
 *Provalis P.L.C........................     375,538         57,983
 *Psion P.L.C...........................     548,800        820,336
 *QA P.L.C..............................      79,475          6,047
 *Queens Moat Houses P.L.C..............     159,000         24,194
 Quintain Estates & Development
   P.L.C................................     158,650      1,004,680
 *Qxl Ricardo P.L.C.....................         130            326
 RAC P.L.C..............................     142,900      1,573,253
 RM P.L.C...............................      96,690        229,345
 *RMS Communications P.L.C..............      15,000              0
 ROK property solutions P.L.C...........      57,501        303,661
 RPC Group P.L.C........................      93,900        292,487
 RPS Group P.L.C........................     207,594        547,219
 Radamec Group P.L.C....................      35,000         25,689
 Radstone Technology P.L.C..............      40,384        284,837
 Ransom (William) & Son P.L.C...........      30,000         22,556
 *Redbus Imterhouse P.L.C...............     137,500         16,923
 Redrow P.L.C...........................     169,437      1,018,393
 *Redstone P.L.C........................      14,870          2,462
 Reed Health Group P.L.C................     155,333        268,338
 Reg Vardy P.L.C........................     103,597        873,029
 Regent Inns P.L.C......................     158,468        209,925
 Reliance Security Group P.L.C..........      24,600        282,943
 Renishaw P.L.C.........................     146,806      1,432,292
 Renold P.L.C...........................     144,000        203,648
 Ricardo P.L.C..........................     114,409        395,283
 *Richmond Foods P.L.C..................       8,400         65,262
 *Richmond Oil & Gas P.L.C..............     220,000              0
 *Robert Wiseman Dairies P.L.C..........      85,000        397,146
 Rotork P.L.C...........................     185,440      1,215,828
 Roxboro Group P.L.C....................       9,304         39,391
 *Royal Doulton P.L.C...................     240,000         35,445
 Royalblue Group P.L.C..................      47,200        428,814
 Rugby Estates P.L.C....................       9,100         42,111
 Rutland Trust P.L.C....................     174,255        109,180
 S & U P.L.C............................      21,140        208,142
 SCS Upholstery P.L.C...................      29,000        120,442
 *SDL P.L.C.............................      43,200         65,348
 *SFI Group P.L.C.......................      26,713         14,824
 SHL Group P.L.C........................      41,650         65,240
 SIG P.L.C..............................     157,030        913,602
 SMG P.L.C..............................     391,895        813,802
 SSL International P.L.C................     229,700      1,356,957
 *Safeland P.L.C........................      25,000         26,181
 Salvesen (Christian) P.L.C.............     286,957        292,808
 Sanctuary Group P.L.C..................     363,000        315,166
 Savills P.L.C..........................     104,000        619,036
 Scapa Group P.L.C......................      44,337         25,002
 *Scipher P.L.C.........................      34,563          2,166
 Scottish & Newcastle P.L.C.............      56,639        383,518
 Scottish Radio Holdings P.L.C..........      45,800        681,330

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Secure Trust Group P.L.C...............      27,118   $    214,814
 Securicor P.L.C........................     558,050        951,545
 Senior P.L.C...........................     122,900         83,604
 Serco Group P.L.C......................     178,979        551,089
 *Servicepower Technologies P.L.C.......     150,000        106,067
 Severfield-Rowan P.L.C.................      20,000        126,206
 Shaftesbury P.L.C......................     171,500        755,249
 Shanks & McEwan Group P.L.C............     252,200        514,684
 Shiloh P.L.C...........................      14,500         42,829
 *ShopRite Group P.L.C..................     204,780         45,824
 Simon Group P.L.C......................     348,089        277,295
 Sinclair (William) Holdings P.L.C......      53,000         75,903
 Singer & Friedlander Group P.L.C.......     202,250        753,988
 Sirdar P.L.C...........................      41,600         37,235
 *Skyepharma P.L.C......................     772,700      1,040,899
 Smart (J.) & Co. (Contractors) P.L.C...      22,500        195,351
 *Smart Approach Group P.L.C............     251,985          6,202
 Smith (David S.) Holdings P.L.C........     390,700      1,136,548
 Smith (James) Estates P.L.C............      13,000         67,722
 Smith (W.H.) P.L.C.....................      30,000        147,956
 *Soco International P.L.C..............      77,000        378,377
 Somerfield P.L.C.......................     601,400      1,491,092
 South Staff Water Holdings P.L.C.......     108,000      1,059,486
 Southampton Leisure Holdings P.L.C.....      19,615         14,221
 Spectris P.L.C.........................     152,690      1,163,741
 Speedy Hire P.L.C......................      50,000        326,704
 Spirax-Sarco Engineering P.L.C.........     106,811      1,032,526
 *Spirent P.L.C.........................   1,153,237      1,202,557
 *Sportech P.L.C........................     435,000        120,701
 Spring Group P.L.C.....................     169,495        350,453
 *Springwood P.L.C......................      37,500          4,363
 St. Ives P.L.C.........................     129,400        895,892
 St. Modwen Properties P.L.C............     160,800        706,690
 Staffware P.L.C........................      12,000        124,595
 *Stanelco P.L.C........................     561,800         57,828
 Stanley (Charles) Group P.L.C..........      76,800        391,830
 Stanley Leisure Organisation P.L.C.....     224,954      1,596,717
 *Sterling Publishing Group P.L.C.......      75,298         17,860
 Stylo P.L.C............................      64,096         40,160
 *Superscape P.L.C......................      97,345         48,794
 *Surfcontrol P.L.C.....................      42,400        569,649
 Swallowfield P.L.C.....................      15,000         21,348
 Sygen International P.L.C..............     492,975        403,745
 Syltone P.L.C..........................      50,400        162,854
 *Synstar P.L.C.........................     175,000        205,197
 TBI P.L.C..............................     214,000        258,588
 TT Electronics P.L.C...................     123,780        314,652
 *Tadpole Technology P.L.C..............     109,090         24,411
 *Tandem Group P.L.C....................     327,365              0
 Tarsus Group P.L.C.....................      34,855         53,972
 Taylor & Francis Group P.L.C...........     106,000        965,861
 Taylor Nelson AGB P.L.C................     109,000        405,864
 Ted Baker P.L.C........................      44,800        277,890
 *Telecommunications Group P.L.C........      45,958          5,451
 Telemetrix P.L.C.......................     165,708        501,327
 *Telspec P.L.C.........................      25,000          8,951
 *Terence Chapman Group P.L.C...........      62,500          2,797
 Tex Holdings P.L.C.....................      14,000         43,608
 The Big Food Group P.L.C...............     435,200      1,232,888
 *The Innovation Group P.L.C............     940,000        462,756
 The Malcolm Group P.L.C................     109,377        174,264
 The Television Corp. P.L.C.............      66,330         83,119
 *The Wireless Group P.L.C..............      56,600        103,856
 Thorntons P.L.C........................     158,000        420,025
 Thorpe (F.W.) P.L.C....................      24,000         81,631
                                            SHARES        VALUE+
                                            ------        ------
 *Thus Group P.L.C......................   1,416,000   $    766,796
 Tibbett & Britten Group P.L.C..........      86,123        623,633
 Tinsley (Eliza) Group P.L.C............      19,844         11,190
 Topps Tiles P.L.C......................      69,690        707,991
 Tops Estates P.L.C.....................      41,188        190,968
 Torex P.L.C............................      73,041        867,558
 *Torotrak P.L.C........................      99,193        158,038
 *Tottenham Hotspur P.L.C...............     150,000         75,187
 Town Centre Securities (New) P.L.C.....     142,137        527,979
 Trace Computers P.L.C..................      33,552         38,741
 *Trafficmaster P.L.C...................     100,700        123,935
 Transport Development Group P.L.C......      85,982        291,681
 Trifast P.L.C..........................     135,388        201,164
 Tullow Oil P.L.C.......................     396,688        608,940
 U.K. Coal P.L.C........................     156,700        353,452
 Ulster Television, Ltd.................     115,602        787,428
 Ultra Electronics Holdings P.L.C.......      86,645        820,522
 Ultraframe P.L.C.......................     104,900        471,347
 Umeco P.L.C............................      18,250        121,207
 Uniq P.L.C.............................      70,047        258,941
 Unite Group P.L.C......................     103,051        331,137
 Universal Salvage P.L.C................      14,255         27,050
 VP P.L.C...............................      83,100        211,986
 VT Group P.L.C.........................     179,775        773,990
 *Vanco P.L.C...........................      28,000        153,882
 *Vega Group P.L.C......................      32,300        101,189
 *Vernalis P.L.C........................     145,579        182,426
 *Vert (Jacques) P.L.C..................      45,000         14,500
 Victoria P.L.C.........................      12,000         84,209
 Victrex P.L.C..........................     136,254        848,828
 Vitec Group P.L.C......................      32,742        202,802
 *Volex Group P.L.C.....................      58,801        198,421
 WSP Group P.L.C........................      90,000        318,200
 Wagon P.L.C............................      65,292        208,052
 *Walker Greenbank P.L.C................      53,105         12,834
 Warner Estate Holdings P.L.C...........      70,000        570,792
 *Waterdorm P.L.C.......................     105,000              0
 Waterman P.L.C.........................      74,473         89,990
 Watermark Group P.L.C..................      50,000        136,499
 Weir Group P.L.C.......................     244,736      1,121,577
 Wellington Holdings P.L.C..............       9,000         17,320
 Wembley P.L.C..........................      36,926        398,273
 Westbury P.L.C.........................     202,522      1,413,930
 *Weston Medical Group P.L.C............      50,200          2,247
 Wetherspoon (J.D.) P.L.C...............     209,758      1,051,399
 Whatman P.L.C..........................     241,935        673,473
 White Young Green P.L.C................      74,667        230,573
 Whitehead Mann Group P.L.C.............      95,000        589,275
 Whittard of Chelsea P.L.C..............      30,000         93,178
 *Wiggins Group P.L.C...................   1,148,266         97,640
 Wilmington Group P.L.C.................      66,592        119,806
 Wilshaw P.L.C..........................     198,409         47,950
 Wilson Bowden P.L.C....................       7,000        128,444
 Wincanton P.L.C........................     147,600        550,914
 Wintrust P.L.C.........................      22,500        196,358
 Wolverhampton & Dudley Breweries
   P.L.C................................      78,873      1,087,908
 *Wood Group (John) P.L.C...............     340,600        821,608
 Woolworths Group P.L.C.................   1,717,965      1,360,876
 *Worthington Group P.L.C...............     102,653          6,891
 Wyevale Garden Centres P.L.C...........      59,578        375,955
 Wyndeham Press Group P.L.C.............      73,066        134,070
 *XAAR P.L.C............................      18,405         17,792
 XANSA P.L.C............................     454,518        691,610
 *Xenova Group P.L.C....................     436,931         76,262

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Yates Group P.L.C......................      53,065   $     90,245
 *Yorkshire Group P.L.C.................      82,504          9,969
 Young & Co's Brewery P.L.C.............      10,000        142,317
 Young & Co's Brewery P.L.C. Class A....       5,234         87,841
 Yule Catto & Co. P.L.C.................     151,984        693,792
 Zotefoams P.L.C........................      62,000         91,012
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $177,928,930)...................                228,416,737
                                                       ------------
INVESTMENT IN CURRENCY -- (8.9%)
 *British Pound Sterling
   (Cost $24,548,964)...................                 24,786,478
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......       1,000              0
 *Denistron Technologies P.L.C. Rights..      74,175          4,647
 *Letter of Entitlements -- Audemars
   Piguet...............................      90,242              0
 *Xenova Group P.L.C....................      56,991          3,316
 *Xenova Group P.L.C. Rights............      94,500              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $31,572)........................                      7,963
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $202,509,466)...................                253,211,178
                                                       ------------

                                             FACE
                                           AMOUNT@        VALUE+
                                           -------        ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (9.3%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.80%, 01/02/04
   (Collateralized by $26,623,000 FMC
   Discount Notes 1.19%, 09/09/04,
   valued at $26,390,049) to be
   repurchased at $26,001,717
   (Cost $26,000,000)...................  $   26,000   $ 26,000,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $228,509,466)++.................               $279,211,178
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities.
 ++  The cost for federal income tax purposes is $228,952,418.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2003
                                  (UNAUDITED)

                                           SHARES        VALUE+
                                           ------        ------
FRANCE -- (13.1%)
COMMON STOCKS -- (13.1%)
 Affine.................................      1,100   $     65,906
 *Ales Groupe SA........................      1,900         74,078
 Algeco SA..............................      2,300        197,711
 *#Alstom SA............................     95,700        150,889
 *Altedia SA............................      2,800         44,854
 *Alten SA..............................     14,900        213,877
 *#Altran Technologies SA...............     60,623        782,245
 Apem SA................................      1,000         60,293
 April Group SA.........................     19,600        351,060
 Arkopharma.............................      4,300        232,139
 Assystem SA............................      2,657        144,111
 Aubay SA...............................      5,700         26,099
 *Audika SA.............................      1,500         72,465
 *Baccarat SA...........................      1,090        114,802
 Bacou-Dalloz...........................      3,685        288,181
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................      4,615      1,047,805
 Beneteau SA............................      9,200        511,756
 *Berger Levrault SA....................        476        114,797
 Boiron SA..............................     15,200        354,692
 Bonduelle SA...........................      4,200        383,817
 Bongrain SA............................      7,500        408,394
 *Bricorama SA..........................      2,679        145,811
 Buffalo Grill SA.......................      1,028         13,096
 *#Bull SA..............................     68,000         67,760
 Burelle SA.............................      4,030        397,002
 *Business Objects SA...................     16,500        575,460
 CEGID SA...............................     18,000        392,785
 CFCAL-Banque...........................        840        264,884
 CFF Recycling..........................     10,576        933,804
 *CS Communication et Systemes..........      4,983        122,564
 *Camaieu SA............................      3,200        248,234
 Carbone Lorraine.......................     33,245      1,222,366
 Cegedim SA.............................      6,400        380,222
 Cie Financiere Pour La Location
   D'Immeubles Industriels &
   Commerciaux Sa.......................      6,400        298,688
 #Clarins SA............................      7,332        428,841
 *Club Mediterranee SA..................     10,200        381,728
 Consortium International de Diffusion
   et de Representation Sante...........        600          9,460
 *DMC (Dollfus Mieg et Cie).............      6,230         38,898
 *Damartex SA...........................     22,900        519,929
 Delachaux SA...........................      1,000         97,124
 Deveaux SA.............................      1,040        109,077
 Didot-Bottin...........................      1,620        165,515
 Dynaction SA...........................     10,660        258,836
 Eiffage SA.............................      3,825        454,002
 Electricite de Strasbourg..............     23,784      3,150,000
 Elior..................................     70,128        645,730
 Entenial SA............................      2,800        174,470
 Esso SA................................      3,200        370,535
 Etam Developpement SA..................      5,600        169,173
 Euler-Hermes SA........................     12,291        590,675
 *Euro Disney SCA.......................    517,400        274,102
 Evialis SA.............................      1,200         46,847
 Exel Industries SA.....................      1,800         95,358
 Explosifs et de Produits Chimiques.....        524        152,018
 Faurecia SA............................      6,500        406,414
                                           SHARES        VALUE+
                                           ------        ------
 Fimalac SA.............................    111,143   $  4,076,739
 Fininfo SA.............................      9,760        230,089
 Fleury Michon SA.......................      2,500        116,171
 Fonciere Lyonnaise SA..................      9,596        415,770
 France-Africaine de Recherches
   Petrolieres (Francarep)..............      4,250        441,994
 Francois Freres (Tonnellerie) SA.......      2,050         48,716
 *GCI (Groupe Chatellier Industrie SA)..      7,258            915
 GFI Informatique SA....................     23,400        206,609
 *Gantois Series A......................        647         31,966
 Gascogne SA............................      6,472        603,689
 *#Gaumont..............................     14,607        751,722
 *#Generale de Geophysique SA...........     20,770        782,543
 Generale de Sante......................     19,100        252,241
 Generale Location SA...................      9,000        204,226
 *Geodis SA.............................      3,010        150,348
 Gespac System..........................      1,100         22,339
 Gevelot................................      3,584        180,827
 Gifi...................................      3,200        212,513
 *Ginger (Groupe Ingenierie Europe).....      1,400         31,345
 Grands Moulins de Strasbourg...........        110         53,973
 Grandvision SA.........................      7,000        184,536
 Groupe Bourbon SA......................      3,700        381,761
 Groupe Crit............................      5,500        108,918
 Groupe Guillin SA......................      1,200        102,170
 Groupe Open SA.........................      1,000         32,795
 Groupe Steria..........................      8,600        329,768
 *Guitel................................        116            849
 Guyenne et Gascogne SA.................     26,000      2,946,645
 Havas SA...............................     62,300        359,121
 Hoteliere Lutetia Concorde.............      2,505        480,904
 Hotels et Casinos de Deauville.........      2,055        777,624
 Hyparlo SA.............................      3,836        167,898
 IDSUD..................................        614         16,651
 IMS International Metal Service SA.....     12,630        109,923
 Industrielle et Financiere d'Entreprise
   SA...................................        300         34,056
 *#Infogrames Entertainment SA..........     58,300        327,239
 Ingenico SA............................     61,820        899,072
 *Ioltech SA............................        500         42,445
 Ipsos SA...............................      3,700        345,358
 Kaufman et Broad SA....................      5,300        178,494
 *Lafuma SA.............................        793         63,666
 Laurent-Perrier........................      3,100        109,876
 *Lectra Systemes SA....................     19,192        151,299
 Legris Industries SA...................      9,350        308,993
 Lisi SA................................      6,845        265,494
 *MGI Coutier SA........................      1,400         34,400
 *MRM...................................      1,424         21,195
 Manitou SA.............................     11,092      1,021,337
 Manutan International SA...............      1,300         61,819
 Marionnaud Parfumeries Retails
   Perfumes.............................      8,271        304,112
 *Matussiere et Forest SA...............     13,600         67,245
 *Metaleurop SA.........................     35,449         24,145
 Montupet SA............................     32,450        568,939
 *Mr. Bricolage SA......................      5,200        151,514
 Neopost SA.............................      7,200        363,269
 *Nexans................................     12,200        407,949
 Norbert Dentressangle..................      6,320        260,198
 Nord Est SA............................     21,507      1,212,888

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Oberthur Card Systems SA..............     36,000   $    263,370
 *Oeneo.................................     31,265         94,647
 PSB Industries SA......................      1,240        150,933
 *Passat SA.............................      1,300         28,696
 *Penauille Polyservices SA.............     10,200        145,383
 *Petit Forestier SA....................      2,243         85,923
 #Pierre & Vacances.....................      4,500        454,087
 Pinguely-Haulotte SA...................     25,000        130,865
 Plastic Omnium SA......................     15,423        715,901
 Plastivaloire SA.......................        900         26,961
 Prosodie SA............................      3,600         94,904
 *Radiall SA............................      1,340         94,990
 Robertet SA............................      1,076        115,974
 Rodriguez Group SA.....................      6,600        368,794
 Rougier SA.............................      2,040        145,769
 Rue Imperiale..........................     14,432      2,894,410
 SDR de Bretagne SA.....................        714         22,065
 SEB SA Prime Fidelite 2002.............      3,000        374,622
 SILIC (Societe Immobiliere de Location
   pour L'industrie et le Commerce).....     12,256        817,788
 #SR Teleperformance....................     90,928      1,944,033
 Sabeton................................     13,500        182,202
 Samse SA...............................      4,400        496,720
 *Sasa Industries SA....................      1,000         28,128
 *Saveurs de France-Brossard............        900         24,407
 *#Scor SA..............................    433,800        716,799
 Sechilienne-Sidec......................      2,200        261,403
 Securidev SA...........................      1,500         16,271
 Selectibail............................     25,421        769,556
 Signaux Girod SA.......................        600         26,640
 Skis Rossignol SA......................     41,668        683,254
 Smoby SA...............................        500         41,057
 Societe du Louvre SA...................      6,305        508,186
 *Societe Francais des Papiers Peints...        400          4,995
 Societe Industrielle D'Aviations
   Latecoere SA.........................      2,900         79,560
 Societe Pour L'Informatique
   Industrielle SA......................      1,000         32,530
 *Solving International SA..............      2,100         23,866
 Somfy Interational SA..................     22,900      3,986,125
 Sophia SA..............................     17,550        905,171
 Sopra SA...............................      6,900        293,563
 Stallergenes SA........................      1,249         57,976
 Ste Virbac SA..........................      6,852        253,234
 Stef-Tfe SA............................        332         28,183
 Sucriere de Pithiviers-le-Vieil........      1,825      1,160,192
 *Sylis SA..............................      4,700         41,202
 Synergie SA............................      8,000        176,589
 Taittinger SA..........................     12,700      2,143,365
 *Tessi SA..............................        900         33,285
 Touax (Touage Investissement SA).......     10,378        195,700
 *Transiciel SA.........................      9,200        136,004
 #Trigano SA............................      5,500        262,235
 *Ubi Soft Entertainment SA.............      8,500        239,733
 Unilog SA..............................      6,320        346,771
 #Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........     31,700      2,639,001
 *Valtech, La Defense...................     20,000         21,695
 Viel et Compagnie......................     44,339        200,219
 #Vilmorin et Cie SA....................      2,349        297,180
 Vivarte SA.............................      8,299        379,987
                                           SHARES        VALUE+
                                           ------        ------
 Vranken Monopole.......................      2,200   $     90,658
 Zodiac SA..............................     14,627        429,142
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $41,062,062)....................                68,463,578
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Alstom SA Rights 12/10/03.............     95,700          1,207
 *Alstom SA Warrants 01/09/04...........     95,700          3,621
 *Group Open Warrants...................      1,000            820
 *Oeneo Warrants 08/26/06...............     14,365          4,530
 *Prosodie SA Warrants 10/28/06.........        900            761
 *Ubi Soft Entertainment SA Warrants
   05/14/06.............................      4,100          2,120
 *Valtech, La Defense Warrants
   07/29/05.............................     20,000          1,009
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $38,786)........................                    14,068
                                                      ------------
TOTAL -- FRANCE
  (Cost $41,100,848)....................                68,477,646
                                                      ------------
GERMANY -- (11.5%)
COMMON STOCKS -- (11.5%)
 *AC-Service AG.........................      4,300         31,729
 AWD Holding AG.........................     35,600      1,235,762
 Aareal Bank AG.........................     33,200      1,021,796
 *#Acg AG Fuer Chipkarten und
   Informationssysteme..................     15,400         54,584
 Ackermann-Goeggingen AG................      8,100        187,992
 *Adva AG Optical Networking............     32,400        163,471
 *Agrob AG..............................      5,800         70,232
 *Aigner (Etienne) AG...................        600         98,385
 #Aixtron AG............................     61,400        367,099
 Amadeus Fire AG........................      4,900         38,011
 Andreae-Noris Zahn AG, Anzag...........     27,200        943,491
 *Articon Integralis AG.................      7,900         33,880
 *Atoss Software AG.....................      3,700         70,938
 *Augusta Technologie AG................      3,200         11,302
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................     30,800      1,060,984
 *Baader Wertpapier Handelsbank AG......      7,900         62,279
 #Balda AG..............................     31,600        243,138
 *Basler AG.............................      3,200         42,785
 #Beate Uhse AG.........................     44,400        729,173
 Bechtle AG.............................     17,100        215,691
 *Berliner Elektro Holding AG...........     13,861        119,238
 Bertrandt AG...........................      7,650        139,916
 #Beru AG...............................      9,400        608,249
 *Beta Systems Software AG..............      2,850         36,847
 Bilfinger & Berger Bau AG..............     34,600      1,195,812
 *Biolitec AG...........................      8,000         34,309
 *Biotest AG............................      2,400         22,099
 Boewe Systec AG........................      5,700        291,183
 *Borussia Dortmund GMBH & Co. KGAA.....     21,650         93,394
 *#Brau und Brunnen AG..................      4,995        409,530
 Bremer Energiekonto AG.................     14,700         43,017
 *CBB Holding AG........................    102,602          4,530
 *CTS Eventim AG........................     14,800        193,214
 *Ce Consumer Electrnic AG..............     21,600         71,382
 *Ceag AG...............................     20,670        226,567
 Celanese AG............................     20,650        846,004
 *Cenit AG Systemhaus...................      3,500         30,241
 *Centrotec Hochleistungskunststoffe
   AG...................................      4,900         61,806
 Cewe Color Holding AG..................      5,600        132,795

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Comdirect Bank AG.....................     73,000   $    681,382
 *Computerlinks AG......................      4,600         71,367
 *Condomi AG............................      1,800          4,200
 *Curanum AG............................     21,500         52,882
 *D. Logistics AG.......................     28,000         72,402
 *#DAB Bank AG..........................     39,800        306,231
 *DEAG Deutsche Entertainment AG........     10,500         32,183
 DVB Bank AG............................      7,124        786,264
 *Data Modul AG.........................      2,904         71,062
 *Deutsche Euroshop AG..................     15,550        666,877
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................     87,200         85,792
 *Deutz AG..............................     60,400        246,080
 *Deutz AG Issue 03.....................     20,133         78,216
 *Dierig Holding AG.....................     10,500        157,606
 Dis Deutscher Industrie Service AG.....     11,850        273,531
 *Dom-Braugerei AG......................      1,100         53,141
 Douglas Holding AG.....................     36,650      1,026,274
 *Dr. Scheller Cosmetics AG.............      4,000         21,746
 *Drillisch AG..........................     22,450        101,376
 Duerr Beteiligungs AG..................     14,750        355,354
 *Eckert and Ziegler Strahlen -- und
   Medizintechnik AG....................      3,000         26,867
 *Elexis AG.............................      8,600         33,628
 *Elmos Semiconductor AG................     16,350        255,727
 ElreingKlinger AG......................      1,500        145,308
 *#Em TV & Merchandising AG.............    137,050        148,667
 *#Epcos AG.............................     55,500      1,259,391
 Erlus Baustoffwerke AG.................        297        127,371
 Escada AG..............................     20,520        372,714
 *Eurobike AG...........................      1,700            219
 *Evotec Biosystems AG..................     30,100        193,630
 #FJA AG................................      7,150        173,339
 #Feilmann AG...........................     17,800        826,236
 Fortec Elektronik AG...................      1,400         44,147
 *#Freenet.De AG........................     16,800      1,180,323
 Fuchs Petrolub AG Oel & Chemie.........      6,693        403,539
 GFK AG.................................     25,600        726,539
 *#GPC Biotech AG.......................     17,600        174,268
 *#Gft Technologies AG..................     22,600         70,981
 Grenkeleasing AG.......................     12,650        286,891
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................      3,383        149,350
 Hamborner AG...........................     21,000        595,989
 *Hawesko Holdings AG...................      3,300         86,371
 *Herlitz AG............................      6,962         20,637
 #Hochtief AG...........................     34,000        986,377
 *Hoeft & Wessel AG.....................      6,100         25,083
 Holsten-Brauerei AG....................     38,462      1,294,842
 Hucke AG...............................      8,300         35,177
 Hugo Boss AG...........................     25,100        516,057
 *IFA Hotel & Touristik AG..............      7,000         66,221
 *#IM International Media AG............     19,800         29,470
 IVG Immobilien AG......................     98,550      1,159,777
 *Innovation in Traffic Systems AG......     12,300         73,695
 Interseroh AG..........................      9,650        136,692
 *#Intershop Deutschland AG.............      7,320         24,283
 *Intertainment AG......................      8,500         36,453
 *Isra Vision Systems AG................      2,100         33,375
 Iwka AG................................     26,613        537,094
 *#Ixos Software AG.....................     18,600        212,323
 Jenoptik AG............................     40,800        460,595
 K & S Aktiengesellschaft AG............    129,500      3,536,422
 KSB AG.................................      2,387        415,497
 KWS Kleinwanzlebener Saatzucht AG......      1,650      1,070,884
                                           SHARES        VALUE+
                                           ------        ------
 *Kampa-Haus AG.........................     10,375   $     83,754
 Keramag Keramische Werke AG............     13,000        688,698
 Kloeckner-Werke AG.....................     38,900        394,495
 *Kontron AG............................     42,878        329,914
 Krones AG..............................      7,450        592,016
 *LPKF Laser & Electronics AG...........      9,000         59,031
 Leifheit AG............................     12,500        386,289
 Leoni AG...............................     25,000      1,551,463
 Loewe AG...............................      7,100         50,868
 #MVV Energie AG........................     48,000        917,255
 *MWG Biotech AG........................     19,400         22,734
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................      2,400          1,574
 Maxdata AG.............................     24,600        180,280
 *Mediclin AG...........................     22,050         49,229
 *Medigene AG...........................      8,600         64,001
 *Mensch und Maschine Software AG.......      1,400         16,246
 *#Morphosys AG.........................      3,100         44,772
 Muehlabauer Holdings AG & Co. KGAA.....      5,900        147,723
 *Nemetschek AG.........................      7,400         53,671
 Norddeutsche Affinerie AG..............     30,700        364,001
 Norddeutsche Steingutfabrik AG.........      5,960         33,829
 Novasoft AG............................     11,800         44,801
 *November AG...........................      5,400         42,230
 *Ohb Teledata..........................     12,650        111,693
 PC-Ware Information Technologies AG....      5,100         50,691
 *PVATepla AG...........................     15,550         34,325
 *Pandatel AG...........................      5,700         33,935
 *Parsytec AG...........................     11,900         62,742
 *Personal & Informatik AG..............      5,900         34,382
 #Pfeiffer Vacuum Technology AG.........      8,250        292,205
 *Pfleiderer AG.........................     36,250        243,709
 *Phoenix AG, Hamburg...................     37,500        435,167
 *Plambeck Neue Energien AG.............      5,250         14,436
 *Plenum AG.............................      9,300         22,288
 *Primacom AG...........................     15,200         15,338
 *Produkte und Syteme der
   Informationstechnologie AG...........     10,300         56,515
 Progress-Werk Oberkirch AG.............      5,000        210,015
 Puma AG................................      5,700      1,006,559
 *#Qs Communications AG.................     98,700        354,812
 Rational AG............................     10,612        602,346
 *Realtech AG...........................      3,650         33,839
 Renk AG................................     19,400        599,521
 *Repower Systems AG....................      5,000        119,892
 Rheinmetall Berlin AG..................     45,000      1,305,500
 Rhoen Klinikum AG......................     13,750        768,321
 Rinol AG...............................      5,900         20,465
 *Rohwedder AG..........................        610          6,617
 *Ruecker AG............................      7,800         36,403
 *#SAP Systems Integrations AG..........     33,650        640,912
 *#SGL Carbon AG........................     20,800        348,941
 Salzgitter AG..........................     58,650        646,570
 Sartorius AG...........................      6,550         73,117
 Schlott Sebaldus AG....................      4,400         96,569
 Schwarz Pharma AG......................      8,900        236,869
 Sektkellerei Schloss Wachenheim AG.....     15,120        114,430
 *Senator Entertainment AG..............      9,800         11,620
 *#Singulus Technologies AG.............     34,600        720,106
 Sinner AG, Karlsruhe...................      4,160         53,784
 Sixt AG................................     15,400        231,155
 *Software AG...........................     25,300        524,956
 Stada Arzneimittel AG..................     20,000      1,242,432

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Stahl (R.) AG.........................      2,000   $     15,893
 *Steag Hamtech AG......................     28,200        139,079
 *Stoehr & Co. AG.......................     16,000         62,563
 *Strabag AG............................      3,332        256,372
 Stuttgarter Hofbraeu AG................     18,000        568,744
 Sued-Chemie AG.........................     29,146      1,187,457
 *Suess Microtec AG.....................     14,000        178,355
 *Syskoplan AG..........................      3,300         28,721
 *Syzygy AG.............................     18,000        147,578
 *TFG Venture Capital AG & Co. KGAA.....      8,800         19,647
 Takkt AG...............................     68,450        485,228
 *Techem AG.............................     23,150        446,765
 Technotrans AG.........................      5,000         71,582
 *Telegate AG...........................     10,800        118,380
 *Teles AG Informationstechnologien.....     21,200        286,125
 Textilgruppe Hof AG....................     12,170         96,709
 *#Tomorrow Focus AG....................     42,650        131,802
 *Umweltkontor Renewable Energy AG......     14,100         16,007
 United Internet AG.....................     43,050      1,034,438
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................      9,415         21,970
 VK Muehlen AG..........................      1,312        124,117
 #Vossloh AG............................     15,900        895,478
 *#WCM Beteiligungs AG..................    245,466        325,100
 Wanderer-Werke AG......................      7,903        219,705
 *Wedeco AG Water Technology............     10,550        237,535
 *Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................      7,000         51,211
 Wuerttembergische Lebensversicherung
   AG...................................     11,330        183,641
 Wuerttembergische Metallwarenfabrik
   AG...................................     30,330        596,806
 Wuerzburger Hofbraeu AG................        133         62,071
 Zapf Creation AG.......................      7,500        180,216
                                                      ------------
TOTAL -- GERMANY
  (Cost $47,108,098)....................                60,060,616
                                                      ------------
SWITZERLAND -- (8.8%)
COMMON STOCKS -- (8.8%)
 *A. Hiestad Holding AG.................        190         66,060
 *AFG Arbonia-Forster Holding AG........      2,610        326,052
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................         30         15,039
 *Actelion, Ltd.........................      4,400        474,955
 *Agie Charmilles Holding AG............      3,000        183,141
 *Allreal Holding AG....................      3,657        275,735
 Also Holding AG........................        268         65,876
 *Amazys Holding AG.....................      1,183         37,975
 *Ascom Holding AG......................     12,320         93,240
 BHB Beteiligungs und
   Finanzgesellschaft...................        150          5,326
 BVZ (Brig Visp Zermatt) Holding AG.....        370         74,793
 Bachem AG..............................      3,059        156,938
 Bank Coop AG...........................      5,881      1,105,585
 Bank Sarasin & Cie Series B, Basel.....        274        420,942
 *Banque Cantonale de Geneve............      1,344        186,916
 Banque Cantonale du Jura...............        450         77,502
 *Banque Cantonale Vaudoise.............        600         68,405
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................        120      1,149,788
 Barry Callebaut AG.....................      2,326        460,780
 Basellandschaftliche Kantonalbank......        600        396,361
 Basler Kantonalbank....................      5,250        346,392
 *Batigroup Holding AG..................      2,902         28,627
 Belimo Holdings........................        240         95,670
                                           SHARES        VALUE+
                                           ------        ------
 *Berna Biotech.........................     13,727   $    144,290
 *Berner Kantonalbank...................      2,315        278,904
 Bobst Group SA.........................     18,200        625,430
 Bossard Holding AG.....................      6,350        282,393
 Bucher Industries AG, Niederweningen...      3,355        450,317
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................        427        303,483
 *Calida Holding AG.....................        396         76,847
 *Carlo Gavazzi Holding AG..............        910         43,339
 *Charles Voegele Holding AG............      3,960        252,633
 Cie Financiere Tradition...............      5,202        494,227
 Conzzeta Holdings AG...................      1,415      1,121,245
 *Crossair AG, Basel....................     13,517        103,720
 Daetwyler Holding AG, Atldorf..........        348        554,324
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........      8,390      4,579,139
 *ESEC Holding AG.......................        921        140,002
 Edipresse SA, Lausanne.................        694        336,689
 *Eichhof Holding AG....................        188        119,329
 Energie Electrique du Simplon SA.......        350         34,950
 Energiedienst Holding AG...............      8,265      2,399,139
 Escor Casino & Entertainment AG........        744         18,228
 Feintol International Holding AG.......        110         21,079
 *Fischer (Georg) AG, Schaffhausen......      1,552        305,882
 *Flughafen Zuerich AG..................      1,842         96,810
 *Forbo Holding AG, Eglisau.............      1,100        314,413
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................      6,003        359,185
 Galenica Holding, Ltd. AG, Bern........      4,290        624,378
 Geberit AG.............................        870        427,702
 Generale d'Affichage, Geneve...........        290        148,898
 *Generali (Switzerland) Holdings,
   Adliswil.............................      1,670        218,751
 *Golay-Buchel Holding SA, Lausanne.....         40         33,475
 Gornergrat Monte Rasa-Bahnen Zermatt...         70         46,695
 Gurit-Heberlein AG.....................      1,125        781,383
 *HPI Holding SA........................      6,000          9,509
 Helvetia Patria Holding................      2,831        485,282
 *Industrieholding Cham AG, Cham........        864        157,186
 *Interroll-Holding SA..................        320         33,637
 Jelmoli Holding AG.....................      1,521      1,568,041
 #Jelmoli Holding AG, Zuerich (Namen)...      2,835        584,536
 Kaba Holding AG........................      1,340        270,871
 *Kardex AG, Zuerich....................      1,039        130,216
 *Kardex AG, Zuerich (Participating)....        610         74,477
 *Komax Holding AG......................      1,100         77,425
 *Kudelski SA...........................     13,000        429,392
 Kuoni Reisen Holding AG................      1,350        451,910
 *Leica Geosystems Holdings AG..........      1,057        174,351
 *Lem Holdings AG, Lyss.................        270         49,776
 Luzerner Kantonalbank AG...............      3,200        468,324
 *Maag Holding AG, Zuerich..............        922        128,972
 *Micronas Semi.........................     12,202        522,414
 *Mikron Holding AG, Biel...............      2,652         37,740
 *Mobilezone Holding AG.................     13,349         25,905
 *Moevenpick-Holding, Zuerich...........      1,320        704,427
 Nobel Biocare Holding AG...............     45,460      4,603,893
 Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................        240        275,561
 Oz Holding AG..........................      4,400        298,848
 PSP Swiss Property AG..................      3,442        487,043
 *Parco Industriale e Immobiliare SA....        600          1,698
 *Phoenix Mecano AG, Stein am Rhein.....      2,749        889,104

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Phonak Holding AG......................     29,137   $    636,102
 *Publicitas Holding SA, Lausanne.......      1,115        324,560
 *#Reg Real Estate Group................      8,010        501,941
 Rieters Holdings AG....................      2,056        475,453
 Roche Holding AG Genusschein...........        800         80,695
 SAIA-Burgess Electronics AG............        274        104,571
 *SIA Abrasives Holding AG..............        337         62,672
 Sarna Kunststoff Holding AG............      1,760        162,232
 *Saurer AG.............................      6,943        308,204
 *Schaffner Holding AG..................        300         50,212
 *Schweiter Technology AG...............        500         83,384
 Schweizerhall Holding AG, Basel........        140        190,176
 Schweizerische National Versicherungs
   Gesellschaft.........................        472        215,630
 Siegfried Holding AG...................      8,560      1,079,733
 Sig Holding AG.........................      3,000        414,190
 *Sihl..................................        150            412
 Sika Finanz AG, Baar...................        925        399,394
 Sopracenerina..........................      2,409        331,134
 *St. Galler Kantonalbank...............      1,596        301,004
 Sulzer AG, Winterthur..................      1,637        440,769
 *Swiss Prime Site AG...................      1,492        277,469
 *Swisslog Holding AG...................      6,810         31,221
 Tamedia AG.............................      4,500        400,243
 Tecan Group AG.........................      5,859        283,298
 *Temenos Group AG......................     24,359        175,294
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................      2,560         72,448
 Unaxis Holding AG......................      1,000        141,702
 Unilabs SA.............................      2,700         58,945
 Valiant Holding AG.....................      6,278        472,087
 Valora Holding AG......................      1,857        462,467
 *Vaudoise Assurances Holding,
   Lausanne.............................         45         60,000
 Villars Holding SA, Fribourg...........        150         33,354
 *Von Roll Holding AG...................     23,024         17,500
 *#Von Roll Holding AG, Gerlafingen.....     23,024         20,106
 Vontobel Holdings AG...................     29,250        668,132
 *Walliser Kantonalbank.................        150         34,566
 Wmh Walter Meier Holding Ag, Zuerich...      1,000         51,142
 Zehnder Holding AG.....................        193        156,054
 Zschokke Holding SA, Geneve............        230         87,406
 *Zueblin Holding AG....................     10,093         74,591
 Zuger Kantonalbank.....................        545      1,101,678
 *Zuger Kantonalbank New Shares.........         45         90,236
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $26,162,815)....................                45,722,322
                                                      ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,229)......................      6,003        315,500
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $8,018)........................                     8,558
                                                      ------------
TOTAL -- SWITZERLAND
  (Cost $26,437,062)....................                46,046,380
                                                      ------------
ITALY -- (8.7%)
COMMON STOCKS -- (8.7%)
 *Acea SpA..............................    163,000      1,048,562
 *#Acegas SpA...........................     27,200        176,347
 *Actelios SpA..........................     25,801        213,164
 Aem Torino SpA.........................    355,000        575,397
                                           SHARES        VALUE+
                                           ------        ------
 *Aeroporto de Firenze SpA..............      6,000   $     85,520
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................  2,712,400        898,089
 *Amplifon SpA..........................     15,200        432,341
 *Auschem SpA (In Liquidation)..........     82,000              0
 Azienda Mediterranea Gas e Acqua SpA...    267,000        335,097
 *#Banca Ifis SpA.......................     16,600        214,619
 #Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................     81,000        579,301
 Banca Monte Dei Paschi di Siena SpA....    229,515        725,196
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................     19,000        426,589
 Banca Profilo SpA......................     88,500        210,980
 Banco di Desio e della Brianza SpA.....     90,000        384,839
 Banco Piccolo Valellinese Scarl SpA....     41,600        489,566
 *Bastogi SpA...........................  1,183,000        232,780
 *Beghelli SpA..........................    142,000         96,900
 Beni Stabili SpA, Roma.................  1,309,500        857,253
 Biesse SpA.............................     17,100         48,315
 *Binda SpA.............................  1,299,375              0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................      9,675        158,036
 Bremba SpA.............................     53,375        404,621
 Brioschi Finanziaria SpA, Milano.......    373,400        119,631
 #Buzzi Unicem SpA......................     94,100      1,109,782
 CAMFIN (Cam Finanziaria)...............     36,527         88,231
 CIR SpA (Cie Industriale Riunite),
   Torino...............................    591,100      1,103,466
 *#CMI SpA..............................     64,502        353,101
 CSP International Industria Calze
   SpA..................................     10,000         16,524
 #Caltagirone Editore SpA...............     95,800        830,154
 #Caltagirone SpA.......................    178,399      1,165,624
 *Carraro SpA...........................     26,200         79,314
 Cementir Cementerie del Tirreno SpA....    249,704        792,136
 *Cirio Finanziaria SpA.................    175,000         38,408
 Class Editore SpA......................     70,600        201,256
 *Coats Cucirini SpA....................     30,000         35,986
 *Compagnia Immobiliare Azionaria.......     44,000          7,909
 Credito Artigiano SpA..................     93,900        376,642
 #Cremonini SpA.........................    102,400        193,098
 Danieli & C.Officine Meccaniche SpA....     66,500        276,804
 *Dataconsyst C.G.S. SpA, Monza.........        220              0
 *Davide Campari -- Milano SpA..........     13,400        650,732
 *De Longhi SpA.........................    115,000        481,584
 *Del Favero SpA........................     86,000              0
 *Ducati Motor Holding SpA..............    112,500        194,832
 Emak SpA...............................     27,000        109,662
 Erg SpA................................    124,000        672,553
 Ergo Previdenza SpA....................     69,200        356,998
 Ericsson SpA...........................     19,800        485,260
 Esprinet SpA...........................      3,700        104,121
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................     25,000              0
 *Finarte Casa d'Aste SpA (Milano)......     56,266        121,716
 *Finarte Partecipazioni Pro Arte SpA...    242,693         62,755
 *#Finmatica SpA........................     35,900        423,845
 *Fochi (Filippo) SpA...................    216,000              0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................    310,000              0
 Gabetti Holding SpA....................     55,000        126,608
 Gefran SpA.............................     11,000         53,418
 *Gemina SpA............................    282,400        295,651

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Gerolimich SpA (In Liquidation).......    297,400   $          0
 Gewiss SpA.............................    221,700      1,006,710
 Giovanni Crespi SpA....................     21,000         17,774
 Grandi Navi Veloci SpA.................     38,000         83,880
 *#Granitifiandre SpA...................     28,500        247,685
 *Grassetto SpA.........................    279,125              0
 Gruppo Ceramiche Ricchetti SpA.........    164,000         73,229
 *I Grandi Viaggi SpA...................     28,100         24,456
 ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................     34,500        210,185
 *#Immobiliare Lombardia SpA............    425,000         75,050
 Immsi SpA..............................    287,000        407,621
 Impregilo SpA..........................    532,000        342,230
 Industria Macchine Automatique SpA.....     27,000        360,318
 Industria Romagnola Conduttori
   Elettrici SpA........................     17,500         55,184
 #Industrie Zignago S. Margherita SpA...     52,000        815,288
 #Interpump Group SpA...................     64,700        289,714
 Italmobiliare SpA, Milano..............     12,750        589,414
 *Juventus Footbal Club SpA.............     98,000        209,523
 *La Doria SpA..........................     22,000         60,078
 *Lavorwash SpA.........................     10,000         24,344
 Linificio and Canapificio Nazionale
   SpA..................................     22,000         45,787
 Maffei SpA.............................     52,500        100,325
 *Mandelli SpA..........................     41,000              0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................    138,000      1,568,340
 *Marcolin SpA..........................     35,100         49,365
 *Mariella Burani Fashion Group SpA.....     20,400        202,508
 *Meliorbanca SpA.......................     62,500        316,915
 Merloni Elettrodomestici SpA...........    155,000      2,922,868
 Milano Assicurazioni SpA...............    266,700      1,019,300
 Mirato SpA.............................     12,000         96,872
 Monrif SpA.............................    150,000        139,632
 *Montefibre SpA........................    143,130         75,465
 *NGP SpA...............................     17,891          9,681
 Navigazione Montanari SpA..............     95,200        188,527
 *Necchi SpA............................    164,250         14,710
 *Negri Bossi SpA.......................     13,700         41,992
 *Olidata SpA...........................     20,000         33,552
 *Opengate Group SpA....................      4,000          9,637
 *Pagnossin SpA.........................      9,000         18,504
 *Perlier SpA...........................    100,700         25,975
 Permasteelisa SpA......................     21,300        370,225
 Pininfarina SpA........................     31,285        952,204
 *Pirelli & C.Real Estate SpA...........      9,600        305,025
 *Poligrafici Editoriale SpA............    132,000        257,240
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................    311,330        353,427
 Premuda SpA............................     38,700         64,972
 *Ratti SpA.............................     31,768         22,520
 #Recordati Industria Chimica e
   Farmaceutica SpA.....................     48,000        936,024
 *#Reno de Medici SpA, Milano...........    332,210        323,494
 *Richard-Ginori 1735 SpA...............    128,000        109,142
 Risanamento Napoli SpA.................    212,600        390,178
 *Rodriquez SpA.........................     41,250              0
 *Roncadin SpA..........................     81,400         45,587
 SAES Getters SpA.......................     14,750        183,259
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................     32,500        670,251
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................     65,000        155,777
 SMI STA Metallurgica Italiana SpA......    565,280        222,461
                                           SHARES        VALUE+
                                           ------        ------
 SNIA SpA...............................    568,977   $  1,413,830
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................     85,000         27,393
 Sabaf SpA..............................      8,000        137,437
 #Saeco International Group SpA.........    154,000        699,294
 *Schiapparelli 1824 SpA, Milano........    166,200         34,904
 *Sirti SpA.............................     29,967         63,313
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................     27,170      1,000,026
 *Societe Sportiva Lazio SpA............  1,815,000         88,140
 Sogefi SpA.............................    182,500        628,437
 Sol SpA................................     70,200        318,769
 Stefanel SpA...........................     54,400        120,767
 Targetti Sankey SpA....................      8,000         31,786
 *Tecnodiffusione Italia SpA............      3,332         15,340
 Terme Demaniali di Acqui SpA...........    532,000        302,639
 #Tod's Group SpA.......................     23,400      1,018,290
 *Trevi-Finanziaria Industriale SpA.....     30,000         39,733
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........    113,898              0
 *Unione Manifatture SpA (In
   Liquidation).........................    156,000              0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................    539,000              0
 *Vemer Siber Group SpA.................     46,000         49,493
 *Viaggi del Ventaglio SpA..............     23,000         55,266
 Vianini Industria SpA..................     52,520        164,622
 Vianini Lavori SpA.....................    180,752      1,201,517
 Vittoria Assicurazioni SpA.............     51,500        318,952
 Zucchi (Vincenzo) SpA..................    144,350        746,512
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $37,718,211)....................                45,132,197
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tecnodiffusione Italia SpA Warrants
   11/15/04
   (Cost $0)............................      1,332            280
                                                      ------------
TOTAL -- ITALY
  (Cost $37,718,211)....................                45,132,477
                                                      ------------
GREECE -- (6.9%)
COMMON STOCKS -- (6.9%)
 *A. Cambas Holding & Real Estate
   S.A..................................     36,750        106,616
 *AS Co. S.A............................     25,370         57,921
 Aegek S.A..............................     99,835        251,854
 *Agrotiki Insurance S.A................     34,455        219,907
 Aktor Technical Co. S.A................    130,640        860,167
 Alco Hellas ABEE S.A...................     38,730         80,606
 *Alfa Alfa Energy S.A..................      3,810         32,199
 Alfa-Beta Vassilopoulos S.A............     12,732        223,228
 *Alisida S.A...........................      2,160          8,174
 *Allatini Industrial & Commercial Co...     15,370         35,284
 Alpha Leasing S.A......................     49,481        340,775
 *Alte Technological Co. S.A............     85,048        114,785
 *Altec Information & Communication
   Systems S.A..........................     80,278         75,944
 Alumil Milonas S.A.....................     27,516        155,489
 *Aluminum of Attica S.A................    104,982        128,447
 *Anek Lines S.A........................     60,821         99,732
 Arcadia Metal Industry C. Rokas S.A....     22,389        143,461
 *Aspis Bank............................     45,604        195,577
 *Aspis Pronia General Insurance S.A....     48,640         81,598
 *Astir Palace Vouliagmenis S.A.........     44,370        428,701

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Athens Medical Center S.A..............    104,974   $    221,123
 Athens Water Supply & Sewage Co.S.A....     53,245        423,112
 *Atlantic Super Market S.A.............     13,640         22,710
 Attica Enterprises S.A. Holdings.......    130,214        660,268
 Attica Publications S.A................     16,674         94,643
 Atti-Kat S.A...........................     88,984        122,342
 Autohellas S.A.........................     22,490        201,411
 Babis Vovos S.A........................     42,412        882,692
 *Balafas Construction Holdings S.A.....     15,200         25,691
 *Bank of Attica S.A....................    105,221        544,155
 *Bank of Greece........................      2,366        295,302
 Bank of Piraeus S.A....................    163,829      2,000,334
 Benrubi S.A............................      9,221        123,753
 *Betanet S.A...........................     11,220         63,403
 *Bitros Holdings S.A...................     19,302         65,736
 *Byte Computers S.A....................     17,230         66,938
 Chipita S.A............................     46,325        218,536
 Commercial Bank of Greece..............      1,960         49,247
 *Compucon Computer Applications S.A....     11,260         18,606
 *Computer Peripherals International
   S.A..................................      9,110         22,177
 *Cyclon Hellas S.A.....................     18,131         28,358
 *Daios Plastics S.A....................     16,350         72,181
 Delta Holdings S.A.....................     33,747        285,198
 Dionic S.A.............................     12,948         17,802
 *Domiki Krittis S.A....................     11,820         80,808
 Edrassi C. Psallidas S.A...............     15,554         45,124
 Egnatia Bank S.A.......................    106,477        410,973
 El. D. Mouzakis S.A....................     31,653         61,885
 Elais Oleaginous Production S.A........     16,707        334,224
 *Elbisco Holding S.A...................     56,000        480,323
 Elektrak S.A...........................     14,040         39,846
 Elektroniki of Athens S.A..............     21,560         99,533
 *Elgeka S.A............................     18,590        137,408
 Elmec Sport S.A........................     64,256        220,454
 *Elton S.A.............................     18,640         98,278
 *Ethniki General Insurance Co. S.A.....     71,719        510,211
 *Etma Rayon S.A........................     11,242         19,285
 *Euro Reliance General Insurance.......     14,830         38,347
 *Eurodrip S.A..........................     11,620         71,233
 *Euromedica S.A........................     33,300         91,147
 *Europaiki Techniki....................     32,750         31,395
 Everest S.A............................     30,730        124,812
 *Evrofarma S.A.........................      9,500         23,606
 *F.G. Europe SA Common Registered
   Shares...............................      4,536         21,284
 *Fanco S.A.............................     10,110         32,391
 *Forthnet S.A..........................     17,510        121,033
 Fourlis S.A............................     56,610        211,359
 Frigoglass S.A.........................     49,990        250,959
 *G.Polyhronos S.A......................     10,580         24,822
 *Galaxidi Fish S.A.....................     12,940         16,975
 General Construction Co. S.A...........     34,649        344,392
 General Commercial and Industry........     24,060         27,920
 *General Hellenic Bank.................     31,139        242,733
 Germanos S.A...........................     49,650      1,242,503
 Gnomon Construction S.A................     23,297         18,807
 Goody's S.A............................     17,740        279,705
 Halkor S.A.............................    121,226        252,299
 Hatziioannou S.A.......................     44,200        125,441
 Hellas Can Packaging Manufacturers
   S.A..................................     27,902        202,015
 Hellenic Cables S.A....................     26,908         43,783
                                           SHARES        VALUE+
                                           ------        ------
 Hellenic Duty Free Shops S.A...........     65,840   $  1,292,218
 Hellenic Fabrics S.A...................     17,110         60,645
 Hellenic Sugar Industry S.A............     35,750        234,485
 Hellenic Technodomiki S.A..............    124,106        782,707
 Heracles General Cement Co.............     71,083        708,319
 Hermes Real Estate S.A.................     23,136        130,738
 *Hippotour S.A.........................     12,155         26,677
 Hyatt Regency S.A......................    105,000      1,205,222
 *Iaso S.A..............................     49,300        320,873
 *Iktinos Hellas S.A....................      6,500         23,858
 Inform P. Lykos S.A....................     20,610        114,904
 *Informatics S.A.......................     18,890         33,358
 *Intersat S.A..........................     19,392          8,316
 Intertech S.A..........................     12,236         49,080
 *Intracom Constructions S.A............     30,520         66,214
 Intracom S.A...........................    161,516      1,100,134
 *Ionian Hotel Enterprises..............     16,754        244,294
 *J Boutaris & Son Holding S.A..........     28,150         50,065
 J&P-Avax S.A...........................     91,496        597,817
 Kalpinis Simos Steel Service Center....     12,432         50,180
 Karelia Tobacco Co., Inc. S.A..........      2,160        149,140
 Kathimerini S.A........................     21,240        192,896
 Katselis Sons S.A......................     18,000         86,731
 *Kego S.A..............................     21,670         53,574
 *Kekrops S.A...........................      2,244         77,272
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............     10,368         53,619
 *Klonatex Group S.A. Bearer Shares.....     20,351         85,737
 *Kordellou Brothers S.A................     12,300         21,565
 *Kotsovolos S.A........................      2,872         13,766
 *Lambrakis Press S.A...................     94,120        531,859
 *Lampsa Hotel Co.......................     19,051        164,365
 *Lan-Net S.A...........................     19,045        100,414
 Lavipharm S.A..........................     39,294         75,337
 *Lazarides Vineyards S.A...............     16,660         56,738
 Light Metals Industry..................     37,502        121,569
 *Logic Dis S.A.........................     77,230         70,138
 Loulis Mills S.A.......................     15,382         63,639
 *MLS Multimedia S.A....................      8,300         35,595
 Mailis (M.J.) S.A......................     90,804        357,352
 *Maritime Company of Lesvos S.A........     30,753         26,765
 *Maxim Knitwear Factory C.M............     16,360         18,778
 *Medicon Hellas S.A....................      2,600         24,531
 Mesochoritis Bros. Construction Co.....     23,700         20,328
 Metka S.A..............................     36,270        204,042
 Michaniki S.A..........................     98,065        376,031
 Minerva Knitwear.......................      5,140         20,617
 *Minoan Lines S.A......................     77,309        191,127
 Mochlos S.A............................     46,265         45,519
 Motor Oil (Hellas) Corinth Refineries
   S.A..................................    138,470      1,198,164
 Mytilineos Holdings S.A................     47,000        320,131
 *N. Levederis S.A......................      8,355          7,482
 N.B.G. Real Estate Development Co......    122,710        687,226
 *Naoussa Spinning Mills S.A............     21,832         92,527
 *Naytemporiki S.A......................     26,080        106,583
 *Neorion-Syro's Shipyards S.A..........     27,210        121,498
 *Nexans Hellas S.A.....................      3,003         10,606
 Nikas S.A..............................     25,287        196,478
 Notos Com.Holdings S.A.................     85,974        412,085
 *O. Daring Sain........................      7,760          4,111
 Pantechniki S.A........................     50,460        127,932
 *Pegasus Publishing & Printing S.A.....     58,590        185,496
 *Persefs S.A. Health Care..............     19,660         87,786

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Persefs S.A. Health Care New Shares...      3,932   $     17,557
 Petros Petropoulos S.A.................      7,360         55,144
 *Petzetakis S.A........................     22,560         70,571
 *Pilias S.A............................    103,584         57,489
 *Pipeworks L. Girakian Profil S.A......     11,730         17,755
 *Piraeus Leasing.......................      5,765         53,520
 *Promota Hellas S.A....................     26,580         48,278
 *Proodeftiki Technical Co..............     32,257         31,736
 Rilken S.A.............................      1,982         19,750
 *Sanyo Hellas S.A......................     59,251        112,105
 Sarantis S.A...........................     43,940        184,007
 *Sato S.A..............................     28,850         33,843
 Selected Textile Industry Assoc. S.A...     44,649         57,444
 Sfakianakis S.A........................     13,390         47,291
 *Sheet Steel S.A.......................     25,850         19,890
 *Shelman Hellenic-Swiss Wood S.A.......     38,042         66,698
 Silver and Baryte Ores Mining Co.
   S.A..................................     34,961        285,756
 Singular S.A...........................     54,600        152,891
 Spyroy Agricultural House S.A..........     22,258         35,655
 *Stabilton S.A.........................     27,530          2,778
 Strintzis Shipping Lines S.A...........    131,240        226,790
 Technical Olympic S.A..................    165,620        889,936
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................     13,910          8,773
 Teletypos S.A. Mega Channel............     36,227        251,323
 Terna Tourist Technical & Maritime
   S.A..................................     57,450        578,268
 *Themeliodomi S.A......................     37,422         97,709
 Thrace Plastics Co. S.A................     45,500         72,313
 Uncle Stathis S.A......................     10,999         90,178
 Unisystems S.A.........................     41,820        100,225
 *Vardas S.A............................     13,780         55,968
 *Varvaressos S.A. European Spinning
   Mills................................      7,200         17,255
 Veterin S.A............................     18,984         90,993
 Viohalco S.A...........................    249,335      1,616,526
 Vioter S.A.............................     61,470        113,977
 *Vis Container Manufacturing Co........      4,259         16,654
 Zampa S.A..............................        830         12,333
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $30,722,465)....................                36,050,128
                                                      ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,591)........................      3,196         10,804
                                                      ------------
TOTAL -- GREECE
  (Cost $30,731,056)....................                36,060,932
                                                      ------------
SWEDEN -- (6.2%)
COMMON STOCKS -- (6.2%)
 *ADCore AB.............................         50            112
 *Active Biotech AB.....................     24,240        205,501
 Addtech AB Series B....................     12,800         69,201
 *Alfaskop AB...........................      3,200            356
 *Altima Group AB.......................      3,820         37,163
 Angpannefoereningen AB Series B........     10,800        174,114
 *Anoto Group AB........................     83,833        198,068
 Axfood AB..............................     49,500      1,145,435
 *#Axis AB..............................     42,700        100,885
 *B & N Bylock & Nordsjoefrakt AB Series
   B....................................     41,800         80,750
 Beiger Electronics AB..................     11,700        114,637
 Beijer AB Series B.....................     11,700        131,711
                                           SHARES        VALUE+
                                           ------        ------
 Beijer Alma AB Series B................     10,400   $     96,841
 Bergman & Beving AB Series B...........     36,200        230,423
 #Biacore International AB..............      7,850        184,923
 Bilia AB Series A......................    116,725      1,492,460
 Billerud AB............................     38,800        585,076
 *Boliden AB............................     53,200        283,919
 *Bong Ljungdahl AB.....................      9,000         30,020
 *Boras Waefveri AB Series B............      8,600         41,474
 *Boss Media AB.........................     25,500         85,410
 *Capio AB..............................     48,100        387,725
 Capona AB..............................     19,000        178,241
 Carbo AB...............................     27,800        770,795
 Castellum AB...........................     39,900        942,699
 Cloetta AB Series B....................     15,600        367,490
 *Concordia Maritime AB Series B........     37,300         89,682
 *Connecta AB...........................        250            219
 D. Carnegie & Co. AB...................     62,000        611,788
 *Digital Illusions AB Series A.........      5,000         33,286
 *Doro Telefoni AB Series A.............      2,900          3,688
 Drott Series AB........................     85,400      1,620,099
 *Duroc AB Series B.....................      2,700          4,428
 *Elekta AB.............................     24,800        465,304
 *Enea Data AB Series B.................    440,000        140,647
 Eniro AB...............................     51,300        491,946
 Fagerhult AB...........................      2,900         42,118
 *Fagerlid Industrier AB................      8,600              0
 *#Finnveden AB.........................     57,000        342,223
 *Frontec AB Series B...................     18,200         11,990
 Getinge AB.............................    176,604      1,693,561
 Geveko AB Series B.....................      8,300        173,030
 *Glocalnet AB..........................    129,100         80,381
 Gorthon Lines AB Series B..............     41,800        124,320
 Gunnebo AB.............................     17,100        426,591
 HL Display AB Series B.................      4,200         64,792
 Haldex AB..............................     39,000        552,861
 Heba Fastighets AB Series B............      4,300         56,474
 Hexagon AB Series B....................      3,572         97,301
 *Hiq International AB..................     21,500         37,650
 Hoganas AB Series B....................     31,700        678,471
 *IBS AB Series B.......................     65,200        120,518
 *Industrial & Financial Systems AB
   Series B.............................     29,700         35,705
 *Industrifoervaltnings AB Skandigen....     21,400         54,725
 *Intentia International AB Series B....     75,420         75,469
 *Intrum Justitia AB....................     52,600        277,792
 Karlshamns AB..........................     14,900        195,690
 Kinnevik Industrifoervaltnings AB
   Series B.............................     44,400      1,456,284
 Klippans Finpappersbruk AB.............      5,800         18,379
 *Klovern AB B Shares...................     23,226         51,647
 Kungsleden AB..........................     17,600        472,086
 *LGP Allgon Holding AB.................     41,280        349,962
 Lagercrantz Group AB Series B..........     12,800         40,026
 Lindex AB..............................     16,100        492,266
 Ljungberg Gruppen AB Series B..........      3,800         56,509
 *Lundin Petroleum AB...................    154,000        734,118
 *Mandator AB...........................      6,840          2,006
 *Meda AB Series A......................      6,625        123,840
 *#Medivir Series B.....................      4,900         78,996
 *#Micronic Laser Systems AB............     27,200        315,650
 *#Modern Times Group AB Series B.......     41,100        865,377
 NCC AB Series B........................     38,200        294,651
 *Net Insight AB Series B...............    111,400         23,998
 New Wave Group AB Series B.............      9,000        187,622
 Nibe Industrier AB.....................     12,200        216,183

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Nolato AB Series B.....................     42,840   $    294,122
 OEM International AB Series B..........      7,100        100,649
 #OMHEX AB..............................     78,100        971,461
 Observer AB............................    137,856        657,160
 Orc Software AB........................     10,500        123,310
 *Ortivus AB............................      5,900         27,305
 PEAB AB Series B.......................     62,600        379,325
 *Partnertech AB........................      3,800         18,484
 *Pergo AB..............................     43,300         97,489
 Poolia AB Series B.....................     18,150         63,819
 *Prevas AB Series B....................     16,000         18,901
 *Pricer AB Series B....................     91,000          6,071
 *Proact It Group AB....................     15,000         49,824
 Proffice AB............................     72,800        203,366
 *Protect Data AB.......................      6,500         25,746
 *PyroSequencing AB.....................     21,500         34,960
 *Q-Med AB..............................     20,000        473,920
 *Readsoft AB Series B..................     17,800         29,686
 Rottneros Bruk AB......................    366,600        435,622
 #SSAB Swedish Steel Series A...........     60,300      1,076,890
 SSAB Swedish Steel Series B............     17,100        293,504
 Sardus AB..............................      5,700         83,179
 *Scribona AB Series A..................     40,100         82,482
 *Scribona AB Series B..................     31,700         63,001
 *Semcon AB.............................     18,300         39,422
 *Sigma AB Series B.....................     25,800         14,163
 Skistar AB.............................      5,600        134,643
 *Song Network Holding..................     43,845        411,315
 Sweco AB Series B......................     23,450        242,801
 *Switchcore AB.........................     72,020         44,441
 TV 4 AB Series A.......................      7,000        144,956
 #Teleca AB Series B....................     41,200        194,683
 *#Telelogic AB.........................    162,400        259,558
 *Ticket Travel Group AB................      4,500          7,567
 Trelleborg AB Series B.................     75,400      1,226,050
 *WM-Data AB Series B...................    275,800        594,124
 Wallenstam Byggnads AB Series B........     16,700        392,242
 *Wedins Norden AB Series B.............    280,000         69,657
 *Westergyllen AB Series B..............      4,300         30,179
 Whilborg Fastigheter AB Class B........     57,960        745,111
 *Wilh. Sonesson AB Series A............      4,160          9,829
 *Wilh. Sonesson AB Series B............      4,160          8,672
                                                      ------------
TOTAL -- SWEDEN
  (Cost $21,095,278)....................                32,497,467
                                                      ------------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
 *AFC Ajax NV...........................     10,787         72,793
 AM NV..................................     63,300        491,837
 *#ASM International NV.................     35,850        734,816
 Aalberts Industries NV.................     25,910        670,954
 Accell Group NV........................      5,010        127,967
 *Airspray NV...........................      3,800         82,490
 Arcadis NV.............................     14,000        164,934
 *Atag Group NV.........................      4,630          1,694
 Athlon Groep NV........................     34,250        609,138
 Batenburg Beheer NV....................      3,000        104,062
 *Begemann Groep NV.....................     11,909         51,073
 *Begemann Groep NV Series B............     13,451         10,180
 *Beter Bed Holding NV..................      4,900         54,699
 Boskalis Westminster NV................     51,300      1,353,031
 *Brunel International NV...............     12,000         74,167
 Buhrmann NV............................     99,080        863,576
 *Copaco NV.............................      7,000         28,254
 *Crucell NV............................     26,050        157,719
                                           SHARES        VALUE+
                                           ------        ------
 Delft Instruments NV...................     13,336   $    251,984
 *#Draka Holding NV.....................     14,287        281,127
 *Econosto NV...........................     17,305         25,757
 Eriks Group NV.........................      9,032        325,826
 *Exact Holding NV......................     16,800        466,196
 #Fornix Biosciences NV.................      2,531         40,225
 *Fox Kids Europe NV....................     56,900        434,214
 Gamma Holding NV.......................     15,705        752,762
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................     12,000        202,069
 *#Getronics NV.........................    240,180        502,900
 Grolsche NV............................     32,100        915,465
 Grontmij NV............................      2,053         58,265
 #Hagemeyer NV..........................     75,500        170,465
 Heijmans NV............................     15,477        372,869
 ICT Automatisering NV..................      5,800         82,669
 #Imtech NV.............................     28,645        743,585
 *Ispat International NV................     84,322        755,154
 KLM (Koninklijke Luchtvaart Mij) NV....     24,800        402,906
 Kas Bank NV............................     42,888        827,682
 *Kendrion NV...........................     21,454        121,775
 Koninklijke Bam NV.....................     25,037        678,033
 Koninklijke Frans Maas Groep NV........     12,349        385,517
 Koninklijke Nedlloyd NV................     23,472        902,701
 Koninklijke Ten Cate NV................     11,088        504,750
 Koninklijke Vendex KBB NV..............     68,200        950,568
 #Koninklijke Vopak NV..................     43,400        815,666
 *#Laurus NV............................    416,097        635,062
 MacIntosh NV...........................     15,590        291,034
 *Maverix Capital NV....................      1,500         71,897
 *NH Hoteles............................     21,703        224,202
 #NV Holdingsmij de Telegraaf...........     38,050        863,420
 Nederlandsche Apparatenfabriek.........     14,000        347,881
 *New Skies Satellites NV...............     94,650        686,475
 Nutreco Holding NV.....................     24,583        675,350
 Oce NV.................................     60,200        922,591
 Opg Groep NV Series A..................     10,100        459,265
 *#Petroplus International NV...........     22,363        187,581
 *Pinkroccade NV........................     16,700        200,114
 Randstad Holdings NV...................     42,700      1,035,723
 Reesink NV.............................      2,050        129,159
 Roto Smeets de Boer NV.................      2,640         83,482
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................     40,800        116,307
 *SNT Groep NV..........................      9,400        141,095
 *Samas-Groep NV, Zaandam...............     24,184        144,897
 *Scala Business Solutions NV...........     12,100         48,840
 *Semiconductor Industries NV...........     21,900        185,631
 Sligro Food Group Beheer...............     14,528        448,044
 Smit Internationale NV.................     20,578        661,881
 Stern Groep NV.........................      1,236         50,606
 Stork NV...............................     22,700        449,533
 *Textielgroep Twenthe NV...............      1,000          3,153
 *Tulip Computers NV....................     53,860         16,984
 Twentsche Kabel Holding NV.............     18,244        411,917
 United Services Group NV...............     15,565        356,338
 Univar NV..............................      7,050        133,388
 #Van Der Mollen Holding NV.............     57,660        503,289
 Vedior NV..............................     74,880      1,171,181
 *Versatel Telecom International NV.....    336,600        734,508
 *Wegener Arcade NV ....................     70,830        616,457
                                                      ------------
TOTAL -- NETHERLANDS
  (Cost $19,651,522)....................                30,631,799
                                                      ------------

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
SPAIN -- (5.3%)
COMMON STOCKS -- (5.3%)
 #Abengoa SA............................     56,900   $    414,118
 Adolfo Dominguez SA....................      3,700         68,792
 Aldeasa SA.............................     13,200        332,997
 *Amper SA..............................     56,800        262,220
 *Avanzit SA............................     17,275         51,206
 *#Azkoyen SA...........................     52,500        287,399
 Banco de Andalucia.....................      9,800        852,926
 Banco de Credito Balear SA.............     35,424        822,151
 Banco de Valencia SA...................    188,053      3,486,856
 Banco Guipuzcoano SA...................     21,194        531,989
 #Banco Pastor SA.......................     34,300      1,053,055
 *#Baron de Ley SA......................      4,200        201,312
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................      7,500        559,094
 Campofrio Alimentacion SA..............     92,800      1,137,760
 Cementos Portland SA...................     16,881      1,000,766
 Compania de Distribucion Integral
   Logista SA...........................     29,600        914,359
 Cortefiel SA...........................     49,200        453,027
 *Dogi International Fabrics SA.........      4,000         18,264
 Elecnor SA.............................     18,300        738,648
 *Ercros SA.............................    100,518         45,644
 *Espanola del Zinc SA..................     29,250         54,235
 *Estacionamientos Urbanos SA...........      4,200              0
 #Europistas Concesionaria Espanola
   SA...................................    174,940      1,061,379
 Faes Farma SA..........................     27,111        438,057
 Funespana SA...........................      4,500         29,459
 Grupo Empresarial Ence SA..............     16,040        346,980
 *Grupo Picking Pack SA.................    145,775         91,937
 Hullas del Coto Cortes.................      8,666        106,685
 Iberpapel Gestion SA...................      6,700        126,766
 Inbesos SA.............................      8,050         37,062
 *Indo Internacional SA.................     33,600        155,540
 Indra Sistemas SA......................     75,200        964,662
 Inmobiliaria Colonial SA ICSA..........     35,200        843,592
 Inmobiliaria del Sur SA................        331         64,296
 *Inmobiliaria del Sur SA Issue 2003....         47          9,130
 Inmobiliaria Urbis SA..................     80,282        794,921
 *LSB (La Seda de Barcelona SA) Series
   B....................................     25,200         57,533
 Lingotes Especiales SA.................     22,080        130,898
 *Mecalux SA............................      9,500         45,655
 #Metrovacesa SA........................     14,187        485,844
 *Nicolas Correa SA.....................     15,750         60,195
 #Obrascon Huarte Lain SA...............     53,992        403,169
 Pescanova SA...........................     26,443        423,595
 Prosegur Cia de Seguridad SA...........     38,800        631,332
 #Recoletos Grupo de Comunicacion SA....     82,300        611,437
 *#SOS Cuetara SA.......................     10,400        283,350
 *Sogecable SA..........................     34,600      1,207,159
 #Sol Melia SA..........................    112,700        811,701
 Tavex Algodonera SA....................     31,944        127,325
 *Tecnocom Telecomunicaciones y Energia
   SA...................................      6,300         37,428
 *#Tele Pizza SA........................    122,900        190,675
 #Transportes Azkar, SA.................     26,700        175,126
 Tubacex SA.............................     73,130        130,985
 Unipapel SA............................     41,935        777,554
 #Uralita SA............................    112,831      1,050,319
                                           SHARES        VALUE+
                                           ------        ------
 Vidrala SA, Alava......................     47,040   $    661,574
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............     97,492        866,951
                                                      ------------
TOTAL -- SPAIN
  (Cost $14,910,233)....................                27,527,089
                                                      ------------
FINLAND -- (4.6%)
COMMON STOCKS -- (4.6%)
 Alandsbanken AB Series B...............      1,700         40,956
 *Aldata Solutions Oyj..................     56,965        139,395
 Alma Media Oyj.........................      7,797        285,208
 *Amanda Capital Oyj....................     51,210         11,627
 Amer-Yhtymae Oyj Series A..............     22,120        958,403
 *Aspo P.L.C............................      7,050        115,692
 Aspocomp Group P.L.C...................     12,738        186,378
 *Basware Oyj...........................      7,050         54,244
 *Benefon Oy............................      1,900            911
 *Biotie Therapies Oyj..................     39,754         40,115
 Capman Oyj Series B....................     12,485         27,559
 *#Comptel Oyj..........................     92,066        234,578
 Elcoteq Network Corp...................     16,210        326,735
 *Elektrobit Group Oyj..................    571,957        367,934
 *Elisa Communications Corp.............     74,525        996,424
 *Eq Online Oyj.........................      7,100         20,150
 *Evox Rifa Group Oyj...................     51,210          7,751
 *#F-Secure Oyj.........................    124,968        209,646
 Finnair Oyj............................     77,910        520,841
 #Finnlines Oyj.........................     30,280      1,098,070
 Fiskars Oy AB Series A.................     32,370        383,802
 HK Ruokatalo Oy Series A...............     16,370        134,214
 #Huhtamaki Van Leer Oyj................     92,100      1,086,194
 Ilkka-Yhtyma Oyj.......................      1,890         70,088
 J.W. Suominen Yhtyma Oy................     11,970         99,045
 #Jaakko Poyry Group Oyj................     12,500        343,718
 #KCI Konecranes International Oyj......     13,800        480,424
 Kemira Oyj.............................    118,400      1,373,966
 Kesko Oyj..............................     32,060        561,293
 Laennen Tehtaat Oy.....................      3,930         58,246
 Lassila & Tikanoja Oyj.................     14,350        497,761
 Lemminkainen Oy........................     14,600        313,068
 Martela Oy.............................        530          9,560
 Metsaemarkka Oyj Series B..............        700          5,695
 New Kyro Corp. Oyj.....................     36,470        363,412
 Nokian Renkaat Oyj.....................      9,700        732,883
 Nordic Aluminium Oy....................      1,900         21,186
 *Okmetic Oyj...........................      9,794         40,767
 Okobank Class A........................     33,440        763,451
 Olvi Oyj Series A......................      3,320         55,487
 Orion-Yhtyma Oyj Series A..............     20,590        440,213
 #Orion-Yhtyma Oyj Series B.............     30,460        653,922
 Outokumpu Oyj Series A.................     21,100        286,638
 Oy Stockmann AB Series B...............     24,300        560,911
 PK Cables Oyj..........................      4,760        127,286
 #Perlos P.L.C. Warrants 04/04/04.......     47,791        381,580
 Pohjola Group P.L.C. Series D..........     46,185      1,235,018
 Ponsse Oyj.............................      6,300        130,720
 *Proha Oyj.............................     30,082         29,596
 Raisio Group P.L.C. Series V...........    118,423        185,223
 Rakentajain Koneuvokrammo Oy...........     10,260         74,413
 *Ramirent Oyj..........................      5,420         95,028
 *Rapala VMC Oyj........................     30,970        212,899
 *Rautaruukki Oyj Series K..............    126,380        930,953
 Rocla Oy...............................      1,300         11,150
 *#Saunalahti Group Oyj.................     92,364        122,329
 *#Scanfil Oyj..........................     55,249        387,468

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Sponda Oyj.............................     71,121   $    592,974
 Stockmann Oyj AB.......................     20,480        464,985
 *Stonesoft Corp........................     49,279         40,403
 *Suominen Corp. Issue 2003 Shares......      5,985         44,238
 *Sysopen P.L.C.........................      7,720         39,243
 Talentum Oyj...........................     18,300        117,722
 *Tecnomen Holding Oyj..................     36,470         63,022
 #Teleste Corp. Oyi.....................     11,499         78,468
 Uponor Oyj Series A....................     34,000      1,072,149
 *Vacon Oyj.............................     12,497        154,479
 #Vaisala Oy Series A...................     12,650        390,925
 Viking Line AB.........................      3,240         95,222
 #Wartsila Corp. Oyj Series B...........     40,160        769,970
 Yit-Yhtymae Oyj........................     26,854        911,166
                                                      ------------
TOTAL -- FINLAND
  (Cost $15,116,935)....................                23,737,190
                                                      ------------
DENMARK -- (4.2%)
COMMON STOCKS -- (4.2%)
 #AS Dampskibsselsk Torm................     19,830        608,019
 Aarhus Oliefabrik A.S. Aeries A........      4,350        229,911
 *#Alm. Brand A.S.......................     24,360        548,839
 #Amagerbanken A.S......................      2,394        249,816
 Ambu International A.S. Series B.......        150         18,422
 Amtssparekassen Fyn A.S................      1,968        237,701
 Bang & Olufsen Holding A.S.
   Series B.............................     13,387        560,140
 Brodrene Hartmann A.S. Series B........      5,865        128,663
 Bryggerigruppen A.S....................      6,015        381,086
 #Christian Hansen Holding A.S.
   Series B.............................     10,030        504,631
 *#Codan A.S............................     43,400      1,543,921
 DFDS A.S., Copenhagen..................      8,710        272,227
 DSV, De Sammensluttede Vognmaend
   A.S..................................     22,630      1,000,556
 Dalhoff, Larsen & Hornemann A.S. Series
   B....................................      1,370         60,109
 Danware................................      4,185         70,894
 DiskontoBanken A.S.....................        535        102,411
 #East Asiatic Co., Ltd.................     22,723        993,120
 Edb Gruppen A.S........................      3,230         68,396
 *FLS Industries........................     54,980        633,330
 *Fimiston Resources & Technology
   Ltd..................................        400          3,903
 Fluegger A.S. Series B.................      2,338        127,531
 *Foras Holding A.S. Series A...........      7,082         73,781
 Forstaedernes Bank.....................      3,547        182,062
 *GN Great Nordic A.S...................    210,980      1,368,851
 *Genmab A.S............................     25,029        216,237
 *Glunz & Jensen A.S....................      1,470         12,451
 H&H International A.S. Series B........      1,000        215,139
 *#Harboes Bryggeri A.S.................        260         58,138
 Hojgaard Holding A.S. Series B.........      2,500         61,831
 *IC Co. A.S............................      3,510         29,433
 *Incentive A.S.........................      3,575          9,871
 *Junckers (F.) Industrier A.S..........        860          8,595
 *Jyske Bank A.S........................     37,760      1,995,734
 Kjobenhavns Sommer Tivoli A.S..........        190         49,535
 Koebenhavns Lufthavne..................      9,910      1,161,705
 Kompan A.S.............................        230         29,222
 NKT Holding A.S........................     27,245        494,994
 *NTR Holdings A.S......................      1,130          7,657
 *#Neg Micon A.S........................     29,108        473,369
 *#Neurosearch A.S......................      7,710        220,728
 Per Aarsleff A.S. Series B.............      1,545         53,654
                                           SHARES        VALUE+
                                           ------        ------
 *Pharmexa A.S..........................      3,235   $     16,879
 *#RTX Telecom A.S......................      8,400         62,184
 #Radiometer A.S. Series B..............      9,188        712,079
 Ringkjobing Bank.......................      1,670        109,199
 *Ringkjobing Landbobank................      1,400        345,070
 Rockwool, Ltd..........................      3,820        129,422
 *#SAS Danmark A.S......................     34,300        325,386
 Sanistal A.S. Series B.................      1,786         98,934
 Satair A.S.............................      1,350         27,443
 Schouw & Co. A.S.......................     13,585        271,555
 Simcorp A.S............................      5,240        168,656
 Sjaelso Gruppen A.S....................      2,388        169,903
 *Sondagsavisen A.S.....................     21,165         89,634
 Spar Nord Holding......................      4,973        425,428
 Sydbank A.S............................      8,172      1,107,477
 *#TK Development.......................     12,478         36,569
 Thrane & Thrane A.S....................      4,208        130,450
 *Topdanmark A.S........................     28,300      1,514,920
 Treka A.S..............................      8,498        133,160
 VT Holdings Shares B...................      3,130        143,161
 Vestas Wind Systems A.S................     27,377        445,219
 Vestjysk Bank A.S......................      1,080        299,128
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................      2,102         55,193
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $14,772,800)....................                21,883,662
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,410)........................                     2,447
                                                      ------------
TOTAL -- DENMARK
  (Cost $14,775,210)....................                21,886,109
                                                      ------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Aker Kvaerner ASA.....................     67,930      1,161,472
 Aktiv Kapital ASA......................     48,017        481,772
 Arendals Fosse Kompani ASA.............        100          7,816
 *#Avantor Financial Corp...............     13,270        125,663
 *Blom ASA..............................     18,367          3,506
 #Bonheur ASA...........................      9,800        265,152
 *C. Tybring-Gjedde ASA.................  1,451,452         54,543
 *Choice Hotel Scandinavia ASA..........     27,740         81,309
 *Corrocean ASA.........................     19,321          8,190
 *DOF ASA...............................     97,006        207,054
 Den Norske Oljeselkapet................     85,320        346,266
 *#EDB Elektronisk Data Behandling
   ASA..................................    137,617        860,520
 #Ekornes ASA...........................     52,390        968,610
 *#Eltek ASA............................     40,842        297,745
 *Expert ASA............................     48,758        245,520
 Farstad Shipping ASA...................     60,790        584,800
 *Fjord Seafood ASA.....................    629,483        319,813
 *#Fred Olsen Energy ASA................     91,600        392,406
 Ganger Rolf ASA........................      6,690        150,839
 *Gresvig ASA...........................      4,590         17,179
 *Hafslund ASA..........................     58,700        313,229
 *Home Invest ASA.......................     15,077         11,331
 *Industrifinans Naeringseiendom ASA....      7,582         10,257
 *Kenor ASA.............................    175,716        131,534
 #Kongsberg Gruppen ASA.................     45,600        726,551
 #Kverneland ASA........................     16,160        201,611
 *Merkantildata ASA.....................    320,521        270,762
 *Natural ASA...........................     10,143         61,137
 *Nera ASA..............................    187,753        389,459

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CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Nordic VLSI ASA.......................      5,000   $     76,660
 *#Ocean Rig ASA........................     66,031        143,917
 #Odfjell ASA Series A..................     24,910        554,155
 Olav Thon Eiendomsselskap ASA..........      8,320        368,927
 *P4 Radio Hele Norge ASA...............     32,200         20,086
 *#Photocure ASA........................     26,690        216,640
 Prosafe ASA............................     51,530      1,037,912
 #Rieber and Son ASA Series A...........     63,654        478,400
 Schibsted ASA..........................     96,160      1,654,990
 *Sinvest ASA...........................      2,703          3,678
 #Smedvig ASA Series A..................     83,580        634,438
 *Software Innovation ASA...............     13,423         50,643
 Solstad Offshore ASA...................     54,100        378,134
 *Steen and Stroem ASA..................     19,512        376,878
 *#Storebrand ASA.......................    183,330      1,193,210
 *Tandberg ASA Series A.................    200,080      1,473,653
 *#Tandberg Data ASA....................     58,950        164,813
 *Tandberg Storage ASA..................     48,450         11,652
 *Tandberg Television ASA...............     76,230        334,583
 *Telecomputing ASA.....................     44,963         85,833
 *#Tgs-Nopec Geophysical Co. ASA........     34,410        470,676
 Tomra Systems ASA......................    271,280      1,635,150
 *Unit 4 Agresso NV.....................      4,620         47,917
 Veidekke ASA...........................     21,846        192,098
 Visma ASA..............................     47,393        477,292
 Wilhelmshaven (Wilhelm), Ltd. ASA......     28,000        930,135
                                                      ------------
TOTAL -- NORWAY
  (Cost $17,368,700)....................                21,708,516
                                                      ------------
BELGIUM -- (3.6%)
COMMON STOCKS -- (3.6%)
 *Abfin SA..............................      2,560              0
 Ackermans & Van Haaren SA..............     24,280        531,355
 *Arinso International NV...............     10,630        160,228
 BMT NV.................................      2,040        208,426
 Banque Nationale de Belgique...........        710      2,696,084
 Barco (New) NV.........................      8,970        786,346
 Bekaert SA.............................     14,610        930,632
 Brantano NV............................      2,060         75,353
 *Brederode SA..........................     12,180        239,667
 CFE (Compagnie Francois
   d'Entreprises).......................      2,080        523,673
 Carrieres Unies Porphyre...............         20         30,272
 Cie Martime Belge SA...................      5,320        429,465
 Cofinimmo SA...........................      6,423        892,803
 Commerciale de Brasserie SA COBRHA.....        115        101,539
 #D'Ieteren SA..........................      3,830        785,517
 Deceuninck SA..........................     63,700      2,079,410
 *Docpharma SA NV.......................      2,950        100,095
 *Duvel Moorgat NV......................      3,870        100,606
 *EVS Broadcast Equipment SA............      1,100         44,400
 *Exmar NV..............................      3,080        130,884
 Floridienne NV.........................      2,033        128,216
 Glaces de Moustier-sur-Sambre SA.......     13,370        425,823
 Immobel (Cie Immobiliere de Belgique
   SA)..................................      4,600        190,313
 *Ion Beam Application SA...............     17,780         91,726
 *Ipso-Ilg SA...........................      5,990         43,444
 *Kinepolis Group NV....................      5,020         97,829
 Melexis NV.............................     33,050        391,864
 Metiers Automatiques Picanol...........     16,120        376,160
 *Neuhaus NV............................        670         25,860
 Nord-Sumatra Investissements SA........        650        151,268
                                           SHARES        VALUE+
                                           ------        ------
 Omega Pharma SA........................     20,170   $    641,125
 Papeteries de Catala SA................        315         39,733
 *Quick Restaurants SA..................     14,000        159,813
 *#Real Software SA.....................     10,280          7,780
 Recticel SA............................     20,220        183,633
 Resilux NV.............................      1,350        117,921
 Rosier SA..............................        655         76,009
 Roularta Media Groep...................      7,160        334,157
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....      1,545        253,343
 *Sait Radioholland.....................      7,313         53,501
 Sapec SA...............................      3,635        213,203
 *Sapec SA VVPR.........................         75             68
 Sioen Industries.......................     15,500        161,100
 Societe Belge Des Betons SA............      8,500        342,552
 *Solvus SA.............................     38,344        555,717
 *Solvus SA Interim Strip VVPR..........     18,176            229
 Spector Photo Group SA.................      3,688         58,148
 *Systemat SA...........................      2,450         12,608
 *#Telindus Group SA....................     28,800        286,983
 Ter Beke NV............................      2,281        146,734
 Tessenderlo Chemie.....................     19,550        689,231
 UNIBRA.................................      1,600        141,271
 *Ubizen................................     14,300         15,693
 *#Umicore-Strip VVPR...................        456            104
 #Union Miniere SA......................      9,586        672,882
 VPK Packaging Group SA.................      6,345        204,084
 Van de Velde NV........................      1,960        232,392
 Warehouses de Pauw Sicafi..............      4,998        197,953
                                                      ------------
TOTAL -- BELGIUM
  (Cost $12,207,522)....................                18,567,225
                                                      ------------
IRELAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 Abbey P.L.C............................     25,557        212,760
 *Arcon International Resources P.L.C...    143,750          9,066
 *Ardagh P.L.C..........................     14,262         13,492
 *Barlo Group P.L.C.....................    182,053         87,260
 DCC P.L.C..............................     91,965      1,255,123
 *Dragon Oil P.L.C......................    104,167         57,812
 *Elan Corp. P.L.C......................    154,046      1,060,912
 Fyffes P.L.C...........................    380,502        791,913
 Glanbia P.L.C..........................    321,765        852,304
 *Grafton Group P.L.C...................    253,939      1,752,077
 Greencore Group P.L.C..................    213,126        954,336
 Heiton Holdings P.L.C..................     51,677        267,250
 IAWS Group P.L.C.......................    105,879      1,295,442
 IFG Group P.L.C........................     37,599         47,426
 IWP International P.L.C................     39,611         11,991
 Independent News & Media P.L.C.........    618,550      1,466,794
 *Iona Technologies P.L.C...............     21,281        115,424
 Irish Intercontental Group P.L.C.......     18,872        252,325
 Jurys Hotel Group P.L.C................     69,061        844,969
 Kingspan Group P.L.C...................    183,188        970,471
 McInerney Holdings P.L.C...............     33,991        201,511
 Paddy Power P.L.C......................     49,663        447,894
 Readymix P.L.C.........................    109,762        276,897
 Ryan Hotels P.L.C......................     68,061        100,443
 United Drug P.L.C......................    188,448        546,708
 Waterford Wedgwood P.L.C...............    806,657        223,845
 *Waterford Wedgwood P.L.C..............    219,993         58,273
                                                      ------------
TOTAL -- IRELAND
  (Cost $9,547,244).....................                14,174,718
                                                      ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Austria Email AG......................        715   $      2,038
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......     27,880        229,286
 BBAG Oesterreichische Brau-
   Beteiligungs AG......................      7,984      1,242,414
 BWT AG.................................     13,530        252,407
 Bank Fuer Kaernten und Steiermark AG...        520         63,334
 Bohler Uddeholm AG.....................      9,020        609,146
 Brau Union Goess-Reinighaus AG.........     10,720      1,711,847
 *Ca Immobilien Invest AG...............     22,003        530,092
 Constantia-Iso Holding AG..............     15,000        158,173
 Constantia-Verpackungen AG.............      6,000        102,169
 Flughafen Wien AG......................     14,792        694,075
 *Immofinanz Immobilien Anlagen AG......    165,130      1,312,209
 #Lenzing AG............................      3,424        528,630
 Manner (Josef) & Co. AG................        870         39,231
 Mayr-Melnhof Karton AG.................      9,840      1,182,835
 Oberbank AG............................      3,555        327,340
 Palfinger AG...........................      7,610        218,183
 *RHI AG, Wien..........................     18,559        353,482
 *Readymix Kies-Union AG................        500         49,193
 Rosenbauer International AG............        850         48,247
 *Sparkassen Immobilien.................     24,880        238,506
 Ubm Realitaetenentwicklung AG..........        360         35,646
 #Uniqa Versicherungen AG...............     79,223        796,427
 *VA Technologie AG.....................     11,400        368,257
 Voestalpine AG.........................     30,095      1,226,121
 #Wienerberger AG.......................     63,642      1,700,224
 *Wolford AG............................      4,100         94,019
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $8,758,421).....................                14,113,531
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Jenbacher AG Rights 03/31/08
   (Cost $0)............................      7,860              0
                                                      ------------
TOTAL -- AUSTRIA
  (Cost $8,758,421).....................                14,113,531
                                                      ------------
PORTUGAL -- (1.7%)
COMMON STOCKS -- (1.7%)
 *Corticeira Amorim Sociedad Gestora
   Participacoes Sociais SA.............    194,100        281,553
 *EFACEC (Empresa Fabril de Maquinas
   Electricas)..........................     20,200         94,528
 *Ibersol SGPS SA.......................     14,462         71,325
 *Impresa Sociedade Gestora de
   Participacoes Socias SA..............    190,166        839,532
 *Investimentos Participacoes e Gestao
   SA Inapa.............................     43,702        154,897
 *Jeronimo Martins (Estabelecimentos
   Jeronimo Martins & Filho
   Administracao e Participacoes
   Financeiros SA)......................    130,000      1,715,187
 *Mota-Engil SGPS SA....................    250,900        481,039
 *Novabase SGPS.........................     56,005        416,788
 *Portucel-Empresa Produtora de Pasta de
   Papel SA.............................    466,977        824,631
 *Sag Gest -- Solucoes Automovel Globais
   SGPS SA..............................    235,500        424,779
                                           SHARES        VALUE+
                                           ------        ------
 *Salvador Caetano -- Industrias
   Metalurgicas e Veiculos de Transporte
   SA...................................     54,900   $    234,752
 *Sociedad Construcoes Soares da Costa
   SA...................................     19,200         47,709
 *Sociedade de Investimento e Gestao
   SGPS SA..............................    160,396        728,337
 *Sonae SGPS SA.........................  1,079,900        899,009
 *Sonaecom SGPS SA......................    321,175        960,122
 *Teixeira Duarte Engenharia e
   Construcoes SA.......................    609,000        576,123
                                                      ------------
TOTAL -- PORTUGAL
  (Cost $6,340,397).....................                 8,750,311
                                                      ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $538,437)......................                   559,741
                                                      ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 InFocus Corp...........................     10,455        101,204
                                                      ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $7,634)........................                     8,652
                                                      ------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (9.8%)
 Repurchase Agreement in a Pooled Cash
   Account, Mizuho Securities USA,
   0.90%, 01/02/04 (Collateralized by
   $79,038,000 U.S. Treasury
   Obligations, rates ranging from
   2.625% to 11.625%, maturities ranging
   from 02/15/04 to 02/15/29, valued at
   $47,672,824) to be repurchased at
   $47,675,208{::}......................  $  47,673     47,672,824
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.80%, 01/02/04
   (Collateralized by $3,467,000 FMC
   Discount Notes 1.19%, 09/09/04,
   valued at $3,436,664) to be
   repurchased at $3,385,224............      3,385      3,385,000
                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $51,057,824)....................                51,057,824
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $374,660,990)++.................              $521,099,427
                                                      ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
 ++  The cost for federal income tax purposes is $375,809,033.
{::} Security purchased with cash proceeds from securities on loan.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2003

                                            SHARES        VALUE+
                                            ------        ------
JAPAN -- (77.4%)
COMMON STOCKS -- (77.1%)
 *A&A Material Corp.....................      64,000   $     41,490
 ABILIT Corp............................      22,000        144,430
 ADVANEX, Inc...........................      78,000        313,367
 *AOC Holdings, Inc.....................      90,300        431,217
 AOI Electronics Co., Ltd...............       8,400        110,446
 Achilles Corp..........................     549,000        671,713
 Advan Co., Ltd.........................      36,000        308,985
 Aichi Bank, Ltd........................      11,500        579,620
 *#Aichi Corp...........................     100,100        350,058
 *Aichi Machine Industry Co., Ltd.......     112,000        322,133
 Aichi Tokei Denki Co., Ltd.............      67,000        159,058
 Aida Engineering, Ltd..................      98,000        300,657
 Aigan Co., Ltd.........................      15,000         82,451
 Aiphone Co., Ltd.......................      27,400        421,558
 Airport Facilities Co., Ltd............      79,970        287,693
 *Airtech Japan, Ltd....................       6,000         32,871
 Aisan Industry Co., Ltd................      64,000        533,528
 *Akai Electric Co., Ltd................     363,000          3,314
 *#Akebono Brake Industry Co., Ltd......     141,000        536,861
 Allied Material Corp...................      32,200        396,914
 #Allied Telesis KK.....................       8,000        146,092
 Aloka Co., Ltd.........................      43,000        329,803
 Alpha Systems Inc......................      16,300        342,312
 Alps Logistics Co., Ltd................      21,000        335,555
 Altech Co., Ltd........................      14,000         56,118
 Amano Corp.............................      22,000        150,657
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................      24,000        249,817
 Ando Corp..............................     120,000        166,545
 Anest Iwata Corp.......................      74,000        124,324
 #Anrakutei Co., Ltd....................      13,000         82,496
 Aoi Advertising Promotion, Inc.........      14,000         89,354
 Aoki International Co., Ltd............      61,200        388,926
 *Apic Yamada Corp......................       7,000         22,051
 *Arai-Gumi, Ltd........................      34,450         42,150
 Arakawa Chemical Industries, Ltd.......      17,500        177,365
 *Araya Industrial Co., Ltd.............      84,000         87,436
 Argo 21 Corp...........................      13,200        107,991
 Aronkasei Co., Ltd.....................      53,000        153,406
 As One Corp............................      18,700        315,195
 #Asahi Denka Kogyo KK..................     169,000      1,172,754
 #Asahi Diamond Industrial Co., Ltd.....      99,000        469,147
 Asahi Kogyosha Co., Ltd................      48,000        131,921
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................     123,000        285,263
 Asahi Pretec Corp......................      19,200        142,001
 *#Asahi Soft Drinks Co., Ltd...........      69,000        371,713
 *Asahi Tec Corp........................      86,000        138,988
 *Asahi Techno Glass Corp...............      79,000        244,531
 Asanuma Corp...........................      96,000        135,866
 #Ashimori Industry Co., Ltd............      84,000        147,261
 Asia Air Survey Co., Ltd...............       6,000         12,874
 Asia Securities Printing Co., Ltd......      16,000         74,799
 Asics Corp.............................     333,000        617,230
 Asunaro Construction., Ltd.............      29,000         90,294
 Ataka Constuction & Engineering Co.,
   Ltd..................................      18,000         60,811
 Atom Corp..............................       8,500        103,301
 Atsugi Co., Ltd........................     258,000        200,237
 Aucnet, Inc............................      15,000        180,652
                                            SHARES        VALUE+
                                            ------        ------
 *Azel Corp., Tokyo.....................      89,000   $     84,514
 *#BSL Corp.............................     118,000         74,343
 Bando Chemical Industries, Ltd.........     213,000        624,297
 Bank of Okinawa, Ltd...................      24,300        431,551
 Bank of the Ryukyus, Ltd...............      30,280        373,523
 Best Denki Co., Ltd....................     132,000        476,078
 Bull Dog Sauce Co., Ltd................      15,000        104,912
 Bunka Shutter Co., Ltd.................     134,000        512,655
 #CAC Corp..............................      31,100        216,098
 #CFS Corp..............................      41,000        269,914
 CKD Corp...............................     113,000        572,635
 CMK Corp...............................      62,000        625,548
 CTI Engineering Co., Ltd...............      19,000         86,742
 Cabin Co., Ltd.........................      67,000         86,870
 #Calpis Co., Ltd.......................     115,000        547,069
 Canon Electronics, Inc.................      40,000        496,713
 Canon Finetech, Inc....................      45,070        530,865
 *Catena Corp...........................      18,000         39,938
 #Cats, Inc.............................      15,400         38,669
 Cecile Co., Ltd........................      35,900        373,357
 Central Finance Co., Ltd...............     180,000        599,891
 #Central Security Patrols Co., Ltd.....      12,000         76,041
 Cesar Co...............................      79,000            721
 *Chiba Kogyo Bank, Ltd.................      53,200        288,053
 #Chino Corp............................      70,000        225,621
 *Chinon Industries, Inc................      16,000         40,906
 Chiyoda Co., Ltd.......................      58,000        627,027
 Chofu Seisakusho Co., Ltd..............      39,900        568,335
 *Chori Co., Ltd........................     175,000        185,354
 Chuetsu Pulp and Paper Co., Ltd........     145,000        311,130
 *Chugai Mining Co., Ltd................     117,000         72,644
 #Chugai Ro Co., Ltd....................     139,000        298,256
 #Chugoku Marine Paints, Ltd............     111,000        502,703
 #Chugokukogyo Co., Ltd.................      45,000         57,524
 Chuo Denki Kogyo co., Ltd..............      19,000         29,319
 Chuo Gyorui Co., Ltd...................      35,000         52,091
 Chuo Spring Co., Ltd., Nagoya..........      80,000        290,723
 *#Clarion Co., Ltd.....................     313,000        500,137
 Cleanup Corp...........................      71,000        875,183
 *Co-Op Chemical Co., Ltd...............      80,000         57,706
 Coca Cola Central Japan Co., Ltd.......         112        663,696
 #Colowide Co., Ltd.....................      14,000        110,701
 *#Columbia Music Entertainment, Inc....     134,000        138,258
 Commuture Corp.........................      45,202        245,573
 Computer Engineering & Consulting,
   Ltd..................................      25,000        239,911
 Comsys Holdings Corp...................       4,350         22,521
 Corona Corp............................      38,600        532,195
 #Cosel Co., Ltd........................      27,000        590,440
 *Create Medic Co., Ltd.................       7,000         41,545
 Credia Co., Ltd........................      14,000        153,524
 Cresco, Ltd............................       7,000         74,781
 *D&M Holdings, Inc.....................     114,000        482,980
 *D'urban, Inc..........................     114,000        126,991
 DC Co., Ltd............................      33,000         70,809
 DTS Corp...............................      15,800        295,024
 #Dai Nippon Toryo, Ltd.................     193,000        236,140
 Dai-Dan Co., Ltd.......................      57,000        256,063
 Daido Kogyo Co., Ltd...................      60,000         98,064
 Daidoh, Ltd............................      54,000        335,774
 Daifuku Co., Ltd.......................     141,000        566,472
 Daihen Corp............................     168,000        262,308

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Daiho Corp............................      96,000   $    142,001
 Dai-Ichi Jitsugyo Co., Ltd.............      80,000        198,685
 *Dai-Ichi Katei Denki Co., Ltd.........      91,000            831
 Dai-Ichi Kogyo Seiyaku Co., Ltd........      47,000        113,294
 Daiken Corp............................     195,000        548,393
 #Daiki Co., Ltd........................      31,000        341,645
 Daiko Clearing Services Corp...........       6,000         19,284
 *#Daikyo, Inc..........................     444,000        782,433
 Daimei Telecom Engineering Corp........      51,000        204,894
 Dainichi Co., Ltd......................      15,200         68,006
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............     163,000        501,561
 Dainippon Shigyo Co., Ltd..............      16,000         74,507
 #Daiseki Co., Ltd......................      26,400        365,194
 #Daiso Co., Ltd........................     112,000        282,250
 *Daisue Construction Co., Ltd..........      92,500         76,014
 Daisyo Corp............................      24,000        210,153
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................      42,000         28,378
 Daiwa Industries, Ltd..................      64,000        179,401
 Daiwa Kosho Lease Co., Ltd.............     157,000        507,469
 *#Daiwa Seiko, Inc.....................     145,000        157,551
 Daiwabo Co., Ltd.......................     162,000        165,668
 Daiwabo Information System Co., Ltd....      22,000        178,178
 Danto Corp.............................      42,000        144,576
 Denki Kogyo Co., Ltd...................      95,000        272,370
 *Denny's Japan Co., Ltd................      38,000        621,421
 Densei-Lambda KK.......................      26,484        200,951
 #Denyo Co., Ltd........................      38,000        165,851
 *#Descente, Ltd........................      95,000        163,075
 *Dia Kensetsu Co., Ltd.................      31,000         27,456
 Diamond Computer Service Co., Ltd......      18,000         99,434
 *Dijet Industrial Co., Ltd.............      34,000         42,221
 Doshisha Co., Ltd......................      15,000        335,555
 *#Doutor Coffee Co., Ltd...............      28,400        434,091
 *Dynic Corp............................      52,000         68,846
 Eagle Industry Co., Ltd................      78,000        371,768
 *Econach Co., Ltd......................      26,000         10,920
 *Eco-Tech Construction Co., Ltd........     138,000         40,321
 #Edion Corp............................     112,316        777,352
 Ehime Bank, Ltd........................      55,000        204,392
 Eiken Chemical Co., Ltd................      24,000        300,438
 Eikoh, Inc.............................       8,000         36,888
 Elna Co., Ltd..........................      22,000         48,210
 Enplas Corp............................      18,000        544,010
 *#Enshu, Ltd...........................      69,000        112,144
 Ensuiko Sugar Refining Co., Ltd........      51,000         90,805
 #Exedy Corp............................      71,000        772,754
 *#FDK Corp.............................     105,000        232,971
 FP Corp................................      26,800        400,825
 *Fine Sinter Co., Ltd..................      18,000         48,320
 *First Baking Co., Ltd.................      67,000         84,423
 Fontaine Co., Ltd......................       5,000         46,978
 Foster Electric Co., Ltd...............      32,000        126,516
 France Bed Co., Ltd....................     193,000        463,468
 *#Fudo Construction Co., Ltd...........     201,000        154,164
 Fuji Kiko Co., Ltd.....................      51,000        147,151
 *Fuji Kosan Co., Ltd...................     130,000         94,960
 Fuji Kyuko Co., Ltd....................     107,000        383,957
 *#Fuji Spinning Co., Ltd., Tokyo.......     163,000        150,320
 Fujicco Co., Ltd.......................      42,000        396,147
 *Fujii & Co., Ltd......................      44,000            402
 *Fujiko Co., Ltd.......................      55,000          1,004
 Fujikura Kasei Co., Ltd................      43,000        296,037
 Fujikura Rubber, Ltd...................      34,000        200,237
                                            SHARES        VALUE+
                                            ------        ------
 #Fujirebio, Inc........................      75,000   $    732,058
 #Fujita Kanko, Inc.....................     132,000        472,462
 #Fujitec Co., Ltd......................     126,000        536,121
 Fujitsu Access, Ltd....................      36,000        213,002
 Fujitsu Business Systems, Ltd..........      32,500        392,303
 Fujitsu Devices, Inc...................      32,000        262,966
 Fujitsu Fronttec, Ltd..................      21,000        205,168
 *Fujitsu General, Ltd..................     111,000        309,122
 *#Fujiya Co., Ltd......................     190,000        235,939
 Fukuda Corp............................      65,000        244,522
 Fukushima Bank, Ltd....................     213,000        287,838
 *Fukusuke Corp.........................      95,000            867
 *Fumakilla, Ltd........................      24,000         27,392
 *Furukawa Battery Co., Ltd.............      45,000         84,642
 *Furukawa Co., Ltd.....................     405,000        462,244
 Fuso Lexel Inc.........................       8,000         59,898
 #Fuso Pharmaceutical Industries, Ltd...      99,000        324,516
 *GSI Creoss Corp.......................      90,000        153,671
 *Ga-jo-en Kanko KK.....................      37,000              0
 *Gakken Co., Ltd.......................     126,000        153,013
 *Generas Corp..........................      64,000         36,231
 #Genki Sushi Co., Ltd..................       7,500        104,844
 Geostar Corp...........................      10,000         31,958
 *Global-Dining, Inc....................       6,200         35,382
 *#Godo Steel, Ltd......................     199,000        330,698
 *Goldwin, Inc..........................      47,000         54,072
 #Gourmet Kineya Co., Ltd...............      31,000        232,953
 *Graphtec Corp.........................      39,000         37,034
 *Gro-BeLS Co., Ltd.....................      40,000         34,697
 Gun-Ei Chemical Industry Co., Ltd......     127,000        255,113
 Hagoromo Foods Corp....................      18,000        161,067
 Hakuto Co., Ltd........................      25,000        305,652
 Hakuyosha Co., Ltd.....................      57,000        163,943
 Haltec Corp............................      32,000         49,671
 *Hamai Co., Ltd........................      22,000         20,489
 Hanwa Co., Ltd.........................     405,000        950,375
 Happinet Corp..........................      15,000        120,663
 Harashin Co., Ltd......................      14,100        105,570
 Harima Chemicals, Inc..................      37,000        214,865
 Haruyama Trading Co., Ltd..............      16,800        151,249
 *Hayashikane Sangyo Co., Ltd...........     128,000        118,042
 Hibiya Engineering, Ltd................      56,000        367,129
 *Higashi-Nippon Bank, Ltd..............      40,000        108,108
 Hisaka Works, Ltd......................      41,000        213,386
 Hitachi Business Solution Co., Ltd.....      10,000         73,046
 Hitachi Kiden Kogyo, Ltd...............      20,000         68,481
 Hitachi Koki Co., Ltd..................     153,000        655,196
 #Hitachi Kokusai Electric, Inc.........      76,000        498,941
 Hitachi Medical Corp...................      53,000        624,270
 Hitachi Metals Techno, Ltd.............      12,000         30,679
 Hitachi Plant Engineering &
   Construction Co., Ltd................     146,000        435,920
 Hitachi Powdered Metal Co., Ltd........      46,000        274,690
 Hitachi Tool Engineering, Ltd..........      30,000        130,113
 Hochiki Corp...........................      42,000        163,751
 *#Hodogaya Chemical Co., Ltd...........     100,000        232,834
 *Hohsui Corp...........................      56,000         44,996
 Hokkai Can Co., Ltd., Tokyo............      83,000        169,759
 *#Hokkaido Bank, Ltd...................     505,000        599,434
 Hokkaido Coca Cola Bottling Co., Ltd...      33,000        181,392
 Hokkaido Gas Co., Ltd..................      87,000        206,538
 Hokko Chemical Industry Co., Ltd.......      41,000        134,770
 Hokuetsu Bank..........................     263,000        547,517
 *Hokuriku Electric Industry Co.,
   Ltd..................................     112,000        189,189

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Hokuriku Electrical Construction Co.,
   Ltd..................................      36,000   $     93,024
 Hokuriku Gas Co., Ltd..................      64,000        175,895
 *Hokushin Co., Ltd.....................      39,900         45,904
 #Hokuto Corp...........................      41,600        576,596
 Homac Corp.............................      60,000        417,458
 Honshu Chemical Industry Co., Ltd......       7,000         31,255
 #Horiba, Ltd...........................      54,000        562,089
 Horipro, Inc...........................      16,000         98,028
 *Hosokawa Micron Corp..................      40,000        176,041
 *#Howa Machinery, Ltd..................     181,000        176,835
 I-Net Corp.............................      12,000         44,375
 ISE Chemicals Corp.....................      17,000         52,931
 *Ichida and Co., Ltd...................      23,400         19,016
 Ichikawa Co., Ltd......................      49,000        121,247
 *Ichiken Co., Ltd......................      48,000         43,389
 Ichikoh Industries, Ltd................     141,000        290,961
 Ichiyoshi Securities Co., Ltd..........      54,000        241,600
 Icom, Inc..............................      19,500        356,099
 Idec Izumi Corp........................      47,000        276,799
 Ihara Chemical Industry Co., Ltd.......      80,000        134,405
 Iino Kaiun Kaisha, Ltd.................     161,000        421,905
 *#Ikegami Tsushinki Co., Ltd...........     102,000        182,542
 Impact 21 Co., Ltd.....................      19,000        343,499
 *#Impress Corp.........................         178        209,660
 Inaba Denki Sangyo Co., Ltd............      38,000        539,536
 #Inaba Seisa Kusho Co., Ltd............      18,700        259,533
 Inabata and Co., Ltd., Osaka...........      70,000        367,513
 Inageya Co., Ltd.......................      77,000        667,915
 Ines Corp..............................      64,900        513,772
 #Information Services International-
   Dentsu, Ltd..........................      42,900        557,011
 Intec, Inc.............................      51,000        317,120
 *Inui Steamship Co., Ltd...............      31,000         44,439
 *#Iseki & Co., Ltd.....................     279,000        647,060
 Ishii Hyoki Co., Ltd...................       3,600         29,584
 *#Ishii Iron Works Co., Ltd............      52,000         62,673
 *#Ishikawa Seisakusho, Ltd.............      75,000         97,927
 Ishikawajima Construction Materials
   Co., Ltd.............................      18,000         46,841
 Ishikawajima Transport Machinery Co.,
   Ltd..................................      16,000         33,601
 *Ishizuka Glass Co., Ltd...............      49,000         77,401
 Itochu Enex Co., Ltd...................     119,000        543,280
 Itochu Shokuh Co., Ltd.................      14,400        464,134
 Itoki Crebio Corp......................      56,000        110,446
 Iwaki & Co., Ltd.......................      19,000         39,034
 #Iwasaki Electric Co., Ltd.............     110,000        321,403
 *Iwatani International Corp............     313,000        571,585
 *#Iwatsu Electric Co., Ltd.............     145,000        301,863
 *Izuhakone Railway Co., Ltd............         300         35,610
 *Izukyu Corp...........................       7,700         81,556
 Izumiya Co., Ltd.......................     123,000        537,957
 *#Izutsuya Co., Ltd....................     123,000        229,109
 J-Oil Mills, Inc.......................     173,000        289,071
 JFE Koken Corp.........................      32,000        127,392
 JMS Co., Ltd...........................      49,000        130,195
 *Jac Holdings Co., Ltd.................      11,000         26,616
 Jaccs Co., Ltd.........................     175,000        591,216
 Jamco Corp.............................      18,000         46,183
 *#Janome Sewing Machine Co., Ltd.......     224,000        210,665
 #Japan Business Computer Co., Ltd......      34,000        221,969
 #Japan Carlit Co., Ltd.................      28,000        179,985
 Japan Cash Machine Co., Ltd............      24,000        522,644
 Japan Digital Laboratory Co., Ltd......      35,600        349,109
                                            SHARES        VALUE+
                                            ------        ------
 #Japan Foundation Engineering Co.,
   Ltd..................................      49,200   $    107,816
 Japan Information Processing Service
   Co., Ltd.............................      26,000        205,588
 Japan Kenzai Co., Ltd..................      17,500        100,826
 Japan Maintenance Co., Ltd.............      27,000        115,376
 Japan Medical Dynamic Marketing Inc....      18,700        243,141
 Japan Oil Transportation Co., Ltd......      45,000         85,875
 #Japan Pulp and Paper Co., Ltd.........     179,000        612,902
 *Japan Servo Co., Ltd..................      24,000         39,226
 Japan Steel Tower Co., Ltd.............      19,000         30,533
 *Japan Steel Works, Ltd................     461,000        488,276
 *#Japan Storage Battery Co., Ltd.......     187,000        367,102
 Japan Transcity Corp...................      79,000        163,020
 Japan Vilene Co., Ltd..................     101,000        350,438
 Japan Wool Textile Co., Ltd............     138,000        614,902
 Jastec Co., Ltd........................       8,000        124,105
 Jeans Mate Corp........................      12,740        100,273
 *#Jeol, Ltd............................      97,000        706,775
 *Jidosha Denki Kogyo Co., Ltd..........      34,000         58,364
 Joban Kosan Co., Ltd...................     101,000        128,187
 Joint Corp.............................      24,900        297,836
 *#Joshin Denki Co., Ltd................      98,000        231,757
 #Jsp Corp..............................      29,000        240,961
 *#Jujiya Co., Ltd......................     202,000        119,887
 *#Juki Corp............................     153,000        502,922
 *Jyomo Co., Ltd........................      48,000         45,581
 K.R.S. Corp............................      10,600        109,175
 Kabuki-Za Co., Ltd.....................      15,000        542,367
 Kadokawa Holdings, Inc.................      27,000        727,265
 #Kaga Electronics Co., Ltd.............      33,000        561,952
 Kagawa Bank, Ltd.......................      83,350        418,577
 Kahma Co., Ltd.........................      46,000        419,595
 #Kaken Pharmaceutical Co., Ltd.........     118,000        586,121
 *Kakuei (L.) Corp......................     100,000            913
 *Kamagai Gumi Co., Ltd.................      87,800        130,674
 Kameda Seika Co., Ltd..................      19,000        123,174
 Kamei Corp.............................      47,000        235,601
 Kanaden Corp...........................      43,000        184,533
 Kanagawa Chuo Kotsu Co., Ltd...........      90,000        549,763
 #Kanamoto Co., Ltd.....................      43,000        194,741
 *Kanebo, Ltd...........................     110,000        110,482
 *#Kanematsu Corp.......................     402,500        602,721
 Kanematsu Electronics, Ltd.............      38,000        409,076
 *Kanematsu-NNK Corp....................      60,000        121,074
 Kanto Auto Works, Ltd., Yokosuka.......      78,000        626,735
 #Kanto Denka Kogyo Co., Ltd............      83,000        312,993
 Kanto Natural Gas Development Co.,
   Ltd..................................     104,000        471,001
 *#Kanto Tsukuba Bank, Ltd..............      19,100        118,590
 Kasai Kogyo Co., Ltd...................      28,000         67,239
 Kasei (C.I.) Co., Ltd..................      46,000        149,525
 #Kasumi Co., Ltd.......................     132,000        614,682
 Katakura Chikkarin Co., Ltd............      17,000         45,480
 #Katakura Industries Co., Ltd..........      49,000        325,712
 Kato Sangyo Co., Ltd...................      51,000        454,027
 #Kato Works Co., Ltd...................      82,000        163,221
 *Katsumura Construction Co., Ltd.......      48,600         44,375
 Kawada Industries, Inc.................      76,000        138,787
 *#Kawai Musical Instruments
   Manufacturing Co., Ltd...............      99,000        146,439
 *Kawasaki Kasei Chemicals, Ltd.........      36,000         23,996
 Kawashima Textile Manufacturers,
   Ltd..................................     126,000        141,508

122
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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Kawasho Corp..........................     549,000   $    977,493
 Kawasho Gecoss Corp....................      45,000        152,849
 Kawasumi Laboratories, Inc.............      26,000        159,295
 *Kawatetsu Systems, Inc................         112        153,397
 #Keihin Co., Ltd.......................     100,000        146,092
 Keiiyu Co., Ltd........................       7,300         49,791
 Keiyo Co., Ltd.........................     139,900        504,570
 *Kenwood Corp..........................      50,000        111,852
 #Key Coffee, Inc.......................      33,000        445,946
 Kibun Food Chemifa Co., Ltd............      35,000        374,224
 *Kimmon Manufacturing Co., Ltd.........      41,000         34,441
 *Kimura Chemical Plants Co., Ltd.......      27,000         33,775
 Kinki Coca-Cola Bottling Co., Ltd......      86,000        568,517
 *Kinki Nippon Tourist Co., Ltd.........     133,000        307,241
 Kinki Sharyo Co., Ltd., Nagaokakyo.....     101,000        267,440
 *#Kinsho Corp..........................      21,000         39,308
 *#Kinugawa Rubber Industrial Co.,
   Ltd..................................      83,000        157,633
 Kioritz Corp...........................      96,000        173,557
 #Kishu Paper Co., Ltd..................     125,000        197,453
 Kisoji Co., Ltd........................      22,000        271,987
 *#Kitagawa Iron Works Co., Ltd.........     124,000        183,419
 Kita-Nippon Bank, Ltd..................       8,506        358,041
 Kitano Construction Corp...............      97,000        150,566
 Kitazawa Sangyo Co., Ltd...............      17,500         28,123
 Kitz Corp..............................     234,000        303,397
 Koa Corp...............................      58,000        415,723
 #Koatsu Gas Kogyo Co., Ltd.............      78,000        240,011
 Kobayashi Yoko Co., Ltd................       8,000        138,861
 Kodensha Co., Ltd......................      14,000         36,815
 Koekisha Co., Ltd......................       4,900        107,378
 #Kohnan Shoji Co., Ltd.................      20,590        303,248
 Kohsoku Corp...........................       6,700         45,515
 Koike Sanso Kogyo Co., Ltd.............      30,000         36,980
 Koito Industries, Ltd..................      31,000         97,370
 #Kojima Co., Ltd.......................      40,000        238,495
 *Kokune Corp...........................      42,000            383
 Kokusai Kogyo Co., Ltd.................      47,000        144,622
 Komai Tekko, Inc.......................      53,000        106,465
 *Komatsu Electronics Metals Co., Ltd...      39,600        350,731
 Komatsu Seiren Co., Ltd................      53,000        136,468
 Komatsu Wall Industry Co., Ltd.........      14,000        180,625
 Konaka Co., Ltd........................      29,700        200,947
 Konami Sports Corp.....................      35,300        551,482
 Kondotec, Inc..........................      12,500         62,774
 Konishi Co., Ltd.......................      28,000        220,124
 Kosaido Co., Ltd.......................      34,000        305,789
 *Kosei Securities Co., Ltd.............     137,000        283,957
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................     108,000        165,668
 Kurabo Industries, Ltd.................     306,000        455,424
 #Kurimoto, Ltd.........................     166,000        307,688
 Kuroda Electric Co., Ltd...............      18,000        581,812
 Kurosaki Harima Corp...................      96,000        128,853
 Kyoden Co., Ltd........................      68,000        329,693
 Kyodo Printing Co., Ltd................     112,000        329,292
 #Kyodo Shiryo Co., Ltd.................     145,000        148,283
 Kyoei Sangyo Co., Ltd..................      44,000        102,447
 #Kyoei Tanker Co., Ltd.................      53,000         81,300
 Kyokuto Boeki Kaisha, Ltd..............      36,000         82,177
 Kyokuto Kaihatsu Kogyo Co., Ltd........      38,300        300,749
 Kyokuyo Co., Ltd.......................     167,000        230,250
 #Kyoritsu Maintenance Co., Ltd.........      15,400        224,701
 Kyosan Electric Manufacturing Co.,
   Ltd..................................      78,000        240,723
 Kyoto Kimono Yuzen Co., Ltd............          79        152,922
                                            SHARES        VALUE+
                                            ------        ------
 Kyowa Electronic Instruments Co.,
   Ltd..................................      30,000   $     67,385
 Kyowa Leather Cloth Co., Ltd...........      32,000        146,092
 Kyudenko Corp..........................     103,000        411,925
 #Laox Co., Ltd.........................      21,000         40,650
 *Lonseal Corp..........................      18,000         13,148
 *#Look, Inc............................      50,000        279,401
 #MR Max Corp...........................      56,300        178,379
 *Macnica, Inc..........................      25,700        667,609
 Maeda Road Construction Co., Ltd.......     105,000        525,384
 Maezawa Industries, Inc................      27,700        123,679
 Maezawa Kaisei Industries Co., Ltd.....      20,600        239,443
 Maezawa Kyuso Industries Co., Ltd......      10,000         71,950
 *Magara Construction Co., Ltd..........      61,000         52,356
 Makino Milling Machine Co., Ltd........     114,000        538,148
 *Mamiya-Op Co., Ltd....................      58,000         88,970
 Marche Corp............................       6,100         52,968
 Mars Engineering Corp..................      13,000        613,678
 Marubeni Construction Material Lease
   Co., Ltd.............................      28,000         37,071
 Marubun Corp...........................      37,800        200,183
 Marudai Food Co., Ltd..................     164,000        268,042
 *Maruei Department Store Co., Ltd......      72,000         95,982
 Maruha Corp............................     434,000        534,971
 *Maruishi Cycle Industries, Ltd........      33,000         13,258
 #Marusan Securities Co., Ltd...........     106,000        544,905
 Maruwa Co., Ltd........................      13,000        141,728
 Maruwn Corp............................      44,000        108,072
 Maruya Co., Ltd........................      14,000         93,316
 Maruyama Manufacturing Co., Inc........      73,000         89,317
 *#Maruzen Co., Ltd.....................     179,000        258,236
 Maruzen Co., Ltd.......................      13,000         53,771
 Maruzen Showa Unyu Co., Ltd............     122,000        272,918
 Maspro Denkoh Corp.....................      27,000        263,787
 Matsuda Sangyo Co., Ltd................      27,000        185,637
 Matsui Construction Co., Ltd...........      40,000        111,030
 Matsuo Bridge Co., Ltd.................      37,000        102,027
 #Matsuya Co., Ltd......................      74,000        310,811
 Matsuya Foods Co., Ltd.................      20,000        422,754
 Matsuzakaya Co., Ltd...................     189,077        685,387
 *#Max Co., Ltd.........................      69,000        590,961
 *#Megachips Corp.......................      21,700        202,496
 *#Meidensha Corp.......................     378,050        780,125
 *Meiji Machine Co., Ltd................      55,000         32,140
 Meiji Shipping Co., Ltd................      47,000        128,744
 *Meisei Industrial Co., Ltd............      29,000         82,615
 #Meito Sangyo Co., Ltd.................      38,000        451,753
 Meito Transportation Co., Ltd..........       9,000         74,123
 Meiwa Estate Co., Ltd..................      34,000        273,192
 Meiwa Industry Co., Ltd................      15,000         33,966
 *Meiwa Trading Co., Ltd................      55,000         76,333
 Melco Holdings, Inc....................       9,000        244,065
 Mercian Corp...........................     212,000        425,858
 Mikuni Coca-Cola Bottling Co., Ltd.....      60,000        444,302
 #Milbon Co., Ltd.......................      13,200        338,075
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................      30,000        369,248
 Ministop Co., Ltd......................      36,700        539,844
 Mirai Group Co., Ltd...................      49,000         91,718
 Miroku Jyoho Service Co., Ltd..........      12,000         79,985
 *Misawa Homes Holdings, Inc............     262,900        355,270
 #Misawa Resort Co., Ltd................      40,000         81,081
 *Mito Securities Co., Ltd..............      63,000        151,287
 Mitsuba Corp...........................      47,000        191,399
 *Mitsubishi Cable Industries, Ltd......     241,000        235,455

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Mitsubishi Kakoki Kaisha, Ltd.........     117,000   $    152,767
 *#Mitsubishi Paper Mills, Ltd..........     406,000        548,649
 Mitsubishi Pencil Co., Ltd.............      61,000        388,212
 #Mitsubishi Plastics, Inc..............     310,000        761,414
 Mitsubishi Shindoh Co., Ltd............      82,000        137,016
 #Mitsubishi Steel Manufacturing Co.,
   Ltd..................................     253,000        288,760
 Mitsuboshi Belting, Ltd................     153,000        444,248
 #Mitsui High-Tec, Inc..................      58,000        690,048
 Mitsui Home Co., Ltd...................      97,000        365,787
 *Mitsui Knowledge Industry Co., Ltd....       8,800         70,146
 *#Mitsui Matsushima Co., Ltd...........      90,000        107,652
 *Mitsui Mining Co., Ltd................     225,000        149,973
 #Mitsui Sugar Co., Ltd.................     116,000        216,070
 #Mitsui-Soko Co., Ltd..................     204,000        454,492
 Mitsumura Printing Co., Ltd............      49,000        236,678
 Mitsuuroko Co., Ltd....................      76,000        417,750
 Miura Co., Ltd.........................      52,100        620,805
 Miura Printing Corp....................      16,000         49,671
 Miyaji Engineering Group...............      90,000        138,879
 Miyazaki Bank, Ltd.....................      83,000        300,110
 #Miyoshi Oil & Fat Co., Ltd............     120,000        225,712
 #Miyuki Keori Co., Ltd.................      50,000        137,874
 Mizuno Corp............................     165,000        567,979
 *Momiji Holdings, Inc..................         190        400,749
 Morinaga & Co., Ltd....................     340,000        589,847
 *Morishita Jinton Co., Ltd.............      19,800         72,316
 Morita Corp............................      59,000        197,170
 #Moritex Corp..........................      15,000        142,440
 Morozoff, Ltd., Osaka..................      50,000         89,938
 Mory Industries, Inc...................      66,000        131,373
 Mos Food Services, Inc.................      47,000        392,668
 Moshi Moshi Hotline, Inc...............       7,250        509,724
 *Mutoh Industries, Ltd.................      61,000        128,104
 Mutow Co., Ltd.........................      38,000        126,991
 Myojo Foods Co., Ltd...................      25,000         63,002
 #NAC Co., Ltd..........................      13,000         96,859
 NEC Infrontia Corp.....................     167,000        419,330
 #NEC System Integration &
   Construction,Ltd.....................      53,000        396,339
 *#NEC Tokin Corp.......................      86,000        467,221
 Nabtesco Corp..........................     210,000      1,106,373
 #Nachi-Fujikoshi Corp..................     433,000        933,053
 #Nagano Bank, Ltd......................     122,000        364,262
 *Nagano Japan Radio Co., Ltd...........      27,000         35,007
 #Nagatanien Co., Ltd...................      56,000        406,501
 *Naigai Co., Ltd.......................     109,000         84,596
 Nakabayashi Co., Ltd...................      76,000        114,500
 #Nakamuraya Co., Ltd...................      85,000        211,103
 *#Nakano Corp..........................      66,000         65,687
 *Nakayama Steel Works, Ltd.............     165,000        335,966
 Nakayo Telecommunications, Inc.........      16,000         59,021
 Neturen Co., Ltd., Tokyo...............      52,000        206,063
 New Japan Radio Co., Ltd...............      48,000        538,203
 Nichia Steel Works, Ltd................      52,900        138,143
 Nichias Corp...........................     237,000        627,557
 #Nichiban Co., Ltd.....................      58,000        156,227
 *Nichiboshin, Ltd......................       1,190          1,087
 Nichiha Corp...........................      64,980        741,645
 #Nichimo Co., Ltd......................      54,000         90,230
 *#Nichimo Corp.........................      85,000         48,119
 #Nichireki Co., Ltd....................      44,000        146,238
 #Nichiro Corp..........................     289,000        337,765
 Nidec Tosok Corp.......................      13,000        182,798
 Nihon Dempa Kogyo Co., Ltd.............      28,000        440,248
                                            SHARES        VALUE+
                                            ------        ------
 Nihon Eslead Corp......................       9,500   $    166,545
 Nihon Inter Electronics Corp...........      27,000        165,175
 Nihon Kagaku Sangyo Co., Ltd...........      14,000         43,718
 *Nihon Kentetsu Co., Ltd...............      27,000         32,295
 Nihon Kohden Corp......................      85,000        558,026
 Nihon Matai Co., Ltd...................      50,000         90,394
 Nihon Nohyaku Co., Ltd.................     103,000        184,332
 Nihon Parkerizing Co., Ltd.............      92,000        400,694
 *Nihon Seiko Co., Ltd..................      11,000         27,721
 Nihon Shokuh Kako Co., Ltd.............      26,000         48,667
 Nihon Spindle Manufacturing Co., Ltd...      56,000         72,096
 Nihon Tokushu Toryo Co., Ltd...........      35,000        127,831
 #Nikken Chemicals Co., Ltd.............     130,000        377,465
 Nikkiso Co., Ltd.......................     107,000        385,911
 Nikko Co., Ltd., Akashi................      52,000        142,440
 *Nippei Toyama Corp....................      34,000         62,400
 *Nippon Avionics Co., Ltd..............      19,000         31,748
 Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................     216,000        327,392
 *#Nippon Carbide Industries Co., Inc.,
   Tokyo................................     101,000        101,443
 *#Nippon Carbon Co., Ltd...............     177,000        226,260
 #Nippon Ceramic Co., Ltd...............      32,000        281,958
 Nippon Chemical Industrial Co., Ltd....     131,000        424,626
 Nippon Chemi-Con Corp..................     159,000        598,137
 *Nippon Chemiphar Co., Ltd.............      49,000        137,801
 Nippon Chutetsukan KK..................      44,000         74,726
 *Nippon Concrete Industries Co., Ltd...      65,000         73,594
 Nippon Conlux Co., Ltd.................      30,000        190,376
 *Nippon Conveyor Co., Ltd..............      43,000         31,017
 #Nippon Denko Co., Ltd.................     159,000        251,160
 #Nippon Densetsu Kogyo Co., Ltd........      81,000        303,232
 Nippon Denwa Shisetu Co., Ltd..........      90,000        262,966
 Nippon Felt Co., Ltd...................      28,000         84,368
 #Nippon Fine Chemical Co., Ltd.........      40,000        147,188
 Nippon Flour Mills Co., Ltd............     186,000        660,647
 *Nippon Foil Mfg., Co., Ltd............      21,000         26,844
 *Nippon Formula Feed Manufacturing
   Co.,Ltd..............................     100,000        133,309
 Nippon Gas Co., Ltd....................      62,000        524,781
 Nippon Hume Corp.......................      43,000         82,843
 #Nippon Kanzai Co., Ltd................      27,200        396,377
 *#Nippon Kasei Chemical Co., Ltd.......     154,000        179,985
 *Nippon Kinzoku Co., Ltd...............      93,000        106,145
 Nippon Koei Co., Ltd., Tokyo...........     107,000        218,846
 Nippon Konpo Unyu Soko Co., Ltd........      92,000        600,621
 *Nippon Koshuha Steel Co., Ltd.........     151,000        147,526
 *#Nippon Metal Industry Co., Ltd.......     230,000        201,607
 *Nippon Pigment Co., Ltd...............      11,000         25,612
 Nippon Pillar Packing Co., Ltd.........      15,000         79,711
 *Nippon Piston Ring Co., Ltd...........     104,000        149,087
 Nippon Road Co., Ltd...................     147,000        241,600
 #Nippon Seiki Co., Ltd.................      76,000        507,962
 Nippon Seisen Co., Ltd.................      39,000         85,464
 #Nippon Sharyo, Ltd....................     215,000        437,774
 Nippon Shinpan Co., Ltd................     213,000        472,599
 Nippon Shinyaku Co., Ltd...............      73,000        407,259
 Nippon Signal Co., Ltd.................     109,000        501,607
 Nippon Soda Co., Ltd...................     177,000        399,187
 #Nippon Synthetic Chemical Industry
   Co.,Ltd..............................     152,000        312,272
 Nippon System Development Co., Ltd.....      32,100        556,592
 Nippon Systemware Co., Ltd.............      20,000        163,440
 Nippon Thompson Co., Ltd...............      77,000        510,427

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Nippon Tungsten Co., Ltd...............      24,000   $     41,636
 Nippon Valqua Industries, Ltd..........     119,000        235,783
 *Nippon Yakin Kogyo Co., Ltd...........     117,500        171,658
 *Nippon Yusoki Co., Ltd................      49,000        103,798
 Nishimatsuya Chain Co., Ltd............      30,600        849,379
 *Nishishiba Electric Co., Ltd..........      28,000         35,793
 *#Nissan Diesel Motor Co., Ltd.........     284,000        536,779
 Nissei Plastic Industrial Co., Ltd.....      14,000         70,307
 *Nisseki House Industry Co., Ltd.......     260,000          2,374
 #Nissha Printing Co., Ltd..............      81,000        959,989
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................     201,000        477,173
 #Nisshin Fudosan Co., Ltd..............      11,700         96,574
 Nissho Electronics Corp................      23,000        191,107
 *Nissho Iwai-Nichmen Holdings Corp.....      68,000        317,275
 Nissin Co., Ltd........................     149,800        600,458
 Nissin Corp............................     150,000        291,728
 *Nissin Electric Co., Ltd..............     134,000        349,927
 Nissin Kogyo Co., Ltd..................      22,500        498,197
 Nissin Sugar Manufacturing Co., Ltd....      74,000        120,270
 Nissui Pharmaceutical Co., Ltd.........      20,000        105,004
 *Nitchitsu Co., Ltd....................      14,000         17,513
 Nitta Corp.............................      42,000        518,481
 Nittan Valve Co., Ltd..................      18,000         47,663
 Nittetsu Mining Co., Ltd...............     118,000        276,899
 *Nittetsu Steel Sheet Corp.............      84,000        152,630
 Nitto Boseki Co., Ltd..................     364,000        422,096
 Nitto Electric Works, Ltd..............      59,000        426,662
 #Nitto Flour Milling Co., Ltd..........      54,000        114,883
 Nitto Kohki Co., Ltd...................      25,000        380,752
 Nitto Seiko Co., Ltd...................      56,000         70,051
 Nitto Seimo Co., Ltd...................      32,000         94,668
 *#Nittoc Construction Co., Ltd.........      61,000        144,814
 Noda Corp..............................       1,300          5,045
 Nohmi Bosai, Ltd.......................      59,000        262,893
 Nomura Co., Ltd........................      26,000         99,945
 Noritake Co., Ltd......................     178,000        576,972
 #Nosan Corp............................     201,000        350,539
 O-M, Ltd...............................      46,000         57,542
 *OKK Corp..............................     101,000         94,065
 OSG Corp...............................      86,000        627,411
 *Obayashi Road Corp....................      65,000        115,139
 Odakyu Construction Co., Ltd...........      29,000         68,846
 Odakyu Real Estate Co., Ltd............      58,000        126,041
 Oenon Holdings, Inc....................      74,000        150,000
 *Ohki Corp.............................      73,000         83,318
 *Ohmori Co., Ltd.......................     184,000         16,801
 *Oie Sangyo Co., Ltd...................         400          2,736
 Oiles Corp.............................      30,000        580,716
 Okabe Co., Ltd.........................      29,000         80,762
 Okamoto Industries, Inc................     212,000        480,059
 *Okamoto Machine Tool Works, Ltd.......      33,000         82,259
 *Okaya Electric Industries Co., Ltd....      16,000         34,332
 *Oki Electric Cable Co., Ltd...........      56,000         95,617
 Okinawa Electric Power Co., Ltd........      20,000        547,845
 *Okuma and Howa Machinery, Ltd.........      69,000         88,833
 *#Okuma Corp...........................     163,000        363,148
 #Okura Industrial Co., Ltd.............      96,000        699,489
 Okuwa Co., Ltd.........................      59,000        588,276
 Olympic Corp...........................      31,000        389,198
 *Omikenshi Co., Ltd....................      53,000         26,132
 *Ono Sokki Co., Ltd....................      43,000        133,492
 Organo Corp............................     101,000        415,915
 *Orient Watch Co., Ltd.................      12,000          4,492
 #Oriental Construction Co., Ltd........      39,000        159,533
                                            SHARES        VALUE+
                                            ------        ------
 Oriental Yeast Co., Ltd................      34,000   $    219,485
 Origin Electric Co., Ltd...............      54,000        239,628
 Osaka Securities Finance Co., Ltd......      54,000        111,432
 Osaka Steel Co., Ltd...................      52,000        412,126
 Osaki Electric Co., Ltd................      56,000        267,422
 Oyo Corp...............................      40,000        260,409
 #P.S. Mitsubishi Construction Co.,
   Ltd..................................      35,000        143,809
 PCA Corp...............................       6,500         57,569
 Pacific Industrial Co., Ltd............      68,000        197,443
 #Parco Co., Ltd........................      82,000        414,792
 *Pasco Corp............................     111,500        335,966
 *Patlite Corp..........................       5,000         87,655
 *Penta-Ocean Construction Co., Ltd.....     379,000        352,977
 #Pentax Corp...........................     180,000        747,809
 Petrolub International Co., Ltd........      12,900         53,004
 Pigeon Corp............................      37,000        422,297
 Pilot Corp.............................          32         92,038
 Piolax, Inc............................       8,800        112,089
 Pocket Card Co., Ltd...................      41,000        378,853
 #Pokka Corp............................      48,000        135,866
 Poplar Co., Ltd........................       7,260         73,382
 Posful Corp............................      26,000        170,928
 *#Press Kogyo Co., Ltd.................     143,000        301,616
 *#Prima Meat Packers, Ltd..............     230,000        201,607
 *#Privee Zurich Turnaround Group Co.,
   Ltd..................................      21,000        348,786
 Pulstec Industrial Co., Ltd............      21,200        136,468
 Q'Sai Co., Ltd.........................      42,000        299,124
 Raito Kogyo Co., Ltd...................      84,900        281,398
 #Rasa Industries, Ltd..................     119,000        228,178
 *Real Property.........................      43,900              0
 *#Renown, Inc..........................     402,000        381,739
 #Resorttrust Inc.......................      28,600        620,206
 Rheon Automatic Machinery Co., Ltd.....      40,000        112,856
 Rhythm Watch Co., Ltd..................     344,000        502,557
 *Ricoh Elemex Corp.....................      20,000         67,568
 Ricoh Leasing Co., Ltd.................      10,000        185,354
 Right On Co., Ltd......................      21,000        619,339
 Riken Corp.............................     193,000        585,062
 Riken Keiki Co., Ltd...................      33,000        141,015
 Riken Technos Corp.....................      93,000        264,938
 Riken Vitamin Co., Ltd.................      24,000        306,793
 #Ringer Hut Co., Ltd...................      26,000        250,219
 #Rock Field Co., Ltd...................      14,000        155,442
 Rohto Pharmaceutical Co., Ltd..........      56,000        453,031
 Roland Corp............................      26,400        320,599
 *Round One Corp........................          58        104,858
 #Royal Co., Ltd........................      52,000        465,303
 *Ryobi, Ltd............................     238,000        628,032
 Ryoden Trading Co., Ltd................      57,000        244,613
 Ryosan Co., Ltd........................       1,700         26,093
 #Ryoyo Electro Corp....................      40,000        401,753
 #S Foods, Inc..........................      28,000        191,746
 *S Science Co., Ltd....................     139,000         63,459
 S.T. Chemical Co., Ltd.................      48,000        361,578
 SMK Corp...............................     127,000        424,416
 SNT Corp...............................      15,000         49,306
 *SPC Electronics Corp..................      29,000        103,798
 SPK Corp...............................       3,100         35,410
 SRL, Inc...............................      42,000        321,750
 *SXL Corp..............................     101,000        164,153
 Saeki Kensetsu Kogyo Co., Ltd..........      71,000         64,180
 #Sagami Chain Co., Ltd.................      37,000        305,743
 Sagami Co., Ltd........................      51,000        185,802
 *Sailor Pen Co., Ltd...................      44,000        161,505

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Saizeriya Co., Ltd....................      78,100   $    738,071
 Sakai Chemical Industry Co., Ltd.......     141,000        503,388
 Sakai Heavy Industries, Ltd............      60,000        104,638
 *#Sakai Ovex Co., Ltd..................      85,000        124,954
 Sakata Inx Corp........................      92,000        299,050
 Sakata Seed............................      17,900        186,322
 *Sakurada Co., Ltd.....................      38,000         29,839
 Sala Corp..............................      41,000        163,970
 San-Ai Oil Co., Ltd....................      98,000        284,551
 *#Sanix, Inc...........................      28,600        228,497
 Sankei Building Co., Ltd...............      69,000        207,277
 Sanki Engineering Co., Ltd.............     105,000        533,053
 Sanko Co., Ltd.........................       2,000         10,409
 Sanko Metal Industrial Co., Ltd.,
   Tokyo................................      54,000         84,806
 *#Sankyo Seiki Manufacturing Co.,
   Ltd..................................      76,000        482,286
 Sankyo Seiko Co., Ltd..................      86,000        261,487
 #Sankyu, Inc., Tokyo...................     415,000        439,554
 Sanoh Industrial Co., Ltd..............      53,000        239,545
 Sanshin Electronics Co., Ltd...........      45,000        255,159
 Sanyo Denki Co., Ltd...................      65,000        148,968
 #Sanyo Electric Credit Co., Ltd........      43,100        639,889
 Sanyo Engineering &
   Construction, Inc....................      21,000         57,524
 Sanyo Industries, Ltd., Tokyo..........      48,000        115,705
 #Sanyo Special Steel Co., Ltd..........     207,000        291,070
 *Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................     201,000        167,011
 *Sata Construction Co., Ltd., Gumma....      61,000         54,584
 Sato Shoji Corp........................      31,000        117,184
 Satori Electric Co., Ltd...............      10,400        125,347
 *Sawafugji Electric Co., Ltd...........      31,000         58,026
 Secom Techno Service Co., Ltd..........      10,500        278,031
 #Seijo Corp............................       8,000         89,116
 Seika Corp.............................     145,000        197,270
 *Seikitokyu Kogyo Co., Ltd.............      86,000         83,236
 *Seiko Corp............................     102,407        532,980
 Seiren Co., Ltd........................      81,000        454,849
 #Sekisui Jushi Co., Ltd................      59,000        251,580
 Sekisui Plastics Co., Ltd..............     126,000        281,866
 Sekiwa Real Eastate, Ltd...............      16,000        115,267
 Sekiwa Real Estate Chubu, Ltd..........       7,000         29,081
 Senko Co., Ltd.........................     205,000        514,746
 Senshukai Co., Ltd.....................      70,000        734,387
 Shaddy Co., Ltd........................      27,000        254,912
 *#Shibaura Mechatronics Corp...........      71,000        536,130
 Shibusawa Warehouse Co., Ltd...........      94,000        189,682
 #Shibuya Kogyo Co., Ltd................      54,000        461,998
 *#Shikibo, Ltd.........................     155,000        178,324
 Shikoku Chemicals Corp.................      89,000        316,116
 Shikoku Coca-Cola Bottling Co., Ltd....      31,000        307,679
 Shimizu Bank, Ltd......................      12,600        587,893
 Shin Nippon Air Technologies Co.,
   Ltd..................................      31,180        119,573
 Shinagawa Refractories Co., Ltd........      82,000        163,970
 *Shindengen Electric Manufacturing Co.,
   Ltd..................................     106,000        281,647
 Shin-Etsu Polymer Co., Ltd.............     111,000        687,162
 Shinkawa, Ltd..........................      21,000        396,914
 Shin-Keisei Electric Railway Co.,
   Ltd..................................      45,000        145,864
 Shinki Co., Ltd........................      61,000        215,550
 #Shinko Electric Co., Ltd..............     257,000        650,009
 Shinko Plantech Co., Ltd...............      27,000         27,365
 Shinko Shoji Co., Ltd..................      29,000        155,962
                                            SHARES        VALUE+
                                            ------        ------
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................      71,000   $    223,658
 Shinmaywa Industries, Ltd..............     148,000        436,487
 *#Shinsho Corp.........................     110,000        168,736
 *#Shinwa Kaiun Kaisha, Ltd.............     238,000        339,007
 Shinyei Kaisha.........................      54,000         78,890
 Shiroki Co., Ltd.......................     132,000        272,389
 Shizuki Electric Co., Inc..............      23,000         48,512
 #Sho-Bond Corp.........................      39,100        193,501
 Shobunsha Publications, Inc............      25,000        315,011
 *#Shochiku Co., Ltd....................      99,000        629,145
 #Shoei Co., Ltd........................      14,900        166,795
 Shoei Foods Corp.......................      14,000         55,606
 Shoko Co., Ltd.........................     156,000        199,416
 Shokusan Bank, Ltd.....................      52,000        175,676
 Showa Aircraft Industry Co., Ltd.......      22,000         72,745
 *#Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................     270,000        318,024
 #Showa Highpolymer Co., Ltd............      67,000        167,011
 Showa Mining Co., Ltd..................      36,000         43,718
 #Showa Sangyo Co., Ltd.................     282,000        584,496
 Showa Tansan Co., Ltd..................      21,000         58,099
 #Siix Corp.............................       6,000         94,777
 Silver Ox Inc..........................      30,000         66,289
 *#Silver Seiko, Ltd....................      87,000         36,541
 Sinanen Co., Ltd.......................     160,000        672,023
 Sintokogio, Ltd., Nagoya...............      70,000        194,942
 Snow Brand Seed Co., Ltd...............      16,000         48,941
 Soda Nikka Co., Ltd....................      35,000         59,441
 *#Sodick Co., Ltd......................      64,000        447,042
 *Software Research Associates, Inc.....       6,200         40,646
 #Sogo Medical Co., Ltd.................       8,800        239,847
 *Sokkisha Co., Ltd.....................      40,000         54,054
 Sonton Food Industry Co., Ltd..........      15,000        114,637
 #Sorun Corp............................      41,000        223,868
 Sotetsu Rosen Co., Ltd.................      44,000        273,996
 Sotoh Co., Ltd.........................      12,000         98,393
 Space Co., Ltd.........................       9,400         60,681
 Star Micronics Co., Ltd................      59,000        338,851
 Starzen Corp...........................     126,000        195,581
 Stella Chemifa Corp....................      14,000        178,707
 Subaru Enterprise Co., Ltd.............      36,000        104,200
 Sumida Corp............................      17,600        509,423
 *Suminoe Textile Co., Ltd..............      95,000        142,257
 *Sumitomo Coal Mining Co., Ltd.........      90,500         49,580
 Sumitomo Densetsu Co., Ltd.............      50,700        134,712
 *#Sumitomo Light Metal Industries,
   Ltd..................................     493,000        567,184
 *#Sumitomo Mitsui Construction Co.,
   Ltd..................................     413,600        302,118
 Sumitomo Pipe & Tube Co., Ltd..........      35,000         71,905
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................      66,000        177,776
 #Sumitomo Seika Chemicals Co., Ltd.....     102,000        239,354
 #Sumitomo Special Metals Co., Ltd......      76,000        834,113
 Sumitomo Warehouse Co., Ltd............     172,000        457,013
 *Sun Wave Corp.........................      62,000        218,517
 SunTelephone Co., Ltd..................      44,000        167,933
 #Suruga Corp...........................      11,000        130,570
 *Suzutan Co., Ltd......................      62,000         72,462
 #Sysmex Corp...........................      23,700        516,111
 #T.Hasegawa Co., Ltd...................      35,900        409,743
 *#TC Properties Co., Ltd...............     144,650        843,968
 *#TC Properties Co., Ltd...............     579,000              0
 *TCM Corp..............................     146,000        274,617
 *TDF Corp..............................      11,000         39,271

126
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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 TKC Corp...............................      39,500   $    517,554
 TOC Co., Ltd...........................      80,000        431,702
 TYK Corp...............................      67,000        122,964
 Tabai Espec Corp.......................      34,000        355,460
 Tachihi Enterprise Co., Ltd............      17,000        357,789
 Tachikawa Corp.........................      14,000         69,029
 Tachi-S Co., Ltd.......................      21,100        146,421
 Tadano, Ltd............................     161,000        495,407
 Taihei Dengyo Kaisha, Ltd..............      55,000        151,662
 *#Taihei Kogyo Co., Ltd................     114,000        118,663
 *Taiheiyo Kouhatsu, Inc................      90,000         69,850
 Taiho Kogyo Co., Ltd...................      30,000        245,435
 Taikisha, Ltd..........................      97,000      1,078,762
 Taisei Rotec Corp......................     110,000        163,714
 *Taisei U-lec Co., Ltd.................     134,000        196,987
 #Taito Co., Ltd........................      70,000        171,932
 Taito Corp.............................         410        535,336
 #Taiyo Toyo Sanso Co., Ltd.............     232,000        648,210
 Takada Kiko Co., Ltd...................      31,000        125,393
 *Takagi Securities Co., Ltd............      94,000        225,731
 Takamatsu Corp.........................      19,500        338,294
 Takano Co., Ltd........................      15,000        186,267
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................     156,000        182,323
 *Taka-Q Co., Ltd.......................      34,500         34,336
 Takara Printing Co., Ltd...............       6,000         44,047
 *Takarabune Corp.......................      26,000            237
 Takasago International Corp............     136,000        490,504
 Takasago Thermal Engineering Co.,
   Ltd..................................     106,000        582,652
 *Takashima & Co., Ltd..................      60,000         97,516
 Takigami Steel Construction Co., Ltd...      18,000         72,316
 Takiron Co., Ltd.......................      98,000        304,237
 Takuma Co., Ltd........................     108,000        565,048
 Tamura Corp............................      93,000        332,871
 *Tamura Electric Works, Ltd............      74,000        233,784
 Tanseisha Co., Ltd.....................      26,000         81,428
 #Tasaki Shinju Co., Ltd................      53,000        157,761
 Tateho Chemical Industries Co., Ltd....      26,500         69,928
 Tatsuta Electric Wire & Cable Co.,
   Ltd..................................     106,000        141,308
 Taya Co., Ltd..........................       5,000         42,458
 Tayca Corp.............................      74,000        191,216
 *Teac Corp.............................      88,000        123,740
 Techno Ryowa, Ltd......................      16,400         66,636
 Tecmo, Ltd.............................      22,000        226,187
 Teikoku Hormone Manufacturing Co.,
   Ltd..................................      33,000        237,135
 #Teikoku Piston Ring Co., Ltd..........      42,000        145,727
 Teikoku Sen-I Co., Ltd.................      39,000        123,567
 Teikoku Tsushin Kogyo Co., Ltd.........      73,000        249,954
 Tekken Corp............................     194,000        258,619
 Ten Allied Co., Ltd....................      37,000        131,757
 Tenma Corp.............................      41,000        390,084
 Teraoka Seisakusho Co., Ltd............      29,000        278,031
 Tetra Co., Ltd., Tokyo.................      41,000         75,247
 *The Daito Bank, Ltd...................     114,000        236,286
 #The Nisshin Oillio Group, Ltd.........     196,000        486,779
 Three F Co., Ltd.......................       5,300         30,004
 Tigers Polymer Corp....................      16,000         56,099
 *Titan Kogyo KK........................      36,000         46,019
 #Toa Corp..............................     247,000        279,657
 #Toa Doro Kogyo Co., Ltd...............      65,000        118,700
 Toa Oil Co., Ltd.......................     145,000        206,538
 *Toabo Corp............................      73,000         34,660
                                            SHARES        VALUE+
                                            ------        ------
 Toagosei Co., Ltd......................     292,719   $    553,258
 *Tobu Store Co., Ltd...................      71,000        116,043
 Tochigi Fuji Industrial Co., Ltd.......      51,000        128,059
 Toda Kogyo Corp........................      68,000        283,747
 #Todentu Corp..........................      57,000        107,734
 Toei Co., Ltd..........................     185,000        554,054
 Toenec Corp............................     101,000        300,639
 Tohcello Co., Ltd......................      21,000         49,470
 Toho Co., Ltd..........................      35,000        261,733
 Toho Real Estate Co., Ltd..............      98,000        365,979
 #Toho Titanium Co., Ltd................      44,000        335,464
 Toho Zinc Co., Ltd.....................     156,000        253,543
 Tohoku Bank, Ltd.......................      63,000        120,225
 Tohoku Misawa Homes Co., Ltd...........      24,000         98,174
 Tohoku Pioneer Corp....................      24,800        396,501
 Tohoku Telecommunications
   ConstructionCo., Ltd.................      17,000         42,997
 *Tohpe Corp............................      36,000         31,227
 Tohto Suisan Co., Ltd..................      54,000         84,806
 #Tokai Carbon Co., Ltd.................     253,000        630,652
 *#Tokai Corp...........................     108,000        437,838
 *#Tokai Kanko Co., Ltd.................     333,000         91,216
 *Tokai Konetsu Kogyo Co., Ltd..........      15,000         31,090
 #Tokai Pulp & Paper Co., Ltd...........      88,000        323,010
 *Tokai Senko KK, Nagoya................      47,000         42,485
 *Tokai Tokyo Securities Co., Ltd.......     366,250        792,561
 #Tokico, Ltd...........................     189,000        471,120
 *Tokimec, Inc..........................     119,000        208,619
 Toko Electric Corp.....................      39,000        101,488
 #Toko, Inc.............................     129,000        347,471
 Tokushima Bank, Ltd....................      61,200        390,603
 Tokushu Paper Manufacturing Co.,
   Ltd..................................      63,000        230,670
 Tokyo Biso Kogyo Corp..................      13,000         64,217
 #Tokyo Denpa Co., Ltd..................      11,000        195,855
 Tokyo Dome Corp........................     233,000        699,936
 Tokyo Energy & Systems, Inc............      49,000        156,592
 Tokyo Kikai Seisakusho, Ltd............     132,000        318,189
 Tokyo Leasing Co., Ltd.................      86,000        512,765
 Tokyo Nissan Auto Sales Co., Ltd.......      97,000        231,163
 Tokyo Rakutenchi Co., Ltd..............      92,000        331,812
 *Tokyo Rope Manufacturing Co., Ltd.....     202,000        191,819
 Tokyo Sangyo Co., Ltd..................      36,500         97,316
 Tokyo Soir Co., Ltd....................      17,000         42,997
 *Tokyo Tekko Co., Ltd..................      67,000        150,493
 Tokyo Theatres Co., Inc., Tokyo........     116,000        119,686
 Tokyo Tomin Bank, Ltd..................      45,200        739,989
 Tokyotokeiba Co., Ltd..................     422,000        489,354
 #Tokyu Community Corp..................      19,000        232,469
 *#Tokyu Department Store Co., Ltd......     406,000        344,759
 Tokyu Livable Inc......................      22,200        231,689
 Tokyu Recreation Corp..................      32,000        164,792
 Tokyu Store Chain Corp.................     175,000        648,740
 *#Tokyu Tourist Corp...................      92,000         71,402
 Toli Corp..............................      83,000        147,781
 Tomato Bank, Ltd.......................     128,000        244,266
 Tomen Electronics Corp.................      10,000        407,232
 Tomoe Corp.............................      56,000         76,698
 *#Tomoegawa Paper Co., Ltd.............      55,000        185,811
 Tomoku Co., Ltd........................     136,000        253,324
 *Tomy Co., Ltd.........................      27,000        377,685
 Tonami Transportation Co., Ltd.........     121,000        329,237
 Topcon Corp............................      57,000        378,369
 Topre Corp.............................      67,000        416,609
 Topy Industries, Ltd...................     325,000        765,614

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CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Torigoe Co., Ltd......................      35,000   $    119,522
 Torii Pharmaceutical Co., Ltd..........      36,000        540,066
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................      37,000        173,649
 Tose Co., Ltd..........................       6,100         55,698
 *#Toshiba Ceramics Co., Ltd............     350,000        917,184
 #Toshiba Machine Co., Ltd..............     294,000        883,181
 #Toshiba Plant Kensetsu Co., Ltd.......     101,000        272,973
 #Toshiba Tungaloy Co., Ltd.............     124,000        545,727
 Tosho Printing Co., Ltd................      81,000        227,054
 Totenko Co., Ltd.......................      35,000         67,750
 Totetsu Kogyo Co., Ltd.................      53,000        147,599
 *Totoku Electric Co., Ltd., Tokyo......      62,000         75,292
 Tottori Bank, Ltd......................     127,000        463,842
 Touei Housing Corp.....................      16,700        427,716
 Towa Corp..............................      28,000        192,513
 Towa Meccs Corp........................      75,000         63,002
 *#Towa Real Estate Development Co.,
   Ltd..................................      80,000        130,752
 Toyo Bussan Co., Ltd...................      17,600        133,382
 *#Toyo Communication Equipment Co.,
   Ltd..................................      79,000        331,090
 *#Toyo Construction Co., Ltd...........     290,000        193,298
 #Toyo Corp.............................      43,100        444,302
 #Toyo Electric Co., Ltd................      67,000        210,446
 #Toyo Engineering Corp.................     473,000        859,450
 *Toyo Kanetsu KK.......................     172,000        202,593
 Toyo Kohan Co., Ltd....................     125,000        345,827
 #Toyo Radiator Co., Ltd................     104,000        371,293
 *Toyo Securities Co., Ltd..............     113,000        300,247
 *Toyo Shutter Co., Ltd.................      77,000         70,307
 *Toyo Sugar Refining Co., Ltd..........      60,000         63,550
 Toyo Tire & Rubber Co., Ltd............     307,000        616,691
 Toyo Wharf & Warehouse Co., Ltd........     118,000        179,931
 *Trans Cosmos, Inc.....................       5,000        118,243
 #Trusco Nakayama Corp..................      36,000        426,662
 Tsubaki Nakashima Co., Ltd.............      56,000        614,609
 Tsubakimoto Kogyo Co., Ltd.............      44,000         72,316
 Tsudakoma Corp.........................     101,000        275,740
 *Tsugami Corp..........................     124,000        211,724
 *Tsukamoto Co., Ltd....................      44,000         51,826
 Tsukishima Kikai Co., Ltd..............      60,000        340,760
 Tsurumi Manufacturing Co., Ltd.........      35,000        178,643
 #Tsutsumi Jewelry Co., Ltd.............      24,800        591,015
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................      58,000        186,413
 *Tsuzuki Denki Co., Ltd................      22,000         61,468
 U-Shin, Ltd............................      32,000        131,191
 U.Store Co., Ltd.......................      27,000        219,412
 Ube Material Industries, Ltd...........     116,000        195,946
 Uchida Yoko Co., Ltd...................      72,000        266,253
 Ueki Corp..............................      47,000         79,821
 Unicafe, Inc...........................       5,460         74,881
 Unimat Offisco Corp....................      27,700        308,059
 *#Unitika, Ltd.........................     699,000        644,622
 *Utoc Corp.............................      68,000         85,683
 Vital-Net, Inc.........................      56,300        381,434
 Wakachiku Construction Co., Ltd........     161,000        170,526
 #Wakamoto Pharmaceutical Co., Ltd......      48,000        127,977
 Wakodo Co., Ltd........................       2,000         58,802
 #Warabeya Nichiyo Co., Ltd.............       8,500        116,417
                                            SHARES        VALUE+
                                            ------        ------
 *Watabe Wedding Corp...................       4,900   $     49,125
 #Watami Food Service Co., Ltd..........      54,700        341,126
 *Wondertable, Ltd......................       8,000          9,934
 Wood One Co., Ltd......................      86,000        628,981
 Xebio Co., Ltd.........................      12,000        239,956
 *Yachiyo Musen Denki Co., Ltd..........       9,000         41,499
 Yahagi Construction Co., Ltd...........      59,000        206,328
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................      14,000        104,821
 Yamaichi Electronics Co., Ltd..........      21,000        222,425
 Yamamura Glass Co., Ltd................     155,000        254,748
 *Yamatane Corp.........................     131,000        156,693
 Yamato Corp............................      36,000        127,210
 Yamato International, Inc..............      43,000        164,116
 Yamato Kogyo Co., Ltd..................      96,000        679,328
 Yamaura Corp...........................      19,000         57,597
 Yamazen Co., Ltd.......................     140,000        250,548
 Yaoko Co., Ltd.........................      29,000        410,957
 Yasuda Warehouse Co., Ltd..............      27,000         96,393
 Yellow Hat, Ltd., Tokyo................      32,000        267,641
 Yokogawa Bridge Corp...................      55,400        213,972
 Yokohama Reito Co., Ltd................      55,000        274,197
 Yokowo Co., Ltd........................      28,000        351,534
 #Yomeishu Seizo Co., Ltd...............      46,000        335,592
 Yomiuri Land Co., Ltd..................     157,000        496,001
 Yondenko Corp..........................      50,800        199,916
 #Yonekyu Corp..........................      41,500        386,884
 Yonex Co., Ltd.........................      19,000         93,682
 Yorozu Corp............................      26,800        182,305
 Yoshimoto Kogyo Co., Ltd...............      60,000        441,563
 #Yuasa Corp............................     260,000        496,165
 Yuasa Funashoku Co., Ltd...............      33,000         60,866
 *#Yuasa Trading Co., Ltd...............     174,000        182,706
 *#Yuken Kogyo Co., Ltd.................      60,000         95,325
 Yuki Gosei Kogyo Co., Ltd..............      14,000         34,003
 Yukiguni Maitake Co., Ltd..............      26,000        124,635
 Yuraku Real Estate Co., Ltd............      39,000         87,244
 Yurtec Corp............................     101,000        364,271
 #Yushin Precision Equipment Co., Ltd...      15,000        365,687
 Yushiro Chemical Industry Co., Ltd.....      10,000         77,611
 *Z-Plus Co., Ltd.......................      13,000         16,381
 Zenrin Co., Ltd........................      49,600        389,481
 Zensho Co., Ltd........................      17,000        283,126
 #Zeria Pharmacetical Co., Ltd..........      60,000        580,716
 i-LOGISTICS Corp.......................      35,000         54,328
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $408,723,841)...................                275,907,310
                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Japanese Yen
   (Cost $1,045,277)....................                  1,046,719
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Rights 01/30/04.............       3,950              0
 *Kanematsu Corp. Warrants 03/31/06.....      20,125              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                          0
                                                       ------------
TOTAL -- JAPAN
  (Cost $409,769,118)...................                276,954,029
                                                       ------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                             FACE
                                            AMOUNT        VALUE+
                                            ------        ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (22.6%)
 Repuchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $7,330,000 FHLB
   Notes 1.875%, 02/15/05, valued at
   $7,384,975) to be repurchased at
   $7,275,497
   (Cost $7,275,000)....................  $    7,275   $  7,275,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities USA,
   1.05%, 12/01/03 (Collateralized by
   $123,762,000 U.S. Treasury
   Obligations, rates ranging from
   2.711% to 10.375%, maturities
   rangingfrom 08/15/05 tp 02/15/29,
   valued at $73,726,806) to be
   repurchased at $73,733,257
   (Cost $73,726,806){::}...............      73,727     73,726,806
                                                       ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $81,001,806)....................                 81,001,806
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $490,770,924)++.................               $357,955,835
                                                       ============

--------------------

  +  See Note B to Financial Statements.
{::} Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $493,603,890

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2003

                                            SHARES         VALUE+
                                            ------         ------
AUSTRALIA -- (28.0%)
COMMON STOCKS -- (28.0%)
 *A.I., Ltd.............................      129,195   $     14,023
 A.P. Eagers, Ltd.......................       25,283        118,916
 *AAV, Ltd..............................       50,200         57,393
 ABC Learning Centres, Ltd..............      133,000        324,325
 ADCorp Australia, Ltd..................      116,497         85,140
 AJ Lucas Group, Ltd....................       35,900         57,150
 APN News & Media, Ltd..................            1              3
 ARB Corporation, Ltd...................      116,670        280,282
 *AV Jennings Homes, Ltd................      170,028        227,610
 Abigroup, Ltd..........................       73,710        211,746
 *Adsteam Marine, Ltd...................      342,628        414,035
 Adtrans Group, Ltd.....................       29,000         77,642
 *Agenix, Ltd...........................      149,379         76,744
 Alesco Corp., Ltd......................       86,411        368,909
 Altium.................................      162,100         63,340
 Amalgamated Holdings, Ltd..............      195,483        459,717
 *Amity Oil NL..........................      222,481        157,767
 *Amrad Corp., Ltd......................      135,523         64,722
 *Anateus Energy, Ltd...................      193,687         13,034
 *Arc Energy NL.........................      129,400         86,143
 Ariadne Australia, Ltd.................      270,353         73,360
 Aspen Group, Ltd.......................       15,795          1,714
 Atlas Pacific, Ltd.....................       82,585         13,147
 *AuIron Energy, Ltd....................      260,290         11,677
 Ausdrill, Ltd..........................      115,992         62,109
 Ausmelt, Ltd...........................       36,118         24,306
 Auspine, Ltd...........................       42,618         95,599
 *Austal, Ltd...........................      356,800        227,199
 *Austar United Communications, Ltd.....      730,792        200,944
 *Austral Coal, Ltd.....................      285,300        146,574
 Australian Agricultural Co., Ltd.......      155,000        128,982
 *#Australian Magnesium Corp., Ltd......      332,383         18,519
 #Australian Pharmaceutical Industries,
   Ltd..................................      287,700        566,248
 *Australian Worldwide Exploration,
   Ltd..................................      308,100        254,153
 *Auto Group, Ltd.......................       41,309         18,533
 *#Autron Corporation, Ltd..............      989,247        218,325
 Bank of Queensland, Ltd................          506          3,442
 Beach Petroleum NL.....................    1,814,501        446,410
 *Beaconsfield Gold NL..................       89,078         13,214
 *Bendigo Mining NL.....................    1,712,123        253,973
 *Beyond International, Ltd.............       61,256         14,184
 *Biota Holdings, Ltd...................       97,808         35,387
 Blackmores, Ltd........................       27,894        160,060
 Brazin, Ltd............................       98,875        100,164
 Bridgestone Australia, Ltd.............       49,000         89,350
 Burswood, Ltd..........................      784,148        658,195
 CMI, Ltd...............................       32,784         47,919
 *CPI Group, Ltd........................       68,585         46,650
 Cabcharge Austalia, Ltd................      196,800        441,454
 Campbell Brothers, Ltd.................       86,099        376,299
 *Cape Range Wireless, Ltd..............      619,912         18,391
 Capral Aluminium, Ltd..................       28,943         50,682
 Casinos Austria International, Ltd.....      258,299        130,834
 Cedar Woods Properties, Ltd............       50,913         51,577
 *Cellestis, Ltd........................       37,209         38,502
 Cellnet Telecommunications Group,
   Ltd..................................       91,100         63,283
 *Centamin Egypt, Ltd...................      996,437        230,727
 #Centennial Coal, Ltd..................      447,647        800,075
                                            SHARES         VALUE+
                                            ------         ------
 Central Equity, Ltd....................      129,405   $    180,720
 *Charter Pacific Corp., Ltd............       72,823         24,240
 *Charters Towers Gold Mines, Ltd.......      258,700         42,119
 *#Chemeq, Ltd..........................      120,000        465,419
 *Chiquita Brands South Pacific, Ltd....      113,500         72,273
 *Circadian Technologies, Ltd...........       40,370         55,502
 Citect Corp., Ltd......................      109,822        103,307
 Clough, Ltd............................      817,737        420,117
 #Coates Hire, Ltd......................      472,004        976,810
 #Collection House, Ltd.................      176,200        214,197
 Colorado Group, Ltd....................      135,243        351,324
 Commander Communications, Ltd..........      106,600         84,849
 Consolidated Minerals, Ltd.............      251,658        172,995
 *Coplex Resources NL...................      231,400         15,070
 *Count Financial, Ltd..................      171,200         91,671
 Coventry Group, Ltd....................       58,612        235,384
 Crane Group, Ltd.......................       83,106        541,219
 Croesus Mining NL......................      798,235        392,770
 Danks Holdings, Ltd....................       10,425         86,072
 Devine, Ltd............................      168,183         76,669
 *Dominion Mining, Ltd..................      168,015         80,240
 *Emporer Mines, Ltd....................      120,600         63,704
 *Energy Developments, Ltd..............      164,549        301,241
 *Energy World Corp., Ltd...............      325,630          6,598
 *Environmental Solutions International,
   Ltd..................................       67,364         12,795
 Equigold NL............................      225,700        251,507
 Evans & Tate, Ltd......................       62,500         54,270
 FKP, Ltd...............................      142,602        242,489
 Fantastic Holdings, Ltd................      133,100        359,240
 Fleetwood Corp., Ltd...................       47,464        191,645
 *Forest Place Group, Ltd...............       85,192         29,898
 Freedom Group, Ltd.....................      201,879        306,767
 *Funtastic, Ltd........................       94,900        140,773
 GRD NL.................................      379,594        521,881
 GUD Holdings, Ltd......................      114,428        509,220
 *Gale Pacific, Ltd.....................       34,400         61,483
 Gazal Corp., Ltd.......................       71,177        133,909
 *Geo2, Ltd.............................        2,526            356
 *Globe International, Ltd..............      327,400        111,346
 *Gold Aura.............................        2,635            343
 *Golden West Refining Corp., Ltd.......       17,330          4,514
 *Goldstream Mining NL..................       90,901         35,519
 Gowing Bros., Ltd......................       58,624        104,354
 *Gradipore, Ltd........................       86,855         28,910
 #Graincorp, Ltd. Series A..............       78,059        781,166
 #Grand Hotel Group.....................      383,087        182,953
 #Great Southern Plantations, Ltd.......      366,530        403,136
 Green's Foods, Ltd.....................       66,082         45,426
 *Gympie Gold, Ltd......................      302,445        109,425
 *HPAL, Ltd.............................       88,900         91,346
 *Hamilton Island, Ltd..................       52,600        126,364
 Hancock and Gore, Ltd..................       66,108         81,321
 *#Hardman Resources NL.................      717,859        363,610
 *Health Communication Network, Ltd.....      106,000         84,372
 Healthscope, Ltd.......................      131,852        287,178
 *Henry Walker Eltin Group, Ltd.........      287,948        191,690
 *Herald Resources, Ltd.................       69,910         35,411
 Hills Industries, Ltd..................      263,845        714,034
 *Horizon Oil NL........................      752,832         49,027
 Housewares International, Ltd..........      280,209        527,174

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Hutchison Telecommunications
   (Australia), Ltd.....................    1,065,400   $    215,858
 IInet, Ltd.............................       65,200        155,690
 ION, Ltd...............................      342,085        566,849
 Infomedia, Ltd.........................      598,900        368,359
 Institute of Drug Technology Australia,
   Ltd..................................       44,372         61,004
 *Integrated Group, Ltd.................       55,000         61,687
 *Intellect Holdings, Ltd...............      403,028        137,066
 Investor Group, Ltd....................       48,637         95,023
 *Iress Market Technology, Ltd..........       81,000        147,115
 *Ixla, Ltd.............................       89,921          1,497
 *JDV, Ltd..............................       84,981         33,821
 #Jones (David), Ltd....................      658,594        657,650
 Jubilee Mines NL.......................      224,549        653,184
 K&S Corp., Ltd.........................       86,000        151,218
 *Kagara Zinc, Ltd......................      120,700         89,959
 Kaz Group, Ltd.........................    1,315,977        233,299
 *Keycorp, Ltd..........................       67,609         60,663
 *Kimberley Diamond Co. NL..............      182,966        129,746
 Kingsgate Consolidated NL..............      132,456        397,757
 Kresta Holdings, Ltd...................       56,700         24,617
 Lemarne Corp., Ltd.....................       20,790         34,600
 *LionOre Mining International, Ltd.....       25,842        140,250
 MYOB, Ltd..............................      470,141        340,194
 MacArthur Coal, Ltd....................      101,500         85,931
 *MacMahon Holdings, Ltd................      192,179         42,413
 Magellan Petroleum Australia, Ltd......       32,760         30,817
 *Magnesium International, Ltd..........      656,061         29,908
 Maryborough Sugar Factory, Ltd.........          600          2,605
 *Matrix Oil NL.........................      557,000         17,734
 MaxiTRANS Industries, Ltd..............      157,528         90,050
 #McGuigan Simeon Wines, Ltd............      253,183        881,207
 McPherson's, Ltd.......................       67,828        200,738
 *Metabolic Pharmaceuticals, Ltd........      700,000        476,128
 *Metal Storm, Ltd......................      406,669        144,190
 Mia Group, Ltd.........................      237,000        114,900
 Miller's Retail, Ltd...................      462,814        602,806
 *Mincor Resources NL...................       73,400         39,834
 Monadelphous Group, Ltd................       18,988         64,577
 *Mosaic Oil NL.........................      387,324         60,257
 Namoi Cotton Cooperative, Ltd..........      142,585         38,175
 National Can Industries, Ltd...........       97,017         98,984
 *Norwood Abbey, Ltd....................       99,000         95,993
 *Novogen, Ltd..........................      176,419        920,405
 *Novus Petroleum, Ltd..................      288,634        261,069
 *Oakton, Ltd...........................       62,800         54,530
 #Oamps, Ltd............................      173,075        403,263
 *#Orbital Engine Corp., Ltd............      537,358         64,157
 OrotonGroup, Ltd.......................       38,427        174,342
 *PMP, Ltd..............................      455,871        395,842
 Pacific Hydro, Ltd.....................      370,312        798,514
 *Pan Pacific Petroleum NL..............      327,800         22,296
 Pan Pharmaceuticals, Ltd...............      322,766        280,264
 *Payce Consolidated, Ltd...............       18,000         26,050
 *#Peptech, Ltd.........................      281,015        325,348
 *Perilya Mines NL......................      263,500        202,109
 *Perseverance Corp., Ltd...............      199,493         48,358
 *Petsec Energy, Ltd....................       97,992         61,689
 *Plantcorp NL..........................        4,329              0
 Plaspak Group, Ltd.....................       97,158         64,679
 *#Polartechnics, Ltd...................       43,405         25,754
 *Port Douglas Reef Resorts, Ltd........      251,655         19,120
 Portman, Ltd...........................      343,890        373,258
 *PowerTel, Ltd. Series B...............    4,416,871        118,254
                                            SHARES         VALUE+
                                            ------         ------
 *Precious Metals Australia, Ltd........       10,606   $        560
 *Preston Resources NL..................       64,000         12,504
 Primary Health Care, Ltd...............      190,663        689,818
 Prime Television, Ltd..................      172,440        305,705
 *Primelife Corp., Ltd..................       85,867        170,245
 *Progen Industries, Ltd................       24,788         27,622
 Programmed Maintenance Service, Ltd....      119,230        224,314
 Queensland Cotton Holdings, Ltd........       39,866         92,599
 *Quiktrak Networks P.L.C. Entitlement
   Shares...............................       23,875              0
 *Quiktrak Networks, Ltd................      740,124          2,678
 *RG Capital Radio, Ltd.................       45,370         91,923
 Ramsay Health Care, Ltd................      177,900        565,117
 *Raptis Group, Ltd.....................       12,000          2,996
 Rebel Sport, Ltd.......................       88,284        201,229
 Reece Australia, Ltd...................      159,501        865,611
 *Reinsurance Australia Corp., Ltd......      399,993        118,668
 *#Resolute Mining, Ltd.................      287,264        286,852
 Ridley Corp., Ltd......................      582,631        493,262
 *Roc Oil Co., Ltd......................      170,700        176,631
 Rock Building Society, Ltd.............       11,373         27,322
 *SDI, Ltd..............................       18,432        145,378
 *SP Telecommunications, Ltd............      136,396        136,201
 SPC Ardmona, Ltd.......................      337,984        349,728
 STW Communications Group, Ltd..........      231,843        536,837
 Schaffer Corp., Ltd....................       33,766        345,728
 Select Harvests, Ltd...................       44,886        180,261
 *Senetas Corp., Ltd....................      240,406         11,829
 Servcorp, Ltd..........................      156,000        188,512
 *Silex System, Ltd.....................      235,100        151,405
 Skilled Engineering, Ltd...............      144,962        251,747
 *Solution 6 Holdings, Ltd..............      402,138        186,232
 Southern Cross Broadcasting
   (Australia), Ltd.....................      149,270      1,177,327
 *#Southern Pacific Petroleum NL........      698,740        118,818
 Southern Star Group, Ltd...............      187,907         99,258
 *St. Barbara Mines, Ltd................      375,500         20,107
 Star Games, Ltd........................      132,410        129,346
 *Straits Resources, Ltd................       56,534         40,499
 *Strategic Minerals Corp. NL...........      358,100         85,510
 *Striker Resources NL..................      435,484         17,646
 Sunland Group, Ltd.....................       75,095         59,773
 Sydney Aquarium, Ltd...................       49,135        170,659
 *Sydney Gas, Ltd.......................      153,800         91,257
 Symex Holdings, Ltd....................      163,000        141,536
 Tandou, Ltd............................        3,410          3,578
 *Tap Oil, Ltd..........................      193,100        202,604
 Technology One, Ltd....................      587,800        208,413
 #Tempo Service, Ltd....................      184,359        192,099
 Thakral Holdings Group.................      948,383        432,337
 The Gribbles Group, Ltd................      780,300        299,251
 Ticor, Ltd.............................      455,148        461,083
 #Timbercorp, Ltd.......................      250,258        201,006
 *Titan Resources NL....................       50,000         15,196
 *Tooth & Co., Ltd......................      153,000         19,374
 Transfield Services, Ltd...............      238,000        766,364
 Triako Resources, Ltd..................        5,400          6,682
 Troy Resources NL......................       72,048         93,841
 Trust Company of Australia, Ltd........       23,774        129,021
 UXC, Ltd...............................      181,293        102,323
 United Group, Ltd......................      138,399        395,575
 *VeCommerce, Ltd.......................       13,680          9,404
 *Ventracor, Ltd........................      256,924        362,525
 *Victoria Petroleum NL.................      463,964          5,036

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Villa World, Ltd.......................      134,700   $    120,861
 *#Village Roadshow, Ltd................      436,313        584,074
 *Virotec International NL..............      142,891         51,698
 Vision Systems, Ltd....................      268,273        190,240
 Volante Group, Ltd.....................      125,700        109,148
 Waterco, Ltd...........................       22,304         38,250
 Watpac, Ltd............................      129,518         53,420
 Wattyl, Ltd............................      131,342        365,900
 *Webster, Ltd..........................       33,551         16,023
 *Western Metals, Ltd...................      385,787          6,002
 Wide Bay Capricorn Building Society,
   Ltd..................................       26,958        132,646
 *Yates, Ltd............................       60,281          2,574
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $41,066,672)....................                  48,601,616
                                                        ------------
PREFERRED STOCKS -- (0.0%)
 *Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................       55,477         44,559
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $30,010).......................                      31,136
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Amity Oil, Ltd. Options 09/04/04......            1              0
 *Axon Instruments, Inc. Options Open
   Pay Date.............................       16,148              0
 *Geo2, Ltd. Rights.....................        1,684              0
 *Metal Storm, Ltd. Options 09/06/04....            1              0
 *Progen Industries, Ltd. Options.......        3,098              0
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                           0
                                                        ------------
TOTAL -- AUSTRALIA
  (Cost $41,156,749)....................                  48,677,311
                                                        ------------
SINGAPORE -- (26.1%)
COMMON STOCKS -- (26.0%)
 ASA Group Holdings, Ltd................      586,000        103,676
 *Acma, Ltd.............................    3,040,700        167,564
 *Airocean Group, Ltd...................    1,017,000        162,232
 *Alliance Technology & Development,
   Ltd..................................      156,000          9,502
 #Amtek Engineering, Ltd................      597,625        537,333
 Apollo Enterprises, Ltd................      193,000         59,056
 Armstrong Industrial Corp..............    1,460,000        122,801
 Ascott Group, Ltd......................    1,807,250        440,302
 *Aussino Group, Ltd....................       38,000         12,124
 Benjamin (F.J.) Holdings, Ltd..........    1,095,000        161,971
 #Beyonics Technology, Ltd..............    3,272,600        541,029
 Blu Inc. Group, Ltd....................      729,000        109,947
 Bonvests Holdings, Ltd.................      825,000        220,138
 Brilliant Manufacturing, Ltd...........      829,000        319,786
 Bukit Sembawang Estates, Ltd...........       71,334        595,857
 *CK Tang, Ltd..........................      614,000        140,685
 #CSE Global, Ltd.......................      984,000        373,869
 CWT Distribution, Ltd..................      461,500        145,899
 Central Properties, Ltd................       66,000        750,383
 Ch Offshore, Ltd.......................      823,200        174,293
 Chemical Industries (Far East), Ltd....      105,910         64,507
 *China Merchants Holdings Pacific,
   Ltd..................................      479,000        144,485
 Chip Eng Seng Corp., Ltd...............    1,775,000        169,889
 Chosen Holdings, Ltd...................      829,000        137,051
 Chuan Hup Holdings, Ltd................    4,116,000      1,134,101
                                            SHARES         VALUE+
                                            ------         ------
 Chuan Soon Huat Industrial Group,
   Ltd..................................      614,000   $    108,630
 Clipsal Industries Holdings, Ltd.......      351,542        458,820
 *Compact Metal Industries, Ltd.........      643,000         24,244
 Cosco Corp. Singapore, Ltd.............    2,783,000        960,535
 Courts Singapore, Ltd..................      495,000        157,925
 #ECS Holdings, Ltd.....................    1,375,000        315,052
 *Eagle Brand Holdings, Ltd.............    3,390,000        226,142
 #Eastern Asia Technology, Ltd..........    1,368,600        389,005
 *Eastgate Technology, Ltd..............      870,000        105,979
 *Econ International, Ltd...............    2,267,000         59,176
 Eng Wah Organisation, Ltd..............      265,000         35,355
 *Freight Links Express Holdings, Ltd...    1,648,000         95,596
 Frontline Technologies Corp., Ltd......    1,974,000        188,936
 #Fu Yu Manufacturing, Ltd..............    1,291,000        531,701
 Fuji Offset Plates Manufacturing,
   Ltd..................................       33,750          7,244
 GB Holdings, Ltd.......................      200,000         75,990
 GK Goh Holdings, Ltd...................    1,120,000        581,465
 GP Industries, Ltd.....................    1,132,000        584,412
 #Ges International, Ltd................    2,077,000        765,056
 *Goodpack, Ltd.........................      587,000        275,807
 #Guocoland, Ltd........................    1,215,000        789,364
 HTL International Holdings, Ltd........    1,177,500        659,130
 Ho Bee Investment, Ltd.................      761,000        110,359
 Hong Fok Corp., Ltd....................    1,796,000        302,125
 Hong Leong Asia, Ltd...................    1,048,000      1,124,646
 *Horizon Education & Technologies,
   Ltd..................................      988,000        134,681
 Hotel Grand Central, Ltd...............      875,280        192,936
 Hotel Plaza, Ltd.......................    1,189,000        368,993
 #Hotel Properties, Ltd.................    1,393,000        832,283
 Hour Glass, Ltd........................      298,000         91,617
 Huan Hsin Holdings, Ltd................      964,400        643,336
 Hup Seng Huat, Ltd.....................      900,200         88,771
 Hwa Hong Corp., Ltd....................    2,488,000        837,069
 #IDT Holdings, Ltd.....................      514,000        596,315
 *Inno-Pacific Holdings, Ltd............      680,000         17,750
 Innovalues Precision, LTd..............      165,000        172,282
 International Factors (Singapore),
   Ltd..................................      290,000         73,176
 *Internet Technology Group, Ltd........      874,408         40,578
 *Interra Resources, Ltd................      185,430         26,353
 *Intraco, Ltd..........................      292,500         87,381
 Isetan (Singapore), Ltd................      122,500        225,257
 JK Yaming International, Ltd...........      509,000        103,340
 #Jaya Holdings, Ltd....................    2,733,000      1,284,126
 Jurong Cement, Ltd.....................      132,500         60,335
 Jurong Engineering, Ltd................      112,000        184,510
 #Jurong Technologies Industrial Corp.,
   Ltd..................................    1,133,000        736,090
 *K1 Ventures, Ltd......................    4,012,500        512,060
 Keppel Telecommunications and
   Transportation, Ltd..................    1,571,000        770,044
 Khong Guan Flour Milling, Ltd..........       19,000         18,736
 Kian Ann Engineering, Ltd..............      868,000        118,323
 Kim Eng Holdings, Ltd..................    2,281,200      1,376,194
 Koh Brothers, Ltd......................    1,494,000        112,662
 *L & M Group Investments, Ltd..........    7,107,100         61,840
 Labroy Marine, Ltd.....................    2,943,000        904,793
 *Lantrovision (S), Ltd.................      745,000        159,897
 Lee Kim Tah Holdings, Ltd..............    1,265,000        172,441
 *Leong Hin Holdings, Ltd...............      526,000         36,614
 *Liang Huat Aluminum, Ltd..............    1,477,000         68,541
 *Lion Asiapac, Ltd.....................      129,000         12,347
 Low Keng Huat Singapore, Ltd...........      372,000         85,236
 *Lum Chang Holdings, Ltd...............    1,134,030        197,346

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *MCL Land, Ltd.........................       99,000   $     76,953
 #MMI Holdings, Ltd.....................    1,453,000        324,496
 *Magnecomp International, Ltd..........      583,000        300,983
 *Manufacturing Integration Technology,
   Ltd..................................      588,000         95,503
 *Mediaring.Com, Ltd....................    2,094,000        139,687
 Metro Holdings, Ltd....................    2,256,960        929,534
 Multi-Chem, Ltd........................      957,000        149,885
 Nera Telecommunications, Ltd...........    1,159,000        366,406
 New Toyo Intenational Holdings, Ltd....      540,000        209,870
 *#Norelco Centreline Holdings, Ltd.....      586,000        424,904
 *Orchard Parade Holdings, Ltd..........    1,084,022        257,813
 #Osim International, Ltd...............      930,000        582,626
 Ossia International, Ltd...............      708,000         82,138
 PCI, Ltd...............................      734,000        253,335
 #PSC Corp., Ltd........................    4,088,000        296,417
 Pan-United Corp., Ltd..................    1,624,000        579,354
 *Pentex-Schweizer Circuits, Ltd........      916,000        140,807
 Pertama Holdings, Ltd..................      459,750         78,673
 Popular Holdings, Ltd..................    1,129,000        294,706
 *Qian Hu Corp., Ltd....................      266,000        115,725
 Robinson & Co., Ltd....................      284,832      1,239,176
 Rotary Engineering, Ltd................    1,231,000        385,598
 SBS Transit, Ltd.......................      857,000        621,404
 SMB United, Ltd........................    1,254,000        167,305
 SNP Corp., Ltd.........................      288,995        219,606
 *SP Corp., Ltd.........................      454,000         23,702
 San Teh, Ltd...........................      838,406        221,283
 Sea View Hotel, Ltd....................       66,000        344,564
 *Seatown Corp., Ltd....................      101,000          1,758
 *Sembawang Kimtrans, Ltd...............    1,295,000        146,483
 *Sin Soon Huat, Ltd....................    1,307,000         68,234
 Sing Investments & Finance, Ltd........       94,500         82,774
 #Singapore Food Industries, Ltd........    1,446,000        620,702
 Singapore Reinsurance Corp., Ltd.......    1,540,935        223,464
 Singapura Finance, Ltd.................      139,250        107,431
 *Singatronics, Ltd.....................      748,000        151,863
 Ssangyong Cement (Singapore), Ltd......      236,000        161,539
 Stamford Land Corp., Ltd...............    3,229,000        458,899
 Straits Trading Co., Ltd...............    1,117,200      1,172,985
 *Sunright, Ltd.........................      378,000        130,464
 Superbowl Holdings, Ltd................      490,000         57,558
 Superior Metal Printing, Ltd...........      490,500         73,977
 *TSM Resources, Ltd....................      688,000        153,650
 *#TT International, Ltd................    1,094,000        218,937
 *Tiong Woon Corp. Holding, Ltd.........      652,000        198,559
 *Transmarco, Ltd.......................      106,500         60,233
 *Trek 2000 International, Ltd..........      622,000        198,443
 *Tuan Sing Holdings, Ltd...............    3,362,000        214,523
 UOB-Kay Hian Holdings, Ltd.............    1,602,000        873,521
 *Ultro Technologies, Ltd...............      530,000         61,488
 #Unisteel Technology, Ltd..............      898,000        656,341
 United Engineers, Ltd..................      632,666        590,858
 United Overseas Insurance, Ltd.........      125,500        235,869
 United Pulp & Paper Co., Ltd...........      354,000         80,085
 Vicom, Ltd.............................      120,000         60,212
 WBL Corp., Ltd.........................      510,000        875,679
 Wing Tai Holdings, Ltd.................    2,332,000      1,068,657
 *Xpress Holdings, Ltd..................    1,392,000         64,597
 *Yongnam Holdi.........................    1,004,000         23,296
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $48,644,710)....................                  45,150,959
                                                        ------------
                                            SHARES         VALUE+
                                            ------         ------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $248,027)......................                $    247,996
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)............................      236,300          1,371
                                                        ------------
TOTAL -- SINGAPORE
  (Cost $48,892,737)....................                  45,400,326
                                                        ------------
HONG KONG -- (25.2%)
COMMON STOCKS -- (25.2%)
 ABC Communications (Holdings), Ltd.....      930,000         35,924
 ALCO Holdings, Ltd.....................      602,000        220,916
 *APT Satellite Holdings, Ltd...........      354,000        107,116
 Aeon Credit Service (Asia) Co., Ltd....      522,000        312,542
 *Allied Group, Ltd.....................    5,592,000        381,618
 *Allied Properties, Ltd................      802,600        284,195
 *Anex International Holdings, Ltd......      152,000          2,114
 *Applied China, Ltd....................    1,036,250         18,547
 *Applied International Holdings,
   Ltd..................................    1,243,000         19,526
 Arts Optical International Holdings,
   Ltd..................................      468,000        146,131
 Asia Aluminum Holdings, Ltd............    2,460,000        478,297
 *Asia Commercial Holdings, Ltd.........       72,800          1,781
 Asia Financial Holdings, Ltd...........    1,976,908        442,916
 *Asia Logistics Technologies, Ltd......    2,214,000         12,828
 *Asia Standard International Group,
   Ltd..................................    5,136,000        195,089
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   10,420,000         18,784
 Associated International Hotels, Ltd...      898,000        757,361
 *Automated Systems Holdings, Ltd.......      234,000         49,112
 *Baltrans Holdings, Ltd................      376,000        145,243
 *Beijing Development (Hong Kong),
   Ltd..................................      166,000         24,367
 *Bossini International Holdings,
   Ltd..................................      228,750          9,720
 Bright International Group, Ltd........      302,000         42,774
 CCT Telecom Holdings, Ltd..............      472,970         53,592
 *CEC International Holdings, Ltd.......      210,000          4,732
 *CNT Group, Ltd........................    3,078,000         72,528
 *COSCO International Holdings, Ltd.....    2,573,600        188,887
 *Capital Prosper, Ltd..................      480,000          4,635
 *Capital Strategic Investment, Ltd.....      122,000          2,136
 *Cash Financial Services Group, Ltd....       13,509            774
 *Casil Telecommunications Holdings,
   Ltd..................................      428,000         21,217
 *Catic International Holdings, Ltd.....    3,290,000         96,163
 *Celestial Asia Securities Holdings,
   Ltd..................................      128,036          8,243
 *Central China Enterprises, Ltd........    2,104,000          5,418
 #Champion Technology Holdings, Ltd.....      987,386        212,319
 Chen Hsong Holdings, Ltd...............    1,515,000        970,490
 *Cheuk Nang (Holdings), Ltd............      112,501         19,266
 *Cheung Tai Hong Holdings, Ltd.........      100,920          3,249
 *Chevalier Construction Holdings,
   Ltd..................................      131,203          4,055
 Chevalier International Holdings, Ltd..      431,143        219,282
 *Chevalier Itech Holdings, Ltd.........      355,250         39,338
 *#China Aerospace International
   Holdings, Ltd........................    2,430,000        175,218
 *China Bio-Medical Group Limited.......      415,000          4,970
 *China City Natural Gas Holdings,
   Ltd..................................    5,800,000         31,366
 *China Digicontent Co., Ltd............    2,710,000          3,489
 *China Everbright International,
   Ltd..................................    3,185,000        127,132
 *China Everbright Technology, Ltd......    3,244,000        131,576
 *China Gas Holdings, Ltd...............    1,514,000        157,905

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CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 China Hong-Kong Photo Products
   Holdings, Ltd........................    1,909,000   $    125,361
 *China Investments Holdings, Ltd.......      210,000          4,543
 *China Motion Telecom International,
   Ltd..................................      257,000         21,840
 China Motor Bus Co., Ltd...............       74,000        466,888
 *China Nan Feng Group, Ltd.............       96,000            136
 China Online (Bermuda), Ltd............      423,200         55,037
 China Rare Earth Holdings, Ltd.........      700,000        101,850
 #China Resources Land, Ltd.............    1,878,000        261,159
 China Resources Logic, Ltd.............    3,272,000        341,259
 *China Rich Holdings, Ltd..............    3,380,000         31,335
 *China Sci-Tech Holdings, Ltd..........    2,786,000          5,740
 *China Star Entertainment, Ltd.........       50,292          7,317
 *China Strategic Holdings, Ltd.........      376,000          8,182
 Chinney Investments, Ltd...............    1,144,000         61,867
 Chow Sang Sang Holdings International,
   Ltd..................................      721,400        218,288
 Chuangs China Investments, Ltd.........    1,347,000         57,236
 *Chuang's Consortium International,
   Ltd..................................    1,858,884         76,593
 Chun Wo Holdings, Ltd..................    1,671,917         92,570
 *Chung Tai Printing Holdings, Ltd......      268,000         48,656
 City e Solutions, Ltd..................      186,000         22,034
 *#City Telecom (H.K.), Ltd.............      754,000        308,248
 *Climax International Co., Ltd.........      296,000            991
 *Coastal Greenland, Ltd................      300,000          6,335
 *Compass Pacific Holdings, Ltd.........      624,000         14,462
 *Computer & Technologies Holdings,
   Ltd..................................      220,000         51,273
 Continental Holdings, Ltd..............       98,825          8,907
 *Continental Mariner Investment Co.,
   Ltd..................................    1,328,000        196,644
 #Coslight Technology International
   Group, Ltd...........................      466,000        217,510
 *Cosmos Machinery Enterprises, Ltd.....    1,024,000         48,785
 *Crocodile Garments, Ltd...............    1,539,000         59,449
 Cross Harbour Tunnel Co., Ltd..........      377,148        194,248
 *Culturecom Holdings, Ltd..............    3,767,000        133,387
 *DVN Holdings, Ltd.....................      292,490         31,259
 *Dan Form Holdings Co., Ltd............    2,386,600         61,460
 Daqing Petroleum & Chemical Group,
   Ltd..................................      735,000         59,623
 Dickson Concepts International, Ltd....      320,000        193,657
 #Digital China Holdings, Ltd...........      639,000        228,323
 *Dynamic Global Holdings, Ltd..........    1,446,000         17,129
 Dynamic Holdings, Ltd..................      244,000         38,330
 *Easyknit International Holdings,
   Ltd..................................      282,860          3,861
 *Eforce Holdings, Ltd..................    2,620,000        126,508
 Egana Jewelry and Pearls...............      331,789        102,532
 #Eganagoldfeil Holdings Ltd............    2,017,235        410,392
 Elec & Eltek International Holdings,
   Ltd..................................    3,078,790        606,536
 *Emperor International Holdings, Ltd...       64,436         19,912
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................    3,220,000        102,409
 *Ezcom Holdings, Ltd...................       72,576          3,224
 *Fairwood Holdings, Ltd................       42,600          6,802
 Far East Consortium International,
   Ltd..................................    1,672,000        215,289
 *Far East Hotels & Entertainment,
   Ltd..................................    1,853,000         81,122
 Far East Pharmaceutical Technology Co.,
   Ltd..................................    2,560,000        303,259
 First Sign International Holdings,
   Ltd..................................    1,050,000         51,376
 *Forefront International Holdings,
   Ltd..................................      658,000        201,222
                                            SHARES         VALUE+
                                            ------         ------
 *Foundation Group, Ltd.................       83,800   $      2,913
 *Founder Holdings, Ltd.................    1,374,000        150,380
 Four Seas Frozen Food Holdings, Ltd....      347,184         40,680
 Four Seas Mercantile Holdings, Ltd.....      592,000        207,718
 *Fujian Group, Ltd.....................    2,378,000         25,108
 *Fushan Holdings, Ltd..................    2,566,000         89,208
 GZI Transport, Ltd.....................      850,000        257,201
 *GeoMaxima Energy Holdings, Ltd........    5,810,000        115,208
 Global China Group Holdings, Ltd.......    2,288,000        185,602
 Global Green Tech Group, Ltd...........    1,012,000        174,611
 *#Global Tech (Holdings), Ltd..........    5,612,000         67,925
 Glorious Sun Enterprises, Ltd..........    1,066,000        377,464
 Gold Peak Industries (Holdings), Ltd...    1,059,250        330,747
 *Goldbond Group Holdings, Ltd. New.....       99,900          2,573
 Golden Resources Development
   International, Ltd...................    1,456,500         65,639
 *Gold-Face Holdings, Ltd...............    2,003,600        139,312
 Goldlion Holdings, Ltd.................    1,438,000        120,353
 Golik Holdings, Ltd....................      930,500         73,086
 Good Fellow Group, Ltd.................    3,488,000        190,876
 *Gorient Holdings, Ltd.................       73,700            209
 *Great Wall Cybertech, Ltd.............   15,795,170         20,338
 Group Sense (International), Ltd.......    2,062,000        297,366
 Guangdong Brewery Holdings, Ltd........    1,742,000        430,660
 *Guangnan Holdings, Ltd................   11,246,000        241,824
 *HKR International, Ltd................    1,884,860        600,675
 *Hang Fung Gold Technology, Ltd........      458,000         80,203
 Hang Ten Group Holdings, Ltd...........      585,039          1,281
 Hanny Holdings, Ltd....................      136,658         34,313
 *Hansom Eastern Holdings, Ltd..........    3,473,235         36,225
 Harbour Centre Development, Ltd........      517,000        532,557
 Henderson China Holdings, Ltd..........      815,000        396,150
 *Heng Fung Holdings, Ltd...............       42,000         34,611
 High Fashion International, Ltd........      268,000         39,684
 *Hon Kwok Land Investment Co., Ltd.....      572,535         94,362
 Hong Kong Catering Management, Ltd.....      512,000         48,785
 *Hong Kong Construction Holdings,
   Ltd..................................      970,000         61,200
 Hong Kong Ferry (Holdings) Co., Ltd....      671,300        674,212
 *Hong Kong Parkview Group, Ltd.........    1,130,000         72,750
 *Hong Kong Pharmaceuticals Holdings,
   Ltd..................................    1,834,000         86,194
 Hongkong Chinese, Ltd..................    1,682,000        223,074
 *Hop Hing Holdings, Ltd................      660,265         29,756
 Hopson Development Holdings, Ltd.......      936,000        154,266
 *Hsin Chong Construction Group, Ltd....    1,569,658         66,697
 *Hualing Holdings, Ltd.................    1,344,000         59,704
 *Hudson Holdings, Ltd..................      256,000          4,615
 *Hycomm Wireless, Ltd..................    1,383,000         15,849
 *I-China Holdings, Ltd.................      854,000          3,409
 IDT International, Ltd.................    4,028,486        606,894
 *IMI Global Holdings, Ltd..............       91,600         20,758
 *ITC Corp., Ltd........................      466,157         23,409
 *Innomaxx Biotechnology Group, Ltd.....    1,794,000        102,794
 *Interchina Holdings Co., Ltd..........    2,640,000        186,961
 *Inworld Group, Ltd....................        2,036             12
 K Wah International Holdings, Ltd......    3,009,831        430,180
 K. Wah Construction Materials, Ltd.....    2,404,949        185,799
 *KPI Co., Ltd..........................      264,000          4,453
 KTP Holdings, Ltd......................      180,400         25,551
 *Kader Holdings Co., Ltd...............      545,600         11,662
 Karrie International Holdings, Ltd.....      488,000        152,376

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CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Keck Seng Investments (Hong Kong),
   Ltd..................................      858,600   $     90,655
 Kee-Shing Holdings Co., Ltd............      886,000         54,189
 Kin Yat Hldgs..........................      304,000         59,889
 *King Fook Holdings, Ltd...............    1,000,000         79,832
 *King Pacific International Holdings,
   Ltd..................................    1,404,200         22,058
 #Kingmaker Footwear Holdings, Ltd......    1,058,750        456,692
 *Kong Sun Holdings, Ltd................    2,198,000          6,792
 Kowloon Development Co., Ltd...........      604,000        443,299
 *Kwong Sang Hong International, Ltd....    1,434,000         77,550
 Kwoon Chung Bus Holdings, Ltd..........      556,000         84,478
 *Lai Sun Development Co., Ltd..........    2,970,000         42,449
 *Lai Sun Garment (International),
   Ltd..................................    2,325,000         58,377
 *Lam Soon (Hong Kong), Ltd.............      302,310        104,127
 *Le Saunda Holdings, Ltd...............      236,000          7,020
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................    2,310,000          2,974
 *Leaptek, Ltd..........................      193,000            994
 Lerado Group (Holding) Co., Ltd........      580,000        113,516
 *LifeTec Group, Ltd....................    1,383,000         16,561
 *Lippo, Ltd............................    1,074,760        164,681
 Liu Chong Hing Investment, Ltd.........      635,200        445,751
 Luks Industrial Group, Ltd.............      645,555        101,409
 Lung Kee (Bermuda) Holdings, Ltd.......      857,500        449,932
 *Mae Holdings, Ltd.....................    2,220,000          5,431
 *Magnificent Estates, Ltd..............    2,368,000         13,721
 *Magnum International Holdings, Ltd....      300,000          3,283
 Mainland Headwear Holdings, Ltd........      226,000         75,660
 *Mansion House Group, Ltd..............      600,000         23,177
 *Matrix Holdings, Ltd..................      402,000         96,277
 *Mei Ah Entertainment Group, Ltd.......    1,142,000         36,026
 Melbourne Enterprises, Ltd.............       45,500        176,931
 Midland Realty (Holding), Ltd..........      860,000        189,356
 *Millennium Group, Ltd.................      928,000         21,508
 *Min Xin Holdings, Ltd.................      753,200        116,380
 *Morning Star Resources, Ltd...........    1,845,000         15,917
 Moulin International Holdings, Ltd.....      699,274        549,240
 Nanyang Holdings, Ltd..................      137,500        123,933
 *National Electronics Holdings, Ltd....    2,156,000         69,402
 *New China Merchants Dichain...........    3,520,000         63,907
 New Island Printing Holdings, Ltd......      176,000         14,957
 *New World China Land, Ltd.............      702,800        157,459
 *New World Cyberbase, Ltd..............       25,220            130
 *#New World Infrastructure, Ltd........    1,065,400        181,081
 *Newocean Green Energy Holdings,
   Ltd..................................    3,931,200         65,298
 #Ngai Lik Industrial Holdings, Ltd.....    1,556,000        651,146
 *Onfem Holdings, Ltd...................    1,266,000         81,506
 Orient Power Holdings, Ltd.............      360,000         50,989
 *Oriental Metals Holdings Co., Ltd.....    1,237,800         47,814
 Oriental Watch Holdings, Ltd...........      134,000         28,814
 Pacific Andes International Holdings,
   Ltd..................................      888,000        160,076
 Pacific Century Insurance Holdings,
   Ltd..................................    1,026,000        396,327
 *Pacific Plywood Holdings, Ltd.........    4,430,000         11,408
 Paul Y. ITC Construction Holdings,
   Ltd..................................      520,000         48,208
 Peace Mark Holdings, Ltd...............    1,105,315        142,322
 Pegasus International Holdings, Ltd....      226,000         31,719
 Perfectech International Holdings,
   Ltd..................................      571,450         49,299
 Pico Far East Holdings, Ltd............    1,190,000         62,056
 Playmates Holdings, Ltd................    1,585,000        334,702
 Pokfulam Development Co., Ltd..........      234,000         61,767
                                            SHARES         VALUE+
                                            ------         ------
 *Poly Investments Holdings, Ltd........    2,670,000   $     56,726
 Prime Success International Group,
   Ltd..................................      768,000         30,161
 #Proview International Holdings, Ltd...      944,000        249,179
 *#QPL International Holdings, Ltd......    1,191,000        467,732
 Quality Healthcare Asia, Ltd...........    1,338,000         38,591
 *Rainbow International Holdings, Ltd...        2,036             20
 Raymond Industrial, Ltd................      605,400        189,034
 *Regal Hotels International Holdings,
   Ltd..................................    9,400,000        160,977
 *Rexcapital International Holdings,
   Ltd..................................    1,272,905         27,863
 *Riche Multi-Media Holdings, Ltd.......      706,000        268,171
 *Rivera Holdings, Ltd..................    3,620,000        107,673
 *Riverhill Holdings, Ltd...............        2,036             28
 Road King Infrastructure, Ltd..........      449,000        323,757
 Roadshow Holdings, Ltd.................    1,456,000        194,975
 S.A.S.Dragon Holdings, Ltd.............    1,696,000        163,784
 SA SA International Holdings, Ltd......    1,614,000        363,686
 *SEEC Media Group, Ltd.................    1,692,000         93,682
 SNP Leefung Holdings, Ltd..............      144,000         24,104
 Safety Godown Co., Ltd.................      408,000        147,097
 Saint Honore Holdings, Ltd.............      128,000         16,811
 San Miguel Brewery Hong Kong, Ltd......      612,800        153,076
 Sea Holdings, Ltd......................      832,000        176,763
 *Seapower Resources International,
   Ltd..................................    2,528,000          8,789
 Shanghai Allied Cement, Ltd............      356,080         25,217
 *Shanghai Century Holdings, Ltd........    5,242,000        127,569
 *Shanghai Land Holdings, Ltd...........    1,464,000         65,035
 Shanghai Real Estates, Ltd.............    1,692,000        124,183
 Shaw Brothers Hong Kong, Ltd...........      237,000        262,441
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................      553,792        136,909
 Shenyin Wanguo (Hong Kong), Ltd........      847,500        102,578
 *Shenzhen International Holdings,
   Ltd..................................    6,187,500        258,931
 Shougang Concord Century Holdings,
   Ltd..................................    1,292,000        187,986
 *Shougang Concord Grand (Group),
   Ltd..................................    1,701,000        135,794
 *Shougang Concord International
   Enterprises Co., Ltd.................    4,166,000        219,932
 *Shougang Concord Technology Holdings,
   Ltd..................................    1,647,914        227,041
 *Shui On Construction & Materials,
   Ltd..................................      282,000        397,602
 *Shun Ho Resources Holdings, Ltd.......      483,000         14,864
 *Shun Ho Technology Holdings, Ltd......    1,037,452         29,388
 Silver Grant International Industries,
   Ltd..................................    2,087,000        228,416
 *Sincere Co., Ltd......................      505,500         18,550
 Singamas Container Holdings, Ltd.......      838,000        445,096
 *Sinocan Holdings, Ltd.................      350,000          1,758
 *Sino-i Technology, Ltd................   19,383,158        509,143
 Sinolink Worldwide Holdings, Ltd.......    2,314,000        274,117
 Sinopec Kantons Holdings, Ltd..........    1,296,000        185,231
 *Skynet (International Group) Holdings,
   Ltd..................................      244,240            314
 *Softbank Investment International
   (Strategic), Ltd.....................    1,434,000         16,618
 *Solartech New Shares..................       49,600          3,640
 *South China Brokerage Co., Ltd........    4,872,000         28,230
 *South China Industries, Ltd...........    1,124,000         30,393
 Southeast Asia Properties & Finance,
   Ltd..................................      263,538         39,363

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CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Starlight International Holdings, Ltd.
   (New)................................    1,311,292   $    209,366
 Starlite Holdings, Ltd.................      336,000         35,909
 *Stelux Holdings International, Ltd....    1,307,702         45,463
 *Styland Holdings, Ltd.................      101,808            328
 Sun Hing Vision Group Holdings, Ltd....      206,000         78,911
 Sun Hung Kai & Co., Ltd................    2,048,600        458,978
 *Sun Innovation Holdings, Ltd..........    1,420,360          2,926
 *Sun Media Group Holdings, Ltd.........    9,814,000         37,910
 *Sunday Communications, Ltd............    4,441,000        174,408
 #Sunway International Holdings, Ltd....      866,000         40,700
 *Suwa International Holdings, Ltd......    1,062,000         42,391
 *TCC International Holdings, Ltd.......      678,000        104,760
 *Tack Hsin Holdings, Ltd...............      542,000         10,468
 Tai Cheung Holdings, Ltd...............    1,013,000        319,566
 Tai Fook Securities Group, Ltd.........      590,000         74,450
 Tai Sang Land Development, Ltd.........      471,984        120,331
 Tak Sing Alliance Holdings, Ltd........    2,909,865        104,910
 #Tan Chong International, Ltd..........      666,000        124,345
 *Termbray Industries International
   (Holdings), Ltd......................    2,304,900        118,713
 Tern Properties Co., Ltd...............       61,200         12,214
 *The Sun's Group, Ltd..................   17,004,000         21,895
 *Tian An China Investments Co., Ltd....    9,795,750        237,127
 Tian Teck Land, Ltd....................    1,098,000        328,708
 #Tianjin Development Holdings, Ltd.....      846,000        400,325
 *Titan (Holdings), Ltd.................    4,900,000        201,898
 *Tomorrow International Holdings, Ltd.
   New..................................      165,000         20,821
 #Top Form International, Ltd...........    1,586,000        238,932
 Tristate Holdings, Ltd.................      138,000         32,873
 Truly International Holdings, Ltd......    1,014,000        940,060
 Tungtex (Holdings) Co., Ltd............      788,000        306,928
 *Tysan Holdings, Ltd...................    1,040,773         23,050
 *U-Cyber Technology Holdings, Ltd......      432,800         10,644
 U-Right International Holdings, Ltd....      896,000         48,455
 USI Holdings, Ltd......................      928,999        101,676
 *United Power Investment, Ltd..........    1,664,000         28,925
 *Universal Holdings Ltd................    2,770,000         11,413
 *Universe International Holdings,
   Ltd..................................      573,339         13,879
 Van Shung Chong Holdings, Ltd..........      359,335         84,209
 *Vanda Systems & Communications
   Holdings, Ltd........................    1,920,000        212,611
 #Varitronix International, Ltd.........      276,344        291,776
 Veeko International Holdings, Ltd......    1,420,000         32,546
 Victory City International Holdings,
   Ltd..................................      509,613        231,305
 Vitasoy International Holdings, Ltd....    1,033,000        264,691
 *Wah Ha Realty Co., Ltd................      278,600         47,352
 *Wah Nam International.................       38,696          1,246
 Wai Kee Holdings, Ltd..................    1,265,738        161,348
 *Wang ON Group Ltd New.................       46,440          5,083
 Wellnet Holdings, Ltd..................    2,059,200        159,087
 *Winfoong International, Ltd...........    1,210,000         26,019
 Wing On Co. International, Ltd.........      565,000        451,051
 Wing Shan International, Ltd...........      896,000         49,032
 *Winsan China Investment Group, Ltd....    1,296,000         10,847
 Wong's International (Holdings), Ltd...      400,641         60,357
 *Wonson International Holdings, Ltd....    4,040,000         12,485
 World Houseware (Holdings), Ltd........      605,700         25,737
 *Xinao Gas Holdings, Ltd...............    1,094,000        584,589
 Y. T. Realty Group, Ltd................      965,000         55,915
 YGM Trading, Ltd.......................      228,000        130,641
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................      405,000         85,523
                                            SHARES         VALUE+
                                            ------         ------
 *Yanion International Holdings, Ltd....      118,000   $      6,229
 *Yaohan International Holdings, Ltd....      974,000              0
 *Yau Lee Holdings, Ltd.................      534,000         18,565
 *Yip's Chemical Holdings, Ltd..........      372,000         87,177
 *Yugang International, Ltd.............   11,916,000         90,525
 *Yunnan Enterprises Holdings, Ltd......      240,000         14,524
 *Zhu Kuan Development Co., Ltd.........      646,000         28,281
 *e-New Media Co., Ltd..................      320,000         10,054
 *eSun Holdings, Ltd....................      653,600         19,777
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $65,181,292)....................                  43,828,366
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Allied Properties, Ltd. Warrants
   12/06/04.............................       80,260              0
 *Applied China, Ltd. Warrants
   04/30/04.............................      207,250            267
 *Climax International Co., Ltd.
   Warrants 02/08/04....................       11,200             14
 *Goldbond Group Holdings, Ltd. Rights
   12/15/03.............................      399,600          5,145
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $100,548).......................                       5,426
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $2,086)........................                       2,086
                                                        ------------
TOTAL -- HONG KONG
  (Cost $65,283,926)....................                  43,835,878
                                                        ------------
NEW ZEALAND -- (9.3%)
COMMON STOCKS -- (9.3%)
 *AFFCO Holdings, Ltd...................    1,640,950        241,168
 CDL Hotels NZ, Ltd.....................    1,243,344        317,796
 CDL Investments NZ, Ltd................      286,445         53,081
 Cavalier Corp., Ltd....................      249,212        883,810
 Colonial Motor Co., Ltd................       93,695        170,032
 *Cue Energy Resources NL...............      452,354         16,476
 DB Breweries, Ltd......................      312,589      1,557,991
 Ebos Group, Ltd........................       82,808        169,324
 *Evergreen Forests, Ltd................      323,301         92,964
 *Fletcher Challenge Forests, Ltd.......      475,200        397,781
 Hallenstein Glassons Holdings, Ltd.....      206,438        397,057
 Hellaby Holdings, Ltd..................      179,079        550,410
 Horizon Energy Distribution, Ltd.......       40,420         92,465
 *Kingsgate International Corp., Ltd....      479,679         73,563
 *Met Lifecare, Ltd.....................      234,168        329,190
 #Michael Hill International, Ltd.......      137,246        403,417
 *New Zealand Oil & Gas, Ltd............      420,122         96,644
 New Zealand Refining Co., Ltd..........       72,719        760,200
 Northland Port Corp. (New Zealand),
   Ltd..................................      219,997        411,890
 Nuplex Industries, Ltd.................      229,674        610,523
 *Pacific Retail Group, Ltd.............      194,156        303,958
 Port of Tauranga, Ltd..................      541,952      1,423,310
 Powerco, Ltd...........................      728,453        837,859
 *Provenco Group, Ltd...................      281,600         79,174
 Pyne Gould Guinness, Ltd...............      146,734        117,203
 Restaurant Brand New Zealand, Ltd......      369,175        261,850
 *Richina Pacific, Ltd..................      274,644         59,669
 *Rubicon, Ltd..........................      395,021        194,360
 *Ryman Healthcare Group, Ltd...........      300,000        406,400
 Sanford, Ltd...........................      340,412      1,161,563
 Scott Technology, Ltd..................       54,083        115,772
 *Seafresh Fisheries....................       80,520          1,441
 *Sky City Leisure, Ltd.................       15,236         10,904

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 South Port New Zealand, Ltd............       30,744   $     28,486
 Steel & Tube Holdings, Ltd.............      303,825        722,210
 *Tasman Farms..........................      157,056              0
 Taylors Group, Ltd.....................       29,646         42,244
 Tourism Holdings, Ltd..................      278,652        254,621
 *Trans Tasman Properties, Ltd..........    1,921,308        441,973
 *#Tranz Rail Holdings, Ltd.............      674,271        641,974
 Waste Management NZ, Ltd...............      349,572        862,225
 Williams & Kettle, Ltd.................       38,372        118,674
 Wrightson, Ltd.........................      478,020        415,415
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $12,215,156)....................                  16,127,067
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $17,682).......................                      17,615
                                                        ------------
TOTAL -- NEW ZEALAND
  (Cost $12,232,838)....................                  16,144,682
                                                        ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................        7,260              0
                                                        ------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Autoways Holdings Berhad..............       10,000          3,395
 *Promet Berhad.........................    1,143,000         87,229
 *RNC Corp. Berhad......................       33,000          3,561
 *Rekapacific Berhad....................      473,000              0
 *Saship Holdings Berhad................      223,520         52,351
 *Versatile Creative Berhad.............        3,000          6,947
 *Wing Tiek Holdings Berhad.............       95,800         22,437
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $1,278,766).....................                     175,920
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Versatile Creative Rights Pay Date
   Open
   (Cost $0)............................        6,000              0
                                                        ------------
TOTAL -- MALAYSIA
  (Cost $1,278,766).....................                     175,920
                                                        ------------
                                            SHARES         VALUE+
                                            ------         ------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost $25,906).......................      252,000   $     50,621
                                                        ------------

                                             FACE
                                            AMOUNT
                                            ------
                                             (000)
TEMPORARY CASH INVESTMENTS -- (11.3%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $2,785,000 FHLB
   Notes 1.875%, 02/15/05, valued at
   $2,805,888) to be repurchased at
   $2,764,189
   (Cost $2,764,000)....................  $     2,764      2,764,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities USA,
   1.05%, 12/01/03 (Collateralized by
   $17,176,000 U.S. Treasury
   Obligations, rates ranging from
   2.625% to 4.25%, maturities ranging
   from 11/15/06 to 11/15/13, valued at
   $16,983,984) to be repurchased at
   $16,985,470
   (Cost $16,983,984){::}...............       16,984     16,983,984
                                                        ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $19,747,984)....................                  19,747,984
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $188,618,906)++.................                $174,032,722
                                                        ============

--------------------

  +  See Note B to Financial Statements.
{::} Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $189,625,204.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2003

                                           SHARES        VALUE+
                                           ------        ------
UNITED KINGDOM (98.0%)
COMMON STOCKS (96.7%)
 4imprint P.L.C.........................    50,375    $     72,776
 600 Group P.L.C........................   100,910         105,433
 AEA Technology P.L.C...................    31,245         137,567
 AGA Food Service Group P.L.C...........    76,000         306,515
 AIM Group P.L.C........................    32,063          51,008
 *API Group P.L.C.......................    51,500          62,887
 Abacus Group P.L.C.....................    75,000         303,127
 Abbeycrest P.L.C.......................    42,590          49,443
 Abbot Group P.L.C......................   103,595         302,889
 Aberdeen Asset Management P.L.C........   100,000         141,029
 *Aberdeen Asset Management P.L.C.......   125,050         161,302
 Acal P.L.C.............................    13,671         112,271
 *Acambis P.L.C.........................    61,000         323,653
 *Adam & Harvey Group P.L.C.............    10,500             361
 *Advanced Medical Solutions P.L.C......    29,802           4,997
 *Advanced Power Components, Ltd........    47,871          15,026
 Aggreko P.L.C..........................   158,000         379,076
 *Airflow Streamlines P.L.C.............    20,500          20,097
 Airsprung Furniture Group P.L.C........    58,000          69,827
 Alba P.L.C.............................   105,025       1,106,353
 Alexandra P.L.C........................    86,243         128,303
 Alexon Group P.L.C.....................   116,632         586,731
 Alpha Airports Group P.L.C.............   392,541         509,715
 Alphameric P.L.C.......................   172,688         259,876
 Alumasc Group P.L.C....................   100,245         274,129
 Alvis P.L.C............................   191,010         584,751
 Amberley Group P.L.C...................   200,000          26,658
 Amstrad P.L.C..........................   149,652         343,605
 *Anglesey Mining P.L.C.................    55,000           2,483
 Anglo Eastern Plantations P.L.C........    57,166         145,019
 *Anite Group P.L.C.....................   250,000         211,759
 *Antisoma P.L.C........................   163,333         110,258
 *Applied Optical Technologies P.L.C....    75,383          34,681
 *Arena Leisure P.L.C...................   350,516         244,151
 *Argonaut Games, Ltd...................   100,000          12,039
 Arla Foods UK P.L.C....................   742,432         549,061
 *Arm Holdings P.L.C....................   127,000         262,108
 Arriva P.L.C...........................    37,770         249,769
 Ashtenne Holdings P.L.C................    50,000         261,850
 Atkins Ws P.L.C........................    63,000         475,664
 Austin Reed Group P.L.C................    68,999         166,137
 Autologic Holdings P.L.C...............    17,489          96,252
 Avesco P.L.C...........................    29,998          72,488
 Aveva Group P.L.C......................    10,000          81,436
 Avis Europe P.L.C......................   362,720         673,737
 Avon Rubber P.L.C......................    25,041          94,963
 *Axis-Shield P.L.C.....................    58,284         164,395
 Axon Group P.L.C.......................    19,756          45,870
 *BNB Resources P.L.C...................    49,000          19,172
 BPP Holdings P.L.C.....................   106,500         523,855
 BSS Group P.L.C........................    47,905         463,445
 *BTG P.L.C.............................    51,000         171,041
 BWD Securities P.L.C...................    10,951          91,346
 Babcock International Group P.L.C......   310,464         688,805
 Baggeridge Brick P.L.C.................    98,000         225,853
 *Bailey (C.H.) P.L.C...................   109,500          12,712
 *Bailey (C.H.) P.L.C. Class B..........    10,000           4,902
 Barr (A.G.) P.L.C......................    43,000         441,877
 Beattie (James) P.L.C..................   132,247         295,682
 Bellway P.L.C..........................    93,000       1,087,645
 Ben Bailey P.L.C.......................    26,000         152,484
                                           SHARES        VALUE+
                                           ------        ------
 Benchmark Group P.L.C..................    36,513    $    152,598
 Bespak P.L.C...........................    55,918         420,751
 *Biocompatibles International P.L.C....    12,430          35,915
 Biotrace International P.L.C...........    75,000         179,941
 Birse Group P.L.C......................   421,901         110,656
 Black Arrow Group P.L.C................    56,500          60,247
 Blacks Leisure Group P.L.C.............    60,959         359,082
 *Blagden Industries P.L.C..............   131,092               0
 Blick P.L.C............................    68,555         275,899
 Bloomsbury Publishing P.L.C............    62,525         281,203
 Body Shop International P.L.C..........   194,000         407,058
 Bodycote International P.L.C...........   159,058         456,843
 *Boosey & Hawkes P.L.C.................    35,500         131,269
 Boot (Henry) P.L.C.....................    47,000         270,793
 Bovis Homes Group P.L.C................    72,000         539,282
 *Bradstock Group P.L.C.................     5,200           3,935
 Brammer (H.) P.L.C.....................   119,123         323,704
 Brewin Dolphin Holdings P.L.C..........   219,762         326,937
 Bristol Water Holdings P.L.C...........    60,000         300,805
 *Britannic P.L.C.......................   121,800         557,217
 British Polythene Industries P.L.C.....    56,740         291,780
 British Vita P.L.C.....................   125,600         561,640
 Brixton P.L.C..........................   151,200         652,711
 *Brown & Jackson P.L.C.................   296,819         484,965
 Brown (N) Group P.L.C..................   173,480         325,215
 Burndene Investments P.L.C.............   175,001         230,249
 Burtonwood Brewery P.L.C...............    38,000         216,325
 Business Post Group P.L.C..............    56,000         482,526
 CD Bramall P.L.C.......................    68,166         524,633
 *CLS Holdings P.L.C....................   122,907         573,907
 CML Microsystems P.L.C.................    28,361         129,991
 Caffyns P.L.C..........................     6,000          60,883
 *Cairn Energy P.L.C....................    92,636         632,507
 *Cammell Laird Holdings P.L.C..........   256,158          26,434
 Capital & Regional P.L.C...............    26,432         176,383
 Capital Radio P.L.C....................    48,810         393,710
 Carclo P.L.C...........................   100,463          67,385
 Care UK P.L.C..........................    64,835         292,708
 Carillion P.L.C........................   125,317         302,818
 *Carlisle Holdings, Ltd................     8,709          51,675
 Carpetright P.L.C......................   102,500       1,323,911
 Carr's Milling Industries P.L.C........    19,000         100,973
 Castings P.L.C.........................    79,000         244,565
 *Cenes Pharmaceuticals P.L.C...........   298,612          44,938
 Chamberlin & Hill P.L.C................    18,000          53,402
 Chapelthorpe P.L.C.....................   617,618         172,611
 Charles Taylor Consulting P.L.C........    66,743         324,853
 *Charter P.L.C.........................    88,743         158,731
 *Che Group P.L.C.......................    51,533          34,566
 Chelsfield P.L.C.......................    53,402         290,228
 Chemring Group P.L.C...................    49,000         322,346
 *Chime Communications P.L.C............    71,838          40,154
 Chloride Group P.L.C...................   485,500         413,323
 Christie Group P.L.C...................    53,263          61,834
 Chrysalis Group P.L.C..................   268,082         987,833
 Churchill China P.L.C..................    30,000          93,389
 City Centre Restaurants P.L.C..........   174,871         221,807
 Clarkson (Horace) P.L.C................    44,733         326,204
 *Clinical Computing P.L.C..............    46,666          34,110
 Clinton Cards P.L.C....................   433,380         682,001
 Colefax Group P.L.C....................    60,000          87,713
 Collins Stewart Tullett P.L.C..........    31,538         244,085
 *Colt Telecom Group P.L.C..............   257,000         432,061

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Communisis P.L.C.......................   237,134    $    373,173
 Compel Group P.L.C.....................     5,000           6,321
 Computacenter P.L.C....................    51,000         413,568
 *Cookson Group P.L.C...................  1,172,068        735,768
 Coral Products P.L.C...................    50,000          47,726
 *Corporate Services Group P.L.C........   246,600          45,063
 Cosalt P.L.C...........................    30,700         193,512
 Countryside Property P.L.C.............    94,086         292,886
 Countrywide Assured Group P.L.C........   202,374         491,630
 Courts P.L.C...........................   110,722         521,771
 *Cox Insurance Holdings P.L.C..........   244,666         313,491
 Cranswick P.L.C........................    19,532         104,976
 Crest Nicholson P.L.C..................   267,250       1,374,308
 Creston P.L.C..........................     6,250          12,308
 Croda International P.L.C..............    79,635         362,948
 Cropper (James) P.L.C..................    22,000          62,431
 *Culver Holdings P.L.C.................       338              90
 *DCS Group P.L.C.......................    10,000           2,365
 DFS Furniture Co. P.L.C................    66,300         431,023
 DTZ Holdings P.L.C.....................   114,500         243,202
 Daejan Holdings P.L.C..................    25,000         809,413
 Dairy Crest Group P.L.C................    76,000         612,376
 *Dana Petroleum P.L.C..................    33,333         128,702
 *Danka Business Systems P.L.C..........    15,000          11,609
 Dart Group P.L.C.......................    74,000         164,179
 Davis Service Group P.L.C..............    80,878         497,976
 *Dawson International P.L.C............   100,688          22,512
 De la Rue P.L.C........................   112,000         556,687
 DeVere Group P.L.C.....................    69,600         466,841
 Dechra Pharmaceiticals P.L.C...........    50,000         107,062
 Delta P.L.C............................   200,000         283,778
 Deltron Electronics P.L.C..............     8,621           9,119
 *Deltron Electronics P.L.C. (Rfd Issue
   Line)................................       718             759
 *Densitron International P.L.C.........    74,175          23,282
 Derwent Valley Holdings P.L.C..........    90,000       1,157,815
 Development Securities P.L.C...........    50,000         306,137
 Devro P.L.C............................   180,143         281,938
 Dewhurst P.L.C.........................     9,000          17,801
 Dewhurst P.L.C. Class A Non-Voting.....    15,500          25,458
 Diagonal P.L.C.........................    34,200          27,939
 *Dickinson Legg Group P.L.C............    11,935           6,620
 Dicom Group P.L.C......................    30,000         372,781
 *Dimension Data Holdings P.L.C.........   832,000         529,444
 Diploma P.L.C..........................    22,648         176,840
 Domestic & General Group P.L.C.........    17,223         159,214
 Domino Printing Sciences P.L.C.........   355,935       1,049,857
 Domnick Hunter Group P.L.C.............    30,000         210,254
 *Dowding & Mills P.L.C.................   336,440          56,417
 Dyson Group P.L.C......................    42,750         197,781
 East Surrey Holdings P.L.C.............    36,800         192,405
 *Easynet Group P.L.C...................    75,000         154,788
 *Ebookers P.L.C........................    37,800         281,823
 *Eidos P.L.C...........................    55,300         137,194
 Eldridge Pope & Co. P.L.C..............    25,000          72,449
 Eleco P.L.C............................   104,685          57,614
 Electronic Data Processing P.L.C.......    55,200          67,880
 *Emess P.L.C...........................   288,250          50,195
 Ennstone P.L.C.........................   295,323         198,087
 *Enodis P.L.C..........................   275,329         404,868
 Eurocopy P.L.C.........................    41,051          25,770
 *Eurodis Electron P.L.C................   188,125          47,724
 Euromoney Institutional Investors
   P.L.C................................    65,000         428,161
 European Colour P.L.C..................    82,090          24,707
 European Motor Holdings P.L.C..........   118,325         349,008
 *European Telecom P.L.C................     7,000             361
                                           SHARES        VALUE+
                                           ------        ------
 *Evans of Leeds Contingent Units
   P.L.C................................    80,000    $          0
 Expro International Group P.L.C........    54,966         224,519
 *FII Group P.L.C.......................    41,166           4,779
 FKI P.L.C..............................   360,000         681,068
 Fenner P.L.C...........................    92,146         141,046
 *Ferguson International Holdings
   P.L.C................................    89,105          53,637
 Ferraris Group P.L.C...................    10,800          27,119
 *Fibernet Group P.L.C..................    45,339          79,147
 Filtronic P.L.C........................     4,138          31,385
 Financial Objects P.L.C................     7,000           3,251
 Findel P.L.C...........................   142,288         714,572
 First Choice Holidays P.L.C............   325,535         750,236
 First Technology P.L.C.................   117,111         596,190
 Fisher (James) & Sons P.L.C............    76,000         333,310
 Forminster P.L.C.......................    43,333          21,613
 Forth Ports P.L.C......................   140,161       2,386,478
 Fortress Holdings P.L.C................   120,728          54,505
 Freeport Leisure P.L.C.................    25,814         166,932
 French Connection Group P.L.C..........    25,000         723,634
 Fuller, Smith & Turner P.L.C.
   Series A.............................    20,000         203,804
 Fulmar P.L.C...........................   107,500         146,984
 *Future Network P.L.C..................   315,000         342,662
 GB Group P.L.C.........................   250,000         102,117
 GWR Group P.L.C........................    80,700         371,272
 Galliford Try P.L.C....................   517,870         380,761
 Game Group P.L.C.......................   275,000         297,967
 Games Workshop Group P.L.C.............    13,519         167,406
 Gaming International P.L.C.............    14,000           8,789
 *Garton Engineering P.L.C..............    10,248               0
 *Gaskell P.L.C.........................    36,000          13,931
 Geest P.L.C............................    75,278         647,341
 Gibbs & Dandy P.L.C....................     4,500          52,628
 Gleeson (M.J.) Group P.L.C.............    22,471         482,123
 *Glotel P.L.C..........................    15,300          26,972
 Go-Ahead Group P.L.C...................    40,000         692,419
 Goldshield Group P.L.C.................    14,400          48,294
 Gowrings P.L.C.........................     5,000           5,289
 Grainger Trust, Ltd....................    22,000         565,286
 Great Portland Estates P.L.C...........   125,900         524,006
 Greene King P.L.C......................    44,162         635,345
 *Greenwich Resources P.L.C.............   438,664          15,089
 Greggs P.L.C...........................    26,000       1,436,743
 Guiness Peat Group P.L.C...............   176,171         198,459
 *Gyrus Group P.L.C.....................    55,072         156,756
 Halma P.L.C............................   227,000         530,958
 Halstead (James) Group P.L.C...........    52,208         305,289
 *Hampson Industries P.L.C..............   105,886          25,040
 *Hampton Trust P.L.C...................   232,050          14,966
 Hardys & Hansons P.L.C.................    48,000         355,806
 *Hartstone Group P.L.C.................   240,263           3,926
 *Harvey Nash Group P.L.C...............   183,750         252,821
 Havelock Europa P.L.C..................    27,660          38,295
 *Hawtin P.L.C..........................   196,500          28,726
 Haynes Publishing Group P.L.C..........    14,703          82,183
 Headlam Group P.L.C....................   152,974         861,636
 Heath (Samuel) & Sons P.L.C............     7,500          45,792
 Helical Bar P.L.C......................    35,000         452,970
 Helphire Group P.L.C...................   149,600         536,454
 Henlys Group P.L.C.....................   133,303         206,337
 Heywood Williams Group P.L.C...........   140,400         201,627
 Highbury House Communications P.L.C....   439,166         185,050
 Highway Insurance Holdings P.L.C.......   204,751         136,456
 Hill & Smith Holdings P.L.C............    86,850         143,396

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Hiscox P.L.C...........................   171,500    $    418,102
 Hit Entertainment P.L.C................   119,691         551,171
 Hitachi Capital (UK) P.L.C.............    53,912         192,397
 Holidaybreak P.L.C.....................    92,974         879,467
 Homestyle Group P.L.C..................    45,692         100,588
 *Hornby P.L.C..........................    10,000         193,055
 House of Fraser P.L.C..................   371,650         624,807
 Hunting P.L.C..........................   223,174         376,153
 Huntleigh Technology P.L.C.............    24,925         110,384
 *Huntsworth P.L.C......................   108,000          39,007
 *Hyder Consulting P.L.C................    16,308          32,675
 *IAF Group P.L.C.......................    30,000           3,741
 IFX Group P.L.C........................    34,486          71,767
 *IMS Group P.L.C.......................    75,000           5,805
 *IQE P.L.C.............................   132,400          40,988
 ISIS Asset Management P.L.C............    88,039         355,826
 *Imagination Technologies Group
   P.L.C................................   189,698         215,329
 Incepta Group P.L.C....................    85,443         159,442
 Inchcape P.L.C.........................    20,000         432,031
 *Industrial & Commercial Holdings
   P.L.C................................     5,000             129
 Infast Group P.L.C.....................   301,224         129,516
 Informa Group P.L.C....................    81,229         394,661
 *Intec Telecom Systems P.L.C...........   100,000         118,671
 Intelek P.L.C..........................    99,880          18,896
 Intserve P.L.C.........................   144,534         626,420
 Invensys P.L.C.........................   489,000         168,203
 *Inveresk P.L.C........................   150,000          47,081
 Isoft Group P.L.C......................    76,540         447,572
 Isotron P.L.C..........................    50,325         380,830
 Ite Group P.L.C........................   247,186         201,935
 Itnet P.L.C............................    36,278         190,612
 JJB Sports P.L.C.......................   145,000         666,470
 JKX Oil and Gas P.L.C..................   220,533         162,145
 Jarvis Hotels P.L.C....................   215,318         553,626
 Jarvis P.L.C...........................   193,379         718,387
 *Jarvis Porter Group P.L.C.............    99,894          33,502
 John David Group P.L.C.................   114,500         324,926
 Johnson Service Group P.L.C............   125,535         747,027
 Johnston Group P.L.C...................    26,000         143,764
 Joseph (Leopold) Holdings P.L.C........    14,000         207,072
 KBC Advanced Technologies P.L.C........    25,000          15,909
 *Kalamazoo Computer Group P.L.C........    56,120           2,654
 Keller Group P.L.C.....................   123,128         489,175
 Kensington Group P.L.C.................    45,000         252,305
 *Kewill Systems P.L.C..................    10,000           9,803
 Kidde P.L.C............................   232,000         415,967
 Kier Group P.L.C.......................    21,293         223,389
 Kiln P.L.C.............................   200,000         316,456
 *Kleeneze P.L.C........................    84,300         213,128
 *Knowledge Support Systems Group
   P.L.C................................    25,000             344
 Laing (John) P.L.C.....................   275,961         835,325
 Laird Group P.L.C......................    84,300         394,359
 Lambert Howarth Group P.L.C............    25,200         113,119
 *Laura Ashley Holdings P.L.C...........   623,937         128,771
 Lavendon Group P.L.C...................    50,092         114,582
 *Leeds United P.L.C....................    66,000           2,696
 Lincat Group P.L.C.....................    19,000         127,442
 Linton Park P.L.C......................    39,000         271,653
 Linx Printing Technologies P.L.C.......    27,000         173,440
 Litho Supplies P.L.C...................    20,000          15,995
 London Bridge Software Holdings
   P.L.C................................   157,269         131,184
 *London Clubs International P.L.C......   144,646         187,823
 London Merchant Securities P.L.C.......   151,000         423,311
                                           SHARES        VALUE+
                                           ------        ------
 London Scottish Bank P.L.C.............   263,000    $    554,098
 Lookers P.L.C..........................    53,160         239,542
 *Lorien P.L.C..........................    60,000          89,261
 Low & Bonar P.L.C......................    95,000         123,358
 Luminar P.L.C..........................    43,000         294,708
 *M.L. Laboratories P.L.C...............    51,042          27,433
 MFI Furniture Group P.L.C..............    60,855         147,574
 MS International P.L.C.................    71,500          45,499
 MSB International P.L.C................    16,000          22,427
 Macfarlane Group P.L.C.................   228,287          90,303
 Macro 4 P.L.C..........................    42,500          89,175
 Maiden Group P.L.C.....................    16,800          72,234
 Mallett P.L.C..........................    24,837         115,121
 Management Consulting Group P.L.C......   310,972         136,382
 Manchester United P.L.C................   161,000         728,244
 Manganese Bronze Holdings P.L.C........    32,184         100,464
 *Marlborough Stirling P.L.C............   150,000         124,475
 Marshalls P.L.C........................   225,800         977,662
 *Martin International Holdings P.L.C...   135,800          38,537
 *Marylebone Warwick Balfour Group
   P.L.C................................    73,345          68,433
 Mayflower Corp. P.L.C..................   550,636         298,312
 McAlpine (Alfred) P.L.C................   196,111         951,987
 McBride P.L.C..........................    40,000          89,777
 McCarthy & Stone P.L.C.................   194,968       1,679,949
 McKay Securities P.L.C.................    68,500         212,060
 McLeod Russel Holdings P.L.C...........    74,524          24,673
 *Medical Solutions P.L.C...............   126,658         106,195
 *Medisys P.L.C.........................   150,134          32,276
 Meggitt P.L.C..........................   160,633         646,466
 Mentmore P.L.C.........................   236,561         362,100
 Menzies (John) P.L.C...................    57,314         315,432
 *Merant P.L.C..........................   172,500         369,363
 Merchant Retail Group P.L.C............   185,666         542,846
 Merrydown P.L.C........................    59,927          83,999
 Mersey Docks & Harbour Co. P.L.C.......    50,170         547,483
 Metal Bulletin P.L.C...................    95,500         287,433
 Metalrax Group P.L.C...................   358,740         524,438
 Mice Group P.L.C.......................   139,909         184,078
 Michael Page International P.L.C.......   225,000         726,537
 *Microgen P.L.C........................    52,770          38,572
 Millennium and Copthorne Hotels
   P.L.C................................    80,077         422,462
 Minerva P.L.C..........................    94,000         342,735
 Mitie Group P.L.C......................   500,000       1,051,269
 Molins P.L.C...........................    68,000         398,803
 Monsoon P.L.C..........................    71,000         172,787
 *Morgan Crucible Company P.L.C.........   136,000         321,031
 Morgan Sindall P.L.C...................    66,000         407,506
 Morse P.L.C............................    36,866          85,279
 Moss Brothers Group P.L.C..............   163,400         158,077
 Mowlem (John) & Co. P.L.C..............   342,030       1,223,553
 Mtl Instruments Group P.L.C............     4,348          12,339
 Mucklow (A & J) Group P.L.C............   175,000         797,589
 *My Travel Group P.L.C.................    24,000           4,747
 NHP P.L.C..............................   171,875         419,016
 *NSB Retail P.L.C......................   300,000          79,974
 *NXT P.L.C.............................    26,935          45,861
 National Express Group P.L.C...........    25,000         262,602
 Nestor Healthcare Group P.L.C..........   180,200         976,249
 New Look Group P.L.C...................   107,041         573,000
 Newcastle United P.L.C.................   148,923          89,645
 Nichols P.L.C..........................    66,550         156,234
 Nord Anglia Education P.L.C............     5,000          18,704
 *Nord Anglia Education RFD.............       454           1,659
 Northamber P.L.C.......................    75,888          84,836

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Northern Foods P.L.C...................    41,000    $     97,310
 *Northgate Information Solutions
   P.L.C................................   342,029         301,475
 Northgate P.L.C........................   118,200       1,135,366
 Novar P.L.C............................   260,465         573,396
 *OEM P.L.C.............................    12,000           8,771
 *OM2000 P.L.C..........................    41,440               0
 Ocean Wilsons Holdings, Ltd............    84,250         189,093
 *Orbis P.L.C...........................    11,428           2,899
 Ottakar's P.L.C........................    30,000         183,424
 Owen (H.R.) P.L.C......................    34,000         102,332
 *Oxford Biomedica, Ltd.................    75,000          24,508
 *Oxford Biomedica, Ltd. New Shares.....    40,500          13,234
 Oxford Instruments P.L.C...............    43,051         134,386
 PHS Group P.L.C........................   320,000         448,542
 *PPL Therapeutics P.L.C................    43,529           3,369
 PSD Group P.L.C........................    43,500         211,350
 PZ Cuzzons P.L.C.......................    22,000         411,668
 *Pace Micro Technology P.L.C...........   292,500         286,745
 Paladin Resources P.L.C................   342,500         490,388
 *Palmaris Capital P.L.C................    42,500           9,502
 Paragon Group of Companies P.L.C.......    70,000         382,542
 Parity Group P.L.C.....................   241,406          50,860
 Park Group P.L.C.......................   291,600         144,185
 *Partridge Fine Arts P.L.C.............    58,000          74,316
 Pendragon P.L.C........................   239,375         792,510
 Penna Consulting P.L.C.................    33,000          64,985
 Peterhouse Group P.L.C.................    85,427         192,469
 *Pharmagene P.L.C......................   160,000         187,122
 *Photo-Me International P.L.C..........   235,620         417,392
 *Phytopharm P.L.C......................    32,600         126,152
 Pillar Property P.L.C..................    66,800         585,925
 Pittards P.L.C.........................    60,985          63,456
 Planit Holdings P.L.C..................   235,000          97,001
 *Plantation & General P.L.C............    70,623          20,041
 *Plasmon P.L.C.........................   100,000         373,211
 Portmeirion Group P.L.C................    22,856          70,757
 Porvair P.L.C..........................    62,000         177,009
 Premier Farnell P.L.C..................    18,000          80,490
 *Premier Oil P.L.C.....................    69,648         502,500
 *Pressac P.L.C.........................    78,129          29,562
 *Probus Estates P.L.C..................    83,333           2,042
 *Protherics P.L.C......................   506,828         385,717
 *Provalis P.L.C........................   375,538          56,514
 *Psion P.L.C...........................   257,200         343,927
 *QA P.L.C..............................    79,475           7,176
 *Queens Moat Houses P.L.C..............   159,000          23,244
 Quintain Estates & Development
   P.L.C................................   108,350         633,582
 *Qxl Ricardo P.L.C.....................       130             364
 RAC P.L.C..............................    69,500         657,420
 RM P.L.C...............................    45,490         113,835
 *RMS Communications P.L.C..............    15,000               0
 ROK property solutions P.L.C...........    57,501         234,874
 RPC Group P.L.C........................    43,400         139,581
 RPS Group P.L.C........................   192,594         524,181
 Radamec Group P.L.C....................    35,000          23,175
 Radstone Technology P.L.C..............    40,384         261,499
 Ransom (William) & Son P.L.C...........    30,000          19,349
 *Redbus Imterhouse P.L.C...............   137,500          18,032
 Redrow P.L.C...........................   116,437         626,302
 *Redstone P.L.C........................    14,870           2,621
 Reed Health Group P.L.C................   155,333         281,846
 Reg Vardy P.L.C........................   103,597         807,124
 Regent Inns P.L.C......................   158,468         220,761
 Reliance Security Group P.L.C..........     9,000         103,321
 Renishaw P.L.C.........................   146,806       1,363,430
                                           SHARES        VALUE+
                                           ------        ------
 Renold P.L.C...........................   144,000    $    206,797
 Ricardo P.L.C..........................   114,409         327,619
 *Richmond Oil & Gas P.L.C..............   220,000               0
 *Robert Wiseman Dairies P.L.C..........    40,000         176,458
 Rotork P.L.C...........................   185,440       1,117,060
 Roxboro Group P.L.C....................     9,304          36,804
 *Royal Doulton P.L.C...................   240,000          19,607
 Royalblue Group P.L.C..................    47,200         385,594
 Rutland Trust P.L.C....................   174,255         104,144
 S & U P.L.C............................    21,140         176,336
 SCS Upholstery P.L.C...................    29,000          84,790
 *SFI Group P.L.C.......................    26,713          14,242
 SHL Group P.L.C........................    41,650          64,111
 SIG P.L.C..............................   103,200         532,471
 SMG P.L.C..............................   185,295         345,771
 SSL International P.L.C................   117,000         641,403
 *Safeland P.L.C........................    25,000          21,928
 Salvesen (Christian) P.L.C.............   183,157         192,154
 Sanctuary Group P.L.C..................   320,000         273,803
 Savills P.L.C..........................   104,000         528,550
 Scapa Group P.L.C......................    44,337          21,351
 *Scipher P.L.C.........................    34,563           5,350
 Scottish & Newcastle P.L.C.............    56,639         357,501
 Scottish Radio Holdings P.L.C..........    19,200         268,299
 Secure Trust Group P.L.C...............    27,118         209,877
 Securicor P.L.C........................   328,750         497,558
 Senior P.L.C...........................   122,900          72,395
 Serco Group P.L.C......................    77,859         236,011
 *Servicepower Technologies P.L.C.......   150,000          85,133
 Severfield-Rowan P.L.C.................    20,000         114,371
 Shaftesbury P.L.C......................   137,500         595,934
 Shanks & McEwan Group P.L.C............    92,900         169,362
 Shiloh P.L.C...........................    14,500          36,160
 *ShopRite Group P.L.C..................   204,780          47,546
 Simon Group P.L.C......................   348,089         257,427
 Sinclair (William) Holdings P.L.C......    53,000          68,365
 Singer & Friedlander Group P.L.C.......   119,400         428,159
 Sirdar P.L.C...........................    41,600          50,083
 *Skyepharma P.L.C......................   382,000         496,027
 Smart (J.) & Co. (Contractors) P.L.C...    22,500         191,550
 *Smart Approach Group P.L.C............   251,985           7,476
 Smith (David S.) Holdings P.L.C........   200,000         542,618
 *Soco International P.L.C..............    59,000         270,423
 Somerfield P.L.C.......................   307,000         658,679
 South Staff Water Holdings P.L.C.......   108,000       1,033,675
 Southampton Leisure Holdings P.L.C.....    19,615          12,313
 Spectris P.L.C.........................    76,760         561,733
 Speedy Hire P.L.C......................    50,000         316,026
 Spirax-Sarco Engineering P.L.C.........    91,811         885,045
 *Spirent P.L.C.........................   584,137         663,061
 *Sportech P.L.C........................   435,000         134,666
 Spring Group P.L.C.....................   169,495         335,235
 *Springwood P.L.C......................    37,500           5,482
 St. Ives P.L.C.........................    63,000         429,073
 St. Modwen Properties P.L.C............    74,800         332,550
 Staffware P.L.C........................    12,000         127,958
 Stanley (Charles) Group P.L.C..........    76,800         307,100
 Stanley Leisure Organisation P.L.C.....   224,954       1,528,220
 *Sterling Publishing Group P.L.C.......    75,298          17,159
 Stylo P.L.C............................    64,096          40,236
 *Superscape P.L.C......................    15,745           8,395
 *Surfcontrol P.L.C.....................     7,000          98,239
 Swallowfield P.L.C.....................    15,000          20,509
 Sygen International P.L.C..............   492,975         415,447
 Syltone P.L.C..........................    50,400         157,760
 *Synstar P.L.C.........................   143,000         178,307
 TT Electronics P.L.C...................    28,080          55,779

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Tadpole Technology P.L.C..............   109,090    $     22,280
 *Tandem Group P.L.C....................   327,365               0
 Tarsus Group P.L.C.....................    34,855          35,368
 Taylor & Francis Group P.L.C...........    52,600         492,130
 Taylor Nelson AGB P.L.C................   109,000         389,928
 Ted Baker P.L.C........................    38,800         223,548
 *Telecommunications Group P.L.C........    45,958           5,632
 Telemetrix P.L.C.......................   165,708         404,694
 *Telspec P.L.C.........................    25,000           7,309
 *Terence Chapman Group P.L.C...........    62,500           2,687
 Tex Holdings P.L.C.....................    14,000          39,849
 The Big Food Group P.L.C...............   212,000         492,226
 *The Innovation Group P.L.C............   940,000         335,460
 The Malcolm Group P.L.C................   109,377         149,551
 The Television Corp. P.L.C.............    66,330          68,447
 Thorntons P.L.C........................   158,000         417,120
 Thorpe (F.W.) P.L.C....................    24,000          73,886
 *Thus Group P.L.C......................   836,000         463,694
 Tibbett & Britten Group P.L.C..........    86,123         615,439
 Tinsley (Eliza) Group P.L.C............    19,844          12,628
 Topps Tiles P.L.C......................    69,690         632,249
 Tops Estates P.L.C.....................    30,088         126,264
 Torex P.L.C............................    73,041         741,163
 *Torotrak P.L.C........................    99,193         111,742
 *Tottenham Hotspur P.L.C...............   150,000          61,915
 Town Centre Securities (New) P.L.C.....   142,137         495,025
 Trace Computers P.L.C..................    33,552          42,413
 Transport Development Group P.L.C......    19,782          65,493
 Trifast P.L.C..........................   135,388         142,038
 Tullow Oil P.L.C.......................   222,863         314,302
 U.K. Coal P.L.C........................    16,000          33,021
 Ulster Television, Ltd.................   115,602         748,558
 Ultra Electronics Holdings P.L.C.......    49,745         442,746
 Ultraframe P.L.C.......................    60,200         255,216
 Umeco P.L.C............................    18,250         107,816
 Uniq P.L.C.............................    20,000          70,171
 Unite Group P.L.C......................   103,051         275,599
 Universal Salvage P.L.C................    14,255          30,278
 VP P.L.C...............................    83,100         190,800
 VT Group P.L.C.........................   100,375         390,148
 *Vega Group P.L.C......................    32,300          72,495
 *Vernalis P.L.C........................    54,179          73,613
 *Vert (Jacques) P.L.C..................    45,000          14,511
 Victoria P.L.C.........................    12,000          75,537
 Victrex P.L.C..........................   116,254         705,294
 Vitec Group P.L.C......................    15,242          89,391
 *Volex Group P.L.C.....................    58,801         138,042
 WSP Group P.L.C........................    90,000         274,749
 Wagon P.L.C............................    65,292         192,022
 *Walker Greenbank P.L.C................    53,105          12,558
 Warner Estate Holdings P.L.C...........    70,000         532,729
 *Waterdorm P.L.C.......................   105,000               0
 Waterman P.L.C.........................    74,473          93,501
 Watermark Group P.L.C..................    50,000         129,850
 Weir Group P.L.C.......................   126,236         589,452
 Wellington Holdings P.L.C..............     9,000          16,408
 Wembley P.L.C..........................     6,053          58,402
 Westbury P.L.C.........................   202,522       1,328,807
 *Weston Medical Group P.L.C............    50,200           2,158
 Wetherspoon (J.D.) P.L.C...............   127,358         590,858
 Whatman P.L.C..........................   241,935         638,708
                                           SHARES        VALUE+
                                           ------        ------
 White Young Green P.L.C................    64,000    $    197,578
 Whitehead Mann Group P.L.C.............    95,000         517,121
 Whittard of Chelsea P.L.C..............    30,000          78,168
 *Wiggins Group P.L.C...................  1,148,266         93,806
 Wilmington Group P.L.C.................    28,692          48,113
 Wilshaw P.L.C..........................   198,409          46,067
 Wilson Bowden P.L.C....................     7,000         117,381
 Wintrust P.L.C.........................    22,500         192,518
 Wolverhampton & Dudley Breweries
   P.L.C................................    78,873       1,020,775
 Woolworths Group P.L.C.................   872,421         648,944
 *Worthington Group P.L.C...............   102,653           7,283
 Wyevale Garden Centres P.L.C...........    48,578         277,796
 Wyndeham Press Group P.L.C.............    73,066         122,522
 *XAAR P.L.C............................    18,405          15,352
 XANSA P.L.C............................   199,718         313,433
 *Xenova Group P.L.C....................   246,961          47,783
 Yates Group P.L.C......................    24,765          41,102
 *Yorkshire Group P.L.C.................    82,504           9,578
 Young & Co's Brewery P.L.C.............    10,000         130,280
 Young & Co's Brewery P.L.C. Class A....     5,234          83,267
 Yule Catto & Co. P.L.C.................    86,284         375,445
 Zotefoams P.L.C........................    62,000          82,640
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $118,745,192)...................               158,950,507
                                                      ------------
INVESTMENT IN CURRENCY -- (1.3%)
 *British Pound Sterling
   (Cost $2,095,175)....................                 2,079,361
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......     1,000               0
 *Letter of Entitlements -- Audemars
   Piguet...............................    90,242               0
 *Xenova Group P.L.C. Rights............    94,500               0
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                      ------------
TOTAL -- UNITED KINGDOM
  (Cost $120,840,367)...................               161,029,868
                                                      ------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $3,360,000 FHLB
   Notes 1.875%, 02/15/05, valued at
   $3,385,200) to be repurchased at
   $3,336,228
   (Cost $3,336,000)....................  $  3,336       3,336,000
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,176,367)++.................              $164,365,868
                                                      ============

--------------------

  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $124,619,319

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2003

                                            SHARES       VALUE+
                                            ------       ------
FRANCE -- (13.4%)
COMMON STOCKS -- (13.4%)
 Affine.................................       1,100  $     67,380
 *Ales Groupe SA........................       1,900        67,234
 Algeco SA..............................       2,300       195,614
 *#Alstom SA............................      95,700       197,315
 *Altedia SA............................       2,800        44,775
 *Alten SA..............................      14,900       212,010
 *#Altran Technologies SA...............      49,600       612,404
 Apem SA................................       1,000        55,141
 April Group SA.........................      19,600       316,243
 Arkopharma.............................       4,300       220,356
 Assystem SA............................       2,657       141,733
 Aubay SA...............................       5,700        25,759
 *Audika SA.............................       1,500        70,845
 *Baccarat SA...........................       1,090       104,594
 Bacou-Dalloz...........................       3,685       307,002
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       4,615       984,716
 Beneteau SA............................       9,200       473,995
 *Berger Levrault SA....................         476       109,554
 Boiron SA..............................      15,200       327,971
 Bonduelle SA...........................       4,200       356,956
 Bongrain SA............................       7,500       392,432
 *Bricorama SA..........................       2,679       134,878
 Buffalo Grill SA.......................       1,028        13,863
 *#Bull SA..............................      68,000        52,168
 Burelle SA.............................       4,030       390,333
 *Business Objects SA...................      16,500       559,547
 CEGID SA...............................       4,500       360,337
 CFCAL-Banque...........................         840       249,215
 CFF Recycling..........................      10,576       830,390
 *CS Communication et Systemes..........       4,983       125,976
 *Camaieu SA............................       3,200       253,938
 Carbone Lorraine.......................      33,245     1,354,954
 Cegedim SA.............................       6,400       344,235
 Cie Financiere Pour La Location
   D'Immeubles Industriels &
   Commerciaux SA.......................       6,400       279,178
 #Clarins SA............................       7,339       420,430
 *#Club Mediterranee SA.................      10,200       403,980
 Consortium International de Diffusion
   et de Representation Sante...........         600         9,170
 *DMC (Dollfus Mieg et Cie).............       6,230        44,360
 *Damartex SA...........................      22,900       477,369
 Delachaux SA...........................       1,000        87,387
 Deveaux SA.............................       1,040       105,344
 Didot-Bottin...........................       1,620       163,122
 Dynaction SA...........................      10,660       231,289
 Eiffage SA.............................       3,825       413,578
 Electricite de Strasbourg..............      23,784     2,836,791
 Elior..................................      70,128       575,839
 Entenial SA............................       2,800       163,458
 Esso SA................................       3,200       355,014
 Etam Developpement SA..................       5,600       160,437
 Euler-Hermes SA........................      12,291       558,401
 *Euro Disney SCA.......................     517,400       310,110
 Evialis SA.............................       1,200        43,787
 Exel Industries SA.....................       1,800        86,308
 Explosifs et de Produits Chimiques.....         524       143,842
 *FPEE SA...............................       1,100        63,029
 Faurecia SA............................       6,500       440,232
                                            SHARES       VALUE+
                                            ------       ------
 Fimalac SA.............................     111,143  $  3,703,790
 Fininfo SA.............................       9,760       213,517
 Fleury Michon SA.......................       2,500       104,739
 Fonciere Lyonnaise SA..................       9,596       379,598
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       4,250       405,019
 Francois Freres (Tonnellerie) SA.......       2,050        41,653
 *GCI (Groupe Chatellier Industrie SA)..       7,258           870
 GFI Informatique SA....................      23,400       210,376
 *Gantois Series A......................         647        38,003
 Gascogne SA............................       6,472       574,103
 *#Gaumont..............................      14,607       719,652
 *#Generale de Geophysique SA...........      20,770       771,823
 Generale de Sante......................      19,100       242,007
 Generale Location SA...................       9,000       182,002
 *Geodis SA.............................       3,010       162,367
 Gespac System..........................       1,100        21,757
 Gevelot................................       3,584       171,849
 Gifi...................................       3,200       207,907
 *Ginger (Groupe Ingenierie Europe).....       1,400        27,875
 Grands Moulins de Strasbourg...........         110        37,580
 Grandvision SA.........................       7,000       183,261
 #Groupe Bourbon SA.....................       3,700       337,525
 Groupe Crit............................       5,500       108,389
 Groupe Guillin SA......................       1,200        96,737
 Groupe Open SA.........................       1,000        31,347
 Groupe Steria..........................       8,600       306,178
 *Guitel................................         116         1,111
 Guyenne et Gascogne SA.................      26,000     2,882,933
 Havas SA...............................      62,300       330,088
 Hoteliere Lutetia Concorde.............       2,505       420,693
 Hotels et Casinos de Deauville.........       2,055       699,600
 Hyparlo SA.............................       3,836       160,941
 IDSUD..................................         614        17,267
 IMS International Metal Service SA.....      12,630        96,895
 Industrielle et Financiere d'Entreprise
   SA...................................         300        32,006
 *#Infogrames Entertainment SA..........      58,300       368,297
 Ingenico SA............................      61,820       944,841
 *Ioltech SA............................         500        41,296
 Ipsos SA...............................       3,700       334,864
 Kaufman et Broad SA....................       5,300       148,348
 *Lafuma SA.............................         793        53,993
 Laurent-Perrier........................       3,100       107,394
 *Lectra Systemes SA....................      19,192       157,361
 Legris Industries SA...................       9,350       279,081
 Lisi SA................................       6,845       237,543
 *MGI Coutier SA........................       1,400        33,900
 *MRM...................................       1,424        18,794
 Manitou SA.............................      11,092       997,219
 Manutan International SA...............       1,300        54,994
 Marionnaud Parfumeries Retails
   Perfumes.............................       8,271       319,747
 *Matussiere et Forest SA...............      13,600        68,960
 *Metaleurop SA.........................      35,449        22,947
 Montupet SA............................      32,450       564,030
 *Mr. Bricolage SA......................       5,200       151,970
 Neopost SA.............................       7,200       362,494
 *Nexans................................      12,200       377,311
 Norbert Dentressangle..................       6,320       254,552
 Nord Est SA............................      21,507     1,124,050
 *Oberthur Card Systems SA..............      36,000       249,431

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 *Oeneo.................................      31,265  $     83,201
 PSB Industries SA......................       1,240       144,926
 *Passat SA.............................       1,300        26,616
 *Penauille Polyservices SA.............      10,200       166,043
 *Petit Forestier SA....................       2,243        83,351
 Pierre & Vacances......................       4,500       372,743
 Pinguely-Haulotte SA...................      25,000       139,352
 Plastic Omnium SA......................      15,423       709,936
 Plastivaloire SA.......................         900        26,540
 Prosodie SA............................       3,600        82,856
 *Radiall SA............................       1,340        88,989
 Robertet SA............................       1,076       125,049
 Rodriguez Group SA.....................       6,600       350,483
 Rougier SA.............................       2,040       140,977
 Rue Imperiale..........................      14,432     2,802,599
 SDR de Bretagne SA.....................         714        18,410
 SEB SA Prime Fidelite 2002.............       3,000       366,090
 SILIC (Societe Immobiliere de Location
   pour L'industrie et le Commerce).....      12,256       778,653
 SR Teleperformance.....................      90,928     1,925,988
 Sabeton................................      13,500       169,110
 Samse SA...............................       4,400       490,518
 *Sasa Industries SA....................       1,000        27,511
 *Saveurs de France-Brossard............         900        25,353
 *#Scor SA..............................      72,300       276,470
 Sechilienne-Sidec......................       2,200       249,347
 Securidev SA...........................       1,500        15,643
 Selectibail............................      25,421       704,835
 Signaux Girod SA.......................         600        25,173
 Skis Rossignol SA......................      41,668       727,749
 Smoby SA...............................         500        38,209
 Societe du Louvre SA...................       6,305       506,383
 *Societe Francais des Papiers Peints...         400         4,416
 Societe Industrielle D'Aviations
   Latecoere SA.........................       2,900        73,871
 Societe Pour L'Informatique
   Industrielle SA......................       1,000        32,845
 *Solving International SA..............       2,100        25,677
 Somfy Interational SA..................      22,900     3,686,641
 Sophia SA..............................      17,550       871,378
 Sopra SA...............................       6,900       313,065
 Stallergenes SA........................       1,249        58,391
 Ste Virbac SA..........................       6,852       215,034
 Stef-Tfe SA............................         332        27,062
 Sucriere de Pithiviers-le-Vieil........       1,825     1,093,836
 *Sylis SA..............................       4,700        29,635
 Synergie SA............................       8,000       146,724
 Taittinger SA..........................      12,700     2,041,512
 *Tessi SA..............................         900        33,865
 Touax (Touage Investissement SA).......      10,378       202,156
 *Transiciel SA.........................       9,200       150,536
 Trigano SA.............................       5,500       225,282
 *Ubi Soft Entertainment SA.............       8,500       263,390
 Unilog SA..............................       6,320       340,463
 #Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      31,700     2,449,072
 *Valtech, La Defense...................      20,000        23,016
 Viel et Compagnie......................      44,339       208,349
 Vilmorin et Cie SA.....................       2,349       288,338
 Vivarte SA.............................       8,299       375,545
                                            SHARES       VALUE+
                                            ------       ------
 Vranken Monopole.......................       2,200  $     87,687
 Zodiac SA..............................      14,627       432,908
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $40,538,164)....................                64,910,990
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Alstom SA Rights 12/10/03.............      95,700        51,623
 *Alstom SA Warrants 01/09/04...........      95,700        34,415
 *Altran Technologies SA Rights
   12/10/03.............................      49,600        39,241
 *Group Open Warrants 10/21/06..........       1,000           851
 *Oeneo Warrants 08/26/06...............      14,365         4,649
 *Prosodie SA Warrants 10/28/06.........         900           669
 *Ubi Soft Entertainment SA Warrants
   05/14/06.............................       4,100         2,654
 *Valtech, La Defense Warrants
   07/29/05.............................      20,000         1,199
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $38,786)........................                   135,301
                                                      ------------
TOTAL -- FRANCE
  (Cost $40,576,950)....................                65,046,291
                                                      ------------
GERMANY -- (11.8%)
COMMON STOCKS -- (11.8%)
 *AC-Service AG.........................       4,300        29,123
 AWD Holding AG.........................      35,600     1,078,814
 Aareal Bank AG.........................      33,200     1,003,299
 *#Acg AG Fuer Chipkarten und
   Informationssysteme..................      15,400        63,688
 Ackermann-Goeggingen AG................       8,100       150,500
 *Adva AG Optical Networking............      32,400       174,774
 *Agrob AG..............................       5,800        59,792
 *Aigner (Etienne) AG...................         600        93,500
 #Aixtron AG............................      61,400       376,105
 Amadeus Fire AG........................       4,900        34,714
 Andreae-Noris Zahn AG, Anzag...........      27,200       922,078
 *Articon Integralis AG.................       7,900        37,406
 *Atoss Software AG.....................       3,700        73,049
 *Augusta Technologie AG................       3,200        12,927
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................      30,800     1,007,566
 *Baader Wertpapier Handelsbank AG......       7,900        61,744
 #Balda AG..............................      31,600       251,142
 *#Basler AG............................       3,200        42,387
 #Beate Uhse AG.........................      44,400       707,871
 Bechtle AG.............................      17,100       197,603
 *Berliner Elektro Holding AG...........      13,861       111,324
 Bertrandt AG...........................       7,650       135,720
 #Beru AG...............................       9,400       569,035
 *Beta Systems Software AG..............       2,850        30,747
 Bilfinger & Berger Bau AG..............      34,600     1,111,553
 *Biolitec AG...........................       8,000        38,359
 *Biotest AG............................       2,400        19,995
 Boewe Systec AG........................       5,700       252,811
 *Borussia Dortmund GMBH & Co. KGAA.....      21,650        94,986
 *Brau und Brunnen AG...................       4,995       481,405
 Bremer Energiekonto AG.................      14,700        37,709
 *Bremer Woll-Kaemmerei AG..............      17,128        22,996
 *CBB Holding AG........................     102,602        13,037
 *CTS Eventim AG........................      14,800       145,477
 *Ce Consumer Electrnic AG..............      21,600        69,910
 *Ceag AG...............................      20,670       218,043
 Celanese AG............................      20,650       717,856
 *Cenit AG Systemhaus...................       3,500        29,369

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 *Centrotec Hochleistungskunststoffe
   AG...................................       4,900  $     58,150
 Cewe Color Holding AG..................       5,600       124,859
 *Comdirect Bank AG.....................      73,000       653,676
 *Computerlinks AG......................       4,600        73,614
 *Condomi AG............................       1,800         4,164
 *Curanum AG............................      21,500        53,607
 *D. Logistics AG.......................      28,000        75,520
 *DAB Bank AG...........................      39,800       300,568
 *DEAG Deutsche Entertainment AG........      10,500        29,453
 DVB Bank AG............................       7,124       742,101
 *Data Modul AG.........................       2,904        64,748
 *Deutsche Euroshop AG..................      15,550       637,307
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................      87,200        91,985
 *#Deutz AG.............................      60,400       241,826
 *Deutz AG Issue 03.....................      20,133        77,953
 *Dierig Holding AG.....................      10,500       163,500
 Dis Deutscher Industrie Service AG.....      11,850       250,006
 *Dom-Braugerei AG......................       1,100        47,865
 Douglas Holding AG.....................      36,650     1,001,678
 *Dr. Scheller Cosmetics AG.............       4,000        21,817
 *Drillisch AG..........................      22,450        97,957
 Duerr Beteiligungs AG..................      14,750       313,841
 *Eckert and Ziegler Strahlen -- und
   Medizintechnik AG....................       3,000        26,791
 *Elexis AG.............................       8,600        31,649
 *Elmos Semiconductor AG................      16,350       259,885
 ElreingKlinger AG......................       1,500       128,563
 *#Em TV & Merchandising AG.............     137,050       162,642
 *Epcos AG..............................      55,500     1,267,381
 Erlus Baustoffwerke AG.................         297       118,555
 Escada AG..............................      20,520       270,576
 *Eurobike AG...........................       1,700           469
 *Evotec Biosystems AG..................      30,100       212,160
 #FJA AG................................       7,150       175,103
 Feilmann AG............................      17,800       755,340
 *Fortec Elektronik AG..................       1,400        45,647
 *#Freenet.De AG........................      16,800       993,839
 Fuchs Petrolub AG Oel & Chemie.........       6,693       415,194
 GFK AG.................................      25,600       721,153
 *GPC Biotech AG........................      17,600       164,561
 *#Gft Technologies AG..................      22,600        85,879
 Grenkeleasing AG.......................      12,650       286,597
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................       3,383       150,046
 Hamborner AG...........................      21,000       571,432
 *Hawesko Holdings AG...................       3,300        79,116
 *Herlitz AG............................       6,962        30,461
 #Hochtief AG...........................      34,000       921,100
 *Hoeft & Wessel AG.....................       6,100        23,326
 Holsten-Brauerei AG....................      38,462     1,567,582
 Hucke AG...............................       8,300        32,833
 Hugo Boss AG...........................      25,100       457,337
 *IFA Hotel & Touristik AG..............       7,000        62,933
 *#IM International Media AG............      19,800        30,380
 IVG Immobilien AG......................      98,550     1,106,918
 *Innovation in Traffic Systems AG......      12,300        76,965
 Interseroh AG..........................       9,650       122,618
 *#Intershop Deutschland AG.............       7,320        23,604
 *Intertainment AG......................       8,500        20,378
 *Isra Vision Systems AG................       2,100        29,578
 Iwka AG................................      26,613       519,040
 *#Ixos Software AG.....................      18,600       206,463
 #Jenoptik AG...........................      40,800       440,661
                                            SHARES       VALUE+
                                            ------       ------
 K & S Aktiengesellschaft AG............     129,500  $  3,027,079
 KSB AG.................................       2,387       371,976
 KWS Kleinwanzlebener Saatzucht AG......       1,650       991,027
 *Kampa-Haus AG.........................      10,375        78,352
 Keramag Keramische Werke AG............      13,000       654,504
 Kloeckner-Werke AG.....................      38,900       364,650
 *Kontron AG............................      42,878       321,243
 Krones AG..............................       7,450       520,469
 *LPKF Laser & Electronics AG...........       9,000        54,374
 Leifheit AG............................      12,500       353,774
 Leoni AG...............................      25,000     1,287,130
 Loewe AG...............................       7,100        56,853
 #MVV Energie AG........................      48,000       872,863
 *MWG Biotech AG........................      19,400        23,720
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................       2,400         1,784
 Maxdata AG.............................      24,600       166,021
 *Mediclin AG...........................      22,050        51,542
 *Medigene AG...........................       8,600        65,772
 *Mensch und Maschine Software AG.......       1,400        13,946
 *#Morphosys AG.........................       3,100        36,083
 Muehlabauer Holdings AG & Co. KGAA.....       5,900       137,984
 *Nemetschek AG.........................       7,400        47,901
 Norddeutsche Affinerie AG..............      30,700       328,632
 Norddeutsche Steingutfabrik AG.........       5,960        32,150
 Novasoft AG............................      11,800        44,274
 *November AG...........................       5,400        35,990
 *Ohb Teledata..........................      12,650       103,569
 PC-Ware Information Technologies AG....       5,100        55,266
 *PVATepla AG...........................      15,550        36,535
 *Pandatel AG...........................       5,700        40,996
 *#Parsytec AG..........................      11,900        68,186
 *Personal & Informatik AG..............       5,900        32,887
 Pfeiffer Vacuum Technology AG..........       8,250       273,048
 *Pfleiderer AG.........................      36,250       181,637
 *Phoenix AG, Hamburg...................      37,500       409,065
 *Plambeck Neue Energien AG.............       5,250        14,915
 *Plenum AG.............................       9,300        22,854
 *Primacom AG...........................      15,200        20,929
 *Produkte und Syteme der
   Informationstechnologie AG...........      10,300        53,091
 Progress-Werk Oberkirch AG.............       5,000       199,588
 Puma AG................................       5,700       899,871
 *#Qs Communications AG.................      98,700       333,646
 Rational AG............................      10,612       582,616
 *Realtech AG...........................       3,650        38,722
 Renk AG................................      19,400       616,264
 *Repower Systems AG....................       5,000       103,390
 Rheinmetall Berlin AG..................      45,000     1,478,027
 Rhoen Klinikum AG......................      13,750       725,228
 Rinol AG...............................       5,900        21,925
 *Rohwedder AG..........................         610         6,435
 *Ruecker AG............................       7,800        33,660
 *#SAP Systems Integrations AG..........      33,650       653,461
 *SGL Carbon AG.........................      20,800       307,928
 Salzgitter AG..........................      58,650       593,376
 Sartorius AG...........................       6,550        69,801
 Schlott Sebaldus AG....................       4,400        87,555
 Schwarz Pharma AG......................       8,900       187,021
 Sektkellerei Schloss Wachenheim AG.....      15,120       132,310
 *Senator Entertainment AG..............       9,800        14,214
 *#Singulus Technologies AG.............      34,600       736,197
 Sinner AG, Karlsruhe...................       4,160        50,615

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 Sixt AG................................      15,400  $    212,294
 *#Software AG..........................      25,300       545,899
 Stada Arzneimittel AG..................      20,000     1,174,750
 *Stahl (R.) AG.........................       2,000        16,782
 *Steag Hamtech AG......................      28,200       157,189
 *Stoehr & Co. AG.......................      16,000        63,293
 *Strabag AG............................       3,332       211,291
 Stuttgarter Hofbraeu AG................      18,000       604,157
 Sued-Chemie AG.........................      29,146     1,037,659
 *Suess Microtec AG.....................      14,000       177,891
 *Syskoplan AG..........................       3,300        26,702
 *Syzygy AG.............................      18,000       126,226
 *TFG Venture Capital AG & Co. KGAA.....       8,800        21,098
 Takkt AG...............................      68,450       454,572
 *Techem AG.............................      23,150       442,620
 Technotrans AG.........................       5,000        74,321
 *Telegate AG...........................      10,800       117,552
 *Teles AG Informationstechnologien.....      21,200       271,919
 Textilgruppe Hof AG....................      12,170        93,366
 *#Tomorrow Focus AG....................      42,650       117,589
 *Umweltkontor Renewable Energy AG......      14,100        21,297
 United Internet AG.....................      43,050     1,011,460
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       9,415        19,412
 VK Muehlen AG..........................       1,312       121,886
 Vossloh AG.............................      15,900       733,799
 *#WCM Beteiligungs AG..................     245,466       361,923
 *Walter Bau AG, Augsburg...............      33,905        67,061
 Wanderer-Werke AG......................       7,903       202,733
 *Wedeco AG Water Technology............      10,550       224,603
 *Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................       7,000        48,500
 Wuerttembergische Lebensversicherung
   AG...................................      11,330       177,918
 Wuerttembergische Metallwarenfabrik
   AG...................................      30,330       548,995
 Wuerzburger Hofbraeu AG................         134        61,381
 Zapf Creation AG.......................       7,500       173,066
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $47,674,467)....................                57,045,489
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *DEAG Deutsche Entertainment AG Bond
   Rights 12/03/03......................       7,000             0
 *Fuchs Petrolub AG Oel & Chemie Rights
   12/09/03.............................       6,693         7,221
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                     7,221
                                                      ------------
TOTAL -- GERMANY
  (Cost $47,674,467)....................                57,052,710
                                                      ------------
ITALY -- (8.9%)
COMMON STOCKS -- (8.9%)
 *#Acea SpA.............................     163,000       949,606
 *Acegas SpA............................      27,200       164,005
 *Actelios SpA..........................      25,801       213,405
 Aem Torino SpA.........................     355,000       548,956
 *Aeroporto de Firenze SpA..............       6,000        84,510
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................   2,712,400       871,381
 *Amplifon SpA..........................      15,200       417,252
 *Auschem SpA (In Liquidation)..........      82,000             0
 Azienda Mediterranea Gas e Acqua SpA...     267,000       327,421
 *Banca Ifis SpA........................      16,600       210,928
                                            SHARES       VALUE+
                                            ------       ------
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................      81,000  $    565,103
 Banca Monte Dei Paschi di Siena SpA....     229,515       753,843
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................      19,000       416,797
 Banca Profilo SpA......................      88,500       231,800
 Banco di Desio e della Brianza SpA.....      90,000       375,441
 Banco Piccolo Valellinese Scarl SpA....      41,600       460,272
 *Bastogi SpA...........................   1,183,000       241,785
 *Beghelli SpA..........................     142,000       109,791
 Beni Stabili SpA, Roma.................   1,309,500       784,865
 Biesse SpA.............................      17,100        48,478
 *Binda SpA.............................   1,299,375             0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................       9,675       151,349
 Bremba SpA.............................      53,375       374,934
 Brioschi Finanziaria SpA, Milano.......     373,400       116,825
 Buzzi Unicem SpA.......................      94,100     1,139,280
 CAMFIN (Cam Finanziaria)...............      36,527        88,009
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     591,100     1,060,723
 *#CMI SpA..............................      64,502       327,837
 CSP International Industria Calze
   SpA..................................      10,000        17,262
 #Caltagirone Editore SpA...............      95,800       783,194
 #Caltagirone SpA.......................     178,399     1,109,888
 *Carraro SpA...........................      26,200        72,863
 Cementir Cementerie del Tirreno SpA....     249,704       752,806
 *Cirio Finanziaria SpA.................     175,000        36,501
 Class Editore SpA......................      70,600       205,228
 *Coats Cucirini SpA....................      30,000        33,085
 *Compagnia Immobiliare Azionaria.......      44,000         7,331
 Credito Artigiano SpA..................      93,900       379,328
 Cremonini SpA..........................     102,400       214,811
 Danieli & C.Officine Meccaniche SpA....      66,500       275,017
 *Dataconsyst C.G.S. SpA, Monza.........         220             0
 *Davide Campari -- Milano SpA..........      13,400       588,224
 *De Longhi SpA.........................     115,000       512,814
 *Del Favero SpA........................      86,000             0
 *Ducati Motor Holding SpA..............     112,500       190,822
 Emak...................................      27,000       107,130
 Erg SpA................................     124,000       643,619
 Ergo Previdenza SpA....................      69,200       348,397
 Ericsson SpA...........................      19,800       481,341
 Esprinet...............................       3,700        94,693
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................      25,000             0
 *Finarte Casa d'Aste SpA (Milano)......      56,266       117,359
 *Finarte Partecipazioni Pro Arte SpA...     242,693        60,948
 *#Finmatica SpA........................      35,900       419,153
 *Fochi (Filippo) SpA...................     216,000             0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................     310,000             0
 Gabetti Holding SpA....................      55,000       126,915
 Gefran.................................      11,000        53,139
 *Gemina SpA............................     282,400       280,971
 *Gerolimich SpA (In Liquidation).......     297,400             0
 Gewiss SpA.............................     221,700       980,644
 Giovanni Crespi SpA....................      21,000        17,797
 Grandi Navi Veloci SpA.................      38,000        77,438
 *#Granitifiandre SpA...................      28,500       245,978
 *Grassetto SpA.........................     279,125             0
 Gruppo Ceramiche Ricchetti SpA.........     164,000        70,380
 *I Grandi Viaggi SpA...................      28,100        22,366

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................      34,500  $    200,990
 *#Immobiliare Lombardia SpA............     425,000        81,004
 Immsi SpA..............................     287,000       323,392
 Impregilo SpA..........................     532,000       357,124
 Industria Macchine Automatique SpA.....      27,000       349,224
 Industria Romagnola Conduttori
   Elettrici SpA........................      17,500        52,864
 #Industrie Zignago S. Margherita SpA...      52,000       771,691
 Interpump Group SpA....................      64,700       271,451
 Italmobiliare SpA, Milano..............      12,750       583,839
 *Juventus Footbal Club SpA.............      98,000       223,790
 *La Doria SpA..........................      22,000        60,919
 *Lavorwash SpA.........................      10,000        23,495
 Linificio and Canapificio Nazionale
   SpA..................................      22,000        45,623
 Maffei SpA.............................      52,500        95,658
 *Mandelli SpA..........................      41,000             0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................     138,000     1,511,975
 *Marcolin SpA..........................      35,100        50,995
 *Mariella Burani Fashion Group SpA.....      20,400       188,540
 *Meliorbanca SpA.......................      62,500       319,910
 Merloni Elettrodomestici SpA...........     155,000     2,887,368
 #Milano Assicurazioni SpA..............     266,700       890,364
 Mirato SpA.............................      12,000        87,747
 Monrif SpA.............................     150,000       145,645
 *Montefibre SpA........................     143,130        75,492
 *NGP SpA...............................      17,891        12,031
 Navigazione Montanari SpA..............      95,200       176,884
 *Necchi SpA............................     164,250        13,782
 *Negri Bossi SpA.......................      13,700        36,130
 *Olidata SpA...........................      20,000        32,174
 *Opengate Group SpA....................       4,000         9,158
 *Pagnossin SpA.........................       9,000        19,959
 *Perlier SpA...........................     100,700        25,820
 Permasteelisa SpA......................      21,300       347,247
 Pininfarina SpA........................      31,285       928,552
 *Pirelli & C.Real Estate SpA...........       9,600       276,762
 *Poligrafici Editoriale SpA............     132,000       284,817
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     311,330       312,368
 Premuda SpA............................      38,700        60,911
 *Ratti SpA.............................      31,768        25,629
 #Recordati Industria Chimica e
   Farmaceutica SpA.....................      48,000       922,922
 *Reno de Medici SpA, Milano............     332,210       297,477
 *Richard-Ginori 1735 SpA...............     128,000       122,749
 Risanamento Napoli SpA.................     212,600       365,708
 *Rodriquez SpA.........................      41,250             0
 *Roncadin SpA..........................      81,400        47,812
 SAES Getters SpA.......................      14,750       170,977
 SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      32,500       568,795
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................      65,000       155,834
 SMI STA Metallurgica Italiana SpA......     565,280       217,514
 SNIA SpA...............................     568,977     1,265,197
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................      85,000        27,460
 Sabaf SpA..............................       8,000       133,586
 Saeco International Group SpA..........     154,000       629,498
 *Schiapparelli 1824 SpA, Milano........     166,200        26,099
 *Sirti SpA.............................      29,967        54,602
                                            SHARES       VALUE+
                                            ------       ------
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................      27,170  $    925,295
 *Societe Sportiva Lazio SpA............   1,815,000        98,994
 Sogefi SpA.............................     182,500       625,674
 Sol SpA................................      70,200       302,100
 Stefanel SpA...........................      54,400       118,683
 Targetti Sankey SpA....................       8,000        29,057
 *Tecnodiffusione Italia SpA............       3,332        15,737
 Terme Demaniali di Acqui SpA...........     532,000       264,017
 #Tod's Group SpA.......................      23,400       971,657
 *Trevi-Finanziaria Industriale SpA.....      30,000        41,140
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........     113,898             0
 *Unione Manifatture SpA (In
   Liquidation).........................     156,000             0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................     539,000             0
 *Vemer Siber Group SpA.................      46,000        50,785
 *Viaggi del Ve.........................      23,000        55,968
 Vianini Industria SpA..................      52,520       154,245
 Vianini Lavori SpA.....................     180,752     1,115,860
 Vittoria Assicurazioni SpA.............      51,500       305,585
 Zucchi (Vincenzo) SpA..................     144,375       756,167
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $37,718,211)....................                43,360,556
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tecnodiffusione Italia SpA Warrants
   11/15/04
   (Cost $0)............................       1,332           283
                                                      ------------
TOTAL -- ITALY
  (Cost $37,718,211)....................                43,360,839
                                                      ------------
SWITZERLAND -- (8.8%)
COMMON STOCKS -- (8.8%)
 *A. Hiestad Holding AG.................         190        66,874
 *AFG Arbonia-Forster Holding AG........       2,610       300,831
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................          30        13,344
 *Actelion, Ltd.........................       4,400       421,205
 *Agie Charmilles Holding AG............       3,000       148,524
 *Allreal Holding AG....................       3,657       254,320
 Also Holding AG........................         268        63,024
 *Amazys Holding AG.....................       1,183        36,147
 *Ascom Holding AG......................       7,700        72,073
 BHB Beteiligungs und
   Finanzgesellschaft...................         150         5,095
 BVZ (Brig Visp Zermatt) Holding AG.....         370        73,987
 Bachem AG..............................       3,059       143,163
 Bank Coop AG...........................       5,881     1,046,344
 Bank Sarasin & Cie Series B, Basel.....         274       415,434
 *Banque Cantonale de Geneve............       1,344       165,827
 Banque Cantonale du Jura...............         450        73,102
 *Banque Cantonale Vaudoise.............         600        63,123
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................         120     1,141,779
 Barry Callebaut AG.....................       2,326       420,588
 Basellandschaftliche Kantonalbank......         600       377,808
 Basler Kantonalbank....................       5,250       332,613
 *Batigroup Holding AG..................       2,902        25,704
 Belimo Holdings........................         240        91,714
 *Berna Biotech.........................      13,727       138,043
 *Berner Kantonalbank...................       2,315       266,381
 Bobst Group SA.........................      18,200       612,430

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 Bossard Holding AG.....................       6,350  $    265,255
 Bucher Industries AG, Niederweningen...       3,355       456,773
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................         427       278,122
 *Calida Holding AG.....................         396        67,699
 *Carlo Gavazzi Holding AG..............         910        38,717
 *Charles Voegele Holding AG............       3,960       240,776
 Cie Financiere Tradition...............       5,202       482,889
 Conzzeta Holdings AG...................       1,415     1,061,753
 *Crossair AG, Basel....................      13,517       106,654
 Daetwyler Holding AG, Atldorf..........         348       531,400
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........       8,390     3,920,075
 *ESEC Holding AG.......................         921       138,572
 Edipresse SA, Lausanne.................         694       319,427
 *Eichhof Holding AG....................         188       111,835
 Energie Electrique du Simplon SA.......         350        33,437
 Energiedienst Holding AG...............       8,265     2,141,821
 Escor Casino & Entertainment AG........         744        16,978
 Feintol International Holding AG.......         110        18,975
 *Fischer (Georg) AG, Schaffhausen......       1,552       265,326
 *Flughafen Zuerich AG..................       1,842        93,972
 *Forbo Holding AG, Eglisau.............       1,100       306,331
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................       6,003       377,300
 Galenica Holding, Ltd. AG, Bern........       4,290       580,752
 Geberit AG.............................         870       379,572
 Generale d'Affichage, Geneve...........         290       135,722
 *Generali (Switzerland) Holdings,
   Adliswil.............................       1,670       213,155
 *Golay-Buchel Holding SA, Lausanne.....          40        32,490
 Gornergrat Monte Rasa-Bahnen Zermatt...          70        47,110
 Gurit-Heberlein AG.....................       1,125       730,147
 *HPI Holding SA........................       6,000        10,722
 Helvetia Patria Holding................       2,831       431,421
 *Industrieholding Cham AG, Cham........         864       151,049
 *Interroll-Holding SA..................         320        32,180
 Jelmoli Holding AG.....................       1,521     1,423,673
 #Jelmoli Holding AG, Zuerich (Namen)...       2,835       521,946
 Kaba Holding AG........................       1,340       253,961
 *Kardex AG, Zuerich....................       1,039       122,167
 *Kardex AG, Zuerich (Participating)....         610        72,668
 *Komax Holding AG......................       1,100        75,094
 *Kudelski SA...........................      13,000       416,834
 Kuoni Reisen Holding AG................       1,350       438,610
 *Leica Geosystems Holdings AG..........       1,057       165,575
 *Lem Holdings AG, Lyss.................         270        49,918
 Luzerner Kantonalbank AG...............       3,200       465,375
 *Maag Holding AG, Zuerich..............         922       123,210
 *Micronas Semi.........................      12,202       556,902
 *Mikron Holding AG, Biel...............       2,652        36,516
 *Mobilezone Holding AG.................      13,349        25,403
 *Moevenpick-Holding, Zuerich...........       1,320       714,772
 Nobel Biocare Holding AG...............      45,460     4,263,897
 Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................         240       258,803
 Oz Holding AG..........................       4,400       268,890
 PSP Swiss Property AG..................       3,442       477,272
 *Parco Industriale e Immobiliare SA....         600         1,624
 *Phoenix Mecano AG, Stein am Rhein.....       2,749       816,585
 Phonak Holding AG......................      29,137       637,862
 *Publicitas Holding SA, Lausanne.......       1,115       301,883
 *#Reg Real Estate Group................       8,010       481,448
                                            SHARES       VALUE+
                                            ------       ------
 Rieters Holdings AG....................       2,056  $    439,758
 Roche Holding AG Genusschein...........         800        72,096
 SAIA-Burgess Electronics AG............         274        96,440
 *SIA Abrasives Holding AG..............         337        59,698
 Sarna Kunststoff Holding AG............       1,760       159,292
 *Saurer AG.............................       6,943       308,824
 *Schaffner Holding AG..................         300        44,789
 *Schweiter Technology AG...............         500        67,687
 Schweizerhall Holding AG, Basel........         140       178,693
 Schweizerische National Versicherungs
   Gesellschaft.........................         472       197,166
 Siegfried Holding AG...................       8,560     1,021,397
 Sig Holding AG.........................       3,000       404,380
 *Sihl..................................         150           451
 Sika Finanz AG, Baar...................         925       375,661
 Sopracenerina..........................       2,409       316,797
 *St. Galler Kantonalbank...............       1,596       289,515
 Sulzer AG, Winterthur..................       1,637       409,655
 *Swiss Prime Site AG...................       1,492       264,302
 *Swisslog Holding AG...................       6,810        35,243
 Tamedia AG.............................       4,500       310,160
 Tecan Group AG.........................       5,859       228,655
 *Temenos Group AG......................      24,359       169,400
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       2,560        71,093
 Unaxis Holding AG......................       1,000       137,694
 Unilabs SA.............................       2,700        55,348
 Valiant Holding AG.....................       6,278       433,436
 Valora Holding AG......................       1,857       441,007
 *Vaudoise Assurances Holding,
   Lausanne.............................          45        56,741
 Villars Holding SA, Fribourg...........         150        30,169
 *Von Roll Holding AG...................      23,024        18,167
 *#Von Roll Holding AG, Gerlafingen.....      23,024        20,482
 Vontobel Holdings AG...................      29,250       643,730
 *Walliser Kantonalbank.................         150        32,606
 Wmh Walter Meier Holding Ag, Zuerich...       1,000        51,829
 Zehnder Holding AG.....................         193       142,430
 Zschokke Holding SA, Geneve............         230        79,886
 *Zueblin Holding AG....................      10,093        71,127
 Zuger Kantonalbank.....................         545     1,079,275
 *Zuger Kantonalbank New Shares.........          45        87,374
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $26,142,712)....................                42,661,225
                                                      ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,229)......................       6,003       292,553
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $18,285).......................                    18,554
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fuchs Petrolub AG Oel & Chemie
   Preferred Rights 12/11/03............       6,003             0
 *Fuchs Petrolub AG Oel & Chemie Rights
   12/15/03.............................       6,003             0
                                                      ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                      ------------
TOTAL -- SWITZERLAND
  (Cost $26,427,226)....................                42,972,332
                                                      ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
GREECE -- (6.9%)
COMMON STOCKS -- (6.9%)
 *A. Cambas Holding & Real Estate SA....      36,750  $    103,084
 *AS Co. S.A............................      25,370        50,179
 Aegek..................................      99,835       238,153
 *Agrotiki Insurance S.A................      34,455       235,422
 Aktor Technical Co. S.A................     130,640       798,667
 Alco Hellas ABEE S.A...................      38,730        75,211
 *Alfa Alfa Energy S.A..................       3,810        33,431
 Alfa-Beta Vassilopoulos S.A............      12,732       205,429
 Alisida S.A............................       2,160         8,286
 *Allatini Industrial & Commercial Co...      15,370        35,006
 Alpha Leasing..........................      49,481       323,855
 *Alte Technological Co. S.A............      85,048       114,183
 *Altec Information & Communication
   Systems S.A..........................      80,278        77,947
 Alumil Milonas S.A.....................      27,516       136,554
 *Aluminum of Attica S.A................     104,982       128,361
 *Anek Lines S.A........................      60,821        96,967
 Arcadia Metal Industry C. Rokas S.A....      22,389       132,044
 *Aspis Bank............................      45,604       164,000
 *Aspis Pronia General Insurance S.A....      48,640        87,459
 *Astir Palace Vouliagmenis S.A.........      44,370       405,288
 Athens Medical Center S.A..............     104,974       212,661
 Athens Water Supply & Sewage Co.S.A....      53,245       404,657
 *Atlantic Super Market S.A.............      13,640        22,237
 Attica Enterprises S.A. Holdings.......     130,214       540,074
 Attica Publications S.A................      16,674        87,945
 Atti-Kat S.A...........................      88,984       123,734
 Autohellas S.A.........................      22,490       194,107
 Babis Vovos S.A........................      42,412       859,201
 *Balafas Construction Holdings S.A.....      15,200        24,051
 *Bank of Attica S.A....................     105,221       456,594
 *Bank of Greece........................       2,366       281,349
 Bank of Piraeus S.A....................     163,829     1,673,207
 Benrubi S.A............................       9,221       112,966
 *Betanet S.A...........................      11,220        57,834
 *Bitros Holdings S.A...................      19,302        69,182
 *Byte Computers S.A....................      17,230        69,398
 Chipita S.A............................      46,325       207,686
 Commercial Bank of Greece..............       1,960        41,304
 *Compucon Computer Applications S.A....      11,260        22,001
 *Computer Peripherals International
   S.A..................................       9,110        22,496
 *Cyclon Hellas S.A.....................      18,131        25,212
 *Daios Plastics S.A....................      16,350        64,285
 Delta Holdings S.A.....................      33,747       242,720
 Dionic SA..............................      12,948        15,987
 *Domiki Krittis S.A....................      11,820        63,193
 Edrassi C. Psallidas S.A...............      15,554        37,849
 Egnatia Bank S.A.......................     106,477       351,001
 El. D. Mouzakis S.A....................      31,653        59,191
 Elais Oleaginous Production S.A........      16,707       303,611
 *Elbisco Holding S.A...................      56,000       441,706
 Elektrak SA............................      14,040        35,680
 *Elektroniki of Athens S.A.............      21,560        82,702
 *Elgeka S.A............................      18,590       128,803
 Elmec Sport S.A........................      64,256       181,009
 *Elton S.A.............................       9,320        94,963
 *Etba Leasing S.A......................      17,297        43,127
 *Ethniki General Insurance Co. S.A.....      71,719       476,281
 *Etma Rayon S.A........................      11,242        19,540
 *Euro Reliance General Insurance.......      14,830        40,887
                                            SHARES       VALUE+
                                            ------       ------
 *Eurodrip S.A..........................      11,620  $     68,810
 *Euromedica S.A........................      33,300        83,028
 *Europaiki Techniki....................      32,750        34,940
 Everest S.A............................      30,730       116,404
 *Evrofarma S.A.........................       9,500        26,078
 *F.G. Europe SA Common Registered
   Shares...............................       4,536        20,118
 *Fanco S.A.............................      10,110        31,025
 *Forthnet S.A..........................      17,510       107,887
 Fourlis S.A............................      56,610       166,257
 Frigoglass S.A.........................      49,990       212,132
 *G.Polyhronos S.A......................      10,580        22,321
 *Galaxidi Fish S.A.....................      12,940        18,924
 General Construction Co. S.A...........      34,649       297,388
 General Commercial and Industry........      24,060        27,111
 *General Hellenic Bank.................      31,139       217,990
 Germanos S.A...........................      49,650     1,176,049
 *Gianoussis S.A........................      13,604        96,540
 Gnomon Construction S.A................      23,297        21,504
 Goody's S.A............................      17,740       266,668
 Halkor S.A.............................     121,226       273,195
 Hatziioannou S.A.......................      44,200       115,504
 Hellas Can Packaging Manufacturers
   S.A..................................      27,902       189,309
 Hellenic Cables S.A....................      26,908        46,125
 Hellenic Duty Free Shops S.A...........      65,840     1,163,340
 Hellenic Fabrics S.A...................      17,110        58,659
 Hellenic Sugar Industry S.A............      35,750       228,843
 Hellenic Technodomiki S.A..............     124,106       731,943
 Heracles General Cement Co.............      71,083       628,842
 Hermes Real Estate S.A.................      23,136       124,247
 *Hippotour S.A.........................      12,155        25,936
 Hyatt Regency S.A......................     105,000       964,134
 *Iaso S.A..............................      49,300       301,395
 *Iktinos Hellas S.A....................       6,500        23,375
 Inform P. Lykos S.A....................      20,610       110,188
 *Informatics SA........................      18,890        43,023
 *Intersat S.A..........................      19,392         7,206
 Intertech S.A..........................      12,236        48,990
 *Intracom Constructions S.A............      30,520        73,902
 Intracom S.A...........................     161,516     1,041,639
 *Ionian Hotel Enterprises..............      16,754       249,436
 *J Boutaris & Son Holding S.A..........      28,150        46,229
 J&P-Avax S.A...........................      91,496       541,812
 Kalpinis Simos Steel Service Center....      12,432        45,602
 Karelia Tobacco Co., Inc. S.A..........       2,160       137,282
 Kathimerini S.A........................      21,240       188,411
 Katselis Sons S.A......................       9,000        80,051
 *Kego S.A..............................      21,670        48,576
 *Kekrops S.A...........................       2,244        69,347
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............      10,368        38,777
 *Klonatex Group S.A. Bearer Shares.....      20,351        86,847
 *Kordellou Brothers S.A................      12,300        24,770
 *Kotsovolos SA.........................       2,872        12,256
 *Lambrakis Press S.A...................      94,120       595,710
 *Lampsa Hotel Co.......................      19,051       157,575
 Lavipharm S.A..........................      39,294        75,364
 *Lazarides Vineyards S.A...............      16,660        54,720
 Light Metals Industry..................      37,502       111,937
 *Logic Dis S.A.........................      77,230        78,691
 Loulis Mills S.A.......................      15,382        58,267
 *MLS Multimedia S.A....................       8,300        37,410
 Mailis (M.J.) S.A......................      90,804       333,078
 *Maritime Company of Lesvos S.A........      30,753        25,436

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 *Maxim Knitwear Factory C.M............      16,360  $     20,003
 *Medicon Hellas S.A....................       2,600        23,811
 Mesochoritis Bros. Construction Co.....      23,700        22,160
 Metka S.A..............................      36,270       195,650
 Michaniki S.A..........................      98,065       315,042
 Minerva Knitwear.......................       5,140        19,717
 *Minoan Lines S.A......................      77,309       164,957
 Mochlos S.A............................      46,265        44,368
 *Motor Oil (Hellas) Corinth Refineries
   S.A..................................     138,470     1,161,912
 Mytilineos Holdings S.A................      47,000       299,729
 *N. Levederis S.A......................       8,355         7,812
 N.B.G. Real Estate Development Co......     122,710       770,780
 *Naoussa Spinning Mills S.A............      21,832        91,074
 *Naytemporiki S.A......................      26,080       152,562
 *Neorion-Syro's Shipyards S.A..........      27,210       116,770
 *Nexans Hellas S.A.....................       3,003        10,475
 Nikas S.A..............................      25,287       203,698
 Notos Com.Holdings S.A.................      85,974       358,646
 *O. Daring Sain........................       7,760         4,093
 Pantechniki S.A........................      50,460       123,395
 *Pegasus Publishing & Printing S.A.....      58,590       176,988
 *Persefs S.A. Health Care..............      19,660       102,280
 *Persefs S.A. Health Care New Shares...       3,932        20,456
 Petros Petropoulos SA..................       7,360        52,936
 *Petzetakis S.A........................      22,560        67,879
 *Pilias S.A............................     103,584        52,151
 *Pipeworks L. Girakian Profil S.A......      11,730        18,279
 *Promota Hellas S.A....................      26,580        53,528
 *Proodeftiki Technical Co..............      32,257        32,867
 Rilken S.A.............................       1,982        18,627
 *Sanyo Hellas S.A......................      59,251       128,556
 Sarantis S.A...........................      43,940       166,443
 *Sato S.A..............................      28,850        35,275
 Selected Textile Industry Assoc. S.A...      44,649        63,691
 Sfakianakis S.A........................      13,390        47,029
 *Sheet Steel S.A.......................      25,850        19,832
 *Shelman...............................      38,042        68,403
 Silver and Baryte Ores Mining Co.
   S.A..................................      34,961       260,672
 Singular S.A...........................      54,600       149,881
 Spyroy Agricultural House S.A..........      22,258        33,352
 *Stabilton S.A.........................      27,530         2,640
 Strintzis Shipping Lines S.A...........     131,240       209,236
 Technical Olympic S.A..................     165,620       829,867
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      13,910        10,505
 Teletypos S.A. Mega Channel............      36,227       226,685
 Terna Tourist Technical & Maritime
   S.A..................................      57,450       512,368
 *Themeliodomi..........................      37,422       106,315
 Thrace Plastics Co. S.A................      45,500        64,905
 Uncle Stathis S.A......................      10,999        81,482
 Unisystems S.A.........................      41,820        97,755
 *Vardas S.A............................      13,780        54,511
 *Varvaressos S.A. European Spinning
   Mills................................       7,200        15,535
 Veterin................................      18,984        88,296
 Viohalco...............................     249,335     1,309,112
 Vioter S.A.............................      61,470       103,160
                                            SHARES       VALUE+
                                            ------       ------
 *Vis Container Manufacturing Co........       4,259  $     16,235
 Zampa S.A..............................         830        11,740
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $30,722,465)....................                33,364,636
                                                      ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,591)........................       3,196         9,961
                                                      ------------
TOTAL -- GREECE
  (Cost $30,731,056)....................                33,374,597
                                                      ------------
SWEDEN -- (6.3%)
COMMON STOCKS -- (6.3%)
 *ADCore AB.............................          50           107
 *Active Biotech AB Series A............       4,160        27,803
 *Active Biotech AB Series B............      20,080       150,146
 Addtech AB Series B....................      12,800        65,219
 *Alfaskop AB...........................       3,200           339
 Angpannefoereningen AB Series B........      10,800       165,800
 *#Anoto Group AB.......................      83,833       184,173
 Axfood AB..............................      49,500     1,100,569
 *#Axis AB..............................      42,700        88,722
 *B & N Bylock & Nordsjoefrakt AB Series
   B....................................      41,800        69,150
 Beiger Electronics AB..................      11,700       109,938
 Beijer AB Series B.....................      11,700       120,003
 Beijer Alma AB Series B................      10,400        89,464
 Bergman & Beving AB Series B...........      36,200       221,337
 #Biacore International AB..............       7,850       180,249
 Bilia AB Series A......................     116,725     1,421,198
 Billerud AB............................      38,800       575,112
 *Boliden AB............................      53,200       239,383
 *Bong Ljungdahl AB.....................       9,000        28,586
 *Boras Waefveri AB Series B............       8,600        40,860
 *Boss Media AB.........................      25,500        72,557
 *Capio AB..............................      48,100       350,115
 Capona AB..............................      19,000       143,328
 Carbo AB...............................      27,800       702,718
 Castellum AB...........................      39,900       844,881
 Cloetta AB Series B....................      15,600       355,104
 *Concordia Maritime AB Series B........      37,300        72,072
 *Connecta AB...........................         250           208
 D. Carnegie & Co. AB...................      62,000       562,063
 *Digital Illusions AB Series A.........       5,000        30,638
 *Doro Telefoni AB Series A.............       2,900         3,493
 Drott Series AB........................      85,400     1,497,534
 *Duroc AB Series B.....................       2,700         4,645
 *Elekta AB.............................      24,800       466,061
 *Enea Data AB Series B.................     440,000       142,666
 Eniro AB...............................      51,300       458,273
 Fagerhult AB...........................       2,900        37,612
 *Fagerlid Industrier AB................       8,600             0
 *#Finnveden AB.........................      57,000       338,707
 *Frontec AB Series B...................      18,200        13,007
 Getinge AB.............................     176,604     1,659,441
 Geveko AB Series B.....................       8,300       157,079
 *Glocalnet AB..........................     129,100        80,131
 Gorthon Lines AB Series B..............      41,800       106,767
 Gunnebo AB.............................      17,100       423,195
 HL Display AB Series B.................       4,200        58,363
 Haldex AB..............................      39,000       505,817
 Heba Fastighets AB Series B............       4,300        51,217
 Hexagon AB Series B....................       3,572        92,183
 *Hiq International AB..................      21,500        36,990
 Hoganas AB Series B....................      31,700       656,563

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 *IBS AB Series B.......................      65,200  $    114,763
 *Industrial & Financial Systems AB
   Series B.............................      29,700        30,462
 *Industrifoervaltnings AB Skandigen....      21,400        55,227
 *Intentia International AB Series B....      75,420        69,370
 *Intrum Justitia AB....................      52,600       263,136
 Karlshamns AB..........................      14,900       182,403
 Kinnevik Industrifoervaltnings AB
   Series B.............................      44,400     1,325,050
 Klippans Finpappersbruk AB.............       5,800        13,279
 *Klovern AB B Shares...................      23,226        50,410
 Kungsleden AB..........................      17,600       449,545
 *LGP Allgon Holding AB.................      41,280       244,749
 Lagercrantz Group AB Series B..........      12,800        38,962
 Lindex AB..............................      16,100       485,807
 Ljungberg Gruppen AB Series B..........       3,800        50,291
 *Lundin Petroleum AB...................     154,000       468,761
 *Mandator AB...........................       6,840         1,530
 *Meda AB Series A......................       6,625       114,858
 *#Medivir Series B.....................       4,900        68,739
 *#Micronic Laser Systems AB............      27,200       269,981
 *#Modern Times Group AB Series B.......      41,100       824,057
 NCC AB Series B........................      38,200       272,998
 *Net Insight AB Series B...............     111,400        19,903
 New Wave Group AB Series B.............       9,000       172,113
 Nibe Industrier AB.....................      12,200       196,980
 Nolato AB Series B.....................      42,840       273,842
 OEM International AB Series B..........       7,100        87,386
 #OMHEX AB..............................      78,100       878,563
 Observer AB............................     137,856       611,186
 Orc Software AB........................      10,500       126,454
 *Ortivus AB............................       5,900        24,596
 PEAB AB Series B.......................      62,600       339,673
 Pandox Hotelfastigheter AB.............      20,100       289,952
 *Partnertech AB........................       3,800        17,350
 *Pergo AB..............................      43,300        87,103
 Poolia AB Series B.....................      18,150        55,727
 *Prevas AB Series B....................      16,000        19,693
 *Pricer AB Series B....................      91,000         6,744
 *Proact It Group AB....................      15,000        48,438
 Proffice AB............................      72,800       202,327
 *Protect Data AB.......................       6,500        23,226
 *PyroSequencing AB.....................      21,500        33,860
 *#Q-Med AB.............................      20,000       423,499
 *Readsoft AB Series B..................      17,800        27,797
 Rottneros Bruk AB......................     366,600       409,970
 SSAB Swedish Steel Series A............      60,300       993,550
 SSAB Swedish Steel Series B............      17,100       270,437
 Sardus AB..............................       5,700        75,813
 *Scribona AB Series A..................      40,100        71,113
 *Scribona AB Series B..................      31,700        57,056
 *Semcon AB.............................      18,300        39,235
 *Sigma AB Series B.....................      25,800        13,214
 *Skistar AB............................       5,600       138,590
 *Song Network Holding..................      43,845       356,860
 Sweco AB Series B......................      23,450       204,828
 *Switchcore AB.........................      72,020        37,363
 TV 4 AB Series A.......................       7,000       134,329
 #Teleca AB Series B....................      41,200       212,104
 *Telelogic AB..........................     162,400       270,807
 *Ticket Travel Group AB................       4,500         5,777
 Trelleborg AB Series B.................      75,400     1,167,509
 *WM-Data AB Series B...................     275,800       558,455
 Wallenstam Byggnads AB Series B........      16,700       363,568
 *Wedins Norden AB Series B.............     280,000        72,260
                                            SHARES       VALUE+
                                            ------       ------
 *Westergyllen AB Series B..............       4,300  $     29,877
 Whilborg Fastigheter AB Class B........      57,960       690,357
 *Wilh. Sonesson AB Series A............       4,160         8,809
 *Wilh. Sonesson AB Series B............       4,160         8,919
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $21,256,079)....................                30,353,176
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pricer AB Rights 12/09/03
   (Cost $0)............................      91,000           602
                                                      ------------
TOTAL -- SWEDEN
  (Cost $21,256,079)....................                30,353,778
                                                      ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 *AFC Ajax NV...........................      10,787        65,300
 AM NV..................................      63,300       469,693
 *#ASM International NV.................      35,850       678,994
 Aalberts Industries NV.................      25,910       661,556
 Accell Group NV........................       5,010       135,126
 *Airspray NV...........................       3,800        83,815
 Arcadis NV.............................      14,000       152,717
 *Atag Group NV.........................       4,630         1,609
 Athlon Groep NV........................      34,250       574,788
 Batenburg Beheer NV....................       3,000       100,333
 *Begemann Groep NV.....................      11,909        57,102
 *Begemann Groep NV Series B............      13,451         9,352
 *Beter Bed Holding NV..................       4,900        48,165
 Boskalis Westminster NV................      51,300     1,271,708
 *Brunel International NV...............      12,000        78,397
 Buhrmann NV............................      99,080       752,999
 *Copaco NV.............................       7,000        26,432
 *Crucell NV............................      26,050       129,279
 Delft Instruments NV...................      13,336       229,402
 *#Draka Holding NV.....................      14,287       257,920
 *Econosto NV...........................      17,305        28,004
 Eriks Group NV.........................       9,032       303,044
 *Exact Holding NV......................      16,800       427,945
 Fornix Biosciences NV..................       2,531        40,534
 *Fox Kids Europe NV....................      56,900       402,424
 Gamma Holding NV.......................      15,705       652,320
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      12,000       194,193
 *#Getronics NV.........................     240,180       495,205
 Grolsche NV............................      32,100       875,399
 Grontmij NV............................       2,053        51,951
 #Hagemeyer NV..........................      75,500       208,158
 Heijmans NV............................      15,477       320,033
 ICT Automatisering NV..................       5,800        80,094
 #Imtech NV.............................      28,645       631,809
 *Ispat International NV................      65,245       453,622
 KLM (Koninklijke Luchtvaart Mij) NV....      24,800       392,117
 Kas Bank NV............................      42,888       797,897
 *Kendrion NV...........................      21,454       106,213
 Koninklijke Bam NV.....................      25,037       655,472
 Koninklijke Frans Maas Groep NV........      12,349       373,777
 Koninklijke Nedlloyd NV................      23,472       777,973
 #Koninklijke Ten Cate NV...............      11,088       470,119
 Koninklijke Vendex KBB NV..............      68,200       884,568
 #Koninklijke Vopak NV..................      43,400       780,370
 *#Laurus NV............................     416,097       673,361
 MacIntosh NV...........................      15,590       271,912
 *Maverix Capital NV....................       1,500        68,327
 *NH Hoteles............................      21,703       254,956
 #NV Holdingsmij de Telegraaf...........      38,050       812,796

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 Nederlandsche Apparatenfabriek.........      14,000  $    322,217
 *New Skies Satellites NV...............      94,650       654,660
 Nutreco Holding NV.....................      24,583       670,403
 Oce NV.................................      60,200       860,186
 Opg Groep NV Series A..................      10,100       385,733
 *#Petroplus International NV...........      22,363       173,442
 *Pinkroccade NV........................      16,700       200,587
 Randstad Holdings NV...................      42,700       852,239
 Reesink NV.............................       2,050       119,183
 Roto Smeets de Boer NV.................       2,640        82,597
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................      40,800       110,043
 *SNT Groep NV..........................       9,400       141,977
 *Samas-Groep NV, Zaandam...............      24,184       127,846
 *Scala Business Solutions NV...........      12,100        44,674
 *Semiconductor Industries NV...........      21,900       161,188
 Sligro Food Group Beheer...............      14,528       426,669
 Smit Internationale NV.................      20,578       604,103
 Stern Groep NV.........................       1,236        43,560
 Stork NV...............................      22,700       440,003
 *Textielgroep Twenthe NV...............       1,000         2,997
 *Tulip Computers NV....................      53,860        17,432
 Twentsche Kabel Holding NV.............      18,244       413,334
 United Services Group NV...............      15,565       314,390
 Univar NV..............................       7,050       111,976
 Van Der Mollen Holding NV..............      57,660       411,255
 Vedior NV..............................      74,880     1,133,675
 *Versatel Telecom International NV.....     336,600       685,934
 *Wegener Arcade NV ....................      70,830       596,887
                                                      ------------
TOTAL -- NETHERLANDS
  (Cost $19,502,763)....................                28,378,470
                                                      ------------
SPAIN -- (5.4%)
COMMON STOCKS -- (5.4%)
 #Abengoa SA............................      56,900       402,424
 Adolfo Dominguez SA....................       3,700        64,400
 Aldeasa SA.............................      13,200       307,128
 *Amper SA..............................      56,800       260,775
 *Avanzit SA............................      17,275        54,669
 *#Azkoyen SA...........................      52,500       257,396
 Banco de Andalucia.....................       9,800       822,325
 Banco de Credito Balear SA.............      35,424       721,882
 Banco de Valencia SA...................     188,053     3,345,288
 Banco Guipuzcoano SA...................      21,194       495,412
 Banco Pastor SA........................      34,300     1,008,170
 *Baron de Ley SA.......................       4,200       188,195
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................       7,500       543,921
 Campofrio Alimentacion SA..............      92,800     1,007,849
 Cementos Portland SA...................      16,881       910,605
 Compania de Distribucion Integral
   Logista SA...........................      29,600       830,285
 Cortefiel SA...........................      49,200       415,790
 *Dogi International Fabrics SA.........       4,000        17,981
 Elecnor SA.............................      18,300       743,653
 *Ercros SA.............................     100,518        44,583
 *Espanola del Zinc SA..................      29,250        52,945
 *Estacionamientos Urbanos SA...........       4,200             0
 #Europistas Concesionaria Espanola
   SA...................................     174,940     1,042,233
 Faes Farma SA..........................      27,111       384,784
 Funespana SA...........................       4,500        27,511
 Grupo Empresarial Ence SA..............      16,040       324,945
 *#Grupo Picking Pack SA................     145,775        83,877
 Hullas del Coto Cortes.................       8,666       105,959
                                            SHARES       VALUE+
                                            ------       ------
 Iberpapel Gestion SA...................       6,700  $    122,881
 Inbesos SA.............................       8,050        31,941
 *Indo Internacional SA.................      33,600       149,025
 Indra Sistemas SA......................      75,200       905,948
 Inmobiliaria Colonial SA ICSA..........      35,200       754,448
 Inmobiliaria del Sur SA................         331        54,755
 *Inmobiliaria del Sur SA Issue 2003....          47         7,775
 Inmobiliaria Urbis SA..................      80,282       731,394
 *LSB (La Seda de Barcelona SA) Series
   B....................................      25,200        54,676
 Lingotes Especiales SA.................      22,080       126,781
 *Mecalux SA............................       9,500        39,288
 Metrovacesa SA.........................      14,187       432,144
 *Nicolas Correa SA.....................      15,750        53,808
 Obrascon Huarte Lain SA................      53,992       345,613
 *Parques Reunidos SA...................      15,300       114,078
 Pescanova SA...........................      26,443       405,416
 Prosegur Cia de Seguridad SA...........      38,800       637,194
 Recoletos Grupo de Comunicacion SA.....      82,300       695,518
 *SOS Cuetara SA........................      10,400       263,671
 *Sogecable SA..........................      34,600     1,032,749
 #Sol Melia SA..........................     112,700       801,121
 Tavex Algodonera SA....................      31,944       125,215
 *Tecnocom Telecomunicaciones y Energia
   SA...................................       6,300        33,757
 *#Tele Pizza SA........................     122,900       206,253
 Transportes Azkar, SA..................      26,700       162,910
 Tubacex SA.............................      73,130       125,358
 Unipapel SA............................      34,946       627,103
 *Unipapel SA Shares Issue..............       6,989       125,417
 #Uralita SA............................     112,831       988,702
 Vidrala SA, Alava......................      47,040       670,453
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      97,492       816,894
                                                      ------------
TOTAL -- SPAIN
  (Cost $14,981,913)....................                26,107,271
                                                      ------------
FINLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
 Alandsbanken AB Series B...............       1,700        39,534
 *Aldata Solutions Oyj..................      56,965       132,474
 Alma Media Oyj.........................       7,797       261,233
 *Amanda Capital Oyj....................      51,210        11,050
 Amer-Yhtymae Oyj Series A..............      22,120       925,401
 *Aspo P.L.C............................       7,050       117,892
 Aspocomp Group P.L.C...................      12,738       157,274
 *Basware Oyj...........................       7,050        46,481
 *Benefon Oy............................       1,900           934
 *Biotie Therapies Oyj..................      39,754        38,600
 Capman Oyj Series B....................      12,485        27,238
 *#Comptel Oyj..........................      92,066       257,143
 Elcoteq Network Corp...................      16,210       322,560
 *Elektrobit Group Oyj..................     571,957       377,090
 *Elisa Communications Corp.............      74,525     1,022,885
 *Eq Online Oyj.........................       7,100        18,384
 *Evox Rifa Group Oyj...................      51,210         8,594
 *#F-Secure Oyj.........................     124,968       212,719
 Finnair Oyj............................      77,910       501,518
 Finnlines Oyj..........................      30,280     1,041,372
 #Fiskars Oy AB Series A................      32,370       422,950
 HK Ruokatalo Oy Series A...............      16,370       130,494
 #Huhtamaki Van Leer Oyj................      92,100     1,017,911
 Ilkka-Yhtyma Oyj.......................       1,890        67,968
 #J.W. Suominen Yhtyma Oy...............      11,970        95,419

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 Jaakko Poyry Group Oyj.................      12,500  $    329,649
 KCI Konecranes International Oyj.......      13,800       443,998
 Kemira Oyj.............................     118,400     1,298,650
 Kesko Oyj..............................      32,060       557,251
 Laennen Tehtaat Oy.....................       3,930        55,166
 Lassila & Tikanoja Oyj.................      14,350       471,671
 Lemminkainen Oy........................      14,600       358,778
 Martela Oy.............................         530         8,675
 Metsaemarkka Oyj Series B..............         700         5,454
 New Kyro Corp. Oyj.....................      36,470       349,740
 Nokian Renkaat Oyj.....................       9,700       759,284
 Nordic Aluminium Oy....................       1,900        18,335
 *Okmetic Oyj...........................       9,794        41,091
 Okobank Class A........................      33,440       709,110
 Olvi Oyj Series A......................       3,320        57,269
 Orion-Yhtyma Oyj Series A..............      20,590       459,080
 Orion-Yhtyma Oyj Series B..............      30,460       681,335
 Outokumpu Oyj Series A.................      21,100       282,018
 Oy Stockmann AB Series B...............      24,300       583,454
 PK Cables Oyj..........................       4,760       128,669
 #Perlos P.L.C. Warrants 04/04/04.......      47,791       361,489
 Pohjola Group P.L.C. Series D..........      46,185     1,137,158
 *Polar Real Estate Corp. Series K......     154,810       142,892
 Ponsse Oyj.............................       6,300       136,313
 *Proha Oyj.............................      30,082        27,406
 Raisio Group P.L.C. Series V...........     118,423       191,641
 Rakentajain Koneuvokrammo Oy...........      10,260        70,965
 *Ramirent Oyj..........................       5,420        93,883
 Rapala VMC Oyj.........................      30,970       197,502
 *Rautaruukki Oyj Series K..............     126,380       931,693
 Rocla Oy...............................       1,300        10,753
 *Saunalahti Group Oyj..................      92,364       117,362
 *Scanfil Oyj...........................      55,249       390,747
 Sponda Oyj.............................      71,121       549,891
 Stockmann Oyj AB.......................      20,480       491,489
 *Stonesoft Corp........................      49,279        40,169
 *Suominen Corp. Issue 2003 Shares......       5,985        42,687
 *Sysopen P.L.C.........................       7,720        39,330
 Talentum Oyj...........................      18,300       103,541
 *Tecnomen Holding Oyj..................      36,470        53,773
 Teleste Corp. Oyi......................      11,499        81,326
 Uponor Oyj Series A....................      34,000       988,348
 *Vacon Oyj.............................      12,497       145,310
 Vaisala Oy Series A....................      12,650       356,351
 Viking Line AB.........................       3,240        89,756
 #Wartsila Corp. Oyj Series B...........      40,160       746,182
 Yit-Yhtymae Oyj........................      26,854       856,269
                                                      ------------
TOTAL -- FINLAND
  (Cost $15,188,165)....................                23,248,021
                                                      ------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Aker Kvaerner ASA.....................      67,930     1,124,959
 Aktiv Kapital ASA......................      48,017       436,298
 Arendals Fosse Kompani ASA.............         100         8,354
 *Avantor Financial Corp................      13,270       115,227
 *Blom ASA..............................      18,367         3,311
 #Bonheur ASA...........................       9,800       213,998
 *C. Tybring-Gjedde ASA.................   1,451,452        53,179
 *Choice Hotel Scandinavia ASA..........      27,740        74,803
 *Corrocean ASA.........................      19,321         8,070
 *DOF ASA...............................      97,006       181,972
 Den Norske Oljeselkapet................      85,320       325,103
 *#EDB Elektronisk Data Behandling
   ASA..................................     137,617       780,512
                                            SHARES       VALUE+
                                            ------       ------
 Ekornes ASA............................      52,390  $    905,998
 *#Eltek ASA............................      40,842       298,080
 *Expert ASA............................      48,758       242,953
 Farstad Shipping ASA...................      60,790       512,267
 *Fjord Seafood ASA.....................     629,483       302,590
 *#Fred Olsen Energy ASA................      91,600       322,184
 Ganger Rolf ASA........................       6,690       127,458
 *Gresvig ASA...........................       4,590        16,884
 *Hafslund ASA..........................      58,700       302,815
 *Home Invest ASA.......................      15,077        11,048
 *Industrifinans Naeringseiendom ASA....       7,582        11,112
 *Kenor ASA.............................     175,716       157,601
 #Kongsberg Gruppen ASA.................      45,600       681,650
 #Kverneland ASA........................      16,160       168,150
 *Merkantildata ASA.....................     320,521       230,170
 *Natural ASA...........................      10,143        63,622
 *#Nera ASA.............................     187,753       398,980
 *Nordic VLSI ASA.......................       5,000        52,759
 *#Ocean Rig ASA........................      66,031       109,351
 #Odfjell ASA Series A..................      24,910       489,187
 Olav Thon Eiendomsselskap ASA..........       8,320       347,508
 *P4 Radio Hele Norge ASA...............      32,200        17,932
 *#Photocure ASA........................      26,690       176,018
 Prosafe ASA............................      51,530       977,972
 #Rieber and Son ASA Series A...........      63,654       471,101
 Schibsted ASA..........................      96,160     1,634,741
 *Sinvest ASA...........................     270,349         3,566
 #Smedvig ASA Series A..................      83,580       563,452
 *Software Innovation ASA...............      13,423        40,327
 Solstad Offshore ASA...................      54,100       329,035
 *Steen and Stroem ASA..................      19,512       353,155
 *Storebrand ASA........................     183,330     1,120,382
 *Tandberg ASA Series A.................     200,080     1,451,461
 *#Tandberg Data ASA....................      58,950       161,556
 *Tandberg Storage ASA..................      48,450        10,367
 *Tandberg Television ASA...............      76,230       318,396
 *Telecomputing ASA.....................      44,963        74,461
 *#Tgs-Nopec Geophysical Co. ASA........      34,410       403,433
 Tomra Systems ASA......................     271,280     1,538,599
 *Unit 4 Agresso NV.....................       4,620        46,718
 Veidekke ASA...........................      21,846       168,085
 Visma ASA..............................      47,393       475,775
 Wilhelmshaven (Wilhelm), Ltd. ASA......      28,000       718,113
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $17,368,700)....................                20,132,798
                                                      ------------
BONDS -- (0.0%)
Aker RGI Holding ASA
 ***4.660%, 12/05/03
   (Cost $297,547)......................       2,010       176,761
                                                      ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $1,415)........................                     1,423
                                                      ------------
TOTAL -- NORWAY
  (Cost $17,667,662)....................                20,310,982
                                                      ------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 #AS Dampskibsselsk Torm................      19,830       466,467
 Aarhus Oliefabrik A.S. Aeries A........       4,350       220,072
 *Alm. Brand A.S........................      24,360       525,930
 #Amagerbanken A.S......................       2,394       235,288
 Ambu International A.S. Series B.......         150        15,709
 Amtssparekassen Fyn A.S................       1,968       221,640

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 Bang & Olufsen Holding A.S.
   Series B.............................      13,387  $    506,870
 Brodrene Hartmann A.S. Series B........       5,865       123,790
 Bryggerigruppen A.S....................       6,015       334,349
 Christian Hansen Holding A.S.
   Series B.............................      10,030       555,911
 *#Codan A.S............................      43,400     1,363,546
 DFDS A.S., Copenhagen..................       8,710       252,602
 DSV, De Sammensluttede Vognmaend
   A.S..................................      22,630       886,005
 Dalhoff, Larsen & Hornemann A.S.
   Series B.............................       1,370        54,742
 Danware................................       4,185        65,742
 DiskontoBanken A.S.....................         535        94,387
 #East Asiatic Co., Ltd.................      22,723       867,680
 Edb Gruppen A.S........................       3,230        62,450
 *FLS Industries........................      54,980       589,077
 *Fimiston Resources & Technology
   Ltd..................................         400         3,512
 Fluegger A.S. Series B.................       2,338       108,865
 *Foras Holding A.S. Series A...........       7,082        65,610
 Forstaedernes Bank.....................       3,547       169,732
 *GN Great Nordic A.S...................     210,980     1,339,316
 *Genmab A.S............................      25,029       217,762
 *Glunz & Jensen A.S....................       1,470        11,369
 H&H International A.S. Series B........       1,000       191,731
 *Harboes Bryggeri A.S..................         260        51,107
 Hojgaard Holding A.S. Series B.........       2,500        60,419
 *IC Co. A.S............................       3,510        24,318
 *Incentive A.S.........................       3,575        10,656
 *Junckers (F.) Industrier A.S..........         860         8,175
 *Jyske Bank A.S........................      37,760     1,794,732
 Kjobenhavns Sommer Tivoli A.S..........         190        41,633
 Koebenhavns Lufthavne..................       9,910     1,093,729
 Kompan A.S.............................         230        25,384
 NKT Holding A.S........................      27,245       502,618
 *NTR Holdings A.S......................       1,130         6,918
 *#Neg Micon A.S........................      29,108       314,219
 *Neurosearch A.S.......................       7,710       207,451
 Per Aarsleff A.S. Series B.............       1,545        46,301
 *Pharmexa A.S..........................       3,235        16,679
 *#RTX Telecom A.S......................       8,400        78,497
 Radiometer A.S. Series B...............       9,188       618,789
 Ringkjobing Bank.......................       1,670       100,362
 *Ringkjobing Landbobank................       1,400       322,559
 Rockwool, Ltd..........................       3,820        93,552
 *SAS Danmark A.S.......................      34,300       339,872
 Sanistal A.S. Series B.................       1,786        86,327
 Satair A.S.............................       1,350        23,491
 Schouw & Co. A.S.......................      13,585       227,635
 Simcorp A.S............................       5,240       195,869
 Sjaelso Gruppen A.S....................       2,388       159,672
 *Sondagsavisen A.S.....................      21,165        85,252
 Spar Nord Holding......................       4,973       394,211
 Sydbank A.S............................       8,172       979,596
 *TK Development........................      12,478        34,177
 Thrane & Thrane A.S....................       4,208       113,902
 *Topdanmark A.S........................      28,300     1,431,732
 Treka A.S..............................       8,498       134,180
 VT Holdings Shares B...................       3,130       132,631
 Vestas Wind Systems A.S................      27,377       412,423
                                            SHARES       VALUE+
                                            ------       ------
 Vestjysk Bank A.S......................       1,080  $    288,157
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       2,102        46,398
                                                      ------------
TOTAL -- DENMARK
  (Cost $14,772,800)....................                20,053,777
                                                      ------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Abfin SA..............................       2,560             0
 Ackermans & Van Haaren SA..............      24,280       520,980
 *Arinso International NV...............      10,630       152,272
 BMT NV.................................       2,040       194,409
 Banque Nationale de Belgique...........         710     3,045,216
 Barco (New) NV.........................       8,970       711,282
 Bekaert SA.............................      14,610       817,874
 Brantano NV............................       2,060        66,920
 *Brederode SA..........................      12,180       228,643
 CFE (Compagnie Francois
   d'Entreprises).......................       2,080       501,163
 Carrieres Unies Porphyre...............          20        29,944
 Cie Martime Belge SA...................       5,320       315,034
 Cofinimmo SA...........................       6,423       829,996
 Commerciale de Brasserie SA COBRHA.....         115        96,497
 #D'Ieteren SA..........................       3,830       815,382
 Deceuninck SA..........................      63,700     1,947,148
 *Docpharma SA NV.......................       2,950        94,594
 *Duvel Moorgat NV......................       3,870       101,178
 *EVS Broadcast Equipment SA............       1,100        44,832
 *Exmar NV..............................       3,080       123,684
 Floridienne NV.........................       2,033       118,195
 Glaces de Moustier-sur-Sambre SA.......      13,370       405,642
 Immobel (Cie Immobiliere de Belgique
   SA)..................................       4,600       182,518
 *Ion Beam Application SA...............      17,780        86,319
 *Ipso-Ilg SA...........................       5,990        43,082
 *Kinepolis Group NV....................       5,020        90,264
 Melexis NV.............................      33,050       369,238
 Metiers Automatiques Picanol...........      16,120       390,333
 *Neuhaus NV............................         544        20,222
 Nord-Sumatra Investissements SA........         650       153,497
 Omega Pharma SA........................      20,170       567,948
 Papeteries de Catala SA................         315        35,872
 *Quick Restaurants SA..................      14,000       149,361
 *#Real Software SA.....................      10,280         8,996
 Recticel SA............................      20,220       185,422
 Resilux NV.............................       1,350       102,518
 Rosier SA..............................         655        72,785
 Roularta Media Groep...................       7,160       330,355
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....       1,545       250,024
 *Sait Radioholland.....................       7,313        45,585
 Sapec SA...............................       3,635       196,299
 *Sapec SA VVPR.........................          75            70
 Sioen Industries.......................      15,500       138,423
 Societe Belge Des Betons SA............       8,500       311,788
 *Solvus SA.............................      38,344       471,590
 *Solvus SA Interim Strip VVPR..........      18,176           218
 Spector Photo Group SA.................       3,688        52,830
 *Systemat SA...........................       2,450        11,131
 *#Telindus Group SA....................      28,800       249,258
 Ter Beke NV............................       2,281       139,449
 Tessenderlo Chemie.....................      19,550       615,405
 UNIBRA.................................       1,600       133,298
 *Ubizen................................      14,300        15,256

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CONTINUED

                                            SHARES       VALUE+
                                            ------       ------
 *Umicore-Strip VVPR....................         456  $        295
 #Union Miniere SA......................       9,586       640,047
 VPK Packaging Group SA.................       6,345       197,373
 Van de Velde NV........................       1,960       225,552
 Warehouses de Pauw Sicafi..............       4,998       188,664
                                                      ------------
TOTAL -- BELGIUM
  (Cost $12,202,800)....................                17,832,170
                                                      ------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 *Austria Email AG......................         715         2,040
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......      27,880       217,233
 BBAG Oesterreichische Brau-
   Beteiligungs AG......................       7,984     1,181,876
 BWT AG.................................      13,530       213,925
 Bank Fuer Kaernten und Steiermark AG...         520        60,059
 Bohler Uddeholm AG.....................       9,020       583,118
 Brau Union Goess-Reinighaus AG.........      10,720     1,627,879
 *Ca Immobilien Invest AG...............      22,003       501,663
 Constantia-Iso Holding AG..............      15,000       152,837
 Constantia-Verpackungen AG.............       6,000       100,693
 Flughafen Wien AG......................      14,792       629,469
 *Immofinanz Immobilien Anlagen AG......     165,130     1,243,097
 #Lenzing AG............................       3,424       491,301
 Manner (Josef) & Co. AG................         870        34,415
 Mayr-Melnhof Karton AG.................       9,840     1,054,631
 Oberbank AG............................       3,555       303,416
 Palfinger AG...........................       7,610       199,869
 *RHI AG, Wien..........................      18,559       292,995
 *Readymix Kies-Union AG................         500        40,157
 Rosenbauer International AG............         850        43,773
 *Sparkassen Immobilien.................      24,880       225,770
 Ubm Realitaetenentwicklung AG..........         360        31,718
 #Uniqa Versicherungen AG...............      79,223       749,286
 *VA Technologie AG.....................      11,400       316,902
 Voestalpine AG.........................      30,095     1,188,692
 Wienerberger AG........................      63,642     1,611,991
 *Wolford AG............................       4,100        88,466
                                                      ------------
TOTAL COMMON STOCKS
  (Cost $8,758,421).....................                13,187,271
                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
 *Jenbacher AG Rights 03/31/08
   (Cost $0)............................       7,860             0
                                                      ------------
TOTAL -- AUSTRIA
  (Cost $8,758,421).....................                13,187,271
                                                      ------------
IRELAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 Abbey P.L.C............................      25,557       196,069
 *Arcon International Resources P.L.C...     143,750         7,237
 *Ardagh P.L.C..........................      14,262        12,019
 *Barlo Group P.L.C.....................     182,053        82,928
 DCC P.L.C..............................      91,965     1,207,136
 *Dragon Oil P.L.C......................     104,167        57,439
 *Elan Corp. P.L.C......................     154,046       830,964
 Fyffes P.L.C...........................     380,502       702,420
 Glanbia P.L.C..........................     321,765       755,987
 *Grafton Group P.L.C...................     253,939     1,628,556
 Greencore Group P.L.C..................     213,126       779,212
 Heiton Holdings P.L.C..................      51,677       229,202
 IAWS Group P.L.C.......................     105,879     1,186,700
 IFG Group P.L.C........................      37,599        43,268
 IWP International P.L.C................      39,611        14,245
                                            SHARES       VALUE+
                                            ------       ------
 Independent News & Media P.L.C.........     618,550  $  1,497,771
 *Iona Technologies P.L.C...............      21,281        98,214
 Irish Intercontental Group P.L.C.......      18,872       228,485
 Jurys Hotel Group P.L.C................      69,061       836,130
 Kingspan Group P.L.C...................     183,188       878,368
 McInerney Holdings P.L.C...............      33,991       165,835
 Paddy Power P.L.C......................      49,663       415,535
 Readymix P.L.C.........................     109,762       243,413
 Ryan Hotels P.L.C......................      68,061        85,666
 United Drug P.L.C......................     188,448       535,376
 Waterford Wedgwood P.L.C...............     806,657       270,749
                                                      ------------
TOTAL -- IRELAND
  (Cost $9,498,217).....................                12,988,924
                                                      ------------
PORTUGAL -- (1.6%)
COMMON STOCKS -- (1.6%)
 *Corticeira Amorim Sociedad Gestora
   Participacoes Sociais SA.............     194,100       211,732
 *EFACEC (Empresa Fabril de Maquinas
   Electricas)..........................      20,200        77,485
 *Ibersol SGPS SA.......................      14,462        67,263
 *Impresa Sociedade Gestora de
   Participacoes Socias SA..............     163,000       679,964
 *Impresa Sociedade Gestora de
   Participacoes Socias SA New Shares...      27,166       113,325
 *Investimentos Participacoes e Gestao
   SA Inapa.............................      43,702       137,777
 *Jeronimo Martins (Estabelecimentos
   Jeronimo Martins & Filho
   Administracao e Participacoes
   Financeiros SA)......................     130,000     1,371,341
 *Mota-Engil SGPS SA....................     250,900       448,132
 *Novabase SGPS.........................      56,005       399,451
 *Portucel-Empresa Produtora de Pasta de
   Papel SA.............................     466,977       778,090
 *Sag Gest -- Solucoes Automovel Globais
   SGPS SA..............................     235,500       409,334
 *Salvador Caetano -- Industrias
   Metalurgicas e Veiculos de Transporte
   SA...................................      54,900       197,430
 *Sociedad Construcoes Soares da Costa
   SA...................................      19,200        44,190
 *Sociedade de Investimento e Gestao
   SGPS SA..............................     160,396       721,015
 *Sonae SGPS SA.........................   1,079,900       906,152
 *Sonaecom SGPS SA......................     321,175       885,501
 *Teixeira Duarte Engenharia e
   Construcoes SA.......................     609,000       562,118
                                                      ------------
TOTAL -- PORTUGAL
  (Cost $6,340,397).....................                 8,010,300
                                                      ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $463,597)......................                   475,138
                                                      ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *InFocus Corp.
   (Cost $190,357)......................      10,455        82,804
                                                      ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $7,627)........................                     8,306
                                                      ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                             FACE
                                            AMOUNT       VALUE+
                                            ------       ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (8.8%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $4,625,000 FHLB
   Notes 1.875%, 02/15/05, valued at
   $4,659,688) to be repuchased at
   $4,590,314
   (Cost $4,590,000)....................  $    4,590  $  4,590,000
 Repurchase agreements in a Pooled Cash
   Account, Mizuho Securities USA,
   1.05%, 12/01/03 (Collateralized by
   $54,183,000 U.S. Treasury
   Obligations, rates ranging from
   2.976% to 5.625%, maturities ranging
   from 02/15/06 to 11/15/25, valued at
   $38,000,919) to be repurchased at
   $38,004,244
   (Cost $38,000,919){::}...............      38,001    38,000,919
                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $42,590,919)....................                42,590,919
                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $366,549,627)++.................              $485,434,900
                                                      ============

--------------------

  +  See Note B to Financial Statements.
{::} Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
*** Rates shown are the rates as of November 30, 2003, and maturities shown are the next interest readjustment date.
 ++  The cost for federal income tax purposes is $363,107,669

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                THE JAPANESE  THE PACIFIC RIM   THE UNITED    THE CONTINENTAL
                                   SMALL           SMALL       KINGDOM SMALL       SMALL
                                  COMPANY         COMPANY         COMPANY         COMPANY
                                   SERIES         SERIES          SERIES          SERIES
                                ------------  ---------------  -------------  ---------------
ASSETS:
Investments at Value
  (including $77,128, $12,625,
  $0 and $44,951 of securities
  on loan, respectively)......    $407,950       $183,343        $279,211        $521,099
Cash..........................          16             15              15              16
Receivables:
  Dividends, Interest and Tax
    Reclaims..................         348            239             440           1,323
  Investment Securities
    Sold......................          --             --              --             626
Prepaid Expenses and Other
  Assets......................          61             --               3              --
                                  --------       --------        --------        --------
    Total Assets..............     408,375        183,597         279,669         523,064
                                  --------       --------        --------        --------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................      80,709         15,927              --          47,673
  Due to Advisor..............          25             13              15              38
  Investment Securities
    Purchased.................       6,884            648          47,127             501
Accrued Expenses and Other
  Liabilities.................          67             51              51              69
                                  --------       --------        --------        --------
    Total Liabilities.........      87,685         16,639          47,193          48,281
                                  --------       --------        --------        --------
NET ASSETS....................    $320,690       $166,958        $232,476        $474,783
                                  ========       ========        ========        ========
Investments at Cost...........    $523,531       $193,037        $228,509        $374,661
                                  ========       ========        ========        ========

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                THE JAPANESE  THE PACIFIC RIM   THE UNITED    THE CONTINENTAL
                                   SMALL           SMALL       KINGDOM SMALL       SMALL
                                  COMPANY         COMPANY         COMPANY         COMPANY
                                   SERIES         SERIES          SERIES          SERIES
                                ------------  ---------------  -------------  ---------------
ASSETS:
Investments at Value
  (including $70,102, $14,329,
  $0 and $35,965 of securities
  on loan, respectively)......    $357,956       $174,033        $164,366        $485,435
Cash..........................          16             15              16              16
Receivables:
  Investment Securities
    Sold......................         225              2              --              66
  Dividends, Interest, and Tax
    Reclaims..................       1,019            233             338           1,153
  Securities Lending Income...          --             19              --              --
  Fund Shares Sold............          --             --             152              --
                                  --------       --------        --------        --------
    Total Assets..............     359,216        174,302         164,872         486,670
                                  --------       --------        --------        --------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................      73,727         16,984              --          38,001
  Investment Securities
    Purchased.................       1,714            490           3,908             153
  Due to Advisor..............          24             13              13              36
Accrued Expenses and Other
  Liabilities.................          52             50              34              73
                                  --------       --------        --------        --------
    Total Liabilities.........      75,517         17,537           3,955          38,263
                                  --------       --------        --------        --------
NET ASSETS....................    $283,699       $156,765        $160,917        $448,407
                                  ========       ========        ========        ========
Investments at Cost...........    $490,771       $188,619        $124,176        $366,550
                                  ========       ========        ========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                  THE         THE      THE UNITED      THE
                                JAPANESE  PACIFIC RIM   KINGDOM    CONTINENTAL
                                 SMALL       SMALL       SMALL        SMALL
                                COMPANY     COMPANY     COMPANY      COMPANY
                                 SERIES     SERIES       SERIES      SERIES
                                --------  -----------  ----------  -----------
INVESTMENT INCOME
Dividends (Net of Foreign
  Taxes Withheld of $354,
  $142, $408 and $1,105
  respectively)...............  $  3,107    $ 4,363     $ 4,062     $  7,905
Interest......................        54         34          28          240
Income from Securities
  Lending.....................       717        133          --          555
                                --------    -------     -------     --------
    Total Investment Income...     3,878      4,530       4,090        8,700
                                --------    -------     -------     --------
EXPENSES
  Investment Advisory
    Services..................       229        124         116          311
  Accounting & Transfer Agent
    Fees......................       294        159         148          381
  Custodian Fees..............        98         95          30          236
  Legal Fees..................         2         --           1            4
  Audit Fees..................         2          1           2            5
  Shareholders' Reports.......         2          1           2            2
  Trustees' Fees and
    Expenses..................         3          1           1            4
  Other.......................         3          2           1            4
                                --------    -------     -------     --------
    Total Expenses............       633        383         301          947
                                --------    -------     -------     --------
  NET INVESTMENT INCOME
    (LOSS)....................     3,245      4,147       3,789        7,753
                                --------    -------     -------     --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (18,120)      (436)     (1,016)      12,045
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............        54         18          30          315
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency..........   101,101     56,281      42,580      120,867
  Translation of Foreign
    Currency Denominated
    Amounts...................        16          4           5           69
                                --------    -------     -------     --------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........    83,051     55,867      41,599      133,296
                                --------    -------     -------     --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $ 86,296    $60,014     $45,388     $141,049
                                ========    =======     =======     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                 THE JAPANESE            THE PACIFIC RIM          THE UNITED KINGDOM         THE CONTINENTAL
                                    SMALL                     SMALL                                               SMALL
                                   COMPANY                   COMPANY                SMALL COMPANY                COMPANY
                                    SERIES                    SERIES                    SERIES                    SERIES
                           ------------------------  ------------------------  ------------------------  ------------------------
                              YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2003         2002         2003         2002         2003         2002         2003         2002
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $     3,245  $     2,638  $     4,147  $     5,077  $     3,789  $     3,080  $     7,753  $     5,452
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      (18,120)      (5,702)        (436)        (624)      (1,016)         (74)      12,045        3,013
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........           54          140           18          (15)          30           79          315          134
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities
    and Foreign
    Currency.............      101,101      (14,390)      56,281        5,451       42,580       (7,990)     120,867       (4,955)
  Translation of Foreign
    Currency Denominated
    Amounts..............           16           39            4           (3)           5            4           69          147
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations........       86,296      (17,275)      60,014        9,886       45,388       (4,901)     141,049        3,791
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Transactions in Interest:
  Contributions..........       53,153       46,066       25,155       12,243       41,630       19,447       97,585       79,614
  Withdrawals............      (50,797)     (29,931)     (50,041)     (31,046)     (25,000)     (12,388)     (53,295)     (30,674)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease)
    from Transactions in
    Interest.............        2,356       16,135      (24,886)     (18,803)      16,630        7,059       44,290       48,940
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase
      (Decrease).........       88,652       (1,140)      35,128       (8,917)      62,018        2,158      185,339       52,731
NET ASSETS
  Beginning of Period....      195,047      196,187      121,637      130,554       98,899       96,741      263,068      210,337
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of Period..........  $   283,699  $   195,047  $   156,765  $   121,637  $   160,917  $    98,899  $   448,407  $   263,068
                           ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 THE JAPANESE SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     47.87%      (9.62)%    (13.51)%     (9.93)%     33.83%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $283,699    $195,047    $196,187    $196,118    $202,676
Ratio of Expenses to Average Net
  Assets...........................      0.28%       0.27%       0.28%       0.27%       0.28%
Ratio of Net Investment Income to
  Average Net Assets...............      1.41%       1.26%       1.41%       1.38%       1.10%
Portfolio Turnover Rate............        16%          5%          9%          6%          6%
-----------------------------------  ---------------------------------------------------------

                                               THE PACIFIC RIM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2003        2002        2001        2000        1999
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     61.47%       7.28%       2.84%     (10.99)%     54.81%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $156,765    $121,637    $130,554    $131,888    $183,759
Ratio of Expenses to Average Net
  Assets...........................      0.31%       0.32%       0.28%       0.29%       0.48%
Ratio of Net Investment Income to
  Average Net Assets...............      3.35%       3.77%       3.69%       4.10%       2.95%
Portfolio Turnover Rate............        15%         26%         10%          7%         34%
-----------------------------------  ---------------------------------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The
     Pacific Rim Small Company Series are organized as
     Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              THE UNITED KINGDOM SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------     -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------     -------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------     -------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     44.65%      (4.67)%     (4.89)%     (6.18)%     36.75%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $160,917     $98,899    $ 96,741    $109,806    $132,127
Ratio of Expenses to Average Net
  Assets...........................      0.26%       0.26%       0.27%       0.26%       0.26%
Ratio of Net Investment Income to
  Average Net Assets...............      3.25%       3.03%       2.86%       3.06%       3.55%
Portfolio Turnover Rate............         7%          6%         14%         11%          5%
-----------------------------------  ---------------------------------------------------------

                                               THE CONTINENTAL SMALL COMPANY SERIES
                                     ---------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       2003        2002        2001        2000        1999
-----------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+        N/A+        N/A+        N/A+
                                     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total From Investment
      Operations...................        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --          --          --          --
  Net Realized Gains...............        --          --          --          --          --
                                     --------    --------    --------    --------    --------
    Total Distributions............        --          --          --          --          --
-----------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+        N/A+        N/A+        N/A+
===================================  =========================================================
Total Return.......................     52.86%       3.22%      (5.43)%      2.67%      (5.89)%
-----------------------------------  ---------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $448,407    $263,068    $210,337    $226,724    $252,368
Ratio of Expenses to Average Net
  Assets...........................      0.30%       0.31%       0.30%       0.28%       0.27%
Ratio of Net Investment Income to
  Average Net Assets...............      2.49%       2.22%       2.73%       2.36%       1.92%
Portfolio Turnover Rate............        11%         12%         12%          9%         11%
-----------------------------------  ---------------------------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as
     Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 2003

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2003, the Trust consisted of twenty-five investment portfolios, of which four are included in this report, (collectively, the "Portfolios") (seventeen are presented in separate reports and four have not commenced operations):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

    In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    The Portfolios value their investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor")provides investment advisory services to the Trust. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series.................   0.10 of 1%
The Pacific Rim Small Company Series..............   0.10 of 1%
The United Kingdom Small Company Series...........   0.10 of 1%
The Continental Small Company Series..............   0.10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The Japanese Small Company Series.................  $  3,387
The Pacific Rim Small Company Series..............     1,828
The United Kingdom Small Company Series...........     1,709
The Continental Small Company Series..............     4,540

E. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                 U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES          SECURITIES
                                ------------------  ------------------
                                PURCHASES   SALES   PURCHASES   SALES
                                ---------  -------  ---------  -------
The Japanese Small Company
  Series......................       --        --    $38,938   $35,111
The Pacific Rim Small Company
  Series......................       --        --     18,448    36,918
The United Kingdom Small
  Company Series..............       --        --     30,044     8,326
The Continental Small Company
  Series......................       --        --     90,324    33,179

F. FEDERAL INCOME TAXES:

    The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

    At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
The Japanese Small Company
  Series...........................      $ 27,406         $(163,054)      $(135,648)
The Pacific Rim Small Company
  Series...........................        37,402           (52,994)        (15,592)
The United Kingdom Small Company
  Series...........................        60,761           (21,014)         39,747
The Continental Small Company
  Series...........................       152,374           (30,047)        122,327

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2003.

I. SECURITIES LENDING:

    As of November 30, 2003, some of the Trust's portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Portfolios") at November 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

    The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                  DISINTERESTED TRUSTEES/DIRECTORS

  George M. Constantinides        DFAITC - since 1993    90 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    90 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Senior
  Trustee of DFAITC.              DEM - since 1994                                  Vice-President, Lexecon Inc. (economics, law,
  1101 E. 58th Street                                                               strategy and finance consulting). Formerly,
  Chicago, IL 60637                                                                 President, Cardean University (division of
  Date of Birth: 1/19/39                                                            UNext.com). Member of the Boards of Milwaukee
                                                                                    Mutual Insurance Company and UNext.com.
                                                                                    Formerly, Trustee, First Prairie Funds
                                                                                    (registered investment company). Trustee,
                                                                                    Harbor Fund (registered investment company) (13
                                                                                    Portfolios)

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Roger G. Ibbotson               DFAITC - since 1993    90 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT                                                                     fund manager). Formerly, Director, Hospital
  06520-8200                                                                        Fund, Inc. (investment management services).
  Date of Birth: 5/27/43

  Robert C. Merton                DFA ITC - since 2003   90 portfolios in 4         John and Natty McArthur University Professor,
  Harvard Business School         DFA IDG - since 2003   investment companies       Graduate School of Business Administration,
  397 Morgan Hall                 DFA DIG - since 2003                              Harvard University (since 1998). George Fisher
  Soldiers Field                  DEM - since 2003                                  Baker Professor of Business Administration,
  Boston, MA 02163                                                                  Graduate School of Business Administration,
  Date of Birth: 7/31/44                                                            Harvard University (1988-1998), Co-founder,
                                                                                    Chief Science Officer, Integrated Finance
                                                                                    Limited (since 2002). Formerly, Partner,
                                                                                    Long-Term Capital Management.

  Myron S. Scholes                DFAITC - since 1993    90 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Chicago Mercantile
  Oak Hill Capital                                                                  Exchange. Consultant, Arbor Investors.
  Management, Inc.                                                                  Formerly, Director, Smith Breeden Family of
  2775 Sand Hill Rd.                                                                Funds and Partner, Long-Term Capital
  Suite 220                                                                         Management. Director, American Century Fund
  Menlo Park, CA 94025                                                              Complex (registered investment companies) (35
  Date of Birth: 7/01/41                                                            Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    90 portfolios in 4         Boris and Irene Stern Professor of Accounting,
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       Graduate School of Business, University of
  DEM.                            DIG - since 2000                                  Chicago, Formerly, Marvin Bower Fellow, Harvard
  Trustee of DFAITC.              DEM - since 2000                                  Business School (9/01 to 8/02). Director, HON
  Graduate School of Business                                                       Industries Inc. (office furniture) and
  University of Chicago                                                             Director, Ryder System Inc. (transportation)
  1101 East 58th Street,
  Chicago, IL 60637
  Date of Birth: 4/30/53
                                                   INTERESTED TRUSTEES/DIRECTORS**

  David G. Booth                  DFAITC - since 1993    90 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. Chairman, Director, Chief Executive
  Date of Birth: 12/02/46                                                           Officer and Chief Investment Officer of
                                                                                    Dimensional Fund Advisors Canada Inc. (All
                                                                                    Chief Investment Officer positions held
                                                                                    starting 1/1/2003 except for Dimensional Fund
                                                                                    Advisors Canada Inc., which was from
                                                                                    6/17/2003.)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Formerly Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    2002).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD

  Rex A. Sinquefield*             DFAITC - since 1993    90 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC and Dimensional Fund
                                                                                    Advisors Canada Inc. (Chief Investment Officer
                                                                                    positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

    The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H. Barlow                           Since 1993     Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities and Dimensional Fund
Secretary                                                 Advisors Canada Inc. Prior to April 2001,
Date of Birth: 1/24/67                                    legal counsel for Dimensional (since March
                                                          2000). Associate, Jones, Day, Reavis &
                                                          Pogue from October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Date of Birth: 11/29/56                                   Formerly at Kansas State University, Arthur
                                                          Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Date of Birth: 3/18/70                                    to April 2001, marketing supervisor and
                                                          marketing coordinator for Dimensional.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Date of Birth: 10/28/70                                   DFA Australia Limited. Prior to December
                                                          2001, Portfolio Manager.

Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Date of Birth: 11/24/61                                   DFA Australia Limited. Formerly, Professor
                                                          and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Date of Birth: 9/22/67                                    to July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer of all the DFA Entities.
Assistant Treasurer
Date of Birth: 1/22/61

Patrick Keating                            Since 2003     Vice President of all the DFA Entities and
Vice President                                            Dimensional Fund Advisors Canada Inc.
Date of Birth: 12/21/54                                   Formerly, Director, President and Chief
                                                          Executive Officer, Assante Asset
                                                          Management, Inc. (October 2000 to December
                                                          2002); Director, Assante Capital Management
                                                          (October 2000 to December 2002); President
                                                          and Chief Executive Officer, Assante
                                                          Capital Management (October 2000 to April
                                                          2001); Executive Vice President, Assante
                                                          Corporation (May 2001 to December 2002);
                                                          Director, Assante Asset Management Ltd.
                                                          (September 1997 to December 2002);
                                                          President and Chief Executive Officer,
                                                          Assante Asset Management Ltd. (September
                                                          1998 to May 2001); Executive Vice
                                                          President, Loring Ward (financial services
                                                          company) (January 1996 to September 1998)

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

David M. New                               Since 2003     Vice President of all the DFA Entities and
Vice President                                            Client Service Manager prior to becoming a
Date of Birth: 02/09/60                                   Vice President; Director of Research, Wurts
                                                          and Associates (investment consulting firm)
                                                          from December 2000 to June 2002; and
                                                          President, Kobe Investment Research from
                                                          August 1999 to November 2000.

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities and Dimensional Fund Advisors
Date of Birth: 5/07/64                                    Canada Inc., except DFA Australia Limited,
                                                          for which she is Vice President and
                                                          Assistant Secretary. Director, Dimensional
                                                          Funds PLC. Vice President and Assistant
                                                          Secretary of all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Date of Birth: 1/28/67                                    DFA Australia Limited. Research Associate
                                                          for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities and
Officer and Treasurer                                     Dimensional Fund Advisors Canada Inc.
Date of Birth: 10/12/55                                   Director, Dimensional Funds, PLC.

David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities. Vice President of Dimensional
Santa Monica, CA                                          Fund Advisor Canada Inc.
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, Portfolio Manager.
Date of Birth: 6/08/63

Karen E. Umland                            Since 1997     Vice President of all the DFA Entities and
Vice President                                            Dimensional Fund Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA Date of Birth:
3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President Santa Monica, CA                           except Dimensional Fund Advisors Ltd. and
Date of Birth: 3/03/45                                    DFA Australia Limited. President of
                                                          Dimensional Fund Advisors Canada Inc. Prior
                                                          to 2001 and currently, Director of
                                                          Financial Advisors Services of Dimensional
                                                          Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander Potts, the registrant's President, Chief Executive Officer and Principal Executive Officer, and Michael Clinton, the registrant's Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(a) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS - INVESTMENT TRUST

By:     /s/ Alexander Potts
        ---------------------------
        Alexander Potts
        President, Chief Executive Officer and Principal Executive Officer

Date:   February 27, 2004
        ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Alexander Potts
        ---------------------------
        Alexander Potts
        President, Chief Executive Officer and Principal Executive Officer

Date:   February 27, 2004
        ---------------------------

By:     /s/ Michael Clinton
        ---------------------------
        Michael Clinton
        Treasurer, Chief Financial and Accounting Officer and
        Principal Financial Officer

Date:   February 27, 2004
        ---------------------------

                                  EXHIBIT INDEX

(a) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)